UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th fl, Woodland Hills, CA			91367
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2018

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2018

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
SA Multi-Managed Growth Portfolio	6
SA Multi-Managed Moderate Growth Portfolio	33
SA Multi-Managed Income/Equity Portfolio	64
SA Multi-Managed Income Portfolio	88
SA Putnam Asset Allocation Diversified Growth Portfolio	112
SA T. Rowe Price Growth Stock Portfolio	151
Seasons Select
SA Multi-Managed Large Cap Growth Portfolio	157
SA Multi-Managed Large Cap Value Portfolio	165
SA Multi-Managed Mid Cap Growth Portfolio	175
SA Multi-Managed Mid Cap Value Portfolio	190
SA Multi-Managed Small Cap Portfolio	204
SA Multi-Managed International Equity Portfolio	220
SA Multi-Managed Diversified Fixed Income Portfolio	234
SA Wellington Real Return Portfolio	285
Seasons Focused
SA Columbia Focused Growth Portfolio	290
SA Columbia Focused Value Portfolio	293
Seasons Managed Allocation
SA Allocation Growth Portfolio	296
SA Allocation Moderate Growth Portfolio	299
SA Allocation Moderate Portfolio	302
SA Allocation Balanced Portfolio	305
Statements of Assets and Liabilities	308
Statements of Operations	316
Statements of Changes in Net Assets	320
Notes to Financial Statements	327
Financial Highlights	376
Report of Independent Registered Public Accounting Firm	390
Approval of Advisory and Subadvisory Agreements	392
Trustee and Officers Information	401
Shareholders Tax Information	403
Comparisons: Portfolios vs Indexes	406

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2018.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank or Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2018

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2017 and held until March 31, 2018. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2018" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2018" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2018" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2018

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2017	Ending Account Value Using Actual Return at March 31, 2018	Expenses Paid During the Six Months Ended March 31, 2018*	Beginning Account Value at October 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2018	Expenses Paid During the Six Months Ended March 31, 2018*	Annualized Expense Ratio*
SA Multi-Managed Growth#
Class 1	$1,000.00	$1,049.55	$6.23	$1,000.00	$1,018.85	$6.14	1.22%
Class 2	$1,000.00	$1,048.63	$7.00	$1,000.00	$1,018.10	$6.89	1.37%
Class 3	$1,000.00	$1,048.14	$7.51	$1,000.00	$1,017.60	$7.39	1.47%
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$1,036.27	$5.43	$1,000.00	$1,019.60	$5.39	1.07%
Class 2	$1,000.00	$1,034.73	$6.19	$1,000.00	$1,018.85	$6.14	1.22%
Class 3	$1,000.00	$1,035.20	$6.70	$1,000.00	$1,018.35	$6.64	1.32%
SA Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,020.57	$5.34	$1,000.00	$1,019.65	$5.34	1.06%
Class 2	$1,000.00	$1,018.94	$6.09	$1,000.00	$1,018.90	$6.09	1.21%
Class 3	$1,000.00	$1,019.51	$6.60	$1,000.00	$1,018.40	$6.59	1.31%
SA Multi-Managed Income
Class 1	$1,000.00	$1,003.51	$5.39	$1,000.00	$1,019.55	$5.44	1.08%
Class 2	$1,000.00	$1,002.81	$6.14	$1,000.00	$1,018.80	$6.19	1.23%
Class 3	$1,000.00	$1,002.65	$6.64	$1,000.00	$1,018.30	$6.69	1.33%
SA Putnam Asset Allocation Diversified Growth#
Class 1	$1,000.00	$1,038.44	$4.78	$1,000.00	$1,020.24	$4.73	0.94%
Class 2	$1,000.00	$1,037.61	$5.54	$1,000.00	$1,019.50	$5.49	1.09%
Class 3	$1,000.00	$1,036.59	$5.99	$1,000.00	$1,019.05	$5.94	1.18%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$1,099.83	$4.55	$1,000.00	$1,020.59	$4.38	0.87%
Class 2	$1,000.00	$1,099.25	$5.34	$1,000.00	$1,019.85	$5.14	1.02%
Class 3	$1,000.00	$1,098.81	$5.86	$1,000.00	$1,019.35	$5.64	1.12%
SA Multi-Managed Large Cap Growth
Class 1	$1,000.00	$1,091.83	$4.22	$1,000.00	$1,020.89	$4.08	0.81%
Class 2	$1,000.00	$1,091.62	$5.01	$1,000.00	$1,020.14	$4.84	0.96%
Class 3	$1,000.00	$1,090.49	$5.52	$1,000.00	$1,019.65	$5.34	1.06%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$1,023.01	$3.93	$1,000.00	$1,021.04	$3.93	0.78%
Class 2	$1,000.00	$1,022.20	$4.69	$1,000.00	$1,020.29	$4.68	0.93%
Class 3	$1,000.00	$1,022.03	$5.19	$1,000.00	$1,019.80	$5.19	1.03%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$1,094.22	$4.86	$1,000.00	$1,020.29	$4.68	0.93%
Class 2	$1,000.00	$1,093.60	$5.64	$1,000.00	$1,019.55	$5.44	1.08%
Class 3	$1,000.00	$1,092.93	$6.16	$1,000.00	$1,019.05	$5.94	1.18%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$1,030.60	$4.71	$1,000.00	$1,020.29	$4.68	0.93%
Class 2	$1,000.00	$1,029.79	$5.47	$1,000.00	$1,019.55	$5.44	1.08%
Class 3	$1,000.00	$1,029.28	$5.97	$1,000.00	$1,019.05	$5.94	1.18%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2018

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2017	Ending Account Value Using Actual Return at March 31, 2018	Expenses Paid During the Six Months Ended March 31, 2018*	Beginning Account Value at October 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2018	Expenses Paid During the Six Months Ended March 31, 2018*	Annualized Expense Ratio*
SA Multi-Managed Small Cap#
Class 1	$1,000.00	$1,040.53	$4.63	$1,000.00	$1,020.39	$4.58	0.91%
Class 2	$1,000.00	$1,039.48	$5.39	$1,000.00	$1,019.65	$5.34	1.06%
Class 3	$1,000.00	$1,038.97	$5.90	$1,000.00	$1,019.15	$5.84	1.16%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$1,026.10	$4.85	$1,000.00	$1,020.14	$4.84	0.96%
Class 2	$1,000.00	$1,025.84	$5.61	$1,000.00	$1,019.40	$5.59	1.11%
Class 3	$1,000.00	$1,024.70	$6.11	$1,000.00	$1,018.90	$6.09	1.21%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$988.35	$3.37	$1,000.00	$1,021.54	$3.43	0.68%
Class 2	$1,000.00	$986.83	$4.11	$1,000.00	$1,020.79	$4.18	0.83%
Class 3	$1,000.00	$986.83	$4.61	$1,000.00	$1,020.29	$4.68	0.93%
SA Wellington Real Return#
Class 1	$1,000.00	$1,005.92	$2.90	$1,000.00	$1,022.04	$2.92	0.58%
Class 3	$1,000.00	$1,004.48	$4.15	$1,000.00	$1,020.79	$4.18	0.83%
SA Columbia Focused Growth#
Class 1	$1,000.00	$1,109.64	$4.05	$1,000.00	$1,021.09	$3.88	0.77%
Class 2	$1,000.00	$1,109.34	$4.84	$1,000.00	$1,020.34	$4.63	0.92%
Class 3	$1,000.00	$1,108.93	$5.36	$1,000.00	$1,019.85	$5.14	1.02%
SA Columbia Focused Value#
Class 1	$1,000.00	$1,043.33	$3.67	$1,000.00	$1,021.34	$3.63	0.72%
Class 2	$1,000.00	$1,042.57	$4.43	$1,000.00	$1,020.59	$4.38	0.87%
Class 3	$1,000.00	$1,042.14	$4.94	$1,000.00	$1,020.09	$4.89	0.97%
SA Allocation Growth#
Class 1	$1,000.00	$1,038.98	$0.76	$1,000.00	$1,024.18	$0.76	0.15%
Class 3	$1,000.00	$1,037.32	$2.03	$1,000.00	$1,022.94	$2.02	0.40%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$1,030.40	$0.61	$1,000.00	$1,024.33	$0.61	0.12%
Class 3	$1,000.00	$1,029.19	$1.87	$1,000.00	$1,023.09	$1.87	0.37%
SA Allocation Moderate#
Class 1	$1,000.00	$1,025.91	$0.61	$1,000.00	$1,024.33	$0.61	0.12%
Class 3	$1,000.00	$1,024.64	$1.87	$1,000.00	$1,023.09	$1.87	0.37%
SA Allocation Balanced#
Class 1	$1,000.00	$1,016.40	$0.65	$1,000.00	$1,024.28	$0.66	0.13%
Class 3	$1,000.00	$1,014.15	$1.76	$1,000.00	$1,023.19	$1.77	0.35%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2018" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2018" and the "Annualized Expense Ratio" would have been lower.

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Diversified Financial Services	9.7%
Federal National Mtg. Assoc.	5.9
Applications Software	3.4
Web Portals/ISP	3.3
Electronic Components-Semiconductors	3.2
Medical-Biomedical/Gene	3.1
E-Commerce/Products	2.8
United States Treasury Notes	2.7
Finance-Credit Card	2.5
Computers	2.5
Real Estate Investment Trusts	2.4
Federal Home Loan Mtg. Corp.	2.2
Banks-Commercial	2.2
Retail-Restaurants	2.1
Diversified Banking Institutions	2.1
Government National Mtg. Assoc.	2.0
Diversified Manufacturing Operations	1.9
Electronic Components-Misc.	1.4
Electronic Forms	1.4
Medical-HMO	1.3
Medical-Drugs	1.3
Enterprise Software/Service	1.2
Tobacco	1.2
Multimedia	1.2
Cable/Satellite TV	1.1
Drug Delivery Systems	1.1
Internet Content-Entertainment	1.1
United States Treasury Bonds	1.0
Beverages-Non-alcoholic	1.0
Aerospace/Defense-Equipment	0.9
Commercial Services	0.9
Retail-Building Products	0.9
Entertainment Software	0.9
E-Commerce/Services	0.9
Consulting Services	0.9
Medical-Hospitals	0.8
Transport-Rail	0.8
Insurance-Property/Casualty	0.8
Auto/Truck Parts & Equipment-Original	0.8
Industrial Gases	0.8
Oil Companies-Exploration & Production	0.8
Foreign Government Obligations	0.7
Computer Services	0.7
Therapeutics	0.7
Medical Instruments	0.6
Electric-Integrated	0.6
Coatings/Paint	0.6
Building Products-Cement	0.6
Cosmetics & Toiletries	0.6
Finance-Investment Banker/Broker	0.6
Containers-Paper/Plastic	0.6
Commercial Services-Finance	0.6
Airlines	0.6
Athletic Footwear	0.6
Containers-Metal/Glass	0.6
Telephone-Integrated	0.6
Aerospace/Defense	0.6
Medical Products	0.5
Semiconductor Equipment	0.5
Finance-Other Services	0.5
Savings & Loans/Thrifts	0.5%
Diagnostic Equipment	0.5
Electric Products-Misc.	0.5
Time Deposits	0.5
Medical-Generic Drugs	0.4
Medical Information Systems	0.4
Repurchase Agreements	0.4
Electronic Connectors	0.4
Sovereign	0.4
Municipal Bonds & Notes	0.4
Computer Software	0.4
Food-Confectionery	0.4
Independent Power Producers	0.3
Retail-Discount	0.3
Building-Residential/Commercial	0.3
Food-Catering	0.3
Distribution/Wholesale	0.3
Building & Construction-Misc.	0.3
Finance-Consumer Loans	0.3
Retail-Gardening Products	0.3
Human Resources	0.3
Computer Aided Design	0.3
Pipelines	0.3
Energy-Alternate Sources	0.3
Retail-Drug Store	0.3
Banks-Super Regional	0.3
Cruise Lines	0.3
Oil Companies-Integrated	0.3
Gambling (Non-Hotel)	0.3
Oil Refining & Marketing	0.3
Data Processing/Management	0.2
Insurance-Life/Health	0.2
Machinery-General Industrial	0.2
Auto-Truck Trailers	0.2
Insurance-Multi-line	0.2
Power Converter/Supply Equipment	0.2
Office Supplies & Forms	0.2
Rubber/Plastic Products	0.2
Food-Misc./Diversified	0.2
Web Hosting/Design	0.2
Oil-Field Services	0.2
Retail-Apparel/Shoe	0.2
Printing-Commercial	0.2
Racetracks	0.2
Chemicals-Specialty	0.1
Publishing-Newspapers	0.1
Pharmacy Services	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Patient Monitoring Equipment	0.1
Internet Security	0.1
Gas-Distribution	0.1
Apparel Manufacturers	0.1
Financial Guarantee Insurance	0.1
Electronic Parts Distribution	0.1
Brewery	0.1
Building & Construction Products-Misc.	0.1
Wireless Equipment	0.1
Auto-Cars/Light Trucks	0.1
Water	0.1
Medical-Wholesale Drug Distribution	0.1

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Retail-Jewelry	0.1%
Television	0.1
Banks-Mortgage	0.1
E-Services/Consulting	0.1
Home Furnishings	0.1
Broadcast Services/Program	0.1
Metal Products-Distribution	0.1
Retail-Home Furnishings	0.1
Transport-Truck	0.1
Telecom Equipment-Fiber Optics	0.1
Engines-Internal Combustion	0.1
Metal-Aluminum	0.1
Building-Heavy Construction	0.1
Computers-Periphery Equipment	0.1
Poultry	0.1
Footwear & Related Apparel	0.1
Building Products-Doors & Windows	0.1
Retail-Hair Salons	0.1
Medical-Outpatient/Home Medical	0.1
Beverages-Wine/Spirits	0.1
Metal-Iron	0.1
Transactional Software	0.1
Engineering/R&D Services	0.1
Transport-Services	0.1
Retail-Regional Department Stores	0.1
Publishing-Books	0.1
Circuit Boards	0.1
Semiconductor Components-Integrated Circuits	0.1
Oil & Gas Drilling	0.1
Computers-Memory Devices	0.1
107.9%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 73.5%
Aerospace/Defense — 0.5%
Northrop Grumman Corp.	730	$254,858
Aerospace/Defense-Equipment — 0.9%
AAR Corp.	525	23,158
Curtiss-Wright Corp.	425	57,404
L3 Technologies, Inc.	1,862	387,296
Moog, Inc., Class A†	400	32,964
		500,822
Airlines — 0.6%
United Continental Holdings, Inc.†	4,318	299,971
Airport Development/Maintenance — 0.0%
Hudson, Ltd., Class A†	1,400	22,274
Apparel Manufacturers — 0.1%
Under Armour, Inc., Class C†	4,616	66,240
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	700	14,854
Applications Software — 3.3%
Ebix, Inc.	450	33,525
HubSpot, Inc.†	300	32,490
Microsoft Corp.	11,263	1,027,974
Progress Software Corp.	2,675	102,854
salesforce.com, Inc.†	4,846	563,590
		1,760,433
Athletic Footwear — 0.6%
NIKE, Inc., Class B	4,546	302,036
Auto-Truck Trailers — 0.2%
Wabash National Corp.	5,150	107,171
Auto/Truck Parts & Equipment-Original — 0.8%
Aptiv PLC	4,002	340,050
Meritor, Inc.†	150	3,084
Tenneco, Inc.	1,050	57,613
		400,747
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,650	71,527
B2B/E-Commerce — 0.0%
ePlus, Inc.†	300	23,310
Banks-Commercial — 1.7%
1st Source Corp.	325	16,451
BancFirst Corp.	1,025	54,427
BancorpSouth Bank	1,375	43,725
Banner Corp.	1,275	70,750
Cadence BanCorp	100	2,723
Cathay General Bancorp, Class B	525	20,989
Central Pacific Financial Corp.	1,750	49,805
Central Valley Community Bancorp	125	2,445
Citizens & Northern Corp.	150	3,464
City Holding Co.	350	23,996
CVB Financial Corp.	2,200	49,808
East West Bancorp, Inc.	24	1,501
FCB Financial Holdings, Inc., Class A†	1,650	84,315
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
First Commonwealth Financial Corp.	2,225	$31,439
First Community Bancshares, Inc.	150	4,478
First Financial Bancorp	350	10,273
First Hawaiian, Inc.	500	13,915
First Horizon National Corp.	572	10,771
First Interstate BancSystem, Inc., Class A	350	13,842
Fulton Financial Corp.	575	10,206
Great Western Bancorp, Inc.	175	7,047
Guaranty Bancorp	225	6,379
Heritage Financial Corp.	500	15,300
Hope Bancorp, Inc.	1,094	19,900
Independent Bank Corp./ Massachusetts	75	5,366
Independent Bank Corp./Michgan	650	14,885
MainSource Financial Group, Inc.	175	7,114
OFG Bancorp	1,225	12,801
PacWest Bancorp	375	18,574
Sierra Bancorp	150	3,996
Simmons First National Corp., Class A	639	18,180
Southside Bancshares, Inc.	110	3,821
TCF Financial Corp.	1,375	31,364
Trustmark Corp.	475	14,801
UMB Financial Corp.	325	23,527
Union Bankshares Corp.	1,666	61,159
Webster Financial Corp.	325	18,005
West Bancorporation, Inc.	225	5,760
Westamerica Bancorporation	1,375	79,860
		887,162
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	825	49,021
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	125	4,156
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	12,246	531,844
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,450	16,313
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	800	27,080
Ply Gem Holdings, Inc.†	725	15,660
		42,740
Building & Construction-Misc. — 0.3%
EMCOR Group, Inc.	1,800	140,274
MYR Group, Inc.†	775	23,885
		164,159
Building Products-Cement — 0.6%
Continental Building Products, Inc.†	2,875	82,081
Vulcan Materials Co.	2,104	240,214
		322,295

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	625	$38,344
Building-Heavy Construction — 0.0%
MasTec, Inc.†	350	16,468
Building-Residential/Commercial — 0.3%
AV Homes, Inc.†	300	5,565
Beazer Homes USA, Inc.†	2,225	35,489
Hovnanian Enterprises, Inc., Class A†	2,075	3,797
KB Home	400	11,380
Taylor Morrison Home Corp., Class A†	4,775	111,162
		167,393
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	11,198	382,636
Chemicals-Plastics — 0.0%
PolyOne Corp.	250	10,630
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	700	46,865
OMNOVA Solutions, Inc.†	1,600	16,800
Sensient Technologies Corp.	200	14,116
		77,781
Circuit Boards — 0.1%
TTM Technologies, Inc.†	1,825	27,904
Coal — 0.0%
NACCO Industries, Inc., Class A	350	11,498
SunCoke Energy, Inc.†	300	3,228
		14,726
Coatings/Paint — 0.6%
Sherwin-Williams Co.	810	317,617
Commercial Services — 0.9%
Care.com, Inc.†	650	10,576
CoStar Group, Inc.†	796	288,693
Medifast, Inc.	75	7,009
RPX Corp.	3,756	40,152
ServiceMaster Global Holdings, Inc.†	2,871	145,990
		492,420
Commercial Services-Finance — 0.6%
Euronet Worldwide, Inc.†	150	11,838
EVERTEC, Inc.	200	3,270
Green Dot Corp., Class A†	425	27,268
MarketAxess Holdings, Inc.	275	59,796
Travelport Worldwide, Ltd.	4,600	75,164
Worldpay, Inc., Class A†	1,576	129,610
		306,946
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	1,900	149,891
Computer Data Security — 0.0%
ForeScout Technologies, Inc.†	125	4,055
VASCO Data Security International, Inc.†	575	7,446
		11,501
Security Description	Shares	Value (Note 2)
Computer Services — 0.7%
Amdocs, Ltd.	3,527	$235,321
Convergys Corp.	1,050	23,751
Science Applications International Corp.	725	57,130
Unisys Corp.†	3,200	34,400
		350,602
Computer Software — 0.4%
Box, Inc., Class A†	475	9,761
SendGrid, Inc.†	100	2,814
SS&C Technologies Holdings, Inc.	2,919	156,575
Tintri, Inc.†	900	1,539
Workiva, Inc.†	1,325	31,403
		202,092
Computers — 2.4%
Apple, Inc.	7,420	1,244,928
Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	400	10,540
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	1,500	40,995
Consulting Services — 0.9%
Gartner, Inc.†	1,854	218,067
Huron Consulting Group, Inc.†	1,900	72,390
Verisk Analytics, Inc.†	1,564	162,656
		453,113
Containers-Metal/Glass — 0.6%
Ball Corp.	7,591	301,439
Containers-Paper/Plastic — 0.6%
Graphic Packaging Holding Co.	4,195	64,393
Sealed Air Corp.	5,893	252,162
		316,555
Cosmetics & Toiletries — 0.6%
Estee Lauder Cos., Inc., Class A	2,121	317,556
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	2,525	133,749
Data Processing/Management — 0.2%
CSG Systems International, Inc.	650	29,439
Fair Isaac Corp.†	525	88,919
		118,358
Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc.	1,220	251,881
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,400	19,880
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	125	12,356
Distribution/Wholesale — 0.3%
Essendant, Inc.	375	2,925
Fastenal Co.	2,132	116,386
Titan Machinery, Inc.†	2,000	47,120
		166,431
Diversified Manufacturing Operations — 1.9%
A.O. Smith Corp.	3,517	223,646
Actuant Corp., Class A	1,325	30,806

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Harsco Corp.†	950	$19,617
Illinois Tool Works, Inc.	2,271	355,775
Parker-Hannifin Corp.	2,128	363,952
		993,796
Drug Delivery Systems — 1.1%
DexCom, Inc.†	3,927	291,226
Nektar Therapeutics†	2,818	299,441
		590,667
E-Commerce/Products — 2.8%
Amazon.com, Inc.†	963	1,393,788
Wayfair, Inc., Class A†	1,349	91,098
		1,484,886
E-Commerce/Services — 0.9%
Booking Holdings, Inc.†	188	391,113
Cargurus, Inc.†	125	4,809
Shutterfly, Inc.†	500	40,625
Stamps.com, Inc.†	200	40,210
		476,757
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,100	48,132
Educational Software — 0.0%
Rosetta Stone, Inc.†	500	6,575
Electric Products-Misc. — 0.5%
AMETEK, Inc.	3,142	238,698
Graham Corp.	225	4,819
		243,517
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	925	10,961
Electric-Generation — 0.0%
Atlantic Power Corp.†	11,925	25,043
Electric-Integrated — 0.2%
Avista Corp.	150	7,688
El Paso Electric Co.	650	33,150
NorthWestern Corp.	175	9,415
PNM Resources, Inc.	475	18,169
Portland General Electric Co.	1,150	46,586
		115,008
Electronic Components-Misc. — 1.4%
Bel Fuse, Inc., Class B	150	2,835
Benchmark Electronics, Inc.	1,950	58,207
Flex, Ltd.†	14,933	243,856
Knowles Corp.†	2,025	25,495
Sensata Technologies Holding PLC†	5,860	303,724
Stoneridge, Inc.†	2,075	57,270
Vishay Intertechnology, Inc.	3,875	72,075
		763,462
Electronic Components-Semiconductors — 3.0%
Alpha & Omega Semiconductor, Ltd.†	1,225	18,926
Amkor Technology, Inc.†	4,300	43,559
Broadcom, Ltd.	1,942	457,632
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Microchip Technology, Inc.	4,261	$389,285
Rambus, Inc.†	2,600	34,918
Silicon Laboratories, Inc.†	125	11,238
Synaptics, Inc.†	1,250	57,163
Texas Instruments, Inc.	4,898	508,853
Xperi Corp.	3,600	76,140
		1,597,714
Electronic Connectors — 0.4%
Amphenol Corp., Class A	2,487	214,205
Electronic Forms — 1.4%
Adobe Systems, Inc.†	3,411	737,049
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	700	59,591
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	1,225	14,688
Pacific Ethanol, Inc.†	1,625	4,875
Pattern Energy Group, Inc., Class A	875	15,128
Renewable Energy Group, Inc.†	2,150	27,520
REX American Resources Corp.†	1,050	76,440
		138,651
Engineering/R&D Services — 0.1%
VSE Corp.	600	31,032
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,025	43,355
Enterprise Software/Service — 1.2%
Manhattan Associates, Inc.†	275	11,517
SailPoint Technologies Holding, Inc.†	1,025	21,207
Tyler Technologies, Inc.†	1,515	319,604
Ultimate Software Group, Inc.†	1,201	292,684
		645,012
Entertainment Software — 0.9%
Activision Blizzard, Inc.	7,026	473,974
Take-Two Interactive Software, Inc.†	50	4,889
		478,863
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	300	24,972
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	65	21,477
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	450	23,585
Synchrony Financial	3,819	128,051
		151,636
Finance-Credit Card — 2.5%
Mastercard, Inc., Class A	3,516	615,863
Visa, Inc., Class A	5,808	694,753
		1,310,616
Finance-Investment Banker/Broker — 0.6%
Houlihan Lokey, Inc.	750	33,450
Stifel Financial Corp.	165	9,773
TD Ameritrade Holding Corp.	4,620	273,643
		316,866

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	2,556	$185,361
WageWorks, Inc.†	800	36,160
		221,521
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	3,225	29,863
MGIC Investment Corp.†	1,400	18,200
NMI Holdings, Inc., Class A†	650	10,758
Radian Group, Inc.	375	7,140
		65,961
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	125	3,463
Food-Catering — 0.3%
Aramark	4,355	172,284
Food-Confectionery — 0.4%
Hershey Co.	1,967	194,654
Food-Dairy Products — 0.0%
Dean Foods Co.	1,625	14,008
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	150	11,364
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	4,900	84,770
Food-Retail — 0.0%
Ingles Markets, Inc., Class A	575	19,464
Footwear & Related Apparel — 0.1%
Weyco Group, Inc.	75	2,520
Wolverine World Wide, Inc.	1,275	36,848
		39,368
Gambling (Non-Hotel) — 0.3%
Pinnacle Entertainment, Inc.†	4,375	131,906
Gas-Distribution — 0.1%
Northwest Natural Gas Co.	150	8,648
Southwest Gas Holdings, Inc.	325	21,980
Spire, Inc.	375	27,112
		57,740
Home Furnishings — 0.1%
Sleep Number Corp.†	1,350	47,452
Housewares — 0.0%
Lifetime Brands, Inc.	125	1,550
Human Resources — 0.3%
Barrett Business Services, Inc.	1,150	95,312
Cross Country Healthcare, Inc.†	2,525	28,053
TriNet Group, Inc.†	175	8,106
TrueBlue, Inc.†	1,000	25,900
		157,371
Independent Power Producers — 0.3%
Dynegy, Inc.†	5,025	67,938
NRG Energy, Inc.	3,746	114,365
		182,303
Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	2,513	399,642
Security Description	Shares	Value (Note 2)
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc.	1,900	$41,173
Primerica, Inc.	550	53,130
		94,303
Insurance-Multi-line — 0.0%
Kemper Corp.	200	11,400
Insurance-Property/Casualty — 0.8%
Ambac Financial Group, Inc.†	100	1,568
First American Financial Corp.	350	20,538
Global Indemnity, Ltd.	125	4,315
Kinsale Capital Group, Inc.	425	21,815
Navigators Group, Inc.	525	30,266
ProAssurance Corp.	425	20,634
Progressive Corp.	4,800	292,464
Third Point Reinsurance, Ltd.†	675	9,416
Universal Insurance Holdings, Inc.	375	11,963
		412,979
Insurance-Reinsurance — 0.0%
Blue Capital Reinsurance Holdings, Ltd.	100	1,220
Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	3,684	588,666
Internet Content-Information/News — 0.0%
DHI Group, Inc.†	1,025	1,640
Internet Security — 0.1%
Proofpoint, Inc.†	400	45,460
Zix Corp.†	2,475	10,568
Zscaler, Inc.†	475	13,333
		69,361
Investment Management/Advisor Services — 0.0%
BrightSphere Investment Group PLC	350	5,516
Virtus Investment Partners, Inc.	125	15,475
		20,991
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	475	34,627
DXP Enterprises, Inc.†	825	32,134
Kadant, Inc.	450	42,525
		109,286
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	176	3,348
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	500	7,950
Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	2,175	26,861
athenahealth, Inc.†	1,288	184,223
		211,084
Medical Instruments — 0.6%
AngioDynamics, Inc.†	1,900	32,775
Boston Scientific Corp.†	9,784	267,299
NuVasive, Inc.†	650	33,936
		334,010

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.0%
Medpace Holdings, Inc.†	250	$8,728
Medical Products — 0.4%
Integer Holdings Corp.†	1,625	91,893
Luminex Corp.	525	11,062
Orthofix International NV†	300	17,634
OrthoPediatrics Corp.†	250	3,765
Wright Medical Group NV†	5,125	101,680
		226,034
Medical-Biomedical/Gene — 3.0%
ACADIA Pharmaceuticals, Inc.†	525	11,797
Achillion Pharmaceuticals, Inc.†	5,575	20,683
Alder Biopharmaceuticals, Inc.†	1,875	23,812
AMAG Pharmaceuticals, Inc.†	975	19,646
Amicus Therapeutics, Inc.†	2,275	34,216
AnaptysBio, Inc.†	1,232	128,227
Arena Pharmaceuticals, Inc.†	705	27,847
ARMO BioSciences, Inc.†	450	16,835
Avexis, Inc.†	300	37,074
Biogen, Inc.†	1,020	279,296
Biohaven Pharmaceutical Holding Co., Ltd.†	675	17,388
Bluebird Bio, Inc.†	125	21,344
Celgene Corp.†	2,644	235,871
CytomX Therapeutics, Inc.†	775	22,049
Homology Medicines, Inc.†	1,000	18,700
Insmed, Inc.†	2,474	55,714
Menlo Therapeutics, Inc.†	625	23,488
Myriad Genetics, Inc.†	1,275	37,676
NewLink Genetics Corp.†	2,700	19,575
Novavax, Inc.†	11,325	23,783
Prothena Corp. PLC†	475	17,437
Puma Biotechnology, Inc.†	2,689	182,986
Regeneron Pharmaceuticals, Inc.†	612	210,748
REGENXBIO, Inc.†	1,025	30,596
resTORbio, Inc.†	450	4,311
Sangamo Therapeutics, Inc.†	450	8,550
Selecta Biosciences, Inc.†	1,650	16,814
Seres Therapeutics, Inc.†	2,300	16,882
Solid Biosciences, Inc.†	1,775	13,313
Spark Therapeutics, Inc.†	525	34,960
		1,611,618
Medical-Drugs — 1.2%
Aimmune Therapeutics, Inc.†	750	23,872
Clovis Oncology, Inc.†	425	22,440
Eli Lilly & Co.	4,236	327,739
Global Blood Therapeutics, Inc.†	2,194	105,970
Horizon Pharma PLC†	1,350	19,170
Paratek Pharmaceuticals, Inc.†	1,225	15,925
Prestige Brands Holdings, Inc.†	200	6,744
Reata Pharmaceuticals, Inc., Class A†	850	17,434
Synergy Pharmaceuticals, Inc.†	7,375	13,496
TG Therapeutics, Inc.†	1,600	22,720
Vanda Pharmaceuticals, Inc.†	1,250	21,063
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Voyager Therapeutics, Inc.†	900	$16,911
		613,484
Medical-Generic Drugs — 0.3%
Mylan NV†	4,325	178,060
Medical-HMO — 1.2%
Humana, Inc.	1,419	381,470
Molina Healthcare, Inc.†	1,400	113,652
Tivity Health, Inc.†	2,750	109,037
WellCare Health Plans, Inc.†	50	9,682
		613,841
Medical-Hospitals — 0.7%
Surgery Partners, Inc.†	2,550	43,732
Tenet Healthcare Corp.†	3,200	77,600
Universal Health Services, Inc., Class B	1,916	226,874
		348,206
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	2,200	33,880
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	750	11,663
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,075	46,139
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp.	425	42,883
Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.	250	3,350
Motion Pictures & Services — 0.0%
Eros International PLC†	1,500	16,350
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	850	12,240
Multimedia — 1.0%
E.W. Scripps Co., Class A	625	7,494
Entravision Communications Corp., Class A	1,500	7,050
Liberty Media Corp. - Liberty Formula One, Series C†	4,010	123,708
Walt Disney Co.	3,733	374,943
		513,195
Office Furnishings-Original — 0.0%
Interface, Inc.	411	10,357
Office Supplies & Forms — 0.2%
ACCO Brands Corp.	8,000	100,400
Oil & Gas Drilling — 0.1%
Parker Drilling Co.†	1,825	1,159
Rowan Cos. PLC, Class A†	2,125	24,522
		25,681
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	2,027	122,451
Denbury Resources, Inc.†	6,550	17,947
EP Energy Corp., Class A†	5,031	6,742
HighPoint Resources Corp.†	5,725	29,083
Sanchez Energy Corp.†	2,025	6,338

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Unit Corp.†	750	$14,820
W&T Offshore, Inc.†	9,625	42,639
		240,020
Oil Field Machinery & Equipment — 0.0%
Natural Gas Services Group, Inc.†	325	7,751
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	100	4,350
Delek US Holdings, Inc.	1,900	77,330
		81,680
Oil-Field Services — 0.2%
Archrock, Inc.	2,050	17,937
FTS International, Inc.†	850	15,631
MRC Global, Inc.†	2,775	45,621
SEACOR Holdings, Inc.†	175	8,943
		88,132
Paper & Related Products — 0.0%
Domtar Corp.	250	10,635
Verso Corp., Class A†	500	8,420
		19,055
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	800	70,360
Pollution Control — 0.0%
CECO Environmental Corp.	175	779
Poultry — 0.1%
Pilgrim's Pride Corp.†	1,050	25,840
Sanderson Farms, Inc.	125	14,878
		40,718
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	150	9,585
Generac Holdings, Inc.†	1,750	80,342
Powell Industries, Inc.	575	15,433
		105,360
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	500	1,100
Deluxe Corp.	650	48,106
Ennis, Inc.	1,875	36,938
		86,144
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	4,039	28,071
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	5,800	57,884
tronc, Inc.†	1,175	19,293
		77,177
Racetracks — 0.2%
Penn National Gaming, Inc.†	2,675	70,245
Speedway Motorsports, Inc.	525	9,356
		79,601
Real Estate Investment Trusts — 2.4%
Alexander & Baldwin, Inc.	284	6,569
American Assets Trust, Inc.	600	20,046
American Tower Corp.	2,758	400,848
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Ashford Hospitality Trust, Inc.	3,950	$25,517
Capstead Mtg. Corp.	2,925	25,301
CBL & Associates Properties, Inc.	625	2,606
Cherry Hill Mtg. Investment Corp.	325	5,701
CorEnergy Infrastructure Trust, Inc.	325	12,200
CoreSite Realty Corp.	850	85,221
CubeSmart	425	11,985
CYS Investments, Inc.	6,975	46,872
DCT Industrial Trust, Inc.	500	28,170
DiamondRock Hospitality Co.	2,325	24,273
Dynex Capital, Inc.	275	1,823
EastGroup Properties, Inc.	275	22,731
EPR Properties	25	1,385
Equinix, Inc.	341	142,586
Equity LifeStyle Properties, Inc.	150	13,165
First Industrial Realty Trust, Inc.	325	9,500
Franklin Street Properties Corp.	550	4,626
Gladstone Commercial Corp.	125	2,168
Government Properties Income Trust	600	8,196
Hersha Hospitality Trust	1,475	26,402
Highwoods Properties, Inc.	250	10,955
Hospitality Properties Trust	650	16,471
InfraREIT, Inc.†	200	3,886
Invesco Mtg. Capital, Inc.	900	14,742
Invitation Homes, Inc.	3,937	89,882
LTC Properties, Inc.	675	25,650
Mack-Cali Realty Corp.	575	9,608
National Retail Properties, Inc.	75	2,945
Pebblebrook Hotel Trust	500	17,175
Pennsylvania Real Estate Investment Trust	325	3,136
PotlatchDeltic Corp.	900	46,845
PS Business Parks, Inc.	150	16,956
Ramco-Gershenson Properties Trust	1,150	14,214
RLJ Lodging Trust	2,600	50,544
Saul Centers, Inc.	300	15,291
Summit Hotel Properties, Inc.	200	2,722
Taubman Centers, Inc.	200	11,382
Xenia Hotels & Resorts, Inc.	275	5,423
		1,285,718
Rental Auto/Equipment — 0.0%
Aaron's, Inc.	325	15,145
Retail-Apparel/Shoe — 0.2%
Children's Place, Inc.	650	87,912
Retail-Building Products — 0.9%
Home Depot, Inc.	2,707	482,496
Retail-Discount — 0.3%
Big Lots, Inc.	850	37,001
Costco Wholesale Corp.	750	141,322
		178,323
Retail-Gardening Products — 0.3%
Tractor Supply Co.	2,513	158,369
Retail-Hair Salons — 0.1%
Regis Corp.†	2,275	34,421

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	6,125	$19,723
RH†	275	26,202
		45,925
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,300	49,920
Retail-Office Supplies — 0.0%
Office Depot, Inc.	2,150	4,623
Retail-Pawn Shops — 0.0%
EZCORP, Inc., Class A†	1,200	15,840
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	350	28,119
Retail-Restaurants — 2.1%
Bloomin' Brands, Inc.	3,250	78,910
Brinker International, Inc.	1,075	38,807
Dunkin' Brands Group, Inc.	2,606	155,552
McDonald's Corp.	2,762	431,922
Sonic Corp.	2,400	60,552
Starbucks Corp.	6,381	369,396
		1,135,139
Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	250	8,078
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	200	4,230
Trinseo SA	1,225	90,711
		94,941
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	575	9,764
Beneficial Bancorp, Inc.	4,267	66,352
Capitol Federal Financial, Inc.	125	1,544
Charter Financial Corp.	375	7,646
First Defiance Financial Corp.	125	7,165
Flushing Financial Corp.	450	12,132
Investors Bancorp, Inc.	1,500	20,460
Meridian Bancorp, Inc.	3,275	65,991
Northfield Bancorp, Inc.	3,525	55,025
People's United Financial, Inc.	748	13,958
Provident Financial Holdings, Inc.	200	3,618
		263,655
Schools — 0.0%
Strayer Education, Inc.	50	5,053
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	950	3,496
Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	650	26,410
Semiconductor Equipment — 0.5%
Cohu, Inc.	425	9,694
Entegris, Inc.	900	31,320
Lam Research Corp.	1,038	210,880
		251,894
Steel-Producers — 0.0%
Carpenter Technology Corp.	125	5,515
Security Description	Shares	Value (Note 2)
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	1,700	$44,030
Telecom Services — 0.0%
RigNet, Inc.†	850	11,560
Switch, Inc., Class A	300	4,773
		16,333
Telephone-Integrated — 0.1%
Frontier Communications Corp.	4,000	29,680
Windstream Holdings, Inc.	8,900	12,549
		42,229
Television — 0.1%
ION Media Networks, Inc.†(1)(9)(14)	2	1,612
Sinclair Broadcast Group, Inc., Class A	1,350	42,255
		43,867
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	400	10,320
Therapeutics — 0.7%
Cara Therapeutics, Inc.†	1,075	13,308
Flexion Therapeutics, Inc.†	800	17,928
La Jolla Pharmaceutical Co.†	750	22,335
Mersana Therapeutics, Inc.†	875	13,799
Neurocrine Biosciences, Inc.†	2,529	209,730
Sarepta Therapeutics, Inc.†	575	42,602
Xencor, Inc.†	875	26,232
		345,934
Tobacco — 0.9%
Altria Group, Inc.	7,530	469,270
Toys — 0.0%
Funko, Inc., Class A†	1,175	9,647
Transactional Software — 0.1%
ACI Worldwide, Inc.†	550	13,046
Synchronoss Technologies, Inc.†	1,825	19,254
		32,300
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	44	330
International Seaways, Inc.†	475	8,360
		8,690
Transport-Rail — 0.7%
CSX Corp.	6,795	378,549
Transport-Truck — 0.1%
ArcBest Corp.	725	23,236
Covenant Transportation Group, Inc., Class A†	200	5,966
Schneider National, Inc., Class B	325	8,470
YRC Worldwide, Inc.†	775	6,843
		44,515
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	1,600	17,200
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	100	9,747

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares/ Principal Amount(15)	Value (Note 2)
COMMON STOCKS (continued)
Vitamins & Nutrition Products (continued)
USANA Health Sciences, Inc.†	125	$10,738
		20,485
Water — 0.1%
American States Water Co.	1,075	57,039
Web Hosting/Design — 0.2%
NIC, Inc.	1,450	19,285
Web.com Group, Inc.†	3,925	71,042
		90,327
Web Portals/ISP — 3.3%
Alphabet, Inc., Class C†	1,702	1,756,107
Wireless Equipment — 0.1%
InterDigital, Inc.	650	47,840
Total Common Stocks (cost $30,465,017)		38,954,198
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
Societe Generale SA 8.25% due 11/29/2018(2)	$270,000	278,100
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(9)	6,000	1
Total Preferred Securities/Capital Securities (cost $290,736)		278,101
ASSET BACKED SECURITIES — 9.7%
Diversified Financial Services — 9.7%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.04% 1 ML+0.17% due 01/25/2037(3)	9,801	9,525
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	3,777	3,771
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 3.23% 3 ML+1.51% due 01/15/2029*(4)	250,915	252,787
Apidos CLO XXI FRS Series 2015-21A, Class A1 3.16% 3 ML+1.43% due 07/18/2027*(4)	255,000	255,397
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.45% 1 ML+1.58% due 10/25/2034(9)	2,185	2,190
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 3.24% 3 ML+1.45% due 08/05/2027*(4)	265,000	265,416
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(5)	$40,000	$39,886
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(5)	40,000	39,915
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	92,353	92,969
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	88,737	89,286
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(6)	93,665	93,880
Bayview Opportunity Master Fund Trust VRS Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(6)(7)	51,308	51,072
Bayview Opportunity Master Fund Trust VRS Series 2017-RN8, Class A1 3.35% due 11/28/2032*(6)(7)	78,976	78,729
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	83,223	84,542
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.48% due 02/25/2036(3)(6)	29,153	29,048
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(5)(6)(8)	99,952	4,095
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	2,292	2,272
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	15,000	14,998
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048	39,000	39,616
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	8,077	8,031
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(6)	89,402	88,688
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	39,000	39,584
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	20,000	20,556

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.16% 1 Yr USTYCR+2.40% due 03/25/2036(3)	$18,350	$17,867
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(9)	86,049	85,784
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(3)(6)	78,350	78,467
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	35,000	34,443
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(5)	43,000	44,186
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	45,267	45,612
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	105,068
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	9,036	8,066
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.84% due 06/15/2057(5)(6)(8)	325,531	13,991
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(5)	40,000	41,027
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.34% due 05/25/2035(3)(6)	28,393	28,440
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	1,266	1,265
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	50,000	49,949
GS Mtg. Securities Trust Series 2016-CS3, Class A4 2.85% due 10/10/2049(5)	44,000	41,925
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	46,000	46,870
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	40,000	41,348
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.97% 1 ML+0.10% due 03/25/2037(9)	57,868	29,567
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.55% due 03/25/2047(3)(6)	5,872	5,401
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.66% due 01/25/2036(3)(6)	$12,300	$12,175
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	7,471	7,474
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.41% 1 ML+0.54% due 05/25/2035(3)	15,367	15,324
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(5)	39,000	39,292
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	25,000	25,602
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	62,121
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)(6)	364	369
LSTAR Securities Investment, Ltd. FRS Series 2017-3, Class A1 3.89% 1 ML+2.00% due 04/01/2022*	51,756	51,821
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.90% 3 ML+1.16% due 07/23/2029*(4)	250,000	250,163
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 2.75% (3 ML+1.00%) due 07/25/2026*(4)	270,000	270,010
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.54% due 12/25/2034(3)(6)	8,003	8,168
MFRA Trust VRS Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(6)(7)	96,344	95,717
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.12% due 12/15/2047(5)(6)(8)	97,149	4,383
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(5)	42,000	41,629
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	9,819	8,071

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MortgageIT Trust FRS Series 2005-4, Class A1 2.15% 1 ML+0.28% due 10/25/2035(3)	$34,620	$34,207
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.37% 1 ML+1.50% due 06/25/2057*(3)	84,029	86,470
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(6)	76,757	78,239
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(6)	82,556	83,913
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(6)	81,359	82,821
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(6)	90,204	91,570
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.14% due 06/25/2036(6)	30,564	27,465
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(6)	7,610	7,448
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	100,000	99,555
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	94,259	93,738
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	100,000	98,292
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	95,132	95,812
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.97% 1 ML+0.10% due 02/25/2037(9)	9,682	6,001
Renaissance Home Equity Loan Trust VRS Series 2007-1, Class AF5 5.91% due 04/25/2037(6)(7)(9)	60,675	31,896
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	1,006	996
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.00% 1 ML+0.13% due 05/25/2037(9)	$26,624	$20,401
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.41% due 02/20/2047(3)(6)	25,798	22,951
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 2.66% (3 ML+0.92%) due 10/20/2027*(4)	270,000	269,907
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.12% (1 ML+0.25%) due 11/25/2036(9)	50,000	43,960
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75%due 10/25/2056*(6)	77,075	76,210
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	89,102	87,808
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.11% 3 ML+1.37% due 04/20/2027*(4)	265,000	264,992
Wells Fargo Commercial Mtg. Trust Series 2017-RB1, Class A5 3.64% due 03/15/2050(5)	41,000	41,282
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	30,665
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.63% due 10/25/2036(3)(6)	9,897	9,767
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.68% due 11/25/2034(3)(6)	856	865
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.72% due 01/25/2035(3)(6)	21,089	21,295
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.91% due 03/25/2035(3)(6)	16,017	16,328
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	30,000	29,841
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	36,107

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	$36,000	$37,453
Total Asset Backed Securities (cost $5,144,387)		5,146,103
U.S. CORPORATE BONDS & NOTES — 6.6%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	26,000	25,214
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	10,000	9,988
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	15,000	14,800
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	9,940
		24,740
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	9,779
General Motors Co. Senior Notes 5.40% due 04/01/2048	15,000	14,984
General Motors Co. Senior Notes 6.75% due 04/01/2046	15,000	17,413
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	15,000	14,873
		57,049
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	25,000	25,053
Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	10,000	9,364
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	55,000	54,086
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	30,000	29,273
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	20,000	19,412
Security Description	Principal Amount(15)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	$20,000	$20,967
		133,102
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	15,000	14,495
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,851
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	15,000	14,472
		33,818
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	15,000	14,911
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	10,000	10,070
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	13,766
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	20,000	20,457
		59,204
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	7,000	6,917
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	10,000	10,366
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	5,000	5,378
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	8,000	7,953
		30,614
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	15,000	15,375
Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	25,020

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	$10,000	$9,875
Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	10,000	10,028
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	25,537
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	5,000	5,110
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	32,000	35,126
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	10,000	8,592
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,181
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	25,000	23,975
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	8,000	8,009
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,595
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	10,000	8,912
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	17,322
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	10,444
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	15,000	15,141
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	40,000	41,886
		218,858
Security Description	Principal Amount(15)	Value (Note 2)
Cellular Telecom — 0.0%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	$5,000	$5,250
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	9,750
		15,000
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	5,000	4,834
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	5,000	4,874
Computers — 0.1%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	15,000	14,819
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	9,228
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	5,000	5,191
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	10,000	10,684
		39,922
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	25,000	24,945
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	10,000	10,000
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	4,872
Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	35,000	34,984
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	55,000	54,200
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	14,850
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	35,000	34,048

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	$30,000	$29,499
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	5,000	4,957
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	40,000	42,290
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	9,674
Citigroup, Inc. FRS Senior Notes 2.98% 3 ML+1.10% due 05/17/2024	30,000	30,270
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	14,259
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	10,000	9,654
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	6,000	6,393
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	25,000	27,068
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	10,000	9,907
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	44,000	43,552
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	10,000	9,898
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	15,000	14,684
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	25,000	24,313
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	4,847
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	15,000	14,704
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	5,000	5,381
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	12,000	12,512
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	$9,000	$10,817
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	19,020
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	13,000	16,285
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	15,000	14,584
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	10,000	9,761
JPMorgan Chase & Co. FRS Senior Notes 2.97% 3 ML+1.23% due 10/24/2023	10,000	10,147
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	25,000	24,370
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	33,899
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	15,000	14,561
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	24,408
Morgan Stanley Senior Notes 2.65% due 01/27/2020	35,000	34,784
Morgan Stanley Senior Notes 3.59% due 07/22/2028	35,000	33,854
Morgan Stanley Senior Notes 3.63% due 01/20/2027	20,000	19,576
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	19,902
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	10,000	9,737
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	5,036
		752,685
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	10,000	9,975

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	$5,000	$4,851
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	15,000	14,947
		19,798
Electric-Distribution — 0.0%
Sempra Energy Senior Notes 2.40% due 02/01/2020	10,000	9,893
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	5,018
Electric-Integrated — 0.4%
AES Corp. Senior Notes 4.00% due 03/15/2021	20,000	20,075
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	4,070
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028*	10,000	9,651
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	10,000	9,772
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	5,000	4,510
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	13,634
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	14,865
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	5,000	5,120
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	35,000	34,216
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	9,791
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	25,000	29,799
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	20,000	26,006
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	15,000	14,478
Security Description	Principal Amount(15)	Value (Note 2)
Electric-Integrated (continued)
Southern Co. Senior Notes 1.85% due 07/01/2019	$10,000	$9,866
Southern Co. Senior Notes 2.75% due 06/15/2020	15,000	14,873
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	4,856
		225,582
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	30,000	29,581
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	15,000	14,719
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	5,000	4,726
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	20,000	19,675
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	7,178
		75,879
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	10,000	9,722
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	4,929
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	10,000	10,450
Finance-Credit Card — 0.0%
American Express Co. Senior Notes 3.40% due 02/27/2023	15,000	14,949
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(9)	7,000	280
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(9)	7,000	1

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(9)	$10,000	$1
		282
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	43,570
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	9,170
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	15,000	14,719
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	10,000	9,937
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	4,963
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	4,919
		9,882
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	9,950
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	10,000	9,849
		19,799
Insurance-Multi-line — 0.2%
Assurant, Inc. FRS Senior Notes 3.54% 3 ML+1.25% due 03/26/2021	90,000	90,101
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	5,000	4,100
		94,201
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	2,000	3,143
Security Description	Principal Amount(15)	Value (Note 2)
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	$5,000	$5,150
Medical Information Systems — 0.0%
Quintiles IMS, Inc. Company Guar. Notes 4.88% due 05/15/2023*	10,000	10,187
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	15,021
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	30,000	28,875
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	15,000	14,482
		43,357
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	15,000	14,636
Celgene Corp. Senior Notes 4.63% due 05/15/2044	5,000	4,986
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	5,005
		24,627
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	5,000	5,045
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	4,804
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	25,000	24,979
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	10,000	9,668
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	16,185
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,129
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	5,000	5,502
		71,267

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	$5,000	$4,650
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	5,000	4,606
Dignity Health Sec. Notes 2.64% due 11/01/2019	55,000	54,766
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	10,000	10,097
		74,119
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	10,000	9,988
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	30,000	29,001
		38,989
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	15,000	18,636
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	20,000	19,337
Time Warner, Inc. Company Guar. Notes 4.88% due 03/15/2020	19,000	19,645
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	35,000	35,521
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	5,000	4,481
		97,620
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	15,000	14,887
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	20,000	18,750
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	10,000	9,708
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	5,000	4,799
Security Description	Principal Amount(15)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	$15,000	$15,688
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	20,000	19,500
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,056
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	5,069
Hess Corp. Senior Notes 4.30% due 04/01/2027	15,000	14,681
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	5,000	5,775
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	5,000	4,926
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	5,000	5,077
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	10,000	9,987
SM Energy Co. Senior Notes 6.13% due 11/15/2022	5,000	5,000
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,925
		110,191
Oil Refining & Marketing — 0.1%
Andeavor Senior Notes 3.80% due 04/01/2028	10,000	9,539
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	15,000	14,946
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	12,000	11,514
		35,999
Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	30,000	30,030
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	20,000	20,141
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	10,000	10,518

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	$3,992	$4,257
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,517	8,260
		73,206
Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	15,000	14,623
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	5,000	4,825
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	10,000	10,495
MPLX LP Senior Notes 4.00% due 03/15/2028	5,000	4,928
MPLX LP Senior Notes 4.13% due 03/01/2027	10,000	9,908
MPLX LP Senior Notes 4.70% due 04/15/2048	5,000	4,871
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,225
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	5,000	4,927
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	9,943
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	5,000	4,651
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	20,000	19,053
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,406
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	5,000	4,774
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	15,000	15,088
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	10,000	10,020
Security Description	Principal Amount(15)	Value (Note 2)
Pipelines (continued)
Williams Partners LP Senior Notes 4.30% due 03/04/2024	$5,000	$5,068
		142,805
Real Estate Investment Trusts — 0.0%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	10,000	9,686
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	5,000	4,794
		14,480
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	5,119
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,075
		15,194
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	8,000	7,144
Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	124,000	123,115
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	8,922
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	5,303
		137,340
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	10,000	10,055
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	5,000	4,762
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	20,000	19,859
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	5,000	5,054
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	15,000	14,914
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	2,000	1,828

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	$10,000	$9,821
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	20,000	19,425
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	40,000	40,407
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	5,000	5,289
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	22,000	21,060
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	20,000	20,246
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	10,000	9,635
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	10,219
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	5,000	5,046
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	10,000	9,999
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	15,000	16,175
		208,977
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	40,000	39,165
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,671
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	95,000	93,143
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	15,000	14,904
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	12,000	12,001
		163,884
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	20,000	19,117
Security Description	Principal Amount(15)	Value (Note 2)
Transport-Rail (continued)
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	$10,000	$9,517
		28,634
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	20,000	18,778
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	10,000	9,466
		28,244
Total U.S. Corporate Bonds & Notes (cost $3,549,771)		3,515,874
FOREIGN CORPORATE BONDS & NOTES — 1.4%
Banks-Commercial — 0.4%
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	200,000	197,138
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	30,000	29,347
		226,485
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	5,000	4,882
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	10,000	9,876
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	4,997
		14,873
Diversified Banking Institutions — 0.2%
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	35,000	34,259
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	52,624
		86,883
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	5,000	4,780
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	20,000	19,310

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*		$10,000	$10,325
			29,635
Medical-Generic Drugs — 0.1%
Allergen Funding SCS Company Guar. Notes 3.45% due 03/15/2022		15,000	14,872
Mylan NV Company Guar. Notes 3.00% due 12/15/2018		10,000	10,000
Mylan NV Company Guar. Notes 3.15% due 06/15/2021		10,000	9,860
Mylan NV Company Guar. Notes 3.75% due 12/15/2020		10,000	10,068
			44,800
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		30,000	33,600
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		20,000	19,558
Encana Corp. Senior Notes 3.90% due 11/15/2021		10,000	10,149
			29,707
Oil Companies-Integrated — 0.3%
Petrobras Global Finance BV Company Guar. Notes 5.63% due 05/20/2043		40,000	34,900
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		5,000	4,875
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028*		10,000	9,864
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027		10,000	10,680
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		36,000	36,428
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045		10,000	10,627
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	546,996	25,656
			133,030
Security Description	Principal Amount(15)	Value (Note 2)
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	$5,000	$4,793
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	15,000	14,775
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	15,000	16,312
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/2019	20,000	20,743
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	10,000	12,686
		33,429
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	5,000	5,163
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	15,000	14,872
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	11,892
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	5,000	4,694
Nokia OYJ Senior Notes 6.63% due 05/15/2039	5,000	5,337
		10,031
Total Foreign Corporate Bonds & Notes (cost $736,785)		719,942
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Board of Education General Obligation Bonds 5.48% due 12/01/2024	10,000	9,736
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000	4,690
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	20,000	26,390
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	15,000	16,175

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	$15,000	$16,627
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,211
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(10)	75,000	27,187
State of California General Obligation Bonds 7.35% due 11/01/2039	15,000	21,928
State of California General Obligation Bonds 7.55% due 04/01/2039	20,000	30,454
State of California General Obligation Bonds 7.63% due 03/01/2040	5,000	7,614
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	15,000	15,076
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	20,000	20,433
Total Municipal Bonds & Notes (cost $210,950)		202,521
U.S. GOVERNMENT AGENCIES — 10.1%
Federal Home Loan Mtg. Corp. — 2.2%
2.50% due 01/01/2028	3,395	3,350
2.50% due 04/01/2028	9,956	9,823
3.00% due April TBA	400,000	390,000
3.50% due 03/01/2042	3,111	3,135
3.50% due 09/01/2043	28,486	28,702
3.50% due April TBA	200,000	200,467
4.00% due 09/01/2040	5,335	5,518
4.00% due April TBA	300,000	307,957
4.50% due 01/01/2039	628	661
5.00% due 07/01/2021	9,242	9,292
5.50% due 07/01/2034	3,864	4,251
6.50% due 05/01/2029	557	627
7.50% due 08/01/2023	40	40
7.50% due 04/01/2028	575	649
Federal Home Loan Mtg. Corp. FRS 3.11% 6 ML+1.49% due 02/01/2037	1,025	1,055
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.00% due 10/25/2047*(5)(6)	20,000	19,913
Series 2017-K728, Class B 3.65% due 09/25/2024*(5)(6)	10,000	9,759
Security Description	Principal Amount(15)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 2017-K729,Class B 3.67% due 11/25/2049*(5)(6)	$10,000	$9,690
Series 2017-K729,Class C 3.67% due 11/25/2049*(5)(6)	10,000	9,404
Series 2017-K71, Class B 3.75% due 11/25/2050*(5)(6)	10,000	9,660
Series 2017-K67, Class B 3.94% due 09/25/2049*(5)(6)	5,000	5,000
Series 2017-K64, Class B 3.98% due 03/25/2027*(5)(6)	10,000	9,867
Series 2012-K706, Class B 4.03% due 11/25/2044*(5)(6)	20,000	20,060
Series 2017-K66, Class B 4.03% due 07/25/2027*(5)(6)	13,000	13,094
Series 2017-K65, Class B 4.07% due 05/25/2027*(5)(6)	15,000	15,133
Series 2010-K8, Class B 5.28% due 09/25/2043*(5)(6)	25,000	26,169
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.61% due 03/25/2027(5)(6)(8)	124,629	5,816
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(5)	40,000	39,999
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)	705	686
Series 3883, Class PB 3.00% due 05/15/2041(3)	8,736	8,723
Series 1577, Class PK 6.50% due 09/15/2023(3)	1,098	1,157
Series 1226, Class Z 7.75% due 03/15/2022(3)	194	207
		1,169,864
Federal National Mtg. Assoc. — 5.9%
2.50% due 02/01/2043	70,975	67,222
2.64% due 03/01/2027	23,594	22,843
2.78% due 03/01/2027	21,000	20,417
2.88% due 11/01/2027	80,000	77,854
2.97% due 06/01/2027	34,541	34,050
2.97% due 06/01/2030	40,000	38,962
3.00% due 07/01/2027	55,000	54,081
3.00% due 01/01/2028	6,772	6,788
3.13% due 02/01/2027	45,000	44,892
3.16% due 08/01/2027	75,000	74,730
3.50% due 08/01/2026	9,025	9,210
3.50% due 09/01/2026	8,667	8,844
3.50% due 10/01/2028	11,749	12,000
3.50% due April TBA	1,700,000	1,703,553
4.00% due 11/01/2025	1,572	1,625
4.00% due 09/01/2040	4,115	4,253
4.00% due 11/01/2040	1,473	1,522

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 12/01/2040	$18,885	$19,521
4.00% due 10/01/2041	5,993	6,195
4.00% due 11/01/2041	6,588	6,809
4.00% due 01/01/2042	6,049	6,226
4.00% due 12/01/2043	17,421	18,035
4.00% due April TBA	200,000	205,239
4.50% due 11/01/2022	3,728	3,777
4.50% due 01/01/2039	1,687	1,783
4.50% due 06/01/2039	18,477	19,413
4.50% due 09/01/2039	3,507	3,709
4.50% due 09/01/2040	7,246	7,663
4.50% due 05/01/2041	3,173	3,355
4.50% due April TBA	200,000	209,418
5.00% due 06/01/2019	121	123
5.00% due 05/01/2035	630	680
5.00% due 06/01/2040	27,501	29,742
5.00% due 07/01/2040	6,115	6,610
5.00% due April TBA	100,000	106,812
5.50% due 11/01/2020	1,285	1,309
5.50% due 04/01/2021	26,068	26,762
5.50% due 12/01/2029	1,042	1,131
5.50% due 06/01/2035	70,325	77,489
5.50% due 08/01/2037	10,697	11,737
5.50% due 06/01/2038	5,097	5,593
6.00% due 12/01/2033	4,779	5,378
6.00% due 05/01/2034	361	405
6.00% due 06/01/2040	127	143
6.50% due 10/01/2037	184	206
7.00% due 06/01/2037	4,641	5,219
Federal National Mtg. Assoc. FRS 3.36% 12 ML+1.57% due 05/01/2037	1,541	1,607
3.57% 12 ML+1.82% due 10/01/2040	1,590	1,663
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 5.42% 1 ML+3.55% due 07/25/2029(3)	10,000	10,858
Series 2016-C07, Class 2M2 6.22% 1 ML+4.35% due 05/25/2029(3)	20,143	22,370
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	6,506	6,314
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	7,604	7,238
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	15,104	14,438
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	15,624	15,201
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	19,890	19,761
Series 2017-72, Class B 3.00% due 09/25/2047(3)	17,773	17,617
Security Description	Principal Amount(15)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2017-72, Class CD 3.00% due 09/25/2047(3)	$20,606	$20,424
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	17,294	17,540
		3,128,359
Government National Mtg. Assoc. — 2.0%
3.00% due April TBA	200,000	196,762
3.50% due April TBA	500,000	504,854
4.00% due 09/15/2041	148,218	152,534
4.00% due April TBA	100,000	102,787
4.50% due 06/15/2041	56,958	59,657
6.00% due 11/15/2031	17,488	19,462
7.00% due 05/15/2033	5,658	6,455
9.00% due 11/15/2021	65	69
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(3)	117	132
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	1,664	1,935
		1,044,647
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	6,000	5,990
Total U.S. Government Agencies (cost $5,344,813)		5,348,860
U.S. GOVERNMENT TREASURIES — 3.7%
United States Treasury Bonds — 1.0%
2.88% due 08/15/2045(12)(13)	196,000	192,478
2.88% due 11/15/2046	93,000	91,205
3.00% due 05/15/2045	16,000	16,101
3.00% due 11/15/2045	101,000	101,568
3.00% due 02/15/2047	50,000	50,266
3.63% due 08/15/2043	65,000	72,767
		524,385
United States Treasury Notes — 2.7%
0.25% due 01/15/2025 TIPS(11)	351,560	343,819
0.38% due 07/15/2027 TIPS(11)	374,847	365,684
1.13% due 09/30/2021	147,000	140,425
1.25% due 10/31/2021	136,000	130,342
1.63% due 03/15/2020	112,000	110,569
1.63% due 11/30/2020	120,000	117,684
1.88% due 03/31/2022	204,000	199,115
2.00% due 02/15/2025	20,000	19,137
		1,426,775
Total U.S. Government Treasuries (cost $2,000,098)		1,951,160
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027*	200,000	189,000
Republic of Hungary Senior Bonds 6.25% due 01/29/2020	5,000	5,287

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Mexican States Senior Notes 5.75% due 10/12/2110		$16,000	$16,280
Total Foreign Government Obligations (cost $220,184)			210,567
Total Long-Term Investment Securities (cost $47,962,741)			56,327,326
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Foreign Government Obligations — 0.7%
Government of Egypt Disc. Notes 17.41% due 10/16/2018	EGP	300,000	15,553
Government of Japan Disc. Notes (0.14)% due 04/09/2018	JPY	31,150,000	292,756
Republic of Argentina Bills 3.06% due 06/15/2018		38,147	37,910
Republic of Argentina Bills 3.13% due 05/24/2018		11,516	11,466
Republic of Argentina Bills 3.30% due 04/27/2018		21,521	21,480
			379,165
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 04/02/18		228,000	228,000
Total Short-Term Investment Securities (cost $591,101)			607,165
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(16)		70,000	70,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)		30,000	30,000
BNP Paribas SA Joint Repurchase Agreement(16)		55,000	55,000
Deutsche Bank AG Joint Repurchase Agreement(16)		40,000	40,000
RBS Securities, Inc. Joint Repurchase Agreement(16)		20,000	20,000
Total Repurchase Agreements (cost $215,000)			215,000
TOTAL INVESTMENTS (cost $48,768,842)(17)		107.9%	57,149,491
Liabilities in excess of other assets		(7.9)	(4,166,986)
NET ASSETS		100.0%	$52,982,505

@  See Note 1

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $4,720,583 representing 8.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Collateralized Loan Obligation

(5)  Commercial Mortgage Backed Security

(6)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2018.

(8)  Interest Only

(9)  Illiquid security. At March 31, 2018, the aggregate value of these securities was $221,694 representing 0.4% of net assets.

(10)  Security in default of interest.

(11)  Principal Amount of security is adjusted for inflation.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(14)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2018, the SA Multi-Managed Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,612	$806.17	0.00%

(15)  Denominated in United States dollars unless otherwise indicated.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	90 Day Eurodollar	March 2019	$243,300	$243,525	$225
2	Short	90 Day Eurodollar	March 2020	485,850	486,025	(175)
2	Long	E-Mini Russell 2000 Index	June 2018	157,733	153,120	(4,613)
1	Short	Canada 10 Year Bonds	June 2018	103,002	103,442	(440)
5	Short	U.S. Treasury 10 Year Notes	June 2018	602,614	605,703	(3,089)
11	Short	U.S. Treasury 10 Year Ultra Bonds	June 2018	1,412,443	1,428,453	(16,010)
1	Long	U.S. Treasury 2 Year Notes	June 2018	212,703	212,609	(94)
13	Long	U.S. Treasury 5 Year Notes	June 2018	1,483,180	1,487,992	4,812
2	Long	U.S. Treasury Long Bonds	June 2018	286,109	293,250	7,141
1	Long	U.S. Treasury Ultra Bonds	June 2018	158,250	160,469	2,219
						$(10,024)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	JPY	31,150,000	USD	278,242	04/09/2018	$—	$(14,618)
Net Unrealized Appreciation (Depreciation)						$—	$(14,618)

JPY — Japanese Yen

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	H.15-OIS-COMPOUND/Annually	1 Year USD Federal Funds — 1.63%/Annually	$—	$4,339
USD	55	11/15/2024	H.15-OIS-COMPOUND/Annually	1 Year USD Federal Funds — 2.18%/Annually	—	570
USD	55	11/15/2024	H.15-OIS-COMPOUND/Annually	1 Year USD Federal Funds — 2.18%/Annually	(89)	659
USD	5	11/15/2024	H.15-OIS-COMPOUND/Annually	1 Year USD Federal Funds — 2.25%/Annually	60	(31)
USD	30	11/15/2024	H.15-OIS-COMPOUND/Annually	1 Year USD Federal Funds — 2.25%/Annually	362	(183)
USD	84	11/15/2024	H.15-OIS-COMPOUND/Annually	1 Year USD Federal Funds — 2.06%/Annually	1,876	(389)
USD	40	11/15/2024	H.15-OIS-COMPOUND/Annually	1 Year USD Federal Funds — 2.46%/Annually	—	(276)
USD	102	11/15/2024	H.15-OIS-COMPOUND/Annually	1 Year USD Federal Funds — 2.44%/Annually	—	(606)
USD	130	12/20/2047	USD-LIBOR-BBA/Quarterly	1 Year USD Federal Funds — 2.75%/Semi-annually	(2,892)	4,903
					$(683)	$8,986

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$42,255	$—	$1,612	$43,867
Other Industries	38,910,331	—	—	38,910,331
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	278,100	—	278,100
Asset Backed Securities:
Diversified Financial Services	—	5,046,548	99,555	5,146,103
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	280	2	282
Other Industries	—	3,515,592	—	3,515,592
Foreign Corporate Bonds & Notes	—	719,942	—	719,942
Municipal Bond & Notes	—	202,521	—	202,521
U.S. Government Agencies	—	5,348,860	—	5,348,860
U.S. Government Treasuries	—	1,951,160	—	1,951,160
Foreign Government Obligations	—	210,567	—	210,567
Short-Term Investment Securities	—	607,165	—	607,165
Repurchase Agreements	—	215,000	—	215,000
Total Investments at Value	$38,952,586	$18,095,735	$101,170	$57,149,491
Other Financial Instruments:†
Futures Contracts	$14,397	$—	$—	$14,397
Centrally Cleared Interest Rate Swap Contracts	—	10,471	—	10,471
Total Other Financial Instruments	$14,397	$10,471	$—	$24,868

Seasons Series Trust SA Multi-Managed Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$24,421	$—	$—	$24,421
Forward Foreign Currency Contracts	—	14,618	—	14,618
Centrally Cleared Interest Rate Swap Contracts	—	1,485	—	1,485
Total Other Financial Instruments	$24,421	$16,103	$—	$40,524

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Diversified Financial Services	14.7%
Federal National Mtg. Assoc.	9.9
United States Treasury Notes	7.4
Federal Home Loan Mtg. Corp.	3.6
Diversified Banking Institutions	3.2
Government National Mtg. Assoc.	3.1
Applications Software	2.6
Medical-Biomedical/Gene	2.6
Electronic Components-Semiconductors	2.5
Web Portals/ISP	2.5
E-Commerce/Products	2.2
Banks-Commercial	2.2
Real Estate Investment Trusts	2.0
Finance-Credit Card	2.0
Computers	1.9
Retail-Restaurants	1.7
Diversified Manufacturing Operations	1.4
Tobacco	1.3
Electronic Components-Misc.	1.2
Cable/Satellite TV	1.1
Foreign Government Obligations	1.1
Medical-HMO	1.1
Electronic Forms	1.0
Multimedia	1.0
Medical-Drugs	1.0
Enterprise Software/Service	0.9
Electric-Integrated	0.9
Drug Delivery Systems	0.9
Internet Content-Entertainment	0.8
Oil Companies-Exploration & Production	0.8
Telephone-Integrated	0.8
Beverages-Non-alcoholic	0.8
Medical-Hospitals	0.7
Aerospace/Defense-Equipment	0.7
Commercial Services	0.7
Retail-Building Products	0.7
E-Commerce/Services	0.7
Entertainment Software	0.7
Consulting Services	0.7
Municipal Bonds & Notes	0.7
United States Treasury Bonds	0.7
Transport-Rail	0.6
Insurance-Property/Casualty	0.6
Auto/Truck Parts & Equipment-Original	0.6
Industrial Gases	0.6
Medical Instruments	0.6
Computer Services	0.5
Therapeutics	0.5
Medical Products	0.5
Commercial Services-Finance	0.5
Sovereign	0.5
Building Products-Cement	0.5
Finance-Other Services	0.5
Coatings/Paint	0.5
Finance-Investment Banker/Broker	0.5
Containers-Paper/Plastic	0.5
Cosmetics & Toiletries	0.5
Savings & Loans/Thrifts	0.5
Aerospace/Defense	0.5
Airlines	0.4
Athletic Footwear	0.4%
Containers-Metal/Glass	0.4
Pipelines	0.4
Semiconductor Equipment	0.4
Banks-Super Regional	0.4
Retail-Drug Store	0.4
Diagnostic Equipment	0.4
Medical-Generic Drugs	0.4
Oil Companies-Integrated	0.4
Medical Information Systems	0.3
Electric Products-Misc.	0.3
Building-Residential/Commercial	0.3
Insurance-Multi-line	0.3
Electronic Connectors	0.3
Computer Software	0.3
Building & Construction-Misc.	0.3
Independent Power Producers	0.3
Food-Confectionery	0.3
Human Resources	0.3
Retail-Discount	0.3
Computer Aided Design	0.3
Distribution/Wholesale	0.3
Insurance-Life/Health	0.3
Building-Heavy Construction	0.2
Finance-Consumer Loans	0.2
Energy-Alternate Sources	0.2
Oil Refining & Marketing	0.2
Food-Catering	0.2
Gambling (Non-Hotel)	0.2
Data Processing/Management	0.2
Retail-Gardening Products	0.2
Pharmacy Services	0.2
Cruise Lines	0.2
Machinery-General Industrial	0.2
Auto-Truck Trailers	0.2
Power Converter/Supply Equipment	0.2
Brewery	0.2
Office Supplies & Forms	0.2
Auto-Cars/Light Trucks	0.2
Rubber/Plastic Products	0.2
Web Hosting/Design	0.2
Retail-Apparel/Shoe	0.2
Oil-Field Services	0.2
Printing-Commercial	0.2
Wireless Equipment	0.2
Building & Construction Products-Misc.	0.2
Food-Misc./Diversified	0.1
Chemicals-Specialty	0.1
Racetracks	0.1
Publishing-Newspapers	0.1
Medical-Wholesale Drug Distribution	0.1
Gas-Distribution	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Patient Monitoring Equipment	0.1
Internet Security	0.1
Broadcast Services/Program	0.1
Financial Guarantee Insurance	0.1
U.S. Government Agencies	0.1
Electronic Parts Distribution	0.1
Water	0.1

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Metal-Iron	0.1%
Apparel Manufacturers	0.1
Television	0.1
Repurchase Agreements	0.1
Retail-Jewelry	0.1
Banks-Mortgage	0.1
E-Services/Consulting	0.1
Beverages-Wine/Spirits	0.1
Home Furnishings	0.1
Retail-Home Furnishings	0.1
Computers-Memory Devices	0.1
Metal Products-Distribution	0.1
Transport-Services	0.1
Telecom Equipment-Fiber Optics	0.1
Steel-Producers	0.1
Transport-Truck	0.1
Engines-Internal Combustion	0.1
Metal-Aluminum	0.1
Computers-Periphery Equipment	0.1
Poultry	0.1
Footwear & Related Apparel	0.1
Building Products-Doors & Windows	0.1
Rental Auto/Equipment	0.1
Retail-Hair Salons	0.1
Medical-Outpatient/Home Medical	0.1
Transactional Software	0.1
Engineering/R&D Services	0.1
Retail-Regional Department Stores	0.1
Publishing-Books	0.1
Circuit Boards	0.1
Office Automation & Equipment	0.1
Cellular Telecom	0.1
Music	0.1
113.5%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.3%
Aerospace/Defense — 0.4%
Northrop Grumman Corp.	903	$315,255
Aerospace/Defense-Equipment — 0.7%
AAR Corp.	775	34,185
Curtiss-Wright Corp.	650	87,796
L3 Technologies, Inc.	2,314	481,312
Moog, Inc., Class A†	600	49,446
		652,739
Airlines — 0.4%
United Continental Holdings, Inc.†	5,340	370,970
Airport Development/Maintenance — 0.0%
Hudson, Ltd., Class A†	2,125	33,809
Apparel Manufacturers — 0.1%
Under Armour, Inc., Class C†	5,735	82,297
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	1,075	22,812
Applications Software — 2.5%
Ebix, Inc.	675	50,288
HubSpot, Inc.†	425	46,028
Microsoft Corp.	13,993	1,277,141
Progress Software Corp.	4,050	155,722
salesforce.com, Inc.†	6,020	700,126
		2,229,305
Athletic Footwear — 0.4%
NIKE, Inc., Class B	5,645	375,054
Auto-Truck Trailers — 0.2%
Wabash National Corp.	7,800	162,318
Auto/Truck Parts & Equipment-Original — 0.6%
Aptiv PLC	5,022	426,719
Meritor, Inc.†	225	4,626
Tenneco, Inc.	1,600	87,792
		519,137
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,500	108,375
B2B/E-Commerce — 0.0%
ePlus, Inc.†	450	34,965
Banks-Commercial — 1.5%
1st Source Corp.	510	25,816
BancFirst Corp.	1,575	83,632
BancorpSouth Bank	2,075	65,985
Banner Corp.	1,875	104,044
Cadence BanCorp	125	3,404
Cathay General Bancorp, Class B	800	31,984
Central Pacific Financial Corp.	2,675	76,130
Central Valley Community Bancorp	200	3,912
Citizens & Northern Corp.	200	4,618
City Holding Co.	525	35,994
CVB Financial Corp.	3,350	75,844
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
East West Bancorp, Inc.	43	$2,689
FCB Financial Holdings, Inc., Class A†	2,500	127,750
First Commonwealth Financial Corp.	3,400	48,042
First Community Bancshares, Inc.	225	6,716
First Financial Bancorp	525	15,409
First Hawaiian, Inc.	750	20,873
First Horizon National Corp.	843	15,874
First Interstate BancSystem, Inc., Class A	550	21,753
Fulton Financial Corp.	875	15,531
Great Western Bancorp, Inc.	275	11,074
Guaranty Bancorp	350	9,923
Heritage Financial Corp.	750	22,950
Hope Bancorp, Inc.	1,658	30,159
Independent Bank Corp./ Massachusetts	100	7,155
Independent Bank Corp./ Michigan	975	22,327
MainSource Financial Group, Inc.	250	10,163
OFG Bancorp	1,875	19,594
PacWest Bancorp	550	27,241
Sierra Bancorp	225	5,994
Simmons First National Corp., Class A	955	27,170
Southside Bancshares, Inc.	152	5,280
TCF Financial Corp.	2,100	47,901
Trustmark Corp.	725	22,591
UMB Financial Corp.	500	36,195
Union Bankshares Corp.	2,509	92,105
Webster Financial Corp.	475	26,315
West Bancorporation, Inc.	325	8,320
Westamerica Bancorporation	2,075	120,516
		1,338,973
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	1,250	74,275
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	180	5,985
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	15,199	660,093
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	2,150	24,188
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,200	40,620
Ply Gem Holdings, Inc.†	1,100	23,760
		64,380
Building & Construction-Misc. — 0.3%
EMCOR Group, Inc.	2,750	214,307
MYR Group, Inc.†	1,175	36,214
		250,521

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Cement — 0.5%
Continental Building Products, Inc.†	4,375	$124,906
Vulcan Materials Co.	2,599	296,728
		421,634
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	950	58,282
Building-Heavy Construction — 0.0%
MasTec, Inc.†	525	24,701
Building-Residential/Commercial — 0.3%
AV Homes, Inc.†	450	8,347
Beazer Homes USA, Inc.†	3,375	53,831
Hovnanian Enterprises, Inc., Class A†	3,200	5,856
KB Home	575	16,359
Taylor Morrison Home Corp., Class A†	7,225	168,198
		252,591
Cable/Satellite TV — 0.5%
Comcast Corp., Class A	13,928	475,920
Chemicals-Plastics — 0.0%
PolyOne Corp.	400	17,008
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,050	70,297
OMNOVA Solutions, Inc.†	2,425	25,463
Sensient Technologies Corp.	300	21,174
		116,934
Circuit Boards — 0.1%
TTM Technologies, Inc.†	2,750	42,047
Coal — 0.0%
NACCO Industries, Inc., Class A	525	17,246
SunCoke Energy, Inc.†	450	4,842
		22,088
Coatings/Paint — 0.5%
Sherwin-Williams Co.	1,028	403,099
Commercial Services — 0.7%
Care.com, Inc.†	975	15,863
CoStar Group, Inc.†	998	361,955
Medifast, Inc.	125	11,681
RPX Corp.	5,525	59,063
ServiceMaster Global Holdings, Inc.†	3,512	178,585
		627,147
Commercial Services-Finance — 0.5%
Euronet Worldwide, Inc.†	250	19,730
EVERTEC, Inc.	325	5,314
Green Dot Corp., Class A†	650	41,704
MarketAxess Holdings, Inc.	400	86,976
Travelport Worldwide, Ltd.	6,950	113,563
Worldpay, Inc., Class A†	1,926	158,394
		425,681
Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	2,850	$224,836
Computer Data Security — 0.0%
ForeScout Technologies, Inc.†	200	6,488
VASCO Data Security International, Inc.†	850	11,008
		17,496
Computer Services — 0.5%
Amdocs, Ltd.	4,389	292,834
Convergys Corp.	1,600	36,192
Science Applications International Corp.	1,100	86,680
Unisys Corp.†	4,850	52,138
		467,844
Computer Software — 0.3%
Box, Inc., Class A†	725	14,899
SendGrid, Inc.†	150	4,221
SS&C Technologies Holdings, Inc.	3,672	196,966
Tintri, Inc.†	1,400	2,394
Workiva, Inc.†	2,000	47,400
		265,880
Computers — 1.8%
Apple, Inc.	9,219	1,546,764
Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	625	16,469
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	2,300	62,859
Consulting Services — 0.7%
Gartner, Inc.†	2,308	271,467
Huron Consulting Group, Inc.†	2,850	108,585
Verisk Analytics, Inc.†	1,943	202,072
		582,124
Containers-Metal/Glass — 0.4%
Ball Corp.	9,379	372,440
Containers-Paper/Plastic — 0.5%
Graphic Packaging Holding Co.	6,375	97,856
Sealed Air Corp.	7,268	310,998
		408,854
Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	2,706	405,142
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	3,149	166,803
Data Processing/Management — 0.2%
CSG Systems International, Inc.	975	44,158
Fair Isaac Corp.†	800	135,496
		179,654
Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	1,608	331,988

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	2,100	$29,820
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	175	17,299
Distribution/Wholesale — 0.3%
Essendant, Inc.	550	4,290
Fastenal Co.	2,649	144,609
Titan Machinery, Inc.†	3,050	71,858
		220,757
Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	4,251	270,321
Actuant Corp., Class A	2,025	47,081
Harsco Corp.†	1,450	29,943
Illinois Tool Works, Inc.	2,822	442,095
Parker-Hannifin Corp.	2,648	452,887
		1,242,327
Drug Delivery Systems — 0.9%
DexCom, Inc.†	4,873	361,382
Nektar Therapeutics†	3,747	398,156
		759,538
E-Commerce/Products — 2.1%
Amazon.com, Inc.†	1,198	1,733,913
Wayfair, Inc., Class A†	1,675	113,113
		1,847,026
E-Commerce/Services — 0.7%
Booking Holdings, Inc.†	234	486,811
Cargurus, Inc.†	175	6,732
Shutterfly, Inc.†	750	60,938
Stamps.com, Inc.†	300	60,315
		614,796
E-Services/Consulting — 0.1%
Perficient, Inc.†	3,200	73,344
Educational Software — 0.0%
Rosetta Stone, Inc.†	775	10,191
Electric Products-Misc. — 0.3%
AMETEK, Inc.	3,802	288,838
Graham Corp.	350	7,497
		296,335
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,400	16,590
Electric-Generation — 0.0%
Atlantic Power Corp.†	18,100	38,010
Electric-Integrated — 0.2%
Avista Corp.	250	12,812
El Paso Electric Co.	975	49,725
NorthWestern Corp.	275	14,795
PNM Resources, Inc.	725	27,731
Portland General Electric Co.	1,725	69,880
		174,943
Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 1.2%
Bel Fuse, Inc., Class B	225	$4,252
Benchmark Electronics, Inc.	2,950	88,057
Flex, Ltd.†	18,741	306,041
Knowles Corp.†	3,100	39,029
Sensata Technologies Holding PLC†	7,255	376,027
Stoneridge, Inc.†	3,150	86,940
Vishay Intertechnology, Inc.	5,875	109,275
		1,009,621
Electronic Components-Semiconductors — 2.3%
Alpha & Omega Semiconductor, Ltd.†	1,847	28,536
Amkor Technology, Inc.†	6,525	66,098
Broadcom, Ltd.	2,413	568,623
Microchip Technology, Inc.	5,358	489,507
Rambus, Inc.†	3,975	53,384
Silicon Laboratories, Inc.†	175	15,733
Synaptics, Inc.†	1,875	85,744
Texas Instruments, Inc.	6,085	632,171
Xperi Corp.	5,450	115,267
		2,055,063
Electronic Connectors — 0.3%
Amphenol Corp., Class A	3,122	268,898
Electronic Forms — 1.0%
Adobe Systems, Inc.†	4,238	915,747
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	1,050	89,386
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,875	22,481
Pacific Ethanol, Inc.†	2,475	7,425
Pattern Energy Group, Inc., Class A	1,350	23,342
Renewable Energy Group, Inc.†	3,250	41,600
REX American Resources Corp.†	1,600	116,480
		211,328
Engineering/R&D Services — 0.1%
VSE Corp.	900	46,548
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,075	65,836
Enterprise Software/Service — 0.9%
Manhattan Associates, Inc.†	425	17,799
SailPoint Technologies Holding, Inc.†	1,575	32,587
Tyler Technologies, Inc.†	1,883	397,237
Ultimate Software Group, Inc.†	1,494	364,088
		811,711
Entertainment Software — 0.7%
Activision Blizzard, Inc.	8,730	588,926
Take-Two Interactive Software, Inc.†	75	7,333
		596,259

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	450	$37,458
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	33,041
Finance-Consumer Loans — 0.2%
Nelnet, Inc., Class A	675	35,377
Synchrony Financial	4,680	156,920
		192,297
Finance-Credit Card — 1.9%
Mastercard, Inc., Class A	4,330	758,443
Visa, Inc., Class A	7,296	872,747
		1,631,190
Finance-Investment Banker/Broker — 0.5%
Houlihan Lokey, Inc.	1,150	51,290
Stifel Financial Corp.	250	14,807
TD Ameritrade Holding Corp.	5,864	347,325
		413,422
Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	3,237	234,747
WageWorks, Inc.†	1,225	55,370
		290,117
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	4,900	45,374
MGIC Investment Corp.†	2,125	27,625
NMI Holdings, Inc., Class A†	1,000	16,550
Radian Group, Inc.	550	10,472
		100,021
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	200	5,540
Food-Catering — 0.2%
Aramark	5,150	203,734
Food-Confectionery — 0.3%
Hershey Co.	2,409	238,395
Food-Dairy Products — 0.0%
Dean Foods Co.	2,475	21,335
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	225	17,046
Food-Misc./Diversified — 0.1%
Darling Ingredients, Inc.†	7,450	128,885
Food-Retail — 0.0%
Ingles Markets, Inc., Class A	875	29,619
Footwear & Related Apparel — 0.1%
Weyco Group, Inc.	100	3,360
Wolverine World Wide, Inc.	1,925	55,632
		58,992
Gambling (Non-Hotel) — 0.2%
Pinnacle Entertainment, Inc.†	6,625	199,744
Security Description	Shares	Value (Note 2)
Gas-Distribution — 0.1%
Northwest Natural Gas Co.	250	$14,413
Southwest Gas Holdings, Inc.	500	33,815
Spire, Inc.	575	41,572
		89,800
Home Furnishings — 0.1%
Sleep Number Corp.†	2,050	72,057
Housewares — 0.0%
Lifetime Brands, Inc.	175	2,170
Human Resources — 0.3%
Barrett Business Services, Inc.	1,725	142,968
Cross Country Healthcare, Inc.†	3,825	42,496
TriNet Group, Inc.†	275	12,738
TrueBlue, Inc.†	1,525	39,497
		237,699
Independent Power Producers — 0.3%
Dynegy, Inc.†	7,625	103,090
NRG Energy, Inc.	4,654	142,087
		245,177
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	3,123	496,651
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc.	2,875	62,301
Primerica, Inc.	825	79,695
		141,996
Insurance-Multi-line — 0.0%
Kemper Corp.	300	17,100
Insurance-Property/Casualty — 0.6%
Ambac Financial Group, Inc.†	150	2,352
First American Financial Corp.	525	30,807
Global Indemnity, Ltd.	200	6,904
Kinsale Capital Group, Inc.	650	33,364
Navigators Group, Inc.	800	46,120
ProAssurance Corp.	625	30,344
Progressive Corp.	5,905	359,792
Third Point Reinsurance, Ltd.†	1,025	14,299
Universal Insurance Holdings, Inc.	575	18,342
		542,324
Insurance-Reinsurance — 0.0%
Blue Capital Reinsurance Holdings, Ltd.	150	1,830
Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	4,577	731,359
Internet Content-Information/News — 0.0%
DHI Group, Inc.†	1,600	2,560
Internet Security — 0.1%
Proofpoint, Inc.†	625	71,031
Zix Corp.†	3,775	16,119
Zscaler, Inc.†	700	19,649
		106,799

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.0%
BrightSphere Investment Group PLC	525	$8,274
Virtus Investment Partners, Inc.	175	21,665
		29,939
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	700	51,030
DXP Enterprises, Inc.†	1,275	49,661
Kadant, Inc.	675	63,788
		164,479
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	276	5,250
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	750	11,925
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	3,325	41,064
athenahealth, Inc.†	1,758	251,446
		292,510
Medical Instruments — 0.5%
AngioDynamics, Inc.†	2,825	48,731
Boston Scientific Corp.†	11,922	325,709
NuVasive, Inc.†	975	50,905
		425,345
Medical Labs & Testing Services — 0.0%
Medpace Holdings, Inc.†	375	13,091
Medical Products — 0.4%
Integer Holdings Corp.†	2,450	138,547
Luminex Corp.	775	16,329
Orthofix International NV†	475	27,921
OrthoPediatrics Corp.†	375	5,648
Wright Medical Group NV†	7,775	154,256
		342,701
Medical-Biomedical/Gene — 2.5%
ACADIA Pharmaceuticals, Inc.†	775	17,414
Achillion Pharmaceuticals, Inc.†	8,450	31,350
Alder Biopharmaceuticals, Inc.†	2,825	35,877
AMAG Pharmaceuticals, Inc.†	1,475	29,721
Amicus Therapeutics, Inc.†	3,450	51,888
AnaptysBio, Inc.†	1,528	159,034
Arena Pharmaceuticals, Inc.†	1,045	41,277
ARMO BioSciences, Inc.†	675	25,252
Avexis, Inc.†	450	55,611
Biogen, Inc.†	1,298	355,418
Biohaven Pharmaceutical Holding Co., Ltd.†	1,025	26,404
Bluebird Bio, Inc.†	175	29,881
Celgene Corp.†	3,284	292,966
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
CytomX Therapeutics, Inc.†	1,175	$33,429
Homology Medicines, Inc.†	1,500	28,050
Insmed, Inc.†	3,034	68,326
Menlo Therapeutics, Inc.†	950	35,701
Myriad Genetics, Inc.†	1,925	56,884
NewLink Genetics Corp.†	4,100	29,725
Novavax, Inc.†	17,200	36,120
Prothena Corp. PLC†	725	26,615
Puma Biotechnology, Inc.†	3,370	229,328
Regeneron Pharmaceuticals, Inc.†	813	279,965
REGENXBIO, Inc.†	1,575	47,014
resTORbio, Inc.†	700	6,706
Sangamo Therapeutics, Inc.†	675	12,825
Selecta Biosciences, Inc.†	2,500	25,475
Seres Therapeutics, Inc.†	3,500	25,690
Solid Biosciences, Inc.†	2,600	19,500
Spark Therapeutics, Inc.†	800	53,272
		2,166,718
Medical-Drugs — 0.9%
Aimmune Therapeutics, Inc.†	1,125	35,809
Clovis Oncology, Inc.†	625	33,000
Eli Lilly & Co.	5,245	405,806
Global Blood Therapeutics, Inc.†	2,885	139,345
Horizon Pharma PLC†	2,050	29,110
Paratek Pharmaceuticals, Inc.†	1,850	24,050
Prestige Brands Holdings, Inc.†	275	9,273
Reata Pharmaceuticals, Inc., Class A†	1,275	26,150
Synergy Pharmaceuticals, Inc.†	11,225	20,542
TG Therapeutics, Inc.†	2,450	34,790
Vanda Pharmaceuticals, Inc.†	1,925	32,436
Voyager Therapeutics, Inc.†	1,400	26,306
		816,617
Medical-Generic Drugs — 0.3%
Mylan NV†	5,311	218,654
Medical-HMO — 0.9%
Humana, Inc.	1,779	478,249
Molina Healthcare, Inc.†	2,125	172,507
Tivity Health, Inc.†	4,150	164,548
WellCare Health Plans, Inc.†	75	14,522
		829,826
Medical-Hospitals — 0.5%
Surgery Partners, Inc.†	3,875	66,456
Tenet Healthcare Corp.†	4,875	118,219
Universal Health Services, Inc., Class B	2,366	280,158
		464,833
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	3,325	51,205

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	1,125	$17,494
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,625	69,745
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp.	650	65,585
Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.	375	5,025
Motion Pictures & Services — 0.0%
Eros International PLC†	2,300	25,070
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	1,275	18,360
Multimedia — 0.7%
E.W. Scripps Co., Class A	950	11,390
Entravision Communications Corp., Class A	2,275	10,692
Liberty Media Corp. - Liberty Formula One, Series C†	4,976	153,510
Walt Disney Co.	4,533	455,295
		630,887
Office Furnishings-Original — 0.0%
Interface, Inc.	607	15,296
Office Supplies & Forms — 0.2%
ACCO Brands Corp.	12,125	152,169
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	2,875	1,826
Rowan Cos. PLC, Class A†	3,225	37,216
		39,042
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	2,519	152,173
Denbury Resources, Inc.†	9,950	27,263
EP Energy Corp., Class A†	7,669	10,276
HighPoint Resources Corp.†	8,450	42,926
Sanchez Energy Corp.†	3,075	9,625
Unit Corp.†	1,150	22,724
W&T Offshore, Inc.†	14,600	64,678
		329,665
Oil Field Machinery & Equipment — 0.0%
Natural Gas Services Group, Inc.†	500	11,925
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	125	5,438
Delek US Holdings, Inc.	2,875	117,012
		122,450
Oil-Field Services — 0.2%
Archrock, Inc.	3,100	27,125
FTS International, Inc.†	1,275	23,447
MRC Global, Inc.†	4,225	69,459
SEACOR Holdings, Inc.†	275	14,053
		134,084
Security Description	Shares	Value (Note 2)
Paper & Related Products — 0.0%
Domtar Corp.	375	$15,953
Verso Corp., Class A†	750	12,630
		28,583
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	1,225	107,739
Pollution Control — 0.0%
CECO Environmental Corp.	300	1,335
Poultry — 0.1%
Pilgrim's Pride Corp.†	1,575	38,761
Sanderson Farms, Inc.	200	23,804
		62,565
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	250	15,975
Generac Holdings, Inc.†	2,625	120,514
Powell Industries, Inc.	850	22,814
		159,303
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	750	1,650
Deluxe Corp.	1,000	74,010
Ennis, Inc.	2,850	56,145
		131,805
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	6,060	42,117
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	8,800	87,824
tronc, Inc.†	1,775	29,145
		116,969
Racetracks — 0.1%
Penn National Gaming, Inc.†	4,050	106,353
Speedway Motorsports, Inc.	800	14,256
		120,609
Real Estate Investment Trusts — 2.0%
Alexander & Baldwin, Inc.	426	9,853
American Assets Trust, Inc.	900	30,069
American Tower Corp.	3,426	497,935
Ashford Hospitality Trust, Inc.	6,000	38,760
Capstead Mtg. Corp.	4,450	38,492
CBL & Associates Properties, Inc.	950	3,962
Cherry Hill Mtg. Investment Corp.	475	8,332
CorEnergy Infrastructure Trust, Inc.	500	18,770
CoreSite Realty Corp.	1,300	130,338
CubeSmart	650	18,330
CYS Investments, Inc.	10,575	71,064
DCT Industrial Trust, Inc.	768	43,269
DiamondRock Hospitality Co.	3,500	36,540
Dynex Capital, Inc.	400	2,652
EastGroup Properties, Inc.	425	35,130

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
EPR Properties	50	$2,770
Equinix, Inc.	423	176,873
Equity LifeStyle Properties, Inc.	250	21,943
First Industrial Realty Trust, Inc.	475	13,884
Franklin Street Properties Corp.	825	6,938
Gladstone Commercial Corp.	200	3,468
Government Properties Income Trust	900	12,294
Hersha Hospitality Trust	2,225	39,827
Highwoods Properties, Inc.	350	15,337
Hospitality Properties Trust	975	24,707
InfraREIT, Inc.†	275	5,343
Invesco Mtg. Capital, Inc.	1,325	21,704
Invitation Homes, Inc.	4,634	105,794
LTC Properties, Inc.	1,000	38,000
Mack-Cali Realty Corp.	850	14,204
National Retail Properties, Inc.	125	4,908
Pebblebrook Hotel Trust	750	25,762
Pennsylvania Real Estate Investment Trust	500	4,825
PotlatchDeltic Corp.	1,350	70,267
PS Business Parks, Inc.	250	28,260
Ramco-Gershenson Properties Trust	1,775	21,939
RLJ Lodging Trust	3,950	76,788
Saul Centers, Inc.	475	24,211
Summit Hotel Properties, Inc.	300	4,083
Taubman Centers, Inc.	325	18,496
Xenia Hotels & Resorts, Inc.	400	7,888
		1,774,009
Rental Auto/Equipment — 0.0%
Aaron's, Inc.	475	22,135
Retail-Apparel/Shoe — 0.2%
Children's Place, Inc.	995	134,574
Retail-Building Products — 0.7%
Home Depot, Inc.	3,363	599,421
Retail-Discount — 0.3%
Big Lots, Inc.	1,300	56,589
Costco Wholesale Corp.	931	175,428
		232,017
Retail-Gardening Products — 0.2%
Tractor Supply Co.	3,137	197,694
Retail-Hair Salons — 0.1%
Regis Corp.†	3,475	52,577
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	9,300	29,946
RH†	425	40,494
		70,440
Security Description	Shares	Value (Note 2)
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,950	$74,880
Retail-Office Supplies — 0.0%
Office Depot, Inc.	3,300	7,095
Retail-Pawn Shops — 0.0%
EZCORP, Inc., Class A†	1,775	23,430
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	525	42,178
Retail-Restaurants — 1.7%
Bloomin' Brands, Inc.	4,900	118,972
Brinker International, Inc.	1,625	58,662
Dunkin' Brands Group, Inc.	3,241	193,455
McDonald's Corp.	3,450	539,511
Sonic Corp.	3,625	91,459
Starbucks Corp.	7,937	459,473
		1,461,532
Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	400	12,924
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	300	6,345
Trinseo SA	1,875	138,844
		145,189
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	875	14,858
Beneficial Bancorp, Inc.	6,467	100,562
Capitol Federal Financial, Inc.	200	2,470
Charter Financial Corp.	575	11,724
First Defiance Financial Corp.	175	10,031
Flushing Financial Corp.	675	18,198
Investors Bancorp, Inc.	2,275	31,031
Meridian Bancorp, Inc.	4,975	100,246
Northfield Bancorp, Inc.	5,350	83,513
People's United Financial, Inc.	1,122	20,937
Provident Financial Holdings, Inc.	300	5,427
		398,997
Schools — 0.0%
Strayer Education, Inc.	75	7,579
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,475	5,428
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	1,000	40,630
Semiconductor Equipment — 0.4%
Cohu, Inc.	650	14,827
Entegris, Inc.	1,350	46,980
Lam Research Corp.	1,288	261,670
		323,477
Steel-Producers — 0.0%
Carpenter Technology Corp.	200	8,824
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	2,600	67,340

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telecom Services — 0.0%
RigNet, Inc.†	1,275	$17,340
Switch, Inc., Class A	450	7,160
		24,500
Telephone-Integrated — 0.1%
Frontier Communications Corp.	6,148	45,618
Windstream Holdings, Inc.	13,475	19,000
		64,618
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(3)	4	3,225
Sinclair Broadcast Group, Inc., Class A	2,025	63,382
		66,607
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	625	16,125
Therapeutics — 0.5%
Cara Therapeutics, Inc.†	1,625	20,118
Flexion Therapeutics, Inc.†	1,225	27,452
La Jolla Pharmaceutical Co.†	1,125	33,502
Mersana Therapeutics, Inc.†	1,325	20,895
Neurocrine Biosciences, Inc.†	3,106	257,581
Sarepta Therapeutics, Inc.†	875	64,829
Xencor, Inc.†	1,325	39,723
		464,100
Tobacco — 0.7%
Altria Group, Inc.	9,356	583,066
Toys — 0.0%
Funko, Inc., Class A†	1,775	14,573
Transactional Software — 0.1%
ACI Worldwide, Inc.†	825	19,569
Synchronoss Technologies, Inc.†	2,750	29,012
		48,581
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	66	494
International Seaways, Inc.†	700	12,320
		12,814
Transport-Rail — 0.5%
CSX Corp.	8,443	470,360
Transport-Truck — 0.1%
ArcBest Corp.	1,075	34,454
Covenant Transportation Group, Inc., Class A†	275	8,203
Schneider National, Inc., Class B	500	13,030
YRC Worldwide, Inc.†	1,200	10,596
		66,283
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	2,425	26,069
Security Description	Shares/ Principal Amount(15)	Value (Note 2)
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	175	$17,057
USANA Health Sciences, Inc.†	200	17,180
		34,237
Water — 0.1%
American States Water Co.	1,625	86,222
Web Hosting/Design — 0.2%
NIC, Inc.	2,200	29,260
Web.com Group, Inc.†	5,925	107,242
		136,502
Web Portals/ISP — 2.5%
Alphabet, Inc., Class C†	2,114	2,181,204
Wireless Equipment — 0.1%
InterDigital, Inc.	1,000	73,600
Total Common Stocks (cost $40,080,219)		51,274,213
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.7%
Credit Agricole SA 8.13% due 12/23/2025*(4)	$200,000	227,838
Credit Suisse Group AG 6.25% due 12/18/2024(4)	225,000	230,906
Societe Generale SA 8.25% due 11/29/2018(4)	200,000	206,000
		664,744
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(3)	8,000	1
Total Preferred Securities/Capital Securities (cost $625,723)		664,745
ASSET BACKED SECURITIES — 14.7%
Diversified Financial Services — 14.7%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.04% (1 ML+0.17%) due 01/25/2037(5)	34,302	33,336
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	6,042	6,034
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.00% (3 ML+1.25%) due 07/25/2029*(6)	250,000	251,954
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(5)(7)	43,599	43,597
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(5)(7)	43,823	43,054

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.45% (1 ML+1.58%) due 10/25/2034(3)	$8,740	$8,760
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.85% (3 ML+1.12%) due 01/18/2025*(6)	250,000	249,914
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(7)(8)(9)	998,734	57,755
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(8)	95,000	94,729
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(8)	106,000	105,775
BANK Series 2018-BN10, Class A5 3.69% due 02/15/2061(8)	75,000	75,690
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(8)	54,000	54,492
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(7)	119,135	119,931
Bayview Koitere Fund Trust Series 2018-RN4, Class A1 3.62% due 03/28/2033*(1)(10)	100,000	100,000
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(7)	88,737	89,286
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(7)	84,316	84,692
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(7)	86,496	86,881
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(7)	117,081	117,351
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(10)	64,990	64,691
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(10)	$78,976	$78,729
Bayview Opportunity Master Fund Trust Series 2018-RN3, Class A1 3.67% due 03/28/2033*(10)	100,000	100,001
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(7)	87,384	88,769
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.63% (1 ML+0.85%) due 08/15/2036*(8)	131,000	130,877
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.48% due 02/25/2036(5)(7)	99,121	98,764
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(7)(8)(9)	186,911	7,657
Benchmark Mtg. Trust Series 2018-B1, Class A5 3.67% due 01/15/2051(8)	30,000	30,272
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	9,625	9,543
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 2.72% (3 ML+1.00%) due 01/15/2031*(6)	105,000	105,000
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.92% (3 ML+1.20%) due 10/15/2026*(6)	250,000	249,956
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1 3.23% (3 ML+1.47%) due 04/27/2027*(6)	250,000	250,050
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	35,000	34,996
CBAM CLO Management LLC FRS Series 2017-3A, Class A 2.60% (3 ML+1.23%) due 10/17/2029*(6)	250,000	251,631

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 3.14% (3 ML+1.20%) due 05/24/2026*(6)	$250,000	$250,005
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	20,191	20,076
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(7)	113,541	112,634
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(8)	101,000	102,513
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(8)	65,000	67,355
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.16% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	50,462	49,135
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(3)	86,049	85,784
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(5)(7)	94,020	94,161
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(8)	90,000	88,569
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(8)	60,000	62,100
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(8)	105,000	107,022
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(8)	125,267	126,221
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(8)	123,000	127,008
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	37,164	33,176
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.84% due 06/15/2057(7)(8)(9)	1,005,400	43,211
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(8)	105,000	107,696
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(7)	$47,280	$46,148
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 2.94% (3 ML+1.21%) due 07/18/2030*(6)	250,000	251,000
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.34% due 05/25/2035(5)(7)	79,500	79,631
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	4,160	4,158
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	155,000	154,843
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 2.96% (3 ML+1.22%) due 07/24/2030*(6)	250,000	251,233
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(8)	110,000	107,766
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(8)	30,000	33,665
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(8)	85,377	86,232
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(8)	120,000	122,270
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(8)	115,000	118,875
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.55% due 03/25/2047(5)(7)	22,649	20,831
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.66% due 04/25/2036(5)(7)	7,285	6,401
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	22,413	22,421
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.41% (1 ML+0.54%) due 05/25/2035(5)	54,637	54,486
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(8)	64,000	66,661

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(8)	$60,000	$61,444
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(8)	107,000	105,630
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(7)(8)	1,299	1,317
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.44% (1 ML+1.55%) due 02/01/2023*(5)	98,980	98,215
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.64% (1 ML+1.75%) due 10/01/2022*(5)	62,242	61,956
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 3.64% (1 ML+1.75%) due 09/01/2022*(1)(5)	63,329	63,369
LSTAR Securities Investment, Ltd. FRS Series 2017-3, Class A1 3.89% (1 ML+2.00%) due 04/01/2022*(5)	51,756	51,821
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.90% (3 ML+1.16%) due 07/23/2029*(6)	250,000	250,162
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.53% due 02/25/2035(5)(7)	35,998	36,745
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.54% due 12/25/2034(5)(7)	26,010	26,546
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(10)	96,344	95,716
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(7)	91,027	89,962
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.12% due 12/15/2047(7)(8)(9)	$286,588	$12,930
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(8)	20,000	20,687
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.46% due 06/15/2050(7)(8)(9)	109,424	9,985
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(8)	100,000	100,719
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	32,479	26,696
MortgageIT Trust FRS Series 2005-4, Class A1 2.15% (1 ML+0.28%) due 10/25/2035(5)	109,245	107,942
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	100,000	98,972
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.37% (1 ML+1.50%) due 06/25/2057*(5)	110,078	113,276
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(7)	80,362	81,154
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(5)(7)	42,544	42,983
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(7)	73,710	74,393
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(7)	142,000	144,743

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(7)	$137,810	$140,446
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(7)	109,799	111,604
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(7)	89,494	91,103
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(7)	118,167	119,956
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(7)	13,837	13,542
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	100,000	99,555
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	94,259	93,738
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	96,248	95,985
Oaktree EIF II Series A1, Ltd. FRS Series 2017-IIIA, Class A2 3.18% (3 ML+1.45%) due 07/17/2029*(6)	250,000	252,535
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.58% (3 ML+0.85%) due 04/17/2027*(6)	215,000	214,897
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	119,000	116,967
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	128,429	129,347
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.97% (1 ML+0.10%) due 02/25/2037(3)	37,115	23,003
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 3.22% (3 ML+1.45%) due 04/30/2027*(6)	$250,000	$250,028
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	2,013	1,992
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.00% (1 ML+0.13%) due 05/25/2037(3)	87,788	67,268
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*(3)	100,000	99,965
Sound Point CLO XVIII, Ltd. FRS Series 2017-4A Class A1 2.86% (3 ML+1.12%) due 01/21/2031*(6)	250,000	250,616
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.12% (1 ML+0.25%) due 11/25/2036(3)	160,000	140,672
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	118,107
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(7)	66,621	65,554
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.47% (1 ML+0.60%) due 02/25/2057*	104,173	104,548
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(7)	145,673	144,036
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(7)	82,176	81,568
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(7)	98,903	97,467
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(7)	87,927	87,107
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(7)	95,177	93,789
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.11% (3 ML+1.37%) due 04/20/2027*(6)	250,000	249,992

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(10)	$94,352	$94,105
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 3.44% (3 ML+1.24%) due 06/20/2029*(6)	250,000	251,048
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(10)	116,562	116,244
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 2.63% (3 ML+0.90%) due 01/18/2029*(6)	250,000	250,112
Voya CLO, Ltd. FRS(6) Series 2014-4A, Class A2AR 3.17% (3 ML+1.45%) due 10/14/2026*	250,000	249,782
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.16% due 09/15/2057(7)(8)(9)	982,197	51,031
Wells Fargo Commercial Mtg. Trust Series 2017-C38, Class A5 3.45% due 07/15/2050(8)	111,000	110,085
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(8)	65,000	66,441
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.63% due 10/25/2036(5)(7)	30,634	30,230
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.68% due 11/25/2034(5)(7)	1,498	1,514
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.72% due 01/25/2035(5)(7)	67,787	68,449
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.91% due 03/25/2035(5)(7)	50,836	51,822
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(3)	49,875	49,412
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	$75,000	$74,603
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(8)	120,000	123,797
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(8)	110,000	114,211
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(8)	50,111	52,134
Total Asset Backed Securities (cost $12,885,216)		12,915,224
U.S. CORPORATE BONDS & NOTES — 10.5%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	68,000	65,945
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	30,000	29,963
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	35,000	34,533
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	30,000	29,819
		64,352
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	25,000	24,448
General Motors Co. Senior Notes 5.40% due 04/01/2048	35,000	34,962
General Motors Co. Senior Notes 6.75% due 04/01/2046	50,000	58,044
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	29,745
		147,199
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	65,000	65,137

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.4%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	$25,000	$23,471
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	18,729
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	105,000	103,254
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	70,000	68,305
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	55,000	53,382
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	60,000	62,900
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	17,199
		347,240
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	40,000	38,653
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,851
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	25,000	24,120
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	4,960
		72,584
Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	40,000	39,762
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	10,000	10,581
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	25,000	25,175
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	27,532
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	50,000	51,142
		154,192
Security Description	Principal Amount(15)	Value (Note 2)
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	$33,000	$32,609
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	15,548
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	15,000	16,134
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	12,000	11,930
		76,221
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	40,000	41,000
Building-Heavy Construction — 0.2%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	80,000	79,592
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	73,937
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	50,039
		203,568
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	25,000	24,687
Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,070
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	40,000	40,860
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	45,000	45,986
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	70,000	76,838

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	$20,000	$17,184
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	20,722
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	45,000	43,156
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,595
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	40,000	40,250
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	40,000	34,644
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	41,777
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	45,000	45,424
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	90,000	94,243
		529,749
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,500
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	25,000	24,375
		34,875
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	14,503
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	15,000	14,621
Computers — 0.1%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	4,943
Apple, Inc. Senior Notes 3.35% due 02/09/2027	30,000	29,637
Apple, Inc. Senior Notes 3.45% due 02/09/2045	20,000	18,456
Security Description	Principal Amount(15)	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 3.85% due 08/04/2046	$10,000	$9,785
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	15,000	15,574
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	20,000	21,368
		99,763
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	70,000	69,846
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	20,000	20,000
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,335
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	4,873
		14,208
Diversified Banking Institutions — 2.2%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	50,000	49,976
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	145,000	142,890
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	85,000	82,688
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	60,000	58,999
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	29,735
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	41,292
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	39,654
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	5,220
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	75,000	79,294

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	$10,000	$11,227
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	35,000	35,091
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	20,000	19,347
Citigroup, Inc. FRS Senior Notes 2.98% (3 ML+1.10%) due 05/17/2024	55,000	55,494
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	33,271
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	15,000	14,480
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	60,000	60,033
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	15,000	15,178
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	8,000	8,524
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	15,000	15,242
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	43,391
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	45,000	44,582
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	123,000	121,748
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	20,000	19,795
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	20,000	19,579
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	80,000	77,802
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	19,619
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	4,847
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	$25,000	$24,507
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	25,000	26,907
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	20,432
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	57,061
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	21,000	26,307
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	10,000	9,723
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	25,000	24,403
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	25,000	24,119
JPMorgan Chase & Co. FRS Senior Notes 2.97% (3 ML+1.23%) due 10/24/2023	35,000	35,514
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	80,000	77,983
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	15,953
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	45,000	43,682
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	10,000	12,093
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	44,092
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,763
Morgan Stanley Senior Notes 2.65% due 01/27/2020	20,000	19,877
Morgan Stanley Senior Notes 3.13% due 07/27/2026	10,000	9,463
Morgan Stanley Senior Notes 3.59% due 07/22/2028	90,000	87,053

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.63% due 01/20/2027	$65,000	$63,623
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	35,000	34,079
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	15,140
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	125,000
		1,955,772
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	20,000	19,950
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	10,000	9,703
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	50,000	49,823
		59,526
Electric-Distribution — 0.0%
Sempra Energy Senior Notes 2.40% due 02/01/2020	35,000	34,626
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	5,018
Electric-Integrated — 0.7%
AES Corp. Senior Notes 4.00% due 03/15/2021	55,000	55,206
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	3,052
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028*	20,000	19,302
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	25,000	24,429
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	15,000	13,530
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	36,356
Security Description	Principal Amount(15)	Value (Note 2)
Electric-Integrated (continued)
Exelon Corp. Senior Notes 2.45% due 04/15/2021	$5,000	$4,887
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	39,641
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	5,000	5,120
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	96,000	93,851
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	24,477
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	65,000	77,477
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	65,016
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	45,000	43,434
Southern Co. Senior Notes 1.85% due 07/01/2019	20,000	19,731
Southern Co. Senior Notes 2.75% due 06/15/2020	45,000	44,619
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,713
		579,841
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,548
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	70,000	69,023
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	20,000	19,625
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	15,000	14,180
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	75,000	73,780

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 4.10% due 05/19/2046	$20,000	$20,509
		197,117
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	25,000	24,305
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	14,786
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	30,000	31,350
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	40,000	39,865
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(3)	10,000	400
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(3)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(3)	15,000	2
		403
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	130,710
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	25,000	22,925
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	35,000	34,343
Gas-Distribution — 0.0%
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	20,000	19,875
Security Description	Principal Amount(15)	Value (Note 2)
Gas-Distribution (continued)
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	$5,000	$4,887
		24,762
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	14,889
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	19,674
		34,563
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	25,000	24,875
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	40,000	39,396
		64,271
Insurance-Multi-line — 0.3%
Assurant, Inc. FRS Senior Notes 3.54% (3 ML+1.25%) due 03/26/2021	240,000	240,268
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	15,000	12,300
		252,568
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,001
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,450
Medical Information Systems — 0.0%
Quintiles IMS, Inc. Company Guar. Notes 4.88% due 05/15/2023*	25,000	25,469
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	40,000	40,055
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	70,000	67,375
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	45,000	43,446
		110,821

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	$25,000	$24,393
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	4,984
Celgene Corp. Senior Notes 4.63% due 05/15/2044	15,000	14,959
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,024
		69,360
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	15,000	15,136
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,413
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	14,987
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,515
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	40,000	38,672
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	25,328
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,790
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	30,000	30,387
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,005
		170,097
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	18,600
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	5,000	4,606
Dignity Health Sec. Notes 2.64% due 11/01/2019	145,000	144,382
Security Description	Principal Amount(15)	Value (Note 2)
Medical-Hospitals (continued)
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	$30,000	$30,291
		197,879
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	25,000	24,971
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	75,000	72,502
		97,473
Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	40,000	49,697
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	60,000	58,010
Time Warner, Inc. Company Guar. Notes 4.88% due 03/15/2020	58,000	59,970
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	90,000	91,340
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	13,442
		272,459
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	35,000	34,737
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	40,000	37,500
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	25,000	24,271
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	5,000	6,287
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,459
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	50,000	48,750
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,056
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,206

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Hess Corp. Senior Notes 4.30% due 04/01/2027	$50,000	$48,936
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	40,000	46,202
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	15,000	14,778
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	15,000	15,230
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	25,000	24,969
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	15,000
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	15,000	14,775
		289,919
Oil Refining & Marketing — 0.1%
Andeavor Senior Notes 3.80% due 04/01/2028	15,000	14,309
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	35,000	34,873
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	35,000	33,582
		82,764
Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	110,000	110,111
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	55,000	55,388
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	26,294
		191,793
Pipelines — 0.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	5,000	4,914
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	35,000	34,121
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	15,000	14,475
Security Description	Principal Amount(15)	Value (Note 2)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	$25,000	$26,236
MPLX LP Senior Notes 4.00% due 03/15/2028	15,000	14,783
MPLX LP Senior Notes 4.13% due 03/01/2027	30,000	29,724
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	9,741
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,225
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	14,782
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	20,000	19,887
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	65,000	61,923
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	33,614
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,548
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	35,000	35,205
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	30,000	30,061
		344,239
Real Estate Investment Trusts — 0.0%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	25,000	24,214
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	10,000	9,588
		33,802
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,475
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	15,000	15,112
		35,587

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	$20,000	$17,859
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,649
		22,508
Retail-Drug Store — 0.4%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	304,000	301,830
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	18,000	17,844
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	30,000	31,820
		351,494
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	30,000	30,166
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	15,000	14,288
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	20,000	19,858
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	10,000	10,109
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	67,000	66,617
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,741
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	24,554
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	55,000	53,418
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	115,000	116,170
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	10,000	10,579
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	29,000	27,761
Security Description	Principal Amount(15)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	$10,000	$9,876
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	55,000	55,678
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	15,000	14,453
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	15,000	14,268
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	15,329
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	30,000	30,275
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	20,000	19,997
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	35,000	37,741
		529,424
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	93,017
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	14,015
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	245,000	240,210
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	35,000	34,776
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	38,000	38,004
		420,022
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	70,000	66,909
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	30,000	28,552
		95,461
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	45,000	42,250
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	5,000	5,044

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services (continued)
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	$20,000	$20,892
		68,186
Total U.S. Corporate Bonds & Notes (cost $9,322,756)		9,234,992
FOREIGN CORPORATE BONDS & NOTES — 2.1%
Banks-Commercial — 0.6%
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	200,000	197,138
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	195,248
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	85,000	83,150
		475,536
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	20,000	19,527
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	25,000	24,691
Methanex Corp. Senior Notes 5.65% due 12/01/2044	10,000	9,993
		34,684
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000	4,750
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	80,000	78,305
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000	195,241
		273,546
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	10,000	9,560
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000	38,621
Security Description	Principal Amount(15)	Value (Note 2)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	$25,000	$25,812
		64,433
Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	35,000	34,701
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000	25,000
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	25,000	24,651
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	25,000	25,170
		109,522
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	70,000	78,400
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	5,000	5,925
		84,325
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	60,000	58,673
Encana Corp. Senior Notes 3.90% due 11/15/2021	25,000	25,373
		84,046
Oil Companies-Integrated — 0.4%
Petrobras Global Finance BV Company Guar. Notes 5.63% due 05/20/2043	75,000	65,437
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	20,000	19,500
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028*	15,000	14,796
Petroleos Mexicanos Senior Notes 6.35% due 02/12/2048*	10,000	9,663
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	10,000	10,680
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	114,000	115,354

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045		$30,000	$31,881
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,419,989	66,603
			333,914
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027		15,000	14,379
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		35,000	34,475
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025		40,000	43,500
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/2019		55,000	57,043
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		25,000	31,715
			88,758
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*		15,000	15,487
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*		35,000	34,701
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021		25,000	29,731
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027		35,000	32,856
Nokia OYJ Senior Notes 6.63% due 05/15/2039		20,000	21,350
			54,206
Total Foreign Corporate Bonds & Notes (cost $1,858,978)			1,809,080
Security Description	Principal Amount(15)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.7%
Chicago Board of Education General Obligation Bonds 5.48% due 12/01/2024	$25,000	$24,339
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	14,071
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	5,000	6,598
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	70,000	92,364
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	45,000	48,524
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	35,000	38,796
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,211
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(11)	175,000	63,438
State of California General Obligation Bonds 7.35% due 11/01/2039	55,000	80,404
State of California General Obligation Bonds 7.55% due 04/01/2039	5,000	7,613
State of California General Obligation Bonds 7.63% due 03/01/2040	70,000	106,598
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	30,000	30,151
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	60,000	61,299
Total Municipal Bonds & Notes (cost $595,589)		580,406
U.S. GOVERNMENT AGENCIES — 16.6%
Federal Home Loan Mtg. Corp. — 3.6%
2.50% due 01/01/2028	5,093	5,025
2.50% due 04/01/2028	17,423	17,190
3.00% due 08/01/2027	5,173	5,172
3.00% due April TBA	900,000	877,500
3.50% due 03/01/2042	7,111	7,165
3.50% due 08/01/2042	36,831	37,111
3.50% due 09/01/2043	25,897	26,093

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.50% due April TBA	$700,000	$701,633
4.00% due 03/01/2023	1,356	1,395
4.00% due 10/01/2043	32,283	33,327
4.00% due April TBA	800,000	821,219
4.50% due 01/01/2039	1,076	1,133
5.00% due 05/01/2020	23,290	23,416
5.00% due 05/01/2034	16,153	17,495
5.50% due 07/01/2034	5,796	6,376
5.50% due 05/01/2037	1,959	2,147
6.00% due 08/01/2026	13,774	15,299
6.50% due 05/01/2029	1,114	1,255
7.50% due 08/01/2023	40	40
Federal Home Loan Mtg. Corp. FRS 3.11% (6 ML+1.49%) due 02/01/2037	1,879	1,933
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.00% due 10/25/2047*(7)(8)	70,000	69,697
Series 2017-K728, Class B 3.65% due 09/25/2024*(7)(8)	15,000	14,638
Series 2017-K729,Class B 3.67% due 11/25/2049*(7)(8)	25,000	24,225
Series 2017-K729,Class C 3.67% due 11/25/2049*(7)(8)	25,000	23,509
Series 2017-K71, Class B 3.75% due 11/25/2050*(7)(8)	20,000	19,320
Series 2017-K67, Class B 3.94% due 09/25/2049*(7)(8)	20,000	20,000
Series 2017-K64, Class B 3.98% due 03/25/2027*(7)(8)	10,000	9,867
Series 2012-K706, Class B 4.03% due 11/25/2044*(7)(8)	60,000	60,180
Series 2017-K66, Class B 4.03% due 07/25/2027*(7)(8)	34,000	34,246
Series 2017-K65, Class B 4.07% due 05/25/2027*(7)(8)	40,000	40,356
Series 2010-K8, Class B 5.28% due 09/25/2043*(7)(8)	80,000	83,740
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.61% due 03/25/2027(7)(8)(9)	319,050	14,889
Security Description	Principal Amount(15)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(8)	$68,000	$67,998
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	3,527	3,432
Series 3883, Class PB 3.00% due 05/15/2041(5)	23,170	23,136
Series 1577, Class PK 6.50% due 09/15/2023(5)	2,196	2,314
Series 1226, Class Z 7.75% due 03/15/2022(5)	261	279
		3,113,750
Federal National Mtg. Assoc. — 9.9%
2.50% due 02/01/2043	70,975	67,222
2.50% due 03/01/2043	139,405	132,038
2.64% due 03/01/2027	28,313	27,411
2.78% due 03/01/2027	63,000	61,250
2.88% due 11/01/2027	130,111	126,621
2.97% due 06/01/2027	108,557	107,015
2.97% due 06/01/2030	124,000	120,781
3.00% due 07/01/2027	90,000	88,495
3.00% due 12/01/2027	9,431	9,452
3.00% due 01/01/2028	10,158	10,181
3.00% due April TBA	100,000	99,870
3.16% due 08/01/2027	125,000	124,550
3.50% due April TBA	4,700,000	4,709,822
4.00% due 11/01/2040	14,727	15,224
4.00% due 12/01/2040	37,769	39,042
4.00% due 11/01/2041	4,593	4,748
4.00% due 01/01/2042	10,082	10,377
4.00% due 11/01/2043	19,626	20,266
4.00% due 12/01/2043	11,614	12,023
4.00% due April TBA	1,100,000	1,128,815
4.50% due 01/01/2039	2,811	2,971
4.50% due 06/01/2039	30,488	32,031
4.50% due 09/01/2039	7,482	7,912
4.50% due 05/01/2041	6,719	7,105
4.50% due April TBA	600,000	628,254
5.00% due 06/01/2019	310	315
5.00% due 03/01/2020	1,566	1,603
5.00% due 05/01/2035	2,216	2,392
5.00% due 07/01/2040	45,727	49,428
5.00% due April TBA	300,000	320,437
5.50% due 05/01/2020	11,672	11,837
5.50% due 06/01/2020	8,434	8,533
5.50% due 12/01/2029	2,084	2,263
5.50% due 06/01/2035	135,485	149,287
5.50% due 06/01/2036	64,278	70,554
5.50% due 08/01/2037	11,462	12,575
5.50% due 06/01/2038	8,737	9,589
6.00% due 06/01/2021	23,680	24,182
6.00% due 12/01/2033	7,510	8,451
6.00% due 05/01/2034	6,222	6,987

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 08/01/2034	$1,332	$1,497
6.00% due 11/01/2038	1,687	1,891
7.00% due 06/01/2037	13,375	15,041
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 5.42% (1 ML+3.55%) due 07/25/2029(5)	30,000	32,574
Series 2016-C07, Class 2M2 6.22% (1 ML+4.35%) due 05/25/2029(5)	60,000	66,633
Federal National Mtg. Assoc. FRS 3.36% (12 ML+1.57%) due 05/01/2037	2,811	2,931
Federal National Mtg. Assoc. FRS 3.57% (12 ML+1.82%) due 10/01/2040	2,915	3,049
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	6,506	6,314
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	20,910	19,906
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	40,276	38,501
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	42,185	41,043
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	53,550	53,203
Series 2017-72, Class B 3.00% due 09/25/2047(5)	48,875	48,446
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	49,454	49,018
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	45,826	46,479
		8,698,435
Government National Mtg. Assoc. — 3.1%
3.00% due April TBA	500,000	491,904
3.50% due April TBA	1,200,000	1,211,648
4.00% due 07/15/2041	26,066	26,881
4.00% due 08/15/2041	9,173	9,494
4.00% due 10/15/2041	17,580	18,172
4.00% due April TBA	700,000	719,826
4.50% due 06/15/2041	131,524	137,757
4.50% due April TBA	100,000	103,959
6.00% due 11/15/2028	18,049	20,143
7.00% due 07/15/2033	8,374	9,463
9.00% due 11/15/2021	97	103
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(5)	719	812
Security Description	Principal Amount(15)	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	$5,096	$5,924
		2,756,086
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	10,000	9,983
Total U.S. Government Agencies (cost $14,524,423)		14,578,254
U.S. GOVERNMENT TREASURIES — 8.1%
United States Treasury Bonds — 0.7%
2.50% due 02/15/2045	5,000	4,565
2.88% due 11/15/2046	70,000	68,649
3.00% due 05/15/2045	58,000	58,365
3.00% due 11/15/2045	145,000	145,815
3.63% due 08/15/2043	160,000	179,119
4.38% due 11/15/2039(13)	99,200	122,834
		579,347
United States Treasury Notes — 7.4%
0.25% due 01/15/2025 TIPS(12)(16)	958,420	937,314
0.38% due 07/15/2027 TIPS(12)	992,838	968,567
1.13% due 08/31/2021	763,000	729,768
1.13% due 09/30/2021	801,000	765,174
1.25% due 10/31/2021	313,000	299,979
1.50% due 07/15/2020	555,000	544,659
1.63% due 03/15/2020	185,000	182,637
1.88% due 02/28/2022	384,000	375,030
1.88% due 03/31/2022	1,019,000	994,600
2.00% due 02/15/2023	520,000	506,695
2.00% due 02/15/2025	245,000	234,425
		6,538,848
Total U.S. Government Treasuries (cost $7,298,586)		7,118,195
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*	200,000	187,121
Kingdom of Saudi Arabia Senior Bonds 3.63% due 03/04/2028*	200,000	189,930
Republic of Hungary Senior Bonds 6.25% due 01/29/2020	20,000	21,150
United Mexican States Senior Notes 5.75% due 10/12/2110	40,000	40,700
Total Foreign Government Obligations (cost $461,929)		438,901
Total Long-Term Investment Securities (cost $87,653,419)		98,614,010

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)		Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Foreign Government Obligations — 1.1%
Government of Egypt Disc. Notes 17.41% due 10/16/2018	EGP	775,000	$40,178
Government of Japan Disc. Notes (0.14)% due 04/09/2018	JPY	82,400,000	774,416
Republic of Argentina Bills 3.13% due 05/24/2018		$30,436	30,305
Republic of Argentina Bills 3.06% due 06/15/2018		101,133	100,505
Republic of Argentina Bills 3.30% due 04/27/2018		55,477	55,371
			1,000,775
U.S. Government Agencies — 0.1%
Federal Home Loan Bank 1.34% due 04/02/2018		100,000	100,000
Total Short-Term Investment Securities (cost $1,058,277)			1,100,775
REPURCHASE AGREEMENTS — 0.1%
Bank of America Securities LLC Joint Repurchase Agreement(14)		30,000	30,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		10,000	10,000
BNP Paribas SA Joint Repurchase Agreement(14)		15,000	15,000
Deutsche Bank AG Joint Repurchase Agreement(14)		15,000	15,000
RBS Securities, Inc. Joint Repurchase Agreement(14)		5,000	5,000
Total Repurchase Agreements (cost $75,000)			75,000
TOTAL INVESTMENTS (cost $88,786,696)(17)		113.5%	99,789,785
Liabilities in excess of other assets		(13.5)	(11,843,921)
NET ASSETS		100.0%	$87,945,864

@  See Note 1

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $12,145,098 representing 13.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,225	$806.17	0.00%

(3)  Illiquid security. At March 31, 2018, the aggregate value of these securities was $478,493 representing 0.5% of net assets.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Collateralized Loan Obligation

(7)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(8)  Commercial Mortgage Backed Security

(9)  Interest Only

(10)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2018.

(11)  Security in default of interest.

(12)  Principal amount of security is adjusted for inflation.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  Denominated in United States dollars unless otherwise indicated.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(17)  See Note 4 for cost of investments on a tax basis.

ARS — Argentina Peso

CLO — Collateralized Loan Obligation

DAC —Designated Activity Company

EGP — Egyptian Pound

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML —1 Month USD LIBOR

3 ML —3 Month USD LIBOR

6 ML —6 Month USD LIBOR

12 ML —12 Month USD LIBOR

1 Yr USTYCR —1Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	90 Day Eurodollar	March 2019	$486,600	$487,050	$450
4	Short	90 Day Eurodollar	March 2020	971,700	972,050	(350)
2	Short	Canada 10 Year Bonds	June 2018	205,752	206,885	(1,133)
20	Short	U.S. Treasury 10 Year Notes	June 2018	2,409,452	2,422,813	(13,361)
25	Short	U.S. Treasury 10 Year Ultra Bonds	June 2018	3,212,695	3,246,484	(33,789)
8	Long	U.S. Treasury 2 Year Notes	June 2018	1,701,531	1,700,875	(656)
14	Long	U.S. Treasury 5 Year Notes	June 2018	1,596,359	1,602,453	6,094
9	Long	U.S. Treasury Ultra Bonds	June 2018	1,408,970	1,444,219	35,249
						$(7,496)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	JPY	82,400,000	USD	736,023	04/09/2018	$—	$(38,669)
Net Unrealized Appreciation (Depreciation)						$—	$(38,669)

JPY — Japanese Yen

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/2026	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$11,571
USD	150	11/15/2024	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	2.18%/Annually	—	1,555
USD	150	11/15/2024	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	2.18%/Annually	(242)	1,797
USD	20	11/15/2024	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	2.25%/Annually	241	(122)
USD	70	11/15/2024	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	2.25%/Annually	844	(426)
USD	218	11/15/2024	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	2.06%/Annually	4,869	(1,011)
USD	105	11/15/2024	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	2.46%/Annually	—	(724)
USD	110	11/15/2024	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	2.45%/Annually	—	(725)
USD	85	11/15/2024	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	2.45%/Annually	—	(556)
USD	340	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(7,563)	12,823
					$(1,851)	$24,182

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$63,382	$—	$3,225	$66,607
Other Industries	51,207,606	—	—	51,207,606
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	664,744	—	664,744
Asset Backed Securities:
Diversified Financial Services	—	12,652,300	262,924	12,915,224
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	400	3	403
Other Industries	—	9,234,589	—	9,234,589
Foreign Corporate Bonds & Notes	—	1,809,080	—	1,809,080
Municipal Bonds & Notes	—	580,406	—	580,406
U.S. Government Agencies	—	14,578,254	—	14,578,254
U.S. Government Treasuries	—	7,118,195	—	7,118,195
Foreign Government Obligations	—	438,901	—	438,901
Short-Term Investment Securities	—	1,100,775	—	1,100,775
Repurchase Agreement	—	75,000	—	75,000
Total Investments at Value	$51,270,988	$48,252,644	$266,153	$99,789,785

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:†
Futures Contracts	$41,793	$—	$—	$41,793
Centrally Cleared Interest Rate Swap Contracts	—	27,746	—	27,746
Total Other Financial Instruments	$41,793	$27,746	$—	$69,539
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$49,289	$—	$—	$49,289
Forward Foreign Currency Contracts	—	38,669	—	38,669
Centrally Cleared Interest Rate Swap Contracts	—	3,564	—	3,564
Total Other Financial Instruments	$49,289	$42,233	$—	$91,522

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Diversified Financial Services	25.4%
Federal National Mtg. Assoc.	16.3
United States Treasury Notes	8.2
Diversified Banking Institutions	5.6
Federal Home Loan Mtg. Corp.	5.4
Government National Mtg. Assoc.	5.2
Web Portals/ISP	2.0
United States Treasury Bonds	1.9
Foreign Government Obligations	1.9
Applications Software	1.9
Electronic Components-Semiconductors	1.9
E-Commerce/Products	1.8
Computers	1.6
Finance-Credit Card	1.6
Cable/Satellite TV	1.4
Tobacco	1.4
Banks-Commercial	1.3
Medical-Biomedical/Gene	1.3
Retail-Restaurants	1.2
Telephone-Integrated	1.1
Municipal Bonds & Notes	1.1
Electric-Integrated	1.1
Sovereign	1.1
Diversified Manufacturing Operations	1.0
Multimedia	1.0
Pharmacy Services	1.0
Oil Companies-Exploration & Production	0.9
Electronic Forms	0.8
Real Estate Investment Trusts	0.8
Consulting Services	0.7
Medical-HMO	0.7
Enterprise Software/Service	0.7
Pipelines	0.7
Internet Content-Entertainment	0.7
Transport-Rail	0.7
Medical-Hospitals	0.7
Oil Companies-Integrated	0.6
Banks-Super Regional	0.6
Electronic Components-Misc.	0.6
Beverages-Non-alcoholic	0.6
Medical-Drugs	0.5
Retail-Building Products	0.5
Drug Delivery Systems	0.5
Entertainment Software	0.5
Commercial Services	0.5
Insurance-Multi-line	0.5
Finance-Other Services	0.5
Industrial Gases	0.5
Medical-Generic Drugs	0.4
E-Commerce/Services	0.4
Aerospace/Defense-Equipment	0.4
Building-Heavy Construction	0.4
Coatings/Paint	0.4
Auto/Truck Parts & Equipment-Original	0.4
Aerospace/Defense	0.4
Medical Instruments	0.4
Cosmetics & Toiletries	0.4
Airlines	0.3
Containers-Metal/Glass	0.3
Athletic Footwear	0.3
Diagnostic Equipment	0.3%
Finance-Investment Banker/Broker	0.3
Insurance-Property/Casualty	0.3
Semiconductor Equipment	0.3
Repurchase Agreements	0.3
Brewery	0.3
Containers-Paper/Plastic	0.3
Building Products-Cement	0.3
Auto-Cars/Light Trucks	0.3
Electric Products-Misc.	0.3
Computer Services	0.3
Medical Information Systems	0.3
Electronic Connectors	0.2
Therapeutics	0.2
Food-Confectionery	0.2
Medical Products	0.2
Finance-Consumer Loans	0.2
Medical-Wholesale Drug Distribution	0.2
Food-Catering	0.2
Computer Software	0.2
Retail-Gardening Products	0.2
U.S. Government Agencies	0.2
Oil Refining & Marketing	0.2
Metal-Iron	0.2
Retail-Discount	0.2
Cruise Lines	0.2
Commercial Services-Finance	0.1
Beverages-Wine/Spirits	0.1
Broadcast Services/Program	0.1
Distribution/Wholesale	0.1
Transport-Services	0.1
Independent Power Producers	0.1
Computers-Memory Devices	0.1
Insurance-Life/Health	0.1
Steel-Producers	0.1
Wireless Equipment	0.1
Office Automation & Equipment	0.1
Building & Construction Products-Misc.	0.1
Rental Auto/Equipment	0.1
Apparel Manufacturers	0.1
Chemicals-Specialty	0.1
Insurance Brokers	0.1
Cellular Telecom	0.1
Music	0.1
Food-Wholesale/Distribution	0.1
Electric-Distribution	0.1
121.4%

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited) (continued)

Credit Quality†#
Aaa	57.5%
Aa	1.2
A	8.4
Baa	12.5
Ba	5.0
B	0.4
Caa	0.8
Ca	0.2
Not Rated##	14.0
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

@  See Note 1

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 31.7%
Aerospace/Defense — 0.3%
Northrop Grumman Corp.	481	$167,927
Aerospace/Defense-Equipment — 0.4%
L3 Technologies, Inc.	1,255	261,040
Airlines — 0.3%
United Continental Holdings, Inc.†	2,910	202,158
Apparel Manufacturers — 0.1%
Under Armour, Inc., Class C†	3,110	44,628
Applications Software — 1.8%
Microsoft Corp.	7,589	692,648
salesforce.com, Inc.†	3,265	379,720
		1,072,368
Athletic Footwear — 0.3%
NIKE, Inc., Class B	3,025	200,981
Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv PLC	2,724	231,458
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	8,257	358,602
Building Products-Cement — 0.3%
Vulcan Materials Co.	1,414	161,436
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	7,496	256,138
Coatings/Paint — 0.4%
Sherwin-Williams Co.	558	218,803
Commercial Services — 0.5%
CoStar Group, Inc.†	533	193,309
ServiceMaster Global Holdings, Inc.†	1,899	96,564
		289,873
Commercial Services-Finance — 0.1%
Worldpay, Inc., Class A†	1,042	85,694
Computer Services — 0.3%
Amdocs, Ltd.	2,345	156,458
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	2,067	110,874
Computers — 1.4%
Apple, Inc.	5,000	838,900
Consulting Services — 0.4%
Gartner, Inc.†	1,233	145,025
Verisk Analytics, Inc.†	1,054	109,616
		254,641
Containers-Metal/Glass — 0.3%
Ball Corp.	5,116	203,156
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	3,972	169,962
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	1,481	221,735
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	1,684	89,201
Security Description	Shares	Value (Note 2)
Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	835	$172,394
Distribution/Wholesale — 0.1%
Fastenal Co.	1,437	78,446
Diversified Manufacturing Operations — 1.0%
A.O. Smith Corp.	2,320	147,529
Illinois Tool Works, Inc.	1,531	239,846
Parker-Hannifin Corp.	1,404	240,126
		627,501
Drug Delivery Systems — 0.5%
DexCom, Inc.†	2,599	192,742
Nektar Therapeutics†	1,255	133,356
		326,098
E-Commerce/Products — 1.7%
Amazon.com, Inc.†	649	939,324
Wayfair, Inc., Class A†	900	60,777
		1,000,101
E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	126	262,129
Electric Products-Misc. — 0.3%
AMETEK, Inc.	2,068	157,106
Electronic Components-Misc. — 0.6%
Flex, Ltd.†	10,008	163,430
Sensata Technologies Holding PLC†	3,901	202,189
		365,619
Electronic Components-Semiconductors — 1.5%
Broadcom, Ltd.	1,304	307,288
Microchip Technology, Inc.	2,857	261,015
Texas Instruments, Inc.	3,276	340,344
		908,647
Electronic Connectors — 0.2%
Amphenol Corp., Class A	1,667	143,579
Electronic Forms — 0.8%
Adobe Systems, Inc.†	2,298	496,552
Enterprise Software/Service — 0.7%
Tyler Technologies, Inc.†	1,021	215,390
Ultimate Software Group, Inc.†	798	194,473
		409,863
Entertainment Software — 0.5%
Activision Blizzard, Inc.	4,734	319,356
Finance-Consumer Loans — 0.1%
Synchrony Financial	2,525	84,663
Finance-Credit Card — 1.5%
Mastercard, Inc., Class A	2,346	410,925
Visa, Inc., Class A	3,884	464,604
		875,529
Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	3,137	185,805
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	1,811	131,334

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Catering — 0.2%
Aramark	2,900	$114,724
Food-Confectionery — 0.2%
Hershey Co.	1,308	129,440
Independent Power Producers — 0.1%
NRG Energy, Inc.	2,524	77,058
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	1,694	269,397
Insurance-Property/Casualty — 0.3%
Progressive Corp.	3,047	185,654
Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	2,500	399,475
Medical Information Systems — 0.2%
athenahealth, Inc.†	866	123,864
Medical Instruments — 0.3%
Boston Scientific Corp.†	6,590	180,039
Medical-Biomedical/Gene — 1.2%
AnaptysBio, Inc.†	815	84,825
Biogen, Inc.†	681	186,471
Celgene Corp.†	1,907	170,124
Insmed, Inc.†	1,657	37,316
Puma Biotechnology, Inc.†	1,664	113,235
Regeneron Pharmaceuticals, Inc.†	417	143,598
		735,569
Medical-Drugs — 0.4%
Eli Lilly & Co.	2,754	213,077
Global Blood Therapeutics, Inc.†	1,080	52,164
		265,241
Medical-Generic Drugs — 0.2%
Mylan NV†	2,867	118,034
Medical-HMO — 0.4%
Humana, Inc.	940	252,700
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	1,379	163,287
Multimedia — 0.5%
Liberty Media Corp. - Liberty Formula One, Series C†	2,674	82,493
Walt Disney Co.	2,443	245,375
		327,868
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	1,366	82,520
Real Estate Investment Trusts — 0.7%
American Tower Corp.	1,852	269,170
Equinix, Inc.	226	94,499
Invitation Homes, Inc.	2,605	59,472
		423,141
Retail-Building Products — 0.5%
Home Depot, Inc.	1,824	325,110
Retail-Discount — 0.2%
Costco Wholesale Corp.	500	94,215
Security Description	Shares/ Principal Amount(15)		Value (Note 2)
Retail-Gardening Products — 0.2%
Tractor Supply Co.		1,672	$105,369
Retail-Restaurants — 1.1%
Dunkin' Brands Group, Inc.		1,734	103,502
McDonald's Corp.		1,895	296,340
Starbucks Corp.		4,357	252,227
			652,069
Semiconductor Equipment — 0.2%
Lam Research Corp.		698	141,806
Television — 0.0%
ION Media Networks, Inc.†(1)(9)(14)		10	8,062
Therapeutics — 0.2%
Neurocrine Biosciences, Inc.†		1,676	138,991
Tobacco — 0.5%
Altria Group, Inc.		5,074	316,212
Transport-Rail — 0.4%
CSX Corp.		4,476	249,358
Web Portals/ISP — 2.0%
Alphabet, Inc., Class C†		1,147	1,183,463
Total Common Stocks (cost $15,065,162)			19,203,421
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(2)	EUR	200,000	258,099
Diversified Banking Institutions — 1.1%
Credit Agricole SA 8.13% due 12/23/2025*(2)		200,000	227,837
Credit Suisse Group AG 6.25% due 12/18/2024*(2)		200,000	205,250
Societe Generale SA 8.25% due 11/29/2018(2)		200,000	206,000
			639,087
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(9)		16,000	2
Total Preferred Securities/Capital Securities (cost $890,889)			897,188
ASSET BACKED SECURITIES — 25.4%
Diversified Financial Services — 25.4%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.04% 1 ML+0.17% due 01/25/2037(3)		39,203	38,099
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020		11,330	11,314

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.00% 3 ML+1.25% due 07/25/2029*(4)	$250,000	$251,954
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(3)(5)	43,599	43,597
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(3)(5)	51,790	50,882
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)(5)	27,379	26,948
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.45% 1 ML+1.58% due 10/25/2034(9)	17,480	17,519
Atrium XII FRS Series 12A, Class AR 2.57% 3 ML+0.83% due 04/22/2027*(4)	250,000	249,902
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.85% 3 ML+1.12% due 01/18/2025*(4)	250,000	249,914
Babson CLO, Ltd. FRS Series 2016-2A, Class A 3.19% 3 ML+1.45% due 07/20/2028*(4)	250,000	250,639
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(5)(6)(7)	998,734	57,755
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(6)	100,000	99,715
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(6)	121,000	120,743
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(6)	63,000	63,574
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	137,606	138,524
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	93,174	93,750
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	84,316	84,692
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	86,496	86,881
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	$83,805	$85,889
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(8)	75,251	74,905
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(8)	78,976	78,729
Bayview Opportunity Master Fund Trust Series 2018-RN2, Class A1 3.60% due 02/25/2033*(8)	98,190	98,017
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	99,867	101,451
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.63% 1 ML+0.85% due 08/15/2036*(6)	152,000	151,857
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.48% due 02/25/2036(3)(5)	114,947	114,533
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(5)(6)(7)	210,899	8,640
Benchmark Mtg. Trust Series 2018-B1, Class A5 3.67% due 01/15/2051(6)	35,000	35,317
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	11,458	11,361
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1AR 2.82% 3 ML+1.10% due 10/15/2030*(4)	250,000	250,934
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.92% 3 ML+1.20% due 10/15/2026*(4)	250,000	249,956
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1 3.23% 3 ML+1.47% due 04/27/2027*(4)	250,000	250,050
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	40,000	39,996
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.85% 3 ML+1.10% due 01/25/2026*(4)	250,000	249,961

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 3.14% 3 ML+1.20% due 05/24/2026*(4)	$250,000	$250,005
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	24,230	24,092
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(5)	130,528	129,485
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	122,000	123,827
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.16% 1Yr USTYCR+2.40% due 03/25/2036(3)	62,914	61,259
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(9)	86,049	85,784
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(3)(5)	113,607	113,778
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(5)	57,675	57,206
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(3)(5)	95,751	95,748
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	125,105	123,115
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	67,275
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	142,696
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,000	156,180
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	150,000	154,887
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	204,883
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	47,365	42,283
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.84% due 06/15/2057(5)(6)(7)	1,220,500	52,456
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(6)	$125,000	$128,209
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(5)	52,008	50,763
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(3)(5)	81,364	80,733
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)(5)	69,292	67,766
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(3)(5)	54,699	53,942
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 3.15% 3 ML+1.43% due 10/15/2028*(4)	250,000	251,212
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.34% due 05/25/2035(3)(5)	99,375	99,539
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	189,807
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 2.96% 3 ML+1.22% due 07/24/2030*(4)	250,000	251,233
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	122,462
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	34,164
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	101,590
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	146,000	148,762
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	144,718
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.55% due 03/25/2047(3)(5)	26,843	24,688
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.66% due 04/25/2036(3)(5)	8,094	7,112
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	26,148	26,157

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.41% 1 ML+0.54% due 05/25/2035(3)	$71,711	$71,513
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	68,000	70,827
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	66,564
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(6)	122,000	120,438
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)(6)	1,507	1,528
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*(9)	100,000	99,472
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.44% 1 ML+1.55% due 02/01/2023*(3)	98,980	98,215
LSTAR Securities Investment, Ltd. FRS Series 2017-8, Class A 3.54% 1 ML+1.65% due 11/01/2022*(3)	80,773	80,700
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.64% 1 ML+1.75% due 10/01/2022*(3)	67,156	66,848
LSTAR Securities Investment, Ltd. FRS Series 2017-3, Class A1 3.89% 1 ML+2.00% due 04/01/2022*(3)	51,756	51,821
Madison Park Funding XIV, Ltd. FRS Series 2014-14A, Class A1R 2.86% 3 ML+1.12% due 07/20/2026*(4)	250,000	249,947
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.90% 3 ML+1.16% due 07/23/2029*(4)	250,000	250,162
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.53% due 02/25/2035(3)(5)	18,216	18,594
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.54% due 12/25/2034(3)(5)	$33,013	$33,694
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(8)	101,161	100,502
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.12% due 12/15/2047(5)(6)(7)	349,735	15,779
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.46% due 06/15/2050(5)(6)(7)	124,345	11,346
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	105,755
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	37,767	31,042
MortgageIT Trust FRS Series 2005-4, Class A1 2.15% 1 ML+0.28% due 10/25/2035(3)	143,865	142,149
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	114,000	112,828
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	99,413
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A 4.00% due 12/25/2057*(5)	97,049	99,221
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.37% 1 ML+1.50% due 06/25/2057*(3)	128,564	132,300
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(5)	96,435	97,385
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(5)	84,767	85,552
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(5)	164,259	167,432

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(5)	$160,778	$163,853
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(5)	129,613	131,743
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(5)	105,766	107,667
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)	136,207	138,270
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(5)	26,982	26,408
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	110,000	109,510
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	98,972	98,425
NRZ Excess Spread- Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	96,248	95,985
Oaktree EIF II Series A1, Ltd. FRS Series 2017-IIIA, Class A2 3.18% 3 ML+1.45% due 07/17/2029*(4)	250,000	252,535
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.58% 3 ML+0.85% due 04/17/2027*(4)	215,000	214,897
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	139,000	136,626
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	161,725	162,881
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.97% 1 ML+0.10% due 02/25/2037(9)	38,729	24,003
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 3.22% 3 ML+1.45% due 04/30/2027*(4)	250,000	250,028
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	72,941	72,641
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	$4,026	$3,984
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.00% 1 ML+0.13% due 05/25/2037(9)	98,581	75,538
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*(9)	100,000	99,965
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	71,013	70,178
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(9)	43,080	43,101
Sound Point CLO XVIII, Ltd. FRS Series 2017-4A Class A1 2.86% 3 ML+1.12% due 01/21/2031*(4)	250,000	250,616
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.12% 1 ML+0.25% due 11/25/2036(9)	200,000	175,840
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	142,713
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	100,000	99,557
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	82,484	81,162
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.47% 1 ML+0.60% due 02/25/2057*	120,200	120,632
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	67,612	66,678
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	167,254	165,375
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	82,176	81,568
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	114,941	113,273
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	87,927	87,107
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.11% 3 ML+1.37% due 04/20/2027*(4)	250,000	249,992

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(8)	$94,352	$94,105
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	80,055
VOLT LXIII LLC Series NP10, Class A1 3.00% due 10/25/2047*(8)	99,936	98,998
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(8)	134,775	134,407
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 2.63% 3 ML+0.90% due 01/18/2029*(4)	250,000	250,112
Voya CLO, Ltd. FRS Series 2014-4A, Class A2AR 3.17% 3 ML+1.45% due 10/14/2026*(4)	250,000	249,782
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.16% due 09/15/2057(5)(6)(7)	982,197	51,031
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	105,000	107,328
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(5)(6)	10,000	8,924
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.63% due 10/25/2036(3)(5)	37,704	37,206
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.68% due 11/25/2034(3)(5)	2,961	2,993
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.72% due 01/25/2035(3)(5)	90,382	91,265
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.91% due 03/25/2035(3)(5)	66,504	67,795
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(9)	49,875	49,412
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	84,551
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.78% due 02/15/2044*(5)(6)(7)	$450,218	$8,929
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,280	149,877
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	57,335
Total Asset Backed Securities (cost $15,395,500)		15,423,697
U.S. CORPORATE BONDS & NOTES — 17.2%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	64,000	62,066
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	30,000	29,963
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	44,400
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	34,789
		79,189
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	30,000	29,337
General Motors Co. Senior Notes 5.40% due 04/01/2048	25,000	24,973
General Motors Co. Senior Notes 6.75% due 04/01/2046	60,000	69,652
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	35,000	34,703
		158,665
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	75,000	75,158
Banks-Super Regional — 0.6%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	28,165
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	18,729
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	127,839

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	$85,000	$82,941
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	24,265
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	75,000	85,993
		367,932
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	50,000	48,317
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,850
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	30,000	28,944
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	4,960
		87,071
Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	40,000	39,762
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	35,000	35,245
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	41,298
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	60,000	61,370
		177,675
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	35,574
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	15,548
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	15,000	16,134
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	19,000	18,889
		86,145
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	45,000	46,125
Security Description	Principal Amount(15)	Value (Note 2)
Building-Heavy Construction — 0.4%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	$90,000	$89,541
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	83,795
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	60,047
		233,383
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	29,625
Cable/Satellite TV — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,070
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	25,537
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	80,000	81,753
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	50,000	54,884
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	20,000	17,184
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	20,722
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,271
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	45,000	43,156
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	8,988
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	41,000	41,256

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	$45,000	$38,975
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	47,000
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	50,000	50,471
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	120,000	125,657
		585,924
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,500
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	30,000	29,250
		39,750
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	14,503
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	20,000	19,495
Computers — 0.2%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	4,944
Apple, Inc. Senior Notes 3.35% due 02/09/2027	20,000	19,758
Apple, Inc. Senior Notes 3.45% due 02/09/2045	30,000	27,683
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,785
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	20,000	20,765
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	20,000	21,368
		104,303
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	75,000	74,835
Security Description	Principal Amount(15)	Value (Note 2)
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	$25,000	$25,000
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,335
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	9,745
		19,080
Diversified Banking Institutions — 3.7%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	45,000	44,979
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	160,000	157,672
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	102,144
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	68,832
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	39,654
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	35,000	36,538
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	95,000	100,439
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	90,000	90,233
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	24,184
Citigroup, Inc. FRS Senior Notes 2.98% 3 ML+1.10% due 05/17/2024	80,000	80,719
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	42,777
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	19,307
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	80,000	80,947
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	7,458
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	15,000	15,242

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	$45,000	$43,391
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	35,000	34,675
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	123,000	121,748
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	50,000	49,489
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	25,000	24,473
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	82,665
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	10,000	9,695
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	29,408
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	38,460
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	69,741
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	44,000	55,119
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	5,000	4,861
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	30,000	29,284
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	30,000	28,943
JPMorgan Chase & Co. FRS Senior Notes 2.97% 3 ML+1.23% due 10/24/2023	30,000	30,441
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	95,000	92,605
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	32,902
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	48,535
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	10,000	12,093
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.50% due 04/21/2021	$30,000	$29,395
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	14,645
Morgan Stanley Senior Notes 2.65% due 01/27/2020	15,000	14,908
Morgan Stanley Senior Notes 3.13% due 07/27/2026	25,000	23,658
Morgan Stanley Senior Notes 3.59% due 07/22/2028	105,000	101,562
Morgan Stanley Senior Notes 3.63% due 01/20/2027	40,000	39,152
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	38,947
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	20,186
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	1,000	1,007
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	105,041
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	100,000
		2,238,154
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	24,937
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	15,000	14,555
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	55,000	54,805
		69,360
Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	35,000	34,626
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	5,018

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 1.1%
AES Corp. Senior Notes 4.00% due 03/15/2021	$60,000	$60,225
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	8,140
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028*	25,000	24,127
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,315
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	10,000	9,020
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	45,445
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,887
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	49,551
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	10,000	10,241
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	120,000	117,313
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	29,373
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	50,000	59,597
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	65,016
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	45,000	43,434
Southern Co. Senior Notes 1.85% due 07/01/2019	25,000	24,664
Southern Co. Senior Notes 2.75% due 06/15/2020	50,000	49,576
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,713
		639,637
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,548
Security Description	Principal Amount(15)	Value (Note 2)
Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	$80,000	$78,884
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	25,000	24,531
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	20,000	18,906
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	80,000	78,698
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	25,637
		226,656
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,166
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	19,714
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	35,000	36,575
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	45,000	44,848
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(9)	19,000	760
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(9)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(9)	26,000	3
		765
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	154,915
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	27,510

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	$40,000	$39,250
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	24,844
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	4,887
		29,731
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	24,816
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	19,674
		44,490
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	30,000	29,850
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	45,000	44,320
		74,170
Insurance-Multi-line — 0.5%
Assurant, Inc. FRS Senior Notes 3.54% 3 ML+1.25% due 03/26/2021	270,000	270,302
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	20,000	16,400
		286,702
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,001
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,600
Medical Information Systems — 0.1%
Quintiles IMS, Inc. Company Guar. Notes 4.88% due 05/15/2023*	30,000	30,563
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	45,000	45,062
Security Description	Principal Amount(15)	Value (Note 2)
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	$80,000	$77,000
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	48,274
		125,274
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	29,272
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	4,984
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	19,945
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,024
		79,225
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	15,000	15,136
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,217
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	14,987
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,515
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	45,000	43,506
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	50,657
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	40,000	40,516
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,005
		204,403
Medical-Hospitals — 0.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	23,250
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	5,000	4,606

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Dignity Health Sec. Notes 2.64% due 11/01/2019	$160,000	$159,318
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	35,000	35,339
		222,513
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	29,965
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	90,000	87,003
		116,968
Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	50,000	62,121
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	65,000	62,844
Time Warner, Inc. Company Guar. Notes 4.88% due 03/15/2020	67,000	69,276
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	100,000	101,489
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	13,442
		309,172
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	40,000	39,700
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	55,000	51,562
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	30,000	29,125
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	5,000	6,287
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	15,688
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	60,000	58,500
Security Description	Principal Amount(15)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	$5,000	$5,056
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	20,275
Hess Corp. Senior Notes 4.30% due 04/01/2027	55,000	53,830
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	51,977
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	19,704
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	15,000	15,230
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	30,000	29,963
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	15,000
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	20,000	19,700
		340,335
Oil Refining & Marketing — 0.2%
Andeavor Senior Notes 3.80% due 04/01/2028	20,000	19,079
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	40,000	39,855
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	40,000	38,379
		97,313
Pharmacy Services — 1.0%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	350,000	347,502
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	130,000	130,131
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	8,922
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	60,000	60,423
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	26,295
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	37,123
		610,396

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	$5,000	$4,914
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	40,000	38,995
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,650
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,025
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	25,000	26,236
MPLX LP Senior Notes 4.00% due 03/15/2028	20,000	19,710
MPLX LP Senior Notes 4.13% due 03/01/2027	35,000	34,678
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	9,741
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,225
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	14,782
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	29,830
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	5,000	4,658
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	70,000	66,687
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	43,218
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,548
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	40,000	40,235
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	35,000	35,071
		398,203
Security Description	Principal Amount(15)	Value (Note 2)
Real Estate Investment Trusts — 0.1%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	$30,000	$29,057
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	15,000	14,382
		43,439
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,475
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	25,000	25,187
		45,662
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	20,000	17,859
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	35,000	35,194
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	15,000	14,288
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	35,000	34,753
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	15,163
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	62,000	61,646
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	24,554
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	65,000	63,131
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	100,000	101,017
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	15,000	15,868
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	29,675
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	49,380

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	$20,000	$20,246
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	20,000	19,271
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	39,000	37,096
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	30,000	30,275
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	25,000	24,997
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	45,000	48,524
		575,596
Tobacco — 0.8%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	93,017
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	18,686
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	275,000	269,624
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	35,000	34,776
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	46,000	46,004
		462,107
Transport-Rail — 0.2%
CSX Corp. Senior Notes 3.25% due 06/01/2027	75,000	71,688
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	35,000	33,311
		104,999
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	55,000	51,639
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	10,000	10,087
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	15,000	15,669
		77,395
Total U.S. Corporate Bonds & Notes (cost $10,545,461)		10,447,624
Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 4.0%
Banks-Commercial — 0.8%
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	$200,000	$197,138
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	195,248
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	95,000	92,932
		485,318
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	20,000	19,527
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	34,567
Methanex Corp. Senior Notes 5.65% due 12/01/2044	10,000	9,993
		44,560
Consulting Services — 0.3%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	206,036
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000	4,750
Diversified Banking Institutions — 0.8%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	200,000	193,458
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	90,000	88,093
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000	195,241
		476,792
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000	14,339
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	48,276
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	30,000	30,975
		79,251

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs — 0.2%
Allergen Funding SCS Company Guar. Notes 3.45% due 03/15/2022		$40,000	$39,658
Mylan NV Company Guar. Notes 3.00% due 12/15/2018		25,000	25,000
Mylan NV Company Guar. Notes 3.15% due 06/15/2021		35,000	34,512
Mylan NV Company Guar. Notes 3.75% due 12/15/2020		30,000	30,204
			129,374
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		75,000	84,000
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039		10,000	11,850
			95,850
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		65,000	63,562
Encana Corp. Senior Notes 3.90% due 11/15/2021		30,000	30,448
			94,010
Oil Companies-Integrated — 0.6%
Petrobras Global Finance BV Company Guar. Notes 5.63% due 05/20/2043		90,000	78,525
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		20,000	19,500
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028*		20,000	19,728
Petroleos Mexicanos Senior Notes 6.35% due 02/12/2048*		22,000	21,257
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027		15,000	16,020
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		104,000	105,236
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045		40,000	42,508
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,657,987	77,766
			380,540
Security Description	Principal Amount(15)	Value (Note 2)
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	$20,000	$19,171
Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	40,000	39,400
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000	54,375
Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/2019	65,000	67,415
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	30,000	38,058
		105,473
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	20,000	20,650
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	45,000	44,616
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	35,677
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	40,000	37,550
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000	21,350
		58,900
Total Foreign Corporate Bonds & Notes (cost $2,466,309)		2,408,609
MUNICIPAL BONDS & NOTES — 1.1%
Chicago Board of Education General Obligation Bonds 5.48% due 12/01/2024	30,000	29,207
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	14,071
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	118,754
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	50,000	53,916

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	$45,000	$49,880
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,211
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(10)	300,000	108,750
State of California General Obligation Bonds 7.35% due 11/01/2039	45,000	65,785
State of California General Obligation Bonds 7.63% due 03/01/2040	80,000	121,827
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	30,000	30,151
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	65,000	66,407
Total Municipal Bonds & Notes (cost $694,984)		664,959
U.S. GOVERNMENT AGENCIES — 26.9%
Federal Home Loan Mtg. Corp. — 5.4%
2.50% due 01/01/2028	11,883	11,724
2.50% due 04/01/2028	29,869	29,468
3.00% due 08/01/2027	40,933	41,094
3.00% due April TBA	600,000	585,000
3.50% due 03/01/2042	11,111	11,195
3.50% due 08/01/2042	64,454	64,943
3.50% due 09/01/2043	46,614	46,968
3.50% due April TBA	800,000	801,867
4.00% due 03/01/2023	2,712	2,790
4.00% due 09/01/2040	5,335	5,519
4.00% due 10/01/2043	64,566	66,655
4.00% due April TBA	900,000	923,871
4.50% due 01/01/2039	2,098	2,209
5.00% due 12/01/2020	3,214	3,286
5.00% due 05/01/2021	32,485	33,359
5.00% due 07/01/2021	9,765	9,818
5.00% due 05/01/2034	29,936	32,437
5.50% due 05/01/2037	6,143	6,731
5.50% due 06/01/2037	3,461	3,823
6.50% due 05/01/2029	1,671	1,882
6.50% due 07/01/2035	1,939	2,184
Federal Home Loan Mtg. Corp. FRS 3.11% (6 ML+1.49%) due 02/01/2037	3,415	3,515
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.00% due 10/25/2047*(5)(6)	80,000	79,654
Security Description	Principal Amount(15)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 2017-K728, Class B 3.65% due 09/25/2024*(5)(6)	$20,000	$19,517
Series 2017-K729,Class B 3.67% due 11/25/2049*(5)(6)	30,000	29,070
Series 2017-K729,Class C 3.67% due 11/25/2049*(5)(6)	25,000	23,509
Series 2017-K71, Class B 3.75% due 11/25/2050*(5)(6)	25,000	24,150
Series 2017-K67, Class B 3.94% due 09/25/2049*(5)(6)	25,000	25,000
Series 2017-K64, Class B 3.98% due 03/25/2027*(5)(6)	10,000	9,867
Series 2012-K706, Class B 4.03% due 11/25/2044*(5)(6)	70,000	70,210
Series 2017-K66, Class B 4.03% due 07/25/2027*(5)(6)	40,000	40,290
Series 2017-K65, Class B 4.07% due 05/25/2027*(5)(6)	45,000	45,400
Series 2010-K8, Class B 5.28% due 09/25/2043*(5)(6)	90,000	94,207
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	79,000	78,998
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.61% due 03/25/2027(5)(6)(7)	373,886	17,448
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)	6,818	6,635
Series 3883, Class PB 3.00% due 05/15/2041(3)	26,437	26,398
Series 1577, Class PK 6.50% due 09/15/2023(3)	3,293	3,472
Series 1226, Class Z 7.75% due 03/15/2022(3)	373	398
		3,284,561
Federal National Mtg. Assoc. — 16.3%
2.50% due 04/01/2028	48,166	47,548
2.50% due 02/01/2043	70,975	67,222
2.50% due 03/01/2043	137,499	130,237
2.64% due 03/01/2027	37,750	36,548
2.66% due 03/01/2027	410,000	394,394
2.78% due 03/01/2027	78,000	75,833
2.88% due 11/01/2027	160,000	155,708
3.00% due 07/01/2027	110,000	108,161
3.00% due 10/01/2027	17,810	17,894
3.00% due 12/01/2027	11,317	11,343
3.00% due 01/01/2028	27,088	27,150
3.16% due 08/01/2027	150,000	149,459
3.50% due April TBA	5,600,000	5,611,703
4.00% due 11/01/2025	5,895	6,093

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 09/01/2040	$4,115	$4,253
4.00% due 12/01/2040	84,981	87,843
4.00% due 11/01/2041	7,565	7,820
4.00% due 01/01/2042	20,164	20,755
4.00% due 12/01/2043	23,808	24,647
4.00% due April TBA	900,000	923,576
4.50% due 01/01/2039	5,623	5,942
4.50% due 09/01/2039	14,029	14,835
4.50% due 09/01/2040	28,611	30,260
4.50% due 05/01/2041	12,506	13,223
4.50% due April TBA	800,000	837,672
5.00% due 06/01/2019	944	959
5.00% due 05/01/2035	299	323
5.00% due 07/01/2040	21,186	22,899
5.00% due April TBA	300,000	320,438
5.50% due 10/01/2021	5,813	5,991
5.50% due 06/01/2022	2,284	2,345
5.50% due 12/01/2029	4,308	4,677
5.50% due 05/01/2034	16,794	18,419
5.50% due 08/01/2037	22,923	25,150
5.50% due 06/01/2038	5,461	5,993
6.00% due 06/01/2026	13,018	14,465
6.00% due 04/01/2027	65,169	72,416
6.00% due 12/01/2033	20,483	23,048
6.00% due 05/01/2034	13,128	14,742
6.50% due 06/01/2035	37,383	41,719
6.50% due 10/01/2037	3,288	3,669
7.00% due 06/01/2037	13,902	15,634
Federal National Mtg. Assoc. FRS 3.36% (12 ML+1.57%) due 05/01/2037	4,987	5,200
3.57% (12 ML+1.82%) due 10/01/2040	5,566	5,822
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 5.42% 1 ML+3.55% due 07/25/2029(3)	35,000	38,003
Series 2016-C07, Class 2M2 6.22% 1 ML+4.35% due 05/25/2029(3)	70,143	77,898
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	9,434	9,156
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	22,811	21,716
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	45,311	43,314
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	48,435	47,124
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	60,435	60,044
Series 2017-72, Class B 3.00% due 09/25/2047(3)	57,762	57,255
Security Description	Principal Amount(15)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2017-72, Class CD 3.00% due 09/25/2047(3)	$57,697	$57,188
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	52,740	53,491
		9,879,217
Government National Mtg. Assoc. — 5.2%
3.00% due April TBA	700,000	688,666
3.50% due April TBA	1,500,000	1,514,561
4.00% due 09/15/2040	16,078	16,625
4.00% due 11/15/2040	65,979	68,224
4.00% due April TBA	500,000	513,936
4.50% due 02/15/2039	7,084	7,368
4.50% due 08/15/2041	132,456	138,797
4.50% due April TBA	100,000	103,959
5.50% due 05/15/2036	7,539	8,197
6.00% due 09/15/2032	10,046	11,448
6.00% due 12/15/2033	34,589	39,596
7.00% due 07/15/2033	8,683	9,813
7.00% due 11/15/2033	9,619	10,984
8.00% due 11/15/2031	3,322	3,360
9.00% due 11/15/2021	104	111
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(3)	108	117
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	7,185	8,110
		3,143,872
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	25,000	24,958
Total U.S. Government Agencies (cost $16,299,334)		16,332,608
U.S. GOVERNMENT TREASURIES — 10.1%
United States Treasury Bonds — 1.9%
2.50% due 02/15/2045(12)	213,000	194,487
2.88% due 11/15/2046	228,000	223,600
3.00% due 11/15/2045	170,000	170,956
3.00% due 02/15/2047	108,000	108,574
3.63% due 08/15/2043	100,000	111,949
3.63% due 02/15/2044	100,000	112,051
5.00% due 05/15/2037	204,000	268,890
		1,190,507
United States Treasury Notes — 8.2%
0.25% due 01/15/2025 TIPS(11)(13)	1,161,404	1,135,829
0.38% due 07/15/2027 TIPS(11)	1,144,803	1,116,817
1.25% due 10/31/2021	418,000	400,610
1.38% due 05/31/2021	880,000	851,744
1.63% due 03/15/2020	900,000	888,504
2.00% due 02/15/2023	240,000	233,859
2.00% due 06/30/2024	340,000	327,184
		4,954,547
Total U.S. Government Treasuries (cost $6,293,559)		6,145,054

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(15)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Sovereign — 1.1%
Abu Dhabi Government Senior Notes 2.50% due 10/11/2022*		$200,000	$192,630
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*		200,000	187,121
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*		200,000	190,750
Republic of Hungary Senior Bonds 6.25% due 01/29/2020		25,000	26,437
United Mexican States Senior Notes 5.75% due 10/12/2110		48,000	48,840
Total Foreign Government Obligations (cost $672,038)			645,778
Total Long-Term Investment Securities (cost $68,323,236)			72,168,938
SHORT-TERM INVESTMENT SECURITIES — 2.1%
Foreign Government Obligations — 1.9%
Government of Egypt Disc. Notes 17.41% due 10/16/2018	EGP	900,000	46,659
Government of Japan Disc. Notes (0.14)% due 04/09/2018	JPY	95,950,000	901,762
Republic of Argentina Bills 3.06% due 06/15/2018		119,763	119,019
Republic of Argentina Bills 3.13% due 05/24/2018		35,783	35,629
Republic of Argentina Bills 3.30% due 04/27/2018		65,521	65,396
			1,168,465
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 1.12% due 04/02/2018		100,000	100,000
Total Short-Term Investment Securities (cost $1,218,978)			1,268,465
REPURCHASE AGREEMENTS — 0.3%
Bank of America Securities LLC Joint Repurchase Agreement(16)		60,000	60,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)		25,000	25,000
BNP Paribas SA Joint Repurchase Agreement(16)		45,000	45,000
Security Description	Principal Amount(15)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(16)	$35,000	$35,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	15,000	15,000
Total Repurchase Agreements (cost $180,000)		180,000
TOTAL INVESTMENTS (cost $69,722,214)(17)	121.4%	73,617,403
Liabilities in excess of other assets	(21.4)	(12,980,296)
NET ASSETS	100.0%	$60,637,107

@  See Note 1

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $15,543,231 representing 25.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Collateralized Loan Obligation

(5)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2018.

(9)  Illiquid security. At March 31, 2018, the aggregate value of these securities was $679,463 representing 1.1% of net assets.

(10)  Security in default of interest.

(11)  Principal amount of security is adjusted for inflation.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(14)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2018, the SA Multi-Managed Income/Equity Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$8,062	$806.17	0.00%

(15)  Denominated in United States dollars unless otherwise indicated.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Currency

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	90 Day Eurodollar	March 2019	$486,600	$487,050	$450
4	Short	90 Day Eurodollar	March 2020	971,700	972,050	(350)
3	Short	Canada 10 Year Bonds	June 2018	308,752	310,327	(1,575)
21	Short	U.S. Treasury 10 Year Notes	June 2018	2,530,041	2,543,953	(13,912)
29	Short	U.S. Treasury 10 Year Ultra Bonds	June 2018	3,726,938	3,765,922	(38,984)
6	Long	U.S. Treasury 2 Year Notes	June 2018	1,276,156	1,275,656	(500)
26	Long	U.S. Treasury 5 Year Notes	June 2018	2,968,101	2,975,984	7,883
8	Long	U.S. Treasury Ultra Bonds	June 2018	1,254,726	1,283,750	29,024
						$(17,964)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	JPY	95,950,000	USD	857,056	04/09/2018	$—	$(45,028)
Morgan Stanley and Co., Inc.	EUR	209,000	USD	258,456	04/30/2018	816	—
Net Unrealized Appreciation (Depreciation)						$816	$(45,028)

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
			1 Year USD Federal Funds —
USD	240	11/14/2026	H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$13,885
			1 Year USD Federal Funds —
USD	165	11/15/2024	H.15-OIS-COMPOUND/Annually	2.18%/Annually	(266)	1,976
			1 Year USD Federal Funds —
USD	170	11/15/2024	H.15-OIS-COMPOUND/Annually	2.18%/Annually	—	1,762
			1 Year USD Federal Funds —
USD	25	11/15/2024	H.15-OIS-COMPOUND/Annually	2.25%/Annually	302	(153)
			1 Year USD Federal Funds —
USD	80	11/15/2024	H.15-OIS-COMPOUND/Annually	2.25%/Annually	964	(486)
			1 Year USD Federal Funds —
USD	245	11/15/2024	H.15-OIS-COMPOUND/Annually	2.06%/Annually	5,472	(1,135)
			1 Year USD Federal Funds —
USD	105	11/15/2024	H.15-OIS-COMPOUND/Annually	2.46%/Annually	—	(724)
			1 Year USD Federal Funds —
USD	110	11/15/2024	H.15-OIS-COMPOUND/Annually	2.45%/Annually	—	(725)
			1 Year USD Federal Funds —
USD	85	11/15/2024	H.15-OIS-COMPOUND/Annually	2.45%/Annually	—	(556)
USD	395	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(8,787)	14,897
					$(2,315)	$28,741

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$8,062	$8,062
Other Industries	19,195,359	—	—	19,195,359
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	2	2
Other Industries	—	897,186	—	897,186
Asset Backed Securities:
Diversified Financial Services	—	15,314,187	109,510	15,423,697
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	760	5	765
Other Industries	—	10,446,859	—	10,446,859
Foreign Corporate Bonds & Notes	—	2,408,609	—	2,408,609
Municipal Bond & Notes	—	664,959	—	664,959
U.S. Government Agencies	—	16,332,608	—	16,332,608
U.S. Government Treasuries	—	6,145,054	—	6,145,054
Foreign Government Obligations	—	645,778	—	645,778
Short-Term Investment Securities	—	1,268,465	—	1,268,465
Repurchase Agreements	—	180,000	—	180,000
Total Investments at Value	$19,195,359	$54,304,465	$117,579	$73,617,403
Other Financial Instruments:†
Futures Contracts	$37,357	$—	$—	$37,357
Forward Foreign Currency Contracts	—	816	—	816
Centrally Cleared Interest Rate Swap Contracts	—	32,520	—	32,520
Total Other Financial Instruments	$37,357	$33,336	$—	$70,693

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$55,321	$—	$—	$55,321
Forward Foreign Currency Contracts	—	45,028	—	45,028
Centrally Cleared Interest Rate Swap Contracts	—	3,779	—	3,779
Total Other Financial Instruments	$55,321	$48,807	$—	$104,128

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Diversified Financial Services	30.4%
Federal National Mtg. Assoc.	20.5
United States Treasury Notes	10.4
Diversified Banking Institutions	7.3
Government National Mtg. Assoc.	7.2
Federal Home Loan Mtg. Corp.	6.8
United States Treasury Bonds	2.7
Foreign Government Obligations	2.4
Telephone-Integrated	1.4
Tobacco	1.4
Electric-Integrated	1.3
Cable/Satellite TV	1.3
Sovereign	1.3
Pharmacy Services	1.3
Municipal Bonds & Notes	1.3
Electronic Components-Semiconductors	1.3
Banks-Commercial	1.1
Applications Software	1.0
Repurchase Agreements	1.0
Web Portals/ISP	1.0
E-Commerce/Products	1.0
Oil Companies-Exploration & Production	1.0
Computers	0.9
Multimedia	0.9
Pipelines	0.8
Finance-Credit Card	0.8
Medical-Biomedical/Gene	0.8
Oil Companies-Integrated	0.8
Banks-Super Regional	0.7
Retail-Restaurants	0.7
Consulting Services	0.6
Medical-HMO	0.6
Diversified Manufacturing Operations	0.6
Broadcast Services/Program	0.6
Insurance-Multi-line	0.6
Medical-Hospitals	0.5
Building-Heavy Construction	0.5
Transport-Rail	0.5
Real Estate Investment Trusts	0.5
Finance-Other Services	0.4
Electronic Forms	0.4
Medical-Generic Drugs	0.4
Enterprise Software/Service	0.4
Medical-Drugs	0.4
Internet Content-Entertainment	0.3
Brewery	0.3
Auto-Cars/Light Trucks	0.3
Retail-Building Products	0.3
Electronic Components-Misc.	0.3
Beverages-Non-alcoholic	0.3
Drug Delivery Systems	0.3
Entertainment Software	0.3
Medical Products	0.3
Commercial Services	0.3
Airlines	0.3
Medical Instruments	0.3
Aerospace/Defense	0.2
Medical-Wholesale Drug Distribution	0.2
Industrial Gases	0.2
E-Commerce/Services	0.2
Aerospace/Defense-Equipment	0.2%
Coatings/Paint	0.2
Oil Refining & Marketing	0.2
Semiconductor Equipment	0.2
Auto/Truck Parts & Equipment-Original	0.2
Metal-Iron	0.2
Cosmetics & Toiletries	0.2
Medical Information Systems	0.2
Beverages-Wine/Spirits	0.2
Containers-Metal/Glass	0.2
Athletic Footwear	0.2
Insurance-Property/Casualty	0.2
Finance-Investment Banker/Broker	0.2
Transport-Services	0.2
Finance-Consumer Loans	0.2
Diagnostic Equipment	0.1
Computers-Memory Devices	0.1
Insurance-Life/Health	0.1
Containers-Paper/Plastic	0.1
Steel-Producers	0.1
Building Products-Cement	0.1
Electric Products-Misc.	0.1
Computer Services	0.1
Electronic Connectors	0.1
Wireless Equipment	0.1
Therapeutics	0.1
Commercial Services-Finance	0.1
Food-Confectionery	0.1
Office Automation & Equipment	0.1
Food-Catering	0.1
Computer Software	0.1
Building & Construction Products-Misc.	0.1
Rental Auto/Equipment	0.1
Retail-Gardening Products	0.1
Chemicals-Specialty	0.1
Cruise Lines	0.1
Retail-Discount	0.1
Music	0.1
Cellular Telecom	0.1
Food-Wholesale/Distribution	0.1
Electric-Distribution	0.1
Insurance Brokers	0.1
Distribution/Wholesale	0.1
Independent Power Producers	0.1
Gas-Distribution	0.1
Building-Residential/Commercial	0.1
Electronic Measurement Instruments	0.1
Food-Misc./Diversified	0.1
Data Processing/Management	0.1
128.6%

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited) (continued)

Credit Quality†#
Aaa	57.9%
Aa	1.6
A	8.4
Baa	12.5
Ba	5.3
B	0.4
Caa	0.9
Ca	0.2
Not Rated##	12.8
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

@  See Note 1

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 16.4%
Aerospace/Defense — 0.1%
Northrop Grumman Corp.	202	$70,522
Aerospace/Defense-Equipment — 0.2%
L3 Technologies, Inc.	530	110,240
Airlines — 0.2%
United Continental Holdings, Inc.†	1,229	85,379
Apparel Manufacturers — 0.0%
Under Armour, Inc., Class C†	1,314	18,856
Applications Software — 0.9%
Microsoft Corp.	3,206	292,611
salesforce.com, Inc.†	1,379	160,378
		452,989
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,265	84,047
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	1,151	97,800
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	3,488	151,484
Building Products-Cement — 0.1%
Vulcan Materials Co.	599	68,388
Cable/Satellite TV — 0.2%
Comcast Corp., Class A	3,215	109,857
Coatings/Paint — 0.2%
Sherwin-Williams Co.	236	92,540
Commercial Services — 0.3%
CoStar Group, Inc.†	226	81,966
ServiceMaster Global Holdings, Inc.†	796	40,476
		122,442
Commercial Services-Finance — 0.1%
Worldpay, Inc., Class A†	438	36,021
Computer Services — 0.1%
Amdocs, Ltd.	986	65,786
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	869	46,613
Computers — 0.7%
Apple, Inc.	2,112	354,351
Consulting Services — 0.2%
Gartner, Inc.†	518	60,927
Verisk Analytics, Inc.†	482	50,128
		111,055
Containers-Metal/Glass — 0.2%
Ball Corp.	2,161	85,813
Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	1,678	71,802
Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	620	92,826
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	711	37,662
Security Description	Shares	Value (Note 2)
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc.	340	$70,196
Distribution/Wholesale — 0.1%
Fastenal Co.	607	33,136
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	973	61,873
Illinois Tool Works, Inc.	647	101,359
Parker-Hannifin Corp.	607	103,815
		267,047
Drug Delivery Systems — 0.3%
DexCom, Inc.†	1,099	81,502
Nektar Therapeutics†	524	55,680
		137,182
E-Commerce/Products — 0.9%
Amazon.com, Inc.†	274	396,571
Wayfair, Inc., Class A†	380	25,662
		422,233
E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	54	112,341
Electric Products-Misc. — 0.1%
AMETEK, Inc.	870	66,094
Electronic Components-Misc. — 0.3%
Flex, Ltd.†	4,236	69,174
Sensata Technologies Holding PLC†	1,626	84,275
		153,449
Electronic Components-Semiconductors — 0.8%
Broadcom, Ltd.	553	130,314
Microchip Technology, Inc.	1,211	110,637
Texas Instruments, Inc.	1,394	144,823
		385,774
Electronic Connectors — 0.1%
Amphenol Corp., Class A	706	60,808
Electronic Forms — 0.4%
Adobe Systems, Inc.†	971	209,814
Enterprise Software/Service — 0.4%
Tyler Technologies, Inc.†	431	90,924
Ultimate Software Group, Inc.†	336	81,883
		172,807
Entertainment Software — 0.3%
Activision Blizzard, Inc.	2,000	134,920
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,061	35,575
Finance-Credit Card — 0.7%
Mastercard, Inc., Class A	982	172,007
Visa, Inc., Class A	1,620	193,784
		365,791
Finance-Investment Banker/Broker — 0.2%
TD Ameritrade Holding Corp.	1,315	77,887
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	761	55,188
Food-Catering — 0.1%
Aramark	1,226	48,501

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Confectionery — 0.1%
Hershey Co.	537	$53,142
Independent Power Producers — 0.1%
NRG Energy, Inc.	1,066	32,545
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	716	113,865
Insurance-Property/Casualty — 0.2%
Progressive Corp.	1,316	80,184
Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	1,063	169,857
Medical Information Systems — 0.1%
athenahealth, Inc.†	398	56,926
Medical Instruments — 0.2%
Boston Scientific Corp.†	2,721	74,338
Medical-Biomedical/Gene — 0.6%
AnaptysBio, Inc.†	344	35,803
Biogen, Inc.†	295	80,777
Celgene Corp.†	798	71,190
Insmed, Inc.†	685	15,426
Puma Biotechnology, Inc.†	703	47,839
Regeneron Pharmaceuticals, Inc.†	183	63,018
		314,053
Medical-Drugs — 0.2%
Eli Lilly & Co.	1,161	89,827
Global Blood Therapeutics, Inc.†	454	21,928
		111,755
Medical-Generic Drugs — 0.1%
Mylan NV†	1,199	49,363
Medical-HMO — 0.2%
Humana, Inc.	405	108,876
Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	539	63,823
Multimedia — 0.3%
Liberty Media Corp. - Liberty Formula One, Series C†	1,103	34,027
Walt Disney Co.	1,047	105,161
		139,188
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	577	34,857
Real Estate Investment Trusts — 0.4%
American Tower Corp.	778	113,074
Equinix, Inc.	94	39,305
Invitation Homes, Inc.	1,101	25,136
		177,515
Retail-Building Products — 0.3%
Home Depot, Inc.	771	137,423
Retail-Discount — 0.1%
Costco Wholesale Corp.	211	39,759
Retail-Gardening Products — 0.1%
Tractor Supply Co.	708	44,618
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Restaurants — 0.6%
Dunkin' Brands Group, Inc.	735	$43,872
McDonald's Corp.	800	125,104
Starbucks Corp.	1,840	106,518
		275,494
Semiconductor Equipment — 0.1%
Lam Research Corp.	293	59,526
Television — 0.0%
ION Media Networks, Inc.†(1)(10)(15)	4	3,225
Therapeutics — 0.1%
Neurocrine Biosciences, Inc.†	701	58,134
Tobacco — 0.3%
Altria Group, Inc.	2,143	133,552
Transport-Rail — 0.2%
CSX Corp.	1,935	107,799
Web Portals/ISP — 1.0%
Alphabet, Inc., Class C†	484	499,386
Total Common Stocks (cost $6,390,080)		8,114,419
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Diversified Banking Institutions — 1.5%
Credit Agricole SA 8.13% due 12/23/2025(2)	$200,000	227,837
Credit Suisse Group AG 6.25% due 12/18/2024(2)	275,000	282,219
Societe Generale SA 8.25% due 11/29/2018(2)	225,000	231,750
		741,806
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(10)	8,000	1
Total Preferred Securities/Capital Securities (cost $699,395)		741,807
ASSET BACKED SECURITIES — 30.4%
Diversified Financial Services — 30.4%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.04% (1 ML+0.17%) due 01/25/2037(3)	46,903	45,582
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,287	5,280
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.00% (3 ML+1.25%) due 07/25/2029*(4)	250,000	251,954
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(3)(5)	43,599	43,597
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(3)(5)	51,790	50,882

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)(5)	$27,379	$26,948
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.45% (1 ML+1.58%) due 10/25/2034(10)	3,496	3,504
Atrium XII FRS Series 12A, Class AR 2.57% (3 ML+0.83%) due 04/22/2027*(4)	250,000	249,902
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.85% (3 ML+1.12%) due 01/18/2025*(4)	250,000	249,914
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(5)(6)(7)	998,734	57,755
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(6)	115,000	114,672
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(6)	124,000	123,737
BANK Series 2018-BN10, Class A5 3.69% due 02/15/2061(6)	85,000	85,782
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	137,606	138,524
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	93,174	93,750
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	84,316	84,692
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	86,496	86,881
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	83,805	85,889
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(8)	75,251	74,905
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(8)	82,925	82,666
Bayview Opportunity Master Fund Trust Series 2018-RN2, Class A1 3.60% due 02/25/2033*(8)	98,190	98,017
Security Description	Principal Amount(9)	Value (Note 2)
Diversified Financial Services (continued)
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	$104,029	$105,678
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.63% (1 ML+0.85%) due 08/15/2036*(6)	153,000	152,856
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.48% due 02/25/2036(3)(5)	136,604	136,112
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(5)(6)(7)	212,898	8,722
Benchmark Mtg. Trust Series 2018-B1, Class A5 3.67% due 01/15/2051(6)	35,000	35,317
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	13,750	13,633
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1AR 2.82% (3 ML+1.10%) due 10/15/2030*(4)	250,000	250,934
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.92% (3 ML+1.20%) due 10/15/2026*(4)	250,000	249,956
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1 3.23% (3 ML+1.47%) due 04/27/2027*(4)	250,000	250,050
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	40,000	39,996
CBAM CLO Management LLC FRS Series 2017-3A, Class A 2.60% (3 ML+1.23%) due 10/17/2029*(4)	250,000	251,631
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.85% (3 ML+1.10%) due 01/25/2026*(4)	250,000	249,961
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 3.14% (3 ML+1.20%) due 05/24/2026*(4)	250,000	250,005
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	24,230	24,092
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(5)	130,528	129,485

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	$120,000	$121,797
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	75,000	77,717
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.16% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	69,468	67,640
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(10)	86,049	85,784
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(5)	57,675	57,206
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(3)(5)	95,751	95,748
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	110,000	108,251
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	75,000	77,625
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	155,000	157,985
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,059	156,239
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	149,000	153,855
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	51,738	46,186
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.84% due 06/15/2057(5)(6)(7)	1,210,897	52,043
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(6)	125,000	128,209
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(5)	52,008	50,763
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(3)(5)	81,364	80,733
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)(5)	69,292	67,766
Security Description	Principal Amount(9)	Value (Note 2)
Diversified Financial Services (continued)
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(3)(5)	$54,699	$53,942
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.34% due 05/25/2035(3)(5)	110,732	110,915
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	189,807
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 2.96% (3 ML+1.22%) due 07/24/2030*(4)	250,000	251,233
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	160,000	156,751
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	40,000	44,886
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	101,590
GS Mtg. Securities Trust Series 2017-CS5, Class A4 3.67% due 03/10/2050(6)	35,124	35,488
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	145,000	147,743
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	144,718
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.55% due 03/25/2047(3)(5)	26,843	24,688
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.66% due 04/25/2036(3)(5)	9,713	8,535
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	26,148	26,157
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.41% (1 ML+0.54%) due 05/25/2035(3)	75,126	74,918
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	64,000	65,540
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(6)	125,000	123,400
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)(6)	623	632

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*(10)	$100,000	$99,472
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.14% (1 ML+1.55%) due 02/01/2023*(3)	98,980	98,215
LSTAR Securities Investment, Ltd. FRS Series 2017-8, Class A 3.22% (1 ML+1.65%) due 11/01/2022*(3)	80,773	80,700
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 3.32% (1 ML+1.75%) due 09/01/2022*(1)(3)	63,329	63,369
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.32% (1 ML+1.75%) due 10/01/2022*(3)	68,794	68,478
LSTAR Securities Investment, Ltd. FRS Series 2017-3, Class A1 3.57% (1 ML+2.00%) due 04/01/2022*(3)	51,756	51,821
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.90% (3 ML+1.16%) due 07/23/2029*(4)	250,000	250,162
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 3.25% (3 ML+1.50%) due 07/25/2026*(4)	250,000	249,827
Marlette Funding Trust Series 2017-3A, Class A 2.36% due 12/15/2024*(10)	78,266	77,972
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.53% due 02/25/2035(3)(5)	17,349	17,708
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.54% due 12/25/2034(3)(5)	35,013	35,736
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(8)	102,125	101,459
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.12% due 12/15/2047(5)(6)(7)	349,735	15,779
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	25,859
Security Description	Principal Amount(9)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.46% due 06/15/2050(5)(6)(7)	$129,319	$11,800
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	105,755
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	34,746	28,559
MortgageIT Trust FRS Series 2005-4, Class A1 2.18% (1 ML+0.28%) due 10/25/2035(3)	150,020	148,230
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	115,000	113,818
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	99,413
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A 4.00% due 12/25/2057*(5)	97,049	99,221
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.12% (1 ML+1.50%) due 06/25/2057*(3)	129,405	133,165
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(5)	93,220	94,139
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(5)	84,844	85,630
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(5)	165,794	168,997
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(5)	164,606	167,755
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(5)	129,613	131,743
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(5)	105,766	107,667
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)	136,207	138,270

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(5)	$13,145	$12,865
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	110,000	109,510
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	98,972	98,425
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	96,248	95,985
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 2.87% (3 ML+1.13%) due 07/20/2026*(4)	250,000	249,926
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.58% (3 ML+0.85%) due 04/17/2027*(4)	215,000	214,897
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	138,000	135,643
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	161,725	162,881
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.97% (1 ML+0.10%) due 02/25/2037(10)	46,798	29,004
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 3.22% (3 ML+1.45%) due 04/30/2027*(4)	250,000	250,028
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	72,941	72,641
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	1,761	1,743
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.00% (1 ML+0.13%) due 05/25/2037(10)	114,412	87,668
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*(10)	100,000	99,965
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	71,013	70,178
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(10)	43,080	43,101
Security Description	Principal Amount(9)	Value (Note 2)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.87% (1 ML+0.25%) due 11/25/2036(10)	$195,000	$171,444
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	142,713
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	100,000	99,557
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.22% (1 ML+0.60%) due 02/25/2057*	120,200	120,632
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	79,311	78,041
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	67,612	66,678
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	169,566	167,661
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	82,176	81,568
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	115,832	114,151
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	87,927	87,107
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.11% (3 ML+1.37%) due 04/20/2027*(4)	250,000	249,992
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(8)	94,352	94,104
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 06/25/2047*(8)	62,308	62,042
VOLT LXIII LLC Series NP10, Class A1 3.00% due 10/25/2047*(8)	99,936	98,998
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(8)	134,775	134,407
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 2.63% (3 ML+0.90%) due 01/18/2029*(4)	250,000	250,112
Voya CLO, Ltd. FRS Series 2014-4A, Class A2AR 3.17% (3 ML+1.45%) due 10/14/2026*(4)	250,000	249,782

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.16% due 09/15/2057(5)(6)(7)	$982,197	$51,031
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	80,000	81,774
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(5)(6)	10,000	8,924
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.63% due 10/25/2036(3)(5)	40,060	39,532
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.68% due 11/25/2034(3)(5)	1,427	1,442
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.72% due 01/25/2035(3)(5)	97,914	98,871
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.91% due 03/25/2035(3)(5)	69,638	70,989
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(10)	49,875	49,412
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	84,551
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.78% due 02/15/2044*(5)(6)(7)	509,069	10,096
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,000	149,588
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	130,000	134,976
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	60,000	62,422
Total Asset Backed Securities (cost $15,015,854)		15,067,527
U.S. CORPORATE BONDS & NOTES — 21.4%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	70,000	67,885
Security Description	Principal Amount(9)	Value (Note 2)
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	$35,000	$34,957
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	40,000	39,467
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	34,788
		74,255
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	30,000	29,337
General Motors Co. Senior Notes 5.40% due 04/01/2048	25,000	24,973
General Motors Co. Senior Notes 6.75% due 04/01/2046	55,000	63,848
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	40,000	39,660
		157,818
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	75,000	75,158
Banks-Super Regional — 0.7%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	28,165
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	23,411
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	127,839
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	90,000	87,820
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	24,265
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	70,000	73,384
		364,884
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	45,000	43,485
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	10,000	9,701

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Wine/Spirits (continued)
Constellation Brands, Inc. Company Guar. Notes 3.60% due 02/15/2028	$30,000	$28,944
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	4,960
		87,090
Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	35,000	34,792
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	5,000	5,290
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	35,000	35,246
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	41,298
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	50,000	51,141
		167,767
Broadcast Services/Program — 0.6%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	35,574
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	15,548
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	15,000	16,134
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	19,000	18,889
Vrio Finco 1 LLC/Vrio Finco 2, Inc. Senior Sec. Notes 6.25% due 04/04/2023*	200,000	202,000
		288,145
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	45,000	46,125
Building-Heavy Construction — 0.5%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	100,000	99,490
Security Description	Principal Amount(9)	Value (Note 2)
Building-Heavy Construction (continued)
SBA Tower Trust Senior Sec. Notes 3.17% due 04/09/2047*	$85,000	$83,795
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	70,055
		253,340
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	29,625
Cable/Satellite TV — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,070
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	80,000	81,753
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	55,000	60,373
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	20,000	17,184
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	30,000	31,083
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	40,000	38,361
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,595
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	45,000	45,281
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	43,305
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	46,999
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	40,000	40,377
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	105,000	109,950
		543,331

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	$5,000	$5,250
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	35,000	34,125
		39,375
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	14,503
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	20,000	19,495
Computers — 0.2%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	4,944
Apple, Inc. Senior Notes 3.35% due 02/09/2027	20,000	19,758
Apple, Inc. Senior Notes 3.45% due 02/09/2045	35,000	32,297
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,785
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	20,000	20,765
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	20,000	21,368
		108,917
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	75,000	74,835
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	25,000	25,000
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,335
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	9,745
		19,080
Diversified Banking Institutions — 4.4%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	160,000	157,672
Security Description	Principal Amount(9)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	$15,000	$14,850
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	111,872
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	75,000	73,748
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	45,000	44,610
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	30,000	31,318
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	100,000	105,725
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	100,000	100,259
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,698
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	24,184
Citigroup, Inc. FRS Senior Notes 2.98% (3 ML+1.10%) due 05/17/2024	80,000	80,719
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	50,000	47,530
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	19,307
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	85,000	86,006
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	7,458
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	10,000	10,161
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	70,000	67,496
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	20,000	19,814
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	95,000	94,033
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	40,000	39,591

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	$35,000	$34,263
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	34,038
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	58,859
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	95,000	102,246
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	18,028
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	69,741
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	75,000	72,358
JPMorgan Chase & Co. FRS Senior Notes 2.97% (3 ML+1.23%) due 10/24/2023	30,000	30,441
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	48,740
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	14,956
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	48,535
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	18,140
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	24,496
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	39,053
Morgan Stanley Senior Notes 3.13% due 07/27/2026	11,000	10,410
Morgan Stanley Senior Notes 3.59% due 07/22/2028	105,000	101,562
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	14,682
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	38,947
Security Description	Principal Amount(9)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.00% due 07/23/2025	$50,000	$50,466
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	2,000	2,014
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	105,041
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	100,000
		2,178,067
Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	24,937
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	15,000	14,555
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	55,000	54,805
		69,360
Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	35,000	34,626
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	5,018
Electric-Integrated — 1.3%
AES Corp. Senior Notes 4.00% due 03/15/2021	65,000	65,244
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	3,053
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028*	25,000	24,127
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,315
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	10,000	9,020
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	45,445
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,887

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Exelon Corp. Senior Notes 2.85% due 06/15/2020	$50,000	$49,551
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	10,000	10,241
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	120,000	117,313
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	29,372
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	50,000	59,597
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	65,016
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	45,000	43,434
Southern Co. Senior Notes 1.85% due 07/01/2019	25,000	24,664
Southern Co. Senior Notes 2.75% due 06/15/2020	55,000	54,534
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,713
		644,526
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,548
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	80,000	78,884
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	25,000	24,531
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	20,000	18,906
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	80,000	78,698
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	25,637
		226,656
Security Description	Principal Amount(9)	Value (Note 2)
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	$30,000	$29,166
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	19,714
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	35,000	36,575
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	50,000	49,831
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(10)	10,000	400
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(10)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(10)	11,000	1
		402
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	154,915
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	27,510
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,250
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	24,844
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	4,887
		29,731
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	14,889
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	19,674
		34,563

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	$30,000	$29,850
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	45,000	44,320
		74,170
Insurance-Multi-line — 0.6%
Assurant, Inc. FRS Senior Notes 3.54% (3 ML+1.25%) due 03/26/2021	270,000	270,302
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	20,000	16,400
		286,702
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,001
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,600
Medical Information Systems — 0.1%
Quintiles IMS, Inc. Company Guar. Notes 4.88% due 05/15/2023*	30,000	30,563
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	45,000	45,062
Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	77,000
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	48,274
		125,274
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	29,272
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	6,000	5,981
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	19,945
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,024
		80,222
Security Description	Principal Amount(9)	Value (Note 2)
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	$15,000	$15,136
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,217
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	60,000	58,008
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	50,657
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,790
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	40,000	40,516
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,005
		190,193
Medical-Hospitals — 0.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	23,250
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	5,000	4,606
Dignity Health Sec. Notes 2.64% due 11/01/2019	160,000	159,318
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	35,000	35,339
		222,513
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	29,965
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	90,000	87,003
		116,968
Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	50,000	62,121
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	65,000	62,844

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Time Warner, Inc. Company Guar. Notes 4.88% due 03/15/2020	$67,000	$69,276
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	100,000	101,489
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	13,442
		309,172
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	40,000	39,700
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	55,000	51,562
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	45,000	43,688
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	15,688
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	60,000	58,500
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,056
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	20,275
Hess Corp. Senior Notes 4.30% due 04/01/2027	50,000	48,936
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,279
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	51,977
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	19,704
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	15,000	15,230
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	30,000	29,963
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	15,000
Security Description	Principal Amount(9)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	$20,000	$19,700
		348,996
Oil Refining & Marketing — 0.2%
Andeavor Senior Notes 3.80% due 04/01/2028	20,000	19,079
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	45,000	44,837
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	40,000	38,379
		102,295
Pharmacy Services — 1.3%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	350,000	347,502
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	130,000	130,131
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	23,000	22,800
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	65,000	65,458
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	31,554
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	37,124
		634,569
Pipelines — 0.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	5,000	4,914
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	40,000	38,995
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,650
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,025
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	5,000	5,023
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	25,000	26,236

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP Senior Notes 4.00% due 03/15/2028	$20,000	$19,710
MPLX LP Senior Notes 4.13% due 03/01/2027	35,000	34,678
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	9,741
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,225
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	14,782
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	15,000	14,210
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	29,830
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	5,000	4,651
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	5,000	4,658
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	50,000	47,633
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	43,218
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,548
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	45,000	45,264
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	35,000	35,071
		408,062
Real Estate Investment Trusts — 0.1%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	30,000	29,057
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	10,000	9,588
		38,645
Security Description	Principal Amount(9)	Value (Note 2)
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	$20,000	$20,475
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	25,000	25,188
		45,663
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	20,000	17,859
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	35,000	35,194
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	15,000	14,288
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	70,000	69,505
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	15,163
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	41,000	40,766
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,741
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	29,465
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	65,000	63,131
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	85,000	85,865
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	15,000	15,868
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	14,000	13,402
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	59,256
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	15,000	15,185
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	25,000	24,089

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	$41,000	$38,998
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	30,000	30,275
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	25,000	24,996
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	45,000	48,524
		577,229
Tobacco — 1.0%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	100,000	97,913
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	18,686
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	275,000	269,624
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	40,000	39,744
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	49,000	49,004
		474,971
Transport-Rail — 0.2%
CSX Corp. Senior Notes 3.25% due 06/01/2027	80,000	76,467
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	35,000	33,311
		109,778
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	55,000	51,639
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	10,000	10,087
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	15,000	15,669
		77,395
Total U.S. Corporate Bonds & Notes (cost $10,701,876)		10,611,762
Security Description	Principal Amount(9)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 5.3%
Banks-Commercial — 1.0%
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	$200,000	$197,138
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	195,248
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	95,000	92,932
		485,318
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	20,000	19,527
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	34,567
Methanex Corp. Senior Notes 5.65% due 12/01/2044	10,000	9,993
		44,560
Consulting Services — 0.4%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	206,036
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000	4,750
Diversified Banking Institutions — 1.4%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	200,000	193,457
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	90,000	88,093
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000	195,241
UBS AG Senior Notes 2.45% due 12/01/2020*	200,000	196,370
		673,161
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000	14,339
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	48,276

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	$30,000	$30,975
		79,251
Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	40,000	39,658
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000	25,000
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	35,000	34,512
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	30,000	30,204
		129,374
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	75,000	84,000
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000	11,850
		95,850
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	65,000	63,562
Encana Corp. Senior Notes 3.90% due 11/15/2021	30,000	30,448
		94,010
Oil Companies-Integrated — 0.8%
Petrobras Global Finance BV Company Guar. Notes 5.63% due 05/20/2043	95,000	82,887
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	20,000	19,500
Petroleos Mexicanos Senior Notes 5.35% due 02/12/2028*	20,000	19,728
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	8,905
Petroleos Mexicanos Senior Notes 6.35% due 02/12/2048*	15,000	14,494
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	109,000	110,295
Security Description	Principal Amount(9)		Value (Note 2)
Oil Companies-Integrated (continued)
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045		$40,000	$42,508
YPF SA Senior Notes 16.50% due 05/09/2022*(10)	ARS	1,676,987	78,657
			376,974
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027		20,000	19,172
Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		40,000	39,400
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025		50,000	54,375
Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/2019		65,000	67,415
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		30,000	38,058
			105,473
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*		20,000	20,650
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*		45,000	44,616
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021		30,000	35,677
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027		40,000	37,550
Nokia OYJ Senior Notes 6.63% due 05/15/2039		20,000	21,350
			58,900
Total Foreign Corporate Bonds & Notes (cost $2,663,781)			2,601,413
MUNICIPAL BONDS & NOTES — 1.3%
Chicago Board of Education General Obligation Bonds 5.48% due 12/01/2024		30,000	29,207

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	$15,000	$14,071
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	118,754
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	45,000	48,524
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	40,000	44,338
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,211
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(11)	250,000	90,625
State of California General Obligation Bonds 7.35% due 11/01/2039	35,000	51,166
State of California General Obligation Bonds 7.55% due 04/01/2039	45,000	68,521
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000	7,735
State of California General Obligation Bonds 7.63% due 03/01/2040	30,000	45,685
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	30,000	30,151
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	65,000	66,407
Total Municipal Bonds & Notes (cost $637,997)		621,395
U.S. GOVERNMENT AGENCIES — 34.5%
Federal Home Loan Mtg. Corp. — 6.8%
2.50% due 01/01/2028	6,790	6,699
2.50% due 04/01/2028	14,934	14,734
3.00% due 08/01/2027	6,467	6,465
3.00% due 10/01/2042	17,323	17,028
3.00% due 11/01/2042	6,799	6,684
3.00% due 02/01/2043	29,173	28,678
3.00% due 08/01/2043	60,401	59,376
3.00% due April TBA	500,000	487,500
3.11% (6 ML+1.49%) due 02/01/2037 FRS	1,622	1,670
3.50% due 02/01/2042	7,389	7,437
Security Description	Principal Amount(9)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 03/01/2042	$4,444	$4,478
3.50% due 09/01/2043	25,897	26,093
3.50% due April TBA	1,000,000	1,002,333
4.00% due 03/01/2023	1,356	1,395
4.00% due 10/01/2043	12,417	12,818
4.00% due April TBA	1,000,000	1,026,523
4.50% due 01/01/2039	951	1,001
5.00% due 12/01/2020	971	998
5.00% due 07/01/2021	5,071	5,245
5.00% due 05/01/2034	10,159	11,019
5.50% due 07/01/2034	6,762	7,438
5.50% due 07/01/2035	6,504	7,187
5.50% due 04/01/2037	2,291	2,516
5.50% due 05/01/2037	2,159	2,366
5.50% due 08/01/2037	12,955	14,294
6.50% due 05/01/2029	2,233	2,515
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.00% due 10/25/2047*(5)(6)	90,000	89,611
Series 2017-K728, Class B 3.65% due 09/25/2024*(5)(6)	20,000	19,517
Series 2017-K729,Class B 3.67% due 11/25/2049*(5)(6)	30,000	29,070
Series 2017-K729,Class C 3.67% due 11/25/2049*(5)(6)	25,000	23,509
Series 2017-K71, Class B 3.75% due 11/25/2050*(5)(6)	25,000	24,150
Series 2017-K67, Class B 3.94% due 09/25/2049*(5)(6)	25,000	25,000
Series 2017-K64, Class B 3.98% due 03/25/2027*(5)(6)	10,000	9,867
Series 2012-K706, Class B 4.03% due 11/25/2044*(5)(6)	75,000	75,225
Series 2017-K66, Class B 4.03% due 07/25/2027*(5)(6)	40,000	40,290
Series 2017-K65, Class B 4.07% due 05/25/2027*(5)(6)	45,000	45,400
Series 2010-K8, Class B 5.28% due 09/25/2043*(5)(6)	100,000	104,675
Federal Home Loan Mtg. Corp Multifamily Structured Pass Through Certificates Series K064, Class X1 0.61% due 03/25/2027 VRS(5)(6)(7)	378,871	17,681
Series K068, Class A2 3.24% due 08/25/2027(6)	82,000	81,998
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)	940	915
Series 3883, Class PB 3.00% due 05/15/2041(3)	26,741	26,702
Series 1577, Class PK 6.50% due 09/15/2023(3)	5,270	5,555
Series 1226, Class Z 7.75% due 03/15/2022(3)	522	557
		3,384,212

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 20.5%
2.50% due 02/01/2043	$141,949	$134,444
2.50% due 03/01/2043	139,405	132,038
2.64% due 03/01/2027	37,750	36,548
2.66% due 03/01/2027	210,000	202,007
2.78% due 03/01/2027	76,000	73,889
2.88% due 11/01/2027	155,111	150,951
2.97% due 06/01/2027	133,230	131,336
3.00% due 07/01/2027	110,000	108,161
3.00% due 01/01/2028	10,158	10,181
3.00% due April TBA	125,000	124,837
3.16% due 08/01/2027	150,000	149,459
3.36% (12 ML+1.57%) due 05/01/2037 FRS	2,448	2,553
3.50% due April TBA	5,400,000	5,411,285
3.57% (12 ML+1.82%) due 10/01/2040 FRS	2,650	2,772
4.00% due 11/01/2040	58,906	60,894
4.00% due 11/01/2041	2,972	3,072
4.00% due 10/01/2043	50,812	52,305
4.00% due 11/01/2043	7,009	7,238
4.00% due 12/01/2043	35,422	36,670
4.00% due April TBA	1,100,000	1,128,815
4.50% due 01/01/2039	2,249	2,377
4.50% due 06/01/2039	30,488	32,031
4.50% due 05/01/2041	6,533	6,908
4.50% due April TBA	800,000	837,672
5.00% due 06/01/2019	472	480
5.00% due 07/01/2040	21,295	23,018
5.50% due 06/01/2020	34,276	34,835
5.50% due 07/01/2020	5,007	5,062
5.50% due 03/01/2021	10,014	10,246
5.50% due 04/01/2021	8,476	8,667
5.50% due 06/01/2021	38,992	39,946
5.50% due 10/01/2021	19,614	20,097
5.50% due 12/01/2021	39,267	40,155
5.50% due 06/01/2022	40,713	41,715
5.50% due 12/01/2029	1,390	1,509
5.50% due 05/01/2034	3,334	3,656
5.50% due 08/01/2037	7,641	8,383
5.50% due 06/01/2038	655	719
5.50% due April TBA	200,000	217,344
6.00% due 06/01/2026	13,018	14,466
6.00% due 03/01/2027	17,561	19,526
6.00% due 12/01/2033	1,819	2,047
6.00% due 05/01/2034	7,466	8,384
6.00% due 08/01/2034	621	697
6.00% due 06/01/2040	3,815	4,277
6.00% due April TBA	300,000	333,855
6.50% due 11/01/2035	2,995	3,355
6.50% due 10/01/2037	1,868	2,085
7.00% due 06/01/2037	13,902	15,634
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 5.17% (1 ML+3.55%) due 07/25/2029(3)	35,000	38,003
Series 2016-C07, Class 2M2 5.97% (1 ML+4.35%) due 05/25/2029(3)	70,142	77,897
Security Description	Principal Amount(9)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	$6,506	$6,314
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	22,811	21,715
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	45,311	43,314
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	48,435	47,124
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	61,200	60,804
Series 2017-72, Class B 3.00% due 09/25/2047(3)	57,762	57,255
Series 2017-72, Class CD 3.00% due 09/25/2047(3)	57,697	57,188
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	52,740	53,491
		10,161,706
Government National Mtg. Assoc. — 7.2%
3.00% due April TBA	700,000	688,666
3.50% due April TBA	1,400,000	1,413,590
4.00% due 10/15/2040	20,468	21,395
4.00% due 02/15/2041	12,096	12,480
4.00% due 09/15/2041	14,465	14,953
4.00% due 10/15/2041	9,002	9,303
4.00% due April TBA	500,000	513,936
4.50% due 06/15/2041	155,487	162,855
4.50% due April TBA	100,000	103,959
5.00% due 01/15/2033	1,501	1,608
5.00% due 01/15/2040	48,153	51,919
5.00% due April TBA	300,000	316,031
5.50% due 04/15/2036	83,014	90,654
6.00% due 02/15/2033	16,071	17,885
6.50% due 07/15/2028	64,144	71,749
6.50% due 08/15/2028	4,574	5,117
6.50% due 09/15/2028	8,821	9,866
6.50% due 11/15/2028	10,921	12,216
7.00% due 01/15/2033	5,861	6,710
7.00% due 05/15/2033	8,221	9,379
7.00% due 11/15/2033	3,761	4,294
8.00% due 02/15/2030	1,275	1,327
9.00% due 11/15/2021	117	125
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(3)	232	252
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	2,635	2,974
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	1,807	2,100
		3,545,343
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	12,000	11,980
Total U.S. Government Agencies (cost $17,050,011)		17,103,241

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(9)		Value (Note 2)
U.S. GOVERNMENT TREASURIES — 13.1%
United States Treasury Bonds — 2.7%
2.50% due 02/15/2045(13)		$150,000	$136,963
3.00% due 05/15/2045(14)		370,000	372,327
3.00% due 11/15/2045		202,000	203,136
3.63% due 08/15/2043		105,000	117,547
4.38% due 11/15/2039		130,000	160,971
5.00% due 05/15/2037		256,000	337,430
			1,328,374
United States Treasury Notes — 10.4%
0.25% due 01/15/2025 TIPS(12)		1,099,672	1,075,456
0.38% due 07/15/2027 TIPS(12)		1,154,934	1,126,701
1.88% due 02/28/2022		687,000	670,952
2.00% due 02/15/2023		230,000	224,115
2.00% due 02/15/2025		1,475,000	1,411,333
2.13% due 07/31/2024		665,000	644,271
			5,152,828
Total U.S. Government Treasuries (cost $6,656,673)			6,481,202
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Sovereign — 1.3%
Abu Dhabi Government Senior Notes 2.50% due 10/11/2022*		200,000	192,630
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*		200,000	187,121
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*		200,000	190,750
Republic of Hungary Senior Notes 6.25% due 01/29/2020		25,000	26,437
United Mexican States Senior Notes 5.75% due 10/12/2110		48,000	48,840
Total Foreign Government Obligations (cost $671,386)			645,778
Total Long-Term Investment Securities (cost $60,487,053)			61,988,544
SHORT-TERM INVESTMENT SECURITIES — 2.4%
Foreign Government Obligations — 2.4%
Government of Egypt Bills 17.41% due 10/16/2018	EGP	900,000	46,659
Government of Japan Bills (0.14)% due 04/09/2018	JPY	95,700,000	899,413
Republic of Argentina Bills 3.06% due 06/15/2018		120,650	119,900
Republic of Argentina Bills 3.13% due 05/24/2018		36,194	36,038
Republic of Argentina Bills 3.30% due 04/27/2018		65,521	65,396
Total Short-Term Investment Securities (cost $1,118,051)			1,167,406
Security Description	Principal Amount(9)	Value (Note 2)
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(16)	$150,000	$150,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)	80,000	80,000
BNP Paribas SA Joint Repurchase Agreement(16)	135,000	135,000
Deutsche Bank AG Joint Repurchase Agreement(16)	105,000	105,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	50,000	50,000
Total Repurchase Agreements (cost $520,000)		520,000
TOTAL INVESTMENTS (cost $62,125,104)(17)	128.6%	63,675,950
Liabilities in excess of other assets	(28.6)	(14,170,087)
NET ASSETS	100.0%	$49,505,863

@  See Note 1

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $15,003,149 representing 30.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Collateralized Loan Obligation

(5)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2018.

(9)  Denominated in United States dollars unless otherwise indicated.

(10)  Illiquid security. At March 31, 2018, the aggregate value of these securities was $829,611 representing 1.7% of net assets.

(11)  Security in default of interest.

(12)  Principal amount of security is adjusted for inflation.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(15)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2018, the Multi-Managed Income Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,225	$806.17	0.01%

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2018 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	90 Day Eurodollar	March 2019	$486,600	$487,050	$450
4	Short	90 Day Eurodollar	March 2020	971,700	972,050	(350)
3	Short	Canadian 10 Year Bond	June 2018	308,753	310,327	(1,574)
13	Long	U.S. Treasury 2 Year Notes	June 2018	2,765,016	2,763,922	(1,094)
26	Long	U.S. Treasury 5 Year Notes	June 2018	2,966,641	2,975,985	9,344
36	Short	U.S. Treasury 10 Year Notes	June 2018	4,335,654	4,361,063	(25,409)
7	Long	U.S. Treasury Ultra Bonds	June 2018	1,104,898	1,123,281	18,383
29	Short	U.S. Treasury 10 Year Ultra Bonds	June 2018	3,727,797	3,765,922	(38,125)
						$(38,375)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	JPY	95,700,000	USD	854,823	04/09/2018	$—	$(44,911)
Net Unrealized Appreciation (Depreciation)						$—	$(44,911)

JPY — Japanese Yen

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
			1 Year USD Federal Funds —
USD	355	09/29/2026	H.15-OIS-Compound/Annually	1.00%/Annually	$9,147	$29,108
			1 Year USD Federal Funds —
USD	175	11/15/2024	H.15-OIS-Compound/Annually	2.18%/Annually	—	1,814
			1 Year USD Federal Funds —
USD	170	11/15/2024	H.15-OIS-Compound/Annually	2.18%/Annually	(274)	2,036
			1 Year USD Federal Funds —
USD	25	11/15/2024	H.15-OIS-Compound/Annually	2.25%/Annually	302	(153)
			1 Year USD Federal Funds —
USD	80	11/15/2024	H.15-OIS-Compound/Annually	2.25%/Annually	964	(486)
			1 Year USD Federal Funds —
USD	245	11/15/2024	H.15-OIS-Compound/Annually	2.06%/Annually	5,472	(1,136)
			1 Year USD Federal Funds —
USD	105	11/15/2024	H.15-OIS-Compound/Annually	2.46%/Annually	—	(724)
			1 Year USD Federal Funds —
USD	105	11/15/2024	H.15-OIS-Compound/Annually	2.45%/Annually	—	(692)
			1 Year USD Federal Funds —
USD	85	11/15/2024	H.15-OIS-Compound/Annually	2.45%/Annually	—	(556)
USD	295	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(6,562)	11,125
					$9,049	$40,336

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$3,225	$3,225
Other Industries	8,111,194	—	—	8,111,194
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	741,806	—	741,806
Asset Backed Securities:
Diversified Financial Services	—	14,894,648	172,879	15,067,527
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	400	2	402
Other Industries	—	10,611,360	—	10,611,360
Foreign Corporate Bonds & Notes	—	2,601,413	—	2,601,413
Municipal Bond & Notes	—	621,395	—	621,395
U.S. Government Agencies	—	17,103,241	—	17,103,241
U.S. Government Treasuries	—	6,481,202	—	6,481,202
Foreign Government Obligations	—	645,778	—	645,778
Short-Term Investment Securities	—	1,167,406	—	1,167,406
Repurchase Agreements	—	520,000	—	520,000
Total Investments at Value	$8,111,194	$55,388,649	$176,107	$63,675,950
Other Financial Instruments:†
Futures Contracts	$28,177	$—	$—	$28,177
Centrally Cleared Interest Rate Swap Contracts	—	44,083	—	44,083
Total Other Financial Instruments	$28,177	$44,083	$—	$72,260

Seasons Series Trust SA Multi-Managed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$66,552	$—	$—	$66,552
Forward Foreign Currency Contracts	—	44,911	—	44,911
Centrally Cleared Interest Rate Swap Contracts	—	3,747	—	3,747
Total Other Financial Instruments	$66,552	$48,658	$—	$115,210

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Commercial Paper	7.3%
Diversified Banking Institutions	4.4
Exchange-Traded Funds	4.2
Medical-Drugs	3.7
United States Treasury Notes	2.9
Applications Software	2.8
Medical-HMO	2.7
Oil Companies-Integrated	2.6
Web Portals/ISP	2.2
Aerospace/Defense	2.2
Federal National Mtg. Assoc.	2.1
Computers	2.0
Real Estate Investment Trusts	2.0
Telephone-Integrated	1.9
Electric-Integrated	1.8
Retail-Building Products	1.7
Diversified Financial Services	1.6
Insurance-Multi-line	1.6
Banks-Commercial	1.6
Electronic Components-Semiconductors	1.4
U.S. Government Agencies	1.3
Medical-Biomedical/Gene	1.2
E-Commerce/Products	1.2
Repurchase Agreements	1.1
Computer Services	1.1
Insurance-Life/Health	1.1
Pipelines	1.1
Oil Refining & Marketing	1.0
Semiconductor Components-Integrated Circuits	1.0
Beverages-Non-alcoholic	1.0
Retail-Restaurants	1.0
Transport-Rail	0.9
Chemicals-Diversified	0.8
Apparel Manufacturers	0.8
Auto/Truck Parts & Equipment-Original	0.8
Food-Misc./Diversified	0.8
Building-Residential/Commercial	0.7
Banks-Super Regional	0.7
Oil Companies-Exploration & Production	0.7
Retail-Apparel/Shoe	0.6
Consumer Products-Misc.	0.6
Airlines	0.6
United States Treasury Bonds	0.6
Diversified Manufacturing Operations	0.6
Commercial Services-Finance	0.6
Food-Meat Products	0.6
Building-Heavy Construction	0.5
Import/Export	0.5
Medical-Wholesale Drug Distribution	0.5
Entertainment Software	0.5
Hotels/Motels	0.5
Aerospace/Defense-Equipment	0.5
Multimedia	0.5
Semiconductor Equipment	0.5
Finance-Investment Banker/Broker	0.5
Food-Wholesale/Distribution	0.5
Internet Content-Entertainment	0.5
Auto-Cars/Light Trucks	0.5
Retail-Drug Store	0.5
Cosmetics & Toiletries	0.4
Food-Retail	0.4%
Real Estate Operations & Development	0.4
Insurance-Reinsurance	0.4
Broadcast Services/Program	0.4
Engines-Internal Combustion	0.4
Coatings/Paint	0.4
Cellular Telecom	0.3
Retail-Major Department Stores	0.3
Software Tools	0.3
Non-Hazardous Waste Disposal	0.3
Internet Application Software	0.3
Machinery-Electrical	0.3
Cruise Lines	0.3
Diversified Minerals	0.3
Commercial Services	0.3
Investment Management/Advisor Services	0.3
Containers-Paper/Plastic	0.3
Finance-Consumer Loans	0.3
Computer Software	0.3
Telecommunication Equipment	0.3
Diagnostic Equipment	0.3
Electric-Distribution	0.3
Cable/Satellite TV	0.3
Electronic Measurement Instruments	0.3
Containers-Metal/Glass	0.3
Finance-Auto Loans	0.3
Human Resources	0.2
Finance-Credit Card	0.2
Building & Construction-Misc.	0.2
Paper & Related Products	0.2
Chemicals-Specialty	0.2
Computer Aided Design	0.2
Real Estate Management/Services	0.2
Television	0.2
Finance-Leasing Companies	0.2
Computer Data Security	0.2
Private Equity	0.2
Transport-Services	0.2
Food-Confectionery	0.2
Electronic Forms	0.2
Insurance-Property/Casualty	0.2
Gas-Distribution	0.2
Building Products-Wood	0.2
Internet Infrastructure Software	0.2
Shipbuilding	0.2
Electric Products-Misc.	0.2
Toys	0.2
Engineering/R&D Services	0.2
Radio	0.2
Finance-Other Services	0.2
Machinery-General Industrial	0.2
Metal-Diversified	0.2
Rental Auto/Equipment	0.2
Travel Services	0.1
Gold Mining	0.1
Data Processing/Management	0.1
Steel-Producers	0.1
Office Supplies & Forms	0.1
Casino Hotels	0.1
Building & Construction Products-Misc.	0.1

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Tobacco	0.1%
Electronic Components-Misc.	0.1
Retail-Misc./Diversified	0.1
Transactional Software	0.1
Office Automation & Equipment	0.1
Diversified Operations	0.1
Computers-Memory Devices	0.1
Appliances	0.1
Medical-Hospitals	0.1
Funeral Services & Related Items	0.1
Auction Houses/Art Dealers	0.1
Building-Mobile Home/Manufactured Housing	0.1
Enterprise Software/Service	0.1
Energy-Alternate Sources	0.1
Capacitors	0.1
Consulting Services	0.1
Banks-Special Purpose	0.1
Printing-Commercial	0.1
Chemicals-Plastics	0.1
Metal Processors & Fabrication	0.1
Independent Power Producers	0.1
Retail-Hypermarkets	0.1
Computers-Integrated Systems	0.1
Municipal Bonds & Notes	0.1
Brewery	0.1
Gambling (Non-Hotel)	0.1
Financial Guarantee Insurance	0.1
Non-Ferrous Metals	0.1
Publishing-Newspapers	0.1
Industrial Audio & Video Products	0.1
Photo Equipment & Supplies	0.1
Insurance-Mutual	0.1
Industrial Automated/Robotic	0.1
Medical Labs & Testing Services	0.1
Dialysis Centers	0.1
Federal Home Loan Mtg. Corp.	0.1
Medical Products	0.1
Wire & Cable Products	0.1
Garden Products	0.1
Chemicals-Fibers	0.1
Agricultural Chemicals	0.1
Distribution/Wholesale	0.1
Auto-Heavy Duty Trucks	0.1
100.9%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 73.0%
Aerospace/Defense — 2.1%
Boeing Co.	4,953	$1,623,989
Northrop Grumman Corp.	2,356	822,527
Raytheon Co.	2,273	490,559
Spirit AeroSystems Holdings, Inc., Class A	2,701	226,074
		3,163,149
Aerospace/Defense-Equipment — 0.5%
L3 Technologies, Inc.	3,332	693,056
Airlines — 0.6%
ANA Holdings, Inc.	1,900	73,532
Deutsche Lufthansa AG	1,979	63,217
International Consolidated Airlines Group SA	4,010	34,704
Japan Airlines Co., Ltd.	2,100	84,509
Singapore Airlines, Ltd.	4,400	36,541
Southwest Airlines Co.	10,869	622,577
		915,080
Apparel Manufacturers — 0.8%
Carter's, Inc.	639	66,520
Michael Kors Holdings, Ltd.†	4,870	302,329
Ralph Lauren Corp.	6,991	781,594
		1,150,443
Appliances — 0.1%
Electrolux AB, Series B	5,114	160,925
Applications Software — 2.8%
Intuit, Inc.	3,582	620,940
Microsoft Corp.	38,707	3,532,788
		4,153,728
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.	2,664	144,389
Auto-Cars/Light Trucks — 0.4%
Brilliance China Automotive Holdings, Ltd.	28,000	58,892
Fiat Chrysler Automobiles NV†	9,726	199,421
Ford Motor Co.	5,379	59,599
Peugeot SA	7,782	187,408
Renault SA	677	82,247
Suzuki Motor Corp.	200	10,770
Toyota Motor Corp.	500	32,071
		630,408
Auto/Truck Parts & Equipment-Original — 0.7%
Allison Transmission Holdings, Inc.	9,884	386,069
Faurecia SA	2,053	166,347
Iochpe-Maxion SA†	5,849	46,364
JTEKT Corp.	2,500	37,028
Lear Corp.	1,427	265,550
Visteon Corp.†	1,144	126,115
		1,027,473
Banks-Commercial — 1.5%
ABN AMRO Group NV CVA*	6,540	197,179
China Construction Bank Corp.	256,000	266,009
DNB ASA	5,456	106,453
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Grupo Financiero Galicia SA ADR	975	$64,116
HDFC Bank, Ltd.	2,531	73,861
Industrial & Commercial Bank of China, Ltd.	288,000	249,743
Japan Post Bank Co., Ltd.	800	10,736
Regions Financial Corp.	27,148	504,410
Resona Holdings, Inc.	36,900	194,895
Sberbank of Russia PJSC ADR	11,834	221,012
Sumitomo Mitsui Trust Holdings, Inc.	1,500	60,716
Synovus Financial Corp.	1,614	80,603
TCF Financial Corp.	3,630	82,800
United Overseas Bank, Ltd.	6,100	128,631
		2,241,164
Banks-Special Purpose — 0.1%
Industrial Bank of Korea	8,304	119,586
Banks-Super Regional — 0.6%
PNC Financial Services Group, Inc.	3,291	497,731
SunTrust Banks, Inc.	5,119	348,297
		846,028
Beverages-Non-alcoholic — 1.0%
Coca-Cola Amatil, Ltd.	28,188	188,628
Dr Pepper Snapple Group, Inc.	1,300	153,894
PepsiCo, Inc.	9,883	1,078,729
		1,421,251
Brewery — 0.0%
Asahi Group Holdings, Ltd.	400	21,304
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	23,019	493,297
Building & Construction-Misc. — 0.2%
China State Construction International Holdings, Ltd.	46,000	56,493
CIMIC Group, Ltd.	4,769	164,530
Kajima Corp.	5,000	46,379
Taisei Corp.	1,700	86,274
		353,676
Building Products-Cement — 0.0%
Loma Negra Cia Industrial Argentina SA ADR†	2,762	58,886
Building Products-Wood — 0.2%
Masco Corp.	5,856	236,817
Building-Heavy Construction — 0.5%
ACS Actividades de Construccion y Servicios SA	4,274	166,752
Bouygues SA	4,134	207,377
Dilip Buildcon, Ltd.*(3)	3,003	46,707
Mota-Engil SGPS SA	19,802	79,881
Vinci SA	2,286	225,082
Waskita Beton Precast Tbk PT	1,558,500	47,088
		772,887
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,243	143,156

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial — 0.6%
Barratt Developments PLC	14,117	$105,155
Berkeley Group Holdings PLC	2,847	151,528
MRV Engenharia e Participacoes SA	15,449	76,041
NVR, Inc.†	60	168,000
Persimmon PLC	5,757	204,675
Taylor Wimpey PLC	77,155	200,144
		905,543
Cable TV — 0.0%
Megacable Holdings SA de CV	14,710	67,686
Capacitors — 0.1%
Walsin Technology Corp.†	31,000	127,585
Casino Hotels — 0.0%
Caesars Entertainment Corp.†	303	3,409
Galaxy Entertainment Group, Ltd.	4,000	36,667
		40,076
Cellular Telecom — 0.2%
Advanced Info Service PCL	7,300	48,091
Telstra Corp., Ltd.	60,911	147,787
Tim Participacoes SA ADR	3,900	84,513
		280,391
Chemicals-Diversified — 0.7%
Arkema SA	957	124,967
BASF SE	1,045	106,204
Celanese Corp., Series A	382	38,280
Covestro AG*	1,882	185,248
Evonik Industries AG	5,285	186,473
Huntsman Corp.	10,919	319,381
Mitsubishi Chemical Holdings Corp.	10,300	99,753
Mitsubishi Gas Chemical Co., Inc.	1,800	43,120
		1,103,426
Chemicals-Fibers — 0.1%
Indorama Ventures PCL†	38,400	70,304
Chemicals-Plastics — 0.1%
Formosa Plastics Corp.	29,000	102,943
Chemicals-Specialty — 0.1%
Ashland Global Holdings, Inc.	611	42,642
W.R. Grace & Co.	2,044	125,154
		167,796
Coatings/Paint — 0.4%
Sherwin-Williams Co.	1,327	520,343
Commercial Services — 0.2%
CoreLogic, Inc.†	900	40,707
Live Nation Entertainment, Inc.†	3,787	159,584
ServiceMaster Global Holdings, Inc.†	1,721	87,513
Sporton International, Inc.	12,000	65,850
		353,654
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 0.5%
S&P Global, Inc.	2,727	$521,021
Total System Services, Inc.	2,567	221,429
		742,450
Communications Software — 0.0%
Avaya Holdings Corp.†	898	20,115
Computer Aided Design — 0.2%
Cadence Design Systems, Inc.†	4,034	148,330
Synopsys, Inc.†	2,220	184,793
		333,123
Computer Data Security — 0.2%
Fortinet, Inc.†	6,065	324,963
Computer Services — 1.1%
Amdocs, Ltd.	4,004	267,147
Cognizant Technology Solutions Corp., Class A	2,174	175,007
DXC Technology Co.	4,797	482,242
Fujitsu, Ltd.	1,000	6,154
International Business Machines Corp.	4,872	747,511
		1,678,061
Computer Software — 0.3%
Citrix Systems, Inc.†	4,123	382,614
Computers — 1.9%
Apple, Inc.	12,576	2,110,001
HP, Inc.	32,712	717,047
		2,827,048
Computers-Integrated Systems — 0.1%
Otsuka Corp.	2,000	100,747
Computers-Memory Devices — 0.1%
TDK Corp.	1,300	117,166
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	3,089	119,606
Consumer Products-Misc. — 0.6%
Clorox Co.	2,690	358,066
Kimberly-Clark Corp.	5,094	561,002
		919,068
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	6,144	311,808
Containers-Paper/Plastic — 0.2%
Berry Global Group, Inc.†	1,684	92,300
Packaging Corp. of America	2,343	264,056
		356,356
Cosmetics & Toiletries — 0.4%
Kao Corp.	1,000	75,006
Pola Orbis Holdings, Inc.	1,700	69,659
Procter & Gamble Co.	6,412	508,343
		653,008
Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd.	3,835	451,533

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	1,400	$163,800
Diagnostic Equipment — 0.3%
Danaher Corp.	3,852	377,149
Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA	765	78,111
Diversified Banking Institutions — 4.1%
BNP Paribas SA	2,843	210,795
Citigroup, Inc.	25,484	1,720,170
Goldman Sachs Group, Inc.	1,749	440,503
HSBC Holdings PLC	4,860	45,431
JPMorgan Chase & Co.	23,768	2,613,767
Macquarie Group, Ltd.	1,265	100,925
Mitsubishi UFJ Financial Group, Inc.	39,600	259,398
Mizuho Financial Group, Inc.	126,100	226,827
Morgan Stanley	4,471	241,255
Sumitomo Mitsui Financial Group, Inc.	6,100	255,569
		6,114,640
Diversified Financial Services — 0.3%
CTBC Financial Holding Co., Ltd.	158,000	114,882
DGB Financial Group, Inc.	2,579	28,188
Edelweiss Financial Services, Ltd.	40,326	149,953
Hana Financial Group, Inc.	2,184	93,741
Shriram Transport Finance Co., Ltd.†	3,369	74,860
		461,624
Diversified Manufacturing Operations — 0.5%
Crane Co.	489	45,350
Ingersoll-Rand PLC	4,467	381,973
Parker-Hannifin Corp.	2,215	378,831
		806,154
Diversified Minerals — 0.3%
Anglo American PLC	7,595	177,435
BHP Billiton, Ltd.	11,634	257,348
		434,783
Diversified Operations — 0.1%
Industrivarden AB, Class A	7,092	172,463
Diversified Operations/Commercial Services — 0.0%
China Conch Venture Holdings, Ltd.	15,500	47,573
E-Commerce/Products — 1.1%
Alibaba Group Holding, Ltd. ADR†	2,121	389,288
Amazon.com, Inc.†	835	1,208,529
		1,597,817
E-Commerce/Services — 0.0%
Liberty Expedia Holdings, Inc., Class A†	898	35,273
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,722	206,790
Security Description	Shares	Value (Note 2)
Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	6,315	$173,031
PPL Corp.	6,898	195,144
		368,175
Electric-Generation — 0.0%
Engie SA	3,878	64,788
Vistra Energy Corp. CVR†(1)	1,362	695
		65,483
Electric-Integrated — 1.6%
American Electric Power Co., Inc.	5,507	377,725
Edison International	3,328	211,860
Enel SpA	45,129	276,513
Entergy Corp.	8,442	665,061
Exelon Corp.	8,603	335,603
FirstEnergy Corp.	10,725	364,757
OGE Energy Corp.	2,306	75,568
		2,307,087
Electric-Transmission — 0.0%
KEC International, Ltd.	6,627	39,923
Electronic Components-Misc. — 0.1%
Hoya Corp.	3,700	184,470
Electronic Components-Semiconductors — 1.4%
MediaTek, Inc.	14,000	163,254
Samsung Electronics Co., Ltd.	250	577,212
Samsung Electronics Co., Ltd. (Preference Shares)	31	59,330
Sino-American Silicon Products, Inc.	16,000	58,442
SK Hynix, Inc.	572	43,628
Texas Instruments, Inc.	11,495	1,194,216
		2,096,082
Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,377	297,542
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	3,264	218,361
Keyence Corp.	100	62,065
Trimble, Inc.†	2,400	86,112
		366,538
Energy-Alternate Sources — 0.1%
Canvest Environmental Protection Group Co., Ltd.	124,000	71,163
China Everbright Greentech, Ltd.†*	60,000	60,359
		131,522
Engineering/R&D Services — 0.2%
CTCI Corp.	51,000	83,085
Jacobs Engineering Group, Inc.	2,700	159,705
		242,790
Engines-Internal Combustion — 0.4%
Cummins, Inc.	3,298	534,573
Enterprise Software/Service — 0.0%
Chinasoft International, Ltd.	68,000	61,477

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Entertainment Software — 0.5%
Electronic Arts, Inc.†	5,873	$712,043
Nexon Co., Ltd.†	2,000	33,081
		745,124
Finance-Auto Loans — 0.2%
Ally Financial, Inc.	8,842	240,060
Finance-Consumer Loans — 0.3%
Synchrony Financial	12,086	405,244
Finance-Credit Card — 0.2%
Discover Financial Services	4,987	358,715
Finance-Investment Banker/Broker — 0.5%
Daiwa Securities Group, Inc.	4,000	25,514
E*TRADE Financial Corp.†	10,912	604,634
Raymond James Financial, Inc.	580	51,858
		682,006
Finance-Leasing Companies — 0.2%
Chailease Holding Co., Ltd.	28,000	98,913
ORIX Corp.	12,200	215,152
		314,065
Finance-Other Services — 0.1%
BGC Partners, Inc., Class A	3,753	50,478
Hong Kong Exchanges & Clearing, Ltd.	2,500	82,175
		132,653
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	2,393	86,627
Fisheries — 0.0%
Toyo Suisan Kaisha, Ltd.	500	19,383
Food-Confectionery — 0.2%
Hershey Co.	3,048	301,630
Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	8,822	645,682
WH Group, Ltd.*	162,000	174,133
		819,815
Food-Misc./Diversified — 0.7%
Associated British Foods PLC	3,191	111,557
Conagra Brands, Inc.	7,193	265,278
Ingredion, Inc.	1,425	183,711
Lamb Weston Holdings, Inc.	2,642	153,817
Nestle SA	1,506	119,225
Pinnacle Foods, Inc.	2,384	128,974
		962,562
Food-Retail — 0.4%
J Sainsbury PLC	56,029	187,785
Koninklijke Ahold Delhaize NV	3,761	89,178
METRO AG	6,253	110,728
Tesco PLC	19,062	55,080
WM Morrison Supermarkets PLC	13,650	40,901
Woolworths Group, Ltd.	5,060	102,552
X5 Retail Group NV GDR†	1,721	57,931
		644,155
Security Description	Shares	Value (Note 2)
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	8,643	$518,234
US Foods Holding Corp.†	6,071	198,947
		717,181
Funeral Services & Related Items — 0.1%
Service Corp. International	2,552	96,312
Garden Products — 0.1%
Toro Co.	1,171	73,129
Gas-Distribution — 0.2%
NiSource, Inc.	1,485	35,506
UGI Corp.	3,876	172,172
Vectren Corp.	972	62,130
		269,808
Gold Mining — 0.1%
Newmont Mining Corp.	5,229	204,297
Hazardous Waste Disposal — 0.0%
Tervita Corp.†(2)	10	74
Home Furnishings — 0.0%
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS†	4,617	40,959
Hotels/Motels — 0.4%
Extended Stay America, Inc.	6,725	132,953
Hilton Grand Vacations, Inc.†	995	42,805
Hilton Worldwide Holdings, Inc.	4,443	349,931
Hyatt Hotels Corp., Class A	800	61,008
		586,697
Human Resources — 0.2%
Adecco Group AG	1,859	132,455
ManpowerGroup, Inc.	1,487	171,154
Randstad Holding NV	846	55,741
		359,350
Import/Export — 0.5%
ITOCHU Corp.	13,100	254,416
Marubeni Corp.	28,100	203,319
Mitsui & Co., Ltd.	9,900	169,567
Toyota Tsusho Corp.	3,800	128,744
		756,046
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	461	80,306
Insurance-Life/Health — 1.0%
Cathay Financial Holding Co., Ltd.	52,000	92,561
Discovery, Ltd.	5,056	72,876
ING Life Insurance Korea, Ltd.*	1,381	57,849
Lincoln National Corp.	3,077	224,806
NN Group NV	4,630	205,623
Principal Financial Group, Inc.	2,373	144,539
Prudential Financial, Inc.	5,032	521,064
Torchmark Corp.	958	80,635
Unum Group	3,236	154,066
		1,554,019
Insurance-Multi-line — 1.5%
Aegon NV	2,903	19,604
Ageas	3,809	196,922
Allianz SE	1,436	324,528

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line (continued)
Allstate Corp.	4,969	$471,061
American Financial Group, Inc.	764	85,736
Assurant, Inc.	1,069	97,717
AXA SA	7,593	202,140
Hartford Financial Services Group, Inc.	6,399	329,677
Loews Corp.	9,360	465,473
Ping An Insurance Group Co. of China, Ltd.	8,500	87,462
		2,280,320
Insurance-Property/Casualty — 0.2%
DB Insurance Co., Ltd.	1,247	76,044
Hyundai Marine & Fire Insurance Co., Ltd.	1,025	37,407
Travelers Cos., Inc.	1,310	181,907
		295,358
Insurance-Reinsurance — 0.4%
IRB Brasil Resseguros S/A	9,444	119,743
Muenchener Rueckversicherungs- Gesellschaft AG	929	216,057
Reinsurance Group of America, Inc.	755	116,270
Swiss Re AG	1,374	139,905
		591,975
Internet Application Software — 0.3%
Tencent Holdings, Ltd.	8,600	457,788
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	4,072	650,665
NCSoft Corp.	126	49,648
		700,313
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,821	263,335
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,927	433,020
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	476	36,781
Machinery-Electrical — 0.3%
BWX Technologies, Inc.	2,135	135,637
Hitachi, Ltd.	30,000	217,321
Mitsubishi Electric Corp.	3,800	60,765
SMC Corp.	100	40,477
		454,200
Machinery-General Industrial — 0.1%
Honghua Group, Ltd.†	196,000	20,739
Zebra Technologies Corp., Class A†	773	107,594
		128,333
Medical Instruments — 0.0%
Bruker Corp.	1,522	45,538
Medical Labs & Testing Services — 0.1%
Fleury SA	9,517	78,236
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene — 1.2%
Amgen, Inc.	2,389	$407,277
Biogen, Inc.†	364	99,670
Celgene Corp.†	6,471	577,278
Charles River Laboratories International, Inc.†	1,100	117,414
Gilead Sciences, Inc.	5,693	429,195
Vertex Pharmaceuticals, Inc.†	1,248	203,399
		1,834,233
Medical-Drugs — 3.6%
AbbVie, Inc.	5,246	496,534
Allergan PLC	234	39,380
Astellas Pharma, Inc.	6,400	97,078
Bristol-Myers Squibb Co.	6,103	386,015
China Traditional Chinese Medicine Holdings Co., Ltd.	96,000	71,223
Eli Lilly & Co.	7,950	615,091
GlaxoSmithKline PLC	7,901	153,500
Johnson & Johnson	10,185	1,305,208
Merck & Co., Inc.	12,372	673,903
Novartis AG	4,856	392,860
Pfizer, Inc.	5,050	179,224
Recordati SpA	4,172	154,594
Roche Holding AG	1,670	383,031
Shionogi & Co., Ltd.	2,900	149,654
UCB SA	2,414	196,919
		5,294,214
Medical-HMO — 2.7%
Anthem, Inc.	3,514	772,026
Cigna Corp.	3,181	533,581
Humana, Inc.	2,412	648,418
UnitedHealth Group, Inc.	8,646	1,850,244
WellCare Health Plans, Inc.†	1,289	249,589
		4,053,858
Medical-Wholesale Drug Distribution — 0.5%
Alfresa Holdings Corp.	700	15,578
McKesson Corp.	4,459	628,139
Medipal Holdings Corp.	3,200	65,561
Premier, Inc., Class A†	1,452	45,462
		754,740
Metal Processors & Fabrication — 0.0%
Skipper, Ltd.	13,552	45,008
Metal-Aluminum — 0.0%
Hindalco Industries, Ltd.	15,373	51,164
Metal-Diversified — 0.1%
Boliden AB	1,082	38,144
Rio Tinto PLC	1,503	76,310
		114,454
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	932	59,238
Multimedia — 0.5%
Naspers, Ltd., Class N	806	197,435
Walt Disney Co.	4,856	487,737
		685,172

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Non-Ferrous Metals — 0.1%
Korea Zinc Co., Ltd.	156	$70,104
Mitsubishi Materials Corp.	500	15,037
		85,141
Non-Hazardous Waste Disposal — 0.3%
China Water Affairs Group, Ltd.	96,000	98,176
Waste Management, Inc.	3,872	325,713
		423,889
Office Automation & Equipment — 0.1%
Xerox Corp.	6,090	175,270
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,919	203,894
Oil Companies-Exploration & Production — 0.2%
CNOOC, Ltd.	53,000	78,213
Geopark, Ltd.†	4,486	55,626
Halcon Resources Corp.†	729	3,550
MWO Holdings LLC†(2)(3)	10	810
NOVATEK PJSC	734	100,688
SandRidge Energy, Inc.†	323	4,687
		243,574
Oil Companies-Integrated — 2.5%
Chevron Corp.	8,683	990,209
Eni SpA	9,930	175,045
Exxon Mobil Corp.	18,109	1,351,112
Lukoil PJSC ADR	2,081	143,564
Petroleo Brasileiro SA ADR†	4,778	67,561
PTT PCL	2,900	50,822
Repsol SA	12,261	217,837
Royal Dutch Shell PLC, Class B	3,803	122,551
Sasol, Ltd.	1,936	65,992
Statoil ASA	9,567	226,586
TOTAL SA	6,271	356,404
		3,767,683
Oil Field Machinery & Equipment — 0.0%
Hilong Holding, Ltd.	174,000	26,816
Oil Refining & Marketing — 1.0%
Marathon Petroleum Corp.	8,242	602,573
Valero Energy Corp.	10,222	948,295
		1,550,868
Paper & Related Products — 0.2%
Domtar Corp.	1,594	67,809
Fibria Celulose SA	3,116	61,377
Mondi PLC	2,421	66,143
Nine Dragons Paper Holdings, Ltd.	36,000	54,569
Suzano Papel e Celulose SA	4,350	43,955
		293,853
Petrochemicals — 0.0%
Petronas Chemicals Group Bhd	26,900	57,444
Photo Equipment & Supplies — 0.1%
Sunny Optical Technology Group Co., Ltd.	4,400	83,015
Security Description	Shares	Value (Note 2)
Pipelines — 0.6%
Kinder Morgan, Inc.	27,878	$419,843
Williams Cos., Inc.	18,058	448,922
		868,765
Printing-Commercial — 0.1%
Dai Nippon Printing Co., Ltd.	2,100	43,380
Toppan Printing Co., Ltd.	8,000	65,636
		109,016
Private Equity — 0.2%
3i Group PLC	22,794	275,216
Publishing-Newspapers — 0.1%
News Corp., Class A	5,348	84,498
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	2,953	121,368
Real Estate Investment Trusts — 1.8%
AGNC Investment Corp.	12,392	234,457
Apartment Investment & Management Co., Class A	2,147	87,490
Apple Hospitality REIT, Inc.	3,377	59,334
Brandywine Realty Trust	3,199	50,800
Brixmor Property Group, Inc.	5,752	87,718
Camden Property Trust	1,628	137,045
Chimera Investment Corp.	3,164	55,085
Colony NorthStar, Inc., Class A	8,351	46,933
Duke Realty Corp.	5,019	132,903
Equity Commonwealth†	1,329	40,761
Equity LifeStyle Properties, Inc.	812	71,269
Equity Residential	4,547	280,186
Fonciere Des Regions	1,812	200,064
Forest City Realty Trust, Inc., Class A	4,212	85,335
Gaming and Leisure Properties, Inc.	1,536	51,410
HCP, Inc.	7,474	173,621
Highwoods Properties, Inc.	1,872	82,031
Hudson Pacific Properties, Inc.	1,839	59,823
Liberty Property Trust	1,992	79,142
MFA Financial, Inc.	5,189	39,073
OUTFRONT Media, Inc.	2,354	44,114
Park Hotels & Resorts, Inc.	4,205	113,619
Senior Housing Properties Trust	2,105	32,964
Spirit Realty Capital, Inc.	14,150	109,804
Starwood Property Trust, Inc.	4,125	86,419
Vornado Realty Trust	2,456	165,289
WP Carey, Inc.	569	35,272
		2,641,961
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,888	183,591
Realogy Holdings Corp.	4,292	117,086
		300,677
Real Estate Operations & Development — 0.4%
China Overseas Land & Investment, Ltd.	28,000	98,432
CK Asset Holdings, Ltd.	22,500	190,398
Emaar Development PJSC†	56,769	83,460

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Operations & Development (continued)
Kerry Properties, Ltd.	17,500	$79,453
KWG Property Holding, Ltd.	37,000	51,304
Nomura Real Estate Holdings, Inc.	1,600	37,773
Sun Hung Kai Properties, Ltd.	5,000	79,649
		620,469
Recycling — 0.0%
Sunny Friend Environmental Technology Co., Ltd.	6,000	47,227
Rental Auto/Equipment — 0.1%
Ashtead Group PLC	2,597	70,816
Localiza Rent a Car SA	5,194	45,184
		116,000
Retail-Apparel/Shoe — 0.6%
Next PLC	275	18,379
PVH Corp.	2,977	450,807
Ross Stores, Inc.	6,262	488,311
		957,497
Retail-Building Products — 1.7%
Home Depot, Inc.	7,479	1,333,057
Kingfisher PLC	37,058	152,500
Lowe's Cos., Inc.	11,035	968,321
		2,453,878
Retail-Discount — 0.0%
Harvey Norman Holdings, Ltd.	23,378	66,918
Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	8,417	551,061
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	40,306	102,540
Retail-Major Department Stores — 0.3%
Marks & Spencer Group PLC	31,912	121,118
TJX Cos., Inc.	4,256	347,119
		468,237
Retail-Misc./Diversified — 0.1%
Lagardere SCA	812	23,207
Massmart Holdings, Ltd.	5,319	72,777
Poya International Co., Ltd.	7,040	87,767
		183,751
Retail-Perfume & Cosmetics — 0.0%
Beauty Community PCL†	71,200	48,499
Retail-Restaurants — 0.9%
Arcos Dorados Holdings, Inc., Class A	8,659	79,230
Jubilant Foodworks, Ltd.	2,765	99,394
McDonald's Corp.	4,829	755,159
XiabuXiabu Catering Management China Holdings Co., Ltd.*	26,000	49,825
Yum! Brands, Inc.	3,348	285,015
		1,268,623
Retail-Toy Stores — 0.0%
JUMBO SA	2,651	47,472
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 1.0%
Maxim Integrated Products, Inc.	5,580	$336,028
NXP Semiconductors NV†	8,559	1,001,403
Taiwan Semiconductor Manufacturing Co., Ltd.	25,039	211,256
		1,548,687
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	5,445	302,796
Globalwafers Co., Ltd.	3,000	46,816
KLA-Tencor Corp.	3,468	378,047
		727,659
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	939	242,036
Yangzijiang Shipbuilding Holdings, Ltd.	19,700	18,344
		260,380
Software Tools — 0.3%
VMware, Inc., Class A†	3,768	456,945
Steel-Producers — 0.1%
POSCO	287	87,643
voestalpine AG	886	46,493
		134,136
Telecommunication Equipment — 0.2%
Juniper Networks, Inc.	13,566	330,061
Telephone-Integrated — 1.8%
BT Group PLC	66,295	211,833
KDDI Corp.	8,500	217,003
Nippon Telegraph & Telephone Corp.	4,600	211,832
Swisscom AG	340	168,622
Telecom Argentina SA ADR	1,432	44,865
Verizon Communications, Inc.	36,886	1,763,889
		2,618,044
Television — 0.1%
AMC Networks, Inc., Class A†	2,332	120,564
RTL Group SA	1,133	94,100
		214,664
Textile-Products — 0.0%
Nameson Holdings, Ltd.	128,000	27,589
Tobacco — 0.1%
British American Tobacco PLC	1,246	72,332
Swedish Match AB	2,554	116,108
		188,440
Toys — 0.2%
Hasbro, Inc.	3,002	253,069
Transactional Software — 0.1%
Amadeus IT Group SA	1,899	140,388
Transport-Rail — 0.9%
Central Japan Railway Co.	1,100	208,101
Union Pacific Corp.	8,580	1,153,410
		1,361,511

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares/ Principal Amount(18)	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services — 0.2%
Deutsche Post AG	3,538	$154,715
Royal Mail PLC	19,397	147,297
		302,012
Travel Services — 0.1%
TUI AG	9,933	213,246
Vitamins & Nutrition Products — 0.0%
TCI Co, Ltd.	4,000	55,767
Web Portals/ISP — 2.2%
Alphabet, Inc., Class A†	3,085	3,199,577
Yandex NV, Class A†	2,498	98,546
		3,298,123
Wire & Cable Products — 0.1%
KEI Industries, Ltd.	12,339	73,877
Total Common Stocks (cost $93,872,285)		108,573,168
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	12,277
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 7.62% (3 ML+5.79%) (cost $14,579)	580	15,068
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(4)	$9,000	8,865
Wells Fargo & Co. Series U 5.88% due 06/15/2025(4)	85,000	89,420
		98,285
Diversified Banking Institutions — 0.1%
Bank of America Corp. 6.50% due 10/23/2024 Series Z 6.50% due 10/23/2024(4)	5,000	5,376
Bank of America Corp. 6.10% due 03/17/2025 Series AA 6.10% due 03/17/2025(4)	61,000	64,202
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(4)	52,000	53,404
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(4)	11,000	11,550
Lloyds Banking Group PLC 6.66% due 05/21/2037*(4)	29,000	32,353
		166,885
Security Description	Principal Amount(18)	Value (Note 2)
Electric-Integrated — 0.0%
NextEra Energy Capital Holdings, Inc. 4.80% due 12/01/2077	$25,000	$24,062
WEC Energy Group, Inc. FRS 3.95% (3 ML+2.11%) due 05/15/2067	50,000	48,750
		72,812
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	37,648
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. 8.13% due 06/15/2068	50,000	50,500
MetLife, Inc. 6.40% due 12/15/2066	45,000	49,331
		99,831
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 5.03% (3 ML+2.91%) due 03/07/2067*	10,000	9,838
Pipelines — 0.1%
Energy Transfer Partners LP 6.63% due 02/15/2028(4)	70,000	66,587
TransCanada Trust 5.30% due 03/15/2077	40,000	39,500
		106,087
Total Preferred Securities/Capital Securities (cost $569,047)		591,386
ASSET BACKED SECURITIES — 1.3%
Diversified Financial Services — 1.3%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 2.22% (12 MTA+0.94%) due 06/25/2046(5)	13,873	12,088
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(3)(6)(7)(8)	245,935	2
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.43% due 11/10/2041*(3)(6)(7)(8)	26,301	159
Capmark Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.08% due 07/15/2029(6)(7)(8)	34,485	623
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.81% due 09/10/2045*(3)(6)(7)(8)	250,472	15,491
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(6)	28,000	28,446

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(6)(8)	$57,000	$56,835
Citigroup Commercial Mtg. Trust VRS Series 2014-GC19, Class C 4.90% due 03/10/2047(6)(8)	60,000	62,307
Citigroup Commercial Mtg. Trust VRS Series 2013-GC17,Class C 5.10% due 11/10/2046(6)(8)	44,000	46,292
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 3.79% due 05/25/2035(5)(8)	31,621	32,311
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.62% due 12/10/2046*(3)(6)(7)(8)	273,793	13
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.01% due 12/10/2047(6)(7)(8)	431,836	19,323
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 1.12% due 08/10/2050(6)(7)(8)	512,886	21,263
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.12% due 05/10/2047(6)(7)(8)	352,970	15,478
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.15% due 11/10/2047(6)(7)(8)	298,591	15,423
Commercial Mtg. Trust VRS Series 2014-CR18, Class XA 1.21% due 07/15/2047(6)(7)(8)	121,093	5,318
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.21% due 08/10/2047(6)(7)(8)	967,787	45,728
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.21% due 08/10/2047(6)(7)(8)	345,760	17,257
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.26% due 08/10/2046(6)(7)(8)	391,768	14,364
Commerical Mtg. Trust Series LC6, Class AM 3.28% due 01/10/2046(6)	20,000	19,900
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.46% due 12/10/2047(6)(8)	39,000	38,045
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(6)(8)	12,000	12,740
Commercial Mtg. Trust VRS Series 2010-C1, Class D 6.13% due 07/10/2046*(3)(6)(8)	41,000	42,462
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.08% due 05/15/2038*(3)(6)(7)(8)	$12,165	$1
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.54% due 09/15/2039*(3)(6)(7)(8)	9,546	0
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.68% due 02/15/2040*(3)(6)(7)(8)	106,449	5
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.30% due 04/15/2050(6)(8)	52,000	52,224
CSMC Trust VRS Series 2016-NXSR, Class C 4.36% due 12/15/2049(6)(8)	37,000	37,031
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.34% due 08/10/2044*(6)(8)	100,000	104,137
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.99% due 05/10/2043*(3)(6)(7)(8)	11,839	1
GS Mtg. Securities Corp. VRS Series 2015-GC30, Class XA 0.88% due 05/10/2050(6)(7)(8)	404,303	16,794
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.55% due 02/10/2046(6)(7)(8)	845,006	48,972
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	22,000	21,715
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.65% due 06/10/2047(6)(8)	56,000	55,308
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.37% due 09/12/2037*(3)(6)(7)(8)	124,620	217
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(6)	22,000	21,782
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(6)	19,000	19,423
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.14% due 05/15/2045(6)(8)	57,000	56,107
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.85% due 01/15/2047(6)(7)(8)	887,208	31,537

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class D 4.09% due 07/15/2045(6)(8)	$23,000	$20,810
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.56% due 09/15/2047(6)(8)	19,000	18,553
JPMBB Commercial Mtg. Securities Trust VRS Series C14, Class C 4.57% due 08/15/2046(6)(8)	56,000	55,722
JPMBB Commercial Mtg. Securities Trust VRS Series C15, Class B 4.93% due 11/15/2045(6)(8)	38,000	39,713
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, ClassC 5.08% due 11/15/2045(6)(8)	55,000	57,238
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.20% due 04/15/2040*(3)(6)(7)(8)	33,523	2
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.36% due 11/15/2040*(3)(6)(7)(8)	114,794	510
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.32% due 04/15/2041(6)(8)	69,000	71,544
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.53% due 02/25/2035(5)(8)	13,011	13,281
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(3)(6)(7)(8)	43,085	0
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 5.42% due 07/15/2045*(3)(6)(7)(8)	6,519	261
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 5.89% due 05/15/2044*(3)(6)(7)(8)	2,509	112
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.21% due 08/15/2047(6)(7)(8)	155,226	6,902
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C6, Class XA 1.63% due 11/15/2045*(6)(7)(8)	244,542	14,189
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.56% due 12/15/2048(6)(8)	$19,000	$18,803
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C18, Class C 4.49% due 10/15/2047(6)(8)	63,000	61,518
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C12, Class C 4.77% due 10/15/2046(6)(8)	55,000	56,016
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.04% due 08/10/2049*(6)(8)	25,000	25,682
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XCzero coupondue 04/15/2042*(3)(6)(7)(8)	50,096	4
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005, Class AR19 2.22% (1 ML+0.35%) due 12/25/2045(5)	13,764	13,540
WaMu Mtg. Pass-Through Certs. Trust FRS(5) Series 2004-AR12, Class A2B 2.33% (1 ML+0.46%) due 10/25/2044	38,899	38,233
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.23% due 03/15/2045*(6)(7)(8)	248,356	11,597
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.58% due 12/15/2045*(6)(7)(8)	186,339	11,085
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 1.91% due 11/15/2045*(6)(7)(8)	121,152	8,530
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(6)	18,000	17,915
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(6)(8)	24,000	24,763
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.38% due 12/15/2045(6)(8)	18,000	18,043
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(6)(8)	67,000	69,969

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class C15 4.48% due 08/15/2046(6)(8)	$56,000	$56,275
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(6)(8)	32,000	32,572
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.80% due 11/15/2045*(6)(8)	44,000	41,690
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.83% due 06/15/2045*(6)(8)	55,000	47,364
WF-RBS Commercial Mtg. Trust VRS Series 2013-C17, Class C 5.12% due 12/15/2046(6)(8)	59,000	61,005
WF-RBS Commercial Mtg. Trust VRS Series 2011-C4, Class E 5.24% due 06/15/2044*(6)(8)	30,000	27,994
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.69% due 03/15/2044*(6)(8)	34,000	29,753
Total Asset Backed Securities (cost $2,778,924)		1,958,310
CONVERTIBLE BONDS & NOTES — 0.0%
Semiconductor Equipment — 0.0%
Jazz US Holdings, Inc. Company Guar. Notes 8.00% due 12/31/2018 (cost $2,905)	3,000	8,132
U.S. CORPORATE BONDS & NOTES — 5.6%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	15,000	14,541
Advertising Sales — 0.0%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	7,000	7,018
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,138
		17,156
Aerospace/Defense — 0.1%
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	59,000	58,152
Security Description	Principal Amount(18)	Value (Note 2)
Aerospace/Defense-Equipment — 0.0%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	$5,000	$4,943
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	25,000	25,187
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	3,000	3,075
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	5,050
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	5,984
		44,239
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*(3)	50,000	50,736
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	15,000	13,088
		63,824
Airlines — 0.0%
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	1,514	1,604
United Airline Pass-Through Trust Pass-Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	7,265	7,616
		9,220
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	9,788
Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	18,612
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	30,000	29,676
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	20,000	20,005
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	7,764
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	9,012
		66,457

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 6.63% due 11/01/2025*	$20,000	$20,000
Auto-Truck Trailers — 0.0%
Wabash National Corp. Company Guar. Notes 5.50% due 10/01/2025*	5,000	4,875
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	16,000	17,080
Lear Corp. Senior Notes 3.80% due 09/15/2027	23,000	22,072
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	10,000	9,703
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	15,000	15,188
TI Group Automotive Systems, LLC Company Guar. Notes 8.75% due 07/15/2023*	12,000	12,600
		76,643
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	5,000	4,713
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	10,000	9,912
		14,625
Banks-Commercial — 0.0%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	6,036
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,048
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	16,375
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	18,000	18,429
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	6,000	6,142
		49,030
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	10,250
Security Description	Principal Amount(18)	Value (Note 2)
Banks-Mortgage (continued)
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	$15,000	$15,056
		25,306
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	17,893
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	53,000	57,161
		75,054
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	28,000	28,580
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	9,988
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019†(9)(11)	21,000	16,564
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	15,000	14,695
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	13,987
		83,814
Building & Construction Products-Misc. — 0.1%
American Woodmark Corp. Company Guar. Notes 4.88% due 03/15/2026*	15,000	14,644
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	25,000	25,000
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	25,000	25,125
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,044
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	25,000	25,062
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	50,000	48,534
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	20,250
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	15,000	15,150

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. (continued)
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	$10,000	$10,425
		189,234
Building & Construction-Misc. — 0.0%
Pisces Midco, Inc. Senior Sec. Notes 8.00% due 04/15/2026*(3)	5,000	5,000
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,945
		15,945
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	20,000	20,750
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	5,000	4,763
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	4,725
		9,488
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	30,000	30,675
Building-Heavy Construction — 0.0%
Brand Energy & Infrastructure Services, Inc. Senior Notes 8.50% due 07/15/2025*	25,000	26,031
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	10,000	9,900
		35,931
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	27,702
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	9,000	9,056
Lennar Corp. Company Guar. Notes 5.88% due 11/15/2024*(3)	15,000	15,525
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	10,305
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	23,900
Security Description	Principal Amount(18)	Value (Note 2)
Building-Residential/Commercial (continued)
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	$10,000	$10,147
		96,635
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,326
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	5,000	5,006
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	11,000	11,165
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	19,575
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	5,000	4,975
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	20,000	20,350
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	20,000	19,938
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	12,263
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	21,279
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	30,735
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	12,609
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	52,954
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	27,000	25,320

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	$10,000	$12,768
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	25,000	23,851
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	51,000	48,514
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	9,371
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	25,000	22,281
		359,280
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,213
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,550
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	25,000	25,812
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	30,000	32,700
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,102
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	21,250
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	15,667
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,525
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	25,000	24,531
		161,350
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	5,000	5,290
Security Description	Principal Amount(18)	Value (Note 2)
Casino Services (continued)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	$25,000	$24,125
		29,415
Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	45,000	46,574
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,240
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	8,000	8,250
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,540
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	43,860
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	4,975
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	5,000	4,800
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	10,000	9,612
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	20,000	20,150
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,200
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,450
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	20,000	20,663
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,105
		200,419
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	19,818
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	29,000	29,320
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	31,000	29,937

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified (continued)
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	$14,000	$13,525
		92,600
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023	5,000	5,275
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	10,000	10,025
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	10,000	10,500
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	10,800
Cornerstone Chemical Co. Senior Sec. Notes 6.75% due 08/15/2024*	15,000	14,920
GCP Applied Technologies, Inc. Senior Notes 5.50% due 04/15/2026*(3)	10,000	9,975
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	25,000	27,522
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,263
Ingevity Corp. Senior Notes 4.50% due 02/01/2026*	10,000	9,625
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	10,000	10,350
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 10.50% due 04/15/2023*	15,000	16,650
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	30,000	29,325
Tronox, Inc. Company Guar. Notes 6.50% due 04/15/2026*(3)	10,000	10,000
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	10,000	10,300
		184,255
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	20,000	19,900
Security Description	Principal Amount(18)	Value (Note 2)
Coal — 0.0%
Murray Energy Corp. Sec. Notes 11.25% due 04/15/2021*	$15,000	$5,625
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	33,476
Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027*(3)	50,000	48,209
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	4,875
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	10,000	9,992
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	15,000	15,637
		78,713
Commercial Services-Finance — 0.0%
Moody's Corp. Senior Notes 3.25% due 01/15/2028*	20,000	19,038
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	35,000	34,562
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	29,546
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	55,000	58,301
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	5,000	5,138
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	35,000	37,431
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	10,161
		140,577
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	50,000	49,890

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	$5,000	$5,000
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	10,000	10,200
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	5,000	5,150
		15,350
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	15,000	15,094
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	35,000	35,700
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	11,150
		61,944
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	5,000	4,731
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	15,000	15,169
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	6,000	6,158
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	5,000	4,838
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	15,000	14,850
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,329
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	26,941
		74,016
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	5,000	3,875
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	25,000	15,406
		19,281
Security Description	Principal Amount(18)	Value (Note 2)
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	$10,000	$10,175
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	25,000	25,156
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	15,000	15,746
		51,077
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	16,575
Disposable Medical Products — 0.0%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	10,075
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,275
American Tire Distributors, Inc. Senior Sub. Notes 10.25% due 03/01/2022*	20,000	20,425
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	20,000	21,000
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	10,312
		62,012
Diversified Banking Institutions — 0.2%
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	106,243
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	59,245
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	11,274
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	81,811
		258,573
Diversified Financial Services — 0.0%
CNG Holdings, Inc. Senior Sec. Notes 9.38% due 05/15/2020*	15,000	14,775
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027*	30,000	28,946

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047*	$30,000	$30,024
		58,970
E-Commerce/Services — 0.0%
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	10,000	9,850
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	15,000	15,413
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	29,849
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	13,000	12,415
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.50% due 03/15/2023	5,000	5,091
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	6,105
AES Corp. Senior Notes 5.13% due 09/01/2027	20,000	20,350
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	31,012
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	23,897
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	31,861
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,594
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,296
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	4,000	3,928
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	6,000	6,311
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	40,168
Security Description	Principal Amount(18)	Value (Note 2)
Electric-Integrated (continued)
IPALCO Enterprises Inc Senior Sec. Notes 3.70% due 09/01/2024	$10,000	$9,791
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	19,684
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(3)	11,000	83
Texas-New Mexico Power Co. 1st Mtg. Notes 9.50% due 04/01/2019*	25,000	26,602
		241,773
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	20,707
Electronic Components-Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	46,000	44,739
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	10,000	10,337
		55,076
Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	10,000	9,853
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	32,475
Enterprise Software/Service — 0.1%
Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(10)	25,000	25,260
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	7,000	7,140
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	20,000	20,350
Oracle Corp. Senior Notes 2.65% due 07/15/2026	17,000	15,895
Oracle Corp. Senior Notes 3.25% due 11/15/2027	13,000	12,681
		81,326

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	$30,000	$30,909
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	14,438
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	15,050
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	31,000	37,820
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	6,000	6,043
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,206
		109,466
Finance-Commercial — 0.0%
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	20,000	18,750
Finance-Consumer Loans — 0.0%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	6,668
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	15,000
Finance-Investment Banker/Broker — 0.0%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	24,000	26,146
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	20,000	19,744
		45,890
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	15,000	14,302
Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,123
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	25,375
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	15,000	14,981
Security Description	Principal Amount(18)	Value (Note 2)
Finance-Other Services (continued)
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	$20,000	$20,450
		65,929
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	15,000	14,269
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	45,000	41,264
Kraft Heinz Foods Co. Company Guar. Notes 6.50% due 02/09/2040	9,000	10,682
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	48,000	47,580
		99,526
Food-Retail — 0.0%
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	10,000	5,800
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	9,750
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	14,475
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,280
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,937
		53,692
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	20,000	19,174
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	5,000	5,300
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	40,000	43,075
		67,549

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	$30,000	$29,025
Home Decoration Products — 0.0%
Newell Brands, Inc.. Senior Notes 4.20% due 04/01/2026	30,000	29,700
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 12.50% due 11/01/2021*	5,000	5,650
Hotels/Motels — 0.1%
Diamond Resorts International, Inc. Senior Sec. Notes 7.75% due 09/01/2023*	25,000	27,160
Diamond Resorts International, Inc. Senior Notes 10.75% due 09/01/2024*	10,000	10,863
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	4,850
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	55,000	54,381
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,907
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*(3)	10,000	10,000
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	35,000	34,766
		151,927
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	32,085
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	10,000	9,650
Calpine Corp. Senior Notes 5.75% due 01/15/2025	20,000	18,300
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,029
Dynegy, Inc. Company Guar. Notes 7.63% due 11/01/2024	10,000	10,788
Dynegy, Inc. Company Guar. Notes 8.13% due 01/30/2026*	10,000	11,038
Security Description	Principal Amount(18)	Value (Note 2)
Independent Power Producers (continued)
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020†(9)(11)	$20,000	$16,100
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028*	10,000	9,775
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	15,000	15,337
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,578
		104,595
Insurance Brokers — 0.0%
Alliant Holdings Intermediated LLC Senior Notes 8.25% due 08/01/2023*	10,000	10,300
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	17,000	17,595
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,000
		37,895
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	19,900
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	25,290
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	20,015
		65,205
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	32,308
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	70,720
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	26,441
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028*	10,000	9,616

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.0%
BlueLine Rental Finance Corp./ BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	$20,000	$21,444
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,450
		36,894
Machinery-General Industrial — 0.1%
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	15,000	14,550
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	10,000	10,200
Welbilt, Inc. Company Guar. Notes 9.50% due 02/15/2024	30,000	33,450
		58,200
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	20,500
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	31,000	29,930
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	36,000	36,384
		66,314
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	12,000	10,957
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	23,000	23,742
		34,699
Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	3,942
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	45,000	34,088
Valeant Pharmaceuticals International Company Guar. Notes 9.25% due 04/01/2026*(3)	10,000	9,962
		47,992
Medical-HMO — 0.0%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,187
Security Description	Principal Amount(18)	Value (Note 2)
Medical-HMO (continued)
Centene Corp. Senior Notes 4.75% due 01/15/2025	$5,000	$4,875
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	15,610
Molina Healthcare, Inc. Company Guar. Notes 4.88% due 06/15/2025*	5,000	4,663
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022	10,000	9,875
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	5,000	5,019
		55,229
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	15,000	13,819
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	28,000	16,205
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	15,000	12,225
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,023
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	5,050
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	30,000	30,390
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	30,000	28,987
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	24,000	25,170
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,296
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,472
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	5,000	5,213
		160,850

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	$35,000	$33,162
Metal Processors & Fabrication — 0.1%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	25,000	24,500
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	10,000	10,250
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	15,000	15,525
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	10,000	11,000
		61,275
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	15,000	16,088
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	15,688
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	34,792
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	11,025
		61,505
Multimedia — 0.0%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	23,603
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	15,034
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	13,050
		51,687
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	10,013
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	5,000	5,025
		15,038
Non-Hazardous Waste Disposal — 0.0%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	15,000	15,150
Security Description	Principal Amount(18)	Value (Note 2)
Non-Hazardous Waste Disposal (continued)
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	$10,000	$9,875
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	20,000	19,650
		44,675
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025*	15,000	14,156
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024	20,000	20,825
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	6,000	6,045
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	11,192
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,100
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	10,000	10,800
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	10,000	9,000
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	9,000	7,065
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	10,000	10,587
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	40,000	38,700
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027*	5,000	4,775
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	42,045
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	10,000	9,625
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	10,112
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	20,000	19,150

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	$20,000	$19,800
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	10,000	9,900
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	10,000	8,425
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	12,000	12,300
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024	5,000	4,944
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	25,000	25,387
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	5,000	4,975
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	20,000	19,925
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	10,000	10,050
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	5,000	3,338
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	5,000	4,650
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Notes 9.38% due 05/01/2024*(3)	13,000	9,246
EQT Corp. Senior Notes 3.90% due 10/01/2027	30,000	28,700
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	10,000	9,450
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. Senior Notes 5.63% due 02/15/2026*	15,000	14,737
Indigo Natural Resources LLC Senior Notes 6.88% due 02/15/2026*	10,000	9,425
Security Description	Principal Amount(18)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	$15,000	$15,487
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	15,000	15,675
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	15,000	15,214
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	5,000	5,063
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	10,000	9,450
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	20,000	20,400
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	9,275
SM Energy Co. Senior Notes 6.13% due 11/15/2022	5,000	5,000
SM Energy Co. Senior Notes 6.50% due 11/15/2021	11,000	11,069
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	2,978
SM Energy Co. Senior Notes 6.75% due 09/15/2026	5,000	4,950
Whiting Petroleum Corp. Senior Notes 6.63% due 01/15/2026*	10,000	10,075
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	16,000	16,440
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	11,000	11,770
		553,119
Oil-Field Services — 0.0%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*	10,000	9,837
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019†(2)(3)	20,000	2
Jonah Energy LLC/Jonah Energy Finance Corp. Company Guar. Notes 7.25% due 10/15/2025*	10,000	9,000
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	5,000	5,094

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services (continued)
SESI LLC Company Guar. Notes 7.75% due 09/15/2024*	$10,000	$10,350
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022†(2)(3)	5,000	1
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*(3)	5,000	5,075
Weatherford International LLC Company Guar. Notes 9.88% due 03/01/2025*	5,000	4,498
		43,857
Paper & Related Products — 0.0%
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,646
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,242
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026*	10,000	9,925
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	15,000	15,713
Mercer International, Inc. Senior Notes 7.75% due 12/01/2022	4,000	4,250
		50,776
Pharmacy Services — 0.0%
BioScrip, Inc. Company Guar. Notes 8.88% due 02/15/2021	5,000	4,712
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	19,000	19,257
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	6,000	6,311
		30,280
Pipelines — 0.4%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	35,000	34,737
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	25,000	26,156
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	39,086
Security Description	Principal Amount(18)	Value (Note 2)
Pipelines (continued)
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	$5,000	$5,012
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	57,000	58,852
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,116
Energy Transfer Partners LP Company Guar. Notes 5.20% due 02/01/2022	15,000	15,667
Energy Transfer Partners LP Company Guar. Notes 6.50% due 02/01/2042	6,000	6,481
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	14,620
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	20,000	20,400
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,042
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	30,667
Phillips 66 Partners LP Senior Notes 3.75% due 03/01/2028	24,000	23,184
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	34,491
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	35,000	36,362
SemGroup Corp. Company Guar. Notes 6.38% due 03/15/2025	5,000	4,775
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	10,000	9,450
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	10,000	10,087
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028*	60,000	57,225
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026	7,000	6,990
Williams Cos., Inc. Senior Notes 7.75% due 06/15/2031	10,000	12,200

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Cos., Inc. Senior Notes 8.75% due 03/15/2032	$5,000	$6,625
Williams Partners LP Senior Notes 3.60% due 03/15/2022	5,000	4,977
Williams Partners LP Senior Notes 4.30% due 03/04/2024	30,000	30,410
		501,612
Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,035
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	11,000	11,220
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 02/01/2022	5,000	5,087
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,175
		40,517
Publishing-Periodicals — 0.0%
Meredith Corp. Senior Notes 6.88% due 02/01/2026*	15,000	15,394
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	20,000	19,625
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	7,000	7,127
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	10,150
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	9,641
		26,918
Radio — 0.1%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	20,000	20,375
Security Description	Principal Amount(18)	Value (Note 2)
Radio (continued)
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	$60,000	$56,400
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,253
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	5,000	4,700
		90,728
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	23,392
American Tower Corp. Senior Notes 4.00% due 06/01/2025	20,000	19,877
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	24,774
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	20,000	19,235
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	5,039
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,557
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	20,000	19,456
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	18,000	17,271
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	10,104
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,110
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,226
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	15,000	13,912
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*(3)	5,000	4,706
iStar, Inc. Senior Notes 5.25% due 09/15/2022	5,000	4,838
iStar, Inc. Senior Notes 6.00% due 04/01/2022	5,000	5,012

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	$5,000	$4,689
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	5,000	5,150
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	9,625
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*	15,000	14,625
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	25,323
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	26,416
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	35,874
		306,211
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	17,828
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	13,907
		31,735
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	20,000	19,750
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,164
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	44,306
		59,470
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	10,113
Resorts/Theme Parks — 0.0%
Boyne USA, Inc. Sec. Notes 7.25% due 05/01/2025*(3)	5,000	5,131
Security Description	Principal Amount(18)	Value (Note 2)
Resorts/Theme Parks (continued)
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	$20,000	$19,475
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	20,000	19,800
		44,406
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc. Senior Notes 3.55% due 03/15/2026	10,000	9,780
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,123
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,050
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	15,000	14,737
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,350
		42,260
Retail-Building Products — 0.0%
Beacon Escrow Corp. Company Guar. Notes 4.88% due 11/01/2025*	15,000	14,288
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	9,906
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 4.75% due 12/01/2022	2,000	2,095
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	63,680	75,471
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	15,000	15,112
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	18,898
		111,576
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(10)	10,000	10,000
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,268

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	$10,000	$6,325
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(12)	5,237	3,312
		9,637
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	5,000	2,838
Retail-Regional Department Stores — 0.0%
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	15,000	12,000
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	20,000	17,700
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	30,000	30,150
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	25,000	25,937
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	9,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	10,000	9,938
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	9,962
		103,312
Rubber/Plastic Products — 0.0%
FXI Holdings, Inc. Senior Sec. Notes 7.88% due 11/01/2024*	15,000	14,691
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	14,000	14,227
		28,918
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	15,000	14,200
Security Description	Principal Amount(18)	Value (Note 2)
Specified Purpose Acquisitions — 0.0%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	$10,000	$9,750
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025	5,000	4,713
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 7.25% due 09/01/2025*	15,000	15,562
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	5,000	4,762
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026	5,000	5,000
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,468
		45,505
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	10,000	10,200
Telecommunication Equipment — 0.1%
Aveta, Inc. Escrow Notes 7.00% due 04/01/2019†(2)(3)	31,000	0
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	25,000	26,012
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	15,000	14,250
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	20,000	19,826
		60,088
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	50,000	50,544
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,856
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	3,023
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	13,615
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	15,000	14,512

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	$10,000	$8,363
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	5,000	3,747
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	25,000	23,312
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	5,000	5,065
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	18,000	17,344
Windstream Services LLC Company Guar. Notes 6.38% due 08/01/2023	16,000	9,160
		153,541
Television — 0.1%
CBS Corp. Company Guar. Notes 2.90% due 01/15/2027	18,000	16,313
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	6,000	5,919
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	21,000	20,325
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	10,000	9,725
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	30,000	29,775
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	10,000	10,138
		92,195
Theaters — 0.0%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	9,850
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	10,000	9,825
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	11,000	11,137
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	13,000	12,835
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*(3)	10,000	10,125
		53,772
Security Description	Principal Amount(18)	Value (Note 2)
Transactional Software — 0.0%
Solera LLC Senior Notes 10.50% due 03/01/2024*	$35,000	$38,937
Transport-Rail — 0.0%
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	19,000	19,475
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	15,000	15,131
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	15,247
Web Portals/ISP — 0.0%
Alphabet Inc Senior Notes 2.00% due 08/15/2026	15,000	13,630
Total U.S. Corporate Bonds & Notes (cost $8,225,614)		8,276,741
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Commercial — 0.1%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	9,474
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	10,305
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	10,000	10,312
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	18,209
		48,300
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	35,483
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	11,000	11,289
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	10,000	10,100
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	5,000	5,137
		26,526

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	$1,000	$1,025
Videotron, Ltd. Senior Notes 5.13% due 04/15/2027*	30,000	29,400
		30,425
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 4.88% due 06/01/2024*	8,000	7,660
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	12,000	11,400
Trinseo Materials Operating SCA/ Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	10,000	9,825
		28,885
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*	5,000	4,863
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	10,000	9,863
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	15,000	14,400
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	60,000	60,900
		75,300
Diamonds/Precious Stones — 0.0%
Northwest Acquisitions ULC/ Dominion Finco, Inc. Sec. Notes 7.13% due 11/01/2022*	5,000	5,100
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	20,000	20,700
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	15,000	16,444
		37,144
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	5,517
Security Description	Principal Amount(18)		Value (Note 2)
Diversified Minerals (continued)
Teck Resources, Ltd. Company Guar. Notes 3.75% due 02/01/2023		$5,000	$4,806
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022		5,000	5,063
			15,386
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		41,000	52,061
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036		10,000	12,788
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*		5,000	5,361
Finance-Other Services — 0.0%
Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*(3)		10,000	10,038
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	19,234
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*		10,000	10,212
New Gold, Inc. Company Guar. Notes 6.38% due 05/15/2025*		5,000	5,113
			15,325
Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Notes 5.38% due 03/01/2023*		5,000	4,913
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Company Guar. Notes 6.50% due 06/15/2023*		5,000	5,225
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*(3)		30,000	29,906
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*		10,000	7,763

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.0%
Concordia International Corp. Senior Notes 7.00% due 04/15/2023*†(9)	$15,000	$975
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	23,000	21,958
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	28,000	26,109
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	5,000	4,375
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	5,000	4,868
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	19,000	16,767
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	20,000	17,260
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	5,000	5,163
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,637
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	10,000	9,937
		122,074
Metal-Copper — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	10,000	10,562
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp. Company Guar. Notes 5.88% due 11/01/2024*	15,000	15,562
Oil & Gas Drilling — 0.0%
Ensco PLC Senior Notes 7.75% due 02/01/2026	10,000	9,175
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	15,000	13,912
Security Description	Principal Amount(18)	Value (Note 2)
Oil & Gas Drilling (continued)
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	$5,000	$4,925
		28,012
Oil Companies-Exploration & Production — 0.1%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	5,000	4,675
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	15,000	14,668
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	5,000	4,175
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	10,000	9,700
Seven Generations Energy, Ltd. Company Guar. Notes 5.38% due 09/30/2025*	20,000	19,100
Seven Generations Energy, Ltd. Company Guar. Notes 6.75% due 05/01/2023*	5,000	5,175
Vermilion Energy, Inc. Company Guar. Notes 5.63% due 03/15/2025*	5,000	4,888
		62,381
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	20,000	19,358
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	25,000	24,369
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	30,000	34,562
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	35,168
		113,457
Oil-Field Services — 0.0%
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	10,000	9,325
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	5,000	4,360
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024	15,000	13,687
		27,372
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	18,037

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	$15,000	$15,006
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	25,000	24,006
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	20,000	19,044
New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	10,000	9,565
New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,012
		33,621
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	2,000	1,811
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	25,000	23,344
		25,155
Security Services — 0.0%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	15,000	15,712
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	10,875
ArcelorMittal Senior Notes 7.25% due 10/15/2039	17,000	20,102
		30,977
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,794
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	25,375
Total Foreign Corporate Bonds & Notes (cost $1,072,060)		1,054,967
Security Description	Principal Amount(18)	Value (Note 2)
LOANS(13)(14)(15) — 0.1%
Auto-Heavy Duty Trucks — 0.1%
Navistar, Inc. FRS BTL-B 5.21% (1 ML +3.50%) due 11/06/2024	$30,000	$30,188
Building & Construction Products-Misc. — 0.0%
CPG International, Inc. FRS BTL-B 5.59% (6 ML +3.75%) due 09/30/2020	4,711	4,752
Building-Heavy Construction — 0.0%
Brand Energy & Infrastructure Services, Inc. FRS 1st Lien 6.00% (3 ML+4.25%) due 06/21/2024	4,987	5,024
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL-B 5.38% (1 ML+3.50%) due 09/07/2023	19,750	15,597
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 5.63% (1 ML+3.75%) due 06/30/2021	14,809	14,920
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 5.44% (1 ML +3.50%) due 02/28/2025	10,000	10,075
Robertshaw US Holding Corp. FRS 2nd Lien 9.94% (1 ML +8.00%) due 02/27/2026(1)(3)	10,000	10,000
		20,075
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 5.05% (3 ML +2.75%) due 07/06/2021	6,954	6,990
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS BTL 6.57% (3 ML +4.25%) due 11/17/2022	15,000	15,234
Oil-Field Services — 0.0%
FTS International, Inc. FRS BTL 6.63% (1 ML +4.75%) due 04/16/2021	7,755	7,761

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
LOANS(13)(14)(15) (continued)
Telecommunication Equipment — 0.0%
Avaya, Inc. FRS 1st Lien 6.54% (1 ML +4.75%) due 12/15/2024	$24,938	$25,109
Total Loans (cost $146,733)		145,650
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	36,680
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,578
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	43,272
Total Municipal Bonds & Notes (cost $70,181)		97,530
U.S. GOVERNMENT AGENCIES — 2.2%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	3,587	3,954
7.50% due 10/01/2029	4,220	4,722
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 12.40% (16.95-%1 ML) due 06/15/2034(5)(16)	13,123	14,638
Series 3065, Class DC 14.53% (19.86-%1 ML) due 03/15/2035(5)(16)	29,231	35,022
Series 3072, Class SM 17.28% (23.80-%1 ML) due 11/15/2035(5)(16)	14,757	19,130
		77,466
Federal National Mtg. Assoc. — 2.1%
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C05, Class 2M1 3.22% (1 ML+1.35%) due 01/25/2029	4,768	4,790
Series 2017-C01, Class 1M2 5.42% (1 ML+3.55%) due 07/25/2029	15,000	16,287
Series 2015-C01, Class 1M2 6.17% (1 ML+4.30%) due 02/25/2025	14,548	16,023
Series 2016-C03, Class 1M2 7.17% (1 ML+5.30%) due 10/25/2028	10,000	11,834
Federal National Mtg. Assoc. 3.00% due April TBA	1,000,000	975,312
3.50% due 01/01/2047	1,003,361	1,009,255
4.00% due 05/01/2019	14,050	14,455
Security Description	Principal Amount(18)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.00% due 09/01/2020	$3,031	$3,118
4.00% due 08/01/2047	960,330	986,822
4.50% due 03/01/2020	1,390	1,400
4.50% due 04/01/2020	2,258	2,275
4.50% due 09/01/2020	2,613	2,633
4.50% due 11/01/2020	1,411	1,428
5.00% due 03/01/2021	1,180	1,199
6.00% due 06/01/2036	1,442	1,620
6.50% due 01/01/2036	374	417
6.50% due 06/01/2036	6,753	7,536
6.50% due 07/01/2036	3,927	4,391
6.50% due 09/01/2036	11,335	12,650
6.50% due 11/01/2036	20,851	23,269
7.00% due 06/01/2033	3,939	4,413
7.00% due 04/01/2035	6,021	6,859
7.50% due 04/01/2024	4,782	5,090
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.40% due 10/25/2041(5)(7)(8)	82,069	1,395
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 14.64% (20.25-%1 ML) due 08/25/2035(5)(16)	7,299	9,060
Series 2005-122, Class SE 16.55% (23.10-%1 ML) due 11/25/2035(5)(16)	8,725	11,221
Series 2006-8, Class HP 17.70% (24.57-%1 ML) due 03/25/2036(5)(16)	15,375	22,335
		3,157,087
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	15,222	17,503
6.50% due 09/20/2037	3,703	4,287
		21,790
Total U.S. Government Agencies (cost $3,296,419)		3,256,343
U.S. GOVERNMENT TREASURIES — 3.5%
United States Treasury Bonds — 0.6%
2.75% due 08/15/2042(17)	730,000	705,306
3.00% due 02/15/2047	190,000	191,009
		896,315
United States Treasury Notes — 2.9%
0.88% due 06/15/2019	300,000	295,348
1.00% due 08/31/2019	910,000	894,608
1.13% due 12/31/2019	420,000	411,895
1.13% due 03/31/2020	600,000	586,313
1.63% due 07/31/2019	70,000	69,475
1.63% due 02/15/2026(17)	370,000	341,354
1.88% due 11/30/2021	430,000	421,064
2.00% due 11/30/2020	450,000	445,693
2.00% due 02/15/2022	510,000	500,955
2.13% due 12/31/2022	140,000	137,304

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares/ Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.25% due 11/15/2027	$30,000	$28,737
2.38% due 08/15/2024	120,000	117,970
		4,250,716
Total U.S. Government Treasuries (cost $5,217,967)		5,147,031
EXCHANGE-TRADED FUNDS — 4.2%
iShares MSCI EAFE	7,000	487,760
iShares MSCI Emerging Markets ETF	4,991	240,966
SPDR S&P 500 ETF Trust, Series 1	18,441	4,852,749
SPDR S&P MidCap 400 ETF	1,941	663,298
Total Exchange-Traded funds (cost $6,231,871)		6,244,773
EQUITY CERTIFICATES(3) — 0.1%
Beverages-Wine/Spirits — 0.0%
UBS AG - Wuliangye Yibin Co., Ltd.	28	300
Industrial Audio & Video Products — 0.1%
UBS AG - Hangzhou Hikvision Digital Technology Co., Ltd.	6,800	44,853
Medical-Drugs — 0.0%
UBS AG - Tonghua Dongbao Pharmaceutical Co., Ltd.	13,100	52,094
Real Estate Operations & Development — 0.0%
UBS AG – China Fortune Land Development Co., Ltd.	7,200	38,428
Total Equity Certificates (cost $133,961)		135,675
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Halcon Resources Corp. Expires 09/09/2020 (Strike Price $14.04) (cost $0)	198	101
Total Long-Term Investment Securities (cost $121,641,755)		135,517,152
SHORT-TERM INVESTMENT SECURITIES — 8.6%
Commercial Paper — 7.3%
Alpine Securitizaton Corp. 1.98% due 05/01/2018	730,000	728,680
American Honda Finance Corp. 1.64% due 04/05/2018	700,000	699,762
Atlantic Asset Securitization LLC 1.87% due 05/10/2018*	700,000	698,383
Australia & New Zealand Banking Group, Ltd. 1.93% due 04/16/2018*	730,000	729,383
BMW US Capital LLC 1.81% due 04/05/2018*	730,000	729,749
Chariot Funding LLC 2.22% due 06/11/2018*	730,000	726,735
Chevron Corp. 1.70% due 04/04/2018*	730,000	729,796
Security Description	Principal Amount(18)	Value (Note 2)
Commercial Paper (continued)
Commonwealth Bank of Australia 2.08% due 05/24/2018*	$730,000	$727,701
Fairway Finance Co. LLC 1.83% due 04/25/2018*	730,000	728,926
Lloyds Bank PLC 2.13% due 06/01/2018	730,000	727,315
MetLife Short Term Funding LLC 1.93% due 05/14/2018*	730,000	728,169
National Australia Bank, Ltd. 1.69% due 04/03/2018*	730,000	729,814
Old Line Funding LLC 1.83% due 04/17/2018*	730,000	729,286
Victory Receivables Corp. 1.71% due 04/06/2018*	730,000	729,720
Walmart, Inc. 1.89% due 04/18/2018*	730,000	729,242
		10,872,661
U.S. Government Agencies — 1.3%
Federal Home Loan Bank Disc. Notes 1.71% due 04/17/2018	2,000,000	1,998,616
Total Short-Term Investment Securities (cost $12,873,078)		12,871,277
REPURCHASE AGREEMENTS — 1.1%
Agreement with Bank of America Securities LLC, bearing interest at 1.77%, dated 03/29/2018, to be repurchased 04/02/2018 in the amount of $1,691,333 collateralized by $1,725,000 of United States Treasury Notes, bearing interest at 2.38% due 03/15/2021 and having an approximate value of $1,726,213. (cost $1,691,000)	1,691,000	1,691,000
TOTAL INVESTMENTS (cost $136,205,833)(19)	100.9%	150,079,429
Liabilities in excess of other assets	(0.9)	(1,306,005)
NET ASSETS	100.0%	$148,773,424

@  See Note 1

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $13,993,779 representing 9.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Vistra Energy Corp. CVR	10/06/2016	1,362	$0	$695	$0.51	0.00%
Loans
Robertshaw US Holding Corp. FRS 2nd Lien	02/15/2018	10,000	9,900	10,000	100.00	0.00
				$10,695		0.00%

(2)  Securities classified as Level 3 (see Note 2).

(3)  Illiquid security. At March 31, 2018, the aggregate value of these securities was $486,152 representing 0.3% of net assets.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(9)  Security in default

(10)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(11)  Company has filed for bankruptcy protection.

(12)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(13)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(14)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(16)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2018.

(17)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(18)  Denominated in United States Dollars unless otherwise indicated.

(19)  See Note 4 for cost of investments on a tax basis

ADR — American Depositary Receipt

BTL — Bank Term Loan

CAD — Canadian Dollar

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

DAC — Designated Activity Company

GDR — Global Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
96	Long	E-Mini Russell 2000 Index	June 2018	$7,681,268	$7,349,760	$(331,508)
42	Long	S&P 500 E-Mini Index	June 2018	5,562,678	5,550,300	(12,378)
17	Short	S&P 500 E-Mini Index	June 2018	2,370,565	2,246,550	124,015
9	Long	TOPIX Index	June 2018	1,445,937	1,463,821	17,884
66	Long	U.S. Treasury 10 Year Notes	June 2018	7,937,781	7,995,281	57,500
49	Short	U.S. Treasury 10 Year Notes	June 2018	5,893,016	5,935,891	(42,875)
1	Short	U.S. Treasury 10 Year Ultra Notes	June 2018	128,312	129,859	(1,547)
6	Long	U.S. Treasury 2 Year Notes	June 2018	1,275,812	1,275,656	(156)
43	Short	U.S. Treasury 2 Year Notes	June 2018	9,145,562	9,142,203	3,359
53	Short	U.S. Treasury 5 Year Notes	June 2018	6,053,180	6,066,430	(13,250)
						$(198,956)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts

					Value
Swap Counterparty	Notional Amount (000's)	Maturity Date	Payments Received (Paid) by Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	$7,508	11/27/2018	(3 Month USD LIBOR-BBA plus 37 bps)/Quarterly	Citibank U.S. Equity Custom Basket(1)/Quarterly	$—	$(159,410)
Citibank N.A.@	6,215	11/27/2018	3 Month USD LIBOR-BBA plus 35 bps/Quarterly	Russell 1000 Index Total Return/ Quarterly	—	205,581
Net Unrealized Appreciation (Depreciation)					$—	$46,171

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs (see Note 2).

(1)  The following are the 50 largest components in the Citibank U.S. Equity Custom Basket:

Common Stock	Percentage*	Shares	Value
JPMorgan Chase & Co.	2.9%	51	$216,919
Alphabet, Inc., Class A	2.3	4	173,201
Raytheon Co.	2.0	18	147,460
Northrop Grumman Corp.	1.9	11	146,256
Apple, Inc.	1.9	22	145,674
McDonald's Corp.	1.9	23	140,976
Time Warner, Inc.	1.9	38	140,704
PNC Financial Services Group, Inc.	1.8	23	135,929
Texas Instruments, Inc.	1.8	33	135,075
eBay, Inc.	1.8	86	134,803
Intuit, Inc.	1.8	20	133,677
Constellation Brands, Inc., Class A	1.8	15	133,599
Cognizant Technology Solutions Corp., Class A	1.8	43	133,444
American Express Co.	1.8	36	132,124
Danaher Corp.	1.8	35	132,046
Humana, Inc.	1.7	12	124,475
Exxon Mobil Corp.	1.5	39	114,342
Pfizer, Inc.	1.5	83	113,953
American Electric Power Co., Inc.	1.5	42	112,167
TJX Cos., Inc.	1.5	35	109,877
Occidental Petroleum Corp.	1.5	43	109,566

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Common Stock	Percentage*	Shares	Value
Honeywell International, Inc.	1.4%	19	$107,042
Lowe's Cos., Inc.	1.4	31	105,295
Kimberly-Clark Corp.	1.3	23	99,899
Johnson & Johnson	1.3	20	97,608
Baxter International, Inc.	1.2	35	87,164
Allstate Corp.	1.2	24	86,620
Duke Energy Corp.	1.1	28	85,649
Marathon Petroleum Corp.	1.1	30	84,291
Microsoft Corp.	1.1	24	83,553
General Dynamics Corp.	1.1	10	81,767
Norfolk Southern Corp.	1.1	15	81,534
Walt Disney Co.	1.1	21	80,525
HP, Inc.	1.0	89	75,982
Fidelity National Information Services, Inc.	1.0	20	75,594
Applied Materials, Inc.	1.0	34	73,536
Verizon Communications, Inc.	1.0	39	72,915
Red Hat, Inc.	1.0	12	71,750
Facebook, Inc., Class A	0.9	11	70,702
F5 Networks, Inc.	0.9	13	70,663
Harris Corp.	0.9	11	67,984
NetApp, Inc.	0.9	28	67,634
Sysco Corp.	0.9	29	66,470
Crown Holdings, Inc.	0.9	33	64,295
Ross Stores, Inc.	0.8	20	61,112
Waste Management, Inc.	0.8	19	60,801
CME Group, Inc.	0.8	9	57,346
Travelers Cos., Inc.	0.8	11	57,307
Kinder Morgan, Inc.	0.8	97	56,491
Zoetis, Inc.	0.8	17	56,336

*  Represents the weighting of the component in the custom basket.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank Of America, N.A.	USD	121,860	HKD	950,700	05/16/2018	$—	$(549)
	USD	570,321	GBP	413,600	06/20/2018	11,818	—
						11,818	(549)
Citibank N.A.	CAD	17,600	USD	14,095	04/18/2018	429	—
	USD	244,857	JPY	26,610,000	05/16/2018	5,863	—
	USD	183,667	DKK	1,100,000	06/20/2018	—	(1,060)
	USD	324,093	EUR	263,500	06/20/2018	1,974	—
						8,266	(1,060)
Goldman Sachs International	USD	309,452	EUR	251,600	06/20/2018	1,889	—
JPMorgan Chase Bank	NOK	450,600	USD	57,741	06/20/2018	118	—
	USD	296,498	AUD	379,000	04/18/2018	—	(5,411)
	USD	308,688	JPY	33,571,000	05/16/2018	7,619	—
	USD	167,326	SGD	218,600	05/16/2018	—	(443)
	USD	238,023	CHF	221,700	06/20/2018	—	(4,610)
	USD	485,858	EUR	394,900	06/20/2018	2,809	—
	USD	310,365	GBP	225,000	06/20/2018	6,321	—
	USD	192,949	SEK	1,581,500	06/20/2018	—	(2,459)
						16,867	(12,923)

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (unaudited) (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Co.	USD	12,765	ILS	43,900	04/18/2018	$—	$(238)
	USD	220,738	JPY	24,013,100	05/16/2018	5,514	—
						5,514	(238)
UBS AG	USD	397,666	AUD	508,300	04/18/2018	—	(7,272)
Net Unrealized Appreciation (Depreciation)						$44,354	$(22,042)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — New Israeli Sheqel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singpore Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric-Generation	$—	$65,483	#	$—	$65,483
Hazardous Waste Disposal	—	—		74	74
Oil Companies-Exploration & Production	63,863	178,901	**	810	243,574
Other Industries	91,563,669	16,700,368	**	—	108,264,037
Convertible Preferred Securities	12,277	—		—	12,277
Preferred Securities	15,068	—		—	15,068
Preferred Securities/Capital Securities	—	591,386		—	591,386
Asset Backed Securities	—	1,958,310		—	1,958,310
Convertible Bonds & Notes	—	8,132		—	8,132
U.S. Corporate Bonds & Notes:
Oil-Field Services	—	43,854		3	43,857
Telecommunication Equipment	—	60,088		0	60,088
Other Industries	—	8,172,796		—	8,172,796
Foreign Corporate Bonds & Notes	—	1,054,967		—	1,054,967
Loans	—	145,650		—	145,650
Municipal Bonds & Notes	—	97,530		—	97,530
U.S. Government Agencies	—	3,256,343		—	3,256,343
U.S. Government Treasuries	—	5,147,031		—	5,147,031
Exchange-Traded Funds	6,244,773	—		—	6,244,773
Equity Certificates	—	135,675		—	135,675
Warrants	101	—		—	101
Short-Term Investment Securities		—		12,871,277	12,871,277
Repurchase Agreements	—	1,691,000		—	1,691,000
Total Investments at Value	$97,899,751	$52,178,791		$887	$150,079,429
Other Financial Instruments:†
Futures Contracts	$184,874	$17,884		$—	$202,758
Over the Counter Total Return Swap Contracts	—	205,581		—	205,581
Forward Foreign Currency Contracts	—	44,354		—	44,354
Total Other Financial Instruments	$184,874	$267,819		$—	$452,693

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$401,714	$—	$—	$401,714
Over the Counter Total Return Swap Contracts	—	159,410	—	159,410
Forward Foreign Currency Contracts	—	22,042	—	22,042
Total Other Financial Instruments	$401,714	$181,452	$—	$583,166

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

#  Amount includes $64,788 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $11,174,336 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
E-Commerce/Products	9.9%
Applications Software	9.3
E-Commerce/Services	5.8
Internet Content-Entertainment	5.1
Finance-Credit Card	5.0
Web Portals/ISP	4.9
Medical-HMO	4.3
Commercial Services-Finance	3.9
Medical-Biomedical/Gene	3.4
Medical Products	3.4
Aerospace/Defense	3.3
Electronic Components-Semiconductors	2.4
Auto-Cars/Light Trucks	2.1
Real Estate Investment Trusts	2.1
Diversified Banking Institutions	2.0
Finance-Investment Banker/Broker	1.9
Computers	1.9
Casino Hotels	1.8
Entertainment Software	1.7
Tobacco	1.6
Data Processing/Management	1.5
Machinery-General Industrial	1.4
Medical Instruments	1.4
Internet Security	1.3
Internet Application Software	1.3
Multimedia	1.0
Airlines	1.0
Gas-Distribution	0.9
Electronic Measurement Instruments	0.9
Insurance-Multi-line	0.9
Finance-Other Services	0.9
Retail-Discount	0.8
Instruments-Controls	0.8
Enterprise Software/Service	0.7
Registered Investment Companies	0.7
Lighting Products & Systems	0.7
Retail-Restaurants	0.7
Semiconductor Equipment	0.6
Software Tools	0.6
Auto/Truck Parts & Equipment-Original	0.6
Electric-Integrated	0.6
Chemicals-Diversified	0.6
Water	0.5
Diversified Manufacturing Operations	0.5
Diagnostic Equipment	0.5
Athletic Footwear	0.4
Banks-Fiduciary	0.4
Semiconductor Components-Integrated Circuits	0.4
Building & Construction Products-Misc.	0.4
Banks-Commercial	0.4
Building-Residential/Commercial	0.3
Computer Software	0.2
Hotels/Motels	0.2
Retail-Building Products	0.2
Real Estate Management/Services	0.1
100.2%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Aerospace/Defense — 3.3%
Boeing Co.	41,990	$13,767,681
Airlines — 1.0%
American Airlines Group, Inc.	81,410	4,230,064
Applications Software — 9.0%
Intuit, Inc.	35,780	6,202,463
Microsoft Corp.	204,700	18,682,969
Red Hat, Inc.†	16,821	2,514,908
salesforce.com, Inc.†	56,200	6,536,060
ServiceNow, Inc.†	20,614	3,410,586
		37,346,986
Athletic Footwear — 0.4%
NIKE, Inc., Class B	27,300	1,813,812
Auto-Cars/Light Trucks — 2.1%
Ferrari NV	18,249	2,199,369
Tesla, Inc.†	24,720	6,578,734
		8,778,103
Auto/Truck Parts & Equipment-Original — 0.6%
Aptiv PLC	28,700	2,438,639
Banks-Commercial — 0.4%
First Republic Bank	16,525	1,530,380
Banks-Fiduciary — 0.4%
State Street Corp.	17,900	1,785,167
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	28,535	1,680,426
Building-Residential/Commercial — 0.3%
NVR, Inc.†	480	1,344,000
Casino Hotels — 1.8%
Caesars Entertainment Corp.†	260,948	2,935,665
MGM Resorts International	29,480	1,032,389
Wynn Resorts, Ltd.	18,652	3,401,379
		7,369,433
Chemicals-Diversified — 0.6%
DowDuPont, Inc.	36,200	2,306,302
Commercial Services-Finance — 3.9%
Equifax, Inc.	24,356	2,869,380
PayPal Holdings, Inc.†	73,652	5,587,977
TransUnion†	55,265	3,137,947
Worldpay, Inc., Class A†	52,800	4,342,272
		15,937,576
Computer Software — 0.2%
Dropbox, Inc., Class A†	4,151	129,719
Dropbox, Inc., Class A†(2)(3)	25,608	760,237
		889,956
Computers — 1.9%
Apple, Inc.	46,272	7,763,516
Data Processing/Management — 1.5%
Fidelity National Information Services, Inc.	27,400	2,638,620
Fiserv, Inc.†	48,034	3,425,304
		6,063,924
Security Description	Shares	Value (Note 2)
Diagnostic Equipment — 0.5%
Danaher Corp.	19,600	$1,919,036
Diversified Banking Institutions — 2.0%
JPMorgan Chase & Co.	41,800	4,596,746
Morgan Stanley	70,400	3,798,784
		8,395,530
Diversified Manufacturing Operations — 0.5%
Illinois Tool Works, Inc.	12,400	1,942,584
E-Commerce/Products — 9.6%
Alibaba Group Holding, Ltd. ADR†	62,939	11,551,824
Amazon.com, Inc.†	19,479	28,192,736
Flipkart, Ltd.†(1)(2)(3)	772	67,630
		39,812,190
E-Commerce/Services — 4.8%
Booking Holdings, Inc.†	9,450	19,659,686
Uber Technologies, Inc., Class A†(1)(2)(3)	834	28,980
		19,688,666
Electric-Integrated — 0.6%
NextEra Energy, Inc.	14,200	2,319,286
Electronic Components-Semiconductors — 2.4%
Broadcom, Ltd.	17,400	4,100,310
Texas Instruments, Inc.	39,458	4,099,292
Xilinx, Inc.	23,089	1,667,949
		9,867,551
Electronic Measurement Instruments — 0.9%
Fortive Corp.	46,604	3,612,742
Enterprise Software/Service — 0.7%
Workday, Inc., Class A†	24,109	3,064,495
Entertainment Software — 1.7%
Activision Blizzard, Inc.	34,100	2,300,386
Electronic Arts, Inc.†	37,800	4,582,872
		6,883,258
Finance-Credit Card — 5.0%
Mastercard, Inc., Class A	53,100	9,300,996
Visa, Inc., Class A	95,200	11,387,824
		20,688,820
Finance-Investment Banker/Broker — 1.9%
Charles Schwab Corp.	47,000	2,454,340
TD Ameritrade Holding Corp.	93,733	5,551,806
		8,006,146
Finance-Other Services — 0.9%
Intercontinental Exchange, Inc.	48,700	3,531,724
Gas-Distribution — 0.9%
Sempra Energy	32,498	3,614,428
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	6,864	933,367
Instruments-Controls — 0.8%
Honeywell International, Inc.	22,700	3,280,377
Insurance-Multi-line — 0.9%
Chubb, Ltd.	26,400	3,610,728
Internet Application Software — 1.3%
Tencent Holdings, Ltd.	99,900	5,317,799

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Entertainment — 5.1%
Facebook, Inc., Class A†	95,328	$15,232,461
Netflix, Inc.†	16,300	4,814,205
Snap, Inc., Class A†	51,500	817,305
		20,863,971
Internet Security — 1.3%
Symantec Corp.	206,428	5,336,164
Lighting Products & Systems — 0.7%
Acuity Brands, Inc.	20,954	2,916,587
Machinery-General Industrial — 1.4%
Roper Technologies, Inc.	14,824	4,160,948
Wabtec Corp.	22,159	1,803,743
		5,964,691
Medical Instruments — 1.4%
Intuitive Surgical, Inc.†	13,953	5,760,217
Medical Products — 3.4%
Becton Dickinson and Co.	35,739	7,744,641
Stryker Corp.	38,179	6,143,765
		13,888,406
Medical-Biomedical/Gene — 3.4%
Alexion Pharmaceuticals, Inc.†	35,746	3,984,249
Alnylam Pharmaceuticals, Inc.†	15,023	1,789,240
Incyte Corp.†	22,100	1,841,593
Vertex Pharmaceuticals, Inc.†	40,386	6,582,110
		14,197,192
Medical-HMO — 4.3%
Anthem, Inc.	20,800	4,569,760
Centene Corp.†	16,484	1,761,645
Cigna Corp.	12,982	2,177,601
UnitedHealth Group, Inc.	42,612	9,118,968
		17,627,974
Multimedia — 1.0%
Walt Disney Co.	42,700	4,288,788
Real Estate Investment Trusts — 2.1%
American Tower Corp.	14,200	2,063,828
Crown Castle International Corp.	58,544	6,417,008
		8,480,836
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)	532	24,392
Retail-Building Products — 0.2%
Home Depot, Inc.	3,600	641,664
Retail-Discount — 0.8%
Dollar General Corp.	16,950	1,585,673
Dollarama, Inc.	14,323	1,740,750
		3,326,423
Retail-Restaurants — 0.7%
Yum! Brands, Inc.	33,600	2,860,368
Semiconductor Components-Integrated Circuits — 0.4%
QUALCOMM, Inc.	31,400	1,739,874
Semiconductor Equipment — 0.6%
ASML Holding NV	13,600	2,700,416
Security Description	Shares	Value (Note 2)
Software Tools — 0.6%
VMware, Inc., Class A†	20,256	$2,456,445
Tobacco — 1.6%
Philip Morris International, Inc.	66,345	6,594,693
Water — 0.5%
American Water Works Co., Inc.	24,200	1,987,546
Web Portals/ISP — 4.9%
Alphabet, Inc., Class A†	9,200	9,541,688
Alphabet, Inc., Class C†	10,266	10,592,356
		20,134,044
Total Common Stocks (cost $299,478,502)		403,325,383
CONVERTIBLE PREFERRED SECURITIES — 1.7%
Applications Software — 0.3%
Magic Leap, Inc., Series C†(1)(2)(3)	26,666	719,982
Magic Leap, Inc., Series D†(1)(2)(3)	16,678	450,306
		1,170,288
E-Commerce/Products — 0.3%
Flipkart, Ltd., Series A†(1)(2)(3)	265	23,215
Flipkart, Ltd., Series C†(1)(2)(3)	465	40,736
Flipkart, Ltd., Series E†(1)(2)(3)	864	75,689
Flipkart, Ltd., Series G†(1)(2)(3)	3,830	453,370
Flipkart, Ltd., Series H†(1)(2)(3)	3,563	500,933
		1,093,943
E-Commerce/Services — 1.0%
Airbnb, Inc., Series D†(1)(2)(3)	13,329	1,453,083
Airbnb, Inc., Series E†(1)(2)(3)	8,841	963,816
Uber Technologies, Inc., Series A†(1)(2)(3)	119	4,135
Uber Technologies, Inc., Series B†(1)(2)(3)	319	11,085
Uber Technologies, Inc., Series C-1†(1)(2)(3)	84	2,919
Uber Technologies, Inc., Series C-2†(1)(2)(3)	68	2,363
Uber Technologies, Inc., Series C-3†(1)(2)(3)	1	35
Uber Technologies, Inc., Series D†(1)(2)(3)	76	2,641
Uber Technologies, Inc., Series E†(1)(2)(3)	36	1,251
Uber Technologies, Inc., Series G†(1)(2)(3)	20,747	720,928
Uber Technologies, Inc., Series G-1†(1)(2)(3)	183	6,359
Uber Technologies, Inc., Series Seed†(1)(2)(3)	304	10,564
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	19,048	951,192
		4,130,371
Real Estate Management/Services — 0.1%
WeWork Cos., Inc., Series E†(1)(2)(3)	13,398	614,298
Total Convertible Preferred Securities (cost $5,594,482)		7,008,900
Total Long-Term Investment Securities (cost $305,072,984)		410,334,283

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(4)	600,891	$600,891
T. Rowe Price Government Reserve Fund 1.63%(4)	2,443,551	2,443,551
Total Short-Term Investment Securities (cost $3,044,442)		3,044,442
TOTAL INVESTMENTS (cost $308,117,426)(5)	100.2%	413,378,725
Liabilities in excess of other assets	(0.2)	(913,692)
NET ASSETS	100.0%	$412,465,033

@  See Note 1

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  Illiquid security. At March 31, 2018, the aggregate value of these securities was $7,890,139 representing 1.9% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc., Class A	11/07/2014	25,608	$733,734	$760,237	$29.69	0.18%
Flipkart, Ltd.	03/19/2015	772	88,008	67,630	87.60	0.02
Uber Technologies, Inc., Class A	01/16/2018	834	27,496	28,980	34.75	0.01
WeWork Cos., Inc., Class A	06/23/2015	532	17,497	24,392	45.85	0.01
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	13,329	542,664	1,453,083	109.02	0.35
Airbnb, Inc., Series E	07/14/2015	8,841	823,048	963,816	109.02	0.23
Flipkart, Ltd. Series A	03/19/2015	265	30,209	23,215	87.60	0.01
Flipkart, Ltd. Series C	03/19/2015	465	53,010	40,736	87.60	0.01
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Flipkart, Ltd. Series E	03/19/2015	864	$98,496	$75,689	$87.60	0.02%
Flipkart, Ltd. Series G	12/17/2014	3,830	458,681	453,370	118.37	0.11
Flipkart, Ltd. Series H	04/17/2015	3,563	506,801	500,933	140.59	0.12
Magic Leap, Inc., Series C	01/20/2016	26,666	614,198	719,982	27.00	0.17
Magic Leap, Inc., Series D	10/12/2017	16,678	450,306	450,306	27.00	0.11
Uber Technologies, Inc., Series A	01/16/2018	119	3,923	4,135	34.75	0.00
Uber Technologies, Inc., Series B	01/16/2018	319	10,517	11,085	34.75	0.00
Uber Technologies, Inc., Series C-1	01/16/2018	84	2,769	2,919	34.75	0.00
Uber Technologies, Inc., Series C-2	01/16/2018	68	2,242	2,363	34.75	0.00
Uber Technologies, Inc., Series C-3	01/16/2018	1	33	35	34.75	0.00
Uber Technologies, Inc., Series D	01/16/2018	76	2,506	2,641	34.75	0.00
Uber Technologies, Inc., Series E	01/16/2018	36	1,187	1,251	34.75	0.00
Uber Technologies, Inc., Series G	12/03/2015	20,747	1,011,877	720,928	34.75	0.17
Uber Technologies, Inc., Series G-1	01/16/2018	183	8,925	6,359	34.75	0.00
Uber Technologies, Inc., Series Seed	01/16/2018	304	10,023	10,564	34.75	0.00
WeWork Cos., Inc., Series E	06/23/2015	13,398	440,655	614,298	45.85	0.15
Xiaoju Kuaizhi, Inc., Series A-17	10/19/15	19,048	522,414	951,192	49.94	0.23
				$7,890,139		1.90%

(4)  The rate shown is the 7-day yield as of March 31, 2018.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Computer Software	$129,719	$760,237		$—	$889,956
E-Commerce/Products	39,744,560	—		67,630	39,812,190
E-Commerce/Services	19,659,686	—		28,980	19,688,666
Real Estate Management/Services	—	—		24,392	24,392
Other Industries	337,592,380	5,317,799	**	—	342,910,179
Convertible Preferred Securities	—	—		7,008,900	7,008,900
Short-Term Investment Securities	3,044,442	—		—	3,044,442
Total Investment at Value	$400,170,787	$6,078,036		$7,129,902	$413,378,725

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note2).

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $5,317,799 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing prodecures for foreign equity securities. There were no other material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2017	$488,832	$6,388,402
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	18,126	—
Realized Loss	(4,305)	(14,901)
Change in unrealized appreciation(1)	410,501	729,340
Change in unrealized depreciation(1)	(23,484)	(377,878)
Net purchases	27,496	492,431
Net sales	(796,164)	(208,494)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of March 31, 2018	$121,002	$7,008,900

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2018 includes:

Common Stocks	Convertible Preferred Securities
$(6,833)	$293,040

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2018.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Value at March 31, 2018	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$24,392	Market Approach	Secondary Market Transaction/Tender Price*	$26 - $51.81	($38.905)
	$96,610	Market Approach	Primary Market Transaction Price*	$48.7722 - $88.1135	($68.4429)
			Secondary Market Transactions*	$34.3971 - $85.30	($60.6346)
			Tender Price*	$32.9700
Convertible Preferred Securities	$614,298	Market Approach	Secondary Market Transaction/Tender Price*	$26 - $51.81	($38.905)
	$2,807,414	Market Approach	Primary Market Transaction Price*	$48.7722 - $88.1135	($62.6059)
			Secondary Market Transactions*	$34.3971 - $85.30	($55.3272)
			Tender Price*	$32.9700
	$1,170,288	Market Approach	Market Transaction Price*	$27.000000
	$2,416,900	Market Approach	Market Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.3	x
			2020 Estimated Gross Profit Multiple*	7.3	x
			Discount for Lack of Marketability	10.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (unaudited)

Industry Allocation*
Applications Software	7.2%
Computers	5.7
Web Portals/ISP	5.4
E-Commerce/Products	4.9
Medical-Biomedical/Gene	4.1
Internet Content-Entertainment	3.7
Finance-Credit Card	3.6
Electronic Components-Semiconductors	3.6
Medical-Drugs	3.4
Aerospace/Defense	2.7
Retail-Restaurants	2.5
Real Estate Investment Trusts	2.5
Beverages-Non-alcoholic	2.0
Medical Instruments	1.8
Medical-HMO	1.7
Diversified Manufacturing Operations	1.6
Cable/Satellite TV	1.5
Cosmetics & Toiletries	1.5
Electronic Forms	1.5
Tobacco	1.3
Retail-Building Products	1.2
E-Commerce/Services	1.2
Diagnostic Equipment	1.2
Transport-Rail	1.2
Commercial Services-Finance	1.2
Entertainment Software	1.2
Athletic Footwear	1.2
Commercial Services	0.9
Enterprise Software/Service	0.9
Oil Companies-Exploration & Production	0.9
Electronic Components-Misc.	0.9
Semiconductor Components-Integrated Circuits	0.9
Semiconductor Equipment	0.9
Machinery-General Industrial	0.8
Auto/Truck Parts & Equipment-Original	0.8
Coatings/Paint	0.8
Instruments-Controls	0.8
Finance-Other Services	0.8
Multimedia	0.8
Networking Products	0.7
Exchange-Traded Funds	0.7
Retail-Apparel/Shoe	0.7
Electronic Connectors	0.6
Computer Services	0.6
Drug Delivery Systems	0.6
Transport-Services	0.6
Industrial Gases	0.5
Finance-Investment Banker/Broker	0.5
Electronic Measurement Instruments	0.5
Consulting Services	0.5
Aerospace/Defense-Equipment	0.5
Banks-Fiduciary	0.5
Medical Products	0.5
Airlines	0.4
Insurance-Property/Casualty	0.4
Data Processing/Management	0.4
Banks-Commercial	0.4
Diversified Banking Institutions	0.4
Machinery-Pumps	0.4
Chemicals-Diversified	0.4
Electric Products-Misc.	0.4%
Computer Aided Design	0.3
Containers-Metal/Glass	0.3
Food-Misc./Diversified	0.3
Casino Hotels	0.3
Building Products-Cement	0.3
Containers-Paper/Plastic	0.3
Medical-Hospitals	0.3
Registered Investment Companies	0.3
Medical Information Systems	0.3
Retail-Discount	0.3
Cruise Lines	0.2
Banks-Super Regional	0.2
Food-Confectionery	0.2
Investment Management/Advisor Services	0.2
Therapeutics	0.2
Repurchase Agreements	0.2
Computer Software	0.2
Medical-Generic Drugs	0.2
U.S. Government Agencies	0.2
Electric-Integrated	0.2
Food-Catering	0.2
Retail-Gardening Products	0.2
Auto-Cars/Light Trucks	0.2
Distribution/Wholesale	0.2
Insurance Brokers	0.2
Hotels/Motels	0.2
Chemicals-Specialty	0.2
Apparel Manufacturers	0.2
Independent Power Producers	0.1
Finance-Consumer Loans	0.1
Beverages-Wine/Spirits	0.1
Machinery-Construction & Mining	0.1
Non-Hazardous Waste Disposal	0.1
Building-Residential/Commercial	0.1
Agricultural Chemicals	0.1
Machinery-Farming	0.1
Consumer Products-Misc.	0.1
Retail-Major Department Stores	0.1
Instruments-Scientific	0.1
Retail-Auto Parts	0.1
Dental Supplies & Equipment	0.1
Medical Labs & Testing Services	0.1
100.0%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Aerospace/Defense — 2.7%
Boeing Co.	17,788	$5,832,329
General Dynamics Corp.	8,022	1,772,060
Lockheed Martin Corp.	2,165	731,619
Northrop Grumman Corp.	12,952	4,521,802
Raytheon Co.	2,473	533,723
Rockwell Collins, Inc.	2,304	310,694
TransDigm Group, Inc.	682	209,333
		13,911,560
Aerospace/Defense-Equipment — 0.5%
Harris Corp.	1,051	169,505
L3 Technologies, Inc.	10,612	2,207,296
		2,376,801
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,410	53,199
Monsanto Co.	3,221	375,859
		429,058
Airlines — 0.4%
American Airlines Group, Inc.	3,196	166,064
Southwest Airlines Co.	5,093	291,727
United Continental Holdings, Inc.†	24,669	1,713,756
		2,171,547
Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	2,126	39,161
Michael Kors Holdings, Ltd.†	2,137	132,665
Under Armour, Inc., Class C†	26,376	378,496
VF Corp.	2,869	212,650
		762,972
Applications Software — 7.2%
Intuit, Inc.	15,877	2,752,278
Microsoft Corp.	285,778	26,082,958
Red Hat, Inc.†	2,488	371,981
salesforce.com, Inc.†	65,125	7,574,037
		36,781,254
Athletic Footwear — 1.2%
NIKE, Inc., Class B	88,858	5,903,726
Auto-Cars/Light Trucks — 0.2%
Tesla, Inc.†	3,343	889,673
Auto/Truck Parts & Equipment-Original — 0.8%
Aptiv PLC	42,462	3,607,996
BorgWarner, Inc.	1,864	93,629
Delphi Technologies PLC	11,180	532,727
		4,234,352
Banks-Commercial — 0.4%
First Republic Bank	20,407	1,889,892
SVB Financial Group†	743	178,328
		2,068,220
Banks-Fiduciary — 0.5%
Northern Trust Corp.	23,033	2,375,393
Security Description	Shares	Value (Note 2)
Banks-Super Regional — 0.2%
Comerica, Inc.	1,239	$118,857
SunTrust Banks, Inc.	16,053	1,092,246
		1,211,103
Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	146,954	6,382,212
Dr Pepper Snapple Group, Inc.	1,213	143,595
Monster Beverage Corp.†	44,096	2,522,732
PepsiCo, Inc.	9,793	1,068,906
		10,117,445
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,463	133,987
Constellation Brands, Inc., Class A	2,409	549,059
		683,046
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	2,135	125,730
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	380	78,774
Vulcan Materials Co.	12,939	1,477,246
		1,556,020
Building Products-Wood — 0.0%
Masco Corp.	2,907	117,559
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	4,808	210,783
Lennar Corp., Class A	2,264	133,440
PulteGroup, Inc.	3,704	109,231
		453,454
Cable/Satellite TV — 1.5%
Charter Communications, Inc., Class A†	2,615	813,840
Comcast Corp., Class A	206,208	7,046,128
		7,859,968
Casino Hotels — 0.3%
Las Vegas Sands Corp.	17,823	1,281,474
MGM Resorts International	3,152	110,383
Wynn Resorts, Ltd.	1,129	205,884
		1,597,741
Chemicals-Diversified — 0.4%
DowDuPont, Inc.	23,721	1,511,265
FMC Corp.	1,888	144,564
PPG Industries, Inc.	1,717	191,617
		1,847,446
Chemicals-Specialty — 0.2%
Albemarle Corp.	917	85,043
International Flavors & Fragrances, Inc.	677	92,688
Valvoline, Inc.	27,822	615,701
		793,432
Coatings/Paint — 0.8%
Sherwin-Williams Co.	10,697	4,194,508

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services — 0.9%
Cintas Corp.	1,212	$206,743
CoStar Group, Inc.†	4,540	1,646,567
Ecolab, Inc.	15,038	2,061,259
ServiceMaster Global Holdings, Inc.†	15,893	808,159
		4,722,728
Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	6,230	706,981
Equifax, Inc.	996	117,339
Global Payments, Inc.	17,489	1,950,373
H&R Block, Inc.	1,880	47,771
Moody's Corp.	2,337	376,958
PayPal Holdings, Inc.†	15,855	1,202,919
S&P Global, Inc.	3,568	681,702
Total System Services, Inc.	2,324	200,468
Western Union Co.	2,517	48,402
Worldpay, Inc., Class A†	8,730	717,955
		6,050,868
Computer Aided Design — 0.3%
ANSYS, Inc.†	1,179	184,737
Autodesk, Inc.†	9,936	1,247,763
Cadence Design Systems, Inc.†	3,975	146,161
Synopsys, Inc.†	2,090	173,972
		1,752,633
Computer Services — 0.6%
Accenture PLC, Class A	5,460	838,110
Amdocs, Ltd.	20,041	1,337,136
Cognizant Technology Solutions Corp., Class A	8,264	665,252
DXC Technology Co.	2,085	209,605
		3,050,103
Computer Software — 0.2%
Akamai Technologies, Inc.†	956	67,857
Citrix Systems, Inc.†	1,018	94,470
SS&C Technologies Holdings, Inc.	16,678	894,608
		1,056,935
Computers — 5.7%
Apple, Inc.	172,858	29,002,115
Computers-Memory Devices — 0.0%
NetApp, Inc.	3,765	232,263
Consulting Services — 0.5%
Gartner, Inc.†	11,815	1,389,680
Verisk Analytics, Inc.†	10,329	1,074,216
		2,463,896
Consumer Products-Misc. — 0.1%
Clorox Co.	1,037	138,035
Kimberly-Clark Corp.	2,169	238,872
		376,907
Containers-Metal/Glass — 0.3%
Ball Corp.	43,259	1,717,815
Security Description	Shares	Value (Note 2)
Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	862	$97,147
Sealed Air Corp.	33,934	1,452,036
		1,549,183
Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	32,087	2,299,996
Estee Lauder Cos., Inc., Class A	27,990	4,190,663
Procter & Gamble Co.	13,109	1,039,282
		7,529,941
Cruise Lines — 0.2%
Carnival Corp.	2,567	168,344
Norwegian Cruise Line Holdings, Ltd.†	17,176	909,813
Royal Caribbean Cruises, Ltd.	1,586	186,735
		1,264,892
Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	2,886	277,921
Fiserv, Inc.†	22,706	1,619,165
Paychex, Inc.	2,920	179,843
		2,076,929
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	1,014	254,646
Diagnostic Equipment — 1.2%
Abbott Laboratories	24,462	1,465,763
Danaher Corp.	24,999	2,447,652
Thermo Fisher Scientific, Inc.	11,279	2,328,662
		6,242,077
Diagnostic Kits — 0.0%
IDEXX Laboratories, Inc.†	1,224	234,261
Distribution/Wholesale — 0.2%
Fastenal Co.	14,445	788,552
LKQ Corp.†	2,523	95,748
		884,300
Diversified Banking Institutions — 0.4%
Bank of America Corp.	64,539	1,935,525
Diversified Manufacturing Operations — 1.6%
3M Co.	8,369	1,837,163
A.O. Smith Corp.	21,444	1,363,624
Dover Corp.	1,215	119,337
Illinois Tool Works, Inc.	17,264	2,704,578
Ingersoll-Rand PLC	1,475	126,127
Parker-Hannifin Corp.	13,080	2,237,073
		8,387,902
Drug Delivery Systems — 0.6%
DexCom, Inc.†	22,051	1,635,302
Nektar Therapeutics†	12,796	1,359,703
		2,995,005
E-Commerce/Products — 4.9%
Amazon.com, Inc.†	16,533	23,928,872
eBay, Inc.†	13,228	532,295
Wayfair, Inc., Class A†	7,695	519,643
		24,980,810

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services — 1.2%
Booking Holdings, Inc.†	2,940	$6,116,346
Expedia, Inc.	1,014	111,956
TripAdvisor, Inc.†	564	23,062
		6,251,364
Electric Products-Misc. — 0.4%
AMETEK, Inc.	20,790	1,579,416
Emerson Electric Co.	3,658	249,842
		1,829,258
Electric-Integrated — 0.2%
Dominion Energy, Inc.	3,479	234,589
FirstEnergy Corp.	2,576	87,610
NextEra Energy, Inc.	3,372	550,749
WEC Energy Group, Inc.	1,863	116,810
		989,758
Electronic Components-Misc. — 0.9%
Corning, Inc.	12,214	340,526
Flex, Ltd.†	85,249	1,392,116
Garmin, Ltd.	777	45,789
Sensata Technologies Holding PLC†	49,929	2,587,820
		4,366,251
Electronic Components-Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	3,936	39,557
Broadcom, Ltd.	16,921	3,987,434
Intel Corp.	37,490	1,952,479
IPG Photonics Corp.†	532	124,158
Microchip Technology, Inc.	27,675	2,528,388
Micron Technology, Inc.†	16,251	847,327
NVIDIA Corp.	16,790	3,888,396
Qorvo, Inc.†	1,778	125,260
Skyworks Solutions, Inc.	2,565	257,167
Texas Instruments, Inc.	41,811	4,343,745
Xilinx, Inc.	2,185	157,844
		18,251,755
Electronic Connectors — 0.6%
Amphenol Corp., Class A	33,520	2,887,077
TE Connectivity, Ltd.	3,554	355,045
		3,242,122
Electronic Forms — 1.5%
Adobe Systems, Inc.†	34,604	7,477,232
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	13,299	889,703
FLIR Systems, Inc.	1,328	66,413
Fortive Corp.	19,723	1,528,927
		2,485,043
Electronic Security Devices — 0.0%
Allegion PLC	870	74,202
Enterprise Software/Service — 0.9%
Oracle Corp.	21,660	990,945
Tyler Technologies, Inc.†	8,659	1,826,702
Ultimate Software Group, Inc.†	6,824	1,663,009
		4,480,656
Security Description	Shares	Value (Note 2)
Entertainment Software — 1.2%
Activision Blizzard, Inc.	50,809	$3,427,575
Electronic Arts, Inc.†	20,448	2,479,116
Take-Two Interactive Software, Inc.†	1,045	102,180
		6,008,871
Finance-Consumer Loans — 0.1%
Synchrony Financial	21,156	709,361
Finance-Credit Card — 3.6%
Alliance Data Systems Corp.	414	88,124
American Express Co.	6,075	566,676
Mastercard, Inc., Class A	61,865	10,836,273
Visa, Inc., Class A	58,101	6,950,042
		18,441,115
Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	16,842	879,489
E*TRADE Financial Corp.†	3,743	207,400
Raymond James Financial, Inc.	874	78,144
TD Ameritrade Holding Corp.	26,399	1,563,613
		2,728,646
Finance-Other Services — 0.8%
CBOE Holdings, Inc.	1,584	180,734
CME Group, Inc.	3,205	518,377
Intercontinental Exchange, Inc.	44,423	3,221,556
Nasdaq, Inc.	787	67,855
		3,988,522
Food-Catering — 0.2%
Aramark	24,562	971,673
Food-Confectionery — 0.2%
Hershey Co.	12,235	1,210,776
Food-Misc./Diversified — 0.3%
General Mills, Inc.	2,799	126,123
Kellogg Co.	1,259	81,848
Kraft Heinz Co.	21,727	1,353,375
McCormick & Co., Inc.	834	88,729
		1,650,075
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	1,137	89,550
Marriott International, Inc., Class A	4,220	573,836
Wyndham Worldwide Corp.	1,402	160,431
		823,817
Human Resources — 0.0%
Robert Half International, Inc.	1,030	59,627
Independent Power Producers — 0.1%
NRG Energy, Inc.	23,696	723,439
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,239	215,834
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	15,468	2,459,876
Praxair, Inc.	2,098	302,741
		2,762,617

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Instruments-Controls — 0.8%
Honeywell International, Inc.	26,838	$3,878,359
Mettler-Toledo International, Inc.†	358	205,861
		4,084,220
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	963	72,918
Waters Corp.†	1,107	219,906
		292,824
Insurance Brokers — 0.2%
Aon PLC	2,041	286,414
Arthur J. Gallagher & Co.	1,300	89,349
Marsh & McLennan Cos., Inc.	4,066	335,811
Willis Towers Watson PLC	780	118,708
		830,282
Insurance-Life/Health — 0.0%
Principal Financial Group, Inc.	1,741	106,044
Torchmark Corp.	626	52,691
		158,735
Insurance-Multi-line — 0.0%
Allstate Corp.	2,341	221,927
Insurance-Property/Casualty — 0.4%
Progressive Corp.	34,593	2,107,752
Internet Content-Entertainment — 3.7%
Facebook, Inc., Class A†	93,471	14,935,731
Netflix, Inc.†	14,343	4,236,205
		19,171,936
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	504	72,883
Internet Security — 0.0%
Symantec Corp.	3,921	101,358
Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.	345	65,405
Ameriprise Financial, Inc.	1,419	209,927
BlackRock, Inc.	1,026	555,805
T. Rowe Price Group, Inc.	3,438	371,201
		1,202,338
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,367	643,608
Machinery-Farming — 0.1%
Deere & Co.	2,503	388,766
Machinery-General Industrial — 0.8%
Middleby Corp.†	13,623	1,686,391
Roper Technologies, Inc.	9,352	2,625,013
		4,311,404
Machinery-Pumps — 0.4%
Xylem, Inc.	24,665	1,897,232
Medical Information Systems — 0.3%
athenahealth, Inc.†	7,924	1,133,370
Cerner Corp.†	4,441	257,578
		1,390,948
Security Description	Shares	Value (Note 2)
Medical Instruments — 1.8%
Boston Scientific Corp.†	144,714	$3,953,587
Edwards Lifesciences Corp.†	15,845	2,210,694
Intuitive Surgical, Inc.†	6,065	2,503,814
Medtronic PLC	8,190	657,002
		9,325,097
Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	1,188	116,555
Laboratory Corp. of America Holdings†	831	134,414
		250,969
Medical Products — 0.5%
Baxter International, Inc.	3,911	254,372
Becton Dickinson and Co.	3,742	810,891
Cooper Cos., Inc.	689	157,650
Hologic, Inc.†	3,886	145,181
Stryker Corp.	4,528	728,646
Varian Medical Systems, Inc.†	680	83,402
Zimmer Biomet Holdings, Inc.	1,599	174,355
		2,354,497
Medical-Biomedical/Gene — 4.1%
Alexion Pharmaceuticals, Inc.†	1,620	180,565
Amgen, Inc.	5,543	944,971
AnaptysBio, Inc.†	7,040	732,723
Biogen, Inc.†	8,188	2,242,038
Celgene Corp.†	26,561	2,369,507
Gilead Sciences, Inc.	11,967	902,192
Illumina, Inc.†	10,268	2,427,561
Incyte Corp.†	21,654	1,804,428
Insmed, Inc.†	13,687	308,231
Puma Biotechnology, Inc.†	14,116	960,594
Regeneron Pharmaceuticals, Inc.†	9,006	3,101,306
Shire PLC ADR	13,862	2,070,844
Vertex Pharmaceuticals, Inc.†	17,177	2,799,507
		20,844,467
Medical-Drugs — 3.4%
AbbVie, Inc.	22,403	2,120,444
Alkermes PLC†	15,463	896,236
Bristol-Myers Squibb Co.	14,455	914,279
Eli Lilly & Co.	70,575	5,460,388
Global Blood Therapeutics, Inc.†	9,278	448,127
Johnson & Johnson	20,361	2,609,262
Merck & Co., Inc.	14,020	763,669
Pfizer, Inc.	38,484	1,365,797
Zoetis, Inc.	33,181	2,770,945
		17,349,147
Medical-Generic Drugs — 0.2%
Mylan NV†	24,050	990,139
Perrigo Co. PLC	663	55,254
		1,045,393
Medical-HMO — 1.7%
Aetna, Inc.	2,297	388,193
Anthem, Inc.	1,905	418,528
Centene Corp.†	2,438	260,549

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO (continued)
Cigna Corp.	3,413	$572,497
Humana, Inc.	11,814	3,175,958
UnitedHealth Group, Inc.	17,490	3,742,860
		8,558,585
Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	2,124	206,028
Universal Health Services, Inc., Class B	10,985	1,300,734
		1,506,762
Multimedia — 0.8%
Liberty Media Corp. - Liberty Formula One, Series C†	22,864	705,355
Walt Disney Co.	31,230	3,136,741
		3,842,096
Networking Products — 0.7%
Cisco Systems, Inc.	84,737	3,634,370
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,456	96,431
Waste Management, Inc.	5,607	471,661
		568,092
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,236	131,325
Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp.	11,583	699,729
Cabot Oil & Gas Corp.	2,979	71,436
Cimarex Energy Co.	429	40,111
Diamondback Energy, Inc.†	12,991	1,643,621
EOG Resources, Inc.	17,832	1,877,175
Hess Corp.	1,167	59,074
		4,391,146
Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.	768	95,915
American Tower Corp.	38,505	5,596,317
Apartment Investment & Management Co., Class A	973	39,650
AvalonBay Communities, Inc.	854	140,449
Boston Properties, Inc.	954	117,552
Crown Castle International Corp.	3,963	434,384
Digital Realty Trust, Inc.	1,732	182,518
Equinix, Inc.	8,455	3,535,374
Essex Property Trust, Inc.	483	116,248
Extra Space Storage, Inc.	1,771	154,715
Federal Realty Investment Trust	483	56,081
GGP, Inc.	3,462	70,832
Invitation Homes, Inc.	22,104	504,634
Iron Mountain, Inc.	1,780	58,491
Prologis, Inc.	7,492	471,921
Public Storage	1,179	236,260
SBA Communications Corp.†	1,637	279,796
Simon Property Group, Inc.	2,143	330,772
UDR, Inc.	2,487	88,587
Vornado Realty Trust	1,579	106,267
		12,616,763
Security Description	Shares	Value (Note 2)
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	4,247	$200,543
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,188	205,203
Respiratory Products — 0.0%
ResMed, Inc.	2,009	197,826
Retail-Apparel/Shoe — 0.7%
PVH Corp.	10,000	1,514,300
Ross Stores, Inc.	23,488	1,831,594
Tapestry, Inc.	1,561	82,124
		3,428,018
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	165	107,034
O'Reilly Automotive, Inc.†	635	157,086
		264,120
Retail-Automobile — 0.0%
CarMax, Inc.†	1,271	78,726
Retail-Building Products — 1.2%
Home Depot, Inc.	31,879	5,682,113
Lowe's Cos., Inc.	7,932	696,033
		6,378,146
Retail-Discount — 0.3%
Costco Wholesale Corp.	4,279	806,292
Dollar General Corp.	1,740	162,777
Dollar Tree, Inc.†	3,332	316,207
		1,285,276
Retail-Gardening Products — 0.2%
Tractor Supply Co.	14,890	938,368
Retail-Jewelry — 0.0%
Tiffany & Co.	602	58,791
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	3,999	326,158
Retail-Perfume & Cosmetics — 0.0%
ULTA Beauty, Inc.†	562	114,800
Retail-Restaurants — 2.5%
Chipotle Mexican Grill, Inc.†	135	43,620
Darden Restaurants, Inc.	1,042	88,830
Dunkin' Brands Group, Inc.	37,193	2,220,050
McDonald's Corp.	47,312	7,398,651
Starbucks Corp.	49,584	2,870,418
Yum! Brands, Inc.	2,103	179,028
		12,800,597
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	43,370	3,952,308
QUALCOMM, Inc.	7,282	403,496
		4,355,804
Semiconductor Equipment — 0.9%
Applied Materials, Inc.	43,810	2,436,274
KLA-Tencor Corp.	2,201	239,931
Lam Research Corp.	8,259	1,677,899
		4,354,104

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	434	$111,868
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,817	91,504
Television — 0.0%
CBS Corp., Class B	2,183	112,184
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	578	134,223
Therapeutics — 0.2%
Neurocrine Biosciences, Inc.†	14,064	1,166,328
Tobacco — 1.3%
Altria Group, Inc.	57,985	3,613,625
Philip Morris International, Inc.	30,253	3,007,148
		6,620,773
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc.	1,422	217,850
Toys — 0.0%
Hasbro, Inc.	858	72,329
Mattel, Inc.	1,305	17,161
		89,490
Transport-Rail — 1.2%
CSX Corp.	89,824	5,004,095
Kansas City Southern	681	74,808
Norfolk Southern Corp.	1,797	243,996
Union Pacific Corp.	5,753	773,376
		6,096,275
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	1,365	86,405
FedEx Corp.	9,769	2,345,635
United Parcel Service, Inc., Class B	4,740	496,088
		2,928,128
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	686	80,365
Water — 0.0%
American Water Works Co., Inc.	1,380	113,339
Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,174	139,189
Web Portals/ISP — 5.4%
Alphabet, Inc., Class A†	8,598	8,917,330
Alphabet, Inc., Class C†	17,976	18,547,457
		27,464,787
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,277	239,768
Total Common Stocks (cost $376,956,936)		504,853,229
Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 0.7%
iShares S&P 500 Growth Index Fund (cost $3,627,495)	23,175	$3,593,747
Total Long-Term Investment Securities (cost $380,584,431)		508,446,976
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.33%(1)	1,412,202	1,412,202
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Note 1.35% due 04/02/2018	$1,000,000	1,000,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills Disc. Notes 1.43% due 05/24/2018(2)	15,000	14,964
1.54% due 04/26/2018(2)	80,000	79,915
		94,879
Total Short-Term Investment Securities (cost $2,507,054)		2,507,081
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28% dated 03/29/2018, to be repurchased 04/02/2018 in the amount of $1,103,034 and collateralized by $1,145,000 of United States Treasury Notes, bearing interest at 2.38% due 08/15/2024 and having an approximate value of $1,126,827. (cost $1,103,000)	1,103,000	1,103,000
TOTAL INVESTMENTS (cost $384,194,485)(3)	100.0%	512,057,057
Liabilities in excess of other assets	(0.0)	(142,112)
NET ASSETS	100.0%	$511,914,945

@  See Note 1

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of March 31, 2018.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipts

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	June 2018	$1,643,520	$1,557,900	$(85,620)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$504,853,229	$—	$—	$504,853,229
Exchange-Traded Funds	3,593,747	—	—	3,593,747
Short-Term Investment Securities:
Registered Investment Companies	1,412,202	—	—	1,412,202
Other Short-Term Investment Securities	—	1,094,879	—	1,094,879
Repurchase Agreements	—	1,103,000	—	1,103,000
Total Investments at Value	$509,859,178	$2,197,879	$—	$512,057,057
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$85,620	$—	$—	$85,620

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Diversified Banking Institutions	7.4%
Medical-Drugs	7.2
Banks-Super Regional	5.3
Oil Companies-Integrated	5.1
Electric-Integrated	3.2
Oil Companies-Exploration & Production	3.2
Telephone-Integrated	2.8
Oil-Field Services	2.6
Diversified Manufacturing Operations	2.6
Banks-Commercial	2.5
Food-Misc./Diversified	2.4
Cosmetics & Toiletries	2.3
Networking Products	2.2
Real Estate Investment Trusts	2.0
Insurance-Multi-line	2.0
Chemicals-Diversified	1.9
Electronic Components-Semiconductors	1.9
Medical Instruments	1.6
Retail-Discount	1.6
Investment Management/Advisor Services	1.4
Multimedia	1.4
Tobacco	1.4
Medical Products	1.3
Insurance-Reinsurance	1.2
Semiconductor Components-Integrated Circuits	1.2
Computer Services	1.2
Insurance-Life/Health	1.2
Transport-Rail	1.1
Aerospace/Defense-Equipment	1.0
Banks-Fiduciary	1.0
Exchange-Traded Funds	1.0
Computers-Memory Devices	0.9
Enterprise Software/Service	0.8
Beverages-Non-alcoholic	0.8
Medical-Biomedical/Gene	0.8
Building Products-Air & Heating	0.7
Electric-Distribution	0.7
Repurchase Agreements	0.7
Machinery-Construction & Mining	0.7
Pipelines	0.7
Auto-Cars/Light Trucks	0.6
Hotels/Motels	0.6
Retail-Apparel/Shoe	0.6
Cruise Lines	0.5
Retail-Catalog Shopping	0.5
Insurance Brokers	0.5
Paper & Related Products	0.5
Finance-Consumer Loans	0.5
Transport-Services	0.5
Finance-Other Services	0.5
Retail-Drug Store	0.5
Brewery	0.5
Medical-Wholesale Drug Distribution	0.5
Retail-Auto Parts	0.5
Agricultural Chemicals	0.5
Building & Construction Products-Misc.	0.4
Food-Wholesale/Distribution	0.4
Wireless Equipment	0.4
Finance-Investment Banker/Broker	0.4
Medical-HMO	0.4
Airlines	0.4%
Oil Refining & Marketing	0.4
Building-Residential/Commercial	0.4
Home Decoration Products	0.4
Medical-Hospitals	0.4
Transport-Truck	0.4
Electronic Connectors	0.3
Aerospace/Defense	0.3
Time Deposits	0.3
Commercial Services	0.3
Pharmacy Services	0.3
Computers	0.3
Containers-Paper/Plastic	0.3
Cable/Satellite TV	0.3
Diagnostic Equipment	0.3
Semiconductor Equipment	0.2
Finance-Credit Card	0.2
Retail-Restaurants	0.2
Insurance-Property/Casualty	0.2
Instruments-Controls	0.1
Industrial Gases	0.1
Retail-Major Department Stores	0.1
Food-Meat Products	0.1
Commercial Services-Finance	0.1
Consumer Products-Misc.	0.1
Athletic Footwear	0.1
Medical-Generic Drugs	0.1
Auto/Truck Parts & Equipment-Original	0.1
Toys	0.1
Medical Labs & Testing Services	0.1
Distribution/Wholesale	0.1
Advertising Agencies	0.1
Electric Products-Misc.	0.1
Engines-Internal Combustion	0.1
Apparel Manufacturers	0.1
Agricultural Operations	0.1
Metal-Copper	0.1
Retail-Building Products	0.1
Auto-Heavy Duty Trucks	0.1
Machinery-Farming	0.1
Food-Retail	0.1
Gold Mining	0.1
Food-Confectionery	0.1
Retail-Regional Department Stores	0.1
Steel-Producers	0.1
Data Processing/Management	0.1
Retail-Consumer Electronics	0.1
Tools-Hand Held	0.1
Engineering/R&D Services	0.1
Building Products-Cement	0.1
99.8%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	10,308	$237,393
Omnicom Group, Inc.	6,174	448,665
		686,058
Aerospace/Defense — 0.3%
General Dynamics Corp.	3,702	817,772
Lockheed Martin Corp.	2,531	855,301
Northrop Grumman Corp.	1,494	521,585
Raytheon Co.	3,017	651,129
		2,845,787
Aerospace/Defense-Equipment — 1.0%
Arconic, Inc.	11,391	262,449
Harris Corp.	1,178	189,988
L3 Technologies, Inc.	2,097	436,176
United Technologies Corp.	61,552	7,744,472
		8,633,085
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	3,565	134,507
Monsanto Co.	5,673	661,982
Mosaic Co.	9,399	228,208
Nutrien, Ltd.	60,980	2,881,915
		3,906,612
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	14,994	650,290
Airlines — 0.4%
Alaska Air Group, Inc.	3,298	204,344
American Airlines Group, Inc.	5,194	269,880
Delta Air Lines, Inc.	17,437	955,722
Southwest Airlines Co.	28,866	1,653,445
United Continental Holdings, Inc.†	6,488	450,721
		3,534,112
Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	5,602	103,189
Ralph Lauren Corp.	1,486	166,135
Under Armour, Inc., Class A†	4,968	81,227
Under Armour, Inc., Class C†	4,943	70,932
VF Corp.	3,355	248,672
		670,155
Appliances — 0.0%
Whirlpool Corp.	1,895	290,143
Athletic Footwear — 0.1%
NIKE, Inc., Class B	11,483	762,930
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	104,633	1,159,334
General Motors Co.	33,856	1,230,327
Honda Motor Co., Ltd ADR	84,630	2,939,200
		5,328,861
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	9,437	624,446
Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	7,650	650,020
BorgWarner, Inc.	1,751	87,953
		737,973
Security Description	Shares	Value (Note 2)
Banks-Commercial — 2.5%
BB&T Corp.	154,602	$8,045,488
Citizens Financial Group, Inc.	13,066	548,510
ING Groep NV ADR	213,517	3,614,843
M&T Bank Corp.	48,116	8,870,666
Regions Financial Corp.	30,098	559,221
Zions Bancorporation	5,269	277,834
		21,916,562
Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	138,483	7,136,029
Northern Trust Corp.	2,624	270,613
State Street Corp.	9,857	983,039
		8,389,681
Banks-Super Regional — 5.3%
Capital One Financial Corp.	13,038	1,249,301
Comerica, Inc.	2,270	217,761
Fifth Third Bancorp	18,602	590,614
Huntington Bancshares, Inc.	29,556	446,296
KeyCorp	28,439	555,982
PNC Financial Services Group, Inc.	80,954	12,243,483
SunTrust Banks, Inc.	12,556	854,310
US Bancorp	194,136	9,803,868
Wells Fargo & Co.	385,496	20,203,845
		46,165,460
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	56,616	2,458,833
Dr Pepper Snapple Group, Inc.	2,506	296,660
PepsiCo, Inc.	39,476	4,308,805
		7,064,298
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	2,314	125,882
Brewery — 0.5%
Molson Coors Brewing Co., Class B	53,896	4,059,986
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	4,172	89,406
Discovery Communications, Inc., Class C†	8,188	159,830
		249,236
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	64,888	3,821,254
Building Products-Air & Heating — 0.7%
Johnson Controls International PLC	177,631	6,259,716
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	960	199,008
Vulcan Materials Co.	1,741	198,770
		397,778
Building Products-Wood — 0.0%
Masco Corp.	2,857	115,537
Building-Residential/Commercial — 0.4%
Lennar Corp., Class A	3,002	176,938
PulteGroup, Inc.	111,104	3,276,457
		3,453,395

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cable/Satellite TV — 0.3%
Comcast Corp., Class A	62,137	$2,123,221
DISH Network Corp., Class A†	6,114	231,660
		2,354,881
Casino Hotels — 0.0%
MGM Resorts International	7,653	268,008
Chemicals-Diversified — 1.9%
DowDuPont, Inc.	186,231	11,864,777
Eastman Chemical Co.	3,833	404,688
LyondellBasell Industries NV, Class A	39,875	4,213,990
PPG Industries, Inc.	3,548	395,957
		16,879,412
Chemicals-Specialty — 0.0%
Albemarle Corp.	1,216	112,772
International Flavors & Fragrances, Inc.	825	112,951
		225,723
Commercial Services — 0.3%
Ecolab, Inc.	3,764	515,931
Nielsen Holdings PLC	67,948	2,160,067
Quanta Services, Inc.†	4,122	141,591
		2,817,589
Commercial Services-Finance — 0.1%
Equifax, Inc.	1,320	155,509
H&R Block, Inc.	2,018	51,277
IHS Markit, Ltd.†	9,706	468,218
Western Union Co.	7,512	144,456
		819,460
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,303	289,211
Computer Services — 1.2%
Accenture PLC, Class A	6,118	939,113
Cognizant Technology Solutions Corp., Class A	65,757	5,293,438
CSRA, Inc.	4,395	181,206
DXC Technology Co.	3,671	369,046
International Business Machines Corp.	22,969	3,524,134
		10,306,937
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,735	194,130
Citrix Systems, Inc.†	1,526	141,613
		335,743
Computers — 0.3%
Apple, Inc.	5,690	954,668
Hewlett Packard Enterprise Co.	42,014	736,925
HP, Inc.	43,903	962,354
		2,653,947
Computers-Memory Devices — 0.9%
NetApp, Inc.	103,798	6,403,299
Seagate Technology PLC	7,637	446,917
Western Digital Corp.	7,978	736,130
		7,586,346
Security Description	Shares	Value (Note 2)
Consulting Services — 0.0%
Verisk Analytics, Inc.†	1,497	$155,688
Consumer Products-Misc. — 0.1%
Clorox Co.	1,492	198,600
Kimberly-Clark Corp.	5,266	579,945
		778,545
Containers-Metal/Glass — 0.0%
Ball Corp.	9,386	372,718
Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	885	99,739
Sealed Air Corp.	2,782	119,042
WestRock Co.	34,440	2,210,015
		2,428,796
Cosmetics & Toiletries — 2.3%
Colgate-Palmolive Co.	12,439	891,627
Coty, Inc., Class A	12,660	231,678
Procter & Gamble Co.	144,813	11,480,775
Unilever NV	80,651	4,547,910
Unilever NV CVA	47,100	2,662,489
		19,814,479
Cruise Lines — 0.5%
Carnival Corp.	26,017	1,706,195
Norwegian Cruise Line Holdings, Ltd.†	53,301	2,823,354
Royal Caribbean Cruises, Ltd.	1,559	183,556
		4,713,105
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	3,374	324,916
Paychex, Inc.	3,000	184,770
		509,686
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	6,158	309,809
Diagnostic Equipment — 0.3%
Danaher Corp.	16,459	1,611,501
Thermo Fisher Scientific, Inc.	3,016	622,683
		2,234,184
Dialysis Centers — 0.0%
DaVita, Inc.†	3,904	257,430
Distribution/Wholesale — 0.1%
Fastenal Co.	3,393	185,224
LKQ Corp.†	3,486	132,294
WW Grainger, Inc.	1,369	386,427
		703,945
Diversified Banking Institutions — 7.4%
Bank of America Corp.	631,292	18,932,447
Citigroup, Inc.	202,815	13,690,013
Goldman Sachs Group, Inc.	9,472	2,385,618
JPMorgan Chase & Co.	248,136	27,287,516
Morgan Stanley	36,993	1,996,142
		64,291,736

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations — 2.6%
Dover Corp.	1,822	$178,957
Eaton Corp. PLC	93,903	7,503,789
General Electric Co.	442,205	5,960,923
Ingersoll-Rand PLC	63,760	5,452,118
Parker-Hannifin Corp.	1,570	268,517
Pentair PLC	4,441	302,565
Textron, Inc.	44,179	2,605,236
		22,272,105
E-Commerce/Services — 0.0%
Expedia, Inc.	1,345	148,502
TripAdvisor, Inc.†	1,833	74,951
		223,453
Electric Products-Misc. — 0.1%
Emerson Electric Co.	10,042	685,869
Electric-Distribution — 0.7%
CenterPoint Energy, Inc.	11,556	316,635
PPL Corp.	43,839	1,240,205
Sempra Energy	41,837	4,653,111
		6,209,951
Electric-Integrated — 3.2%
AES Corp.	17,709	201,351
Alliant Energy Corp.	6,203	253,455
Ameren Corp.	6,505	368,378
American Electric Power Co., Inc.	13,192	904,839
CMS Energy Corp.	7,572	342,936
Consolidated Edison, Inc.	8,322	648,617
Dominion Energy, Inc.	10,830	730,267
DTE Energy Co.	4,810	502,164
Duke Energy Corp.	18,771	1,454,189
Edison International	105,026	6,685,955
Entergy Corp.	4,847	381,847
Eversource Energy	39,616	2,334,175
Exelon Corp.	25,874	1,009,345
FirstEnergy Corp.	7,072	240,519
NextEra Energy, Inc.	6,180	1,009,379
PG&E Corp.	13,807	606,542
Pinnacle West Capital Corp.	2,998	239,240
Public Service Enterprise Group, Inc.	13,534	679,948
SCANA Corp.	3,824	143,591
Southern Co.	27,030	1,207,160
WEC Energy Group, Inc.	4,907	307,669
Xcel Energy, Inc.	166,884	7,589,884
		27,841,450
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,483	87,393
Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	14,577	146,499
Intel Corp.	303,621	15,812,582
Xilinx, Inc.	2,664	192,447
		16,151,528
Electronic Connectors — 0.3%
TE Connectivity, Ltd.	28,750	2,872,125
Security Description	Shares	Value (Note 2)
Electronic Measurement Instruments — 0.0%
FLIR Systems, Inc.	1,192	$59,612
Fortive Corp.	2,792	216,436
		276,048
Electronic Security Devices — 0.0%
Allegion PLC	893	76,164
Engineering/R&D Services — 0.1%
Fluor Corp.	3,751	214,632
Jacobs Engineering Group, Inc.	3,229	190,996
		405,628
Engines-Internal Combustion — 0.1%
Cummins, Inc.	4,176	676,888
Enterprise Software/Service — 0.8%
CA, Inc.	8,384	284,218
Oracle Corp.	148,211	6,780,653
		7,064,871
Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	1,074	105,016
Finance-Consumer Loans — 0.5%
Navient Corp.	7,052	92,522
Synchrony Financial	128,241	4,299,921
		4,392,443
Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	505	107,495
American Express Co.	7,726	720,681
Discover Financial Services	9,512	684,198
		1,512,374
Finance-Investment Banker/Broker — 0.4%
Raymond James Financial, Inc.	1,807	161,564
TD Ameritrade Holding Corp.	57,900	3,429,417
		3,590,981
Finance-Other Services — 0.5%
CME Group, Inc.	3,012	487,161
Nasdaq, Inc.	42,997	3,707,201
		4,194,362
Food-Confectionery — 0.1%
Hershey Co.	1,737	171,894
J.M. Smucker Co.	3,045	377,610
		549,504
Food-Meat Products — 0.1%
Hormel Foods Corp.	7,242	248,545
Tyson Foods, Inc., Class A	7,979	583,983
		832,528
Food-Misc./Diversified — 2.4%
Campbell Soup Co.	5,158	223,393
Conagra Brands, Inc.	100,172	3,694,343
General Mills, Inc.	44,637	2,011,343
Kellogg Co.	26,302	1,709,893
Kraft Heinz Co.	16,013	997,450
McCormick & Co., Inc.	1,656	176,182
Mondelez International, Inc., Class A	280,424	11,702,094
		20,514,698

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Retail — 0.1%
Kroger Co.	23,631	$565,726
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	61,474	3,685,981
Gas-Distribution — 0.0%
NiSource, Inc.	9,047	216,314
Gold Mining — 0.1%
Newmont Mining Corp.	14,303	558,818
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	2,294	134,268
Home Decoration Products — 0.4%
Newell Brands, Inc.	127,909	3,259,121
Home Furnishings — 0.0%
Leggett & Platt, Inc.	3,546	157,301
Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.	66,060	5,202,886
Human Resources — 0.0%
Robert Half International, Inc.	1,366	79,078
Independent Power Producers — 0.0%
NRG Energy, Inc.	3,722	113,633
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,062	185,000
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,757	597,476
Praxair, Inc.	3,695	533,188
		1,130,664
Instruments-Controls — 0.1%
Honeywell International, Inc.	8,267	1,194,664
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,126	85,261
Insurance Brokers — 0.5%
Aon PLC	2,706	379,733
Arthur J. Gallagher & Co.	2,384	163,852
Marsh & McLennan Cos., Inc.	45,401	3,749,669
Willis Towers Watson PLC	2,055	312,750
		4,606,004
Insurance-Life/Health — 1.2%
Aflac, Inc.	84,326	3,690,106
Brighthouse Financial, Inc.†	2,569	132,047
Lincoln National Corp.	5,852	427,547
Principal Financial Group, Inc.	73,080	4,451,303
Prudential Financial, Inc.	11,315	1,171,668
Torchmark Corp.	1,650	138,880
Unum Group	5,932	282,422
		10,293,973
Insurance-Multi-line — 2.0%
Allstate Corp.	5,037	477,508
American International Group, Inc.(1)	24,103	1,311,685
Assurant, Inc.	1,407	128,614
Chubb, Ltd.	81,392	11,131,984
Cincinnati Financial Corp.	4,001	297,114
Security Description	Shares	Value (Note 2)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc.	9,571	$493,098
Loews Corp.	7,229	359,498
MetLife, Inc.	64,504	2,960,088
		17,159,589
Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	7,277	1,010,484
XL Group, Ltd.	6,888	380,631
		1,391,115
Insurance-Reinsurance — 1.2%
Berkshire Hathaway, Inc., Class B†	51,602	10,293,567
Everest Re Group, Ltd.	1,095	281,218
		10,574,785
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	696	100,649
Internet Security — 0.0%
Symantec Corp.	9,143	236,346
Investment Companies — 0.0%
Leucadia National Corp.	8,406	191,068
Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.	804	152,422
Ameriprise Financial, Inc.	15,626	2,311,711
BlackRock, Inc.	1,360	736,739
Franklin Resources, Inc.	8,727	302,652
Invesco, Ltd.	271,349	8,685,882
		12,189,406
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	1,130	157,285
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	38,387	5,657,476
Machinery-Farming — 0.1%
Deere & Co.	3,907	606,835
Machinery-Pumps — 0.0%
Flowserve Corp.	3,507	151,958
Xylem, Inc.	1,495	114,996
		266,954
Medical Instruments — 1.6%
Medtronic PLC	173,556	13,922,662
Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	1,642	161,097
Laboratory Corp. of America Holdings†	1,147	185,527
Quest Diagnostics, Inc.	3,637	364,791
		711,415
Medical Products — 1.3%
Abbott Laboratories	27,040	1,620,237
Baxter International, Inc.	5,862	381,264
Henry Schein, Inc.†	26,381	1,773,067
Siemens Healthineers AG†*	39,340	1,616,757
Varian Medical Systems, Inc.†	1,151	141,170
Zimmer Biomet Holdings, Inc.	51,257	5,589,063
		11,121,558

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 0.8%
Alexion Pharmaceuticals, Inc.†	2,853	$317,995
Amgen, Inc.	7,348	1,252,687
Biogen, Inc.†	1,758	481,376
Celgene Corp.†	13,270	1,183,817
Gilead Sciences, Inc.	12,293	926,769
Vertex Pharmaceuticals, Inc.†	17,641	2,875,130
		7,037,774
Medical-Drugs — 7.2%
Allergan PLC	53,922	9,074,533
AstraZeneca PLC ADR	112,349	3,928,845
Bristol-Myers Squibb Co.	83,177	5,260,945
Eli Lilly & Co.	57,681	4,462,779
Johnson & Johnson	99,319	12,727,730
Merck & Co., Inc.	158,292	8,622,165
Pfizer, Inc.	332,998	11,818,099
Roche Holding AG	12,020	2,756,906
Roche Holding AG ADR	126,180	3,611,902
		62,263,904
Medical-Generic Drugs — 0.1%
Mylan NV†	13,802	568,229
Perrigo Co. PLC	2,248	187,348
		755,577
Medical-HMO — 0.4%
Aetna, Inc.	4,383	740,727
Anthem, Inc.	3,222	707,874
Cigna Corp.	6,620	1,110,439
Humana, Inc.	3,692	992,520
		3,551,560
Medical-Hospitals — 0.4%
Envision Healthcare Corp.†	3,244	124,667
HCA Healthcare, Inc.	28,922	2,805,434
Universal Health Services, Inc., Class B	2,332	276,132
		3,206,233
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	4,358	375,703
Cardinal Health, Inc.	8,438	528,894
McKesson Corp.	22,352	3,148,726
		4,053,323
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	36,102	634,312
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	4,515	193,603
Multimedia — 1.4%
Time Warner, Inc.	36,339	3,436,943
Twenty-First Century Fox, Inc., Class A	28,260	1,036,859
Twenty-First Century Fox, Inc., Class B	11,775	428,257
Viacom, Inc., Class B	163,633	5,082,441
Walt Disney Co.	21,368	2,146,202
		12,130,702
Security Description	Shares	Value (Note 2)
Networking Products — 2.2%
Cisco Systems, Inc.	449,546	$19,281,028
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	3,261	215,976
Office Automation & Equipment — 0.0%
Xerox Corp.	5,736	165,082
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,919	194,289
Oil Companies-Exploration & Production — 3.2%
Anadarko Petroleum Corp.	73,370	4,432,282
Apache Corp.	10,227	393,535
Cabot Oil & Gas Corp.	6,671	159,971
Cimarex Energy Co.	1,740	162,690
Concho Resources, Inc.†	3,997	600,869
ConocoPhillips	31,492	1,867,161
Devon Energy Corp.	14,106	448,430
EOG Resources, Inc.	53,180	5,598,259
EQT Corp.	6,564	311,856
Hess Corp.	4,954	250,771
Marathon Oil Corp.	22,781	367,457
Newfield Exploration Co.†	5,355	130,769
Noble Energy, Inc.	13,197	399,869
Occidental Petroleum Corp.	110,605	7,184,901
Pioneer Natural Resources Co.	27,443	4,714,158
Range Resources Corp.	6,064	88,170
Southwestern Energy Co.†	154,299	668,115
		27,779,263
Oil Companies-Integrated — 5.1%
Chevron Corp.	192,500	21,952,700
Exxon Mobil Corp.	132,058	9,852,847
Royal Dutch Shell PLC, Class B ADR	57,920	3,795,498
TOTAL SA ADR	143,410	8,273,323
		43,874,368
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	10,190	375,094
Oil Refining & Marketing — 0.4%
Andeavor	3,793	381,424
Marathon Petroleum Corp.	12,719	929,886
Phillips 66	11,257	1,079,771
Valero Energy Corp.	11,614	1,077,431
		3,468,512
Oil-Field Services — 2.6%
Baker Hughes a GE Co., LLC	120,980	3,359,615
Halliburton Co.	127,293	5,975,133
Schlumberger, Ltd.	194,526	12,601,394
TechnipFMC PLC	11,755	346,185
		22,282,327
Paper & Related Products — 0.5%
International Paper Co.	83,631	4,468,404
Pharmacy Services — 0.3%
CVS Health Corp.	27,201	1,692,174
Express Scripts Holding Co.†	15,131	1,045,250
		2,737,424

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pipelines — 0.7%
Kinder Morgan, Inc.	297,078	$4,473,995
ONEOK, Inc.	11,010	626,689
Williams Cos., Inc.	22,182	551,444
		5,652,128
Publishing-Newspapers — 0.0%
News Corp., Class A	10,269	162,250
News Corp., Class B	3,265	52,567
		214,817
Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities, Inc.	1,249	155,988
Apartment Investment & Management Co., Class A	2,362	96,251
AvalonBay Communities, Inc.	2,073	340,926
Boston Properties, Inc.	12,987	1,600,258
Brixmor Property Group, Inc.	221,363	3,375,786
Crown Castle International Corp.	3,558	389,992
Digital Realty Trust, Inc.	2,203	232,152
Duke Realty Corp.	9,572	253,467
Equity Residential	9,871	608,251
Essex Property Trust, Inc.	850	204,578
Federal Realty Investment Trust	1,040	120,754
GGP, Inc.	10,330	211,352
HCP, Inc.	12,587	292,396
Host Hotels & Resorts, Inc.	19,683	366,891
Iron Mountain, Inc.	4,150	136,369
Kimco Realty Corp.	11,407	164,261
Macerich Co.	2,908	162,906
Mid-America Apartment Communities, Inc.	3,047	278,008
Park Hotels & Resorts, Inc.	164,935	4,456,544
Public Storage	1,768	354,290
Realty Income Corp.	7,620	394,183
Regency Centers Corp.	3,984	234,976
Simon Property Group, Inc.	4,255	656,759
SL Green Realty Corp.	2,422	234,522
UDR, Inc.	2,445	87,091
Ventas, Inc.	9,550	473,011
Vornado Realty Trust	1,622	109,161
Welltower, Inc.	9,930	540,490
Weyerhaeuser Co.	20,249	708,715
		17,240,328
Retail-Apparel/Shoe — 0.6%
Foot Locker, Inc.	3,250	148,005
Gap, Inc.	5,841	182,239
L Brands, Inc.	104,020	3,974,604
PVH Corp.	2,063	312,400
Ross Stores, Inc.	3,484	271,683
Tapestry, Inc.	4,659	245,110
		5,134,041
Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	26,543	3,146,673
AutoZone, Inc.†	416	269,855
Security Description	Shares	Value (Note 2)
Retail-Auto Parts (continued)
Genuine Parts Co.	3,934	$353,430
O'Reilly Automotive, Inc.†	1,032	255,296
		4,025,254
Retail-Automobile — 0.0%
CarMax, Inc.†	2,424	150,143
Retail-Building Products — 0.1%
Lowe's Cos., Inc.	7,121	624,868
Retail-Catalog Shopping — 0.5%
Liberty Interactive Corp. QVC Group, Class A†	183,597	4,621,136
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	6,819	477,262
Retail-Discount — 1.6%
Costco Wholesale Corp.	11,773	2,218,386
Dollar General Corp.	3,597	336,499
Target Corp.	39,264	2,726,100
Walmart, Inc.	92,249	8,207,394
		13,488,379
Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	63,363	4,148,376
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,979	124,717
Retail-Jewelry — 0.0%
Tiffany & Co.	1,585	154,791
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	3,134	151,717
TJX Cos., Inc.	9,324	760,465
		912,182
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	482	98,458
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	4,505	295,123
Macy's, Inc.	8,172	243,035
		538,158
Retail-Restaurants — 0.2%
Chipotle Mexican Grill, Inc.†	402	129,890
Darden Restaurants, Inc.	1,325	112,956
Starbucks Corp.	13,564	785,220
Yum! Brands, Inc.	4,903	417,393
		1,445,459
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	6,444	171,281
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	9,307	173,669
Semiconductor Components-Integrated Circuits — 1.2%
QUALCOMM, Inc.	187,084	10,366,324
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	35,790	1,990,282
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	390	100,526

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	3,074	$154,807
Steel-Producers — 0.1%
Nucor Corp.	8,524	520,731
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	9,217	224,250
Telephone-Integrated — 2.8%
AT&T, Inc.	164,624	5,868,846
CenturyLink, Inc.	26,082	428,527
Verizon Communications, Inc.	377,468	18,050,520
		24,347,893
Television — 0.0%
CBS Corp., Class B	5,090	261,575
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	594	137,939
Tobacco — 1.4%
Altria Group, Inc.	22,420	1,397,214
British American Tobacco PLC ADR	81,069	4,676,871
Philip Morris International, Inc.	60,592	6,022,845
		12,096,930
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,521	224,408
Stanley Black & Decker, Inc.	1,398	214,174
		438,582
Toys — 0.1%
Hasbro, Inc.	1,394	117,514
Mattel, Inc.	47,101	619,378
		736,892
Transport-Rail — 1.1%
Kansas City Southern	1,464	160,821
Norfolk Southern Corp.	4,190	568,918
Union Pacific Corp.	67,619	9,090,022
		9,819,761
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	3,747	351,131
Expeditors International of Washington, Inc.	2,130	134,829
FedEx Corp.	2,841	682,153
United Parcel Service, Inc., Class B	30,731	3,216,306
		4,384,419
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	987	115,627
Schneider National, Inc., Class B	117,450	3,060,747
		3,176,374
Water — 0.0%
American Water Works Co., Inc.	2,154	176,908
Wireless Equipment — 0.4%
Nokia OYJ ADR	657,347	3,595,688
Total Common Stocks (cost $766,768,954)		848,681,912
Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value ETF	28,380	$3,404,465
iShares S&P 500 Value ETF	43,788	4,787,780
Total Exchange-Traded Funds (cost $8,551,767)		8,192,245
Total Long-Term Investment Securities (cost $775,320,721)		856,874,157
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 04/02/2018	$2,828,000	2,828,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.42% due 04/05/2018(2)	70,000	69,990
Total Short-Term Investment Securities (cost $2,897,989)		2,897,990
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 03/29/2018, to be repurchased 04/02/2018 in the amount of $337,010 and collateralized by $350,000 of United States Treasury Notes, bearing interest at 2.38% due 08/15/2024 and having an approximate value of $344,445	337,000	337,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	1,565,000	1,565,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	915,000	915,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,555,000	1,555,000
Deutsche Bank AG Joint Repurchase Agreement(3)	1,215,000	1,215,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	605,000	605,000
Total Repurchase Agreements (cost $6,192,000)		6,192,000
TOTAL INVESTMENTS (cost $784,410,710)(4)	99.8%	865,964,147
Other assets less liabilities	0.2	1,838,208
NET ASSETS	100.0%	$867,802,355

@  See Note 1

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $1,616,757 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

(1)  Security represents an investment in an affiliated company (see Note 8).

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	June 2018	$1,115,020	$1,077,500	$(37,520)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	CHF	2,241,099	USD	2,369,527	06/29/2018	$8,000	$—
	JPY	277,258,196	USD	2,625,893	06/29/2018	4,984	—
	USD	118,672	JPY	12,385,966	06/29/2018	—	(1,589)
						12,984	(1,589)
Morgan Stanley Capital Services, Inc.	GBP	2,276,504	USD	3,219,058	06/29/2018	13,531	—
UBS AG	EUR	8,558,532	USD	10,582,624	06/29/2018	—	(15,961)
Net Unrealized Appreciation (Depreciation)						$26,515	$(17,550)

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$843,262,517	$5,419,395	**	$—	$848,681,912
Exchange-Traded Funds	8,192,245	—		—	8,192,245
Short-Term Investment Securities	—	2,897,990		—	2,897,990
Repurchase Agreements	—	6,192,000		—	6,192,000
Total Investments at Value	$851,454,762	$14,509,385		$—	$865,964,147
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$26,515		$—	$26,515
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$37,520	$—		$—	$37,520
Forward Foreign Currency Contracts	—	17,550		—	17,550
Total Other Financial Instruments	$37,520	$17,550		$—	$55,070

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Enterprise Software/Service	4.5%
Electronic Components-Semiconductors	4.3
Medical-Biomedical/Gene	3.7
Commercial Services-Finance	3.6
Applications Software	3.3
Machinery-General Industrial	2.6
E-Commerce/Services	2.2
Commercial Services	2.1
Data Processing/Management	2.0
Retail-Discount	2.0
Hotels/Motels	1.9
Repurchase Agreements	1.8
Finance-Investment Banker/Broker	1.7
Real Estate Investment Trusts	1.6
Medical Products	1.6
Oil Companies-Exploration & Production	1.5
Medical-Drugs	1.4
Semiconductor Equipment	1.4
Retail-Apparel/Shoe	1.4
Transport-Truck	1.3
Casino Hotels	1.3
Medical Instruments	1.3
Industrial Automated/Robotic	1.2
Retail-Restaurants	1.2
Airlines	1.2
Web Hosting/Design	1.1
Resorts/Theme Parks	1.1
Dental Supplies & Equipment	1.1
Exchange-Traded Funds	1.1
Patient Monitoring Equipment	1.0
Semiconductor Components-Integrated Circuits	1.0
Aerospace/Defense-Equipment	1.0
Building Products-Cement	0.9
Consulting Services	0.9
Electronic Measurement Instruments	0.9
Banks-Commercial	0.9
Computer Aided Design	0.9
Auto/Truck Parts & Equipment-Original	0.9
Apparel Manufacturers	0.9
Drug Delivery Systems	0.8
Computer Software	0.8
Computer Services	0.8
Distribution/Wholesale	0.8
Internet Security	0.8
E-Commerce/Products	0.8
Food-Misc./Diversified	0.7
Containers-Paper/Plastic	0.7
Insurance-Property/Casualty	0.7
Retail-Auto Parts	0.7
Paper & Related Products	0.7
Diversified Manufacturing Operations	0.6
Recreational Centers	0.6
Lasers-System/Components	0.5
Aerospace/Defense	0.5
Finance-Other Services	0.5
Recreational Vehicles	0.5
Electronic Connectors	0.5
Retail-Automobile	0.5
Banks-Super Regional	0.5
Medical-HMO	0.5
Retail-Building Products	0.5%
Textile-Home Furnishings	0.5
Beverages-Non-alcoholic	0.4
Chemicals-Specialty	0.4
Building-Residential/Commercial	0.4
Containers-Metal/Glass	0.4
Chemicals-Diversified	0.4
Investment Management/Advisor Services	0.4
Multimedia	0.4
Medical Information Systems	0.4
Machinery-Pumps	0.4
Advertising Agencies	0.4
Security Services	0.4
Diagnostic Kits	0.4
Transport-Services	0.4
Real Estate Management/Services	0.4
Entertainment Software	0.3
Consumer Products-Misc.	0.3
Electronic Components-Misc.	0.3
Coatings/Paint	0.3
Pipelines	0.3
Auction Houses/Art Dealers	0.3
Soap & Cleaning Preparation	0.3
Therapeutics	0.3
Food-Confectionery	0.3
Beverages-Wine/Spirits	0.3
Instruments-Controls	0.3
Footwear & Related Apparel	0.3
Insurance Brokers	0.3
Electronic Security Devices	0.3
Building & Construction Products-Misc.	0.3
Retail-Perfume & Cosmetics	0.2
Decision Support Software	0.2
Shipbuilding	0.2
Food-Meat Products	0.2
Medical-Wholesale Drug Distribution	0.2
Funeral Services & Related Items	0.2
Power Converter/Supply Equipment	0.2
Finance-Mortgage Loan/Banker	0.2
Human Resources	0.2
Gas-Distribution	0.2
Medical Labs & Testing Services	0.2
Schools	0.2
Computers-Memory Devices	0.2
Non-Hazardous Waste Disposal	0.2
Transport-Rail	0.2
Networking Products	0.2
Garden Products	0.2
Instruments-Scientific	0.2
Building-Maintenance & Services	0.2
Medical-Hospitals	0.2
Lighting Products & Systems	0.2
Banks-Fiduciary	0.2
Finance-Credit Card	0.2
Cruise Lines	0.1
Computer Data Security	0.1
Rental Auto/Equipment	0.1
Respiratory Products	0.1
Retail-Gardening Products	0.1
Telephone-Integrated	0.1

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Tools-Hand Held	0.1%
Machinery-Electrical	0.1
Filtration/Separation Products	0.1
Food-Catering	0.1
Retail-Misc./Diversified	0.1
Water	0.1
E-Services/Consulting	0.1
Retail-Jewelry	0.1
Wireless Equipment	0.1
Electric Products-Misc.	0.1
Internet Infrastructure Software	0.1
Office Supplies & Forms	0.1
Engines-Internal Combustion	0.1
Metal-Copper	0.1
Retail-Catalog Shopping	0.1
Batteries/Battery Systems	0.1
Radio	0.1
Industrial Gases	0.1
Insurance-Multi-line	0.1
Building Products-Wood	0.1
Toys	0.1
Insurance-Reinsurance	0.1
Auto-Cars/Light Trucks	0.1
Building Products-Air & Heating	0.1
Retail-Convenience Store	0.1
Steel Pipe & Tube	0.1
Oil Refining & Marketing	0.1
Food-Retail	0.1
Auto-Heavy Duty Trucks	0.1
Vitamins & Nutrition Products	0.1
Dialysis Centers	0.1
Agricultural Chemicals	0.1
Disposable Medical Products	0.1
Building-Mobile Home/Manufactured Housing	0.1
Retail-Major Department Stores	0.1
Home Furnishings	0.1
Precious Metals	0.1
Web Portals/ISP	0.1
Hazardous Waste Disposal	0.1
Retail-Arts & Crafts	0.1
Machine Tools & Related Products	0.1
Motorcycle/Motor Scooter	0.1
Retail-Mail Order	0.1
U.S. Government Treasuries	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.9%
Advanced Materials — 0.0%
Hexcel Corp.	1,363	$88,036
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	12,680	292,020
Omnicom Group, Inc.	8,388	609,556
		901,576
Aerospace/Defense — 0.5%
Rockwell Collins, Inc.	3,706	499,754
TransDigm Group, Inc.	2,429	745,557
		1,245,311
Aerospace/Defense-Equipment — 1.0%
Harris Corp.	10,978	1,770,532
HEICO Corp.	699	60,680
HEICO Corp., Class A	1,377	97,698
L3 Technologies, Inc.	1,250	260,000
		2,188,910
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,500	132,055
Airlines — 1.2%
Alaska Air Group, Inc.	5,858	362,962
American Airlines Group, Inc.	10,971	570,053
Copa Holdings SA, Class A	1,052	135,319
JetBlue Airways Corp.†	65,973	1,340,571
United Continental Holdings, Inc.†	4,200	291,774
		2,700,679
Apparel Manufacturers — 0.9%
Carter's, Inc.	2,162	225,064
Hanesbrands, Inc.	8,203	151,099
Michael Kors Holdings, Ltd.†	243	15,086
Under Armour, Inc., Class A†	42,126	688,760
Under Armour, Inc., Class C†	32,215	462,285
VF Corp.	5,521	409,217
		1,951,511
Appliances — 0.0%
Whirlpool Corp.	725	111,005
Applications Software — 3.2%
CDK Global, Inc.	7,845	496,902
PTC, Inc.†	2,618	204,230
Red Hat, Inc.†	8,145	1,217,759
ServiceNow, Inc.†	28,580	4,728,561
Tableau Software, Inc., Class A†	5,114	413,314
		7,060,766
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	9,572	518,802
Ritchie Bros. Auctioneers, Inc.	3,100	97,557
Sotheby's†	2,000	102,620
		718,979
Auto-Cars/Light Trucks — 0.1%
Ferrari NV	1,440	173,549
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,300	152,191
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	2,842	$111,008
Aptiv PLC	12,515	1,063,400
BorgWarner, Inc.	3,798	190,774
Delphi Technologies PLC	2,036	97,015
Lear Corp.	1,262	234,846
Visteon Corp.†	714	78,711
WABCO Holdings, Inc.†	2,054	274,969
		2,050,723
Banks-Commercial — 0.9%
Bank of the Ozarks	1,269	61,255
BankUnited, Inc.	3,900	155,922
East West Bancorp, Inc.	201	12,570
First Republic Bank	7,941	735,416
Pinnacle Financial Partners, Inc.	502	32,228
Signature Bank†	1,828	259,485
SVB Financial Group†	2,086	500,661
Webster Financial Corp.	5,100	282,540
Western Alliance Bancorp†	1,258	73,102
		2,113,179
Banks-Fiduciary — 0.2%
Citizens Financial Group, Inc.	3,500	146,930
Northern Trust Corp.	900	92,817
State Street Corp.	1,200	119,676
		359,423
Banks-Super Regional — 0.5%
Fifth Third Bancorp	7,400	234,950
SunTrust Banks, Inc.	12,305	837,232
		1,072,182
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	3,244	193,277
Beverages-Non-alcoholic — 0.4%
Dr Pepper Snapple Group, Inc.	8,495	1,005,638
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,158	61,756
Brown-Forman Corp., Class B	11,231	610,967
		672,723
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class C†	1,144	22,331
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.†	1,007	56,694
Fortune Brands Home & Security, Inc.	8,818	519,292
		575,986
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	812	165,948
Building Products-Cement — 0.9%
Eagle Materials, Inc.	2,972	306,265
Martin Marietta Materials, Inc.	1,295	268,453
Vulcan Materials Co.	13,846	1,580,798
		2,155,516
Building Products-Wood — 0.1%
Masco Corp.	4,669	188,814

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Maintenance & Services — 0.2%
Rollins, Inc.	7,485	$381,960
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,128	129,912
Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	4,286	187,898
NVR, Inc.†	174	487,200
PulteGroup, Inc.	1,698	50,074
Toll Brothers, Inc.	5,923	256,170
		981,342
Cable/Satellite TV — 0.0%
Cable One, Inc.	107	73,521
Casino Hotels — 1.3%
Melco Resorts & Entertainment, Ltd. ADR	44,697	1,295,319
MGM Resorts International	31,470	1,102,079
Wynn Resorts, Ltd.	3,024	551,457
		2,948,855
Cellular Telecom — 0.0%
Altice USA, Inc., Class A†	2,387	44,112
Chemicals-Diversified — 0.4%
Celanese Corp., Series A	3,743	375,086
FMC Corp.	3,053	233,768
Huntsman Corp.	2,221	64,965
PPG Industries, Inc.	2,000	223,200
Westlake Chemical Corp.	407	45,238
		942,257
Chemicals-Plastics — 0.0%
PolyOne Corp.	2,200	93,544
Chemicals-Specialty — 0.4%
Albemarle Corp.	472	43,773
Chemours Co.	4,215	205,313
International Flavors & Fragrances, Inc.	1,807	247,396
NewMarket Corp.	157	63,064
Platform Specialty Products Corp.†	2,314	22,284
Univar, Inc.†	2,595	72,011
Valvoline, Inc.	10,414	230,462
Versum Materials, Inc.	224	8,429
W.R. Grace & Co.	1,557	95,335
		988,067
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	11,557	348,906
RPM International, Inc.	8,246	393,087
		741,993
Commercial Services — 2.1%
Cintas Corp.	3,983	679,420
CoreLogic, Inc.†	6,595	298,292
CoStar Group, Inc.†	8,849	3,209,355
Live Nation Entertainment, Inc.†	3,061	128,991
Nielsen Holdings PLC	7,900	251,141
Quanta Services, Inc.†	860	29,541
ServiceMaster Global Holdings, Inc.†	3,065	155,855
		4,752,595
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 3.6%
Equifax, Inc.	6,017	$708,863
Euronet Worldwide, Inc.†	1,146	90,442
FleetCor Technologies, Inc.†	4,183	847,058
Global Payments, Inc.	12,421	1,385,190
H&R Block, Inc.	728	18,498
IHS Markit, Ltd.†	11,101	535,512
MarketAxess Holdings, Inc.	1,598	347,469
Moody's Corp.	6,595	1,063,773
Morningstar, Inc.	406	38,781
Sabre Corp.	13,533	290,283
Square, Inc., Class A†	5,548	272,962
Total System Services, Inc.	4,141	357,203
TransUnion†	10,201	579,213
Western Union Co.	10,492	201,761
WEX, Inc.†	2,113	330,938
Worldpay, Inc., Class A†	15,455	1,271,019
		8,338,965
Computer Aided Design — 0.9%
ANSYS, Inc.†	2,751	431,054
Autodesk, Inc.†	7,180	901,664
Cadence Design Systems, Inc.†	11,736	431,533
Synopsys, Inc.†	4,167	346,861
		2,111,112
Computer Data Security — 0.1%
Fortinet, Inc.†	6,219	333,214
Computer Services — 0.8%
CSRA, Inc.	3,693	152,262
Dell Technologies, Inc., Class V†	4,560	333,838
DST Systems, Inc.	133	11,126
DXC Technology Co.	6,468	650,228
EPAM Systems, Inc.†	1,200	137,424
Genpact, Ltd.	7,365	235,606
Leidos Holdings, Inc.	4,500	294,300
		1,814,784
Computer Software — 0.7%
Citrix Systems, Inc.†	3,445	319,696
Dropbox, Inc., Class A†	753	23,531
Dropbox, Inc., Class A†(2)(3)	9,239	274,283
Splunk, Inc.†	6,612	650,555
SS&C Technologies Holdings, Inc.	11,515	617,665
		1,885,730
Computers-Integrated Systems — 0.0%
NCR Corp.†	2,755	86,838
Computers-Memory Devices — 0.2%
NetApp, Inc.	5,224	322,269
Western Digital Corp.	968	89,317
		411,586
Consulting Services — 0.9%
Booz Allen Hamilton Holding Corp.	15,151	586,647
Gartner, Inc.†	6,202	729,479
Verisk Analytics, Inc.†	7,865	817,960
		2,134,086

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. — 0.3%
Clorox Co.	5,316	$707,613
Spectrum Brands Holdings, Inc.	552	57,242
		764,855
Containers-Metal/Glass — 0.4%
Ball Corp.	18,678	741,703
Crown Holdings, Inc.†	2,060	104,545
Owens-Illinois, Inc.†	2,904	62,901
Silgan Holdings, Inc.	1,694	47,178
		956,327
Containers-Paper/Plastic — 0.7%
Ardagh Group SA	225	4,203
Berry Global Group, Inc.†	2,993	164,046
Graphic Packaging Holding Co.	4,976	76,382
Packaging Corp. of America	9,487	1,069,185
Sealed Air Corp.	8,595	367,780
		1,681,596
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	2,800	148,316
Royal Caribbean Cruises, Ltd.	1,600	188,384
		336,700
Data Processing/Management — 2.0%
Broadridge Financial Solutions, Inc.	2,678	293,750
Dun & Bradstreet Corp.	334	39,078
Fair Isaac Corp.†	5,051	855,488
Fidelity National Information Services, Inc.	11,679	1,124,688
First Data Corp., Class A†	10,841	173,456
Fiserv, Inc.†	18,906	1,348,187
Jack Henry & Associates, Inc.	1,769	213,960
Paychex, Inc.	9,906	610,110
		4,658,717
Decision Support Software — 0.2%
MSCI, Inc.	3,731	557,673
Dental Supplies & Equipment — 1.1%
Align Technology, Inc.†	9,558	2,400,300
DENTSPLY SIRONA, Inc.	1,972	99,211
Patterson Cos., Inc.	181	4,024
		2,503,535
Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	4,271	817,427
OPKO Health, Inc.†	833	2,640
QIAGEN NV†	1,668	53,893
		873,960
Dialysis Centers — 0.1%
DaVita, Inc.†	2,100	138,474
Disposable Medical Products — 0.1%
STERIS PLC	1,400	130,704
Distribution/Wholesale — 0.8%
Fastenal Co.	7,800	425,802
HD Supply Holdings, Inc.†	14,959	567,545
LKQ Corp.†	997	37,836
Security Description	Shares	Value (Note 2)
Distribution/Wholesale (continued)
Pool Corp.	886	$129,551
Watsco, Inc.	1,692	306,201
WW Grainger, Inc.	1,090	307,674
		1,774,609
Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.	8,284	526,780
Dover Corp.	378	37,127
Ingersoll-Rand PLC	2,859	244,473
Parker-Hannifin Corp.	2,615	447,243
Textron, Inc.	3,400	200,498
		1,456,121
Diversified Operations — 0.0%
Leucadia National Corp.	1,753	39,846
Drug Delivery Systems — 0.8%
Catalent, Inc.†	3,800	156,028
DexCom, Inc.†	18,348	1,360,688
Nektar Therapeutics†	3,969	421,746
		1,938,462
E-Commerce/Products — 0.7%
The Honest Co., Inc.†(1)(2)(3)	1,850	32,708
Wayfair, Inc., Class A†	21,892	1,478,367
		1,511,075
E-Commerce/Services — 1.7%
Ctrip.com International, Ltd. ADR†	4,200	195,804
Expedia, Inc.	2,802	309,369
IAC/InterActiveCorp†	3,492	546,079
Liberty Expedia Holdings, Inc., Class A†	230	9,034
Match Group, Inc.†	7,535	334,855
MercadoLibre, Inc.	400	142,556
Shutterfly, Inc.†	10,986	892,613
TripAdvisor, Inc.†	11,564	472,852
Zillow Group, Inc., Class A†	3,954	213,516
Zillow Group, Inc., Class C†	16,570	891,466
		4,008,144
E-Services/Consulting — 0.1%
CDW Corp.	3,413	239,968
Educational Software — 0.0%
2U, Inc.†	800	67,224
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,952	224,263
Electronic Components-Misc. — 0.3%
Corning, Inc.	10,000	278,800
Gentex Corp.	4,106	94,520
Sensata Technologies Holding PLC†	7,261	376,338
		749,658
Electronic Components-Semiconductors — 4.3%
Advanced Micro Devices, Inc.†	110,000	1,105,500
Cavium, Inc.†	1,531	121,531
IPG Photonics Corp.†	5,380	1,255,585
Microchip Technology, Inc.	40,177	3,670,571
Micron Technology, Inc.†	24,765	1,291,247
Microsemi Corp.†	2,171	140,507

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Monolithic Power Systems, Inc.	1,000	$115,770
ON Semiconductor Corp.†	8,992	219,944
Qorvo, Inc.†	1,503	105,886
Skyworks Solutions, Inc.	10,464	1,049,121
Xilinx, Inc.	11,405	823,897
		9,899,559
Electronic Connectors — 0.5%
Amphenol Corp., Class A	13,331	1,148,199
Electronic Forms — 0.0%
DocuSign, Inc. CVR†(1)(2)(3)	2,581	0
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	6,193	414,312
FLIR Systems, Inc.	1,672	83,617
Fortive Corp.	10,751	833,417
Keysight Technologies, Inc.†	7,700	403,403
National Instruments Corp.	1,917	96,942
Trimble, Inc.†	8,044	288,619
		2,120,310
Electronic Security Devices — 0.3%
ADT, Inc.	12,116	96,080
Allegion PLC	5,979	509,949
		606,029
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,155	187,214
Gates Industrial Corp. PLC†	693	12,134
		199,348
Enterprise Software/Service — 4.5%
Atlassian Corp. PLC, Class A†	12,549	676,642
Black Knight, Inc.†	11,029	519,466
Guidewire Software, Inc.†	34,028	2,750,483
Manhattan Associates, Inc.†	1,538	64,412
Tyler Technologies, Inc.†	2,096	442,172
Ultimate Software Group, Inc.†	2,109	513,963
Veeva Systems, Inc., Class A†	19,318	1,410,601
Workday, Inc., Class A†	31,928	4,058,368
		10,436,107
Entertainment Software — 0.3%
DraftKings, Inc.†(1)(2)(3)	74,969	99,709
Electronic Arts, Inc.†	2,600	315,224
Take-Two Interactive Software, Inc.†	2,546	248,948
Zynga, Inc., Class A†	36,000	131,760
		795,641
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	6,443	290,257
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	231	76,325
Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	1,109	236,062
Discover Financial Services	1,700	122,281
		358,343
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker — 1.7%
E*TRADE Financial Corp.†	3,900	$216,099
Lazard, Ltd., Class A	7,712	405,342
LPL Financial Holdings, Inc.	2,015	123,056
Raymond James Financial, Inc.	768	68,667
TD Ameritrade Holding Corp.	52,786	3,126,515
		3,939,679
Finance-Leasing Companies — 0.0%
Air Lease Corp.	134	5,711
Finance-Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†	1,200	110,328
FNF Group	8,500	340,170
		450,498
Finance-Other Services — 0.5%
BGC Partners, Inc., Class A	1,358	18,265
CBOE Holdings, Inc.	7,151	815,929
Nasdaq, Inc.	2,000	172,440
SEI Investments Co.	3,025	226,603
		1,233,237
Food-Canned — 0.0%
TreeHouse Foods, Inc.†	377	14,428
Food-Catering — 0.1%
Aramark	7,059	279,254
Food-Confectionery — 0.3%
Hershey Co.	7,015	694,204
Food-Meat Products — 0.2%
Hormel Foods Corp.	5,500	188,760
Tyson Foods, Inc., Class A	4,700	343,993
		532,753
Food-Misc./Diversified — 0.7%
Blue Buffalo Pet Products, Inc.†	2,134	84,955
Campbell Soup Co.	2,640	114,338
Conagra Brands, Inc.	4,500	165,960
Kellogg Co.	5,147	334,607
Lamb Weston Holdings, Inc.	773	45,004
McCormick & Co., Inc.	6,667	709,302
Pinnacle Foods, Inc.	4,600	248,860
		1,703,026
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	6,564	154,057
Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	17,117	665,680
Funeral Services & Related Items — 0.2%
Service Corp. International	12,861	485,374
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	877	75,203
Toro Co.	5,010	312,874
		388,077
Gas-Distribution — 0.2%
Atmos Energy Corp.	3,300	277,992
NiSource, Inc.	6,600	157,806
		435,798

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gold Mining — 0.0%
Royal Gold, Inc.	551	$47,314
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	842	41,098
Stericycle, Inc.†	1,400	81,942
		123,040
Home Decoration Products — 0.0%
Newell Brands, Inc.	4,000	101,920
Home Furnishings — 0.1%
Leggett & Platt, Inc.	2,426	107,618
Tempur Sealy International, Inc.†	408	18,478
		126,096
Hotels/Motels — 1.9%
Choice Hotels International, Inc.	2,863	229,470
Extended Stay America, Inc.	8,958	177,100
Hilton Grand Vacations, Inc.†	21,393	920,327
Hilton Worldwide Holdings, Inc.	36,370	2,864,501
Wyndham Worldwide Corp.	2,266	259,298
		4,450,696
Housewares — 0.0%
Tupperware Brands Corp.	1,157	55,976
Human Resources — 0.2%
ManpowerGroup, Inc.	1,300	149,630
Robert Half International, Inc.	5,070	293,502
		443,132
Independent Power Producers — 0.0%
NRG Energy, Inc.	1,348	41,154
Industrial Automated/Robotic — 1.2%
Cognex Corp.	6,785	352,752
Nordson Corp.	2,514	342,759
Rockwell Automation, Inc.	12,184	2,122,453
		2,817,964
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,200	190,836
Instruments-Controls — 0.3%
Mettler-Toledo International, Inc.†	1,160	667,035
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	476	36,043
Waters Corp.†	1,742	346,048
		382,091
Insurance Brokers — 0.3%
Arthur J. Gallagher & Co.	2,795	192,100
Willis Towers Watson PLC	3,000	456,570
		648,670
Insurance-Multi-line — 0.1%
Assurant, Inc.	1,941	177,427
Voya Financial, Inc.	238	12,019
		189,446
Insurance-Property/Casualty — 0.7%
Arch Capital Group, Ltd.†	374	32,011
Erie Indemnity Co., Class A	414	48,703
Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty (continued)
Progressive Corp.	24,336	$1,482,792
XL Group, Ltd.	1,830	101,126
		1,664,632
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	425	19,061
Axis Capital Holdings, Ltd.	2,600	149,682
RenaissanceRe Holdings, Ltd.	66	9,142
		177,885
Internet Application Software — 0.0%
Zendesk, Inc.†	2,300	110,101
Internet Content-Entertainment — 0.0%
Pandora Media, Inc.†	5,513	27,730
Twitter, Inc.†	979	28,401
		56,131
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,412	204,189
Internet Security — 0.8%
Palo Alto Networks, Inc.†	3,832	695,585
Proofpoint, Inc.†	1,900	215,935
Symantec Corp.	33,052	854,394
		1,765,914
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,036	449,146
Eaton Vance Corp.	2,587	144,018
Federated Investors, Inc., Class B	592	19,773
Financial Engines, Inc.	2,400	84,000
Invesco, Ltd.	4,118	131,817
Legg Mason, Inc.	450	18,293
T. Rowe Price Group, Inc.	834	90,047
		937,094
Lasers-System/Components — 0.5%
Coherent, Inc.†	2,036	381,547
II-VI, Inc.†	21,407	875,546
		1,257,093
Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	1,912	266,131
Universal Display Corp.	949	95,849
		361,980
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,343	120,803
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	4,643	294,970
Machinery-General Industrial — 2.6%
IDEX Corp.	14,026	1,998,845
Middleby Corp.†	9,631	1,192,222
Roper Technologies, Inc.	3,409	956,872
Wabtec Corp.	3,227	262,678
Welbilt, Inc.†	2,938	57,144
Zebra Technologies Corp., Class A†	10,542	1,467,341
		5,935,102

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Pumps — 0.4%
Flowserve Corp.	2,300	$99,659
Gardner Denver Holdings, Inc.†	1,681	51,573
Graco, Inc.	8,894	406,634
Xylem, Inc.	4,631	356,216
		914,082
Medical Information Systems — 0.4%
athenahealth, Inc.†	1,399	200,099
Cerner Corp.†	10,178	590,324
Medidata Solutions, Inc.†	2,100	131,901
		922,324
Medical Instruments — 1.3%
Bio-Techne Corp.	844	127,478
Bruker Corp.	4,448	133,084
Edwards Lifesciences Corp.†	16,280	2,271,385
Teleflex, Inc.	1,468	374,311
		2,906,258
Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	4,282	420,107
Medical Products — 1.6%
ABIOMED, Inc.†	937	272,658
Cooper Cos., Inc.	3,456	790,767
Henry Schein, Inc.†	7,365	495,002
Hill-Rom Holdings, Inc.	1,407	122,409
Hologic, Inc.†	37,318	1,394,201
Varian Medical Systems, Inc.†	2,102	257,810
West Pharmaceutical Services, Inc.	3,074	271,403
		3,604,250
Medical-Biomedical/Gene — 3.7%
ACADIA Pharmaceuticals, Inc.†	7,442	167,222
Alexion Pharmaceuticals, Inc.†	1,200	133,752
Alnylam Pharmaceuticals, Inc.†	4,327	515,346
BioMarin Pharmaceutical, Inc.†	8,584	695,905
Bluebird Bio, Inc.†	900	153,675
Blueprint Medicines Corp.†	600	55,020
Charles River Laboratories International, Inc.†	1,076	114,852
Exact Sciences Corp.†	40,405	1,629,534
Exelixis, Inc.†	15,667	347,024
FibroGen, Inc.†	1,500	69,300
Illumina, Inc.†	5,472	1,293,690
Incyte Corp.†	8,764	730,304
Intercept Pharmaceuticals, Inc.†	409	25,162
Intrexon Corp.†	1,068	16,372
Ionis Pharmaceuticals, Inc.†	20,711	912,941
Sage Therapeutics, Inc.†	4,380	705,486
Seattle Genetics, Inc.†	13,741	719,204
Spark Therapeutics, Inc.†	3,976	264,762
Ultragenyx Pharmaceutical, Inc.†	1,000	50,990
		8,600,541
Medical-Drugs — 1.4%
Akorn, Inc.†	1,943	36,354
Alkermes PLC†	7,875	456,435
Eisai Co., Ltd.	7,100	452,470
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Ironwood Pharmaceuticals, Inc.†	8,400	$129,612
Jazz Pharmaceuticals PLC†	1,000	150,990
Ono Pharmaceutical Co., Ltd.	14,600	451,975
TESARO, Inc.†	1,996	114,052
Zoetis, Inc.	17,236	1,439,378
		3,231,266
Medical-HMO — 0.5%
Centene Corp.†	4,290	458,472
Molina Healthcare, Inc.†	2,400	194,832
WellCare Health Plans, Inc.†	2,134	413,207
		1,066,511
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc.†	4,846	189,866
LifePoint Health, Inc.†	142	6,674
Universal Health Services, Inc., Class B	1,500	177,615
		374,155
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	5,624	484,845
Premier, Inc., Class A†	337	10,551
		495,396
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	6,124	107,599
Southern Copper Corp.	1,673	90,643
		198,242
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	329	29,554
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A	775	20,018
Lions Gate Entertainment Corp., Class B	1,511	36,385
		56,403
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	2,802	120,150
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	319	23,513
Multimedia — 0.4%
FactSet Research Systems, Inc.	1,519	302,919
Liberty Media Corp. - Liberty Formula One, Series C†	20,421	629,988
		932,907
Networking Products — 0.2%
Arista Networks, Inc.†	1,226	312,998
LogMeIn, Inc.	739	85,391
		398,389
Non-Hazardous Waste Disposal — 0.2%
Waste Connections, Inc.	5,700	408,918
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,905	202,406
Oil Companies-Exploration & Production — 1.5%
Antero Resources Corp.†	2,599	51,590
Apache Corp.	453	17,431

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Cabot Oil & Gas Corp.	13,006	$311,884
Centennial Resource Development, Inc., Class A†	8,374	153,663
Chesapeake Energy Corp.†	1,407	4,249
Cimarex Energy Co.	2,595	242,632
Concho Resources, Inc.†	1,000	150,330
Continental Resources, Inc.†	876	51,640
Devon Energy Corp.	865	27,498
Diamondback Energy, Inc.†	1,709	216,223
EQT Corp.	754	35,823
Gulfport Energy Corp.†	360	3,474
Jagged Peak Energy, Inc.†	11,907	168,246
Laredo Petroleum, Inc.†	3,698	32,210
Newfield Exploration Co.†	26,807	654,627
Parsley Energy, Inc., Class A†	3,520	102,045
RSP Permian, Inc.†	4,610	216,117
Venture Global LNG, Inc. Series B†(2)(3)	3	9,060
Venture Global LNG, Inc. Series C†(2)(3)	42	126,840
WPX Energy, Inc.†	54,382	803,766
		3,379,348
Oil Refining & Marketing — 0.1%
Andeavor	1,600	160,896
Oil-Field Services — 0.0%
Oceaneering International, Inc.	3,300	61,182
RPC, Inc.	1,219	21,979
		83,161
Paper & Related Products — 0.7%
International Paper Co.	28,910	1,544,661
Patient Monitoring Equipment — 1.0%
Insulet Corp.†	26,797	2,322,764
Pipelines — 0.3%
Cheniere Energy, Inc.†	3,079	164,573
ONEOK, Inc.	8,820	502,034
Williams Cos., Inc.	2,760	68,614
		735,221
Poultry — 0.0%
Pilgrim's Pride Corp.†	1,078	26,530
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,600	119,366
Hubbell, Inc.	3,001	365,462
		484,828
Precious Metals — 0.1%
Wheaton Precious Metals Corp.	6,100	124,257
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	35	8,603
Radio — 0.1%
Sirius XM Holdings, Inc.	30,759	191,936
Real Estate Investment Trusts — 1.6%
American Campus Communities, Inc.	3,873	149,575
Boston Properties, Inc.	529	65,183
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
CoreSite Realty Corp.	775	$77,701
CubeSmart	6,793	191,563
CyrusOne, Inc.	1,810	92,690
Digital Realty Trust, Inc.	3,563	375,469
Douglas Emmett, Inc.	2,939	108,038
Equinix, Inc.	306	127,951
Equity LifeStyle Properties, Inc.	1,878	164,832
Extra Space Storage, Inc.	2,360	206,170
Federal Realty Investment Trust	1,437	166,850
Gaming and Leisure Properties, Inc.	1,473	49,301
Hudson Pacific Properties, Inc.	368	11,971
Iron Mountain, Inc.	10,420	342,401
Lamar Advertising Co., Class A	1,693	107,776
MGM Growth Properties LLC, Class A	6,500	172,510
OUTFRONT Media, Inc.	446	8,358
SBA Communications Corp.†	6,255	1,069,105
SL Green Realty Corp.	1,500	145,245
Tanger Factory Outlet Centers, Inc.	141	3,102
Taubman Centers, Inc.	669	38,073
VEREIT, Inc.	16,401	114,151
		3,788,015
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	2,948	139,205
Jones Lang LaSalle, Inc.	1,300	227,032
WeWork Cos., Inc., Class A†(1)(2)(3)	1,550	71,067
		437,304
Real Estate Operations & Development — 0.0%
VICI Properties, Inc.	1,143	20,940
Recreational Centers — 0.6%
Planet Fitness, Inc., Class A†	37,207	1,405,308
Recreational Vehicles — 0.5%
Brunswick Corp.	1,621	96,271
Polaris Industries, Inc.	9,370	1,073,053
		1,169,324
Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,927	332,851
Resorts/Theme Parks — 1.1%
Marriott Vacations Worldwide Corp.	5,585	743,922
Six Flags Entertainment Corp.	1,503	93,577
Vail Resorts, Inc.	7,556	1,675,165
		2,512,664
Respiratory Products — 0.1%
ResMed, Inc.	3,185	313,627
Retail-Apparel/Shoe — 1.4%
Burlington Stores, Inc.†	4,278	569,616
Foot Locker, Inc.	191	8,698
Gap, Inc.	262	8,174
L Brands, Inc.	3,579	136,754
lululemon athletica, Inc.†	4,282	381,612
PVH Corp.	1,100	166,573
Ross Stores, Inc.	18,528	1,444,813
Tapestry, Inc.	8,900	468,229
		3,184,469

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	6,235	$122,892
Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	434	51,451
AutoZone, Inc.†	740	480,031
Genuine Parts Co.	1,236	111,042
O'Reilly Automotive, Inc.†	3,819	944,744
		1,587,268
Retail-Automobile — 0.5%
CarMax, Inc.†	8,913	552,071
Copart, Inc.†	10,637	541,743
		1,093,814
Retail-Building Products — 0.5%
Floor & Decor Holdings, Inc., Class A†	20,372	1,061,789
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	6,260	157,564
MSC Industrial Direct Co., Inc., Class A	412	37,785
		195,349
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	1,500	164,655
Retail-Discount — 2.0%
Dollar General Corp.	9,772	914,170
Dollar Tree, Inc.†	37,833	3,590,352
		4,504,522
Retail-Drug Store — 0.0%
Rite Aid Corp.†	11,345	19,060
Retail-Gardening Products — 0.1%
Tractor Supply Co.	4,971	313,272
Retail-Jewelry — 0.1%
Tiffany & Co.	2,400	234,384
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	2,269	119,712
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,671	129,303
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	2,300	168,682
PriceSmart, Inc.	800	66,840
Sally Beauty Holdings, Inc.†	992	16,318
		251,840
Retail-Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	2,733	558,270
Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	562	181,588
Darden Restaurants, Inc.	2,847	242,707
Domino's Pizza, Inc.	2,494	582,499
Dunkin' Brands Group, Inc.	8,462	505,097
Papa John's International, Inc.	2,100	120,330
Restaurant Brands International LP	20	1,134
Restaurant Brands International, Inc.	3,900	221,988
Security Description	Shares	Value (Note 2)
Retail-Restaurants (continued)
Wendy's Co.	4,138	$72,622
Yum China Holdings, Inc.	11,281	468,161
Yum! Brands, Inc.	3,800	323,494
		2,719,620
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	1,440	50,472
Schools — 0.2%
Bright Horizons Family Solutions, Inc.†	2,824	281,609
Grand Canyon Education, Inc.†	1,300	136,396
		418,005
Security Services — 0.4%
Brink's Co.	12,482	890,591
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	8,486	773,329
Cypress Semiconductor Corp.	632	10,719
Integrated Device Technology, Inc.†	3,700	113,072
Marvell Technology Group, Ltd.	19,264	404,544
Maxim Integrated Products, Inc.	16,023	964,905
		2,266,569
Semiconductor Equipment — 1.4%
Entegris, Inc.	7,200	250,560
KLA-Tencor Corp.	7,584	826,732
Lam Research Corp.	3,723	756,364
Teradyne, Inc.	29,897	1,366,592
		3,200,248
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	2,153	554,957
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	14,189	714,558
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,100	160,930
Steel-Producers — 0.0%
Steel Dynamics, Inc.	670	29,627
Telecom Services — 0.0%
Switch, Inc., Class A	605	9,626
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	2,178	87,055
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	9,149	312,530
Television — 0.0%
AMC Networks, Inc., Class A†	1,116	57,697
Textile-Home Furnishings — 0.5%
Mohawk Industries, Inc.†	4,516	1,048,705
Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†	1,842	150,639
Neurocrine Biosciences, Inc.†	5,404	448,153
Sarepta Therapeutics, Inc.†	1,400	103,726
		702,518

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,668	$246,097
Stanley Black & Decker, Inc.	357	54,692
		300,789
Toys — 0.1%
Hasbro, Inc.	1,965	165,649
Mattel, Inc.	1,490	19,594
		185,243
Transport-Marine — 0.0%
Kirby Corp.†	900	69,255
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	2,000	141,580
Kansas City Southern	2,400	263,640
		405,220
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	5,561	521,121
Expeditors International of Washington, Inc.	5,048	319,539
		840,660
Transport-Truck — 1.3%
JB Hunt Transport Services, Inc.	11,219	1,314,306
Knight-Swift Transportation Holdings, Inc.	17,653	812,215
Landstar System, Inc.	1,954	214,256
Old Dominion Freight Line, Inc.	2,170	318,925
Schneider National, Inc., Class B	4,536	118,208
XPO Logistics, Inc.†	1,989	202,500
		2,980,410
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	1,464	142,696
Water — 0.1%
American Water Works Co., Inc.	2,936	241,134
Web Hosting/Design — 1.1%
GoDaddy, Inc., Class A†	30,314	1,861,886
Shopify, Inc., Class A†	800	99,672
VeriSign, Inc.†	5,144	609,872
		2,571,430
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,151	226,500
Total Common Stocks (cost $166,711,038)		220,565,104
CONVERTIBLE PREFERRED SECURITIES — 1.1%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)(3)	6,300	36,414
Applications Software — 0.1%
Magic Leap, Inc., Series C†(1)(2)(3)	4,974	134,298
Tanium, Inc., Series G†(1)(2)(3)	32,619	169,945
		304,243
Computer Software — 0.1%
Zuora, Inc., Series F†(1)(2)(3)	17,835	230,072
Security Description	Shares/ Principal Amount	Value (Note 2)
E-Commerce/Products — 0.1%
Flipkart, Ltd., Series G†(1)(2)(3)	604	$71,497
One Kings Lane Inc., Series E†(1)(2)(3)	11,800	2,124
The Honest Co., Inc., Series C†(1)(2)(3)	4,317	131,755
		205,376
E-Commerce/Services — 0.5%
Airbnb, Inc., Series D†(1)(2)(3)	2,091	227,954
Airbnb, Inc., Series E†(1)(2)(3)	2,711	295,544
Uber Technologies, Inc., Series D†(1)(2)(3)	22,395	778,194
		1,301,692
Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series D-1†(1)(2)(3)	3,588	164,510
WeWork Cos., Inc., Series D-2†(1)(2)(3)	2,819	129,251
WeWork Cos., Inc., Series E†(1)(2)(3)	2,120	97,202
		390,963
Web Portals/ISP — 0.1%
Pinterest, Inc., Series G†(1)(2)(3)	19,490	123,956
Total Convertible Preferred Securities (cost $1,674,154)		2,592,716
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell Midcap Growth Index Fund (cost $5,229,184)	19,554	2,404,164
Total Long-Term Investment Securities (cost $173,614,376)		225,561,984
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.58%(5)	82,244	82,244
T. Rowe Price Reserve Investment Fund 1.63%(5)	1,008	1,008
		83,252
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.54% due 04/26/2018(6)	$90,000	89,904
Total Short-Term Investment Securities (cost $173,156)		173,156

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 03/29/2018, to be repurchased 04/02/2018 in the amount of $110,003 collateralized by $115,000 of Unites States Treasury Notes, bearing interest at 2.38% due 08/15/2024 and having an approximate value of $113,175.	$110,000	$110,000
Bank of America Securities LLC Joint Repurchase Agreement(4)	1,100,000	1,100,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	640,000	640,000
BNP Paribas SA Joint Repurchase Agreement(4)	1,090,000	1,090,000
Deutsche Bank AG Joint Repurchase Agreement(4)	845,000	845,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	420,000	420,000
Total Repurchase Agreements (cost $4,205,000)		4,205,000
TOTAL INVESTMENTS (cost $177,992,532)(7)	100.0%	229,940,140
Liabilities in excess of other assets	(0.0)	(15,442)
NET ASSETS	100.0%	$229,924,698

@  See Note 1

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DocuSign, Inc. CVR	08/12/2016	2,581	$0	$0	$0.00	0.00%
DraftKings, Inc.	07/13/2015	17,116	62,500
	07/17/2015	1,238	4,519
	08/11/2015	40,282	155,799
	08/11/2015	16,333	59,638
		74,969	282,456	99,709	1.33	0.04
Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Dropbox, Inc., Class A	05/01/2012	698	$9,474
	05/01/2012	3,430	46,567
	05/01/2012	562	7,637
	11/07/2014	2,343	67,141
	01/28/2014	2,206	63,225
		9,239	194,044	$274,283	$29.69	0.12%
The Honest Co., Inc.	08/20/2014	1,850	50,056	32,708	17.68	0.01
Venture Global LNG, Inc. Series B	03/09/2018	3	9,060	9,060	3,020.00	0.00
Venture Global LNG, Inc.
Series C	10/16/2017	39	147,069
	03/09/2018	3	9,060
		42	156,129	126,840	3,020.00	0.06
WeWork Cos., Inc. Class A	12/09/2014	28	466
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		1,550	26,452	71,067	45.85	0.03
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	2,091	85,131	227,954	109.02	0.10
Airbnb, Inc., Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	295,544	109.02	0.13
Flipkart, Ltd., Series G	12/17/2014	604	72,335	71,497	118.37	0.03
The Honest Co., Inc., Series C	08/20/2014	4,317	116,806	131,755	30.52	0.06
Magic Leap, Inc., Series C	12/28/2015	4,974	114,566	134,298	27.00	0.06
Nanigans, Inc., Series B	03/16/2015	6,300	68,787	36,414	5.78	0.02
One Kings Lane, Inc., Series E	01/28/2014	11,800	181,921	2,124	0.18	0.00
Pinterest, Inc., Series G	03/19/2015	19,490	139,921	123,956	6.36	0.05
Tanium, Inc., Series G	08/26/2015	32,619	161,930	169,945	5.21	0.07
Uber Technologies, Inc., Series D	06/05/2014	22,395	347,415	778,194	34.75	0.34
WeWork Cos., Inc., Series D-1	12/09/2014	3,588	59,744	164,510	45.85	0.07
WeWork Cos., Inc., Series D-2	12/09/2014	2,819	46,940	129,251	45.85	0.06
WeWork Cos., Inc., Series E	06/23/2015	2,120	69,726	97,202	45.85	0.04
Zuora, Inc., Series F	01/15/2015	17,835	135,525	230,072	6.45	0.10
				$3,206,383		1.39%

(3)  Illiquid security. At March 31, 2018, the aggregate value of these securities was $3,206,383 representing 1.4% of net assets.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  The rate shown is the 7-day yield as of March 31, 2018.

(6)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(7)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 400 E-Mini Index	June 2018	$389,063	$376,620	$(12,443)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$1,611,447	$274,283	$—	$1,885,730
E-Commerce/Products	1,478,367	—	32,708	1,511,075
Electronic Forms	—	—	0	0
Entertainment Software	695,932	—	99,709	795,641
Oil Companies-Exploration & Production	3,243,448	—	135,900	3,379,348
Real Estate Management/Services	366,237	—	71,067	437,304
Other Industries	212,556,006	—	—	212,556,006
Convertible Preferred Securities	—	—	2,592,716	2,592,716
Exchange-Traded Funds	2,404,164	—	—	2,404,164
Short-Term Investment Securities:
Registered Investment Companies	83,252	—	—	83,252
U.S. Government Treasuries	—	89,904	—	89,904
Repurchase Agreements	—	4,205,000	—	4,205,000
Total Investments at Value	$222,438,853	$4,569,187	$2,932,100	$229,940,140
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$12,443	$—	$—	$12,443

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2017	$217,915	$3,228,081
Accrued Discounts
Accrued Premiums
Realized Gain	24,400	54,162
Realized Loss	—	(169,570)
Change in unrealized appreciation(1)	37,930	497,900
Change in unrealized depreciation(1)	(277,772)	(490,826)
Net purchases	447,645	2,950
Net sales	(110,734)	(529,981)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of March 31, 2018	$339,384	$2,592,716

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2018 includes:

Common Stocks	Convertible Preferred Securities
$(191,438)	$(263,107)

The following is quantitative information about Level 3 fair value measurements:

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2018.

Description	Value at March 31, 2018	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$99,709	Market Approach	2019 Estimated Revenue Multiple*	2.71	x
			Discount for Lack of Marketability	10.0%
	$71,067	Market Approach	Secondary Market Transaction/Tender Price*	$26 - $51.81	($38.905)
	$135,900	Market Approach	Market Transaction Price*	$3,020.00
	$32,708	Market Approach with	Valuation Based on Series E Offering*	$22.1000
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.62%
	$0	Income Approach	Potential Future Cash Flows*	$0.00
Convertible Preferred Securities	$134,298	Market Approach	Market Transaction Price*	$27.00
	$390,963	Market Approach	Secondary Market Transaction/Tender Price*	$26 - $51.81	($38.905)
	$849,691	Market Approach	Primary Market Transaction Price*	$48.7722 - $88.1135	($68.4429)
			Secondary Market Transactions*	$34.3971 - $85.30	($59.8486)
			Tender Price*	$32.9700
	$169,945	Market Approach	Market Transaction Price*	$4.9300
			2019 Projected Billings Multiple*	5.7	x
			2019 Estimated Gross Profit Multiple*	7.7	x
			2020 Projected Billings Multiple*	5.1	x
			Discount for Lack of Marketability	10.0%
	$523,498	Market Approach	Market Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.3	x
			2020 Estimated Gross Profit Multiple*	7.3	x
			Discount for Lack of Marketability	10.0%
	$230,072	Market Approach	2018 Revenue Multiple*	7.0	x
			Discount for Lack of Marketability	10.0%

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Description	Value at March 31, 2018	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
	$131,755	Market Approach with	Valuation Based on Series E Offering*	$22.1000
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.62%
	$36,414	Market Approach with	Last Twelve Months Revenue Multiple*	0.94	x
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	56.9%
			Term to liquidity event in years	3.00
			Risk-free rate	2.41%
	$123,956	Market Approach with	2019 Estimated Revenue Multiple*	5.5	x
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	38.0%
			Term to liquidity event in years	2.76
			Risk-free rate	2.38%
	$2,124	Income Approach	Future Cash Flows*	$0.18
			Discount for Potential Claims	50.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	8.7%
Electric-Integrated	6.2
Oil Companies-Exploration & Production	5.0
Banks-Super Regional	3.6
Insurance-Multi-line	2.8
Banks-Commercial	2.4
Diversified Manufacturing Operations	2.2
Medical Products	2.0
Gold Mining	1.7
Agricultural Operations	1.7
Banks-Fiduciary	1.5
Registered Investment Companies	1.5
Insurance-Property/Casualty	1.5
Semiconductor Components-Integrated Circuits	1.3
Chemicals-Diversified	1.3
Medical-Generic Drugs	1.3
Insurance-Life/Health	1.2
Insurance Brokers	1.2
Transport-Services	1.2
Retail-Apparel/Shoe	1.2
Aerospace/Defense-Equipment	1.2
Containers-Paper/Plastic	1.1
Medical-Hospitals	1.1
Gas-Distribution	1.0
Food-Misc./Diversified	0.9
Finance-Investment Banker/Broker	0.9
Airlines	0.8
Exchange-Traded Funds	0.8
Oil Refining & Marketing	0.8
Electronic Measurement Instruments	0.8
Computer Services	0.8
Investment Management/Advisor Services	0.8
Insurance-Reinsurance	0.8
Brewery	0.8
Finance-Consumer Loans	0.8
Food-Retail	0.7
Diversified Operations	0.7
Real Estate Management/Services	0.7
Medical-Drugs	0.7
Data Processing/Management	0.7
Oil Companies-Integrated	0.7
Apparel Manufacturers	0.7
Tools-Hand Held	0.6
Steel-Producers	0.6
Cosmetics & Toiletries	0.6
Oil-Field Services	0.6
Medical-Wholesale Drug Distribution	0.6
Electronic Components-Misc.	0.6
Transport-Rail	0.6
Distribution/Wholesale	0.6
Chemicals-Specialty	0.6
Finance-Other Services	0.6
Publishing-Newspapers	0.5
Finance-Credit Card	0.5
Dental Supplies & Equipment	0.5
Medical Labs & Testing Services	0.5
Multimedia	0.5
Food-Meat Products	0.5
Pipelines	0.5
Machinery-Pumps	0.5
Food-Baking	0.5%
Cruise Lines	0.5
Coatings/Paint	0.5
Building Products-Cement	0.5
Independent Power Producers	0.5
Commercial Services	0.4
Food-Confectionery	0.4
Wireless Equipment	0.4
Building-Residential/Commercial	0.4
Telecommunication Equipment	0.4
Retail-Jewelry	0.4
Engineering/R&D Services	0.4
Appliances	0.4
Commercial Services-Finance	0.4
Building & Construction Products-Misc.	0.4
Auto/Truck Parts & Equipment-Original	0.4
Finance-Auto Loans	0.4
Disposable Medical Products	0.3
Medical-Biomedical/Gene	0.3
Engines-Internal Combustion	0.3
Office Automation & Equipment	0.3
Home Decoration Products	0.3
Food-Wholesale/Distribution	0.3
Savings & Loans/Thrifts	0.3
Telephone-Integrated	0.3
Hazardous Waste Disposal	0.3
Schools	0.3
Physicians Practice Management	0.3
Advertising Agencies	0.3
Electric-Generation	0.3
Electric-Distribution	0.3
Food-Catering	0.3
Toys	0.3
Investment Companies	0.3
U.S. Government Agencies	0.2
Oil & Gas Drilling	0.2
Instruments-Scientific	0.2
Non-Ferrous Metals	0.2
Electronic Connectors	0.2
Enterprise Software/Service	0.2
Beverages-Non-alcoholic	0.2
Aerospace/Defense	0.2
Computer Data Security	0.2
Computers-Memory Devices	0.2
Retail-Gardening Products	0.2
Oil Field Machinery & Equipment	0.2
Machinery-Electrical	0.2
Rubber-Tires	0.2
Private Equity	0.2
Computers-Integrated Systems	0.2
Agricultural Chemicals	0.2
Motorcycle/Motor Scooter	0.2
Auto-Heavy Duty Trucks	0.2
Drug Delivery Systems	0.2
Recreational Vehicles	0.2
Water	0.2
Real Estate Operations & Development	0.2
Retail-Regional Department Stores	0.2
Metal-Copper	0.2
Transport-Truck	0.2

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Internet Content-Entertainment	0.2%
Retail-Consumer Electronics	0.1
Food-Canned	0.1
Machinery-Farming	0.1
Retail-Discount	0.1
Retail-Auto Parts	0.1
Medical-HMO	0.1
Machinery-General Industrial	0.1
Casino Hotels	0.1
Retail-Arts & Crafts	0.1
Computer Aided Design	0.1
Non-Hazardous Waste Disposal	0.1
Electric Products-Misc.	0.1
Medical Instruments	0.1
Retail-Restaurants	0.1
Textile-Home Furnishings	0.1
Transport-Marine	0.1
Cellular Telecom	0.1
Professional Sports	0.1
Computer Software	0.1
Publishing-Books	0.1
Electronic Parts Distribution	0.1
Radio	0.1
Cable/Satellite TV	0.1
Medical Information Systems	0.1
Finance-Mortgage Loan/Banker	0.1
Dialysis Centers	0.1
U.S. Government Treasuries	0.1
Marine Services	0.1
Containers-Metal/Glass	0.1
Machinery-Construction & Mining	0.1
Rental Auto/Equipment	0.1
Metal-Aluminum	0.1
Broadcast Services/Program	0.1
Human Resources	0.1
Electronic Components-Semiconductors	0.1
Hotels/Motels	0.1
Repurchase Agreements	0.1
E-Commerce/Services	0.1
Retail-Catalog Shopping	0.1
Food-Flour & Grain	0.1
Energy-Alternate Sources	0.1
Diagnostic Kits	0.1
Television	0.1
99.9%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.1%
Advanced Materials — 0.0%
Hexcel Corp.	623	$40,240
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	28,911	665,820
Aerospace/Defense — 0.2%
Arconic, Inc.	8,938	205,931
Spirit AeroSystems Holdings, Inc., Class A	2,424	202,889
Teledyne Technologies, Inc.†	729	136,447
		545,267
Aerospace/Defense-Equipment — 1.2%
Cobham PLC†	187,626	323,977
Harris Corp.	6,521	1,051,707
L3 Technologies, Inc.	6,614	1,375,712
Orbital ATK, Inc.	1,201	159,265
		2,910,661
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	8,173	308,367
Mosaic Co.	8,055	195,576
		503,943
Agricultural Operations — 1.6%
Archer-Daniels-Midland Co.	36,363	1,577,063
Bunge, Ltd.	32,156	2,377,615
		3,954,678
Airlines — 0.8%
Alaska Air Group, Inc.	5,798	359,244
American Airlines Group, Inc.	5,153	267,750
Copa Holdings SA, Class A	603	77,564
Delta Air Lines, Inc.	14,625	801,596
JetBlue Airways Corp.†	6,713	136,408
Spirit Airlines, Inc.†	1,429	53,988
United Continental Holdings, Inc.†	5,637	391,602
		2,088,152
Apparel Manufacturers — 0.7%
Hanesbrands, Inc.	30,980	570,651
Michael Kors Holdings, Ltd.†	2,785	172,893
Ralph Lauren Corp.	7,301	816,252
Under Armour, Inc., Class A†	1,042	17,037
Under Armour, Inc., Class C†	1,058	15,182
VF Corp.	1,769	131,118
		1,723,133
Appliances — 0.4%
Whirlpool Corp.	5,772	883,751
Applications Software — 0.0%
Nuance Communications, Inc.†	6,133	96,595
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	7,187	475,564
Auto/Truck Parts & Equipment-Original — 0.4%
Adient PLC	10,625	634,950
BorgWarner, Inc.	3,974	199,614
Lear Corp.	240	44,662
		879,226
Security Description	Shares	Value (Note 2)
Banks-Commercial — 2.4%
Associated Banc-Corp.	3,539	$87,944
Bank of Hawaii Corp.	881	73,211
Bank of the Ozarks	1,358	65,551
BankUnited, Inc.	2,179	87,116
BOK Financial Corp.	522	51,673
CIT Group, Inc.	2,745	141,367
Commerce Bancshares, Inc.	1,965	117,723
Cullen/Frost Bankers, Inc.	1,178	124,950
East West Bancorp, Inc.	2,826	176,738
First Hawaiian, Inc.	1,111	30,919
First Horizon National Corp.	13,997	263,564
First Republic Bank	661	61,215
FNB Corp.	6,718	90,357
M&T Bank Corp.	7,345	1,354,124
PacWest Bancorp	2,661	131,799
Pinnacle Financial Partners, Inc.	1,023	65,677
Popular, Inc.	15,706	653,684
Prosperity Bancshares, Inc.	1,388	100,810
Regions Financial Corp.	23,770	441,647
Signature Bank†	463	65,723
SVB Financial Group†	285	68,403
Synovus Financial Corp.	2,475	123,602
TCF Financial Corp.	3,323	75,798
Webster Financial Corp.	1,917	106,202
Westamerica Bancorporation	10,500	609,840
Western Alliance Bancorp†	887	51,544
Wintrust Financial Corp.	7,763	668,006
Zions Bancorporation	4,091	215,718
		6,104,905
Banks-Fiduciary — 1.5%
Citizens Financial Group, Inc.	30,154	1,265,865
Northern Trust Corp.	24,817	2,559,377
		3,825,242
Banks-Super Regional — 3.6%
Comerica, Inc.	14,057	1,348,488
Fifth Third Bancorp	101,190	3,212,783
Huntington Bancshares, Inc.	91,474	1,381,257
KeyCorp	79,522	1,554,655
SunTrust Banks, Inc.	25,181	1,713,315
		9,210,498
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	13,502	562,493
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	65	3,466
Brown-Forman Corp., Class B	279	15,178
		18,644
Brewery — 0.8%
Carlsberg A/S, Class B	10,173	1,215,662
Molson Coors Brewing Co., Class B	9,623	724,901
		1,940,563

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	3,172	$67,976
Discovery Communications, Inc., Class C†	5,138	100,294
		168,270
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	219	12,897
Owens Corning	9,882	794,513
USG Corp.†	1,782	72,028
		879,438
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	59	12,058
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	125	25,913
Vulcan Materials Co.	9,790	1,117,724
		1,143,637
Building Products-Wood — 0.0%
Masco Corp.	2,311	93,457
Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	3,225	141,384
Lennar Corp., Class A	5,354	315,565
Lennar Corp., Class B	321	15,308
PulteGroup, Inc.	3,983	117,459
Toll Brothers, Inc.	8,894	384,665
		974,381
Cable/Satellite TV — 0.1%
Liberty Broadband Corp., Class A†	534	45,283
Liberty Broadband Corp., Class C†	2,177	186,547
		231,830
Casino Hotels — 0.1%
MGM Resorts International	9,698	339,624
Cellular Telecom — 0.1%
Altice USA, Inc., Class A†	13,845	255,855
United States Cellular Corp.†	293	11,776
		267,631
Chemicals-Diversified — 1.3%
Celanese Corp., Series A	8,219	823,626
Eastman Chemical Co.	11,421	1,205,829
FMC Corp.	5,600	428,792
Huntsman Corp.	2,168	63,414
Olin Corp.	3,451	104,876
PPG Industries, Inc.	5,847	652,525
Westlake Chemical Corp.	372	41,348
		3,320,410
Chemicals-Specialty — 0.6%
Albemarle Corp.	1,878	174,166
Ashland Global Holdings, Inc.	1,296	90,448
Brenntag AG	5,769	343,321
Cabot Corp.	1,265	70,486
NewMarket Corp.	11	4,418
Platform Specialty Products Corp.†	2,507	24,142
Univar, Inc.†	19,977	554,362
Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Valvoline, Inc.	4,193	$92,791
Versum Materials, Inc.	2,069	77,856
		1,431,990
Coal — 0.0%
CONSOL Energy, Inc.†	580	16,803
Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	17,884	539,918
RPM International, Inc.	14,201	676,962
		1,216,880
Commercial Services — 0.4%
Cintas Corp.	3,500	597,030
CoreLogic, Inc.†	706	31,932
Macquarie Infrastructure Corp.	1,673	61,784
Nielsen Holdings PLC	7,485	237,948
Quanta Services, Inc.†	2,311	79,383
		1,008,077
Commercial Services-Finance — 0.4%
Global Payments, Inc.	5,117	570,648
H&R Block, Inc.	3,666	93,153
IHS Markit, Ltd.†	3,460	166,910
Morningstar, Inc.	25	2,388
Sabre Corp.	1,013	21,729
WEX, Inc.†	164	25,686
		880,514
Computer Aided Design — 0.1%
Autodesk, Inc.†	792	99,459
Synopsys, Inc.†	2,859	237,983
		337,442
Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	5,468	543,191
Computer Services — 0.8%
Amdocs, Ltd.	14,470	965,438
Conduent, Inc.†	3,968	73,963
DST Systems, Inc.	1,104	92,350
Leidos Holdings, Inc.	12,162	795,395
Teradata Corp.†	2,530	100,365
		2,027,511
Computer Software — 0.1%
Akamai Technologies, Inc.†	3,456	245,307
SS&C Technologies Holdings, Inc.	288	15,448
		260,755
Computers-Integrated Systems — 0.2%
NCR Corp.†	16,003	504,415
Computers-Memory Devices — 0.2%
NetApp, Inc.	813	50,154
Western Digital Corp.	5,322	491,061
		541,215
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	175	6,776
Consumer Products-Misc. — 0.0%
Clorox Co.	400	53,244

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Containers-Metal/Glass — 0.1%
Ball Corp.	3,240	$128,660
Crown Holdings, Inc.†	822	41,717
Owens-Illinois, Inc.†	737	15,963
		186,340
Containers-Paper/Plastic — 1.1%
Ardagh Group SA	182	3,400
Bemis Co., Inc.	1,890	82,253
Berry Global Group, Inc.†	14,081	771,779
Graphic Packaging Holding Co.	41,394	635,398
Sealed Air Corp.	13,326	570,219
Sonoco Products Co.	2,050	99,425
WestRock Co.	8,363	536,654
		2,699,128
Cosmetics & Toiletries — 0.6%
Coty, Inc., Class A	35,178	643,758
Edgewell Personal Care Co.†	19,027	928,898
		1,572,656
Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	4,192	222,050
Royal Caribbean Cruises, Ltd.	8,529	1,004,205
		1,226,255
Data Processing/Management — 0.7%
Dun & Bradstreet Corp.	468	54,756
Fidelity National Information Services, Inc.	12,352	1,189,498
First Data Corp., Class A†	33,642	538,272
		1,782,526
Dental Supplies & Equipment — 0.5%
DENTSPLY SIRONA, Inc.	12,197	613,631
Patterson Cos., Inc.	33,444	743,460
		1,357,091
Diagnostic Kits — 0.1%
OPKO Health, Inc.†	6,166	19,546
QIAGEN NV†	3,131	101,163
		120,709
Dialysis Centers — 0.1%
DaVita, Inc.†	3,058	201,644
Disposable Medical Products — 0.3%
STERIS PLC	9,274	865,821
Distribution/Wholesale — 0.6%
HD Supply Holdings, Inc.†	21,211	804,745
LKQ Corp.†	14,909	565,797
WESCO International, Inc.†	982	60,933
WW Grainger, Inc.	62	17,501
		1,448,976
Diversified Manufacturing Operations — 2.2%
Carlisle Cos., Inc.	1,273	132,914
Colfax Corp.†	1,850	59,015
Crane Co.	1,044	96,821
Dover Corp.	2,894	284,249
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
Eaton Corp. PLC	10,183	$813,724
Ingersoll-Rand PLC	2,605	222,754
ITT, Inc.	12,728	623,417
Parker-Hannifin Corp.	374	63,965
Pentair PLC	3,470	236,411
Textron, Inc.	47,256	2,786,686
Trinity Industries, Inc.	3,145	102,621
		5,422,577
Diversified Operations — 0.7%
Leucadia National Corp.	80,269	1,824,514
Drug Delivery Systems — 0.2%
DexCom, Inc.†	6,400	474,624
E-Commerce/Services — 0.1%
Liberty Expedia Holdings, Inc., Class A†	922	36,216
TripAdvisor, Inc.†	1,198	48,986
Zillow Group, Inc., Class A†	348	18,792
Zillow Group, Inc., Class C†	696	37,445
		141,439
Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,975	301,981
Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	9,039	247,668
PPL Corp.	14,361	406,273
		653,941
Electric-Generation — 0.3%
Vistra Energy Corp.†	31,453	655,166
Electric-Integrated — 6.2%
AES Corp.	49,646	564,475
Alliant Energy Corp.	4,847	198,048
Ameren Corp.	5,081	287,737
Avangrid, Inc.	1,187	60,680
CMS Energy Corp.	22,167	1,003,944
Consolidated Edison, Inc.	6,519	508,091
DTE Energy Co.	11,311	1,180,868
Edison International	6,658	423,848
Entergy Corp.	9,163	721,861
Eversource Energy	18,688	1,101,097
FirstEnergy Corp.	88,422	3,007,232
Great Plains Energy, Inc.	4,511	143,405
Hawaiian Electric Industries, Inc.	2,266	77,905
MDU Resources Group, Inc.	4,065	114,470
OGE Energy Corp.	4,177	136,880
PG&E Corp.	27,100	1,190,503
Pinnacle West Capital Corp.	11,042	881,152
Public Service Enterprise Group, Inc.	28,003	1,406,871
SCANA Corp.	9,557	358,865
Southern Co.	15,238	680,529
WEC Energy Group, Inc.	15,551	975,048
Westar Energy, Inc.	2,969	156,140
Xcel Energy, Inc.	10,646	484,180
		15,663,829

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 0.6%
AVX Corp.	29,571	$489,400
Garmin, Ltd.	2,527	148,916
Gentex Corp.	2,075	47,767
Jabil, Inc.	3,610	103,715
Sensata Technologies Holding PLC†	13,567	703,178
		1,492,976
Electronic Components-Semiconductors — 0.1%
Microsemi Corp.†	465	30,095
ON Semiconductor Corp.†	489	11,961
Qorvo, Inc.†	1,269	89,401
Xilinx, Inc.	287	20,733
		152,190
Electronic Connectors — 0.2%
TE Connectivity, Ltd.	5,897	589,110
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	5,118	342,394
FLIR Systems, Inc.	1,353	67,664
Fortive Corp.	611	47,365
Keysight Technologies, Inc.†	16,927	886,806
National Instruments Corp.	13,372	676,222
Trimble, Inc.†	1,079	38,714
		2,059,165
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,827	140,716
Avnet, Inc.	2,519	105,193
		245,909
Electronic Security Devices — 0.0%
ADT, Inc.	766	6,074
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	1,707	121,163
Engineering/R&D Services — 0.4%
AECOM†	3,320	118,291
Fluor Corp.	2,926	167,426
Jacobs Engineering Group, Inc.	2,593	153,376
KBR, Inc.	29,690	480,681
		919,774
Engines-Internal Combustion — 0.3%
Cummins, Inc.	2,227	360,974
Gates Industrial Corp. PLC†	25,333	443,581
		804,555
Enterprise Software/Service — 0.2%
CA, Inc.	6,599	223,706
Guidewire Software, Inc.†	963	77,839
Verint Systems, Inc.†	6,364	271,107
		572,652
Entertainment Software — 0.0%
Zynga, Inc., Class A†	16,105	58,944
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	211	9,506
Security Description	Shares	Value (Note 2)
Finance-Auto Loans — 0.4%
Ally Financial, Inc.	30,182	$819,441
Credit Acceptance Corp.†	23	7,600
Santander Consumer USA Holdings, Inc.	3,094	50,432
		877,473
Finance-Consumer Loans — 0.8%
Navient Corp.	5,465	71,701
OneMain Holdings, Inc.†	1,482	44,371
SLM Corp.†	9,022	101,137
Synchrony Financial	51,089	1,713,014
		1,930,223
Finance-Credit Card — 0.5%
Discover Financial Services	19,034	1,369,116
Finance-Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	5,597	310,130
Interactive Brokers Group, Inc., Class A	1,450	97,498
Lazard, Ltd., Class A	246	12,930
Raymond James Financial, Inc.	10,528	941,308
TD Ameritrade Holding Corp.	13,585	804,640
		2,166,506
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,895	80,765
Finance-Mortgage Loan/Banker — 0.1%
FNF Group	5,484	219,470
Finance-Other Services — 0.6%
BGC Partners, Inc., Class A	3,666	49,308
Nasdaq, Inc.	15,488	1,335,375
		1,384,683
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	2,423	87,713
Food-Baking — 0.5%
Flowers Foods, Inc.	57,601	1,259,158
Food-Canned — 0.1%
TreeHouse Foods, Inc.†	9,523	364,445
Food-Catering — 0.3%
Aramark	16,494	652,503
Food-Confectionery — 0.4%
Hershey Co.	300	29,688
Hostess Brands, Inc.†	5,137	75,976
J.M. Smucker Co.	7,254	899,569
		1,005,233
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	1,345	101,897
Seaboard Corp.	6	25,590
		127,487
Food-Meat Products — 0.5%
Hormel Foods Corp.	5,641	193,599
Tyson Foods, Inc., Class A	15,601	1,141,837
		1,335,436

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified — 0.9%
Cal-Maine Foods, Inc.†	1,621	$70,838
Campbell Soup Co.	1,273	55,134
Conagra Brands, Inc.	7,998	294,966
General Mills, Inc.	8,200	369,492
Hain Celestial Group, Inc.†	2,130	68,309
Ingredion, Inc.	1,493	192,477
Kellogg Co.	396	25,744
Lamb Weston Holdings, Inc.	2,357	137,224
Pinnacle Foods, Inc.	19,766	1,069,341
		2,283,525
Food-Retail — 0.7%
Kroger Co.	69,029	1,652,554
Safeway PDC LLC CVR†(1)(2)	7,948	388
Tesco PLC	78,513	226,865
		1,879,807
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	10,300	617,588
US Foods Holding Corp.†	4,325	141,730
		759,318
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,560	60,668
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	2,259	60,383
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	68	5,831
Gas-Distribution — 1.0%
Atmos Energy Corp.	2,275	191,646
National Fuel Gas Co.	1,682	86,539
NiSource, Inc.	26,571	635,313
Sempra Energy	10,850	1,206,737
UGI Corp.	3,620	160,800
Vectren Corp.	1,742	111,349
		2,392,384
Gold Mining — 1.7%
Barrick Gold Corp.	26,500	329,925
Cia de Minas Buenaventura SAA ADR	20,200	307,646
Franco-Nevada Corp.	16,600	1,132,565
Newmont Mining Corp.	61,693	2,410,345
Royal Gold, Inc.	857	73,591
		4,254,072
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	12,804	624,963
Stericycle, Inc.†	1,729	101,199
		726,162
Home Decoration Products — 0.3%
Newell Brands, Inc.	30,327	772,732
Home Furnishings — 0.0%
Leggett & Platt, Inc.	541	23,999
Tempur Sealy International, Inc.†	597	27,038
		51,037
Security Description	Shares	Value (Note 2)
Hotels/Motels — 0.1%
Extended Stay America, Inc.	1,753	$34,657
Hilton Worldwide Holdings, Inc.	538	42,373
Hyatt Hotels Corp., Class A	959	73,133
		150,163
Human Resources — 0.1%
ManpowerGroup, Inc.	1,385	159,413
Independent Power Producers — 0.5%
NRG Energy, Inc.	37,134	1,133,701
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	8,069	610,985
Insurance Brokers — 1.2%
Arthur J. Gallagher & Co.	11,407	784,003
Brown & Brown, Inc.	39,308	999,996
Marsh & McLennan Cos., Inc.	10,400	858,936
Willis Towers Watson PLC	2,591	394,324
		3,037,259
Insurance-Life/Health — 1.2%
Athene Holding, Ltd., Class A†	11,244	537,576
Brighthouse Financial, Inc.†	7,136	366,790
Lincoln National Corp.	11,419	834,272
Principal Financial Group, Inc.	5,585	340,182
Torchmark Corp.	2,385	200,746
Unum Group	16,715	795,801
		3,075,367
Insurance-Multi-line — 2.8%
American Financial Group, Inc.	1,470	164,963
American National Insurance Co.	155	18,129
Assurant, Inc.	7,926	724,516
Cincinnati Financial Corp.	3,222	239,266
CNA Financial Corp.	18,898	932,616
Hartford Financial Services Group, Inc.	29,731	1,531,741
Kemper Corp.	10,044	572,508
Loews Corp.	32,281	1,605,334
Old Republic International Corp.	5,101	109,416
Voya Financial, Inc.	22,949	1,158,925
		7,057,414
Insurance-Property/Casualty — 1.5%
Alleghany Corp.	311	191,091
Arch Capital Group, Ltd.†	2,223	190,267
Erie Indemnity Co., Class A	137	16,117
First American Financial Corp.	2,250	132,030
Hanover Insurance Group, Inc.	6,059	714,295
Markel Corp.†	286	334,691
Mercury General Corp.	570	26,146
ProAssurance Corp.	1,098	53,308
Progressive Corp.	10,300	627,579
White Mountains Insurance Group, Ltd.	1,317	1,083,259
WR Berkley Corp.	1,993	144,891
XL Group, Ltd.	3,594	198,604
		3,712,278

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 0.8%
Aspen Insurance Holdings, Ltd.	854	$38,302
Axis Capital Holdings, Ltd.	9,115	524,751
Everest Re Group, Ltd.	3,510	901,438
Reinsurance Group of America, Inc.	1,343	206,822
RenaissanceRe Holdings, Ltd.	767	106,237
Validus Holdings, Ltd.	2,714	183,059
		1,960,609
Internet Content-Entertainment — 0.2%
Twitter, Inc.†	13,343	387,080
Internet Security — 0.0%
FireEye, Inc.†	3,798	64,300
Investment Companies — 0.3%
Groupe Bruxelles Lambert SA	1,887	215,774
Pargesa Holding SA	4,621	410,036
		625,810
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.	1,161	220,102
Ameriprise Financial, Inc.	309	45,713
Federated Investors, Inc., Class B	1,429	47,729
Invesco, Ltd.	33,078	1,058,827
Legg Mason, Inc.	1,346	54,715
T. Rowe Price Group, Inc.	4,170	450,235
Waddell & Reed Financial, Inc., Class A	4,800	97,008
		1,974,329
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	276	38,416
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	1,560	120,541
Terex Corp.	1,628	60,904
		181,445
Machinery-Electrical — 0.2%
Regal Beloit Corp.	7,206	528,560
Machinery-Farming — 0.1%
AGCO Corp.	5,594	362,771
Machinery-General Industrial — 0.1%
IDEX Corp.	110	15,676
Roper Technologies, Inc.	114	31,999
Wabtec Corp.	3,667	298,494
		346,169
Machinery-Pumps — 0.5%
Flowserve Corp.	2,733	118,421
Xylem, Inc.	15,697	1,207,413
		1,325,834
Marine Services — 0.1%
SEACOR Marine Holdings, Inc.†	10,350	196,857
Medical Information Systems — 0.1%
Cotiviti Holdings, Inc.†	6,547	225,479
Medical Instruments — 0.1%
Bruker Corp.	1,356	40,572
Halyard Health, Inc.†	1,100	50,688
Security Description	Shares	Value (Note 2)
Medical Instruments (continued)
Teleflex, Inc.	789	$201,179
		292,439
Medical Labs & Testing Services — 0.5%
IQVIA Holdings, Inc.†	1,153	113,121
Laboratory Corp. of America Holdings†	2,140	346,145
Quest Diagnostics, Inc.	8,923	894,977
		1,354,243
Medical Products — 2.0%
Baxter International, Inc.	22,600	1,469,904
Cooper Cos., Inc.	225	51,482
Henry Schein, Inc.†	6,900	463,749
Hill-Rom Holdings, Inc.	88	7,656
Hologic, Inc.†	29,591	1,105,520
Zimmer Biomet Holdings, Inc.	18,341	1,999,903
		5,098,214
Medical-Biomedical/Gene — 0.3%
Alnylam Pharmaceuticals, Inc.†	241	28,703
Bio-Rad Laboratories, Inc., Class A†	440	110,035
Intrexon Corp.†	361	5,534
Seattle Genetics, Inc.†	10,996	575,531
United Therapeutics Corp.†	898	100,899
		820,702
Medical-Drugs — 0.7%
Akorn, Inc.†	97	1,815
Alkermes PLC†	15,600	904,176
Endo International PLC†	4,664	27,704
Mallinckrodt PLC†	1,982	28,699
Zoetis, Inc.	10,000	835,100
		1,797,494
Medical-Generic Drugs — 1.3%
Mylan NV†	31,868	1,312,005
Perrigo Co. PLC	19,458	1,621,630
Teva Pharmaceutical Industries, Ltd. ADR	13,700	234,133
		3,167,768
Medical-HMO — 0.1%
Centene Corp.†	3,113	332,686
WellCare Health Plans, Inc.†	74	14,329
		347,015
Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc.†	1,643	64,373
Envision Healthcare Corp.†	2,507	96,344
LifePoint Health, Inc.†	8,180	384,460
Select Medical Holdings Corp.†	71,100	1,226,475
Universal Health Services, Inc., Class B	7,446	881,681
		2,653,333
Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	5,484	472,775
Cardinal Health, Inc.	10,726	672,306
Premier, Inc., Class A†	12,919	404,494
		1,549,575

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal Processors & Fabrication — 0.0%
Timken Co.	1,446	$65,938
Metal-Aluminum — 0.1%
Alcoa Corp.†	3,871	174,040
Metal-Copper — 0.2%
Freeport-McMoRan, Inc.†	22,764	399,964
Southern Copper Corp.	184	9,969
		409,933
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	979	87,944
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,204	76,526
Lions Gate Entertainment Corp., Class A	393	10,151
Lions Gate Entertainment Corp., Class B	769	18,518
		105,195
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	11,673	500,538
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	788	58,083
Multimedia — 0.5%
Liberty Media Corp. - Liberty Formula One, Series A†	517	15,143
Liberty Media Corp. - Liberty Formula One, Series C†	3,911	120,654
Viacom, Inc., Class A	210	8,316
Viacom, Inc., Class B	38,762	1,203,948
		1,348,061
Networking Products — 0.0%
LogMeIn, Inc.	407	47,029
Non-Ferrous Metals — 0.2%
Cameco Corp.	65,800	598,122
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	4,722	312,738
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	3,899	42,460
Xerox Corp.	25,700	739,646
		782,106
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	103	10,944
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	2,221	147,830
Nabors Industries, Ltd.	6,464	45,184
Patterson-UTI Energy, Inc.	19,128	334,931
Transocean, Ltd.†	8,977	88,872
		616,817
Oil Companies-Exploration & Production — 5.0%
Antero Resources Corp.†	2,449	48,613
Apache Corp.	36,666	1,410,908
ARC Resources, Ltd.	31,800	346,545
Cabot Oil & Gas Corp.	29,313	702,926
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Canadian Natural Resources, Ltd.	2,200	$69,234
Centennial Resource Development, Inc., Class A†	3,291	60,390
Chesapeake Energy Corp.†	17,650	53,303
Cimarex Energy Co.	133	12,435
CNX Resources Corp.†	4,633	71,487
Concho Resources, Inc.†	5,665	851,619
Continental Resources, Inc.†	1,022	60,247
Devon Energy Corp.	10,220	324,894
Diamondback Energy, Inc.†	1,588	200,914
Energen Corp.†	13,004	817,431
EQT Corp.	50,439	2,396,357
Extraction Oil & Gas, Inc.†	2,517	28,845
Gulfport Energy Corp.†	3,003	28,979
Hess Corp.	58,827	2,977,823
Kosmos Energy, Ltd.†	4,829	30,423
Marathon Oil Corp.	17,794	287,017
Noble Energy, Inc.	10,091	305,757
Parsley Energy, Inc., Class A†	1,672	48,471
PDC Energy, Inc.†	8,031	393,760
Pioneer Natural Resources Co.	4,309	740,200
QEP Resources, Inc.†	5,015	49,097
Range Resources Corp.	4,780	69,501
RSP Permian, Inc.†	1,367	64,085
SM Energy Co.	2,317	41,775
Southwestern Energy Co.†	12,275	53,151
Whiting Petroleum Corp.†	1,883	63,721
WPX Energy, Inc.†	8,286	122,467
		12,732,375
Oil Companies-Integrated — 0.7%
Imperial Oil, Ltd.	25,900	686,350
Murphy Oil Corp.	40,513	1,046,856
		1,733,206
Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc.†	21,903	240,933
National Oilwell Varco, Inc.	7,970	293,376
		534,309
Oil Refining & Marketing — 0.8%
Andeavor	10,157	1,021,388
HollyFrontier Corp.	3,709	181,222
Marathon Petroleum Corp.	10,157	742,578
Murphy USA, Inc.†	669	48,703
PBF Energy, Inc., Class A	2,289	77,597
		2,071,488
Oil-Field Services — 0.6%
Baker Hughes a GE Co., LLC	8,915	247,570
Frank's International NV	76,758	416,796
NOW, Inc.†	22,374	228,662
Oceaneering International, Inc.	2,054	38,081
Oil States International, Inc.†	12,817	335,805
RPC, Inc.	97	1,749
SEACOR Holdings, Inc.†	4,809	245,740
Weatherford International PLC†	18,475	42,308
		1,556,711

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Paper & Related Products — 0.0%
Domtar Corp.	1,303	$55,430
International Paper Co.	785	41,942
		97,372
Physicians Practice Management — 0.3%
MEDNAX, Inc.†	12,458	693,039
Pipelines — 0.5%
Cheniere Energy, Inc.†	1,451	77,556
Plains GP Holdings LP, Class A	31,725	690,019
Targa Resources Corp.	4,442	195,448
Williams Cos., Inc.	14,809	368,151
		1,331,174
Poultry — 0.0%
Pilgrim's Pride Corp.†	121	2,978
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	409	49,808
Precious Metals — 0.0%
Tahoe Resources, Inc.	6,458	30,288
Private Equity — 0.2%
Apollo Global Management LLC, Class A	17,074	505,732
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	1,064	261,531
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	926	58,986
Scholastic Corp.	5,100	198,084
		257,070
Publishing-Newspapers — 0.5%
News Corp., Class A	84,278	1,331,592
News Corp., Class B	2,540	40,894
		1,372,486
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,860	76,446
Liberty Media Corp. - Liberty SiriusXM, Series C†	3,742	152,861
Sirius XM Holdings, Inc.	1,558	9,722
		239,029
Real Estate Investment Trusts — 8.7%
AGNC Investment Corp.	8,193	155,012
Alexandria Real Estate Equities, Inc.	2,097	261,894
American Campus Communities, Inc.	2,852	110,144
American Homes 4 Rent, Class A	5,020	100,802
Annaly Capital Management, Inc.	51,620	538,397
Apartment Investment & Management Co., Class A	3,266	133,089
Apple Hospitality REIT, Inc.	4,391	77,150
AvalonBay Communities, Inc.	2,885	474,467
Boston Properties, Inc.	2,743	337,992
Brandywine Realty Trust	3,612	57,359
Brixmor Property Group, Inc.	41,431	631,823
Camden Property Trust	1,903	160,194
Chimera Investment Corp.	3,922	68,282
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Colony NorthStar, Inc., Class A	11,267	$63,321
Columbia Property Trust, Inc.	2,507	51,293
CoreCivic, Inc.	2,466	48,136
Corporate Office Properties Trust	2,083	53,804
CubeSmart	1,209	34,094
CyrusOne, Inc.	231	11,829
DCT Industrial Trust, Inc.	1,952	109,976
DDR Corp.	6,474	47,454
Digital Realty Trust, Inc.	1,015	106,961
Douglas Emmett, Inc.	635	23,343
Duke Realty Corp.	7,445	197,144
Empire State Realty Trust, Inc., Class A	2,700	45,333
EPR Properties	10,811	598,929
Equity Commonwealth†	42,320	1,297,954
Equity Residential	16,200	998,244
Essex Property Trust, Inc.	1,370	329,732
Extra Space Storage, Inc.	387	33,808
Federal Realty Investment Trust	935	108,563
Forest City Realty Trust, Inc., Class A	15,877	321,668
Gaming and Leisure Properties, Inc.	2,855	95,557
GGP, Inc.	12,908	264,098
HCP, Inc.	9,834	228,444
Healthcare Trust of America, Inc., Class A	4,246	112,307
Highwoods Properties, Inc.	2,128	93,249
Hospitality Properties Trust	3,397	86,080
Host Hotels & Resorts, Inc.	15,290	285,006
Hudson Pacific Properties, Inc.	2,933	95,410
Invitation Homes, Inc.	6,136	140,085
Iron Mountain, Inc.	744	24,448
JBG SMITH Properties	1,800	60,678
Kilroy Realty Corp.	2,019	143,268
Kimco Realty Corp.	8,651	124,574
Lamar Advertising Co., Class A	184	11,713
Liberty Property Trust	3,079	122,329
Life Storage, Inc.	11,329	946,198
Macerich Co.	2,865	160,497
Medical Properties Trust, Inc.	65,956	857,428
MFA Financial, Inc.	8,252	62,138
Mid-America Apartment Communities, Inc.	9,484	865,320
National Retail Properties, Inc.	3,204	125,789
New Residential Investment Corp.	6,949	114,311
Omega Healthcare Investors, Inc.	4,074	110,161
OUTFRONT Media, Inc.	2,488	46,625
Paramount Group, Inc.	4,307	61,332
Park Hotels & Resorts, Inc.	3,740	101,055
Piedmont Office Realty Trust, Inc., Class A	2,980	52,418
Prologis, Inc.	11,049	695,976
Rayonier, Inc.	57,192	2,012,015
Realty Income Corp.	5,906	305,517
Regency Centers Corp.	12,022	709,058
Retail Properties of America, Inc., Class A	4,599	53,624
Senior Housing Properties Trust	4,925	77,125

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp.	1,895	$183,493
Spirit Realty Capital, Inc.	9,545	74,069
Starwood Property Trust, Inc.	5,336	111,789
STORE Capital Corp.	3,568	88,558
Sun Communities, Inc.	7,983	729,407
Tanger Factory Outlet Centers, Inc.	1,802	39,644
Taubman Centers, Inc.	3,722	211,819
Two Harbors Investment Corp.	3,621	55,655
UDR, Inc.	5,557	197,940
Uniti Group, Inc.	3,463	56,274
Ventas, Inc.	7,432	368,107
VEREIT, Inc.	20,459	142,395
Vornado Realty Trust	3,603	242,482
Washington Prime Group, Inc.	40,169	267,927
Weingarten Realty Investors	2,511	70,509
Welltower, Inc.	7,771	422,975
Weyerhaeuser Co.	51,441	1,800,435
WP Carey, Inc.	2,208	136,874
		22,032,376
Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	3,451	162,956
Jones Lang LaSalle, Inc.	945	165,035
Realogy Holdings Corp.	53,972	1,472,356
		1,800,347
Real Estate Operations & Development — 0.2%
Howard Hughes Corp.†	767	106,712
St. Joe Co.†	12,401	233,759
VICI Properties, Inc.	4,659	85,353
		425,824
Recreational Vehicles — 0.2%
Brunswick Corp.	7,441	441,921
Rental Auto/Equipment — 0.1%
AMERCO	105	36,235
Element Fleet Management Corp.	43,807	141,110
		177,345
Retail-Apparel/Shoe — 1.2%
Burlington Stores, Inc.†	600	79,890
Chico's FAS, Inc.	11,000	99,440
Foot Locker, Inc.	2,350	107,019
Gap, Inc.	6,642	207,230
L Brands, Inc.	17,436	666,230
PVH Corp.	5,957	902,069
Tapestry, Inc.	4,960	260,946
Urban Outfitters, Inc.†	15,963	589,992
		2,912,816
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	17,141	337,849
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	1,091	129,338
AutoZone, Inc.†	82	53,193
Genuine Parts Co.	1,878	168,719
		351,250
Security Description	Shares	Value (Note 2)
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,212	$56,697
Penske Automotive Group, Inc.	744	32,982
		89,679
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	2,869	60,220
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	3,591	90,385
MSC Industrial Direct Co., Inc., Class A	545	49,982
		140,367
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,261	368,217
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	781	85,730
Retail-Discount — 0.1%
Dollar General Corp.	3,524	329,670
Dollar Tree, Inc.†	255	24,200
		353,870
Retail-Drug Store — 0.0%
Rite Aid Corp.†	11,914	20,016
Retail-Gardening Products — 0.2%
Tractor Supply Co.	8,503	535,859
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	1,264	48,689
Tiffany & Co.	8,960	875,034
		923,723
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,413	74,550
Retail-Misc./Diversified — 0.0%
GameStop Corp., Class A	2,081	26,262
Sally Beauty Holdings, Inc.†	1,713	28,179
		54,441
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,393	34,198
Retail-Regional Department Stores — 0.2%
Kohl's Corp.	3,517	230,399
Macy's, Inc.	6,394	190,157
		420,556
Retail-Restaurants — 0.1%
Dave & Buster's Entertainment, Inc.†	5,781	241,299
Yum China Holdings, Inc.	1,051	43,616
		284,915
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	367	12,863
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	3,851	25,840
Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.	19,715	524,025
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	987	52,084

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	38,400	$474,240
New York Community Bancorp, Inc.	9,957	129,740
People's United Financial, Inc.	7,164	133,680
TFS Financial Corp.	1,099	16,144
		753,804
Schools — 0.3%
Graham Holdings Co., Class B	89	53,600
Strayer Education, Inc.	6,600	666,930
		720,530
Semiconductor Components-Integrated Circuits — 1.3%
Analog Devices, Inc.	8,647	788,001
Cypress Semiconductor Corp.	6,390	108,375
Marvell Technology Group, Ltd.	80,139	1,682,919
Maxim Integrated Products, Inc.	12,347	743,536
		3,322,831
Semiconductor Equipment — 0.0%
Teradyne, Inc.	276	12,616
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	153	39,437
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	463	67,737
Steel-Producers — 0.6%
Nucor Corp.	19,189	1,172,256
Reliance Steel & Aluminum Co.	1,482	127,067
Steel Dynamics, Inc.	4,158	183,867
United States Steel Corp.	3,649	128,408
		1,611,598
Telecom Services — 0.0%
Switch, Inc., Class A	205	3,262
Telecommunication Equipment — 0.4%
ARRIS International PLC†	3,705	98,442
CommScope Holding Co., Inc.†	1,957	78,221
Juniper Networks, Inc.	7,682	186,903
NICE, Ltd., ADR†	6,062	569,404
		932,970
Telephone-Integrated — 0.3%
CenturyLink, Inc.	20,158	331,196
GCI Liberty, Inc., Class A†	1,666	88,065
Telephone & Data Systems, Inc.	11,724	328,623
		747,884
Television — 0.1%
TEGNA, Inc.	4,492	51,164
Tribune Media Co., Class A	1,668	67,571
		118,735
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,214	281,915
Theaters — 0.0%
Cinemark Holdings, Inc.	2,223	83,740
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	78	6,379
Security Description	Shares	Value (Note 2)
Tools-Hand Held — 0.6%
Snap-on, Inc.	1,029	$151,819
Stanley Black & Decker, Inc.	9,617	1,473,324
		1,625,143
Toys — 0.3%
Hasbro, Inc.	578	48,725
Mattel, Inc.	45,216	594,591
		643,316
Transport-Marine — 0.1%
Dorian LPG, Ltd.†	1,107	8,292
Kirby Corp.†	1,115	85,799
Tidewater, Inc.†	6,500	185,965
		280,056
Transport-Rail — 0.6%
Genesee & Wyoming, Inc., Class A†	1,275	90,257
Kansas City Southern	12,470	1,369,830
		1,460,087
Transport-Services — 1.2%
C.H. Robinson Worldwide, Inc.	22,692	2,126,467
Expeditors International of Washington, Inc.	11,599	734,217
Ryder System, Inc.	1,100	80,069
		2,940,753
Transport-Truck — 0.2%
Old Dominion Freight Line, Inc.	483	70,986
Schneider National, Inc., Class B	9,979	260,053
XPO Logistics, Inc.†	655	66,686
		397,725
Water — 0.2%
American Water Works Co., Inc.	3,739	307,084
Aqua America, Inc.	3,723	126,805
		433,889
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	9,352	984,766
Total Common Stocks (cost $215,921,894)		245,257,449
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. (Preference Shares) (cost $220,716)	1,948	212,274
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell Midcap Value Index Fund (cost $2,132,889)	24,012	2,075,357
Total Long-Term Investment Securities (cost $218,275,499)		247,545,080
SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.58%(3)	1,630,758	1,630,758

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Registered Investment Companies (continued)
T. Rowe Price Government Reserve Fund 1.63%(3)	2,086,914	$2,086,914
		3,717,672
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc Notes 1.12% due 04/02/2018	$234,000	234,000
1.22% due 04/02/2018	442,000	442,000
		676,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills Disc. Notes 1.61% due 05/24/2018(4)	200,000	199,523
Total Short-Term Investment Securities (cost $4,593,178)		4,593,195
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 03/29/2018, to be repurchased 04/02/2018 in the amount of $143,004 and collateralized by $150,000 of United States Treasury Notes, bearing interest at 2.38%, due 08/15/2024 and having an approximate value of $147,619 (cost $143,000)	143,000	143,000
TOTAL INVESTMENTS (cost $223,011,677)(5)	99.9%	252,281,275
Other assets less liabilities	0.1	279,513
NET ASSETS	100.0%	$252,560,788

@  See Note 1

†  Non-income producing security

(1)  Security classified as Level 3 (see Note 2).

(2)  Illiquid security. At March 31, 2018, the aggregate value of these securities was $388 representing 0.0% of net assets.

(3)  The rate shown is the 7-day yield as of March 31, 2018.

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	June 2018	$778,127	$753,240	$(24,887)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Food-Retail	$1,652,554	$226,865	**	$388	$1,879,807
Other Industries	240,868,872	2,508,770	**	—	243,377,642
Convertible Preferred Securities	212,274	—		—	212,274
Exchange-Traded Funds	2,075,357	—		—	2,075,357
Short-Term Investment Securities:
Registered Investment Companies	3,717,672	—		—	3,717,672
Other Short-Term Investment Securities	—	875,523		—	875,523
Repurchase Agreements	—	143,000		—	143,000
Total Investments at Value	$248,526,729	$3,754,158		$388	$252,281,275
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$24,887	$—		$—	$24,887

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the

Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Banks-Commercial	8.2%
Human Resources	5.0
Real Estate Investment Trusts	4.0
Insurance-Property/Casualty	3.2
Aerospace/Defense-Equipment	2.6
Medical-Biomedical/Gene	2.3
Commercial Services-Finance	1.7
Real Estate Management/Services	1.7
Savings & Loans/Thrifts	1.6
Recreational Vehicles	1.6
Finance-Auto Loans	1.5
Building-Residential/Commercial	1.5
Chemicals-Specialty	1.4
Veterinary Diagnostics	1.4
Retail-Automobile	1.3
Enterprise Software/Service	1.3
Building & Construction Products-Misc.	1.3
Medical Products	1.2
Electronic Components-Misc.	1.2
Applications Software	1.1
Electronic Components-Semiconductors	1.1
Miscellaneous Manufacturing	1.1
Engineering/R&D Services	1.0
Auto/Truck Parts & Equipment-Replacement	1.0
Finance-Consumer Loans	1.0
Retail-Restaurants	1.0
Medical-Drugs	0.9
Retail-Apparel/Shoe	0.9
Medical-HMO	0.9
Professional Sports	0.9
Diversified Manufacturing Operations	0.8
Oil Companies-Exploration & Production	0.8
Computer Services	0.8
Investment Management/Advisor Services	0.8
B2B/E-Commerce	0.8
Paper & Related Products	0.8
Diversified Operations/Commercial Services	0.8
Finance-Other Services	0.8
Building & Construction-Misc.	0.7
Finance-Investment Banker/Broker	0.7
Machinery-General Industrial	0.7
Computer Software	0.7
Building-Heavy Construction	0.7
Semiconductor Equipment	0.7
Building Products-Wood	0.6
Oil-Field Services	0.6
Batteries/Battery Systems	0.6
Food-Misc./Diversified	0.6
Registered Investment Companies	0.6
Medical Instruments	0.6
Electric-Integrated	0.6
Energy-Alternate Sources	0.6
Consumer Products-Misc.	0.6
E-Commerce/Services	0.6
Power Converter/Supply Equipment	0.5
Auto-Heavy Duty Trucks	0.5
Time Deposits	0.5
Gas-Distribution	0.5
Home Furnishings	0.5
Data Processing/Management	0.5
Medical-Hospitals	0.5%
Medical-Outpatient/Home Medical	0.5
Machinery-Farming	0.5
Distribution/Wholesale	0.5
Computer Aided Design	0.5
Bicycle Manufacturing	0.5
Therapeutics	0.5
Rubber/Plastic Products	0.4
Auto/Truck Parts & Equipment-Original	0.4
Gambling (Non-Hotel)	0.4
Transport-Truck	0.4
Insurance-Life/Health	0.4
Telecom Equipment-Fiber Optics	0.4
Footwear & Related Apparel	0.4
Auto-Truck Trailers	0.4
Containers-Paper/Plastic	0.4
Consulting Services	0.4
Racetracks	0.3
Water	0.3
Commercial Services	0.3
Drug Delivery Systems	0.3
Printing-Commercial	0.3
Web Hosting/Design	0.3
Office Supplies & Forms	0.3
Exchange-Traded Funds	0.3
Retail-Home Furnishings	0.3
Airlines	0.3
Building Products-Cement	0.3
Chemicals-Diversified	0.3
Publishing-Newspapers	0.3
Electronic Measurement Instruments	0.3
Oil Refining & Marketing	0.3
Retail-Discount	0.3
Computers-Integrated Systems	0.2
Financial Guarantee Insurance	0.2
Retail-Pawn Shops	0.2
Metal-Aluminum	0.2
Building Products-Doors & Windows	0.2
Semiconductor Components-Integrated Circuits	0.2
Telephone-Integrated	0.2
Banks-Mortgage	0.2
Internet Security	0.2
Patient Monitoring Equipment	0.2
Independent Power Producers	0.2
Repurchase Agreements	0.2
Telecom Services	0.2
Wireless Equipment	0.2
Broadcast Services/Program	0.2
E-Services/Consulting	0.2
Computers-Periphery Equipment	0.2
Electronic Parts Distribution	0.2
Retail-Jewelry	0.2
Retail-Misc./Diversified	0.2
Schools	0.2
Computers-Other	0.2
Engines-Internal Combustion	0.2
Circuit Boards	0.2
Health Care Cost Containment	0.2
Computer Data Security	0.2
Insurance-Multi-line	0.2

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Medical-Generic Drugs	0.2%
Metal Products-Distribution	0.2
Lasers-System/Components	0.1
Transport-Services	0.1
Wire & Cable Products	0.1
Disposable Medical Products	0.1
Resorts/Theme Parks	0.1
Networking Products	0.1
Aerospace/Defense	0.1
Publishing-Books	0.1
Diagnostic Kits	0.1
Firearms & Ammunition	0.1
Retail-Hair Salons	0.1
Television	0.1
Poultry	0.1
Medical Information Systems	0.1
Appliances	0.1
Oil & Gas Drilling	0.1
Environmental Consulting & Engineering	0.1
Transactional Software	0.1
Coal	0.1
Metal Processors & Fabrication	0.1
Instruments-Controls	0.1
Building-Mobile Home/Manufactured Housing	0.1
Linen Supply & Related Items	0.1
Diagnostic Equipment	0.1
Medical Imaging Systems	0.1
Office Furnishings-Original	0.1
Medical-Nursing Homes	0.1
Machinery-Pumps	0.1
Food-Wholesale/Distribution	0.1
Cosmetics & Toiletries	0.1
Diversified Minerals	0.1
Chemicals-Plastics	0.1
Retail-Regional Department Stores	0.1
Food-Retail	0.1
Storage/Warehousing	0.1
Building-Maintenance & Services	0.1
Oil Field Machinery & Equipment	0.1
Steel-Producers	0.1
Internet Connectivity Services	0.1
Identification Systems	0.1
Medical-Wholesale Drug Distribution	0.1
Food-Dairy Products	0.1
Electric-Generation	0.1
Auto Repair Centers	0.1
Environmental Monitoring & Detection	0.1
Internet Telephone	0.1
Multimedia	0.1
Textile-Apparel	0.1
Funeral Services & Related Items	0.1
Machinery-Electrical	0.1
Building Products-Air & Heating	0.1
Golf	0.1
Airport Development/Maintenance	0.1
Vitamins & Nutrition Products	0.1
E-Marketing/Info	0.1
Transport-Air Freight	0.1
Hotels/Motels	0.1
Rental Auto/Equipment	0.1
Telecommunication Equipment	0.1%
Transport-Equipment & Leasing	0.1
X-Ray Equipment	0.1
Athletic Equipment	0.1
Internet Content-Information/News	0.1
Banks-Fiduciary	0.1
Apparel Manufacturers	0.1
Travel Services	0.1
Tobacco	0.1
Security Services	0.1
Banks-Super Regional	0.1
Hazardous Waste Disposal	0.1
Motion Pictures & Services	0.1
Web Portals/ISP	0.1
Beverages-Wine/Spirits	0.1
99.9%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,644	$120,329
Cubic Corp.	3,117	198,241
National Presto Industries, Inc.	624	58,500
		377,070
Aerospace/Defense-Equipment — 2.6%
AAR Corp.	8,519	375,773
Aerojet Rocketdyne Holdings, Inc.†	9,346	261,408
Curtiss-Wright Corp.	3,700	499,759
HEICO Corp.	38,971	3,383,073
Kaman Corp.	3,459	214,873
KLX, Inc.†	25,391	1,804,284
Moog, Inc., Class A†	7,432	612,471
Triumph Group, Inc.	6,182	155,786
		7,307,427
Agricultural Operations — 0.0%
Andersons, Inc.	3,282	108,634
Airlines — 0.3%
Allegiant Travel Co.	1,560	269,178
Hawaiian Holdings, Inc.	6,385	247,099
SkyWest, Inc.	6,444	350,554
		866,831
Airport Development/Maintenance — 0.1%
Hudson, Ltd., Class A†	12,100	192,511
Apparel Manufacturers — 0.1%
Oxford Industries, Inc.	2,095	156,203
Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	6,200	131,564
iRobot Corp.†	3,478	223,253
		354,817
Applications Software — 1.1%
Ebix, Inc.	6,643	494,903
HubSpot, Inc.†	2,500	270,750
PDF Solutions, Inc.†	3,419	39,866
Progress Software Corp.	29,173	1,121,702
RealPage, Inc.†	24,678	1,270,917
		3,198,138
Athletic Equipment — 0.1%
Nautilus, Inc.†	3,821	51,392
Vista Outdoor, Inc.†	7,134	116,427
		167,819
Audio/Video Products — 0.0%
Daktronics, Inc.	4,871	42,913
Universal Electronics, Inc.†	1,780	92,649
		135,562
Auto Repair Centers — 0.1%
Monro, Inc.	4,081	218,742
Auto-Heavy Duty Trucks — 0.5%
REV Group, Inc.	71,690	1,488,284
Auto-Truck Trailers — 0.4%
Wabash National Corp.	52,274	1,087,822
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.4%
American Axle & Manufacturing Holdings, Inc.†	12,326	$187,602
Cooper-Standard Holding, Inc.†	2,007	246,479
Gentherm, Inc.†	4,565	154,982
Meritor, Inc.†	1,300	26,728
Superior Industries International, Inc.	2,883	38,344
Tenneco, Inc.	9,225	506,176
Titan International, Inc.	6,178	77,904
		1,238,215
Auto/Truck Parts & Equipment-Replacement — 1.0%
Dorman Products, Inc.†	31,034	2,054,761
Douglas Dynamics, Inc.	14,400	624,240
Motorcar Parts of America, Inc.†	2,374	50,875
Standard Motor Products, Inc.	2,533	120,495
		2,850,371
B2B/E-Commerce — 0.8%
ePlus, Inc.†	28,206	2,191,606
Banks-Commercial — 8.2%
1st Source Corp.	2,940	148,823
Allegiance Bancshares, Inc.†	14,643	573,273
Ameris Bancorp	4,759	251,751
BancFirst Corp.	9,100	483,210
BancorpSouth Bank	12,000	381,600
Bank of the Ozarks	71,379	3,445,464
Banner Corp.	14,960	830,130
Cadence BanCorp	800	21,784
Cathay General Bancorp, Class B	4,700	187,906
Central Pacific Financial Corp.	19,218	546,944
Central Valley Community Bancorp	1,100	21,516
Citizens & Northern Corp.	1,200	27,708
City Holding Co.	4,930	338,001
Columbia Banking System, Inc.	9,090	381,325
Community Bank System, Inc.	6,321	338,553
Customers Bancorp, Inc.†	3,671	107,010
CVB Financial Corp.	32,150	727,876
East West Bancorp, Inc.	155	9,694
FCB Financial Holdings, Inc., Class A†	14,400	735,840
Fidelity Southern Corp.	2,738	63,166
First BanCorp./Puerto Rico†	22,602	136,064
First Commonwealth Financial Corp.	31,837	449,857
First Community Bancshares, Inc.	1,300	38,805
First Financial Bancorp	10,827	317,772
First Financial Bankshares, Inc.	8,410	389,383
First Hawaiian, Inc.	4,300	119,669
First Horizon National Corp.	5,043	94,960
First Interstate BancSystem, Inc., Class A	3,200	126,560
First Midwest Bancorp, Inc.	12,819	315,219
Fulton Financial Corp.	5,000	88,750
Glacier Bancorp, Inc.	9,878	379,118
Great Western Bancorp, Inc.	8,822	355,262
Green Bancorp, Inc.†	3,055	67,974
Guaranty Bancorp	2,000	56,700
Hanmi Financial Corp.	4,039	124,199

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Heritage Financial Corp.	4,300	$131,580
Home BancShares, Inc.	76,204	1,738,213
HomeStreet, Inc.†	3,347	95,892
Hope Bancorp, Inc.	25,678	467,083
Independent Bank Corp./ Massachusetts	4,023	287,846
Independent Bank Corp./Michgan	5,600	128,240
LegacyTexas Financial Group, Inc.	53,096	2,273,571
MainSource Financial Group, Inc.	1,400	56,910
NBT Bancorp, Inc.	5,425	192,479
OFG Bancorp	16,369	171,056
Old National Bancorp	16,653	281,436
Opus Bank	2,145	60,060
PacWest Bancorp	3,200	158,496
S&T Bancorp, Inc.	4,352	173,819
Seacoast Banking Corp. of Florida†	5,839	154,558
ServisFirst Bancshares, Inc.	5,615	229,204
Sierra Bancorp	1,400	37,296
Simmons First National Corp., Class A	15,325	435,996
Southside Bancshares, Inc.	4,369	151,779
TCF Financial Corp.	12,100	276,001
Tompkins Financial Corp.	1,538	116,519
TrustCo Bank Corp.	11,991	101,324
Trustmark Corp.	4,100	127,756
UMB Financial Corp.	2,900	209,931
Union Bankshares Corp.	14,563	534,608
United Community Banks, Inc.	9,156	289,787
Veritex Holdings, Inc.†	27,777	768,590
Webster Financial Corp.	2,800	155,120
West Bancorporation, Inc.	1,950	49,920
Westamerica Bancorporation	15,306	888,972
		23,425,908
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	10,486	157,814
Banks-Mortgage — 0.2%
Walker & Dunlop, Inc.	10,687	635,022
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	4,457	148,195
Batteries/Battery Systems — 0.6%
EnerSys	25,579	1,774,415
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	578	99,803
Beverages-Wine/Spirits — 0.1%
MGP Ingredients, Inc.	1,561	139,850
Bicycle Manufacturing — 0.5%
Fox Factory Holding Corp.†	37,188	1,297,861
Broadcast Services/Program — 0.2%
Hemisphere Media Group, Inc.†	12,400	139,500
TiVo Corp.	15,282	207,071
World Wrestling Entertainment, Inc., Class A	4,976	179,186
		525,757
Security Description	Shares	Value (Note 2)
Building & Construction Products-Misc. — 1.3%
American Woodmark Corp.†	1,764	$173,666
Gibraltar Industries, Inc.†	10,851	367,306
Patrick Industries, Inc.†	35,164	2,174,893
Ply Gem Holdings, Inc.†	6,300	136,080
Quanex Building Products Corp.	4,364	75,934
Simpson Manufacturing Co., Inc.	5,171	297,798
Trex Co., Inc.†	3,662	398,316
		3,623,993
Building & Construction-Misc. — 0.7%
Aegion Corp.†	4,061	93,038
Comfort Systems USA, Inc.	4,626	190,822
EMCOR Group, Inc.	15,900	1,239,087
MYR Group, Inc.†	8,849	272,726
TopBuild Corp.†	4,423	338,448
		2,134,121
Building Products-Air & Heating — 0.1%
AAON, Inc.	5,024	195,936
Building Products-Cement — 0.3%
Continental Building Products, Inc.†	25,300	722,315
US Concrete, Inc.†	1,948	117,659
		839,974
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	3,536	153,286
Griffon Corp.	3,781	69,003
Masonite International Corp.†	5,700	349,695
PGT Innovations , Inc.†	6,180	115,257
		687,241
Building Products-Wood — 0.6%
Boise Cascade Co.	4,796	185,126
Universal Forest Products, Inc.	50,820	1,649,109
		1,834,235
Building-Heavy Construction — 0.7%
Dycom Industries, Inc.†	16,278	1,752,001
MasTec, Inc.†	3,000	141,150
Orion Group Holdings, Inc.†	3,509	23,124
		1,916,275
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	6,935	232,184
Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	1,057	183,654
Winnebago Industries, Inc.	3,585	134,796
		318,450
Building-Residential/Commercial — 1.5%
AV Homes, Inc.†	2,700	50,085
Beazer Homes USA, Inc.†	19,500	311,025
Hovnanian Enterprises, Inc., Class A†	18,700	34,221
Installed Building Products, Inc.†	32,657	1,961,053
KB Home	3,400	96,730
LGI Homes, Inc.†	2,223	156,877
M/I Homes, Inc.†	3,468	110,456
MDC Holdings, Inc.	5,588	156,017
Meritage Homes Corp.†	4,718	213,489

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial (continued)
Taylor Morrison Home Corp., Class A†	41,900	$975,432
William Lyon Homes, Class A†	3,582	98,469
		4,163,854
Capacitors — 0.0%
KEMET Corp.†	6,129	111,119
Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	1,414	59,798
Cellular Telecom — 0.0%
ATN International, Inc.	1,356	80,845
Chemicals-Diversified — 0.3%
Aceto Corp.	3,828	29,093
AdvanSix, Inc.†	3,788	131,747
Innophos Holdings, Inc.	2,432	97,791
Innospec, Inc.	3,030	207,858
Koppers Holdings, Inc.†	2,586	106,284
Quaker Chemical Corp.	1,656	245,303
		818,076
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	6,432	138,095
Chemicals-Other — 0.0%
American Vanguard Corp.	3,263	65,913
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	3,662	157,466
PolyOne Corp.	2,300	97,796
		255,262
Chemicals-Specialty — 1.4%
Balchem Corp.	27,576	2,254,338
H.B. Fuller Co.	6,288	312,702
Hawkins, Inc.	1,185	41,653
Ingevity Corp.†	5,239	386,062
Kraton Corp.†	3,944	188,168
Minerals Technologies, Inc.	6,100	408,395
OMNOVA Solutions, Inc.†	14,000	147,000
Sensient Technologies Corp.	1,800	127,044
Stepan Co.	2,461	204,706
		4,070,068
Circuit Boards — 0.2%
Park Electrochemical Corp.	2,367	39,861
TTM Technologies, Inc.†	27,363	418,380
		458,241
Coal — 0.1%
Cloud Peak Energy, Inc.†	9,341	27,182
CONSOL Energy, Inc.†	3,141	90,995
NACCO Industries, Inc., Class A	3,100	101,835
SunCoke Energy, Inc.†	10,603	114,088
		334,100
Commercial Services — 0.3%
Care.com, Inc.†	5,700	92,739
HMS Holdings Corp.†	10,316	173,722
Medifast, Inc.	2,007	187,554
Nutrisystem, Inc.	3,759	101,305
Security Description	Shares	Value (Note 2)
Commercial Services (continued)
RPX Corp.	32,600	$348,494
Team, Inc.†	3,723	51,191
		955,005
Commercial Services-Finance — 1.7%
Cardtronics PLC, Class A†	5,712	127,435
Euronet Worldwide, Inc.†	1,400	110,488
EVERTEC, Inc.	9,276	151,662
Green Dot Corp., Class A†	9,544	612,343
MarketAxess Holdings, Inc.	2,300	500,112
Travelport Worldwide, Ltd.	55,895	913,324
WEX, Inc.†	16,251	2,545,232
		4,960,596
Communications Software — 0.0%
Digi International, Inc.†	3,364	34,649
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	16,500	1,301,685
Computer Data Security — 0.2%
ForeScout Technologies, Inc.†	1,100	35,684
Qualys, Inc.†	4,038	293,764
VASCO Data Security International, Inc.†	8,749	113,300
		442,748
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	5,172	116,111
Computer Services — 0.8%
CACI International, Inc., Class A†	3,065	463,888
Convergys Corp.	9,300	210,366
Engility Holdings, Inc.†	2,197	53,607
ExlService Holdings, Inc.†	4,256	237,357
Insight Enterprises, Inc.†	4,460	155,788
Science Applications International Corp.	6,350	500,380
Sykes Enterprises, Inc.†	4,965	143,687
TTEC Holdings, Inc.	1,769	54,308
Unisys Corp.†	28,000	301,000
Virtusa Corp.†	3,406	165,055
		2,285,436
Computer Software — 0.7%
Box, Inc., Class A†	4,200	86,310
Envestnet, Inc.†	27,636	1,583,543
SendGrid, Inc.†	800	22,512
Tintri, Inc.†	8,200	14,022
Workiva, Inc.†	11,600	274,920
		1,981,307
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	1,915	22,827
Cray, Inc.†	5,037	104,266
Mercury Systems, Inc.†	6,003	290,065
MTS Systems Corp.	2,213	114,301
NetScout Systems, Inc.†	3,600	94,860
Super Micro Computer, Inc.†	4,727	80,359
		706,678

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Other — 0.2%
Lumentum Holdings, Inc.†	7,766	$495,471
Computers-Periphery Equipment — 0.2%
Electronics For Imaging, Inc.†	18,886	516,154
Consulting Services — 0.4%
Forrester Research, Inc.	1,230	50,984
FTI Consulting, Inc.†	4,659	225,542
Huron Consulting Group, Inc.†	16,600	632,460
Navigant Consulting, Inc.†	5,608	107,898
		1,016,884
Consumer Products-Misc. — 0.6%
Central Garden & Pet Co.†	1,286	55,298
Central Garden & Pet Co., Class A†	4,359	172,660
Helen of Troy, Ltd.†	13,442	1,169,454
WD-40 Co.	1,739	229,026
		1,626,438
Containers-Paper/Plastic — 0.4%
Graphic Packaging Holding Co.	36,900	566,415
KapStone Paper and Packaging Corp.	10,907	374,219
Multi-Color Corp.	1,730	114,267
		1,054,901
Cosmetics & Toiletries — 0.1%
Avon Products, Inc.†	54,804	155,644
Inter Parfums, Inc.	2,135	100,665
		256,309
Data Processing/Management — 0.5%
Bottomline Technologies (DE), Inc.†	4,331	167,826
CSG Systems International, Inc.	9,761	442,076
Fair Isaac Corp.†	4,600	779,102
		1,389,004
Diagnostic Equipment — 0.1%
BioTelemetry, Inc.†	3,846	119,418
Repligen Corp.†	4,665	168,780
		288,198
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	17,465	248,003
OraSure Technologies, Inc.†	7,587	128,144
		376,147
Disposable Medical Products — 0.1%
Merit Medical Systems, Inc.†	6,256	283,710
Utah Medical Products, Inc.	1,100	108,735
		392,445
Distribution/Wholesale — 0.5%
Anixter International, Inc.†	3,605	273,079
Core-Mark Holding Co., Inc.	5,743	122,096
Essendant, Inc.	7,992	62,338
Fossil Group, Inc.†	5,388	68,428
G-III Apparel Group, Ltd.†	5,192	195,634
ScanSource, Inc.†	3,182	113,120
Titan Machinery, Inc.†	17,600	414,656
Veritiv Corp.†	1,386	54,331
		1,303,682
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 0.8%
Actuant Corp., Class A	19,168	$445,656
AZZ, Inc.	3,231	141,195
Barnes Group, Inc.	6,095	365,030
EnPro Industries, Inc.	2,687	207,920
Fabrinet†	4,643	145,697
Federal Signal Corp.	7,467	164,423
Harsco Corp.†	18,412	380,208
LSB Industries, Inc.†	2,527	15,491
Lydall, Inc.†	2,160	104,220
Raven Industries, Inc.	4,450	155,972
Standex International Corp.	1,597	152,274
Tredegar Corp.	3,164	56,794
		2,334,880
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	10,023	255,787
Diversified Operations/Commercial Services — 0.8%
Colliers International Group, Inc.	29,514	2,049,747
Viad Corp.	2,542	133,328
		2,183,075
Drug Delivery Systems — 0.3%
Depomed, Inc.†	7,890	51,995
Nektar Therapeutics†	8,200	871,332
		923,327
E-Commerce/Products — 0.0%
FTD Cos., Inc.†	2,091	7,611
E-Commerce/Services — 0.6%
Cargurus, Inc.†	1,000	38,470
Shutterfly, Inc.†	8,347	678,194
Shutterstock, Inc.†	2,292	110,360
Stamps.com, Inc.†	3,733	750,519
		1,577,543
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	3,219	20,924
New Media Investment Group, Inc.	6,625	113,552
QuinStreet, Inc.†	4,488	57,312
		191,788
E-Services/Consulting — 0.2%
Perficient, Inc.†	22,833	523,332
Educational Software — 0.0%
Rosetta Stone, Inc.†	4,500	59,175
Electric Products-Misc. — 0.0%
Graham Corp.	2,000	42,840
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	8,200	97,170
Electric-Generation — 0.1%
Atlantic Power Corp.†	104,900	220,290
Electric-Integrated — 0.6%
Avista Corp.	9,567	490,309
El Paso Electric Co.	10,760	548,760
NorthWestern Corp.	1,500	80,700
PNM Resources, Inc.	4,200	160,650
Portland General Electric Co.	10,000	405,100
		1,685,519

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 1.2%
Bel Fuse, Inc., Class B	2,527	$47,760
Benchmark Electronics, Inc.	23,064	688,460
CTS Corp.	4,099	111,493
Knowles Corp.†	17,900	225,361
Methode Electronics, Inc.	4,586	179,312
OSI Systems, Inc.†	2,225	145,226
Plexus Corp.†	4,193	250,448
Rogers Corp.†	2,279	272,432
Sanmina Corp.†	8,866	231,846
Stoneridge, Inc.†	18,200	502,320
Vishay Intertechnology, Inc.	34,000	632,400
		3,287,058
Electronic Components-Semiconductors — 1.1%
Alpha & Omega Semiconductor, Ltd.†	10,407	160,788
Amkor Technology, Inc.†	37,700	381,901
CEVA, Inc.†	2,765	100,093
Diodes, Inc.†	4,770	145,294
DSP Group, Inc.†	2,778	32,781
Kopin Corp.†	7,594	23,693
Rambus, Inc.†	36,670	492,478
Semtech Corp.†	8,258	322,475
Silicon Laboratories, Inc.†	1,000	89,900
Synaptics, Inc.†	10,900	498,457
Xperi Corp.	37,734	798,074
		3,045,934
Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	3,623	170,824
ESCO Technologies, Inc.	3,216	188,297
FARO Technologies, Inc.†	2,090	122,056
Itron, Inc.†	4,247	303,873
		785,050
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	6,050	515,036
Energy-Alternate Sources — 0.6%
FutureFuel Corp.	14,057	168,544
Green Plains, Inc.	4,803	80,690
Pacific Ethanol, Inc.†	14,500	43,500
Pattern Energy Group, Inc., Class A	7,800	134,862
Renewable Energy Group, Inc.†	18,800	240,640
REX American Resources Corp.†	9,994	727,563
SolarEdge Technologies, Inc.†	4,496	236,490
		1,632,289
Engineering/R&D Services — 1.0%
Exponent, Inc.	33,755	2,654,831
VSE Corp.	5,300	274,116
		2,928,947
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	23,140	495,427
Enterprise Software/Service — 1.3%
Donnelley Financial Solutions, Inc.†	4,212	72,320
LivePerson, Inc.†	6,815	111,425
Manhattan Associates, Inc.†	2,400	100,512
Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
ManTech International Corp., Class A	3,241	$179,778
MicroStrategy, Inc., Class A†	1,171	151,047
Omnicell, Inc.†	4,826	209,449
SailPoint Technologies Holding, Inc.†	9,100	188,279
SPS Commerce, Inc.†	2,147	137,558
Tyler Technologies, Inc.†	12,312	2,597,340
		3,747,708
Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	350	34,223
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	6,951	340,251
Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	2,600	216,424
Finance-Auto Loans — 1.5%
Credit Acceptance Corp.†	12,660	4,182,991
Finance-Consumer Loans — 1.0%
Encore Capital Group, Inc.†	2,954	133,521
Enova International, Inc.†	4,187	92,323
Nelnet, Inc., Class A	3,900	204,399
PRA Group, Inc.†	60,776	2,309,488
World Acceptance Corp.†	757	79,712
		2,819,443
Finance-Investment Banker/Broker — 0.7%
Diamond Hill Investment Group, Inc.	6,243	1,289,554
Greenhill & Co., Inc.	3,160	58,460
Houlihan Lokey, Inc.	6,600	294,360
INTL. FCStone, Inc.†	1,947	83,098
Investment Technology Group, Inc.	4,117	81,270
Piper Jaffray Cos.	1,778	147,663
Stifel Financial Corp.	1,350	79,960
		2,034,365
Finance-Other Services — 0.8%
WageWorks, Inc.†	48,051	2,171,905
Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	28,500	263,910
MGIC Investment Corp.†	12,300	159,900
NMI Holdings, Inc., Class A†	12,886	213,263
Radian Group, Inc.	3,200	60,928
		698,001
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	6,600	259,446
Sturm Ruger & Co., Inc.	2,169	113,872
		373,318
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	1,941	53,766
Food-Dairy Products — 0.1%
Dean Foods Co.	25,645	221,060
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	1,400	106,064
Food-Misc./Diversified — 0.6%
B&G Foods, Inc.	8,275	196,117
Cal-Maine Foods, Inc.†	3,704	161,865
Darling Ingredients, Inc.†	63,498	1,098,515

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified (continued)
J&J Snack Foods Corp.	1,860	$254,002
John B. Sanfilippo & Son, Inc.	1,088	62,963
		1,773,462
Food-Retail — 0.1%
Ingles Markets, Inc., Class A	5,000	169,250
SUPERVALU, Inc.†	4,773	72,693
		241,943
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,964	181,081
SpartanNash Co.	4,486	77,204
		258,285
Footwear & Related Apparel — 0.4%
Crocs, Inc.†	8,566	139,197
Steven Madden, Ltd.	6,584	289,038
Weyco Group, Inc.	600	20,160
Wolverine World Wide, Inc.	23,048	666,087
		1,114,482
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	4,019	203,361
Gambling (Non-Hotel) — 0.4%
Pinnacle Entertainment, Inc.†	38,300	1,154,745
Gas-Distribution — 0.5%
Northwest Natural Gas Co.	4,978	286,981
South Jersey Industries, Inc.	9,905	278,925
Southwest Gas Holdings, Inc.	2,800	189,364
Spire, Inc.	9,316	673,547
		1,428,817
Golf — 0.1%
Callaway Golf Co.	11,777	192,672
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,722	145,083
Health Care Cost Containment — 0.2%
CorVel Corp.†	1,198	60,559
HealthEquity, Inc.†	6,418	388,546
		449,105
Home Furnishings — 0.5%
Ethan Allen Interiors, Inc.	3,146	72,201
Hooker Furniture Corp.	20,031	735,138
Sleep Number Corp.†	16,590	583,138
		1,390,477
Hotels/Motels — 0.1%
Belmond, Ltd., Class A†	10,449	116,507
Marcus Corp.	2,395	72,688
		189,195
Housewares — 0.0%
Lifetime Brands, Inc.	1,000	12,400
Human Resources — 5.0%
AMN Healthcare Services, Inc.†	69,201	3,927,157
ASGN, Inc.†	51,400	4,208,632
Barrett Business Services, Inc.	9,996	828,468
Security Description	Shares	Value (Note 2)
Human Resources (continued)
Cross Country Healthcare, Inc.†	26,734	$297,015
Heidrick & Struggles International, Inc.	2,338	73,062
Insperity, Inc.	52,817	3,673,422
Kelly Services, Inc., Class A	3,789	110,033
Korn/Ferry International	7,030	362,678
Resources Connection, Inc.	3,670	59,454
TriNet Group, Inc.†	1,600	74,112
TrueBlue, Inc.†	14,013	362,937
Willdan Group, Inc.†	14,878	421,791
		14,398,761
Identification Systems — 0.1%
Brady Corp., Class A	5,999	222,863
Independent Power Producers — 0.2%
Dynegy, Inc.†	44,200	597,584
Instruments-Controls — 0.1%
Control4 Corp.†	2,508	53,872
Watts Water Technologies, Inc., Class A	3,446	267,754
		321,626
Insurance Brokers — 0.0%
eHealth, Inc.†	2,039	29,178
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	11,185	328,392
CNO Financial Group, Inc.	16,600	359,722
Primerica, Inc.	4,800	463,680
		1,151,794
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	5,075	216,956
Kemper Corp.	1,700	96,900
United Fire Group, Inc.	2,635	126,111
		439,967
Insurance-Property/Casualty — 3.2%
Ambac Financial Group, Inc.†	900	14,112
AMERISAFE, Inc.	25,584	1,413,516
Employers Holdings, Inc.	4,070	164,632
First American Financial Corp.	3,100	181,908
Global Indemnity, Ltd.	1,100	37,972
HCI Group, Inc.	986	37,626
Infinity Property & Casualty Corp.	1,361	161,142
James River Group Holdings, Ltd.	3,104	110,099
Kinsale Capital Group, Inc.	3,700	189,921
National General Holdings Corp.	75,509	1,835,624
Navigators Group, Inc.	7,393	426,206
ProAssurance Corp.	10,345	502,250
RLI Corp.	43,431	2,753,091
Safety Insurance Group, Inc.	1,894	145,554
Selective Insurance Group, Inc.	7,307	443,535
Stewart Information Services Corp.	2,955	129,843
Third Point Reinsurance, Ltd.†	16,411	228,933
United Insurance Holdings Corp.	2,554	48,884
Universal Insurance Holdings, Inc.	7,435	237,176
		9,062,024

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 0.0%
Blue Capital Reinsurance Holdings, Ltd.	900	$10,980
Maiden Holdings, Ltd.	8,471	55,061
		66,041
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	5,149	223,467
Internet Content-Information/News — 0.1%
DHI Group, Inc.†	15,397	24,635
HealthStream, Inc.	3,190	79,208
XO Group, Inc.†	3,007	62,395
		166,238
Internet Security — 0.2%
Proofpoint, Inc.†	3,575	406,299
Zix Corp.†	21,900	93,513
Zscaler, Inc.†	4,200	117,894
		617,706
Internet Telephone — 0.1%
8x8, Inc.†	11,469	213,897
Investment Management/Advisor Services — 0.8%
Artisan Partners Asset Management, Inc., Class A	40,987	1,364,867
BrightSphere Investment Group PLC	3,100	48,856
Financial Engines, Inc.	7,848	274,680
Virtus Investment Partners, Inc.	1,892	234,229
Waddell & Reed Financial, Inc., Class A	10,347	209,113
WisdomTree Investments, Inc.	14,398	132,030
		2,263,775
Lasers-System/Components — 0.1%
Applied Optoelectronics, Inc.†	2,427	60,820
Electro Scientific Industries, Inc.†	4,175	80,703
II-VI, Inc.†	6,843	279,879
		421,402
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,926	311,338
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.	2,383	131,494
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	4,816	196,252
Machinery-Farming — 0.5%
Alamo Group, Inc.	10,936	1,201,866
Lindsay Corp.	1,323	120,975
		1,322,841
Machinery-General Industrial — 0.7%
Albany International Corp., Class A	3,609	226,284
Applied Industrial Technologies, Inc.	8,913	649,758
Chart Industries, Inc.†	3,848	227,147
DXP Enterprises, Inc.†	9,270	361,066
Kadant, Inc.	3,900	368,550
Tennant Co.	2,225	150,633
		1,983,438
Security Description	Shares	Value (Note 2)
Machinery-Pumps — 0.1%
SPX FLOW, Inc.†	5,288	$260,117
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	1,610	30,622
Medical Imaging Systems — 0.1%
Analogic Corp.	1,554	149,028
Lantheus Holdings, Inc.†	8,122	129,140
		278,168
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	19,200	237,120
Computer Programs & Systems, Inc.	1,387	40,501
Quality Systems, Inc.†	5,868	80,098
		357,719
Medical Instruments — 0.6%
Abaxis, Inc.	2,825	199,501
AngioDynamics, Inc.†	20,873	360,059
CONMED Corp.	3,098	196,196
CryoLife, Inc.†	4,136	82,927
Integra LifeSciences Holdings Corp.†	7,911	437,795
Natus Medical, Inc.†	4,127	138,874
NuVasive, Inc.†	5,600	292,376
		1,707,728
Medical Labs & Testing Services — 0.0%
Medpace Holdings, Inc.†	2,100	73,311
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,724	86,631
Medical Products — 1.2%
Haemonetics Corp.†	6,651	486,587
Inogen, Inc.†	2,153	264,474
Integer Holdings Corp.†	17,733	1,002,801
Invacare Corp.	4,086	71,096
LeMaitre Vascular, Inc.	1,894	68,620
Luminex Corp.	9,607	202,419
MiMedx Group, Inc.†	12,713	88,610
Orthofix International NV†	4,911	288,669
OrthoPediatrics Corp.†	2,200	33,132
Surmodics, Inc.†	1,642	62,478
Tactile Systems Technology, Inc.†	1,837	58,417
Wright Medical Group NV†	45,000	892,800
		3,520,103
Medical-Biomedical/Gene — 2.3%
ACADIA Pharmaceuticals, Inc.†	4,500	101,115
Achillion Pharmaceuticals, Inc.†	48,968	181,671
Acorda Therapeutics, Inc.†	5,838	138,069
Alder Biopharmaceuticals, Inc.†	16,400	208,280
AMAG Pharmaceuticals, Inc.†	13,042	262,796
Amicus Therapeutics, Inc.†	20,000	300,800
ANI Pharmaceuticals, Inc.†	1,115	64,915
Arena Pharmaceuticals, Inc.†	6,130	242,135
ARMO BioSciences, Inc.†	4,000	149,640
Avexis, Inc.†	2,550	315,129
Biohaven Pharmaceutical Holding Co., Ltd.†	6,000	154,560
Bluebird Bio, Inc.†	1,000	170,750
Cambrex Corp.†	4,088	213,803

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
CytomX Therapeutics, Inc.†	6,800	$193,460
Emergent BioSolutions, Inc.†	4,365	229,817
Homology Medicines, Inc.†	8,600	160,820
Innoviva, Inc.†	8,617	143,645
Ligand Pharmaceuticals, Inc.†	2,626	433,710
Medicines Co.†	8,026	264,377
Menlo Therapeutics, Inc.†	5,500	206,690
Myriad Genetics, Inc.†	19,893	587,838
NewLink Genetics Corp.†	23,400	169,650
Novavax, Inc.†	99,700	209,370
Prothena Corp. PLC†	4,300	157,853
Puma Biotechnology, Inc.†	1,400	95,270
REGENXBIO, Inc.†	9,100	271,635
resTORbio, Inc.†	4,000	38,320
Sangamo Therapeutics, Inc.†	3,900	74,100
Selecta Biosciences, Inc.†	14,400	146,736
Seres Therapeutics, Inc.†	20,400	149,736
Solid Biosciences, Inc.†	15,000	112,500
Spark Therapeutics, Inc.†	4,500	299,655
Spectrum Pharmaceuticals, Inc.†	11,274	181,399
		6,630,244
Medical-Drugs — 0.9%
Aimmune Therapeutics, Inc.†	6,600	210,078
Clovis Oncology, Inc.†	3,700	195,360
Corcept Therapeutics, Inc.†	11,861	195,113
Cytokinetics, Inc.†	6,304	45,389
Eagle Pharmaceuticals, Inc.†	1,040	54,798
Enanta Pharmaceuticals, Inc.†	1,787	144,586
Global Blood Therapeutics, Inc.†	5,000	241,500
Horizon Pharma PLC†	12,300	174,660
Lannett Co., Inc.†	3,768	60,476
Paratek Pharmaceuticals, Inc.†	10,800	140,400
Prestige Brands Holdings, Inc.†	1,600	53,952
Progenics Pharmaceuticals, Inc.†	8,745	65,238
Reata Pharmaceuticals, Inc., Class A†	7,468	153,169
Supernus Pharmaceuticals, Inc.†	6,414	293,761
Synergy Pharmaceuticals, Inc.†	65,200	119,316
TG Therapeutics, Inc.†	14,100	200,220
Vanda Pharmaceuticals, Inc.†	11,400	192,090
Voyager Therapeutics, Inc.†	7,800	146,562
		2,686,668
Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	4,406	82,613
Impax Laboratories, Inc.†	9,201	178,959
Momenta Pharmaceuticals, Inc.†	9,565	173,605
		435,177
Medical-HMO — 0.9%
Magellan Health, Inc.†	3,027	324,192
Molina Healthcare, Inc.†	12,200	990,396
Tivity Health, Inc.†	28,358	1,124,395
WellCare Health Plans, Inc.†	350	67,770
		2,506,753
Security Description	Shares	Value (Note 2)
Medical-Hospitals — 0.5%
Community Health Systems, Inc.†	14,265	$56,489
Quorum Health Corp.†	3,533	28,900
Select Medical Holdings Corp.†	13,323	229,822
Surgery Partners, Inc.†	22,500	385,875
Tenet Healthcare Corp.†	28,100	681,425
		1,382,511
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	6,023	158,405
Kindred Healthcare, Inc.	11,376	104,090
		262,495
Medical-Outpatient/Home Medical — 0.5%
Almost Family, Inc.†	1,564	87,584
Amedisys, Inc.†	3,553	214,388
Chemed Corp.	2,011	548,721
Civitas Solutions, Inc.†	18,775	289,135
LHC Group, Inc.†	2,025	124,659
Providence Service Corp.†	1,391	96,174
		1,360,661
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	14,256	221,681
Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	2,044	87,197
Haynes International, Inc.	1,558	57,818
Mueller Industries, Inc.	7,164	187,410
		332,425
Metal Products-Distribution — 0.2%
Olympic Steel, Inc.	1,136	23,299
Worthington Industries, Inc.	9,500	407,740
		431,039
Metal-Aluminum — 0.2%
Century Aluminum Co.†	6,211	102,730
Kaiser Aluminum Corp.	5,835	588,751
		691,481
Miscellaneous Manufacturing — 1.1%
FreightCar America, Inc.	2,100	28,140
Hillenbrand, Inc.	7,844	360,040
John Bean Technologies Corp.	23,131	2,623,055
		3,011,235
Motion Pictures & Services — 0.1%
Eros International PLC†	13,300	144,970
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	7,500	108,000
Multimedia — 0.1%
E.W. Scripps Co., Class A	12,341	147,969
Entravision Communications Corp., Class A	13,300	62,510
		210,479
Networking Products — 0.1%
Extreme Networks, Inc.†	14,345	158,799
NETGEAR, Inc.†	3,905	223,366
		382,165

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Non-Ferrous Metals — 0.0%
Materion Corp.	2,503	$127,778
Office Furnishings-Original — 0.1%
Interface, Inc.	10,984	276,797
Office Supplies & Forms — 0.3%
ACCO Brands Corp.	70,200	881,010
Oil & Gas Drilling — 0.1%
Noble Corp. PLC†	30,711	113,938
Parker Drilling Co.†	17,300	10,985
Rowan Cos. PLC, Class A†	18,700	215,798
		340,721
Oil Companies-Exploration & Production — 0.8%
Carrizo Oil & Gas, Inc.†	9,629	154,064
Denbury Resources, Inc.†	107,718	295,147
EP Energy Corp., Class A†	44,683	59,875
HighPoint Resources Corp.†	61,122	310,500
PDC Energy, Inc.†	8,199	401,997
Ring Energy, Inc.†	6,764	97,064
Sanchez Energy Corp.†	18,000	56,340
SRC Energy, Inc.†	30,090	283,749
Unit Corp.†	13,303	262,867
W&T Offshore, Inc.†	84,600	374,778
		2,296,381
Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	3,964	105,839
Flotek Industries, Inc.†	7,063	43,084
Gulf Island Fabrication, Inc.	1,687	11,978
Natural Gas Services Group, Inc.†	2,900	69,165
		230,066
Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	800	34,800
Delek US Holdings, Inc.	16,700	679,690
Par Pacific Holdings, Inc.†	3,135	53,828
		768,318
Oil-Field Services — 0.6%
Archrock, Inc.	26,929	235,629
Bristow Group, Inc.	4,006	52,078
CARBO Ceramics, Inc.†	2,735	19,829
Era Group, Inc.†	2,515	23,515
FTS International, Inc.†	7,500	137,925
Helix Energy Solutions Group, Inc.†	17,323	100,300
Matrix Service Co.†	3,337	45,717
McDermott International, Inc.†	35,344	215,245
MRC Global, Inc.†	24,500	402,780
Newpark Resources, Inc.†	11,103	89,934
Oil States International, Inc.†	7,469	195,688
Pioneer Energy Services Corp.†	9,681	26,139
SEACOR Holdings, Inc.†	3,689	188,508
TETRA Technologies, Inc.†	15,622	58,582
		1,791,869
Paper & Related Products — 0.8%
Clearwater Paper Corp.†	2,047	80,038
Domtar Corp.	2,200	93,588
Neenah, Inc.	21,419	1,679,249
Security Description	Shares	Value (Note 2)
Paper & Related Products (continued)
P.H. Glatfelter Co.	5,437	$111,622
Schweitzer-Mauduit International, Inc.	3,829	149,905
Verso Corp., Class A†	4,400	74,096
		2,188,498
Pastoral & Agricultural — 0.0%
Phibro Animal Health Corp., Class A	2,438	96,789
Patient Monitoring Equipment — 0.2%
Masimo Corp.†	7,000	615,650
Pharmacy Services — 0.0%
Diplomat Pharmacy, Inc.†	5,992	120,739
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	1,566	127,316
Pollution Control — 0.0%
CECO Environmental Corp.	1,700	7,565
Poultry — 0.1%
Pilgrim's Pride Corp.†	9,200	226,412
Sanderson Farms, Inc.	1,200	142,824
		369,236
Power Converter/Supply Equipment — 0.5%
Advanced Energy Industries, Inc.†	6,332	404,615
Generac Holdings, Inc.†	15,200	697,832
Powell Industries, Inc.	6,083	163,268
SPX Corp.†	5,324	172,923
Vicor Corp.†	2,025	57,814
		1,496,452
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	4,500	9,900
Deluxe Corp.	5,800	429,258
Ennis, Inc.	16,400	323,080
LSC Communications, Inc.	4,342	75,768
RR Donnelley & Sons Co.	8,712	76,056
		914,062
Professional Sports — 0.9%
Madison Square Garden Co., Class A†	10,061	2,472,994
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	35,000	243,250
Scholastic Corp.	3,434	133,377
		376,627
Publishing-Newspapers — 0.3%
Gannett Co., Inc.	64,941	648,111
tronc, Inc.†	10,300	169,126
		817,237
Racetracks — 0.3%
Penn National Gaming, Inc.†	33,996	892,735
Speedway Motorsports, Inc.	4,600	81,972
		974,707
Real Estate Investment Trusts — 4.0%
Acadia Realty Trust	10,421	256,357
Agree Realty Corp.	3,857	185,290
Alexander & Baldwin, Inc.	2,456	56,807

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
American Assets Trust, Inc.	10,360	$346,128
Apollo Commercial Real Estate Finance, Inc.	13,699	246,308
Armada Hoffler Properties, Inc.	5,613	76,842
ARMOUR Residential REIT, Inc.	5,211	121,312
Ashford Hospitality Trust, Inc.	34,800	224,808
Capstead Mtg. Corp.	37,442	323,873
CareTrust REIT, Inc.	9,475	126,965
CBL & Associates Properties, Inc.	27,185	113,361
Cedar Realty Trust, Inc.	9,807	38,640
Chatham Lodging Trust	5,708	109,308
Cherry Hill Mtg. Investment Corp.	2,800	49,112
Chesapeake Lodging Trust	7,479	207,991
CorEnergy Infrastructure Trust, Inc.	2,900	108,866
CoreSite Realty Corp.	7,500	751,950
CubeSmart	3,700	104,340
CYS Investments, Inc.	61,200	411,264
DCT Industrial Trust, Inc.	4,450	250,713
DiamondRock Hospitality Co.	45,356	473,517
Dynex Capital, Inc.	2,400	15,912
Easterly Government Properties, Inc.	5,596	114,158
EastGroup Properties, Inc.	6,723	555,723
EPR Properties	300	16,620
Equity LifeStyle Properties, Inc.	1,400	122,878
First Industrial Realty Trust, Inc.	2,800	81,844
Four Corners Property Trust, Inc.	7,615	175,830
Franklin Street Properties Corp.	18,145	152,600
Getty Realty Corp.	4,102	103,452
Gladstone Commercial Corp.	1,100	19,074
Global Net Lease, Inc.	8,380	141,454
Government Properties Income Trust	17,539	239,583
Hersha Hospitality Trust	17,559	314,306
Highwoods Properties, Inc.	2,100	92,022
Hospitality Properties Trust	5,700	144,438
Independence Realty Trust, Inc.	10,573	97,060
InfraREIT, Inc.†	1,700	33,031
Invesco Mtg. Capital, Inc.	21,486	351,941
Kite Realty Group Trust	10,403	158,438
Lexington Realty Trust	26,950	212,097
LTC Properties, Inc.	10,832	411,616
Mack-Cali Realty Corp.	5,000	83,550
National Retail Properties, Inc.	700	27,482
National Storage Affiliates Trust	6,258	156,951
New York Mortgage Trust, Inc.	13,927	82,587
Pebblebrook Hotel Trust	4,300	147,705
Pennsylvania Real Estate Investment Trust	11,658	112,500
PennyMac Mtg. Investment Trust	7,550	136,127
PotlatchDeltic Corp.	7,800	405,990
PS Business Parks, Inc.	3,901	440,969
Ramco-Gershenson Properties Trust	20,178	249,400
Retail Opportunity Investments Corp.	13,990	247,203
RLJ Lodging Trust	22,900	445,176
Saul Centers, Inc.	4,206	214,380
Summit Hotel Properties, Inc.	14,771	201,033
Taubman Centers, Inc.	1,800	102,438
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Universal Health Realty Income Trust	1,573	$94,537
Urstadt Biddle Properties, Inc., Class A	3,711	71,622
Whitestone REIT	4,881	50,714
Xenia Hotels & Resorts, Inc.	2,300	45,356
		11,453,549
Real Estate Management/Services — 1.7%
FirstService Corp.	39,203	2,868,876
HFF, Inc., Class A	4,579	227,576
RE/MAX Holdings, Inc., Class A	26,844	1,622,720
		4,719,172
Real Estate Operations & Development — 0.0%
Community Healthcare Trust, Inc.	2,149	55,315
Recreational Vehicles — 1.6%
Camping World Holdings, Inc., Class A	42,199	1,360,918
LCI Industries	31,286	3,258,437
		4,619,355
Rental Auto/Equipment — 0.1%
Aaron's, Inc.	2,800	130,480
Rent-A-Center, Inc.	6,647	57,364
		187,844
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	2,939	391,475
Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	8,464	204,914
Ascena Retail Group, Inc.†	21,225	42,662
Buckle, Inc.	3,525	78,079
Caleres, Inc.	5,349	179,726
Cato Corp., Class A	2,897	42,702
Chico's FAS, Inc.	15,905	143,781
Children's Place, Inc.	7,940	1,073,885
DSW, Inc., Class A	8,993	201,983
Express, Inc.†	9,807	70,218
Finish Line, Inc., Class A	5,018	67,944
Francesca's Holdings Corp.†	4,503	21,614
Genesco, Inc.†	2,478	100,607
Guess?, Inc.	7,372	152,895
Shoe Carnival, Inc.	1,413	33,629
Tailored Brands, Inc.	6,128	153,568
Vera Bradley, Inc.†	2,340	24,827
		2,593,034
Retail-Automobile — 1.3%
Asbury Automotive Group, Inc.†	2,308	155,790
Group 1 Automotive, Inc.	2,446	159,822
Lithia Motors, Inc., Class A	34,166	3,434,366
Sonic Automotive, Inc., Class A	2,987	56,604
		3,806,582
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,671	32,183
Barnes & Noble, Inc.	7,065	34,972
		67,155

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	3,546	$84,820
Tile Shop Holdings, Inc.	4,284	25,704
		110,524
Retail-Discount — 0.3%
Big Lots, Inc.	7,500	326,475
Fred's, Inc., Class A	4,472	13,371
Ollie's Bargain Outlet Holdings, Inc.†	6,138	370,122
		709,968
Retail-Hair Salons — 0.1%
Regis Corp.†	24,458	370,050
Retail-Home Furnishings — 0.3%
Haverty Furniture Cos., Inc.	2,418	48,723
Kirkland's, Inc.†	1,990	19,283
La-Z-Boy, Inc.	5,858	175,447
Pier 1 Imports, Inc.	53,900	173,558
RH†	4,860	463,061
		880,072
Retail-Jewelry — 0.2%
Movado Group, Inc.	13,327	511,757
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,747	53,429
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	38,828	117,261
Retail-Misc./Diversified — 0.2%
Five Below, Inc.†	6,874	504,139
Retail-Office Supplies — 0.0%
Office Depot, Inc.	19,300	41,495
Retail-Pawn Shops — 0.2%
EZCORP, Inc., Class A†	16,908	223,186
FirstCash, Inc.	5,794	470,762
		693,948
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,564	107,047
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	3,075	247,045
Retail-Restaurants — 1.0%
Biglari Holdings, Inc.†	126	51,460
BJ's Restaurants, Inc.	2,220	99,678
Bloomin' Brands, Inc.	28,400	689,552
Brinker International, Inc.	9,400	339,340
Chuy's Holdings, Inc.†	2,105	55,151
Dave & Buster's Entertainment, Inc.†	5,064	211,371
Dine Brands Global, Inc.	2,240	146,899
El Pollo Loco Holdings, Inc.†	2,694	25,593
Fiesta Restaurant Group, Inc.†	3,368	62,308
Red Robin Gourmet Burgers, Inc.†	1,613	93,554
Ruth's Hospitality Group, Inc.	3,620	88,509
Shake Shack, Inc., Class A†	2,359	98,205
Sonic Corp.	25,786	650,581
Wingstop, Inc.	3,621	171,020
		2,783,221
Security Description	Shares	Value (Note 2)
Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	2,488	$18,038
Hibbett Sports, Inc.†	2,376	56,905
Zumiez, Inc.†	2,262	54,062
		129,005
Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	2,300	74,313
Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	3,012	13,102
Rubber/Plastic Products — 0.4%
Myers Industries, Inc.	4,427	93,631
Proto Labs, Inc.†	3,113	365,933
Trinseo SA	10,850	803,443
		1,263,007
Satellite Telecom — 0.0%
Iridium Communications, Inc.†	10,389	116,876
Savings & Loans/Thrifts — 1.6%
Banc of California, Inc.	5,299	102,271
BankFinancial Corp.	4,900	83,202
Beneficial Bancorp, Inc.	37,499	583,109
BofI Holding, Inc.†	6,845	277,428
Brookline Bancorp, Inc.	9,561	154,888
Capitol Federal Financial, Inc.	1,100	13,585
Charter Financial Corp.	3,300	67,287
Dime Community Bancshares, Inc.	3,819	70,270
First Defiance Financial Corp.	1,100	63,052
Flushing Financial Corp.	4,000	107,840
Investors Bancorp, Inc.	13,200	180,048
Meridian Bancorp, Inc.	28,800	580,320
Meta Financial Group, Inc.	1,131	123,505
Northfield Bancorp, Inc.	36,100	563,521
Northwest Bancshares, Inc.	12,771	211,488
Oritani Financial Corp.	4,900	75,215
Pacific Premier Bancorp, Inc.†	27,129	1,090,586
People's United Financial, Inc.	6,606	123,268
Provident Financial Holdings, Inc.	1,700	30,753
Provident Financial Services, Inc.	7,570	193,716
		4,695,352
Schools — 0.2%
American Public Education, Inc.†	2,040	87,720
Capella Education Co.	1,453	126,920
Career Education Corp.†	8,172	107,380
Strayer Education, Inc.	1,720	173,806
		495,826
Security Services — 0.1%
Alarm.com Holdings, Inc.†	3,114	117,522
Ascent Capital Group, Inc., Class A†	8,600	31,648
		149,170
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,688	16,661
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	5,800	235,654
MaxLinear, Inc.†	7,583	172,513
Power Integrations, Inc.	3,713	253,784
		661,951

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment — 0.7%
Axcelis Technologies, Inc.†	3,988	$98,105
Brooks Automation, Inc.	8,765	237,356
Cabot Microelectronics Corp.	3,187	341,360
Cohu, Inc.	7,352	167,699
Entegris, Inc.	7,800	271,440
FormFactor, Inc.†	9,026	123,205
Kulicke & Soffa Industries, Inc.†	8,788	219,788
Nanometrics, Inc.†	2,957	79,543
Photronics, Inc.†	8,633	71,222
Rudolph Technologies, Inc.†	3,934	108,972
Ultra Clean Holdings, Inc.†	4,783	92,073
Veeco Instruments, Inc.†	6,011	102,187
		1,912,950
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	4,871	73,990
Steel-Producers — 0.1%
AK Steel Holding Corp.†	39,175	177,463
Carpenter Technology Corp.	1,100	48,532
		225,995
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,522	240,207
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	15,000	388,500
Finisar Corp.†	14,190	224,344
Harmonic, Inc.†	10,274	39,041
Oclaro, Inc.†	21,086	201,582
Viavi Solutions, Inc.†	28,116	273,288
		1,126,755
Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	8,015	87,844
RigNet, Inc.†	7,400	100,640
Spok Holdings, Inc.	2,491	37,241
Switch, Inc., Class A	2,600	41,366
Vonage Holdings Corp.†	25,896	275,792
		542,883
Telecommunication Equipment — 0.1%
ADTRAN, Inc.	6,026	93,704
Comtech Telecommunications Corp.	2,938	87,817
		181,521
Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	5,276	73,073
Frontier Communications Corp.	44,858	332,846
GCI Liberty, Inc., Class A†	2,022	106,883
Windstream Holdings, Inc.	77,900	109,839
		622,641
Television — 0.1%
Sinclair Broadcast Group, Inc., Class A	11,800	369,340
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	5,160	133,128
Unifi, Inc.†	2,118	76,777
		209,905
Security Description	Shares	Value (Note 2)
Therapeutics — 0.5%
Anika Therapeutics, Inc.†	1,829	$90,938
Cara Therapeutics, Inc.†	9,400	116,372
Flexion Therapeutics, Inc.†	7,100	159,111
La Jolla Pharmaceutical Co.†	6,500	193,570
Mersana Therapeutics, Inc.†	7,700	121,429
Sarepta Therapeutics, Inc.†	5,000	370,450
Xencor, Inc.†	7,700	230,846
		1,282,716
Tobacco — 0.1%
Universal Corp.	3,117	151,174
Toys — 0.0%
Funko, Inc., Class A†	10,300	84,563
Transactional Software — 0.1%
ACI Worldwide, Inc.†	4,800	113,856
Synchronoss Technologies, Inc.†	21,440	226,192
		340,048
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	3,165	191,324
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	3,572	179,493
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	376	2,816
International Seaways, Inc.†	4,100	72,160
		74,976
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	3,278	90,473
Hub Group, Inc., Class A†	4,196	175,602
Matson, Inc.	5,283	151,305
		417,380
Transport-Truck — 0.4%
ArcBest Corp.	9,491	304,187
Covenant Transportation Group, Inc., Class A†	1,600	47,728
Forward Air Corp.	3,682	194,630
Heartland Express, Inc.	6,221	111,916
Marten Transport, Ltd.	4,814	109,759
Roadrunner Transportation Systems, Inc.†	3,911	9,934
Saia, Inc.†	3,195	240,104
Schneider National, Inc., Class B	2,800	72,968
YRC Worldwide, Inc.†	6,900	60,927
		1,152,153
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	14,100	151,575
Veterinary Diagnostics — 1.4%
Heska Corp.†	811	64,126
Neogen Corp.†	59,612	3,993,408
		4,057,534
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	1,000	97,470
USANA Health Sciences, Inc.†	1,100	94,490
		191,960

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Water — 0.3%
American States Water Co.	13,969	$741,195
California Water Service Group	5,970	222,383
		963,578
Web Hosting/Design — 0.3%
NIC, Inc.	21,048	279,938
Web.com Group, Inc.†	34,300	620,830
		900,768
Web Portals/ISP — 0.1%
Blucora, Inc.†	5,813	143,000
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,593	147,023
General Cable Corp.	6,300	186,480
Insteel Industries, Inc.	2,251	62,195
		395,698
Wireless Equipment — 0.2%
CalAmp Corp.†	4,433	101,427
InterDigital, Inc.	5,925	436,080
		537,507
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	4,697	168,059
Total Common Stocks (cost $219,762,898)		280,401,203
EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P Small-Cap ETF (cost $881,680)	11,431	880,301
PREFERRED SECURITIES — 0.0%
Telephone-Integrated — 0.0%
GCI Liberty, Inc. Series A 5.00% (cost $4,580)	642	14,991
Total Long-Term Investment Securities (cost $220,649,158)		281,296,495
Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Investor Class 1.50%(1)	1,721,897	$1,721,897
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 04/02/2018	$1,438,000	1,438,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.54% due 04/26/2018(2)	100,000	99,894
Total Short-Term Investment Securities (cost $3,259,791)		3,259,791
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 03/29/2018, to be repurchased 04/02/2018 in the amount of $596,019 and collateralized by $620,000 of United States Treasury Notes, bearing interest at 2.38% due 08/15/2024 and having an approximate value of $610,159 (cost $596,000)	596,000	596,000
TOTAL INVESTMENTS (cost $224,504,949)(3)	99.9%	285,152,286
Other assets less liabilities	0.1	188,595
NET ASSETS	100.0%	$285,340,881

@  See Note 1

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of March 31, 2018.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 4 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
29	Long	E-Mini Russell 2000 Index	June 2018	$2,307,387	$2,220,240	$(87,147)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$280,401,203	$—	$—	$280,401,203
Exchange-Traded Funds	880,301	—	—	880,301
Preferred Securities	14,991	—	—	14,991
Short-Term Investment Securities:
Registered Investment Companies	1,721,897	—	—	1,721,897
Other Short-Term Investment Securities	—	1,537,894	—	1,537,894
Repurchase Agreements	—	596,000	—	596,000
Total Investments at Value	$283,018,392	$2,133,894	$—	$285,152,286
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$87,147	$—	$—	$87,147

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Banks-Commercial	8.7%
Medical-Drugs	6.8
Diversified Banking Institutions	5.1
Auto-Cars/Light Trucks	3.7
Insurance-Life/Health	3.6
Telephone-Integrated	3.4
Oil Companies-Integrated	3.3
Cosmetics & Toiletries	2.6
Food-Misc./Diversified	2.5
Insurance-Multi-line	2.1
Chemicals-Diversified	2.0
Machinery-Electrical	1.8
Cellular Telecom	1.4
Diversified Manufacturing Operations	1.3
Electronic Components-Misc.	1.3
Rubber-Tires	1.3
Apparel Manufacturers	1.2
Electronic Components-Semiconductors	1.1
Beverages-Wine/Spirits	1.1
Diversified Minerals	1.1
Semiconductor Equipment	1.0
Exchange-Traded Funds	1.0
Semiconductor Components-Integrated Circuits	1.0
Import/Export	1.0
Auto/Truck Parts & Equipment-Original	0.9
Insurance-Property/Casualty	0.9
Medical-Biomedical/Gene	0.8
Chemicals-Specialty	0.8
Real Estate Operations & Development	0.8
Industrial Gases	0.8
Building-Residential/Commercial	0.8
Electric-Generation	0.8
Tobacco	0.8
Food-Retail	0.8
Real Estate Investment Trusts	0.7
Toys	0.7
Diversified Operations	0.7
Soap & Cleaning Preparation	0.7
Aerospace/Defense	0.7
Human Resources	0.6
Power Converter/Supply Equipment	0.6
Enterprise Software/Service	0.6
Audio/Video Products	0.6
Metal-Diversified	0.6
Multimedia	0.6
Dialysis Centers	0.6
Brewery	0.6
Real Estate Management/Services	0.6
Medical Products	0.5
E-Commerce/Products	0.5
Retail-Apparel/Shoe	0.5
Electronic Measurement Instruments	0.5
Insurance-Reinsurance	0.5
Athletic Footwear	0.5
Textile-Apparel	0.5
Medical Instruments	0.5
Internet Application Software	0.5
Building Products-Cement	0.5
Commercial Services	0.5
Web Portals/ISP	0.5
Transport-Rail	0.4%
Investment Management/Advisor Services	0.4
Building & Construction Products-Misc.	0.4
Finance-Leasing Companies	0.4
Machinery-Farming	0.4
Food-Dairy Products	0.4
Optical Supplies	0.4
Consumer Products-Misc.	0.4
Wireless Equipment	0.4
Diversified Operations/Commercial Services	0.4
Oil Companies-Exploration & Production	0.4
Machine Tools & Related Products	0.4
Electric-Integrated	0.3
Gas-Distribution	0.3
Distribution/Wholesale	0.3
Computer Services	0.3
Diagnostic Equipment	0.3
E-Commerce/Services	0.3
Wire & Cable Products	0.3
Tools-Hand Held	0.3
Paper & Related Products	0.3
Metal-Copper	0.3
Steel Pipe & Tube	0.3
Electronic Security Devices	0.3
Oil Refining & Marketing	0.3
Metal-Aluminum	0.3
Agricultural Chemicals	0.3
Energy-Alternate Sources	0.3
Advertising Agencies	0.3
Retail-Building Products	0.3
Metal Processors & Fabrication	0.3
Aerospace/Defense-Equipment	0.3
Computer Data Security	0.3
Finance-Other Services	0.3
Public Thoroughfares	0.3
Machinery-General Industrial	0.2
Hotels/Motels	0.2
Food-Catering	0.2
Electric Products-Misc.	0.2
Repurchase Agreements	0.2
Transport-Services	0.2
Containers-Paper/Plastic	0.2
Internet Content-Entertainment	0.2
Machinery-Construction & Mining	0.2
Steel-Producers	0.2
Cable/Satellite TV	0.2
Photo Equipment & Supplies	0.2
Building-Heavy Construction	0.1
Retail-Jewelry	0.1
Engineering/R&D Services	0.1
Industrial Automated/Robotic	0.1
E-Marketing/Info	0.1
Networking Products	0.1
Advertising Sales	0.1
Casino Hotels	0.1
Internet Content-Information/News	0.1
Rental Auto/Equipment	0.1
Office Automation & Equipment	0.1
Satellite Telecom	0.1
Medical Labs & Testing Services	0.1

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Finance-Credit Card	0.1%
Investment Companies	0.1
Telecom Services	0.1
Finance-Investment Banker/Broker	0.1
Instruments-Scientific	0.1
Auto-Heavy Duty Trucks	0.1
Registered Investment Companies	0.1
Transactional Software	0.1
Security Services	0.1
Building Products-Air & Heating	0.1
Resorts/Theme Parks	0.1
Retail-Home Furnishings	0.1
Respiratory Products	0.1
99.2%
Country Allocation*
Japan	21.7%
United Kingdom	15.8
Germany	10.4
France	9.6
Switzerland	7.4
Australia	4.6
Netherlands	3.1
Sweden	2.5
United States	2.1
Italy	2.0
Cayman Islands	2.0
Hong Kong	1.9
Norway	1.8
Spain	1.8
Singapore	1.8
Denmark	1.6
Canada	1.4
Belgium	0.9
Taiwan	0.9
Luxembourg	0.8
Finland	0.8
Jersey	0.7
South Korea	0.7
Austria	0.6
India	0.4
Bermuda	0.4
Ireland	0.4
Israel	0.3
Brazil	0.3
China	0.2
Indonesia	0.1
Mexico	0.1
New Zealand	0.1
99.2%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.9%
Australia — 4.6%
AGL Energy, Ltd.	8,665	$145,179
Alumina, Ltd.	33,895	61,868
Amcor, Ltd.	102,332	1,122,981
AMP, Ltd.	38,693	149,058
APA Group (ASX)	15,172	92,129
Aristocrat Leisure, Ltd.	7,281	135,739
ASX, Ltd.	2,586	111,940
Aurizon Holdings, Ltd.	27,345	89,759
AusNet Services	21,872	28,326
Australia & New Zealand Banking Group, Ltd.	123,834	2,569,191
Bank of Queensland, Ltd.	4,994	42,359
Bendigo & Adelaide Bank, Ltd.	6,175	47,012
BGP Holdings PLC†(1)(2)	98,723	23
BHP Billiton, Ltd.	55,624	1,230,422
BlueScope Steel, Ltd.	7,491	88,090
Boral, Ltd.	15,036	86,502
Brambles, Ltd.	295,486	2,274,107
Caltex Australia, Ltd.	3,614	87,758
Challenger, Ltd.	135,457	1,209,656
CIMIC Group, Ltd.	1,394	48,093
Coca-Cola Amatil, Ltd.	7,702	51,540
Cochlear, Ltd.	785	110,146
Commonwealth Bank of Australia	22,475	1,255,313
Computershare, Ltd.	6,288	84,147
Crown Resorts, Ltd.	4,830	47,381
CSL, Ltd.	26,920	3,237,036
Dexus	12,469	89,661
Domino's Pizza Enterprises, Ltd.	801	25,763
Flight Centre Travel Group, Ltd.	713	31,372
Fortescue Metals Group, Ltd.	21,123	70,701
Goodman Group	23,855	155,038
GPT Group	22,334	81,652
Harvey Norman Holdings, Ltd.	7,578	21,691
Healthscope, Ltd.	21,451	32,015
Incitec Pivot, Ltd.	22,617	61,410
Independence Group NL	267,985	955,554
Insurance Australia Group, Ltd.	31,870	183,981
LendLease Group	7,454	99,695
Macquarie Group, Ltd.	20,657	1,648,075
Medibank Private, Ltd.	37,064	83,111
Mirvac Group	49,510	82,123
National Australia Bank, Ltd.	34,889	767,664
Newcrest Mining, Ltd.	10,021	150,653
Orica, Ltd.	5,022	68,800
Origin Energy, Ltd.†	23,010	155,484
QBE Insurance Group, Ltd.	18,482	137,286
Ramsay Health Care, Ltd.	1,777	85,556
REA Group, Ltd.	716	43,792
Rio Tinto, Ltd.	15,204	854,555
Santos, Ltd.†	24,545	96,460
Scentre Group	379,672	1,121,569
SEEK, Ltd.	4,439	63,874
Sonic Healthcare, Ltd.	5,162	91,002
South32, Ltd.	323,807	807,127
Stockland	31,493	97,671
Security Description	Shares	Value (Note 2)
Australia (continued)
Suncorp Group, Ltd.	17,383	$178,806
Sydney Airport	14,419	74,752
Tabcorp Holdings, Ltd.	26,269	89,064
Telstra Corp., Ltd.	151,175	366,793
TPG Telecom, Ltd.	4,414	18,778
Transurban Group	26,585	234,130
Treasury Wine Estates, Ltd.	9,588	125,215
Vicinity Centres	45,417	84,417
Wesfarmers, Ltd.	14,750	473,274
Westfield Corp.	25,847	169,786
Westpac Banking Corp.	123,771	2,736,936
Woodside Petroleum, Ltd.	10,961	247,638
Woolworths Group, Ltd.	16,684	338,136
WorleyParsons, Ltd.	67,146	747,795
		28,454,610
Austria — 0.6%
ANDRITZ AG	975	54,519
Erste Group Bank AG	63,103	3,173,611
OMV AG	1,985	115,747
Raiffeisen Bank International AG†	1,919	74,769
voestalpine AG	1,517	79,606
		3,498,252
Belgium — 0.9%
Ageas	2,479	128,162
Anheuser-Busch InBev SA/NV	9,934	1,091,772
Colruyt SA	795	43,951
Groupe Bruxelles Lambert SA	1,091	124,754
KBC Group NV	3,280	285,904
Proximus SADP	2,043	63,441
Solvay SA	972	135,149
Telenet Group Holding NV†	708	47,320
UCB SA	1,707	139,246
Umicore SA	65,940	3,498,126
		5,557,825
Bermuda — 0.4%
CK Infrastructure Holdings, Ltd.	9,500	78,081
First Pacific Co., Ltd.	36,000	19,654
Hongkong Land Holdings, Ltd.	15,300	105,764
Jardine Matheson Holdings, Ltd.	2,803	172,899
Jardine Strategic Holdings, Ltd.	44,362	1,706,772
Kerry Properties, Ltd.	9,500	43,132
Kingston Financial Group, Ltd.	53,559	24,231
Li & Fung, Ltd.	76,000	37,526
NWS Holdings, Ltd.	20,000	36,437
Shangri-La Asia, Ltd.	20,000	40,586
Yue Yuen Industrial Holdings, Ltd.	10,000	39,939
		2,305,021
Brazil — 0.3%
Lojas Renner SA	55,130	573,601
Telefonica Brasil SA (Preference Shares)	79,000	1,206,016
		1,779,617

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada — 1.4%
Element Fleet Management Corp.	142,467	$458,911
Magna International, Inc.	25,100	1,414,385
National Bank of Canada	34,700	1,633,258
Nutrien, Ltd.	33,910	1,602,655
Sun Life Financial, Inc.	36,400	1,494,876
Toronto-Dominion Bank	32,394	1,838,262
		8,442,347
Cayman Islands — 2.0%
Alibaba Group Holding, Ltd. ADR†	17,513	3,214,336
ASM Pacific Technology, Ltd.	3,600	50,950
Baidu, Inc. ADR†	4,100	915,079
CK Asset Holdings, Ltd.	33,360	282,296
CK Hutchison Holdings, Ltd.	172,524	2,074,186
iQIYI, Inc. ADR†	62,378	969,978
Melco Resorts & Entertainment, Ltd. ADR	3,222	93,374
MGM China Holdings, Ltd.	12,800	33,441
Minth Group, Ltd.	10,853	49,753
Sands China, Ltd.	31,600	171,588
Tencent Holdings, Ltd.	54,200	2,885,132
WH Group, Ltd.*	114,000	122,538
Wharf Real Estate Investment Co., Ltd.†	17,000	111,293
Wynn Macau, Ltd.	20,800	76,278
YY, Inc., ADR†	10,179	1,070,831
		12,121,053
China — 0.2%
Ping An Insurance Group Co. of China, Ltd.	105,000	1,080,406
Denmark — 1.6%
AP Moller - Maersk A/S, Series A	51	75,031
AP Moller - Maersk A/S, Series B	86	134,058
Carlsberg A/S, Class B	1,391	166,223
Chr. Hansen Holding A/S	1,299	112,237
Coloplast A/S, Class B	1,580	133,909
Danske Bank A/S	43,852	1,638,837
DSV A/S	2,513	198,174
Genmab A/S†	743	159,956
GN Store Nord A/S	38,279	1,358,344
H. Lundbeck A/S	907	50,699
ISS A/S	2,172	80,599
Novo Nordisk A/S, Class B	41,458	2,039,917
Novozymes A/S, Class B	3,073	159,135
Orsted A/S*	2,465	160,496
Pandora A/S	1,441	156,201
TDC A/S†	169,019	1,402,078
Tryg A/S	1,412	32,934
Vestas Wind Systems A/S	23,812	1,704,899
William Demant Holding A/S†	1,450	53,987
		9,817,714
Finland — 0.8%
Elisa Oyj	1,950	88,324
Fortum Oyj	6,021	129,463
Kone Oyj, Class B	4,504	224,977
Security Description	Shares	Value (Note 2)
Finland (continued)
Metso Oyj	1,510	$47,674
Neste Oyj	1,721	120,033
Nokia Oyj	75,491	417,288
Nokian Renkaat Oyj	32,635	1,484,444
Orion Oyj, Class B	1,387	42,489
Sampo Oyj, Class A	5,942	331,410
Stora Enso Oyj, Class R	78,939	1,453,021
UPM-Kymmene Oyj	6,905	256,236
Wartsila Oyj Abp	6,012	133,008
		4,728,367
France — 9.6%
Accor SA	2,308	124,677
Aeroports de Paris	393	85,670
Air Liquide SA	14,080	1,726,482
Alstom SA	2,013	90,810
Amundi SA*	19,720	1,586,945
Arkema SA	889	116,088
Atos SE	1,227	167,997
AXA SA	127,721	3,400,181
BioMerieux	527	43,516
BNP Paribas SA	80,112	5,939,939
Bollore SA	11,640	62,120
Bouygues SA	2,704	135,642
Bureau Veritas SA	3,552	92,370
Capgemini SE	2,090	260,664
Carrefour SA	7,388	153,444
Casino Guichard Perrachon SA	755	37,019
Cie de Saint-Gobain	34,699	1,832,839
Cie Generale des Etablissements Michelin SCA	2,241	331,251
CNP Assurances	2,276	57,467
Credit Agricole SA	14,564	236,970
Danone SA	29,609	2,398,166
Dassault Aviation SA	31	59,243
Dassault Systemes SE	1,717	233,565
Edenred	2,794	97,221
Eiffage SA	957	109,018
Electricite de France SA	7,160	103,826
Engie SA	126,611	2,115,231
Essilor International Cie Generale d'Optique SA	18,173	2,453,153
Eurazeo SA	601	55,342
Eutelsat Communications SA	31,892	632,411
Faurecia SA	996	80,702
Fonciere Des Regions	397	43,833
Gecina SA	604	104,981
Getlink SE	6,316	90,172
Hermes International	417	247,255
ICADE	508	49,370
Iliad SA	356	73,687
Imerys SA	478	46,487
Ingenico Group SA	732	59,559
Ipsen SA	487	75,622
JCDecaux SA	899	31,376
Kering SA	3,801	1,822,560
Klepierre SA	2,906	117,257

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
L'Oreal SA	11,007	$2,486,569
Lagardere SCA	1,584	45,270
Legrand SA	16,564	1,300,032
LVMH Moet Hennessy Louis Vuitton SE	9,864	3,041,949
Natixis SA	12,629	103,662
Orange SA	25,977	441,160
Pernod Ricard SA	2,791	464,937
Peugeot SA	7,682	185,000
Publicis Groupe SA	2,635	183,592
Remy Cointreau SA	339	48,359
Renault SA	2,506	304,447
Rexel SA	3,747	63,463
Safran SA	4,336	459,490
Sanofi	37,489	3,012,437
Schneider Electric SE	42,050	3,698,754
SCOR SE	2,223	91,046
SEB SA	292	55,817
Societe BIC SA	382	38,029
Societe Generale SA	10,026	545,467
Sodexo SA	1,211	122,180
Suez	4,829	70,031
Teleperformance	750	116,375
Thales SA	1,393	169,741
TOTAL SA	167,432	9,515,770
UBISOFT Entertainment SA†	817	69,014
Unibail-Rodamco SE (Euronext Paris)	6,552	1,498,030
Valeo SA	3,059	202,290
Veolia Environnement SA	6,217	147,434
Vinci SA	6,545	644,428
Vivendi SA	82,980	2,147,733
Wendel SA	370	57,753
		58,912,387
Germany — 10.4%
adidas AG	12,674	3,069,403
Allianz SE	5,860	1,324,327
Axel Springer SE	529	44,288
BASF SE	50,759	5,158,680
Bayer AG	69,322	7,838,453
Bayerische Motoren Werke AG	38,489	4,177,031
Bayerische Motoren Werke AG (Preference Shares)	733	68,711
Beiersdorf AG	1,363	154,345
Brenntag AG	2,107	125,390
Commerzbank AG†	48,028	623,992
Continental AG	7,787	2,150,964
Covestro AG*	9,136	899,271
Daimler AG	12,580	1,068,988
Deutsche Bank AG	26,870	374,654
Deutsche Boerse AG	2,496	340,019
Deutsche Lufthansa AG	3,116	99,536
Deutsche Post AG	12,726	556,499
Deutsche Telekom AG	206,140	3,362,801
Deutsche Wohnen SE	34,745	1,621,755
Security Description	Shares	Value (Note 2)
Germany (continued)
Drillisch AG†	692	$46,613
E.ON SE	76,495	850,036
Evonik Industries AG	2,101	74,130
Fraport AG Frankfurt Airport Services Worldwide	479	47,271
Fresenius Medical Care AG & Co. KGaA	2,781	283,958
Fresenius SE & Co. KGaA	37,333	2,851,601
FUCHS PETROLUB SE (Preference Shares)	925	50,235
GEA Group AG	24,754	1,053,078
Hannover Rueck SE	807	110,214
HeidelbergCement AG	18,630	1,830,439
Henkel AG & Co. KGaA	1,338	168,401
Henkel AG & Co. KGaA (Preference Shares)	2,329	306,267
HOCHTIEF AG	268	50,092
HUGO BOSS AG	895	78,003
Infineon Technologies AG	96,429	2,583,335
Innogy SE*	1,790	84,674
K+S AG	2,569	74,156
KION Group AG	929	86,695
LANXESS AG	1,241	95,150
Linde AG†	14,162	2,981,352
MAN SE	486	56,665
Merck KGaA	1,692	162,322
METRO AG	2,334	41,330
MTU Aero Engines AG	669	112,768
Muenchener Rueckversicherungs- Gesellschaft AG	10,909	2,537,096
OSRAM Licht AG	1,300	95,721
Porsche Automobil Holding SE (Preference Shares)	2,068	171,951
ProSiebenSat.1 Media SE	3,033	105,196
RWE AG†	6,606	163,183
SAP SE	33,569	3,512,863
Schaeffler AG (Preference Shares)	2,174	33,570
Siemens AG	34,483	4,398,312
Siemens Healthineers AG†*	22,198	912,272
Stroeer SE & Co. KGaA	10,512	735,337
Symrise AG	19,731	1,588,746
Telefonica Deutschland Holding AG	271,995	1,278,020
thyssenkrupp AG	5,841	152,334
TUI AG	5,766	123,787
Uniper SE	2,636	80,340
United Internet AG	1,658	104,418
Volkswagen AG	424	84,899
Volkswagen AG (Preference Shares)	2,417	480,750
Vonovia SE	6,312	313,026
Wirecard AG	1,526	180,386
Zalando SE†*	1,453	79,267
		64,269,366
Hong Kong — 1.9%
AIA Group, Ltd.	777,800	6,639,980
Bank of East Asia, Ltd.	15,800	63,422
BOC Hong Kong Holdings, Ltd.	311,000	1,525,090

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
CLP Holdings, Ltd.	21,500	$219,781
Galaxy Entertainment Group, Ltd.	31,000	284,169
Hang Lung Group, Ltd.	14,000	45,897
Hang Lung Properties, Ltd.	26,000	61,010
Hang Seng Bank, Ltd.	9,900	230,810
Henderson Land Development Co., Ltd.	17,333	113,561
HKT Trust & HKT, Ltd.	50,000	62,934
Hong Kong & China Gas Co., Ltd.	110,289	227,387
Hong Kong Exchanges & Clearing, Ltd.	15,300	502,909
Hysan Development Co., Ltd.	10,000	53,074
I-CABLE Communications, Ltd.†	23,414	598
Link REIT	29,000	248,715
MTR Corp., Ltd.	18,000	97,290
New World Development Co., Ltd.	73,000	104,068
PCCW, Ltd.	52,000	30,169
Power Assets Holdings, Ltd.	18,000	161,170
Sino Land Co., Ltd.	40,000	65,090
SJM Holdings, Ltd.	30,000	26,289
Sun Hung Kai Properties, Ltd.	20,000	318,598
Swire Pacific, Ltd., Class A	7,500	76,097
Swire Properties, Ltd.	15,800	55,559
Techtronic Industries Co., Ltd.	18,500	109,279
Wharf Holdings, Ltd.	17,000	58,892
Wheelock & Co., Ltd.	11,000	80,672
		11,462,510
India — 0.4%
HDFC Bank, Ltd. ADR	14,790	1,460,808
Infosys, Ltd. ADR	59,100	1,054,935
		2,515,743
Indonesia — 0.1%
Bank Central Asia Tbk PT	540,600	917,839
Ireland — 0.4%
AIB Group PLC	10,622	64,049
Bank of Ireland Group PLC†	12,391	108,608
CRH PLC	10,782	366,581
DCC PLC	13,550	1,248,565
James Hardie Industries PLC CDI	6,065	107,149
Kerry Group PLC, Class A	2,070	210,489
Paddy Power Betfair PLC	1,036	106,443
		2,211,884
Isle of Man — 0.0%
Genting Singapore PLC	82,100	68,040
Israel — 0.3%
Azrieli Group, Ltd.	502	24,110
Bank Hapoalim B.M.	14,331	98,532
Bank Leumi Le-Israel B.M.	17,940	108,354
Bezeq The Israeli Telecommunication Corp., Ltd.	26,679	34,136
Check Point Software Technologies, Ltd.†	14,903	1,480,464
Elbit Systems, Ltd.	298	35,909
Frutarom Industries, Ltd.	493	45,319
Security Description	Shares	Value (Note 2)
Israel (continued)
Israel Chemicals, Ltd.	6,366	$26,974
Mizrahi Tefahot Bank, Ltd.	1,991	38,127
NICE, Ltd.†	756	70,931
Teva Pharmaceutical Industries, Ltd. ADR	11,887	203,149
		2,166,005
Italy — 2.0%
Assicurazioni Generali SpA	16,266	313,600
Atlantia SpA	5,912	183,280
Davide Campari-Milano SpA	7,431	56,320
Enel SpA	105,974	649,320
Eni SpA	33,294	586,904
Intesa Sanpaolo SpA	1,362,049	4,967,098
Intesa Sanpaolo SpA (RSP)	12,526	47,469
Leonardo SpA	5,453	63,067
Luxottica Group SpA	2,269	141,205
Mediobanca Banca di Credito Finanziario SpA	7,453	87,734
Moncler SpA	33,296	1,269,655
Poste Italiane SpA*	6,791	62,158
Prysmian SpA	63,454	1,996,400
Recordati SpA	1,379	51,099
Snam SpA	29,881	137,452
Telecom Italia SpA†	148,063	141,002
Telecom Italia SpA( RSP)	1,054,301	880,619
Terna Rete Elettrica Nazionale SpA	18,639	109,050
UniCredit SpA†	26,128	548,221
UnipolSai Assicurazioni SpA	12,334	29,374
		12,321,027
Japan — 21.7%
ABC-Mart, Inc.	500	32,940
Acom Co., Ltd.†	5,400	24,055
Aeon Co., Ltd.	8,000	142,813
AEON Financial Service Co., Ltd.	1,600	36,765
Aeon Mall Co., Ltd.	1,600	33,532
Air Water, Inc.	2,100	40,972
Aisin Seiki Co., Ltd.	13,100	711,602
Ajinomoto Co., Inc.	7,000	126,639
Alfresa Holdings Corp.	2,300	51,186
Alps Electric Co., Ltd.	2,625	64,339
Amada Holdings Co., Ltd.	4,100	49,783
ANA Holdings, Inc.	1,600	61,922
Aozora Bank, Ltd.	1,600	63,681
Asahi Glass Co., Ltd.	2,700	111,776
Asahi Group Holdings, Ltd.	5,100	271,620
Asahi Kasei Corp.	126,700	1,665,836
Asics Corp.	2,100	38,860
Astellas Pharma, Inc.	172,000	2,608,975
Bandai Namco Holdings, Inc.	2,600	85,400
Bank of Kyoto, Ltd.	800	44,660
Benesse Holdings, Inc.	1,200	43,475
Bridgestone Corp.	52,000	2,259,743
Brother Industries, Ltd.	3,000	69,724
Calbee, Inc.	1,100	36,389
Canon, Inc.	13,800	499,708
Casio Computer Co., Ltd.	3,000	44,716

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Central Japan Railway Co.	8,500	$1,608,054
Chiba Bank, Ltd.	10,000	80,353
Chubu Electric Power Co., Inc.	8,700	122,890
Chugai Pharmaceutical Co., Ltd.	3,000	151,685
Chugoku Electric Power Co., Inc.	4,000	48,193
Coca-Cola Bottlers Japan Holdings, Inc.	1,738	71,787
Concordia Financial Group, Ltd.	16,000	88,267
Credit Saison Co., Ltd.	39,000	640,318
CyberAgent, Inc.	15,900	790,480
CYBERDYNE, Inc.†	1,485	21,018
Dai Nippon Printing Co., Ltd.	3,300	68,168
Dai-ichi Life Holdings, Inc.	14,100	257,406
Daicel Corp.	3,900	42,590
Daifuku Co., Ltd.	1,448	86,685
Daiichi Sankyo Co., Ltd.	7,400	245,218
Daikin Industries, Ltd.	3,300	363,944
Daito Trust Construction Co., Ltd.	1,100	190,113
Daiwa House Industry Co., Ltd.	7,500	288,990
Daiwa House REIT Investment Corp.	19	45,462
Daiwa Securities Group, Inc.	22,000	140,326
DeNA Co., Ltd.	1,600	28,871
Denso Corp.	6,200	339,119
Dentsu, Inc.	2,800	122,889
Disco Corp.	500	107,843
Don Quijote Holdings Co., Ltd.	1,600	91,875
East Japan Railway Co.	4,300	398,540
Eisai Co., Ltd.	3,500	223,049
Electric Power Development Co., Ltd.	42,100	1,061,155
FamilyMart UNY Holdings Co., Ltd.	1,200	101,048
FANUC Corp.	2,600	658,766
Fast Retailing Co., Ltd.	700	284,460
Fuji Electric Co., Ltd.	9,000	61,238
FUJIFILM Holdings Corp.	5,300	211,442
Fujitsu, Ltd.	26,000	160,000
Fukuoka Financial Group, Inc.	12,000	64,621
Hachijuni Bank, Ltd.	5,000	26,784
Hakuhodo DY Holdings, Inc.	2,900	39,873
Hamamatsu Photonics KK	16,000	604,483
Hankyu Hanshin Holdings, Inc.	3,100	114,934
Hikari Tsushin, Inc.	300	47,958
Hino Motors, Ltd.	3,400	43,744
Hirose Electric Co., Ltd.	525	72,135
Hisamitsu Pharmaceutical Co., Inc.	1,000	77,440
Hitachi Chemical Co., Ltd.	1,500	34,185
Hitachi Construction Machinery Co., Ltd.	1,500	57,869
Hitachi High-Technologies Corp.	1,000	47,554
Hitachi Metals, Ltd.	3,000	35,468
Hitachi, Ltd.	63,000	456,373
Honda Motor Co., Ltd.	60,700	2,087,891
Hoshizaki Corp.	700	61,444
Hoya Corp.	5,100	254,269
Hulic Co., Ltd.	3,900	42,553
Idemitsu Kosan Co., Ltd.	1,900	72,229
IHI Corp.	2,100	65,227
Security Description	Shares	Value (Note 2)
Japan (continued)
Iida Group Holdings Co., Ltd.	2,100	$39,235
Inpex Corp.	12,700	157,072
Isetan Mitsukoshi Holdings, Ltd.	4,400	48,547
Isuzu Motors, Ltd.	7,200	110,431
ITOCHU Corp.	19,500	378,711
J. Front Retailing Co., Ltd.	3,000	51,003
Japan Airlines Co., Ltd.	1,800	72,436
Japan Airport Terminal Co., Ltd.	700	26,742
Japan Exchange Group, Inc.	6,900	127,748
Japan Post Bank Co., Ltd.	5,300	71,128
Japan Post Holdings Co., Ltd.	20,600	248,002
Japan Prime Realty Investment Corp.	14	49,866
Japan Real Estate Investment Corp.	17	88,032
Japan Retail Fund Investment Corp.	31	59,492
Japan Tobacco, Inc.	14,300	412,046
JFE Holdings, Inc.	6,600	132,955
JGC Corp.	2,700	58,717
JSR Corp.	2,300	51,726
JTEKT Corp.	2,800	41,472
JXTG Holdings, Inc.	39,950	241,679
Kajima Corp.	14,000	129,862
Kakaku.com, Inc.	31,600	552,974
Kamigumi Co., Ltd.	1,900	42,427
Kaneka Corp.	5,000	49,575
Kansai Electric Power Co., Inc.	9,400	120,763
Kansai Paint Co., Ltd.	2,900	67,536
Kao Corp.	6,500	487,538
Kawasaki Heavy Industries, Ltd.	1,900	61,426
KDDI Corp.	111,900	2,856,786
Keihan Holdings Co., Ltd.	1,500	46,238
Keikyu Corp.	3,100	53,898
Keio Corp.	1,500	64,071
Keisei Electric Railway Co., Ltd.	1,900	58,390
Keyence Corp.	5,000	3,103,238
Kikkoman Corp.	2,000	80,447
Kintetsu Group Holdings Co., Ltd.	2,300	89,596
Kirin Holdings Co., Ltd.	36,300	966,306
Kobe Steel, Ltd.†	4,100	41,075
Koito Manufacturing Co., Ltd.	8,800	610,347
Komatsu, Ltd.	12,000	400,019
Konami Holdings Corp.	1,400	73,549
Konica Minolta, Inc.	6,100	52,283
Kose Corp.	340	71,160
Kubota Corp.	137,600	2,407,887
Kuraray Co., Ltd.	4,500	76,463
Kurita Water Industries, Ltd.	1,500	47,578
Kyocera Corp.	4,200	236,989
Kyowa Hakko Kirin Co., Ltd.	3,300	72,479
Kyushu Electric Power Co., Inc.	5,600	66,734
Kyushu Financial Group, Inc.	4,600	22,740
Kyushu Railway Co.	2,200	68,437
Lawson, Inc.	800	54,509
LINE Corp.†	700	27,696
Lion Corp.	3,100	62,434
LIXIL Group Corp.	3,500	78,154
M3, Inc.	2,600	116,799

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Mabuchi Motor Co., Ltd.	800	$39,397
Makita Corp.	40,500	1,979,230
Marubeni Corp.	21,500	155,565
Marui Group Co., Ltd.	2,800	57,050
Maruichi Steel Tube, Ltd.	700	21,413
Mazda Motor Corp.	7,500	99,138
McDonald's Holdings Co. Japan, Ltd.	1,000	46,802
Mebuki Financial Group, Inc.	12,200	46,894
Medipal Holdings Corp.	2,200	45,073
MEIJI Holdings Co., Ltd.	1,700	129,411
MinebeaMitsumi, Inc.	5,000	106,762
Miraca Holdings, Inc.	14,500	566,209
MISUMI Group, Inc.	3,600	98,826
Mitsubishi Chemical Holdings Corp.	18,200	176,261
Mitsubishi Corp.	62,700	1,686,456
Mitsubishi Electric Corp.	188,900	3,020,660
Mitsubishi Estate Co., Ltd.	16,300	275,509
Mitsubishi Gas Chemical Co., Inc.	2,100	50,307
Mitsubishi Heavy Industries, Ltd.	4,100	156,979
Mitsubishi Materials Corp.	1,600	48,118
Mitsubishi Motors Corp.	8,700	62,222
Mitsubishi Tanabe Pharma Corp.	3,000	58,644
Mitsubishi UFJ Financial Group, Inc.	745,500	4,883,356
Mitsubishi UFJ Lease & Finance Co., Ltd.	126,100	739,499
Mitsui & Co., Ltd.	22,400	383,666
Mitsui Chemicals, Inc.	2,500	78,826
Mitsui Fudosan Co., Ltd.	53,600	1,300,394
Mitsui OSK Lines, Ltd.	1,600	46,013
Mixi, Inc.	700	25,854
Mizuho Financial Group, Inc.	314,400	565,539
MS&AD Insurance Group Holdings, Inc.	6,200	195,489
Murata Manufacturing Co., Ltd.	12,900	1,766,393
Nabtesco Corp.	1,600	61,726
Nagoya Railroad Co., Ltd.	2,500	63,343
NEC Corp.	3,400	95,573
Nexon Co., Ltd.†	5,000	82,703
NGK Insulators, Ltd.	3,500	60,326
NGK Spark Plug Co., Ltd.	2,100	50,583
NH Foods, Ltd.	1,000	40,976
Nidec Corp.	3,100	477,506
Nikon Corp.	4,500	80,184
Nintendo Co., Ltd.	10,000	4,403,928
Nippon Building Fund, Inc.	19	104,995
Nippon Electric Glass Co., Ltd.	1,300	38,607
Nippon Express Co., Ltd.	1,100	73,606
Nippon Paint Holdings Co., Ltd.	2,100	77,069
Nippon Prologis REIT, Inc.	23	49,500
Nippon Steel & Sumitomo Metal Corp.	9,800	215,194
Nippon Telegraph & Telephone Corp.	80,100	3,688,642
Nippon Yusen KK	2,100	42,393
Nissan Chemical Industries, Ltd.	1,700	70,617
Nissan Motor Co., Ltd.	30,400	315,414
Nisshin Seifun Group, Inc.	2,800	55,497
Security Description	Shares	Value (Note 2)
Japan (continued)
Nissin Foods Holdings Co., Ltd.	900	$62,422
Nitori Holdings Co., Ltd.	1,100	194,403
Nitto Denko Corp.	2,200	164,951
NOK Corp.	1,500	29,125
Nomura Holdings, Inc.	47,900	276,988
Nomura Real Estate Holdings, Inc.	72,500	1,711,574
Nomura Real Estate Master Fund, Inc.	47	64,843
Nomura Research Institute, Ltd.	1,900	89,996
NSK, Ltd.	5,100	68,348
NTT Data Corp.	7,900	84,045
NTT DOCOMO, Inc.	18,000	459,537
Obayashi Corp.	8,300	90,797
OBIC Co., Ltd.	1,000	83,173
Odakyu Electric Railway Co., Ltd.	3,700	74,866
Oji Holdings Corp.	13,000	83,568
Olympus Corp.	3,700	140,482
Omron Corp.	22,600	1,329,599
Ono Pharmaceutical Co., Ltd.	5,200	160,977
Oracle Corp. Japan	600	48,776
Oriental Land Co., Ltd.	2,900	296,119
ORIX Corp.	107,000	1,886,993
Osaka Gas Co., Ltd.	4,900	96,683
Otsuka Corp.	1,600	80,598
Otsuka Holdings Co., Ltd.	5,100	255,419
Panasonic Corp.	139,200	1,989,786
Park24 Co., Ltd.	1,500	40,205
Persol Holdings Co., Ltd.	2,301	66,929
Pola Orbis Holdings, Inc.	15,944	653,314
Rakuten, Inc.	12,500	105,622
Recruit Holdings Co., Ltd.	140,600	3,494,354
Renesas Electronics Corp.†	56,421	567,365
Resona Holdings, Inc.	29,800	157,395
Ricoh Co., Ltd.	8,900	87,908
Rinnai Corp.	400	37,968
Rohm Co., Ltd.	1,400	133,283
Ryohin Keikaku Co., Ltd.	420	140,914
Sankyo Co., Ltd.	800	28,194
Santen Pharmaceutical Co., Ltd.	107,800	1,737,484
SBI Holdings, Inc.	3,000	68,596
Secom Co., Ltd.	2,800	208,411
Sega Sammy Holdings, Inc.	2,500	39,589
Seibu Holdings, Inc.	2,900	50,475
Seiko Epson Corp.	3,700	65,755
Sekisui Chemical Co., Ltd.	125,800	2,194,303
Sekisui House, Ltd.	7,500	136,883
Seven & i Holdings Co., Ltd.	47,600	2,041,694
Seven Bank, Ltd.	8,000	25,488
Sharp Corp.†	2,100	62,760
Shimadzu Corp.	3,200	89,981
Shimamura Co., Ltd.	400	50,035
Shimano, Inc.	1,100	158,583
Shimizu Corp.	7,200	64,350
Shin-Etsu Chemical Co., Ltd.	5,100	527,471
Shinsei Bank, Ltd.	2,400	36,901
Shionogi & Co., Ltd.	3,900	201,258
Shiseido Co., Ltd.	46,200	2,958,137

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Shizuoka Bank, Ltd.	8,000	$75,636
Showa Shell Sekiyu KK	2,500	33,857
SMC Corp.	7,400	2,995,329
SoftBank Group Corp.	21,700	1,621,305
Sohgo Security Services Co., Ltd.	1,100	54,377
Sompo Holdings, Inc.	4,600	185,115
Sony Corp.	32,000	1,547,596
Sony Financial Holdings, Inc.	2,200	40,028
Stanley Electric Co., Ltd.	1,900	70,175
Start Today Co., Ltd.	2,530	67,574
Subaru Corp.	8,000	262,168
SUMCO Corp.	3,112	81,598
Sumitomo Chemical Co., Ltd.	21,000	122,363
Sumitomo Corp.	162,400	2,733,503
Sumitomo Dainippon Pharma Co., Ltd.	2,100	35,248
Sumitomo Electric Industries, Ltd.	9,800	149,526
Sumitomo Heavy Industries, Ltd.	1,700	64,466
Sumitomo Metal Mining Co., Ltd.	3,100	130,520
Sumitomo Mitsui Financial Group, Inc.	56,100	2,350,395
Sumitomo Mitsui Trust Holdings, Inc.	34,500	1,396,471
Sumitomo Realty & Development Co., Ltd.	6,000	221,888
Sumitomo Rubber Industries, Ltd.	29,500	541,178
Sundrug Co., Ltd.	1,096	50,626
Suntory Beverage & Food, Ltd.	1,900	92,317
Suruga Bank, Ltd.	2,100	28,992
Suzuken Co., Ltd.	1,100	45,435
Suzuki Motor Corp.	55,300	2,977,952
Sysmex Corp.	2,100	190,254
T&D Holdings, Inc.	7,100	112,667
Taiheiyo Cement Corp.	1,600	58,118
Taisei Corp.	2,600	131,949
Taisho Pharmaceutical Holdings Co., Ltd.	400	39,321
Taiyo Nippon Sanso Corp.	2,100	31,795
Takashimaya Co., Ltd.	5,000	47,977
Takeda Pharmaceutical Co., Ltd.	9,300	453,004
TDK Corp.	1,800	162,229
Teijin, Ltd.	2,300	43,253
Terumo Corp.	37,400	1,964,814
THK Co., Ltd.	41,500	1,716,085
Tobu Railway Co., Ltd.	2,700	81,326
Toho Co., Ltd.	1,600	53,080
Toho Gas Co., Ltd.	1,000	30,732
Tohoku Electric Power Co., Inc.	6,000	80,128
Tokio Marine Holdings, Inc.	46,200	2,055,890
Tokyo Electric Power Co. Holdings, Inc.†	19,700	75,908
Tokyo Electron, Ltd.	12,400	2,332,466
Tokyo Gas Co., Ltd.	5,100	135,235
Tokyo Tatemono Co., Ltd.	2,400	36,156
Tokyu Corp.	7,100	110,632
Tokyu Fudosan Holdings Corp.	6,500	47,343
Toppan Printing Co., Ltd.	7,000	57,432
Security Description	Shares	Value (Note 2)
Japan (continued)
Toray Industries, Inc.	18,900	$178,778
Toshiba Corp.†	52,000	150,519
Tosoh Corp.	18,900	370,877
TOTO, Ltd.	1,900	100,174
Toyo Seikan Group Holdings, Ltd.	2,100	31,222
Toyo Suisan Kaisha, Ltd.	1,400	54,274
Toyoda Gosei Co., Ltd.	1,200	27,901
Toyota Industries Corp.	2,100	127,099
Toyota Motor Corp.	132,100	8,473,122
Toyota Tsusho Corp.	2,700	91,476
Trend Micro, Inc.	1,700	101,452
Tsuruha Holdings, Inc.	487	69,431
Unicharm Corp.	5,200	148,027
United Urban Investment Corp.	38	59,569
USS Co., Ltd.	3,000	60,617
West Japan Railway Co.	2,200	153,641
Yahoo Japan Corp.	191,000	886,744
Yakult Honsha Co., Ltd.	1,300	96,152
Yamada Denki Co., Ltd.	9,000	53,964
Yamaguchi Financial Group, Inc.	3,000	36,314
Yamaha Corp.	2,200	96,659
Yamaha Motor Co., Ltd.	3,600	107,589
Yamato Holdings Co., Ltd.	4,600	115,362
Yamazaki Baking Co., Ltd.	1,600	33,201
Yaskawa Electric Corp.	3,100	140,571
Yokogawa Electric Corp.	2,900	59,905
Yokohama Rubber Co., Ltd.	1,600	37,036
		133,616,948
Jersey — 0.7%
Experian PLC	12,066	260,649
Ferguson PLC	3,330	250,481
Glencore PLC	158,773	790,023
Randgold Resources, Ltd.	1,186	98,238
Shire PLC	11,731	584,782
Shire PLC ADR	6,500	971,035
WPP PLC	107,701	1,711,800
		4,667,008
Luxembourg — 0.8%
ArcelorMittal†	8,671	275,028
Eurofins Scientific SE	143	75,592
Millicom International Cellular SA SDR	887	60,575
RTL Group SA	508	42,191
Samsonite International SA	519,900	2,377,329
SES SA FDR	4,732	64,109
Tenaris SA	109,258	1,888,912
		4,783,736
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	93,800	25,137
Mexico — 0.1%
America Movil SAB de CV, Series L ADR	36,600	698,694
Netherlands — 3.1%
Aalberts Industries NV	33,547	1,712,717
ABN AMRO Group NV CVA*	37,537	1,131,730

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Aegon NV	22,788	$153,889
AerCap Holdings NV†	1,806	91,600
Airbus SE	7,519	869,976
Akzo Nobel NV	3,236	305,922
Altice NV, Class A†	6,251	51,702
ASML Holding NV	19,896	3,936,362
Boskalis Westminster NV	1,160	34,007
CNH Industrial NV	13,253	163,965
EXOR NV	1,334	95,310
Ferrari NV	1,604	193,204
Fiat Chrysler Automobiles NV†	13,968	286,398
Heineken Holding NV	1,567	161,579
Heineken NV	3,398	365,700
ING Groep NV	192,641	3,253,654
Koninklijke Ahold Delhaize NV	16,618	394,035
Koninklijke DSM NV	2,315	230,196
Koninklijke KPN NV	44,759	134,372
Koninklijke Philips NV	79,620	3,059,799
Koninklijke Vopak NV	949	46,624
NN Group NV	4,110	182,529
NXP Semiconductors NV†	4,476	523,692
QIAGEN NV†	2,808	90,711
Randstad Holding NV	1,557	102,588
RELX NV	12,656	262,562
STMicroelectronics NV	8,627	191,454
Unilever NV CVA	21,229	1,200,042
Wolters Kluwer NV	3,958	210,790
		19,437,109
New Zealand — 0.1%
Auckland International Airport, Ltd.	12,362	54,867
Fisher & Paykel Healthcare Corp., Ltd.	7,343	70,530
Fletcher Building, Ltd.	9,301	40,630
Mercury NZ, Ltd.	9,347	21,814
Meridian Energy, Ltd.	17,080	35,334
Ryman Healthcare, Ltd.	5,204	39,949
Spark New Zealand, Ltd.	25,170	60,987
		324,111
Norway — 1.8%
Det Norske Oljeselskap ASA	54,441	1,472,667
DNB ASA	263,404	5,139,292
Gjensidige Forsikring ASA	2,669	48,972
Marine Harvest ASA	5,422	108,944
Norsk Hydro ASA	289,607	1,707,810
Orkla ASA	11,065	118,947
Schibsted ASA, Class B	1,175	29,862
Statoil ASA	54,650	1,294,337
Storebrand ASA	146,017	1,195,445
Telenor ASA	9,786	222,577
Yara International ASA	2,432	103,315
		11,442,168
Papua New Guinea — 0.0%
Oil Search, Ltd.	18,117	100,109
Security Description	Shares	Value (Note 2)
Portugal — 0.0%
Banco Espirito Santo SA†(1)(2)	59,101	$0
EDP - Energias de Portugal SA	31,324	119,117
Galp Energia SGPS SA	6,524	123,058
Jeronimo Martins SGPS SA	3,393	61,878
		304,053
Singapore — 1.8%
Ascendas Real Estate Investment Trust	31,500	63,393
Broadcom, Ltd.	7,400	1,743,810
CapitaLand Commercial Trust	27,700	38,859
CapitaLand Mall Trust	32,000	50,923
CapitaLand, Ltd.	34,100	93,321
City Developments, Ltd.	5,000	49,845
ComfortDelGro Corp., Ltd.	26,400	41,533
DBS Group Holdings, Ltd.	113,600	2,396,384
Hutchison Port Holdings Trust	75,100	22,256
Jardine Cycle & Carriage, Ltd.	1,400	37,001
Keppel Corp., Ltd.	19,800	118,227
Oversea-Chinese Banking Corp., Ltd.	333,100	3,281,101
SATS, Ltd.	8,500	33,421
Sembcorp Industries, Ltd.	112,400	269,162
Singapore Airlines, Ltd.	6,800	56,473
Singapore Exchange, Ltd.	11,100	62,684
Singapore Press Holdings, Ltd.	19,500	37,627
Singapore Technologies Engineering, Ltd.	19,500	53,644
Singapore Telecommunications, Ltd.	104,760	271,266
StarHub, Ltd.	6,900	12,097
Suntec Real Estate Investment Trust	32,700	47,400
United Overseas Bank, Ltd.	63,300	1,334,811
UOL Group, Ltd.	6,400	41,947
Wilmar International, Ltd.	386,500	941,500
Yangzijiang Shipbuilding Holdings, Ltd.	27,200	25,327
		11,124,012
South Korea — 0.7%
KT Corp.	24,987	645,832
NAVER Corp.	539	400,495
Samsung Electronics Co., Ltd.	1,090	2,516,643
Samsung SD Co., Ltd.	2,960	534,572
		4,097,542
Spain — 1.8%
Abertis Infraestructuras SA	8,952	200,787
ACS Actividades de Construccion y Servicios SA	3,049	118,958
Aena SME SA*	909	183,182
Amadeus IT Group SA	5,802	428,927
Banco Bilbao Vizcaya Argentaria SA	402,551	3,187,177
Banco de Sabadell SA	69,481	142,256
Banco Santander SA	209,682	1,367,560
Bankia SA	13,147	58,918
Bankinter SA	9,082	93,455
CaixaBank SA	46,598	222,235
Enagas SA	2,927	80,112
Endesa SA	4,231	93,174
Ferrovial SA	6,290	131,519

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
Gas Natural SDG SA	4,717	$112,669
Grifols SA	4,041	114,462
Iberdrola SA	75,899	558,254
Industria de Diseno Textil SA	60,443	1,894,412
International Consolidated Airlines Group SA	8,293	71,771
Mapfre SA	12,570	41,808
Red Electrica Corp. SA	5,826	120,009
Repsol SA	16,019	284,604
Siemens Gamesa Renewable Energy SA	3,120	50,088
Telefonica SA	161,787	1,603,478
		11,159,815
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.*	34,000	32,877
Sweden — 2.5%
Alfa Laval AB	3,835	90,661
Arjo AB, Class B†	2,716	7,975
Assa Abloy AB, Class B	85,119	1,848,089
Atlas Copco AB, Class A	8,786	380,623
Atlas Copco AB, Class B	5,067	197,225
Boliden AB	3,693	130,191
Electrolux AB, Series B	3,265	102,742
Elekta AB, Series B	231,879	2,473,908
Essity AB, Class B†	38,937	1,076,680
Getinge AB, Class B	2,716	30,916
Hennes & Mauritz AB, Class B	12,546	188,200
Hexagon AB, Class B	3,464	207,533
Husqvarna AB, Class B	5,526	53,308
ICA Gruppen AB	1,045	36,998
Industrivarden AB, Class C	2,220	51,628
Investor AB, Class B	5,970	265,742
Kinnevik AB, Class B	3,185	114,751
L E Lundbergforetagen AB	469	33,631
Lundin Petroleum AB†	2,446	61,818
Nordea Bank AB	226,132	2,415,805
Sandvik AB	14,706	269,868
Securitas AB, Class B	4,186	71,290
Skandinaviska Enskilda Banken AB, Class A	19,766	207,244
Skanska AB, Class B	4,448	90,996
SKF AB, Class B	77,030	1,574,956
Svenska Handelsbanken AB, Class A	147,954	1,856,298
Swedbank AB, Class A	11,950	267,936
Swedish Match AB	2,537	115,335
Tele2 AB, Class B	4,239	50,899
Telefonaktiebolaget LM Ericsson, Class B	124,170	787,968
Telia Co AB	34,197	161,317
Volvo AB, Class B	20,155	367,974
		15,590,505
Switzerland — 7.4%
ABB, Ltd.	92,617	2,205,612
Adecco Group AG	2,188	155,897
Security Description	Shares	Value (Note 2)
Switzerland (continued)
Baloise Holding AG	643	$98,409
Barry Callebaut AG	30	58,641
Chocoladefabriken Lindt & Spruengli AG	2	145,467
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	15	93,023
Cie Financiere Richemont SA	6,822	612,822
Clariant AG	3,009	71,852
Coca-Cola HBC AG	2,374	87,837
Credit Suisse Group AG	31,728	532,378
Dufry AG†	450	59,004
EMS-Chemie Holding AG	111	70,083
GAM Holding AG	40,325	678,501
Geberit AG	495	218,915
Givaudan SA	121	275,805
Julius Baer Group, Ltd.	2,914	179,430
Kuehne & Nagel International AG	729	114,789
LafargeHolcim, Ltd.	5,940	325,336
Lonza Group AG	8,488	2,002,224
Nestle SA	172,577	13,662,298
Novartis AG	72,012	5,825,918
Pargesa Holding SA	419	37,179
Partners Group Holding AG	226	168,197
Roche Holding AG	34,715	7,962,228
Schindler Holding AG (Participation Certificate) (SIX)	7,312	1,577,136
Schindler Holding AG (RSP)	267	55,909
SGS SA	637	1,566,051
Sika AG	28	219,469
Sonova Holding AG	676	107,450
Straumann Holding AG	124	78,183
Swatch Group AG (TRQX)	680	57,039
Swatch Group AG (XEGT)	404	178,255
Swiss Life Holding AG	432	153,909
Swiss Prime Site AG	852	82,491
Swiss Re AG	4,110	418,495
Swisscom AG	346	171,598
UBS Group AG	175,685	3,093,494
Vifor Pharma AG	635	97,933
Zurich Insurance Group AG	6,494	2,130,907
		45,630,164
Taiwan — 0.9%
Largan Precision Co., Ltd.	5,000	571,046
Taiwan Semiconductor Manufacturing Co., Ltd.	337,000	2,843,297
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	42,967	1,880,236
		5,294,579
United Kingdom — 15.8%
3i Group PLC	13,199	159,366
Admiral Group PLC	2,646	68,521
Anglo American PLC	17,379	406,010
Antofagasta PLC	148,204	1,918,581
Ashtead Group PLC	6,493	177,054

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Associated British Foods PLC	4,647	$162,459
AstraZeneca PLC	56,898	3,913,530
Auto Trader Group PLC*	13,155	64,754
Aviva PLC	602,337	4,197,532
Babcock International Group PLC	3,332	31,306
BAE Systems PLC	263,798	2,154,823
Barclays PLC	219,949	642,354
Barclays PLC ADR	28,100	332,142
Barratt Developments PLC	13,298	99,054
Berkeley Group Holdings PLC	1,701	90,533
BHP Billiton PLC	190,030	3,748,542
BP PLC	257,084	1,731,074
British American Tobacco PLC	29,873	1,734,162
British Land Co. PLC	13,138	118,504
BT Group PLC	110,765	353,929
Bunzl PLC	56,701	1,667,785
Burberry Group PLC	146,573	3,490,514
Capita PLC	8,942	18,097
Carnival PLC	2,481	159,866
Centrica PLC	70,803	141,382
Close Brothers Group PLC	9,951	200,635
Cobham PLC†	31,114	53,725
Coca-Cola European Partners PLC	2,787	116,106
Compass Group PLC	68,641	1,402,624
ConvaTec Group PLC*	17,874	50,013
Croda International PLC	1,780	114,225
Diageo PLC	172,044	5,820,264
Direct Line Insurance Group PLC	275,588	1,475,534
easyJet PLC	2,149	48,447
Fresnillo PLC	3,021	53,818
G4S PLC	21,038	73,347
GKN PLC	152,480	991,394
GlaxoSmithKline PLC	63,999	1,243,370
GlaxoSmithKline PLC ADR	44,500	1,738,615
Great Portland Estates PLC	52,428	489,793
Hammerson PLC	10,741	80,975
Hargreaves Lansdown PLC	3,194	73,304
HSBC Holdings PLC	261,999	2,449,130
IMI PLC	3,704	56,221
Imperial Brands PLC	12,530	427,002
InterContinental Hotels Group PLC	2,338	140,195
Intertek Group PLC	2,196	143,739
Investec PLC	8,528	65,872
ITV PLC	47,328	95,865
J Sainsbury PLC	21,055	70,567
John Wood Group PLC	8,826	66,951
Johnson Matthey PLC	27,743	1,186,012
Kingfisher PLC	399,556	1,644,236
Land Securities Group PLC	9,970	131,267
Legal & General Group PLC	78,617	284,784
Liberty Global PLC, Class A†	18,273	572,128
Lloyds Banking Group PLC	4,837,518	4,395,851
London Stock Exchange Group PLC	4,191	242,843
Marks & Spencer Group PLC	21,988	83,452
Mediclinic International PLC	4,805	40,576
Meggitt PLC	219,803	1,333,294
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Merlin Entertainments PLC*	8,843	$43,036
Micro Focus International PLC	5,730	80,164
Mondi PLC	4,919	132,372
National Grid PLC	158,103	1,778,000
Next PLC	1,878	125,515
Old Mutual PLC	64,458	216,748
Pearson PLC	11,047	116,223
Persimmon PLC	46,422	1,650,415
Prudential PLC	232,745	5,818,004
Reckitt Benckiser Group PLC	43,039	3,647,079
RELX PLC	14,120	290,527
Rio Tinto PLC	16,185	821,742
Rolls-Royce Holdings PLC	21,623	264,846
Royal Bank of Scotland Group PLC†	45,981	167,333
Royal Dutch Shell PLC, Class A (TRQX)	58,518	1,836,279
Royal Dutch Shell PLC, Class B	48,875	1,574,994
Royal Dutch Shell PLC, Class B ADR	31,800	2,083,854
Royal Mail PLC	11,863	90,085
RSA Insurance Group PLC	157,120	1,389,959
Sage Group PLC	14,456	129,874
Schroders PLC	1,703	76,370
Segro PLC	12,862	108,607
Severn Trent PLC	3,217	83,326
Sky PLC	13,892	252,938
Smith & Nephew PLC	11,746	219,579
Smiths Group PLC	81,887	1,741,375
SSE PLC	41,694	747,261
St James's Place PLC	6,973	106,454
Standard Chartered PLC	124,789	1,249,556
Standard Life Aberdeen PLC	35,895	181,394
Taylor Wimpey PLC	43,593	113,083
Tesco PLC	106,507	307,755
Travis Perkins PLC	3,342	57,928
Unilever PLC	121,384	6,744,912
United Utilities Group PLC	9,174	92,177
Vodafone Group PLC	1,501,757	4,112,103
Vodafone Group PLC ADR	85,800	2,386,956
Weir Group PLC	2,883	80,804
Whitbread PLC	27,756	1,444,681
WM Morrison Supermarkets PLC	28,110	84,230
		97,486,586
United States — 0.8%
Autoliv, Inc. SDR	8,101	1,173,139
Booking Holdings, Inc.†	930	1,934,763
Philip Morris International, Inc.	15,706	1,561,176
Worldpay, Inc., Class A†	1,747	141,094
		4,810,172
Total Common Stocks (cost $513,618,806)		603,255,338
EXCHANGE-TRADED FUNDS — 1.0%
iShares MSCI EAFE ETF Index Fund (cost $6,181,859)	86,800	6,048,224
Total Long-Term Investment Securities (cost $519,800,665)		609,303,562

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(3)	343,655	$343,655
T. Rowe Price Government Reserve Fund 1.63%(3)	130,576	130,576
		474,231
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.42% due 04/05/2018(4)	$130,000	129,982
1.46% due 06/07/2018(4)	50,000	49,848
1.53% due 06/14/2018(4)	40,000	39,866
		219,696
Total Short-Term Investment Securities (cost $693,950)		693,927
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 03/29/2018, to be repurchased 04/02/2018 in the amount of $1,263,039 collateralized by $1,310,000 of United States Treasury Notes, bearing interest at 2.38% due 08/15/2024 and having an approximate value of $1,289,208 (cost $ 1,263,000)	1,263,000	1,263,000
TOTAL INVESTMENTS (cost $521,757,615)(5)	99.2%	611,260,489
Other assets less liabilities	0.8	4,850,189
NET ASSETS	100.0%	$616,110,678

@  See Note 1

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $5,413,213 representing 0.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Illiquid security. At March 31, 2018, the aggregate value of these securities was $23 representing 0% of net assets.

(3)  The rate shown is the 7-day yield as of March 31, 2018.

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ASX — Australian Stock Exchange

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euro Stock Exchange

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
36	Long	mini MSCI EAFE Index	June 2018	$3,655,501	$3,601,080	$(54,421)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed International Equity Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$28,454,587	**	$23	$28,454,610
Portugal	—	304,053	**	0	304,053
Other Countries	179,396,739	395,099,936	**	—	574,496,675
Exchange-Traded Funds .	6,048,224	—		—	6,048,224
Short-Term Investment Securities:
Registered Investment Companies	474,231	—		—	474,231
U.S. Government Treasuries	—	219,696		—	219,696
Repurchase Agreements	—	1,263,000		—	1,263,000
Total Investments at Value	$185,919,194	$425,341,272		$23	$611,260,489
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$54,421	$—		$—	$54,421

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $404,363,275 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
United States Treasury Notes	28.5%
Diversified Financial Services	15.0
Federal National Mtg. Assoc.	14.1
Diversified Banking Institutions	8.0
United States Treasury Bonds	7.2
Federal Home Loan Mtg. Corp.	4.1
Government National Mtg. Assoc.	4.0
Telephone-Integrated	2.1
Banks-Commercial	1.9
Electric-Integrated	1.6
Sovereign	1.5
Pipelines	1.4
Cable/Satellite TV	1.3
Banks-Super Regional	1.2
Oil Companies-Exploration & Production	1.2
Tobacco	1.0
Pharmacy Services	0.9
Oil Companies-Integrated	0.9
Auto-Cars/Light Trucks	0.8
Multimedia	0.7
Municipal Bonds & Notes	0.7
Brewery	0.6
Medical-HMO	0.6
Insurance-Multi-line	0.5
Repurchase Agreements	0.5
Electronic Components-Semiconductors	0.5
Medical-Drugs	0.4
Computers	0.4
E-Commerce/Products	0.4
Transport-Rail	0.4
Medical-Generic Drugs	0.4
Foreign Government Obligations	0.4
Cellular Telecom	0.4
Medical Products	0.3
Oil Refining & Marketing	0.3
Broadcast Services/Program	0.3
Medical-Biomedical/Gene	0.3
Medical-Wholesale Drug Distribution	0.3
Insurance Brokers	0.3
Real Estate Investment Trusts	0.2
Banks-Fiduciary	0.2
Applications Software	0.2
Medical-Hospitals	0.2
Beverages-Wine/Spirits	0.2
Diversified Minerals	0.2
Metal-Iron	0.2
Enterprise Software/Service	0.2
Chemicals-Specialty	0.2
Computers-Memory Devices	0.2
Internet Application Software	0.2
Consulting Services	0.2
Computer Services	0.2
Aerospace/Defense	0.2
Medical Labs & Testing Services	0.2
Electric-Distribution	0.1
Insurance-Life/Health	0.1
Trucking/Leasing	0.1
Office Automation & Equipment	0.1
Transport-Services	0.1
Medical Instruments	0.1
Food-Misc./Diversified	0.1
Diversified Manufacturing Operations	0.1
Retail-Restaurants	0.1%
Savings & Loans/Thrifts	0.1
Finance-Credit Card	0.1
Registered Investment Companies	0.1
Paper & Related Products	0.1
Finance-Other Services	0.1
Containers-Paper/Plastic	0.1
Insurance-Property/Casualty	0.1
Federal Home Loan Bank	0.1
Electronic Measurement Instruments	0.1
Retail-Building Products	0.1
Coatings/Paint	0.1
Insurance-Mutual	0.1
Electric-Generation	0.1
Aerospace/Defense-Equipment	0.1
Tennessee Valley Authority	0.1
Chemicals-Diversified	0.1
Banks-Special Purpose	0.1
Networking Products	0.1
Auto/Truck Parts & Equipment-Original	0.1
Commercial Services	0.1
Airlines	0.1
Food-Wholesale/Distribution	0.1
Data Processing/Management	0.1
Airport Development/Maintenance	0.1
Metal-Copper	0.1
Semiconductor Components-Integrated Circuits	0.1
Gambling (Non-Hotel)	0.1
Metal Processors & Fabrication	0.1
Diagnostic Equipment	0.1
Finance-Consumer Loans	0.1
Wireless Equipment	0.1
Building & Construction Products-Misc.	0.1
Semiconductor Equipment	0.1
Building Products-Wood	0.1
Steel-Producers	0.1
112.8%
Credit Quality†#
Aaa	58.8%
Aa	1.1
A	10.1
Baa	15.7
Ba	4.6
B	1.7
Caa	0.6
Ca	0.3
Not Rated##	7.1
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

@  See Note 1

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES — 15.0%
Diversified Financial Services — 15.0%
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 2.37% (1 ML+0.50%) due 01/25/2036(1)	$136,464	$130,698
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 2.41% (1 ML+0.54%) due 11/25/2035(1)	165,622	164,399
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	200,521	177,640
American Home Mtg. Assets Trust FRS Series 2006-2, Class 2A1 2.06% (1 ML+0.19%) due 09/25/2046(1)	160,385	143,396
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 2.22% (12 MTA+0.94%) due 10/25/2046(1)	61,947	53,947
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.00% (3 ML+1.25%) due 07/25/2029*(2)	1,190,000	1,199,300
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 3.23% (3 ML+1.51%) due 01/15/2029*(2)	841,716	847,994
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(1)(3)	725,067	712,350
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(3)	527,551	527,525
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(1)(3)	197,127	194,023
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 3.21% (3 ML+1.47%) due 04/24/2029*(2)	1,080,000	1,087,140
Apidos CLO XVI FRS Series 2013-16A, Class A1R 2.72% (3 ML+0.98%) due 01/19/2025*(2)	795,000	794,778
Apidos CLO XXI FRS Series 2015-21A, Class A1 3.16% (3 ML+1.43%) due 07/18/2027*(2)	1,500,000	1,502,337
Apidos CLO, Ltd. FRS Series 2015-20A, Class A1R 3.05% (3 ML+1.33%) due 01/16/2027*(2)	1,305,000	1,304,532
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Atlas Senior Loan Fund X, Ltd. FRS Series 2018-10A, Class A 2.80% (3 ML+1.09%) due 01/15/2031*(2)	$1,015,000	$1,015,376
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 2.85% (3 ML+1.10%) due 04/25/2026*(2)	1,205,000	1,204,819
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	98,916
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 2.89% (3 ML+1.15%) due 07/20/2025*(2)	295,000	294,954
Babson CLO, Ltd. FRS Series 2016-2A, Class A 3.19% (3 ML+1.45%) due 07/20/2028*(2)	1,834,000	1,838,686
Bain Capital Credit CLO FRS Series 2017-1A, Class A1 2.99% (3 ML+1.25%) due 07/20/2030*(2)	995,000	1,001,563
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 1.68% (1 ML+0.06%) due 01/25/2037(1)	14,477	11,646
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 2.05% (1 ML+0.23%) due 02/20/2047(1)	361,748	351,184
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(3)(4)(5)	8,646,040	499,988
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(4)	470,000	468,659
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	1,833,203	1,845,443
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	1,291,129	1,299,113
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(3)	864,240	868,096
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	1,029,305	1,033,884
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)	1,709,382	1,713,319

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(3)	$733,292	$751,531
Bayview Opportunity Master Fund Trust VRS Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(6)	926,956	922,696
Bayview Opportunity Master Fund Trust Series 2017-RN7, Class A1 3.10% due 09/28/2032*(6)	149,937	149,342
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(6)	987,199	984,118
Bayview Opportunity Master Fund Trust Series 2018-RN2, Class A1 3.60% due 02/25/2033*(6)	893,530	891,959
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	1,418,949	1,441,442
BCAP LLC Trust FRS Series 2006-AA2, Class A1 2.04% (1 ML+0.17%) due 01/25/2037(1)	21,411	20,195
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 2.35% (1 ML+0.48%) due 02/25/2036(1)	62,783	59,602
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 2.37% (1 ML+0.50%) due 01/25/2036(1)	188,668	196,256
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 1.80% (1 ML+0.18%) due 10/25/2036(1)	96,809	90,136
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 1.82% (1 ML+0.20%) due 02/25/2037(1)	203,643	205,327
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(3)(4)(5)	2,648,733	108,509
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(4)	432,000	440,749
Benefit Street Partners CLO, Ltd. FRS Series 2016-10A, Class A1 3.21% (3 ML+1.49%) due 01/15/2029*(2)	680,000	683,888
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
BlueMountain CLO, Ltd. FRS Series 2015-3A, Class A1R 3.01% (3 ML+1.00%) due 04/20/2031*(2)(8)	$1,617,000	$1,617,000
BlueMountain CLO, Ltd. FRS Series 2014-1, Class A1R 3.03% (3 ML+1.26%) due 04/30/2026*(2)	1,320,000	1,320,457
BlueMountain CLO, Ltd. FRS Series 2015-3A, Class A1 3.22% (3 ML+1.48%) due 10/20/2027*(2)	2,115,000	2,115,000
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1 3.23% (3 ML+1.47%) due 04/27/2027*(2)	1,355,000	1,355,270
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	160,000	155,065
CBAM CLO Management LLC FRS Series 2017-3A, Class A 2.60% (3 ML+1.23%) due 10/17/2029*(2)	1,180,000	1,187,699
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.85% (3 ML+1.10%) due 01/25/2026*(2)	1,495,000	1,494,765
Cent CLO, Ltd. FRS Series 2014-21A, Class A1AR 2.97% (3 ML+1.21%) due 07/27/2026*(2)	810,000	809,897
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	119,000	117,314
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)(3)	272,625	272,003
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.48% due 12/25/2035(1)(3)	164,242	161,088
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	271,087	257,964
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.47% due 09/25/2047(1)(3)	219,198	205,037
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 3.14% (3 ML+1.20%) due 05/24/2026*(2)	1,495,000	1,495,030
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(1)(3)	1,718,315	1,704,589

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	$80,000	$78,785
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	150,000	149,168
Citibank Credit Card Issuance Trust FRS Series 2018-A2, Class A2 2.15% (1 ML+0.33%) due 01/21/2025	150,000	150,000
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.04% due 07/10/2047(3)(4)(5)	4,101,585	207,391
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.11% due 04/10/2048(3)(4)(5)	3,580,824	199,796
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	1,029,000	1,044,410
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(1)(3)	1,469,059	1,471,265
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(1)(3)	572,711	568,052
COLT Mtg. Loan Trust VRS Series 2016-3, Class A1 2.80% due 12/26/2046*(1)(3)	311,745	309,157
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(1)(3)	737,286	737,256
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	845,000	887,827
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 2.14% (1 ML+0.27%) due 01/25/2036(1)	131,857	125,129
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 2.19% (1 ML+0.32%) due 11/25/2035(1)	54,401	49,025
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 2.67% (1 ML+0.80%) due 12/25/2035(1)	121,743	107,116
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	185,974	146,358
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 2.55% (1 ML+0.68%) due 03/25/2035(1)	$61,373	$56,632
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.30% due 11/20/2035(1)(3)	37,660	34,255
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 3.41% due 06/20/2035(1)(3)	106,891	107,565
Covenant Credit Partners CLO III, Ltd. FRS Series 2017-1A, Class B 3.57% (3 ML+1.85%) due 10/15/2029*(2)	540,000	544,344
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.84% due 06/15/2057(3)(4)(5)	10,027,113	430,954
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.81% due 01/15/2049(3)(4)(5)	2,807,005	281,450
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(4)	740,022	737,370
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(4)	1,448,000	1,455,551
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	703,000	711,752
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(3)	704,476	687,605
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(4)	372,000	381,761
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 2.48% (1 ML+0.70%) due 06/15/2034*(4)	300,000	300,187
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(3)	593,955	589,351
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(1)(3)	557,809	545,519
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 1.77% (1 ML+0.15%) due 12/25/2036(1)	209,132	192,995

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 2.02% (1 ML+0.15%) due 03/25/2037(1)	$18,698	$16,887
Dryden Senior Loan Fund FRS Series 2017-50A, Class X 2.52% (3 ML+0.80%) due 07/15/2030*(2)	765,000	764,614
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 2.94% (3 ML+1.21%) due 07/18/2030*(2)	1,535,000	1,541,140
Dryden Senior Loan Fund FRS Series 2015-38A, Class A 3.15% (3 ML+1.43%) due 07/15/2027*(2)	575,000	575,624
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 3.15% (3 ML+1.43%) due 10/15/2028*(2)	1,370,000	1,376,643
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 2.20% (12 MTA+0.92%) due 03/19/2046(1)	427,523	385,591
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 1.93% (1 ML+0.31%) due 09/25/2036(11)	495,000	440,504
Flatiron CLO, Ltd. FRS Series 2017-1A, Class A 3.09% (3 ML+1.25%) due 05/15/2030*(2)	975,000	979,913
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	168,000	167,296
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	180,000	178,477
Galton Funding Mtg. Trust VRS Series 2018-1, Class A43 3.50% due 11/25/2057*(1)(3)	556,597	558,172
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	97,659
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 3.71% due 09/19/2035(1)(3)	40,590	39,824
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.90% due 04/19/2036(1)(3)	264,910	249,484
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 1.78% (1 ML+0.16%) due 02/25/2037(1)	62,348	61,122
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 2.68% (12 MTA+1.40%) due 10/25/2045(1)	$199,768	$170,470
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	1,285,000	1,258,907
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	155,000	173,934
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	1,225,000	1,244,473
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	1,307,000	1,331,727
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)(11)	365,000	371,867
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 1.92% (1 ML+0.05%) due 12/25/2046(11)	43,468	32,154
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 1.94% (1 ML+0.07%) due 12/25/2046(11)	82,711	47,074
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 1.95% (1 ML+0.08%) due 02/25/2037(11)	423,219	226,983
GSAA Home Equity Trust FRS Series 2006-19, Class A1 1.96% (1 ML+0.09%) due 12/25/2036(11)	14,675	7,325
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.97% (1 ML+0.10%) due 03/25/2037(11)	471,516	240,914
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 2.11% (1 ML+0.24%) due 11/25/2036(11)	107,087	65,037
GSAA Home Equity Trust FRS Series 2006-3, Class A3 2.17% (1 ML+0.30%) due 03/25/2036(11)	22,606	16,875
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 2.19% (1 ML+0.32%) due 04/25/2047(11)	180,614	130,245
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)(11)	109,021	56,894
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)(11)	353,243	175,751

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 2.17% (1 ML+0.30%) due 01/25/2037(1)	$557,371	$311,510
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 3.64% due 10/25/2035(1)(3)	102,694	88,386
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 3.66% due 01/25/2036(1)(3)	150,334	148,377
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.66% due 01/25/2036(1)(3)	11,617	11,499
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 2.00% (1 ML+0.19%) due 01/19/2038(1)	12,193	11,948
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 2.05% (1 ML+0.24%) due 12/19/2036(1)	286,971	265,458
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	79,000	78,031
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 1.89% (1 ML+0.27%) due 02/25/2036	200,000	198,419
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 2.15% (1 ML+0.28%) due 07/25/2035(1)	6,260	5,433
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.63% due 04/25/2037(1)(3)	162,270	127,105
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.69% due 12/25/2036(1)(3)	255,043	243,317
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(4)	984,724	983,493
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.45% due 05/25/2036(1)(3)	140,374	139,654
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(4)	290,000	296,800
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	1,355,000	1,387,608
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(3)(4)	$1,039	$1,054
Lehman XS Trust FRS Series 2006-16N, Class A4A 2.06% (1 ML+0.19%) due 11/25/2046(1)(11)	394,262	384,592
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.14% (1 ML+1.55%) due 02/01/2023*(1)	509,747	505,809
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 3.32% (1 ML+1.75%) due 09/01/2022*(1)(8)	452,805	453,088
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.32% (1 ML+1.75%) due 10/01/2022*(1)	755,096	751,630
LSTAR Securities Investment, Ltd. FRS Series 2017-3, Class A1 3.57% (1 ML+2.00%) due 04/01/2022*(1)	658,851	659,675
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 3.00% (3 ML+1.26%) due 07/20/2026*(2)	1,290,000	1,289,687
Madison Park Funding XIII, Ltd. FRS Series 13A, Class AR 2.85% (3 ML+1.11%) due 01/19/2025*(2)	740,000	739,828
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.90% (3 ML+1.16%) due 07/23/2029*(2)	1,235,000	1,235,803
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 2.75% (3 ML+1.00%) due 07/25/2026*(2)	2,515,000	2,515,091
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 3.25% (3 ML+1.50%) due 07/25/2026*(2)	880,000	879,391
Magnetite VIII, Ltd. FRS Series 2014-8A, Class AR 3.02% (3 ML+1.30%) due 04/15/2026*(2)	745,000	744,812
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 3.47% due 11/21/2034(1)(3)	101,192	103,791

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 3.63% due 07/25/2035(1)(3)	$235,345	$197,586
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(3)	518,636	514,864
MFA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(1)(3)	480,104	472,898
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(6)	1,249,585	1,241,443
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 2.02% (1 ML+0.15%) due 06/25/2036(11)	14,584	12,835
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.12% due 12/15/2047(3)(4)(5)	2,729,874	123,160
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(4)	500,000	500,652
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(4)	791,000	780,795
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	1,857,000	1,840,607
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(4)	52,000	50,368
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.46% due 06/15/2050(3)(4)(5)	1,765,698	161,119
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	755,000	760,426
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 2.04% (1 ML+0.17%) due 11/25/2036(11)	272,448	125,702
Nationstar HECM Loan Trust Series 2017-1A, Class A 1.97% due 05/25/2027*	210,563	209,822
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(3)	366,747	364,455
Nationstar HECM Loan Trust Series 2017-1A, Class M1 2.94% due 05/25/2027*	140,000	139,006
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.12% (1 ML+1.50%) due 06/25/2057*(1)	$1,826,791	$1,879,868
New Residential Mtg. Loan Trust VRSSeries 2016-2A, Class A1 3.75% due 11/26/2035*(1)(3)	1,250,437	1,262,761
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)(3)	1,120,472	1,130,852
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(1)(3)	2,220,570	2,263,465
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(1)(3)	2,216,439	2,258,837
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(1)(3)	1,839,344	1,869,578
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(1)(3)	1,533,609	1,561,174
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)	1,785,128	1,812,162
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.14% due 06/25/2036(1)(3)	168,389	151,316
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	1,225,372	1,218,594
NRZ Excess Spread- Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	755,547	753,481
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1 3.00% due 06/25/2057*(6)	578,698	575,288
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 2.87% (3 ML+1.13%) due 07/20/2026*(2)	405,000	404,880
Oaktree EIF II, Ltd. FRS Series 2014-A2, Class AR 2.99% (3 ML+1.15%) due 11/15/2025*(2)	1,780,000	1,780,470

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.58% (3 ML+0.85%) due 04/17/2027*(2)	$1,160,000	$1,159,442
Octagon Investment Partners 30, Ltd. FRS Series 1A, Class A1 3.06% (3 ML+1.32%) due 03/17/2030*(2)	865,000	879,722
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 2.85% (3 ML+1.12%) due 07/17/2025*(2)	479,005	478,867
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	1,910,000	1,877,374
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	2,116,694	2,131,825
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 3.22% (3 ML+1.45%) due 04/30/2027*(2)	2,100,000	2,100,233
Pretium Mtg. Credit Partners VRS Series 2017-NPL5 Class A1 3.33% due 12/30/2032*(3)	228,589	228,103
Pretium Mtg. Credit Partners Series 2018-NPL1, Class A1 3.38% due 01/27/2033*(6)	302,351	301,422
RALI Series Trust FRS Series 2006-QA3, Class A2 2.17% (1 ML+0.30%) due 04/25/2036(1)	343,819	317,733
RALI Series Trust VRS Series 2007-QH9, Class A1 2.59% due 11/25/2037(1)(3)	74,071	64,443
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	88,862	86,557
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)(11)	340,715	179,107
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)(11)	158,647	99,328
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.16% due 04/25/2037(1)(3)	28,807	27,538
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 1.96% (1 ML+0.09%) due 07/25/2036(11)	191,451	95,437
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.85% (3 ML+1.12%) due 07/17/2026*(2)	$955,000	$956,241
Sequoia Mtg. Trust VRS Series 2007-3, Class 2AA1 3.53% due 07/20/2037(1)(3)	22,521	21,600
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2R 2.89% (3 ML+1.16%) due 07/17/2026*(2)	1,580,000	1,579,602
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*(11)	1,085,000	1,084,618
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	256,197	254,402
Sound Point CLO, Ltd. FRS Series 2018-1A, Class A 3.20% (3 ML+1.00%) due 04/15/2031*(2)(8)	1,560,000	1,560,000
Sound Point CLO, Ltd. FRS Series 2017-1A, Class A 3.13% (3 ML+1.39%) due 01/23/2029*(2)	600,000	602,782
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.87% (1 ML+0.25%) due 11/25/2036(11)	290,000	254,968
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 2.05% (1 ML+0.18%) due 07/25/2037(11)	49,360	42,679
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2 2.75% due 11/15/2049*	1,225,000	1,226,637
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 1.92% (1 ML+0.30%) due 09/25/2034(1)	25,011	23,348
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 1.85% (1 ML+0.23%) due 02/25/2036(1)	130,159	117,674
Symphony CLO LP FRS Series 2012-BR, Class 8AR 3.30% (1 ML+1.75%) due 01/09/2023*(2)	1,200,000	1,198,934
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 2.91% (3 ML+1.18%) due 10/17/2026*(2)	1,150,000	1,149,744

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2R 3.00% (3 ML+1.28%) due 07/14/2026*(2)	$1,130,000	$1,129,692
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	99,510
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	97,855
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.90% (3 ML+1.16%) due 10/20/2026*(2)	810,000	809,857
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.22% (1 ML+0.60%) due 02/25/2057*	1,601,778	1,607,533
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(3)	375,815	372,938
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	885,396	873,164
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	2,230,562	2,205,507
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(3)	632,756	628,072
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	1,643,930	1,620,066
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(3)	1,178,224	1,167,237
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	150,000	148,939
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.11% (3 ML+1.37%) due 04/20/2027*(2)	1,280,000	1,279,959
U.S. Residential Opportunity Fund Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(6)	919,929	917,519
Venture XXVII CLO, Ltd. FRS Series 2017-27A, Class A 3.04% (3 ML+1.30%) due 07/20/2030*(2)	665,000	669,816
Vibrant CLO, Ltd. FRS Series 2015-3A, Class A1R 3.22% (3 ML+1.48%) due 04/20/2026*(2)	1,120,000	1,119,783
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 3.44% (3 ML+1.24%) due 06/20/2029*(2)	$1,785,000	$1,792,481
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(4)	1,195,000	1,182,728
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 06/25/2047*(6)	461,082	459,110
VOLT LXII LLC Series 2017-NPL9, Class A1 3.13% due 09/25/2047*(6)	361,360	359,376
VOLT LXIII LLC Series NP10, Class A1 3.00% due 10/25/2047*(6)	704,552	697,937
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(6)	1,662,826	1,658,289
Voya CLO, Ltd. FRS Series 2014-4A, Class A1R 2.67% (3 ML+0.95%) due 10/14/2026*(2)	350,000	349,846
Voya CLO, Ltd. FRS Series 2014-2A, Class A1R 2.98% (3 ML+1.25%) due 04/17/2030*(2)	250,000	251,141
Voya CLO, Ltd. FRS Series 2014-1A, Class A1R 3.06% (3 ML+1.33%) due 04/18/2026*(2)	565,000	564,935
Voya CLO, Ltd. FRS Series 2014-1A, Class AAR2 3.19% (3 ML+0.99%) due 04/18/2031*(2)(8)	555,000	555,000
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 2.02% (12 MTA+0.82%) due 12/25/2046(1)	523,144	472,861
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 2.16% (12 MTA+0.88%) due 10/25/2046(1)	208,140	186,539
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.28% (COFI 11+1.50%) due 11/25/2046(1)	73,760	69,643
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.16% due 06/25/2037(1)(3)	183,149	172,531
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 2.11% (12 MTA+0.83%) due 11/25/2046(1)	158,599	135,711

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 2.47% (1 ML+0.60%) due 07/25/2036(1)	$91,535	$64,588
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.16% due 09/15/2057(3)(4)(5)	9,564,633	496,940
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.17% due 05/15/2048(3)(4)(5)	3,686,949	200,723
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(3)(4)	75,000	66,934
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR16, Class 4A8 3.50% due 10/25/2035(1)(3)	575,000	585,429
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 3.72% due 10/25/2036(1)(3)	133,935	131,259
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(11)	448,875	444,705
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,215,000	1,208,576
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.78% due 02/15/2044*(3)(4)(5)	472,729	9,376
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	150,000	145,638
York CLO, Ltd. FRS Series 2016-2A, Class A 3.37% (3 ML+1.63%) due 01/20/2030*(2)	1,240,000	1,260,932
Total Asset Backed Securities (cost $159,189,901)		159,222,027
U.S. CORPORATE BONDS & NOTES — 26.9%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	95,806
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	1,488,000	1,443,031
Security Description	Principal Amount(17)	Value (Note 2)
Aerospace/Defense-Equipment — 0.1%
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	$115,000	$112,413
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	165,000	161,664
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	144,280
		418,357
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.25% due 11/15/2022	101,000	98,886
Mosaic Co. Senior Notes 4.05% due 11/15/2027	137,000	133,618
Mosaic Co. Senior Notes 4.88% due 11/15/2041	66,000	63,319
		295,823
Airlines — 0.1%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(8)	12,115	12,158
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	450,000	449,447
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	107,073	108,465
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	67,917	69,785
		639,855
Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,045,000	1,031,069
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	485,000	482,070
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	126,000	133,608
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	585,000	647,632
		2,294,379
Auto-Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	28,000	27,491

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	$163,000	$161,110
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	155,000	149,270
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	318,000	314,081
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	282,929
Daimler Finance North America LLC Company Guar. Notes 3.00% due 02/22/2021*	1,250,000	1,242,887
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	810,000	792,096
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	452,000	440,118
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	165,000	155,245
General Motors Co. Senior Notes 4.00% due 04/01/2025	500,000	494,265
General Motors Co. Senior Notes 4.88% due 10/02/2023	940,000	980,904
General Motors Co. Senior Notes 5.40% due 04/01/2048	480,000	479,484
General Motors Co. Senior Notes 6.25% due 10/02/2043	240,000	263,592
General Motors Co. Senior Notes 6.75% due 04/01/2046	515,000	597,848
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	1,275,000	1,265,710
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	325,000	318,277
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	258,000	251,840
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	354,000	351,559
		8,568,706
Security Description	Principal Amount(17)	Value (Note 2)
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	$75,000	$77,344
PACCAR Financial Corp. Senior Notes 2.05% due 11/13/2020	98,000	96,039
		173,383
Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 3.80% due 09/15/2027	77,000	73,894
Banks-Commercial — 0.6%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	653,000	672,050
BB&T Corp Senior Notes 2.15% due 02/01/2021	140,000	136,460
Branch Banking & Trust Co Senior Notes 1.45% due 05/10/2019	345,000	340,036
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	262,990
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	458,000	460,468
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	257,412
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	244,855
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	234,000	227,368
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	671,000	883,478
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	138,000	134,799
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	2,028,000	2,032,277
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	103,000	99,818
		5,752,011
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.30% due 09/11/2019	1,890,000	1,875,425
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	105,000	102,185

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary (continued)
State Street Corp. Sub. Notes 3.10% due 05/15/2023	$165,000	$164,005
		2,141,615
Banks-Super Regional — 1.1%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	155,000	153,583
Citibank NA Senior Notes 2.13% due 10/20/2020	313,000	306,089
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	176,404
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	671,275
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	1,905,000	1,842,695
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	614,947
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	875,586
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,836,000	1,805,479
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	1,560,000	1,522,217
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	323,000	313,498
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	876,000	897,655
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	215,000	225,392
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	303,626
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,580,000	1,811,580
Wells Fargo Bank NA Senior Notes 2.40% due 01/15/2020	265,000	262,815
		11,782,841
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	86,000	87,397
Security Description	Principal Amount(17)	Value (Note 2)
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	$1,285,000	$1,241,733
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	175,000	169,765
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	770,000	742,904
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	115,000	114,084
		2,268,486
Brewery — 0.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	350,000	347,259
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,170,000	2,171,595
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	758,000	802,013
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	431,000	464,838
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	540,000	543,790
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	132,000	136,543
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,485,000	1,518,905
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	747,408
		6,732,351
Broadcast Services/Program — 0.3%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	40,000	40,828
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	833,000	823,134
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	430,000	445,716
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	76,000	75,744

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	$509,000	$506,017
Vrio Finco 1 LLC/ Vrio Finco 2, Inc. Senior Sec. Notes 6.25% due 04/04/2023*	1,035,000	1,045,350
		2,936,789
Building & Construction Products-Misc. — 0.1%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	314,000	286,846
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	88,000	81,262
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	96,350
		464,458
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/ Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	99,500
Building Products-Air & Heating — 0.0%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	106,000	103,283
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	65,000	60,099
Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	157,000	153,267
		213,366
Building Products-Wood — 0.1%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	85,000	86,912
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	226,039
Masco Corp. Senior Notes 4.50% due 05/15/2047	116,000	110,619
		423,570
Building-Heavy Construction — 0.0%
New Enterprise Stone & Lime Co, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	63,000	63,079
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	120,000	123,600
		186,679
Security Description	Principal Amount(17)	Value (Note 2)
Building-Residential/Commercial — 0.0%
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	$68,000	$66,875
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	183,000	171,105
William Lyon Homes, Inc. Senior Notes 6.00% due 09/01/2023*	100,000	99,625
		337,605
Cable/Satellite TV — 1.1%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	165,000	165,921
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	90,000	84,375
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	600,000	601,689
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	124,000	113,948
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	455,000	464,778
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	880,000	899,277
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	531,000	513,603
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	115,000	128,461

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	$2,115,000	$2,321,607
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	125,000	121,176
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	724,000	686,465
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	264,000	247,794
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	180,000	189,767
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	72,516
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	284,599
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	645,000	618,566
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	200,000	190,427
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	45,000	45,048
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	480,000	471,030
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	200,000	191,500
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	350,000	314,562
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	83,000	73,974
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	19,000	17,817
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	268,491
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	130,554
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,100,000	1,236,732
Security Description	Principal Amount(17)	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	$300,000	$302,827
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	1,190,000	1,246,102
		12,003,606
Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	80,000	78,000
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	174,000	169,772
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	211,000	215,220
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*	417,000	418,564
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 03/20/2028*	1,950,000	1,960,335
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	130,000	124,962
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033	68,000	70,890
		3,037,743
Chemicals-Diversified — 0.0%
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	76,000	73,422
Chemicals-Specialty — 0.0%
GCP Applied Technologies, Inc. Senior Notes 5.50% due 04/15/2026*	69,000	68,828
Kraton Polymers LLC/ Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	75,000	77,625
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	141,542
		287,995
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	140,000	139,300

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.0%
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	$120,000	$123,600
Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027	70,000	68,195
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	62,000	58,616
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	66,000	64,905
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	127,000	123,695
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	215,000	207,877
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	350,000	348,396
		871,684
Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	223,000	215,897
Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	200,000	203,500
IBM Credit LLC Senior Notes 1.63% due 09/06/2019	262,000	258,481
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	576,000	572,981
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	73,000	74,204
		1,109,166
Computers — 0.4%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	173,000	173,105
Apple, Inc. Senior Notes 3.00% due 02/09/2024	145,000	143,364
Apple, Inc. Senior Notes 3.35% due 02/09/2027	460,000	454,439
Security Description	Principal Amount(17)	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 3.45% due 02/09/2045	$515,000	$475,232
Apple, Inc. Senior Notes 3.85% due 08/04/2046	280,000	273,978
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	509,776
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	150,000	161,538
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	415,000	504,547
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	465,000	482,787
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	73,000	78,400
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	610,000	651,724
		3,908,890
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	100,000	105,250
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	140,000	142,100
		247,350
Computers-Memory Devices — 0.2%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	1,667,000	1,663,333
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	75,000	71,250
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.88% due 03/15/2026	65,000	65,169
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	44,000	49,060
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	105,394
		219,623

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	$32,000	$30,960
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	95,000	88,825
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	103,000	106,090
		225,875
Cosmetics & Toiletries — 0.0%
Coty, Inc. Senior Notes 6.50% due 04/15/2026*	53,000	53,265
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	76,000	72,770
		126,035
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	238,048
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	260,000	253,360
		491,408
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	115,000	111,153
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	80,000	80,700
Diversified Banking Institutions — 5.8%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	2,070,000	2,039,876
Bank of America Corp. Senior Notes 2.37% due 07/21/2021	690,000	677,089
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,835,000	1,762,684
Bank of America Corp. Senior Notes 3.00% due 12/20/2023*	1,525,000	1,495,808
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	2,210,000	2,149,882
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	157,000	157,649
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.95% due 01/23/2049	$130,000	$124,930
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	738,099
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	3,147,000	3,119,762
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,155,000	1,205,762
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	834,998
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	615,000	616,594
Citigroup, Inc. Senior Notes 1.70% due 04/27/2018	600,000	599,670
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	835,000	807,737
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	236,000	229,641
Citigroup, Inc. FRS Senior Notes 2.98% (3 ML+1.10%) due 05/17/2024	1,940,000	1,957,430
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	530,000	511,640
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	133,000	129,664
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,204,763
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,025,000	2,026,106
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	837,000	846,908
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	412,000	438,973
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	335,000	362,707
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	116,358
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,115,000	1,075,123

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	$820,000	$812,377
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	1,764,000	1,746,047
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	75,000	74,233
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	2,875,000	2,814,429
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,565,769
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	228,000	221,897
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	206,000	206,711
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,415,000	1,371,804
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,152,465
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	254,000	245,182
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	495,000	529,689
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	575,000	618,854
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	150,000	180,281
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	773,492
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	874,000	1,094,871
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	1,375,000	1,336,895
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	740,000	722,327
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	621,000	611,028
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	675,000	651,223
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Senior Notes 2.97% (3 ML+1.23%) due 10/24/2023	$460,000	$466,761
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,077,143
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,710,000	1,704,938
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,193,963
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	445,000	432,383
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	46,306
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	250,000	251,506
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	466,096
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	547,246
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	151,167
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	125,000	145,622
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	650,000	899,949
Morgan Stanley Senior Notes 2.13% due 04/25/2018	790,000	789,767
Morgan Stanley Senior Notes 2.45% due 02/01/2019	75,000	74,846
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	269,454
Morgan Stanley Senior Notes 2.75% due 05/19/2022	251,000	244,780
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,367,452
Morgan Stanley Senior Notes 3.59% due 07/22/2028	3,374,000	3,263,536
Morgan Stanley Senior Notes 3.63% due 01/20/2027	565,000	553,029

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.70% due 10/23/2024	$510,000	$507,511
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	404,237
Morgan Stanley Senior Notes 3.77% due 01/24/2029	127,000	125,034
Morgan Stanley Senior Notes 3.88% due 01/27/2026	810,000	809,296
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	550,000	535,522
Morgan Stanley Senior Notes 3.97% due 07/22/2038	111,000	108,439
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	989,125
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	340,000	344,574
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	171,212
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	700,000	731,998
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	210,082
Morgan Stanley Senior Notes 6.63% due 04/01/2018	425,000	425,000
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	130,981
		61,398,382
Diversified Manufacturing Operations — 0.1%
Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027	159,000	154,294
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	730,000	728,158
		882,452
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	330,000	320,200
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	1,325,000	1,320,309
Security Description	Principal Amount(17)	Value (Note 2)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	$290,000	$326,789
		1,967,298
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	12,000	12,045
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	439,498
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	90,000	91,777
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 09/15/2024*	58,000	56,260
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	40,000	37,700
Sempra Energy Senior Notes 2.40% due 02/01/2020	750,000	741,995
		1,367,230
Electric-Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	351,000	374,325
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	60,000	60,215
		434,540
Electric-Integrated — 1.5%
AES Corp. Senior Notes 4.00% due 03/15/2021	750,000	752,812
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028*	345,000	332,957
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	492,000	627,033
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	107,000	105,649
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	381,274
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	750,000	732,877

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	$80,000	$80,560
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	50,896
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	63,913
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,110,000	1,111,061
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	195,000	175,884
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	713,488
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	220,557
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	162,000	160,009
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	924,019
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	234,563
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	559,931
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	218,000	215,906
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	128,641
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	94,000	92,315
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	750,000	768,044
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	246,000	258,753
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	476,000	626,096
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	1,610,000	1,573,953
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	378,009
Security Description	Principal Amount(17)	Value (Note 2)
Electric-Integrated (continued)
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	$91,000	$94,212
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	724,521
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	266,000	264,180
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	485,147
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	610,000	727,087
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	600,000	579,118
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	235,000	250,439
Southern Co. Senior Notes 1.85% due 07/01/2019	460,000	453,818
Southern Co. Senior Notes 2.75% due 06/15/2020	685,000	679,196
Southern Co. Senior Notes 2.95% due 07/01/2023	655,000	636,204
		16,163,122
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	160,000	184,764
Electronic Components-Misc. — 0.0%
Jabil, Inc. Senior Notes 3.95% due 01/12/2028	106,000	102,638
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	1,040,000	1,025,489
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	510,000	500,436
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	920,000	869,685
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	2,015,000	1,982,215

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 2.45% due 07/29/2020	$303,000	$301,276
Intel Corp. Senior Notes 4.10% due 05/19/2046	160,000	164,074
		4,843,175
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	700,000	680,535
Electronic Parts Distribution — 0.0%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	95,000	91,970
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	116,000	118,610
Enterprise Software/Service — 0.2%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	85,000	84,894
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	159,000	168,341
Oracle Corp. Senior Notes 1.90% due 09/15/2021	334,000	322,463
Oracle Corp. Senior Notes 3.80% due 11/15/2037	126,000	124,595
Oracle Corp. Senior Notes 3.85% due 07/15/2036	244,000	241,728
Oracle Corp. Senior Notes 3.90% due 05/15/2035	45,000	44,994
Oracle Corp. Senior Notes 4.00% due 11/15/2047	450,000	443,569
Oracle Corp. Senior Notes 5.38% due 07/15/2040	215,000	256,733
		1,687,317
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	90,000	92,727
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	93,000	96,836
		189,563
Security Description	Principal Amount(17)	Value (Note 2)
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	$140,000	$147,700
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	15,000	15,787
SLM Corp. Senior Notes 5.63% due 08/01/2033	125,000	109,375
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	100,000	100,375
		373,237
Finance-Credit Card — 0.1%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	100,000	102,000
American Express Co. Senior Notes 2.50% due 08/01/2022	528,000	509,304
American Express Co. Senior Notes 3.40% due 02/27/2023	625,000	622,891
		1,234,195
Finance-Investment Banker/Broker — 0.0%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	127,000	118,173
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)(11)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)(11)	99,000	10
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	90,000	88,848
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	123,000	121,894
		328,938
Finance-Leasing Companies — 0.0%
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	105,000	100,126
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	125,000	124,687
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	273,000	267,926

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services (continued)
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	$145,000	$139,904
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	118,000	114,035
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. Senior Notes 6.38% due 12/15/2022*	81,000	82,822
		604,687
Food-Meat Products — 0.0%
JBS USA LLC/ JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	59,000	57,543
JBS USA LUX SA/ JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	31,000	28,907
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	82,000	78,513
		164,963
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	605,000	600,810
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	525,000	481,417
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	221,000	230,418
		1,312,645
Food-Retail — 0.0%
Albertsons Cos. LLC/ Safeway, Inc./New Albertson's, Inc./Albertson's LLC Company Guar. Notes 5.75% due 03/15/2025	125,000	106,600
Kroger Co. Senior Notes 4.65% due 01/15/2048	226,000	219,915
		326,515
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	91,000	85,756
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	525,000	515,150
		600,906
Security Description	Principal Amount(17)	Value (Note 2)
Gambling (Non-Hotel) — 0.0%
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	$62,000	$61,690
Waterford Gaming LLC/ Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(8)(11)	1,320	21
		61,711
Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	74,000	74,307
Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	160,000	186,315
Hotels/Motels — 0.0%
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	100,000	99,330
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	287,134
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	287,868
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	302,545
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	600,049
		1,477,596
Insurance-Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*	75,000	68,736
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	65,000	64,441
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	575,000	566,315
Prudential Financial, Inc. Senior Notes 3.88% due 03/27/2028	125,000	126,692
		826,184
Insurance-Multi-line — 0.4%
Assurant, Inc. FRS Senior Notes 3.54% (3 ML+1.25%) due 03/26/2021	3,560,000	3,563,982

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Assurant, Inc. Senior Notes 4.90% due 03/27/2028	$188,000	$192,276
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	132,000	159,123
Hartford Financial Services Group, Inc. Senior Notes 4.40% due 03/15/2048	155,000	158,175
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	355,000	353,335
		4,426,891
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	63,000	60,890
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	149,000	234,160
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	193,135
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	366,000	357,154
		845,339
Insurance-Property/Casualty — 0.0%
Markel Corp. Senior Notes 4.30% due 11/01/2047	122,000	119,215
Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	152,000	151,262
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	135,000	138,037
Zayo Group LLC/ Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	80,000	82,800
		220,837
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	106,000	111,035
Security Description	Principal Amount(17)	Value (Note 2)
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.85% due 09/04/2020	$218,000	$212,830
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	139,000	135,041
		347,871
Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	100,000	100,262
ABB Finance USA, Inc. Company Guar. Notes 3.80% due 04/03/2028	126,000	127,196
		227,458
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	112,000	113,400
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	167,000	164,400
		277,800
Machinery-Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	82,000	85,177
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	120,000	123,000
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	1,319,000	1,320,813
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	50,000	49,759
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	93,000	90,577
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	195,237
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	276,572
		612,145

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	$2,340,000	$2,252,247
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	1,345,000	1,298,566
		3,550,813
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	1,377,000	1,343,570
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	80,000	79,754
Celgene Corp. Senior Notes 3.63% due 05/15/2024	158,000	155,997
Celgene Corp. Senior Notes 4.55% due 02/20/2048	197,000	193,123
Celgene Corp. Senior Notes 4.63% due 05/15/2044	495,000	493,647
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	310,000	310,294
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	517,298
		3,093,683
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	936,377
Endo Finance LLC/ Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	100,000	75,750
Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	993,642
		2,005,769
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	424,000	427,837
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	375,000	360,317
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	500,000	499,570
Security Description	Principal Amount(17)	Value (Note 2)
Medical-HMO (continued)
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	$785,000	$769,773
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	405,254
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	780,000	841,626
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	84,776
Humana, Inc. Senior Notes 2.50% due 12/15/2020	365,000	358,005
UnitedHealth Group, Inc. Senior Notes 1.95% due 10/15/2020	149,000	145,561
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	158,000	154,069
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	111,000	111,572
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	385,000	389,972
UnitedHealth Group, Inc. Senior Notes 4.25% due 04/15/2047	130,000	132,810
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	800,000	880,370
		5,133,675
Medical-Hospitals — 0.2%
Dignity Health Sec. Notes 2.64% due 11/01/2019	2,115,000	2,105,980
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	80,000	81,040
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	71,000	68,249
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	100,000	97,875
		2,353,144
Medical-Wholesale Drug Distribution — 0.3%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	85,000	87,851
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	720,000	719,168

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Wholesale Drug Distribution (continued)
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	$2,245,000	$2,170,237
		2,977,256
Metal Processors & Fabrication — 0.0%
Grinding Media, Inc./ Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	93,000	97,650
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	39,200
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	59,000	60,475
		197,325
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	99,000	95,674
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	89,000	84,422
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	46,000	44,407
		128,829
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Company Guar. Notes 5.75% due 03/01/2025*	75,000	71,625
Multimedia — 0.7%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	375,389
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	470,000	591,438
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	189,509
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	155,472
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	119,364
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	545,000	499,135
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	1,605,000	1,551,762
Security Description	Principal Amount(17)	Value (Note 2)
Multimedia (continued)
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	$44,000	$44,967
Time Warner, Inc. Company Guar. Notes 4.88% due 03/15/2020	860,000	889,215
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,550,000	2,587,967
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	870,000	779,620
		7,783,838
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	710,000	697,162
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	1,440,000	1,350,000
Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	850,000	825,215
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	115,000	110,369
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	415,000	453,034
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	201,000	240,992
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	200,000	251,459
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	90,000	90,000
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	98,000	99,281
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	75,000	72,188
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	1,847,000	1,800,825
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	75,000	76,031
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	77,000	81,838

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	$78,000	$87,811
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	75,000	74,625
Hess Corp. Senior Notes 4.30% due 04/01/2027	970,000	949,365
Hess Corp. Senior Notes 5.60% due 02/15/2041	198,000	202,245
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	179,890
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	281,749
Hilcorp Energy I LP/ Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	119,000	117,215
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	375,000	433,142
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	215,000	211,819
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	687,000	697,545
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	212,000	255,723
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	90,000	92,925
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	55,000	51,975
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	115,000	83,878
Southwestern Energy Co. Senior Notes 7.50% due 04/01/2026	75,000	75,750
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	51,000	54,570
		7,951,459
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.99% due 03/03/2020	349,000	345,055
Security Description	Principal Amount(17)	Value (Note 2)
Oil Companies-Integrated (continued)
Chevron Corp. Senior Notes 2.50% due 03/03/2022	$209,000	$205,588
		550,643
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	94,000	93,060
Oil Refining & Marketing — 0.3%
Andeavor Senior Notes 3.80% due 04/01/2028	540,000	515,124
Andeavor Senior Notes 4.50% due 04/01/2048	62,000	58,001
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	23,000	23,057
PBF Holding Co. LLC/ PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	137,000	142,309
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	1,351,000	1,346,103
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	1,240,000	1,189,754
		3,274,348
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	58,000	62,460
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	100,000	86,750
USA Compression Partners LP/ USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	64,000	64,960
		214,170
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	130,000	145,065
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	163,000	163,979
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	403,755
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	127,000	134,262

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
International Paper Co. Senior Notes 5.00% due 09/15/2035	$84,000	$89,576
International Paper Co. Senior Notes 7.30% due 11/15/2039	115,000	150,643
		1,087,280
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	145,000	145,558
Pharmacy Services — 0.9%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	4,539,000	4,506,608
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	1,505,000	1,506,518
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	765,000	770,393
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	203,000	205,746
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	849,000	892,967
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,140,000	1,209,167
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	84,535	83,960
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	59,881	63,859
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	110,245	121,147
		9,360,365
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	155,000	155,775
Pipelines — 1.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	182,000	178,854
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	1,045,000	1,018,749
Security Description	Principal Amount(17)	Value (Note 2)
Pipelines (continued)
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	$191,000	$188,054
Antero Midstream Partners LP/ Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	85,000	85,638
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	190,000	188,575
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	105,000	103,556
Duke Energy Field Services LLC Company Guar. Notes 6.45% due 11/03/2036*	75,000	80,625
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	95,000	92,150
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	54,000	50,942
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	237,424
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	23,000	23,330
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	298,855
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	146,000	147,508
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	153,000	142,269
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	182,000	177,386
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	140,000	165,984
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	74,000	69,745
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	70,000	68,950
Holly Energy Partners LP/ Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	98,000	99,960

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	$770,000	$744,407
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	115,000	119,405
Kinder Morgan, Inc. Company Guar. Notes 5.63% due 11/15/2023*	620,000	663,358
MPLX LP Senior Notes 4.00% due 03/15/2028	420,000	413,916
MPLX LP Senior Notes 4.13% due 03/01/2027	658,000	651,948
MPLX LP Senior Notes 4.70% due 04/15/2048	378,000	368,209
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	323,947
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	176,000	174,900
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	184,000	181,272
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	69,000	69,267
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	615,000	606,055
SemGroup Corp. Company Guar. Notes 7.25% due 03/15/2026	107,000	106,732
SemGroup Corp./ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	87,000	84,390
SemGroup Corp./ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	37,000	34,965
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	68,000	66,300
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	325,000	307,881
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	318,188
Security Description	Principal Amount(17)	Value (Note 2)
Pipelines (continued)
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	$55,000	$51,160
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	55,000	51,238
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	1,185,000	1,128,910
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	89,000	90,558
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	980,000	941,180
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	275,000	262,571
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	1,065,000	1,071,248
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	900,000	901,833
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	156,000	157,931
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	313,000	304,392
Williams Partners LP Senior Notes 5.10% due 09/15/2045	131,000	132,954
		13,747,669
Poultry — 0.0%
Pilgrim's Pride Corp. Senior Notes 5.88% due 09/30/2027*	90,000	84,807
Publishing-Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	90,000	86,042
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	120,000	121,800
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	120,000	118,500

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.45% due 09/15/2021	$295,000	$295,568
Brandywine Operating Partnership LP Company Guar. Notes 3.95% due 11/15/2027	86,000	83,423
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	735,000	711,902
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	425,000	407,487
CTR Partnership LP/ CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	111,000	111,000
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	125,000	121,600
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	85,000	83,937
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	75,000	74,731
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	90,000	83,475
iStar, Inc. Senior Notes 5.25% due 09/15/2022	106,000	102,555
iStar, Inc. Senior Notes 6.00% due 04/01/2022	48,000	48,120
Life Storage LP Company Guar. Notes 3.88% due 12/15/2027	61,000	58,750
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	118,000	115,675
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*	125,000	121,875
VICI Properties 1 LLC/ VICI FC, Inc. Sec. Notes 8.00% due 10/15/2023	1,812	2,007
		2,422,105
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	135,000	133,819
Security Description	Principal Amount(17)	Value (Note 2)
Real Estate Management/Services (continued)
Realogy Group LLC/ Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	$145,000	$138,837
		272,656
Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	85,000	84,787
Rental Auto/Equipment — 0.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	180,000	174,600
Retail-Appliances — 0.0%
Conn's, Inc. Company Guar. Notes 7.25% due 07/15/2022	113,000	112,152
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	132,000	127,902
Retail-Automobile — 0.0%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	84,000	85,470
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027	189,000	180,920
		266,390
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	425,000	379,508
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	230,000	295,571
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	215,000	199,906
		874,985
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 1.90% due 12/15/2020	363,000	355,925
Retail-Office Supplies — 0.0%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*	185,000	171,125
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	62,000	62,989

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants — 0.1%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	$72,000	$70,560
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	35,000	34,851
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	125,000	129,688
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	955,000	960,289
McDonald's Corp. Senior Notes 4.88% due 12/09/2045	50,000	54,407
		1,249,795
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 5.25% due 08/01/2026	105,000	102,900
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	25,000	24,875
		127,775
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	299,000	297,758
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	541,000	576,790
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	373,108
		1,247,656
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	169,000	167,073
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	399,000	386,608
		553,681
Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 3.30% due 04/01/2027	220,000	216,173
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	155,000	164,848
		381,021
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025	75,000	70,688
Security Description	Principal Amount(17)	Value (Note 2)
Steel-Producers (continued)
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	$205,000	$195,262
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	43,000	42,893
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	75,000	77,062
		385,905
Telecom Services — 0.0%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	120,000	113,100
Telecommunication Equipment — 0.0%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	44,000	43,617
Telephone-Integrated — 1.6%
AT&T, Inc. Senior Notes 2.85% due 02/14/2023	230,000	231,067
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	765,000	759,589
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	355,000	358,863
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	2,353,000	2,339,560
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	192,000	175,455
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	249,000	244,556
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	933,688
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	384,000	372,958
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	692,000	695,907
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	735,000	757,244
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	2,300,000	2,323,394
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	209,000	210,747

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	$95,000	$92,744
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	115,000	69,863
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	100,000	98,291
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	825,000	789,743
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	78,021
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	1,850,000	1,872,796
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	660,000	635,936
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,139,424
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	250,000	252,294
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	630,000	629,911
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	1,859,000	2,004,578
		17,066,629
Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	87,000	96,135
Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	45,000	45,562
Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	570,000	532,549
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	33,603
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	3,665,000	3,593,350
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	1,505,000	1,495,368
Security Description	Principal Amount(17)	Value (Note 2)
Tobacco (continued)
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	$825,000	$810,664
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	1,096,000	1,096,105
		7,561,639
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026	134,000	125,969
GATX Corp. Senior Notes 3.50% due 03/15/2028	30,000	28,457
GATX Corp. Senior Notes 3.85% due 03/30/2027	44,000	43,199
		197,625
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	153,000	153,052
Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.25% due 06/01/2027	1,960,000	1,873,443
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	840,000	799,463
		2,672,906
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	675,000	633,758
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	480,000	454,350
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	245,000	241,916
		1,330,024
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	113,000	113,989
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	242,000	242,519
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,115,616
		1,358,135
Total U.S. Corporate Bonds & Notes (cost $287,426,616)		285,912,009

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 6.6%
Aerospace/Defense-Equipment — 0.0%
Airbus Finance BV Company Guar. Notes 2.70% due 04/17/2023*	$155,000	$151,562
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	200,000	208,043
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	157,125
		365,168
Airport Development/Maintenance — 0.1%
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*	630,000	578,101
Auto-Cars/Light Trucks — 0.0%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	201,000	195,252
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	95,000	91,081
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*	529,000	527,876
		618,957
Banks-Commercial — 0.9%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	130,000	123,158
Bank of Nova Scotia Senior Notes 2.50% due 01/08/2021	209,000	205,872
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	2,450,000	2,414,946
BPCE SA Senior Notes 2.75% due 01/11/2023*	940,000	907,391
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	345,000	337,905
BPCE SA Sub. Notes 4.50% due 03/15/2025*	255,000	256,052
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	357,000	348,935
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	550,000	544,573
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	260,000	258,210
Security Description	Principal Amount(17)	Value (Note 2)
Banks-Commercial (continued)
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020	$150,000	$158,001
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	485,000	473,475
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	675,000	636,642
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	265,000	265,945
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,500,000	2,445,585
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	253,000	246,222
		9,622,912
Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	237,635
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	109,000	110,090
Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	200,000	196,000
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	400,000	381,000
Sky PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000	761,778
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	150,000	140,957
		1,479,735
Chemicals-Diversified — 0.1%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	560,000	546,763
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	67,179
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	85,000	83,512
		697,454

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	$755,000	$745,659
Methanex Corp. Senior Notes 5.65% due 12/01/2044	300,000	299,788
		1,045,447
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	120,000	116,881
Consulting Services — 0.2%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	1,499,000	1,544,240
Cruise Lines — 0.0%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	150,000	158,625
Diversified Banking Institutions — 1.3%
Banco Santander SA Senior Notes 3.80% due 02/23/2028	800,000	772,486
Barclays PLC Sub. Notes 4.84% due 05/09/2028	200,000	196,672
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	360,000	352,865
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	1,235,000	1,194,600
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	240,000	239,415
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*	360,000	342,606
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	357,000	357,839
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	2,035,000	1,991,879
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	1,630,000	1,591,216
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	200,000	197,399
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,485,000	1,491,888
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	$1,200,000	$1,190,697
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	565,000	562,687
Lloyds Banking Group PLC Company Guar. Notes 4.38% due 03/22/2028	209,000	211,090
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	70,000	66,067
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	189,000	183,111
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025	262,000	262,232
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	602,000	579,542
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	304,000	302,498
UBS AG Senior Notes 2.45% due 12/01/2020*	860,000	844,389
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	560,000	568,019
		13,499,197
Diversified Financial Services — 0.0%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	255,000	249,275
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 5.75% due 03/15/2022*	100,000	99,125
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	321,000	317,228
		416,353
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 3.75% due 04/10/2022*	2,005,000	1,998,584
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*	76,000	75,050
		2,073,634

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	$1,030,000	$977,578
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	980,000	927,285
		1,904,863
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	208,000	204,555
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	90,952
		295,507
Electric-Integrated — 0.1%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	309,000	303,950
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	200,000	186,418
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	425,000	404,775
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	340,000	325,024
		1,220,167
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	100,000	107,220
Finance-Other Services — 0.0%
Charming Light Investments, Ltd. Company Guar. Notes 4.38% due 12/21/2027	400,000	381,176
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	70,000	69,611
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	127,000	124,371
		193,982
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	380,000	364,652
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	133,000	145,886
Security Description	Principal Amount(17)	Value (Note 2)
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	$78,000	$78,351
Internet Application Software — 0.2%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	1,235,000	1,203,561
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	495,000	476,774
		1,680,335
Machinery-Farming — 0.0%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	177,000	171,979
Machinery-Pumps — 0.0%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028*	126,000	126,581
Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	408,042
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,120,005
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	138,000	131,746
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	235,000	207,385
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	91,000	94,868
		1,962,046
Medical-Generic Drugs — 0.3%
Allergen Funding SCS Company Guar. Notes 3.45% due 03/15/2022	1,330,000	1,318,629
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	345,000	344,995
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	1,320,000	1,301,587
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	395,000	397,691
		3,362,902

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	$200,000	$189,750
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	200,000	197,500
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	80,000	83,000
		470,250
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,170,000	1,310,400
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	555,000	657,675
		1,968,075
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	95,000	88,112
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	57,000	56,145
Shelf Drilling Holdings, Ltd. Senior Notes 8.25% due 02/15/2025*	50,000	50,125
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	100,000	93,250
		287,632
Oil Companies-Exploration & Production — 0.4%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	1,835,000	1,794,409
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023	400,000	410,571
Encana Corp. Senior Notes 3.90% due 11/15/2021	650,000	659,700
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	148,000	123,580
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	73,000	70,810
Nexen Energy ULC Company Guar. Notes 6.20% due 07/30/2019	100,000	103,749
Tullow Oil PLC Senior Notes 7.00% due 03/01/2025*	540,000	540,000
		3,702,819
Security Description	Principal Amount(17)		Value (Note 2)
Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		$233,000	$233,438
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		64,000	62,384
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047		134,000	134,876
Petrobras Global Finance BV Company Guar. Notes 5.63% due 05/20/2043		1,395,000	1,217,137
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		280,000	273,000
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022		360,000	368,964
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028*		485,000	478,404
Petroleos Mexicanos Senior Notes 6.35% due 02/12/2048*		679,000	656,084
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		200,000	206,636
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		1,661,000	1,680,733
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019		100,000	103,031
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		152,000	149,700
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045		1,140,000	1,211,483
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047		90,000	88,247
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	1,074,319
			7,938,436
Oil-Field Services — 0.0%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		200,000	208,894
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024		50,000	45,625
			254,519

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	$25,000	$25,156
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	31,000	31,465
		56,621
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	475,000	455,324
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	150,000	156,375
Satellite Telecom — 0.0%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*	200,000	203,000
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	130,000	104,650
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	115,000	55,200
		362,850
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	64,000	64,099
Telephone-Integrated — 0.5%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	193,000	182,301
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	205,000	250,654
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*	2,055,000	2,090,962
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	700,000	708,058
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	730,000	742,727
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	162,000	172,169
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/2019	1,000,000	1,037,152
		5,184,023
Security Description	Principal Amount(17)	Value (Note 2)
Tobacco — 0.3%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	$490,000	$485,816
Imperial Brands Finance PLC Company Guar. Notes 2.05% due 07/20/2018*	400,000	399,168
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	1,550,000	1,538,892
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	510,000	511,994
		2,935,870
Transport-Marine — 0.0%
SCF Capital Designated Activity Co. Company Guar. Notes 5.38% due 06/16/2023	200,000	203,320
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000	442,296
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	359,778
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	112,000	139,879
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	200,000	223,656
		1,165,609
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	505,000	474,069
Total Foreign Corporate Bonds & Notes (cost $72,296,839)		70,836,056
U.S. GOVERNMENT AGENCIES — 22.4%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	965,674
Federal Home Loan Mtg. Corp. — 4.1%
1.25% due 10/02/2019	1,272,000	1,252,928
2.38% due 01/13/2022	1,097,000	1,089,200
2.50% due 01/01/2028	144,718	142,779
2.50% due 04/01/2028	497,811	491,135
2.50% due 03/01/2031	274,993	269,448
2.50% due 10/01/2032	379,608	371,936
3.00% due 08/01/2027	294,310	295,958
3.00% due 10/01/2042	281,885	277,098
3.00% due 11/01/2042	307,207	301,990
3.00% due 02/01/2043	671,366	656,246
3.00% due 04/01/2043	353,555	347,276
3.00% due 08/01/2043	1,309,182	1,286,167
3.00% due 07/01/2045	1,143,168	1,118,353
3.00% due 10/01/2045	591,415	578,095
3.00% due 08/01/2046	707,917	691,395

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.11% (6 ML+1.49%) due 02/01/2037 FRS	$34,411	$35,417
3.50% due 01/01/2032	907,402	926,561
3.50% due 11/01/2041	304,100	306,403
3.50% due 03/01/2042	147,109	148,224
3.50% due 08/01/2042	268,018	270,051
3.50% due 09/01/2043	103,587	104,373
3.50% due 03/01/2045	878,646	882,333
3.50% due 07/01/2045	1,979,243	1,988,389
3.50% due 08/01/2045	449,786	452,189
3.50% due 10/01/2045	809,874	813,191
3.50% due 11/01/2045	1,022,159	1,026,345
3.50% due 01/01/2046	37,504	37,658
3.50% due 11/01/2047	982,147	985,104
3.50% due April TBA	3,800,000	3,808,866
3.69% (12 ML+1.89%) due 11/01/2037 FRS	248,098	261,312
3.75% due 03/27/2019	796,000	807,996
4.00% due 09/01/2040	231,861	240,022
4.00% due 07/01/2044	401,687	414,007
4.00% due 10/01/2045	399,906	412,143
4.00% due April TBA	6,800,000	6,980,359
4.50% due 04/01/2044	84,274	88,369
4.50% due 09/01/2044	889,936	933,001
4.50% due April TBA	1,300,000	1,361,090
5.00% due 11/01/2043	425,789	459,453
5.00% due April TBA	2,000,000	2,135,000
5.50% due 01/01/2036	158,338	174,538
6.00% due 03/01/2040	12,394	13,880
6.25% due 07/15/2032	206,000	280,676
6.75% due 03/15/2031	100,000	138,924
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.00% due 10/25/2047*(3)(4)	730,000	726,843
Series 2017-K728, Class B 3.65% due 11/25/2050*(3)(4)	225,000	219,571
Series 2017-K729,Class B 3.67% due 11/25/2049*(3)(4)	340,000	329,463
Series 2017-K729,Class C 3.67% due 11/25/2049*(3)(4)	310,000	291,517
Series 2017-K71, Class B 3.75% due 11/25/2050*(3)(4)	295,000	284,966
Series 2017-K67, Class B 3.94% due 09/25/2049*(3)(4)	310,000	309,998
Series 2017-K64, Class B 3.98% due 03/25/2027*(3)(4)	165,000	162,807
Series 2017-K66, Class B 4.03% due 07/25/2027*(3)(4)	563,000	567,077
Series 2017-K65, Class B 4.07% due 05/25/2027*(3)(4)	640,000	645,694
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K013, Class X1 VRS 0.54% due 01/25/2021 (3)(4)(5)	2,040,956	27,448
Security Description	Principal Amount(17)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K064, Class X1 VRS 0.61% due 03/25/2027 (3)(4)(5)	$5,174,586	$241,481
Series K068, Class A2 3.24% due 08/25/2027(4)	1,113,000	1,112,975
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 2.82% (1 ML+1.20%) due 08/25/2029(1)	458,681	462,697
Series 2015-DNA1, Class M2 3.47% (1 ML+1.85%) due 10/25/2027(1)	114,000	116,364
Series 2014-DN1, Class M2 3.82% (1 ML+2.20%) due 02/25/2024(1)	262,902	270,670
Series 2014-HQ2, Class M2 3.82% (1 ML+2.20%) due 09/25/2024(1)	445,709	460,116
Series 2015-HQA2, Class M2 4.42% (1 ML+2.80%) due 05/25/2028(1)	214,034	220,745
Federal Home Loan Mtg. Corp., REMIC Series 3883, Class PB 3.00% due 05/15/2041(1)	348,006	347,497
Series 4740, Class BA 3.00% due 09/15/2045(1)	492,227	487,751
Series 3820, Class DA 4.00% due 11/15/2035(1)	180,778	183,308
		43,124,866
Federal National Mtg. Assoc. — 14.1%
zero coupon due 10/09/2019	7,452,000	7,188,090
0.88% due 05/21/2018	5,955,000	5,948,080
1.88% due 09/24/2026	837,000	771,418
2.50% due 04/01/2028	330,437	326,192
2.50% due 01/01/2032	1,147,194	1,124,669
2.50% due April TBA	2,600,000	2,450,338
2.63% due 09/06/2024	2,025,000	2,007,308
2.64% due 03/01/2027	292,565	283,248
2.78% due 03/01/2027	593,000	576,529
2.88% due 11/01/2027	2,145,000	2,087,466
2.97% due 06/01/2027	1,075,705	1,060,416
2.97% due 06/01/2030	1,235,000	1,202,943
3.00% due 04/01/2027	35,998	36,169
3.00% due 07/01/2027	1,510,000	1,484,757
3.00% due 10/01/2027	437,873	439,954
3.00% due 10/01/2030	435,083	435,546
3.00% due 10/01/2032	1,040,057	1,039,565
3.00% due 03/01/2042	556,406	547,674
3.00% due 12/01/2042	158,933	156,482
3.00% due 05/01/2043	393,003	386,937
3.00% due 02/01/2045	323,309	316,811
3.00% due 09/01/2046	352,675	344,285
3.00% due 12/01/2046	556,290	543,047
3.00% due 01/01/2047	1,491,071	1,455,566

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% due 02/01/2048	$1,562,909	$1,525,607
3.00% due April TBA	2,600,000	2,596,615
3.13% due 02/01/2027	402,000	401,036
3.16% due 08/01/2027	2,025,000	2,017,702
3.22% (1 Yr USTYCR+2.26%) due 11/01/2036 FRS	97,293	103,021
3.22% (6 ML+1.54%) due 09/01/2035 FRS	212,283	219,590
3.35% (1 Yr USTYCR+2.19%) due 10/01/2035 FRS	258,635	272,106
3.36% (12 ML+1.57%) due 05/01/2037 FRS	50,773	52,946
3.45% (12 ML+1.66%) due 07/01/2039 FRS	176,006	184,601
3.50% due 08/01/2026	163,959	167,306
3.50% due 09/01/2026	195,007	199,001
3.50% due 08/01/2027	27,712	28,278
3.50% due 10/01/2028	70,496	72,002
3.50% due 03/01/2042	332,352	335,485
3.50% due 08/01/2042	742,908	747,866
3.50% due 07/01/2045	272,662	273,748
3.50% due 08/01/2045	660,544	663,237
3.50% due 09/01/2045	607,857	610,389
3.50% due 10/01/2045	506,832	508,993
3.50% due 11/01/2045	617,097	619,185
3.50% due 12/01/2045	844,568	847,425
3.50% due 02/01/2046	366,664	367,847
3.50% due 03/01/2046	572,999	574,846
3.50% due 07/01/2046	932,761	937,318
3.50% due April TBA	73,100,000	73,252,764
3.54% (12 ML+1.77%) due 05/01/2040 FRS	252,405	263,383
3.57% (12 ML+1.82%) due 10/01/2040 FRS	57,246	59,879
3.58% (12 ML+1.83%) due 10/01/2040 FRS	125,731	131,440
3.69% (12 ML+1.91%) due 08/01/2035 FRS	141,050	149,300
4.00% due 10/01/2040	160,236	165,620
4.00% due 11/01/2040	294,531	304,470
4.00% due 10/01/2041	255,740	264,377
4.00% due 11/01/2041	237,497	245,503
4.00% due 01/01/2043	880,893	911,251
4.00% due 10/01/2044	476,472	489,985
4.00% due 02/01/2045	917,834	947,879
4.00% due 02/01/2046	63,988	65,711
4.00% due 01/01/2047	1,020,157	1,047,770
4.00% due 05/01/2047	221,472	227,518
4.00% due 07/01/2047	2,751,552	2,827,030
4.00% due 08/01/2047	456,926	469,508
4.00% due April TBA	3,500,000	3,591,683
4.50% due 10/01/2024	50,944	51,326
4.50% due 06/01/2039	148,461	155,976
4.50% due 05/01/2041	99,859	105,590
4.50% due 03/01/2042	303,778	320,628
4.50% due 08/01/2045	1,017,607	1,083,017
Security Description	Principal Amount(17)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 04/01/2047	$806,272	$845,156
4.50% due 11/01/2047	952,594	999,598
5.00% due 05/01/2040	253,859	274,436
5.00% due 06/01/2040	25,526	27,606
5.00% due 07/01/2040	576,629	623,385
5.00% due 02/01/2045	648,283	702,701
5.50% due 12/01/2029	39,951	43,371
5.50% due 08/01/2037	152,821	167,669
5.50% due 06/01/2038	87,374	95,886
5.50% due April TBA	1,900,000	2,064,766
6.00% due 11/01/2038	10,120	11,345
6.00% due 06/01/2040	82,658	92,664
6.50% due 10/01/2037	1,267	1,414
6.63% due 11/15/2030	871,000	1,192,564
7.25% due 05/15/2030	2,260,000	3,209,559
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 3.62% (1 ML+2.00%) due 10/25/2023(1)	14,318	14,393
Series 2016-C07, Class 2M2 5.97% (1 ML+4.35%) due 05/25/2029(1)	940,000	1,043,923
Series 2014-C04, Class 1M2 6.52% (1 ML+4.90%) due 11/25/2024(1)	352,062	403,062
Series 2015-C04, Class 1M2 7.32% (1 ML+5.70%) due 04/25/2028(1)	176,667	204,919
Series 2016-C02, Class 1M2 7.62% (1 M+6.00%) due 09/25/2028(1)	113,000	135,267
Federal National Mtg. Assoc., REMIC Series 2012-21, Class PQ 2.00% due 09/25/2041(1)	306,047	291,350
Series 2012-18, Class GA 2.00% due 12/25/2041(1)	584,003	558,266
Series 2012-75, Class KC 2.50% due 12/25/2041(1)	620,281	603,490
Series 2015-48, Class QB 3.00% due 02/25/2043(1)	807,834	802,613
Series 2017-94, Class DA 3.00% due 06/25/2045(1)	145,653	144,608
Series 2017-72, Class B 3.00% due 09/25/2047(1)	733,132	726,694
Series 2017-72, Class CD 3.00% due 09/25/2047(1)	758,298	751,611
Series 2018-23, Class LA 3.50% due 04/25/2048(1)	696,880	706,809
		150,410,373
Government National Mtg. Assoc. — 4.0%
3.00% due 02/20/2045	325,648	322,827
3.00% due 05/20/2045	261,423	258,188
3.00% due 07/20/2045	58,010	57,292
3.00% due April TBA	7,000,000	6,886,660
3.50% due 03/20/2045	221,317	223,824

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
3.50% due 04/20/2045	$342,470	$346,350
3.50% due 07/20/2045	104,861	106,049
3.50% due 03/20/2047	528,455	534,075
3.50% due April TBA	14,300,000	14,438,617
4.00% due 03/15/2039	112,985	116,290
4.00% due 04/15/2039	8,391	8,635
4.00% due 05/15/2039	38,869	39,997
4.00% due 08/15/2039	10,699	11,009
4.00% due 10/15/2039	43,385	44,643
4.00% due 03/15/2040	34,790	35,799
4.00% due 09/15/2040	28,930	29,828
4.00% due 10/15/2040	23,727	24,533
4.00% due 12/15/2040	14,159	14,604
4.00% due 01/15/2041	11,641	11,981
4.00% due 02/15/2041	8,925	9,245
4.00% due 06/15/2041	132,078	137,115
4.00% due 07/15/2041	31,135	32,139
4.00% due 08/15/2041	331,920	342,415
4.00% due 09/15/2041	64,559	66,648
4.00% due 10/15/2041	144,671	149,417
4.00% due 11/15/2041	148,086	152,601
4.00% due 12/15/2041	144,848	149,439
4.00% due 01/15/2042	29,469	30,377
4.00% due 02/15/2042	14,071	14,547
4.00% due 03/15/2042	100,919	104,324
4.00% due 04/15/2042	4,310	4,435
4.00% due 03/20/2044	150,491	155,786
4.00% due 07/20/2045	430,232	445,365
4.00% due 10/20/2045	74,312	76,922
4.00% due April TBA	6,500,000	6,681,162
4.50% due 04/15/2018	19	19
4.50% due 05/15/2018	1,038	1,037
4.50% due 08/15/2018	260	260
4.50% due 09/15/2018	4,337	4,338
4.50% due 10/15/2018	21,071	21,066
4.50% due 09/15/2033	57,907	60,703
4.50% due 03/15/2039	96,208	100,053
4.50% due 05/15/2039	51,143	54,043
4.50% due 07/15/2039	30,043	31,464
4.50% due 10/15/2039	110,582	115,940
4.50% due 11/15/2039	1,482	1,541
4.50% due 01/15/2040	34,385	36,362
4.50% due 02/15/2040	51,413	53,472
4.50% due 03/15/2040	31,620	32,885
4.50% due 04/15/2040	1,793	1,897
4.50% due 05/15/2040	8,459	8,943
4.50% due 07/15/2040	35,613	37,671
4.50% due 04/15/2041	10,516	10,933
4.50% due 05/15/2041	126,216	132,832
4.50% due 06/15/2041	20,356	21,431
4.50% due 07/15/2041	115,210	120,774
4.50% due 08/15/2041	59,864	62,542
4.50% due April TBA	3,400,000	3,534,605
4.50% due May TBA	3,400,000	3,528,496
5.00% due 06/15/2033	2,523	2,696
5.00% due 08/15/2033	19,415	20,874
Security Description	Principal Amount(17)	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.00% due 09/15/2033	$40,423	$43,426
5.00% due 10/15/2033	20,112	21,601
5.00% due 11/15/2033	4,757	5,133
5.00% due 06/15/2034	63,597	67,618
5.00% due 05/15/2035	2,783	2,934
5.00% due 09/15/2035	2,556	2,746
5.00% due 11/15/2035	91,018	95,950
5.00% due 02/15/2036	25,492	26,877
5.00% due 02/20/2036	103,997	111,639
5.00% due 03/15/2036	25,132	26,488
5.00% due 05/15/2036	82,153	88,030
5.00% due 06/15/2036	41,727	43,996
5.00% due 08/15/2038	278,681	295,746
5.50% due 02/15/2032	1,648	1,793
5.50% due 03/15/2032	4,738	5,164
5.50% due 12/15/2032	4,468	4,866
5.50% due 01/15/2033	2,320	2,557
5.50% due 02/15/2033	12,852	14,174
5.50% due 03/15/2033	57,177	62,620
5.50% due 04/15/2033	47,728	52,479
5.50% due 05/15/2033	48	48
5.50% due 06/15/2033	55,898	61,319
5.50% due 07/15/2033	222,923	244,072
5.50% due 08/15/2033	43,310	47,187
5.50% due 09/15/2033	10,042	11,079
5.50% due 11/15/2033	35,237	38,327
5.50% due 12/15/2033	1,951	2,122
5.50% due 01/15/2034	81,255	89,539
5.50% due 02/15/2034	51,787	56,317
6.00% due 04/15/2028	93,168	104,616
6.00% due 01/15/2029	17,731	19,731
6.00% due 03/15/2029	21,321	23,727
6.00% due 11/15/2031	3,583	3,987
6.00% due 12/15/2031	3,568	3,970
6.00% due 04/15/2032	13,379	15,156
6.00% due 09/15/2032	11,148	12,527
6.00% due 10/15/2032	68,168	76,675
6.00% due 11/15/2032	18,956	21,319
6.00% due 01/15/2033	2,896	3,257
6.00% due 02/15/2033	27,200	30,693
6.00% due 03/15/2033	10,738	12,065
6.00% due 09/15/2033	14,607	16,255
6.00% due 01/15/2034	84,456	93,986
6.00% due 03/15/2034	15,352	17,085
6.00% due 05/15/2034	2,408	2,680
6.00% due 07/15/2034	7,211	8,024
6.00% due 08/15/2034	92,450	103,356
6.00% due 09/15/2034	5,948	6,644
6.00% due 11/15/2034	69,679	77,542
6.00% due 03/15/2035	43,561	48,476
6.00% due 08/15/2035	58,845	65,485
6.00% due 01/15/2036	28,069	31,758
6.00% due 02/15/2036	37,120	41,308
6.00% due 04/15/2036	43,981	48,943
6.00% due 05/15/2036	29,481	32,925
6.00% due 06/15/2036	55,839	62,510

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 07/15/2036	$4,096	$4,558
6.00% due 08/15/2036	58,555	66,029
6.00% due 09/15/2036	12,754	14,193
6.00% due 10/15/2036	155,566	173,280
6.00% due 11/15/2036	42,686	47,899
6.00% due 12/15/2036	12,082	13,445
6.50% due 09/15/2028	3,893	4,355
6.50% due 09/15/2031	7,401	8,278
6.50% due 10/15/2031	4,704	5,261
6.50% due 11/15/2031	1,199	1,341
6.50% due 12/15/2031	6,088	6,809
7.50% due 09/15/2030	18,360	18,712
		42,934,722
Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	105,000	104,825
4.25% due 09/15/2065	577,000	668,477
		773,302
Total U.S. Government Agencies (cost $238,717,315)		238,208,937
U.S. GOVERNMENT TREASURIES — 35.7%
United States Treasury Bonds — 7.2%
2.25% due 08/15/2046	2,722,000	2,344,641
2.50% due 02/15/2045	5,500,000	5,021,973
2.50% due 02/15/2046	1,638,000	1,490,772
2.50% due 05/15/2046	3,258,000	2,962,744
2.75% due 08/15/2042	2,787,000	2,692,721
2.75% due 11/15/2042	1,787,000	1,724,874
2.75% due 08/15/2047	3,048,000	2,913,102
2.75% due 11/15/2047	1,004,000	959,800
2.88% due 05/15/2043	1,774,000	1,748,637
2.88% due 08/15/2045	2,826,000	2,775,220
2.88% due 11/15/2046	499,000	489,371
3.00% due 05/15/2042	1,378,000	1,393,180
3.00% due 11/15/2044	2,061,000	2,074,686
3.00% due 05/15/2045	787,000	791,949
3.00% due 11/15/2045	4,262,000	4,285,974
3.00% due 05/15/2047	3,224,000	3,239,742
3.13% due 11/15/2041	1,061,000	1,096,146
3.13% due 02/15/2043	1,770,000	1,824,552
3.13% due 08/15/2044	3,825,000	3,938,854
3.38% due 05/15/2044	869,000	934,548
3.63% due 08/15/2043	3,158,000	3,535,356
3.63% due 02/15/2044	2,405,000	2,694,821
3.88% due 08/15/2040	1,577,000	1,826,733
4.25% due 11/15/2040	1,100,000	1,342,945
4.38% due 11/15/2039	1,082,000	1,339,778
4.38% due 05/15/2040	953,000	1,181,385
4.50% due 02/15/2036	1,034,000	1,277,677
4.63% due 02/15/2040	1,159,000	1,483,022
4.75% due 02/15/2041	1,123,000	1,466,348
5.25% due 11/15/2028	1,045,000	1,283,921
5.25% due 02/15/2029	1,966,000	2,423,633
5.38% due 02/15/2031	1,289,000	1,650,474
6.13% due 11/15/2027	544,000	699,550
Security Description	Principal Amount(17)	Value (Note 2)
United States Treasury Bonds (continued)
6.25% due 08/15/2023	$1,613,000	$1,908,948
6.25% due 05/15/2030	1,090,000	1,479,079
6.38% due 08/15/2027	1,217,000	1,584,667
6.75% due 08/15/2026	377,000	491,455
7.88% due 02/15/2021	1,267,000	1,460,960
8.75% due 05/15/2020	1,035,000	1,174,968
8.75% due 08/15/2020	1,389,000	1,594,095
		76,603,301
United States Treasury Notes — 28.5%
0.13% due 04/15/2019 TIPS(13)	268,638	268,438
0.13% due 04/15/2020 TIPS(13)	264,565	263,535
0.13% due 07/15/2024 TIPS(13)	991,525	968,714
0.25% due 01/15/2025 TIPS(7)(13)	14,210,982	13,898,042
0.38% due 07/15/2027 TIPS(13)	14,097,287	13,752,667
0.88% due 07/31/2019	9,173,000	9,015,339
1.00% due 06/30/2019	10,922,000	10,760,303
1.00% due 11/30/2019	7,446,000	7,294,462
1.13% due 05/31/2019	5,211,000	5,147,898
1.13% due 12/31/2019	4,241,000	4,159,162
1.13% due 04/30/2020	2,743,000	2,677,211
1.13% due 02/28/2021	2,872,000	2,769,685
1.13% due 07/31/2021	2,131,000	2,041,182
1.13% due 08/31/2021	3,679,000	3,518,762
1.13% due 09/30/2021	2,760,000	2,636,555
1.25% due 11/30/2018	393,000	391,020
1.25% due 01/31/2020	3,306,000	3,245,304
1.25% due 02/29/2020	7,378,000	7,235,628
1.25% due 10/31/2021	7,625,000	7,307,788
1.38% due 02/29/2020	6,085,000	5,981,603
1.38% due 05/31/2020	4,553,000	4,461,406
1.38% due 08/31/2020	1,910,000	1,866,279
1.38% due 10/31/2020	1,229,000	1,198,563
1.38% due 05/31/2021	2,443,000	2,364,557
1.50% due 07/15/2020	3,447,000	3,382,773
1.50% due 01/31/2022	12,752,000	12,289,740
1.50% due 02/28/2023	4,797,000	4,561,835
1.50% due 08/15/2026	3,171,000	2,878,302
1.63% due 08/15/2022	4,238,000	4,081,227
1.63% due 11/15/2022	4,550,000	4,368,000
1.63% due 02/15/2026	3,744,000	3,454,132
1.63% due 05/15/2026	2,455,000	2,258,121
1.75% due 10/31/2020	3,843,000	3,783,704
1.75% due 12/31/2020	69,000	67,854
1.75% due 05/15/2022	4,641,000	4,504,308
1.75% due 05/15/2023	9,605,000	9,223,051
1.88% due 11/30/2021	9,434,000	9,237,950
1.88% due 10/31/2022	967,000	939,425
1.88% due 08/31/2024	3,421,000	3,263,714
2.00% due 01/15/2021	330,000	326,623
2.00% due 05/31/2021	3,075,000	3,035,001
2.00% due 11/15/2021	4,434,000	4,362,640

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.00% due 02/15/2023	$9,939,000	$9,684,701
2.00% due 02/15/2025(18)	12,972,000	12,412,076
2.00% due 08/15/2025	3,825,000	3,645,105
2.00% due 11/15/2026	4,490,000	4,234,631
2.13% due 06/30/2021	6,094,000	6,034,250
2.13% due 08/15/2021	6,481,000	6,410,620
2.13% due 02/29/2024	4,967,000	4,827,885
2.13% due 03/31/2024	4,502,000	4,372,567
2.13% due 09/30/2024	1,983,000	1,918,785
2.13% due 05/15/2025	3,749,000	3,610,316
2.25% due 07/31/2021	3,756,000	3,732,378
2.25% due 11/15/2024	3,725,000	3,627,655
2.25% due 12/31/2024	3,815,000	3,713,515
2.25% due 11/15/2025	5,147,000	4,981,934
2.25% due 11/15/2027	3,771,000	3,612,206
2.38% due 01/31/2023	600,000	595,078
2.38% due 08/15/2024	5,657,000	5,561,317
2.38% due 05/15/2027	2,683,000	2,603,034
2.50% due 08/15/2023	6,555,000	6,524,273
2.50% due 05/15/2024	315,000	312,367
2.50% due 01/31/2025	600,000	593,250
2.63% due 08/15/2020	922,000	927,799
2.63% due 11/15/2020	2,646,000	2,662,538
2.63% due 02/28/2023	1,144,000	1,147,486
3.13% due 05/15/2019	2,092,000	2,113,574
3.38% due 11/15/2019	759,000	772,549
3.50% due 05/15/2020	671,000	687,172
3.63% due 02/15/2020	3,814,000	3,907,562
3.63% due 02/15/2021	8,096,000	8,373,035
		302,842,161
Total U.S. Government Treasuries (cost $383,147,119)		379,445,462
MUNICIPAL BONDS & NOTES — 0.7%
Chicago Board of Education General Obligation Bonds 5.48% due 12/01/2024	365,000	355,353
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	160,000	150,094
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	90,000	118,754
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	690,000	910,448
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	620,000	668,552
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	535,000	593,021
Security Description	Principal Amount(17)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	$115,000	$142,852
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(14)	2,400,000	870,000
State of California General Obligation Bonds 7.35% due 11/01/2039	805,000	1,176,822
State of California General Obligation Bonds 7.60% due 11/01/2040	430,000	665,184
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	485,000	487,445
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	700,000	715,155
Total Municipal Bonds & Notes (cost $6,968,315)		6,853,680
LOANS(9)(10)(15) — 1.2%
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 4.63% (1 ML+2.75%) due 05/14/2022	208,980	209,699
Applications Software — 0.0%
SS&C Technologies Holdings Europe SARL FRS BTL Coupon TBD due 02/28/2025	26,449	26,573
SS&C Technologies, Inc. FRS BTL-B3 Coupon TBD due 02/28/2025	74,143	74,491
		101,064
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL 4.63% (1 ML+2.75%) due 03/15/2024	163,845	161,209
Building & Construction-Misc. — 0.0%
Ply Gem Industries, Inc. FRS BTL-B Coupon TBD due 03/28/2025(8)	100,000	99,500
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS BTL-B 4.63% (1 ML+2.75%) due 11/15/2023	125,000	125,508

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
LOANS(9)(10)(15) (continued)
Building-Heavy Construction — 0.0%
Brand Energy & Infrastructure Services, Inc. FRS 1st Lien 6.00% (3 ML+4.25%) due 06/21/2024	$297,750	$299,942
Cable/Satellite TV — 0.1%
Altice Financing SA FRS 1st Lien 4.47% (3 ML+2.75%) due 01/31/2026	99,750	97,713
CSC Holdings LLC FRS BTL-B 4.04% (1 ML+2.25%) due 07/17/2025	149,805	149,543
Numericable Group SA FRS BTL-B2 4.72% (3 ML+3.00%) due 01/31/2026	99,750	96,359
Unitymedia Finance LLC FRS BTL-B 4.03% (1 ML+2.25%) due 09/30/2025	145,000	144,891
		488,506
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 4.25% (1 WL+2.50%) due 09/15/2023	119,479	120,076
Caesars Resort Collection LLC FRS BTL-B 4.63% (1 ML+2.75%) due 12/23/2024	148,016	148,994
		269,070
Cellular Telecom — 0.1%
Sprint Communications, Inc. FRS BTL-B 4.44% (1 ML+2.50%) due 02/02/2024	321,750	321,650
Chemicals-Specialty — 0.1%
Chemours Co. FRS BTL-B1 6.25% (3 ML+1.50%) due 05/12/2022	138,616	138,501
HB Fuller Co. FRS BTL-B 4.07% (1 ML+2.25%) due 10/20/2024	99,500	99,926
MacDermid, Inc. FRS BTL-B6 4.88% (1 ML+3.00%) due 06/07/2023	184,451	185,512
W.R. Grace & Co. FRS BTL-B1 Coupon TBD due 02/12/2025	36,842	36,934
Security Description	Principal Amount(17)	Value (Note 2)
Chemicals-Specialty (continued)
W.R. Grace & Co. FRS BTL-B2 Coupon TBD due 02/12/2025	$63,158	$63,316
		524,189
Coal — 0.0%
Foresight Energy LLC 1st Lien 7.63% (1 ML+5.75%) due 03/28/2022	202,950	198,764
Commercial Services — 0.1%
Brickman Group, Ltd. FRS BTL-B 4.85% (1 ML+3.00%) due 12/18/2020	332,420	334,238
Camelot Finance LP FRS BTL 5.13% (1 ML+3.25%) due 10/03/2023	98,508	99,053
		433,291
Commercial Services-Finance — 0.0%
WEX, Inc. FRS BTL-B2 4.13% (1 ML+2.25%) due 06/30/2023	294,750	296,500
Computer Services — 0.1%
Tempo Acquisition LLC FRS BTL-B 4.88% (1 ML+3.00%) due 05/01/2024	218,350	219,237
Xerox Business Services LLC FRS BTL-B 4.88% (1 ML+3.00%) due 12/07/2023	128,375	128,910
		348,147
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL 3.74% (1 ML+2.00%) due 01/06/2021	427,179	428,781
Flex Acquisition Co, Inc. FRS BTL 5.31% (3 ML+3.00%) due 12/29/2023	99,250	99,643
Reynolds Group Holdings, Inc. FRS BTL-B 4.63% (1 ML+2.75%) due 02/05/2023(15)	245,515	246,686
		775,110
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 4.57% (1 ML+2.25%) due 03/28/2025(8)	109,725	109,451

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
LOANS(9)(10)(15) (continued)
Cosmetics & Toiletries (continued)
Galleria Co. FRS BTL-B 4.94% (1 ML +3.00%) due 09/29/2023	$109,450	$109,450
		218,901
Data Processing/Management — 0.1%
First Data Corp. FRS BTL 4.12% (1 ML+2.25%) due 07/08/2022	590,944	591,756
Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS BTL 6.55% (3 ML+4.25%) due 12/31/2022	234,600	235,553
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 5.13% (1 ML+3.25%) due 09/26/2021	125,793	106,059
Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 4.38% (1 ML+2.50%) due 07/01/2024	140,065	140,919
Diversified Operations/Commercial Services — 0.0%
PSAV Holdings LLC FRS BTL-B coupon TBD due 03/01/2025	100,000	100,000
E-Commerce/Services — 0.0%
Shutterfly, Inc. FRS BTL-B2 4.77% ((1 ML +2.75%) due 08/17/2024	100,000	100,500
Electric-Generation — 0.0%
Helix Gen Funding LLC FRS BTL-B 5.63% (1 ML+3.75%) due 06/02/2024	105,785	106,740
Electronic Measurement Instruments — 0.0%
Techem Gmbh BTL-B 3.00% (3 ML+3.00%) due 10/02/2024	160,000	196,696
Enterprise Software/Service — 0.0%
Almonde, Inc. FRS BTL-B Coupon TBD due 06/13/2024	238,800	238,468
Security Description	Principal Amount(17)	Value (Note 2)
Extended Service Contracts — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 4.63% (1 ML+2.75%) due 03/01/2021	$160,392	$160,231
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 7.63% (1 ML+5.75%) due 02/28/2022	125,000	125,313
		285,544
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL-B 4.13% (1 ML+2.25%) due 08/03/2022	146,645	147,164
Food-Flour & Grain — 0.0%
Post Holdings, Inc. FRS BTL 3.88% (1 ML+2.00%) due 05/24/2024	208,425	208,783
Food-Meat Products — 0.0%
Informatica LLC FRS BTL-B Coupon TBD due 10/30/2022	103,603	103,188
Food-Retail — 0.0%
Albertson's LLC FRS BTL-B4 4.63% (1 ML+2.75%) due 08/25/2021	139,758	138,167
Albertson's LLC FRS BTL-B5 5.29% (3 ML+3.00%) due 12/21/2022	98,507	97,522
		235,689
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 4.38% (1 ML+2.50%) due 10/07/2024	159,600	160,484
Golden Entertainment, Inc. FRS BTL-B 4.88% (1 ML+3.00) due 10/20/2024	209,475	209,475
Scientific Games International, Inc. FRS BTL-B4 4.72% (1 ML+2.75) due 08/14/2024	114,713	115,071
		485,030
Gas-Distribution — 0.0%
Powerteam Services LLC FRS 1st Lien 5.55% (3 ML+3.25%) due 02/27/2025	243,852	243,242

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
LOANS(9)(10)(15) (continued)
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.84% (3 ML+3.00%) due 10/02/2020	$336,008	$337,604
USI, Inc. FRS BTL-B 5.30% (3 ML+3.00%) due 05/16/2024	109,450	109,724
		447,328
Insurance-Property/Casualty — 0.0%
Asurion LLC FRS BTL-B6 4.63% (1 ML+2.75%) due 11/03/2023	294,218	296,109
Investment Management/Advisor Services — 0.0%
AlixPartners LLP FRS BTL-B 5.05% (3 ML+2.75%) due 04/04/2024	99,000	99,371
Machinery-General Industrial — 0.0%
Gardner Denver, Inc. FRS BTL-B1 5.05% (3 ML+2.75%) due 07/30/2024	169,328	170,104
RBS Global, Inc. FRS BTL-B 4.11% (1 ML+2.25%) due 08/21/2024	93,538	93,977
		264,081
Media — 0.0%
Cineworld, Ltd. FRS BTL-B 4.38% (1 ML+2.50%) due 02/28/2025	105,000	104,816
Meredith Corp. FRS BTL-B 4.88% (1 ML+3.00%) due 01/31/2025	100,000	100,542
		205,358
Medical Labs & Testing Services — 0.1%
Jaguar Holding Co. II FRS BTL 4.60% (1 ML+2.50) due 08/18/2022	220,087	220,609
Syneos Health, Inc. FRS BTL-B 4.13% (1 ML+2.25%) due 06/28/2024	228,750	229,358
		449,967
Medical-Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.19% (1 ML+4.25%) due 04/29/2024	183,613	183,245
Security Description	Principal Amount(17)	Value (Note 2)
Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.05% (3 ML+2.75%) due 06/07/2023	$347,923	$349,445
Opal Acquisition, Inc. FRS 1st Lien 6.30% (3 ML+4.00%) due 11/27/2020	299,629	283,150
		632,595
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS BTL-G 4.73% (3 ML+2.75%) due 12/31/2019	23,126	22,529
Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc. FRS 1st Lien 5.24% (1 ML+3.50%) due 12/11/2024	99,750	100,000
Crosby US Acquisition Corp. FRS 1st Lien 4.90% (3 ML+3.00%) due 11/23/2020	223,396	219,263
		319,263
Oil & Gas Drilling — 0.0%
Paragon Offshore, Ltd. Escrow Loans†(8)(11)(19)	706	0
Oil Companies-Exploration & Production — 0.0%
Ascent Resources-Marcellus LLC FRS 1st Lien 5.47% (1 ML+3.50%) due 08/04/2020(8)	16,667	16,667
California Resources Corp. BTL 12.22% (1 ML+10.38%) due 12/31/2021	130,000	145,600
Chesapeake Energy Corp Term Loan FRS BTL 9.44% (3 ML+7.50%) due 08/23/2021(15)	105,000	111,333
		273,600
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL-B 4.63% (1 ML +2.75%) due 03/01/2024	148,500	148,789

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
LOANS(9)(10)(15) (continued)
Professional Sports — 0.0%
Delta 2 Luxembourg SARL FRS BTL 4.57% (1 ML+3.00%) due 02/21/2024	$153,800	$153,993
Real Estate Management/Services — 0.0%
DTZ US Borrower LLC FRS BTL-B 5.18% (3 ML+3.25%) due 11/04/2021	207,272	206,150
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 5.38% (1 ML+3.50%) due 11/15/2020	174,311	172,677
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.79% (3 ML+4.00%) due 09/12/2024	129,675	128,432
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL-B 6.88% (1 ML+5.00%) due 09/25/2024	124,375	123,100
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 5.05% (3 ML+2.75%) due 04/01/2024	124,703	125,342
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 4.99% (2 ML+3.00%) due 09/06/2024	114,713	114,497
Television — 0.0%
ION Media Networks, Inc. FRS BTL-B3 4.54% (2 ML+2.75%) due 12/18/2020	177,551	177,921
Sinclair Television Group, Inc. FRS BTL-B1 Coupon TBD due 12/12/2024	100,000	100,425
		278,346
Total Loans (cost $12,998,256)		13,041,153
Security Description	Principal Amount(17)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Banks-Special Purpose — 0.1%
Brazilian Development Bank Senior Notes 5.50% due 07/12/2020		$350,000	$362,618
Brazilian Development Bank Senior Notes 6.50% due 06/10/2019		350,000	361,718
			724,336
Central Bank — 0.0%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		200,000	190,250
Sovereign — 1.5%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027*		320,000	302,400
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*		1,620,000	1,515,679
Dominican Republic Senior Notes 5.88% due 04/18/2024		260,000	273,005
Dominican Republic Senior Notes 7.45% due 04/30/2044		280,000	316,400
Government of Egypt Senior Notes 5.58% due 02/21/2023*		200,000	202,840
Government of Egypt Senior Notes 8.50% due 01/31/2047		200,000	222,900
Government of Romania Senior Notes 6.13% due 01/22/2044		200,000	240,218
Government of Ukraine Senior Notes 7.38% due 09/25/2032*		200,000	192,800
Kingdom of Jordan Senior Notes 7.38% due 10/10/2047		200,000	202,000
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*		1,480,000	1,411,550
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		135,000	138,956
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		125,000	128,125
Republic of Argentina Senior Notes 4.63% due 01/11/2023		170,000	163,882
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	385,000	461,880
Republic of Argentina Senior Notes 5.88% due 01/11/2028		50,000	47,025

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Argentina Senior Notes 6.88% due 04/22/2021	$150,000	$159,000
Republic of Argentina Senior Notes 6.88% due 01/11/2048	100,000	91,250
Republic of Argentina Senior Notes 8.28% due 12/31/2033	42,061	46,057
Republic of Argentina Senior Notes 8.28% due 12/31/2033	168,245	184,228
Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024	200,000	201,200
Republic of Chile Senior Notes 3.24% due 02/06/2028	405,000	397,103
Republic of Chile Senior Notes 3.24% due 02/06/2028	270,000	264,735
Republic of Colombia Senior Notes 7.38% due 09/18/2037	200,000	256,000
Republic of Colombia Senior Notes 8.13% due 05/21/2024	100,000	122,250
Republic of Croatia Senior Notes 6.38% due 03/24/2021	400,000	432,282
Republic of Ecuador Senior Notes 7.88% due 01/23/2028*	200,000	192,540
Republic of Ecuador Senior Notes 9.63% due 06/02/2027	250,000	267,675
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*	200,000	194,500
Republic of Guatemala Senior Notes 4.38% due 06/05/2027	200,000	194,500
Republic of Honduras Senior Notes 6.25% due 01/19/2027	300,000	317,091
Republic of Hungary Senior Notes 5.38% due 02/21/2023	250,000	269,975
Republic of Indonesia Senior Notes 2.95% due 01/11/2023	200,000	193,021
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	200,000	219,760
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	200,000	242,227
Security Description	Principal Amount(17)	Value (Note 2)
Sovereign (continued)
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*	$200,000	$190,048
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045	200,000	241,476
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	100,000	99,250
Republic of Lebanon Senior Notes 8.25% due 04/12/2021	50,000	52,635
Republic of Nigeria Senior Notes 7.14% due 02/23/2030*	200,000	207,500
Republic of Panama Senior Notes 4.00% due 09/22/2024	250,000	256,625
Republic of Paraguay Senior Notes 4.63% due 01/25/2023	200,000	205,360
Republic of Peru Senior Notes 5.63% due 11/18/2050	120,000	144,300
Republic of Peru Senior Notes 8.75% due 11/21/2033	100,000	149,650
Republic of Poland Senior Notes 5.13% due 04/21/2021	100,000	106,250
Republic of Senegal Senior Notes 6.75% due 03/13/2048*	200,000	195,880
Republic of Serbia Senior Notes 4.88% due 02/25/2020	200,000	204,757
Republic of South Africa Senior Notes 4.67% due 01/17/2024	130,000	130,499
Republic of South Africa Senior Notes 6.25% due 03/08/2041	200,000	214,847
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	450,000	462,620
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	170,000	173,928
Republic of Turkey Senior Notes 6.25% due 09/26/2022	200,000	211,839
Republic of Turkey Notes 6.63% due 02/17/2045	200,000	197,770
Republic of Turkey Senior Notes 8.00% due 02/14/2034	120,000	138,614

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares/ Principal Amount(17)	Value (Note 2)
Sovereign (continued)
Republic of Zambia Senior Notes 8.50% due 04/14/2024	$200,000	$209,000
Russian Federation Senior Notes 4.38% due 03/21/2029*	200,000	197,330
Socialist Republic of Vietnam Senior Notes 4.80% due 11/19/2024	200,000	203,924
Sultanate of Oman Senior Notes 5.63% due 01/17/2028*	400,000	390,000
Sultanate of Oman Senior Notes 6.75% due 01/17/2048*	505,000	484,582
United Mexican States Senior Notes 3.63% due 03/15/2022	230,000	233,896
United Mexican States Senior Notes 3.75% due 01/11/2028	220,000	212,740
United Mexican States Senior Notes 4.35% due 01/15/2047	200,000	182,776
United Mexican States Senior Notes 4.75% due 03/08/2044	236,000	229,510
		15,992,660
Total Foreign Government Obligations (cost $17,390,816)		16,907,246
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMIH Corp.†	1,989	2,824
Oil & Gas Drilling — 0.0%
Paragon Offshore Litigation Trust Class A†(11)(19)	162	173
Paragon Offshore Litigation Trust Class B†(11)(19)	81	2,389
		2,562
Oil Companies-Exploration & Production — 0.0%
Ascent Resources- Marcellus LLC, Class A†(8)	11,973	38,014
TE Holdcorp LLC, Class A†(8)(11)(19)	2,426	3,033
		41,047
Television — 0.0%
ION Media Networks, Inc.†(8)(11)(19)	22	17,736
Total Common Stocks (cost $126,741)		64,169
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%	7,606	181,707
Security Description	Principal Amount(17)		Value (Note 2)
Telecom Services — 0.0%
Qwest Corp. 6.13%		9,010	$185,066
Total Preferred Securities (cost $415,371)			366,773
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027(12)		$1,000,000	969,500
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(12)	EUR	200,000	291,227
Banco de Sabadell SA 6.50% due 05/18/2022(12)	EUR	400,000	521,006
Bank of Nova Scotia 4.65% due 10/12/2022(12)		410,000	386,938
CaixaBank SA 6.75% due 06/13/2024(12)	EUR	400,000	557,333
Caixa Geral de Depositos SA 10.75% due 03/30/2022(12)	EUR	200,000	284,608
Intesa Sanpaolo SpA 7.70% due 09/17/2025*(12)		825,000	864,187
Rabobank Nederland 11.00% due 06/30/2019*(12)		147,000	160,746
			4,035,545
Banks-Fiduciary — 0.0%
State Street Corp. FRS 3.12% (3 ML+1.00%) due 06/01/2077		300,000	271,530
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*		200,000	192,000
Banks-Super Regional — 0.1%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(12)		138,000	138,690
SunTrust Banks, Inc. 5.05% due 06/15/2022(12)		292,000	290,175
Wells Fargo Capital X 5.95% due 12/01/2086		84,000	90,720
			519,585
Diversified Banking Institutions — 0.9%
Bank of America Corp. 5.88% due 03/15/2028(12)		225,000	226,419
Barclays PLC 7.88% due 03/15/2022(12)		225,000	238,951
BNP Paribas SA 5.13% due 11/15/2027*(12)		285,000	261,131
BNP Paribas SA 7.63% due 03/30/2021*(12)		470,000	504,663
Credit Agricole SA 8.13% due 12/23/2025*(12)		1,125,000	1,281,586
Credit Suisse Group AG 6.25% due 12/18/2024*(12)		1,535,000	1,575,294

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(12)		$353,000	$343,293
HSBC Holdings PLC 6.00% due 05/22/2027(12)		981,000	955,984
HSBC Holdings PLC 6.25% due 03/23/2023(12)		832,000	850,720
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(12)		331,000	315,278
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(12)		192,000	201,120
Societe Generale SA 7.38% due 09/13/2021*(12)		800,000	851,000
UBS Group AG 6.88% due 03/22/2021(12)		450,000	471,600
UBS Group AG 7.00% due 02/19/2025(12)		200,000	215,250
UBS Group AG 7.13% due 02/19/2020(12)		900,000	936,000
UniCredit SpA 6.63% due 06/03/2023(12)	EUR	200,000	267,008
			9,495,297
Electric-Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054		123,000	129,950
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)(11)		58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		142,000	145,116
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 4.50% due 09/15/2047		87,000	82,911
Prudential Financial, Inc. 5.63% due 06/15/2043		167,000	175,141
			258,052
Insurance-Multi-line — 0.1%
Assurant, Inc. 7.00% due 03/27/2048		254,000	259,647
MetLife, Inc. 6.40% due 12/15/2066		189,000	207,191
			466,838
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030		250,000	362,500
Progressive Corp. 5.38% due 03/15/2023(12)		131,000	132,474
			494,974
Security Description	Principal/ Notional Amount(17)/ Shares		Value (Note 2)
Pipelines — 0.1%
Enbridge, Inc. 5.50% due 07/15/2077		$254,000	$241,300
Energy Transfer Partners LP 6.25% due 02/15/2023(12)		168,000	160,755
EnLink Midstream Partners LP 6.00% due 12/15/2022(12)		140,000	130,550
Enterprise Products Operating LLC 4.88% due 08/16/2077		123,000	120,663
Enterprise Products Operating LLC 5.25% due 08/16/2077		108,000	105,030
TransCanada Trust 5.30% due 03/15/2077		112,000	110,600
TransCanada Trust 5.63% due 05/20/2075		83,000	85,075
			953,973
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053		284,000	286,840
Total Preferred Securities/Capital Securities (cost $16,404,765)			17,249,706
OPTIONS — PURCHASED†(11)(20) — 0.0%
Put Options — Purchased (cost $623,914)		38,090,000	420,899
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources-Marcellus LLC Expires 03/30/2023(8) (strike price $6.15) (cost $296)		3,100	310
Total Long-Term Investment Securities (cost $1,195,706,264)			1,188,528,427
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Foreign Government Obligations — 0.4%
Government of Egypt Bills 17.41% due 10/16/2018	EGP	11,075,000	574,167
Republic of Argentina Bills 3.06% due 06/15/2018		1,702,413	1,691,839
Republic of Argentina Bills 3.13% due 05/24/2018		504,252	502,077
Republic of Argentina Bills 3.30% due 04/27/2018		890,031	888,329
			3,656,412
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(21)		1,206,656	1,206,656
Total Short-Term Investment Securities (cost $4,864,647)			4,863,068

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(16)	$1,335,000	$1,335,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)	780,000	780,000
BNP Paribas SA Joint Repurchase Agreement(16)	1,325,000	1,325,000
Deutsche Bank AG Joint Repurchase Agreement(16)	1,030,000	1,030,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	515,000	515,000
Total Repurchase Agreements (cost $4,985,000)		4,985,000
TOTAL INVESTMENTS (cost $1,205,555,911)(22)	112.8%	1,198,376,495
Liabilities in excess of other assets	(12.8)	(135,830,872)
NET ASSETS	100.0%	$1,062,545,623

@  See Note 1

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $212,582,944 representing 20.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Collateralized Loan Obligation

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2018.

(7)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(8)  Securities classified as Level 3 (see Note 2).

(9)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)  Illiquid security. At March 31, 2018, the aggregate value of these securities was $4,979,874 representing 0.5% of net assets.

(12)  Perpetual maturity — maturity date reflects the next call date.

(13)  Principal amount of security is adjusted for inflation.

(14)  Security in default of interest.

(15)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  Denominated in United States dollars unless otherwise indicated.

(18)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(19)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2018, the SA Multi-Managed Diversified Fixed Income Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Loans:
Paragon Offshore, Ltd. Escrow Loans	07/18/2016	706	$0	$0	$0.00	0.00%
Common Stocks
ION Media Networks, Inc.	03/05/2014	22	0	17,736	806.17	0.00
Paragon Offshore Litigation Trust, Class A	07/11/2014	162	92	173	1.07	0.00
Paragon Offshore Litigation Trust, Class B	07/14/2014	81	1,377	2,389	29.49	0.00
TE Holdcorp. LLC, Class A	09/18/2014	2,426	89,032	3,033	1.25	0.00
					$23,331	0.00%

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

(20)  Purchased Options:

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 10 Yr. U.S. Treasury Bonds maturing on 02/28/2019	Bank of America, N.A.	March 2019	3.20%	$38,090	$623,914	$420,899	$(203,015)

(21)  The rate shown is the 7-day yield as of March 31, 2018.

(22)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Currency

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at March 31, 2018 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

2 ML — 2 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

COFI 11th District Cost of Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
28	Long	90 Day Eurodollar	March 2019	$6,812,400	$6,818,700	$6,300
55	Short	90 Day Eurodollar	March 2020	13,361,038	13,365,688	(4,650)
35	Short	Canadian 10 Year Bond	June 2018	3,600,514	3,620,484	(19,970)
196	Short	U.S. Treasury 10 Year Notes	June 2018	23,615,299	23,743,563	(128,264)
115	Short	U.S. Treasury 10 Year Ultra Bonds	June 2018	14,718,359	14,933,828	(215,469)
84	Long	U.S. Treasury 2 Year Notes	June 2018	17,866,172	17,859,188	(6,984)
339	Long	U.S. Treasury 5 Year Notes	June 2018	38,680,328	38,802,258	121,930
120	Long	U.S. Treasury Long Bonds	June 2018	17,299,259	17,595,000	295,741
71	Short	U.S. Treasury Ultra Bonds	June 2018	11,027,218	11,393,281	(366,063)
						$(317,429)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co.	EUR	1,771,000	USD	2,190,072	04/30/2018	$6,914	$—
State Street Bank and Trust Co.	EUR	384,000	USD	476,449	06/20/2018	1,270	—
Net Unrealized Appreciation (Depreciation)						$8,184	$—

EUR — Euro Currency

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	2,070	11/15/2024	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	2.18%/Annually	$—	$21,456
USD	2,015	11/15/2024	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	2.18%/Annually	(3,252)	24,137
USD	270	11/15/2024	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	2.25%/Annually	3,257	(1,645)
USD	985	11/15/2024	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	2.25%/Annually	11,869	(5,988)
USD	2,945	11/15/2024	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	2.06%/Annually	65,778	(13,657)
USD	1,670	11/15/2024	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	2.46%/Annually	—	(11,520)
USD	1,675	11/15/2024	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	2.45%/Annually	—	(11,036)
USD	1,465	11/15/2024	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	2.45%/Annually	—	(9,585)
USD	4,835	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(107,550)	182,344
USD	24,026	06/20/2028	USD-LIBOR-BBA/Quarterly	2.25%/Semi-annually	1,339,241	(195,465)
					$1,309,343	$(20,959)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)

					Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index	(1.00)%	12/20/2022	1.17%	$2,243	$24,283	$(7,828)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

(1)  If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will  either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$155,036,939	$4,185,088	$159,222,027
U.S. Corporate Bonds & Notes:
Airlines	—	627,697	12,158	639,855
Finance-Investment Banker/Broker	—	328,915	23	328,938
Gambling (Non-Hotel)	—	61,690	21	61,711
Other Industries	—	284,881,505	—	284,881,505
Foreign Corporate Bonds & Notes	—	70,836,056	—	70,836,056
U.S. Government Agencies	—	238,208,937	—	238,208,937
U.S. Government Treasuries	—	379,445,462	—	379,445,462
Municipal Bond & Notes	—	6,853,680	—	6,853,680
Loans:
Building & Construction-Misc.	—	—	99,500	99,500
Cosmetics & Toiletries	—	109,450	109,451	218,901
Oil & Gas Drilling	—	—	0	0
Oil Companies-Exploration & Production	—	256,933	16,667	273,600
Other Industries	—	12,449,152	—	12,449,152
Foreign Government Obligations	—	16,907,246	—	16,907,246
Common Stocks:
Oil Companies-Exploration & Production	—	—	41,047	41,047
Television	—	—	17,736	17,736
Other Industries	2,824	2,562	—	5,386
Preferred Securities	366,773	—	—	366,773
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	17,249,700	—	17,249,700
Options	—	420,899	—	420,899
Warrants	—	—	310	310
Short-Term Investment Securities:
Foreign Government Obligatons	—	3,656,412	—	3,656,412
Registered Investment Companies	1,206,656	—	—	1,206,656
Repurchase Agreements	—	4,985,000	—	4,985,000
Total Investments at Value	$1,576,253	$1,192,318,235	$4,482,007	$1,198,376,495
Other Financial Instruments:†
Futures Contracts	$423,971	$—	$—	$423,971
Forward Foreign Currency Contracts	—	8,184	—	8,184
Centrally Cleared Interest Rate Swap Contracts	—	227,937	—	227,937
Total Other Financial Instruments	$423,971	$236,121	$—	$660,092
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$741,400	$—	$—	$741,400
Centrally Cleared Interest Rate Swap Contracts	—	248,896	—	248,896
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	7,828	—	7,828
Total Other Financial Instruments	$741,400	$256,724	$—	$998,124

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Wellington Real Return Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Sovereign	40.4%
United States Treasury Notes	33.4
United States Treasury Bonds	14.7
Repurchase Agreements	6.3
94.8%
Credit Quality†#
Aaa	66.4%
Aa	22.5
A	3.0
Baa	8.1
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  See Note 1

Seasons Series Trust SA Wellington Real Return Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Principal Amount(9)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 40.4%
Sovereign — 40.4%
Federal Republic of Germany Bonds 0.10% due 04/15/2023	EUR	24,743,985	$32,851,268
Government of Australia Senior Notes 1.00% due 11/21/2018	AUD	6,187,008	4,765,033
Government of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,452,266	3,091,450
Government of Australia Senior Notes 4.00% due 08/20/2020	AUD	18,981,760	15,758,120
Government of Canada Bonds 2.00% due 12/01/2041	CAD	12,555,153	12,868,265
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,105,788	12,569,135
Government of France Bonds 0.10% due 03/01/2025	EUR	4,906,856	6,503,238
Government of France Bonds 0.25% due 07/25/2024	EUR	14,538,544	19,692,582
Government of France Bonds 1.10% due 07/25/2022	EUR	16,016,058	22,135,639
Government of France Bonds 1.30% due 07/25/2019	EUR	11,302,785	14,511,706
Government of France Bonds 2.10% due 07/25/2023	EUR	6,673,239	9,717,325
Government of Japan Senior Notes 0.10% due 03/10/2027	JPY	2,068,538,316	20,647,475
Government of Japan Senior Bonds 0.10% due 03/10/2025	JPY	467,224,500	4,621,968
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	17,168,650	12,913,775
Government of Spain Senior Notes 0.55% due 11/30/2019*	EUR	8,113,638	10,417,403
Republic of Italy Senior Notes 2.35% due 09/15/2024*	EUR	17,613,467	25,285,289
Republic of Italy Senior Notes 2.60% due 09/15/2023	EUR	8,571,815	12,379,234
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	8,882,640	14,020,231
Security Description	Principal Amount(9)		Value (Note 2)
Sovereign (continued)
United Kingdom Gilt Treasury Notes 0.13% due 03/22/2026	GBP	5,325,907	$8,651,777
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	8,154,837	13,616,177
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	12,220,915	18,748,671
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,174,346	18,165,665
Total Foreign Government Obligations (cost $301,882,325)			313,931,426
U.S. GOVERNMENT TREASURIES(1) — 48.1%
United States Treasury Bonds — 14.7%
2.38% due 01/15/2025 TIPS		47,195,222	52,849,785
2.50% due 01/15/2029 TIPS		51,749,835	61,298,983
			114,148,768
United States Treasury Notes — 33.4%
0.13% due 04/15/2019 TIPS(2)(3)		13,809,475	13,799,174
0.13% due 04/15/2021 TIPS		75,549,581	74,906,230
0.13% due 01/15/2022 TIPS		476,299	471,233
0.13% due 07/15/2024 TIPS		40,108,732	39,186,008
0.25% due 01/15/2025 TIPS		11,910,147	11,647,873
0.38% due 07/15/2025 TIPS		40,192,238	39,684,350
0.63% due 07/15/2021 TIPS		36,062,269	36,500,087
0.63% due 01/15/2024 TIPS		19,707,451	19,812,287
0.63% due 01/15/2026 TIPS		24,152,288	24,148,705
			260,155,947
Total U.S. Government Treasuries (cost $378,107,451)			374,304,715
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.		56	1,420
Television — 0.0%
ION Media Networks, Inc.†(4)(5)(6)		233	187,838
Total Common Stocks (cost $2)			189,258
Total Long-Term Investment Securities (cost $679,989,778)			688,425,399

Seasons Series Trust SA Wellington Real Return Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Security Description	Shares/ Principal Amount(9)	Value (Note 2)
REPURCHASE AGREEMENTS — 6.3%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$13,020,000	$13,020,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	7,645,000	7,645,000
BNP Paribas SA Joint Repurchase Agreement(7)	13,000,000	13,000,000
Deutsche Bank AG Joint Repurchase Agreement(7)	10,135,000	10,135,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	5,045,000	5,045,000
Total Repurchase Agreements (cost $48,845,000)		48,845,000
TOTAL INVESTMENTS (cost $728,834,778)(8)	94.8%	737,270,399
Other assets less liabilities	5.2	40,175,067
NET ASSETS	100.0%	$777,445,466

@  See Note 1

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $35,702,692 representing 4.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(4)  Illiquid security. At March 31, 2018, the aggregate value of this security was $187,838 representing 0.0% of net assets.

(5)  Securities classified as Level 3 (see Note 2).

(6)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$187,838	$806.17	0.02%

(7)  See Note 2 for details of Joint Repurchase Agreements.

(8)  See Note 4 for cost of investments on a tax basis.

(9)  Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

TIPS — Treasury Inflation Protected Securities

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
51	Short	Canada 10 Year Bonds	June 2018	$5,246,444	$5,275,562	$(29,118)
176	Short	U.S. Treasury 10 Year Notes	June 2018	21,220,500	21,320,750	(100,250)
84	Short	U.S. Treasury 10 Year Ultra Notes	June 2018	10,792,213	10,908,188	(115,975)
144	Short	U.S. Ultra Bonds	June 2018	22,338,760	23,107,500	(768,740)
						$(1,014,083)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Wellington Real Return Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	JPY	6,723,191,000	USD	63,937,529	04/27/2018	$667,219	$—
Bank of Montreal	CAD	32,423,000	USD	25,211,600	04/30/2018	31,434	—
Barclays Bank PLC Wholesale	AUD	30,870,000	USD	23,859,824	04/30/2018	149,981	—
	GBP	52,557,000	USD	74,476,633	04/30/2018	657,670	—
	NZD	17,679,000	USD	12,820,599	04/30/2018	44,831	—
						852,482	—
Morgan Stanley and Co., International PLC	EUR	124,638,000	USD	154,131,090	04/30/2018	486,565	—
Net Unrealized Appreciation (Depreciation)						$2,037,700	$—

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — Pound Sterling
JPY — Japanese Yen
NZD — New Zealand Dollar
USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Made by the Portfolio/Frequency	Payments Received by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	8,437	11/15/2024	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	2.44%/Annually	$—	$(50,130)

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$313,931,426	$—	$313,931,426
U.S. Government Treasuries	—	374,304,715	—	374,304,715
Common Stocks
Printing-Commercial	1,420	—	—	1,420
Television	—	—	187,838	187,838
Repurchase Agreements	—	48,845,000	—	48,845,000
Total Investments at Value	$1,420	$737,081,141	$187,838	$737,270,399
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,037,700	$—	$2,037,700
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,014,083	$—	$—	$1,014,083
Centrally Cleared Interest Rate Swap Contracts	—	50,130	—	50,130
Total Other Financial Instruments	$1,014,083	$50,130	$—	$1,064,213

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Seasons Series Trust SA Wellington Real Return Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	12.5%
E-Commerce/Services	8.2
E-Commerce/Products	7.9
Applications Software	7.1
Commercial Services-Finance	4.0
Electronic Components-Semiconductors	3.8
Internet Content-Entertainment	3.6
Finance-Credit Card	3.4
Electronic Forms	3.4
Semiconductor Equipment	3.2
Finance-Investment Banker/Broker	3.2
Athletic Footwear	3.2
Beverages-Non-alcoholic	3.1
Medical-Drugs	3.1
Computer Software	3.0
Entertainment Software	2.9
Banks-Commercial	2.6
Industrial Automated/Robotic	2.5
Retail-Perfume & Cosmetics	2.4
Diagnostic Kits	2.3
Medical Instruments	2.2
Schools	2.2
Medical-HMO	2.2
Retail-Discount	2.1
Aerospace/Defense	2.1
Oil Companies-Exploration & Production	2.0
Decision Support Software	1.6
Repurchase Agreements	0.4
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.8%
Aerospace/Defense — 2.1%
Northrop Grumman Corp.	7,832	$2,734,308
Applications Software — 7.1%
salesforce.com, Inc.†	39,165	4,554,889
ServiceNow, Inc.†	28,406	4,699,773
		9,254,662
Athletic Footwear — 3.2%
NIKE, Inc., Class B	62,383	4,144,727
Banks-Commercial — 2.6%
First Republic Bank	37,200	3,445,092
Beverages-Non-alcoholic — 3.1%
Monster Beverage Corp.†	70,366	4,025,639
Commercial Services-Finance — 4.0%
PayPal Holdings, Inc.†	67,660	5,133,364
Computer Software — 3.0%
Splunk, Inc.†	39,021	3,839,276
Decision Support Software — 1.6%
MSCI, Inc.	13,626	2,036,678
Diagnostic Kits — 2.3%
IDEXX Laboratories, Inc.†	15,583	2,982,430
E-Commerce/Products — 7.9%
Alibaba Group Holding, Ltd. ADR†	24,438	4,485,351
Amazon.com, Inc.†	4,012	5,806,728
		10,292,079
E-Commerce/Services — 8.2%
Booking Holdings, Inc.†	2,710	5,637,857
Ctrip.com International, Ltd. ADR†	57,839	2,696,454
MercadoLibre, Inc.	6,418	2,287,311
		10,621,622
Electronic Components-Semiconductors — 3.8%
NVIDIA Corp.	21,375	4,950,236
Electronic Forms — 3.4%
Adobe Systems, Inc.†	20,516	4,433,097
Entertainment Software — 2.9%
Activision Blizzard, Inc.	56,426	3,806,498
Finance-Credit Card — 3.4%
Visa, Inc., Class A	37,448	4,479,530
Finance-Investment Banker/Broker — 3.2%
Charles Schwab Corp.	79,463	4,149,558
Industrial Automated/Robotic — 2.5%
Cognex Corp.	61,327	3,188,391
Internet Content-Entertainment — 3.6%
Facebook, Inc., Class A†	29,133	4,655,162
Medical Instruments — 2.2%
Edwards Lifesciences Corp.†	20,520	2,862,950
Medical-Biomedical/Gene — 12.5%
Alexion Pharmaceuticals, Inc.†	33,138	3,693,562
Celgene Corp.†	39,407	3,515,498
Illumina, Inc.†	18,408	4,352,019
Vertex Pharmaceuticals, Inc.†	28,616	4,663,836
		16,224,915
Security Description	Shares/ Principal Amount	Value (Note 2)
Medical-Drugs — 3.1%
Bristol-Myers Squibb Co.	63,195	$3,997,084
Medical-HMO — 2.2%
UnitedHealth Group, Inc.	13,106	2,804,684
Oil Companies-Exploration & Production — 2.0%
Pioneer Natural Resources Co.	15,073	2,589,240
Retail-Discount — 2.1%
Costco Wholesale Corp.	14,668	2,763,891
Retail-Perfume & Cosmetics — 2.4%
ULTA Beauty, Inc.†	15,243	3,113,688
Schools — 2.2%
New Oriental Education & Technology Group, Inc. ADR	32,643	2,861,159
Semiconductor Equipment — 3.2%
Applied Materials, Inc.	75,732	4,211,456
Total Long-Term Investment Securities (cost $98,459,249)		129,601,416
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28% dated 03/29/2018, to be repurchased 04/02/2018 in the amount of $501,016 and collateralized by $535,000 of United States Treasury Notes, bearing interest at 2.25% due 02/15/2027 and having an approximate value of $514,113 (cost $501,000)	$501,000	501,000
TOTAL INVESTMENTS (cost $98,960,249)(1)	100.2%	130,102,416
Liabilities in excess of other assets	(0.2)	(299,100)
NET ASSETS	100.0%	$129,803,316

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$129,601,416	$—	$—	$129,601,416
Repurchase Agreements	—	501,000	—	501,000
Total Investments at Value	$129,601,416	$501,000	$—	$130,102,416

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Diversified Banking Institutions	14.7%
Electric-Integrated	5.9
Tobacco	5.5
Transport-Rail	4.5
Oil Refining & Marketing	4.2
Telephone-Integrated	3.9
Chemicals-Diversified	3.7
Oil Companies-Exploration & Production	3.6
Food-Meat Products	3.5
Computer Services	3.2
Medical-HMO	3.2
Insurance-Life/Health	3.1
Banks-Super Regional	3.1
Retail-Building Products	3.1
Semiconductor Equipment	3.0
Semiconductor Components-Integrated Circuits	3.0
Instruments-Controls	3.0
Insurance-Multi-line	2.9
Electronic Components-Misc.	2.7
Medical-Drugs	2.6
Medical Products	2.6
Aerospace/Defense-Equipment	2.5
Oil-Field Services	2.5
Pipelines	2.3
Oil Companies-Integrated	2.2
Pharmacy Services	1.9
Retail-Discount	1.1
Telecommunication Equipment	1.1
Repurchase Agreements	1.0
99.6%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Aerospace/Defense-Equipment — 2.5%
United Technologies Corp.	63,000	$7,926,660
Banks-Super Regional — 3.1%
Wells Fargo & Co.	185,000	9,695,850
Chemicals-Diversified — 3.7%
FMC Corp.	149,500	11,447,215
Computer Services — 3.2%
Teradata Corp.†	256,500	10,175,355
Diversified Banking Institutions — 14.7%
Bank of America Corp.	400,000	11,996,000
Citigroup, Inc.	160,000	10,800,000
JPMorgan Chase & Co.	117,000	12,866,490
Morgan Stanley	190,000	10,252,400
		45,914,890
Electric-Integrated — 5.9%
AES Corp.	701,000	7,970,370
NextEra Energy, Inc.	65,000	10,616,450
		18,586,820
Electronic Components-Misc. — 2.7%
Corning, Inc.	301,200	8,397,456
Food-Meat Products — 3.5%
Tyson Foods, Inc., Class A	150,000	10,978,500
Instruments-Controls — 3.0%
Honeywell International, Inc.	65,000	9,393,150
Insurance-Life/Health — 3.1%
Unum Group	206,000	9,807,660
Insurance-Multi-line — 2.9%
MetLife, Inc.	200,000	9,178,000
Medical Products — 2.6%
Baxter International, Inc.	124,000	8,064,960
Medical-Drugs — 2.6%
Bristol-Myers Squibb Co.	130,000	8,222,500
Medical-HMO — 3.2%
Humana, Inc.	37,000	9,946,710
Oil Companies-Exploration & Production — 3.6%
Anadarko Petroleum Corp.	184,127	11,123,112
Oil Companies-Integrated — 2.2%
Chevron Corp.	59,204	6,751,624
Oil Refining & Marketing — 4.2%
Marathon Petroleum Corp.	90,000	6,579,900
Valero Energy Corp.	70,000	6,493,900
		13,073,800
Oil-Field Services — 2.5%
Halliburton Co.	163,500	7,674,690
Pharmacy Services — 1.9%
Express Scripts Holding Co.†	84,000	5,802,720
Pipelines — 2.3%
Williams Cos., Inc.	290,500	7,221,830
Retail-Building Products — 3.1%
Lowe's Cos., Inc.	109,500	9,608,625
Retail-Discount — 1.1%
Costco Wholesale Corp.	19,000	3,580,170
Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductor Components-Integrated Circuits — 3.0%
QUALCOMM, Inc.	172,084	$9,535,175
Semiconductor Equipment — 3.0%
Applied Materials, Inc.	171,600	9,542,676
Telecommunication Equipment — 1.1%
Juniper Networks, Inc.	140,000	3,406,200
Telephone-Integrated — 3.9%
Verizon Communications, Inc.	257,000	12,289,740
Tobacco — 5.5%
Altria Group, Inc.	114,500	7,135,640
Philip Morris International, Inc.	100,000	9,940,000
		17,075,640
Transport-Rail — 4.5%
CSX Corp.	160,000	8,913,600
Union Pacific Corp.	39,500	5,309,985
		14,223,585
Total Long-Term Investment Securities (cost $238,985,139)		308,645,313
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28% dated 03/29/2018, to be repurchased 04/02/2018 in the amount of $2,977,093 and collateralized by $3,100,000 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $3,039,389 (cost $2,977,000)	$2,977,000	2,977,000
TOTAL INVESTMENTS (cost $241,962,139)(1)	99.6%	311,622,313
Other assets less liabilities	0.4	1,270,962
NET ASSETS	100.0%	$312,893,275

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$308,645,313	$—	$—	$308,645,313
Repurchase Agreements	—	2,977,000	—	2,977,000
Total Investments at Value	$308,645,313	$2,977,000	$—	$311,622,313

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	59.1%
International Equity Investment Companies	23.0
Domestic Fixed Income Investment Companies	18.0
100.1%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Allocation Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 59.1%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	866,173	$13,269,765
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	866,782	14,492,594
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	82,272	1,561,521
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	119,311	2,003,239
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	131,595	1,879,175
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	81,010	3,690,816
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1†	30,215	703,410
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	94,238	895,261
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	167,520	5,893,344
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	100,124	1,914,367
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1†	370,291	8,201,940
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	110,733	2,442,778
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	377,399	5,011,864
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	169,104	1,877,058
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	196,002	4,304,206
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	320,513	3,631,408
Total Domestic Equity Investment Companies (cost $69,131,382)		71,772,746
Domestic Fixed Income Investment Companies — 18.0%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	113,840	1,688,248
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	428,126	4,936,294
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	289,431	2,790,118
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	57,005	602,540
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	169,359	2,238,921
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	334,533	3,382,129
Security Description	Shares	Value (Note 2)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	309,474	$3,045,226
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	256,188	2,262,144
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	163,692	929,768
Total Domestic Fixed Income Investment Companies (cost $22,333,014)		21,875,388
International Equity Investment Companies — 23.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,277,323	12,402,806
SunAmerica Series Trust SA International Index Portfolio, Class 1	569,715	6,511,846
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	332,802	3,178,260
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	344,345	3,705,149
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	186,787	2,063,994
Total International Equity Investment Companies (cost $25,746,595)		27,862,055
TOTAL INVESTMENTS (cost $117,210,991)(2)	100.1%	121,510,189
Liabilities in excess of other assets	(0.1)	(71,773)
NET ASSETS	100.0%	$121,438,416

#  The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

@  See Note 1

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$121,510,189	$—	$—	$121,510,189

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	47.8%
Domestic Fixed Income Investment Companies	34.3
International Equity Investment Companies	17.9
100.0%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Allocation Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 47.8%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	2,941,244	$45,059,861
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	2,930,416	48,996,553
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	262,869	4,989,245
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	417,926	7,016,979
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	440,770	6,294,200
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	267,577	12,190,796
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1†	130,199	3,031,034
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	354,822	3,370,809
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	561,760	19,762,726
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	295,151	5,643,278
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1†	1,365,260	30,240,515
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	387,549	8,549,336
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,315,462	17,469,342
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	238,113	2,643,057
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	674,192	14,805,266
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,105,389	12,524,054
Total Domestic Equity Investment Companies (cost $228,335,740)		242,587,051
Domestic Fixed Income Investment Companies — 34.3%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	856,331	12,699,394
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	5,708,689	65,821,188
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	2,205,687	21,262,826
Security Description	Shares	Value (Note 2)
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	463,824	$4,902,620
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	1,257,092	16,618,759
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,356,215	13,711,334
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,280,815	12,603,221
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,378,055	20,998,225
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,031,306	5,857,818
Total Domestic Fixed Income Investment Companies (cost $177,792,499)		174,475,385
International Equity Investment Companies — 17.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	4,102,781	39,837,999
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,011,416	22,990,483
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	977,883	9,338,787
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,153,001	12,406,294
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	573,485	6,337,005
Total International Equity Investment Companies (cost $82,667,526)		90,910,568
TOTAL INVESTMENTS (cost $488,795,765)(2)	100.0%	507,973,004
Liabilities in excess of other assets	(0.0)	(212,583)
NET ASSETS	100.0%	$507,760,421

#  The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus

@  See Note 1

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$507,973,004	$—	$—	$507,973,004

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	43.2%
Domestic Equity Investment Companies	42.3
International Equity Investment Companies	14.5
100.0%

* Calculated as a percentage of net assets

@ See Note 1

Seasons Series Trust SA Allocation Moderate Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 42.3%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,623,124	$24,866,260
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,594,479	26,659,692
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	146,482	2,780,236
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	234,490	3,937,088
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	246,596	3,521,399
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	159,546	7,268,930
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1†	52,760	1,228,252
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	179,585	1,706,056
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	308,123	10,839,769
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	169,874	3,247,985
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1†	702,255	15,554,961
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	207,860	4,585,384
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	712,870	9,466,907
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	121,239	1,345,751
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	383,109	8,413,080
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	678,102	7,682,893
Total Domestic Equity Investment Companies (cost $126,329,110)		133,104,643
Domestic Fixed Income Investment Companies — 43.2%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	644,053	9,551,306
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	4,418,703	50,947,645
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,668,377	16,083,155
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	300,544	3,176,754
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	946,993	12,519,249
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,178,842	11,918,089
Security Description	Shares	Value (Note 2)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,128,900	$11,108,374
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,829,897	16,157,991
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	796,498	4,524,111
Total Domestic Fixed Income Investment Companies (cost $138,775,993)		135,986,674
International Equity Investment Companies — 14.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,071,846	20,117,623
SunAmerica Series Trust SA International Index Portfolio, Class 1	968,493	11,069,874
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	510,970	4,879,761
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	582,216	6,264,644
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	282,950	3,126,595
Total International Equity Investment Companies (cost $41,581,500)		45,458,497
TOTAL INVESTMENTS (cost $306,686,603)(2)	100.0%	314,549,814
Liabilities in excess of other assets	(0.0)	(142,517)
NET ASSETS	100.0%	$314,407,297

#  The Seasons Series Trust Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

@  See Note 1

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$314,549,814	$—	$—	$314,549,814

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

@  See Note 1

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio@

PORTFOLIO PROFILE — March 31, 2018 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	59.5%
Domestic Equity Investment Companies	30.1
International Equity Investment Companies	10.4
100.0%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Allocation Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 30.1%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	832,518	$12,754,183
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	816,866	13,658,003
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	71,145	1,350,326
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	116,366	1,953,788
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	132,850	1,897,092
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	80,618	3,672,956
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1†	23,854	555,311
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	91,336	867,692
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	156,834	5,517,414
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	95,573	1,827,356
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1†	339,470	7,519,269
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	108,263	2,388,281
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	353,998	4,701,090
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	65,678	729,026
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	203,377	4,466,154
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	363,334	4,116,578
Total Domestic Equity Investment Companies (cost $64,553,472)		67,974,519
Domestic Fixed Income Investment Companies — 59.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	617,710	9,160,640
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	4,571,473	52,709,087
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,598,311	15,407,722
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	312,466	3,302,761
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	905,716	11,973,567
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,142,843	11,554,142
Security Description	Shares	Value (Note 2)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,087,207	$10,698,114
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,733,697	15,308,546
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	762,815	4,332,788
Total Domestic Fixed Income Investment Companies (cost $137,215,611)		134,447,367
International Equity Investment Companies — 10.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,066,317	10,353,942
SunAmerica Series Trust SA International Index Portfolio, Class 1	503,032	5,749,650
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	236,497	2,258,546
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	317,365	3,414,849
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	153,752	1,698,955
Total International Equity Investment Companies (cost $21,396,677)		23,475,942
TOTAL INVESTMENTS (cost $223,165,760)(2)	100.0%	225,897,828
Liabilities in excess of other assets	(0.0)	(39,509)
NET ASSETS	100.0%	$225,858,319

#  The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

@  See Note 1

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2018 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Investment Companies	$225,897,828	$—	$—	$225,897,828

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2018

	SA Multi- Managed Growth Portfolio#	SA Multi- Managed Moderate Growth Portfolio#	SA Multi- Managed Income/ Equity Portfolio#	SA Multi- Managed Income Portfolio#	SA Putnam Asset Allocation Diversified Growth Portfolio#
ASSETS:
Investments at value (unaffiliated)*	$56,934,491	$99,714,785	$73,437,403	$63,155,950	$148,388,429
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	215,000	75,000	180,000	520,000	1,691,000
Cash	104,513	88,982	57,465	68,601	—
Foreign cash*	101	240	274	274	63,216
Cash collateral for futures contracts	29,930	60,268	—	—	41,134
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	1,484
Receivable for:
Fund shares sold	6,154	225	1,721	2,301	163,739
Dividends and interest	109,919	251,813	245,070	252,671	406,312
Investments sold	52,246	477,150	443,206	429,322	292,621
Investments sold on an extended settlement basis	—	—	—	—	72,744
Receipts on swap contracts	97	255	296	216	25,647
Prepaid expenses and other assets	4,099	4,169	4,125	4,110	4,456
Due from investment adviser for expense reimbursements/fee waivers	19	22	—	—	23,940
Variation margin on futures contracts	5,514	11,165	10,792	9,268	182,999
Unrealized appreciation on forward foreign currency contracts	—	—	816	—	44,354
Swap premiums paid	—	—	—	9,049	—
Unrealized appreciation on swap contracts	10,471	27,746	32,520	44,083	205,581
Total assets	57,472,554	100,711,820	74,413,688	64,495,845	151,607,656
LIABILITIES:
Payable for:
Fund shares redeemed	76,607	30,425	75,720	305,076	213,537
Investments purchased	293,845	620,781	586,796	586,796	852,200
Investments purchased on an extended settlement basis	3,942,522	11,847,074	12,873,111	13,843,978	1,081,094
Payments on swap contracts	1,003	2,623	3,048	2,276	2,768
Investment advisory and management fees	40,675	64,234	41,812	32,489	107,333
Service fees — Class 2	2,490	5,494	4,231	3,478	7,125
Service fees — Class 3	5,136	7,697	4,019	3,581	16,341
Transfer agent fees and expenses	102	102	102	128	494
Trustees' fees and expenses	206	268	227	199	292
Other accrued expenses	96,388	105,267	92,326	91,854	138,217
Accrued foreign tax on capital gains	—	—	—	—	6,502
Variation margin on futures contracts	5,724	14,963	16,980	20,358	49,106
Due to custodian	—	—	—	—	177,771
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	8,565	22,944	27,087	51,111	—
Unrealized depreciation on forward foreign currency contracts	14,618	38,669	45,028	44,911	22,042
Swap premiums received	683	1,851	2,315	—	—
Unrealized depreciation on swap contracts	1,485	3,564	3,779	3,747	159,410
Total liabilities	4,490,049	12,765,956	13,776,581	14,989,982	2,834,232
NET ASSETS	$52,982,505	$87,945,864	$60,637,107	$49,505,863	$148,773,424
* Cost
Investments (unaffiliated)	$48,553,842	$88,711,696	$69,542,214	$61,605,104	$134,514,833
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$94	$232	$259	$257	$63,362

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2018

	SA Multi- Managed Growth Portfolio#	SA Multi- Managed Moderate Growth Portfolio#	SA Multi- Managed Income/ Equity Portfolio#	SA Multi- Managed Income Portfolio#	SA Putnam Asset Allocation Diversified Growth Portfolio#
NET ASSETS REPRESENTED BY:
Capital paid-in	$39,958,106	$70,894,230	$53,402,704	$46,015,443	$126,569,212
Accumulated undistributed net investment income (loss)	393,928	961,200	1,040,970	967,912	2,680,946
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	4,265,594	5,109,661	2,332,061	1,014,993	5,785,420
Unrealized appreciation (depreciation) on investments	8,380,649	11,003,089	3,895,189	1,550,846	13,873,596
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	(1,038)	16,686	10,777	1,961	(152,785)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(14,734)	(39,002)	(44,594)	(45,292)	23,093
Unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(6,058)
NET ASSETS	$52,982,505	$87,945,864	$60,637,107	$49,505,863	$148,773,424
Class 1 (unlimited shares authorized):
Net assets	$9,976,412	$9,450,058	$8,614,094	$5,537,911	$15,727,014
Shares of beneficial interest issued and outstanding	586,090	732,453	769,777	501,084	1,294,827
Net asset value, offering and redemption price per share	$17.02	$12.90	$11.19	$11.05	$12.15
Class 2 (unlimited shares authorized):
Net assets	$19,251,461	$42,662,139	$33,123,473	$27,062,106	$55,476,705
Shares of beneficial interest issued and outstanding	1,131,859	3,311,646	2,964,093	2,452,073	4,567,145
Net asset value, offering and redemption price per share	$17.01	$12.88	$11.17	$11.04	$12.15
Class 3 (unlimited shares authorized):
Net assets	$23,754,632	$35,833,667	$18,899,540	$16,905,846	$77,569,705
Shares of beneficial interest issued and outstanding	1,399,598	2,785,218	1,690,574	1,531,992	6,402,864
Net asset value, offering and redemption price per share	$16.97	$12.87	$11.18	$11.04	$12.11

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2018

	SA T. Rowe Price Growth Stock Portfolio#	SA Multi- Managed Large Cap Growth Portfolio#	SA Multi- Managed Large Cap Value Portfolio#	SA Multi- Managed Mid Cap Growth Portfolio#	SA Multi- Managed Mid Cap Value Portfolio#
ASSETS:
Investments at value (unaffiliated)*	$413,378,725	$510,954,057	$858,460,462	$225,735,140	$252,138,275
Investments at value (affiliated)*	—	—	1,311,685	—	—
Repurchase agreements (cost approximates value)	—	1,103,000	6,192,000	4,205,000	143,000
Cash	111,117	56,531	172,063	37,460	70,009
Foreign cash*	—	—	2	—	25,214
Cash collateral for futures contracts	—	—	—	—	21
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	13,537	379,151	758,796	124,954	182,852
Dividends and interest	177,680	291,967	1,685,376	106,159	367,658
Investments sold	15,184	20,418	705,253	589,258	292,130
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,088	5,171	6,549	4,516	4,697
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	26,900	16,200	5,380	10,760
Unrealized appreciation on forward foreign currency contracts	—	—	26,515	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	413,701,331	512,837,195	869,334,901	230,807,867	253,234,616
LIABILITIES:
Payable for:
Fund shares redeemed	153,299	460,088	355,171	189,394	49,874
Investments purchased	665,713	—	432,202	434,040	341,563
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	302,608	343,906	556,661	168,925	183,874
Service fees — Class 2	5,923	4,576	3,522	3,043	3,219
Service fees — Class 3	8,160	4,041	3,198	3,300	3,536
Transfer agent fees and expenses	486	307	281	384	384
Trustees' fees and expenses	924	998	2,154	462	631
Other accrued expenses	99,185	108,306	161,779	83,621	90,747
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	28	28	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	17,550	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	1,236,298	922,250	1,532,546	883,169	673,828
NET ASSETS	$412,465,033	$511,914,945	$867,802,355	$229,924,698	$252,560,788
* Cost
Investments (unaffiliated)	$308,117,426	$383,091,485	$776,896,627	$173,787,532	$222,868,677
Investments (affiliated)	$—	$—	$1,322,083	$—	$—
Foreign cash	$—	$—	$2	$—	$25,188

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2018

	SA T. Rowe Price Growth Stock Portfolio#	SA Multi- Managed Large Cap Growth Portfolio#	SA Multi- Managed Large Cap Value Portfolio#	SA Multi- Managed Mid Cap Growth Portfolio#	SA Multi- Managed Mid Cap Value Portfolio#
NET ASSETS REPRESENTED BY:
Capital paid-in	$212,343,454	$307,027,130	$692,527,904	$154,483,858	$207,374,677
Accumulated undistributed net investment income (loss)	(2)	2,940,323	14,906,168	1,965	2,082,911
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	94,860,291	74,170,552	78,843,525	23,503,717	13,857,771
Unrealized appreciation (depreciation) on investments	105,261,299	127,862,572	81,553,437	51,947,608	29,269,598
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	(85,620)	(37,520)	(12,443)	(24,887)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(9)	(12)	8,841	(7)	718
Unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$412,465,033	$511,914,945	$867,802,355	$229,924,698	$252,560,788
Class 1 (unlimited shares authorized):
Net assets	$333,144,415	$458,603,349	$825,844,479	$191,354,519	$211,202,787
Shares of beneficial interest issued and outstanding	12,198,102	29,930,336	49,389,236	10,081,358	12,577,587
Net asset value, offering and redemption price per share	$27.31	$15.32	$16.72	$18.98	$16.79
Class 2 (unlimited shares authorized):
Net assets	$43,404,157	$34,894,936	$27,174,293	$23,376,759	$25,021,080
Shares of beneficial interest issued and outstanding	1,633,500	2,323,780	1,627,094	1,287,266	1,494,665
Net asset value, offering and redemption price per share	$26.57	$15.02	$16.70	$18.16	$16.74
Class 3 (unlimited shares authorized):
Net assets	$35,916,461	$18,416,660	$14,783,583	$15,193,420	$16,336,921
Shares of beneficial interest issued and outstanding	1,374,719	1,238,715	885,455	858,268	977,972
Net asset value, offering and redemption price per share	$26.13	$14.87	$16.70	$17.70	$16.70

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2018

	SA Multi- Managed Small Cap Portfolio#	SA Multi- Managed International Equity Portfolio#	SA Multi- Managed Diversified Fixed Income Portfolio#	SA Wellington Real Return Portfolio#	SA Columbia Focused Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$284,556,286	$609,997,489	$1,193,391,495	$688,425,399	$129,601,416
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	596,000	1,263,000	4,985,000	48,845,000	501,000
Cash	49,983	884,698	238,840	—	16
Foreign cash*	—	2,145,741	28,278	37,943,727	—
Cash collateral for futures contracts	246,836	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	39,084	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	245,332	406,861	332,299	157,172	2,118
Dividends and interest	204,154	3,301,970	6,728,349	1,875,857	52,428
Investments sold	615,900	452,291	10,351,515	1,573,998	—
Investments sold on an extended settlement basis	—	—	16,386,709	—	—
Receipts on swap contracts	—	—	3,623	—	—
Prepaid expenses and other assets	4,795	5,912	8,775	5,656	4,520
Due from investment adviser for expense reimbursements/fee waivers	44	40,688	—	62,944	66,775
Variation margin on futures contracts	20,010	34,740	119,641	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	8,184	2,037,700	—
Swap premiums paid	—	—	1,333,626	—	—
Unrealized appreciation on swap contracts	—	—	227,937	—	—
Total assets	286,539,340	618,533,390	1,234,144,271	780,966,537	130,228,273
LIABILITIES:
Payable for:
Fund shares redeemed	83,239	248,043	746,947	2,570,959	245,814
Investments purchased	810,275	1,291,970	10,801,559	—	—
Investments purchased on an extended settlement basis	—	164,052	157,356,410	—	—
Payments on swap contracts	—	—	38,045	—	—
Investment advisory and management fees	206,551	479,754	566,334	385,316	114,091
Service fees — Class 2	2,293	2,807	3,085	—	3,731
Service fees — Class 3	2,649	3,585	3,191	88,057	4,880
Transfer agent fees and expenses	281	358	332	435	230
Trustees' fees and expenses	670	1,406	2,540	1,446	344
Other accrued expenses	92,501	230,737	263,985	164,219	55,867
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	181,649	251,704	—
Due to custodian	—	—	—	1,061	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	1,377,847	7,744	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	256,724	50,130	—
Total liabilities	1,198,459	2,422,712	171,598,648	3,521,071	424,957
NET ASSETS	$285,340,881	$616,110,678	$1,062,545,623	$777,445,466	$129,803,316
* Cost
Investments (unaffiliated)	$223,908,949	$520,494,615	$1,200,570,911	$679,989,778	$98,459,249
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$2,148,246	$29,639	$37,965,907	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2018

	SA Multi- Managed Small Cap Portfolio#	SA Multi- Managed International Equity Portfolio#	SA Multi- Managed Diversified Fixed Income Portfolio#	SA Wellington Real Return Portfolio#	SA Columbia Focused Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$206,130,536	$522,368,082	$1,045,614,907	$796,458,788	$89,779,989
Accumulated undistributed net investment income (loss)	472,494	11,138,065	26,705,258	(19,875,739)	(150,249)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	18,177,661	(6,891,624)	(2,250,512)	(8,540,152)	9,031,409
Unrealized appreciation (depreciation) on investments	60,647,337	89,502,874	(7,179,416)	8,435,621	31,142,167
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	(87,147)	(54,421)	(346,216)	(1,064,213)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	47,702	1,602	2,031,161	—
Unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$285,340,881	$616,110,678	$1,062,545,623	$777,445,466	$129,803,316
Class 1 (unlimited shares authorized):
Net assets	$255,292,762	$577,543,571	$1,023,385,189	$364,976,757	$79,540,348
Shares of beneficial interest issued and outstanding	17,872,663	59,593,249	88,792,535	37,857,640	7,277,269
Net asset value, offering and redemption price per share	$14.28	$9.69	$11.53	$9.64	$10.93
Class 2 (unlimited shares authorized):
Net assets	$17,739,478	$21,848,162	$24,193,409	$—	$28,233,166
Shares of beneficial interest issued and outstanding	1,274,920	2,250,857	2,101,681	—	2,701,368
Net asset value, offering and redemption price per share	$13.91	$9.71	$11.51	$—	$10.45
Class 3 (unlimited shares authorized):
Net assets	$12,308,641	$16,718,945	$14,967,025	$412,468,709	$22,029,802
Shares of beneficial interest issued and outstanding	898,948	1,728,164	1,306,637	43,132,748	2,164,664
Net asset value, offering and redemption price per share	$13.69	$9.67	$11.45	$9.56	$10.18

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2018

	SA Columbia Focused Value Portfolio	SA Allocation Growth Portfolio#	SA Allocation Moderate Growth Portfolio#	SA Allocation Moderate Portfolio#	SA Allocation Balanced Portfolio#
ASSETS:
Investments at value (unaffiliated)*	$308,645,313	$—	$—	$—	$—
Investments at value (affiliated)*	—	121,510,189	507,973,004	314,549,814	225,897,828
Repurchase agreements (cost approximates value)	2,977,000	—	—	—	—
Cash	80,525	—	—	—	—
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	269,580	455,153	19,606	78,132	145,238
Dividends and interest	278,370	—	—	—	—
Investments sold	965,595	—	871,885	158,821	2,679,061
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,707	4,015	4,160	4,095	4,070
Due from investment adviser for expense reimbursements/fee waivers	166,207	1,958	8,351	5,180	75,080
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	313,388,297	121,971,315	508,877,006	314,796,042	228,801,277
LIABILITIES:
Payable for:
Fund shares redeemed	143,227	23,392	891,402	236,898	2,824,259
Investments purchased	—	431,741	—	—	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	268,757	10,373	43,637	27,033	19,547
Service fees — Class 2	1,938	—	—	—	—
Service fees — Class 3	2,305	25,901	109,061	67,559	48,843
Transfer agent fees and expenses	205	162	170	162	153
Trustees' fees and expenses	712	243	1,079	710	576
Other accrued expenses	77,878	41,087	71,236	56,383	49,580
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	495,022	532,899	1,116,585	388,745	2,942,958
NET ASSETS	$312,893,275	$121,438,416	$507,760,421	$314,407,297	$225,858,319
* Cost
Investments (unaffiliated)	$238,985,139	$—	$—	$—	$—
Investments (affiliated)	$—	$117,210,991	$488,795,765	$306,686,603	$223,165,760
Foreign cash	$—	$—	$—	$—	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2018

	SA Columbia Focused Value Portfolio	SA Allocation Growth Portfolio#	SA Allocation Moderate Growth Portfolio#	SA Allocation Moderate Portfolio#	SA Allocation Balanced Portfolio#
NET ASSETS REPRESENTED BY:
Capital paid-in	$219,074,527	$107,511,046	$434,329,046	$276,170,259	$203,568,598
Accumulated undistributed net investment income (loss)	4,930,872	1,767,826	8,868,008	5,596,679	4,347,164
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	19,227,702	7,860,346	45,386,128	24,777,148	15,210,489
Unrealized appreciation (depreciation) on investments	69,660,174	4,299,198	19,177,239	7,863,211	2,732,068
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$312,893,275	$121,438,416	$507,760,421	$314,407,297	$225,858,319
Class 1 (unlimited shares authorized):
Net assets	$287,475,042	$152,865	$147,435	$112,981	$109,435
Shares of beneficial interest issued and outstanding	14,121,928	10,579	12,550	9,735	10,107
Net asset value, offering and redemption price per share	$20.36	$14.45	$11.75	$11.61	$10.83
Class 2 (unlimited shares authorized):
Net assets	$14,852,599	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	730,686	—	—	—	—
Net asset value, offering and redemption price per share	$20.33	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$10,565,634	$121,285,551	$507,612,986	$314,294,316	$225,748,884
Shares of beneficial interest issued and outstanding	521,111	8,417,779	43,320,549	27,151,861	20,898,069
Net asset value, offering and redemption price per share	$20.28	$14.41	$11.72	$11.58	$10.80

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2018

	SA Multi- Managed Growth Portfolio#	SA Multi- Managed Moderate Growth Portfolio#	SA Multi- Managed Income/ Equity Portfolio#	SA Multi- Managed Income Portfolio#	SA Putnam Asset Allocation Diversified Growth Portfolio#
Investment Income:
Dividends (unaffiliated)	$459,373	$612,906	$232,237	$98,139	$2,336,522
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	441,138	1,119,280	1,334,502	1,367,225	986,305
Total investment income*	900,511	1,732,186	1,566,739	1,465,364	3,322,827
Expenses:
Investment advisory and management fees	487,348	767,731	512,363	398,537	1,153,874
Service Fees:
Class 2	29,354	64,386	51,758	42,647	85,851
Class 3	63,337	94,148	49,744	43,734	156,431
Transfer agent fees and expenses	706	706	706	882	3,378
Custodian and accounting fees	87,515	103,296	79,313	79,617	157,839
Reports to shareholders	5,528	8,896	6,291	5,188	14,446
Audit and tax fees	54,887	54,887	54,491	54,491	63,503
Legal fees	7,676	7,516	7,007	6,948	23,972
Trustees' fees and expenses	1,483	2,385	1,705	1,405	3,407
Interest expense	202	60	87	26	70
Other expenses	30,729	31,525	19,712	19,528	20,805
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	768,765	1,135,536	783,177	653,003	1,683,576
Fees waived and expenses reimbursed by investment advisor (Note 3)	(68)	(103)	—	—	(135,750)
Fees paid indirectly (Note 5)	(1,913)	(2,269)	(911)	(392)	(200)
Net expenses	766,784	1,133,164	782,266	652,611	1,547,626
Net investment income (loss)	133,727	599,022	784,473	812,753	1,775,201
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	4,819,767	6,114,038	3,024,555	1,432,026	5,861,778
Investments (affiliated)**	—	—	—	—	—
Futures contracts	(23,820)	(48,468)	(100,951)	(13,564)	977,833
Forward contracts	14,041	42,404	20,952	48,253	309,624
Swap contracts	(3,843)	(7,840)	(8,503)	(8,223)	(39,993)
Written options contracts	—	—	—	—	14,804
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	6,241	11,461	15,299	15,039	(7,993)
Net realized gain (loss) on investments and foreign currencies	4,812,386	6,111,595	2,951,352	1,473,531	7,116,053
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	955,138	1,252,957	379,450	(191,789)	6,333,637
Investments (affiliated)	—	—	—	—	—
Futures contracts	(16,083)	(18,945)	(13,314)	(51,221)	(277,648)
Forward contracts	(7,916)	(30,825)	(34,322)	(34,061)	(54,245)
Swap contracts	7,312	19,775	23,383	21,811	151,361
Written options contracts	—	—	—	—	(1,394)
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(7,942)	(16,620)	(20,773)	(20,755)	5,357
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(4,901)
Net unrealized gain (loss) on investments and foreign currencies	930,509	1,206,342	334,424	(276,015)	6,152,167
Net realized and unrealized gain (loss) on investments and foreign currencies	5,742,895	7,317,937	3,285,776	1,197,516	13,268,220
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,876,622	$7,916,959	$4,070,249	$2,010,269	$15,043,421
* Net of foreign withholding taxes on interest and dividends of	$20	$14	$(39)	$(33)	$82,368
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$7,531

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2018

	SA T. Rowe Price Growth Stock Portfolio#	SA Multi- Managed Large Cap Growth Portfolio#	SA Multi- Managed Large Cap Value Portfolio#	SA Multi- Managed Mid Cap Growth Portfolio#	SA Multi- Managed Mid Cap Value Portfolio#
Investment Income:
Dividends (unaffiliated)	$3,928,480	$7,024,578	$23,842,649	$1,958,095	$4,488,831
Dividends (affiliated)	—	—	35,338	—	9,225
Interest (unaffiliated)	56,949	29,129	64,339	19,535	75,482
Total investment income*	3,985,429	7,053,707	23,942,326	1,977,630	4,573,538
Expenses:
Investment advisory and management fees	3,702,645	4,164,845	6,910,195	1,866,025	2,181,802
Service Fees:
Class 2	69,458	52,355	43,524	34,484	39,762
Class 3	98,159	46,647	39,225	38,561	44,254
Transfer agent fees and expenses	3,351	2,117	1,940	2,646	2,646
Custodian and accounting fees	69,700	76,937	133,421	50,387	71,954
Reports to shareholders	43,673	52,139	82,786	22,327	25,833
Audit and tax fees	39,981	40,678	40,434	40,629	40,743
Legal fees	17,035	10,944	14,585	12,914	11,616
Trustees' fees and expenses	11,412	13,645	24,657	5,530	6,827
Interest expense	—	3,594	2,506	134	1,713
Other expenses	11,949	21,514	29,834	49,417	50,043
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	4,067,363	4,485,415	7,323,107	2,123,054	2,477,193
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—	—	—	—
Fees paid indirectly (Note 5)	(1,554)	(8,924)	(2,388)	(763)	(6,622)
Net expenses	4,065,809	4,476,491	7,320,719	2,122,291	2,470,571
Net investment income (loss)	(80,380)	2,577,216	16,621,607	(144,661)	2,102,967
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	95,940,601	75,691,447	86,386,624	24,286,836	16,102,424
Investments (affiliated)**	—	—	171,665	—	30,341
Futures contracts	—	307,154	70,204	91,075	83,485
Forward contracts	—	—	(1,577,163)	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(927)	—	399	381	788
Net realized gain (loss) on investments and foreign currencies	95,939,674	75,998,601	85,051,729	24,378,292	16,217,038
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	3,382,920	17,097,884	(40,297,988)	17,443,070	(2,199,874)
Investments (affiliated)	—	—	(377,182)	—	(40,005)
Futures contracts	—	(80,014)	(21,114)	(8,036)	(20,480)
Forward contracts	—	—	(134,819)	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	895	(11)	164	18	786
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	3,383,815	17,017,859	(40,830,939)	17,435,052	(2,259,573)
Net realized and unrealized gain (loss) on investments and foreign currencies	99,323,489	93,016,460	44,220,790	41,813,344	13,957,465
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,243,109	$95,593,676	$60,842,397	$41,668,683	$16,060,432
* Net of foreign withholding taxes on interest and dividends of	$6,561	$—	$234,187	$3,447	$18,851
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2018

	SA Multi- Managed Small Cap Portfolio#	SA Multi- Managed International Equity Portfolio#	SA Multi- Managed Diversified Fixed Income Portfolio#	SA Wellington Real Return Portfolio#	SA Columbia Focused Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$3,113,105	$18,014,100	$22,734	$37	$721,689
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	31,111	7,717	32,810,759	11,406,458	1,574
Total investment income*	3,144,216	18,021,817	32,833,493	11,406,495	723,263
Expenses:
Investment advisory and management fees	2,412,595	6,113,173	6,950,982	4,314,144	1,332,422
Service Fees:
Class 2	27,320	33,452	39,544	—	41,151
Class 3	31,111	43,931	40,107	1,046,490	55,164
Transfer agent fees and expenses	1,940	2,469	2,293	2,985	1,930
Custodian and accounting fees	84,061	325,114	299,925	112,832	26,790
Reports to shareholders	24,413	65,022	107,108	100,244	12,789
Audit and tax fees	40,793	85,071	57,746	52,756	35,915
Legal fees	8,452	42,561	16,473	25,263	8,648
Trustees' fees and expenses	7,579	17,150	28,126	18,696	3,299
Interest expense	336	7,850	481	336	477
Other expenses	24,706	35,106	36,629	20,182	8,121
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	2,663,306	6,770,899	7,579,414	5,693,928	1,526,706
Fees waived and expenses reimbursed by investment advisor (Note 3)	(223)	(270,032)	—	(369,468)	(413,051)
Fees paid indirectly (Note 5)	(3,817)	—	—	—	(8,898)
Net expenses	2,659,266	6,500,867	7,579,414	5,324,460	1,104,757
Net investment income (loss)	484,950	11,520,950	25,254,079	6,082,035	(381,494)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	20,275,152	37,993,589	10,578,941	1,994,934	11,880,879
Investments (affiliated)**	—	—	—	—	—
Futures contracts	425,740	499,588	(1,336,630)	(70,853)	—
Forward contracts	—	—	297,423	(27,290,465)	—
Swap contracts	—	—	(84,945)	120,088	—
Written options contracts	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	210,764	(79,499)	3,036,245	(2,547)
Net realized gain (loss) on investments and foreign currencies	20,700,892	38,703,941	9,375,290	(22,210,051)	11,878,332
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	8,748,326	55,168,526	(15,976,842)	26,986,792	17,279,300
Investments (affiliated)	—	—	—	—	—
Futures contracts	(134,986)	(76,739)	(580,681)	(898,909)	—
Forward contracts	—	—	(168,303)	711,376	—
Swap contracts	—	—	9,863	(50,130)	—
Written options contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	145,506	(13,446)	(1,305,427)	3,138
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	8,613,340	55,237,293	(16,729,409)	25,443,702	17,282,438
Net realized and unrealized gain (loss) on investments and foreign currencies	29,314,232	93,941,234	(7,354,119)	3,233,651	29,160,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,799,182	$105,462,184	$17,899,960	$9,315,686	$28,779,276
* Net of foreign withholding taxes on interest and dividends of	$4,405	$2,091,151	$11,600	$447	$1,238
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2018

	SA Columbia Focused Value Portfolio	SA Allocation Growth Portfolio#	SA Allocation Moderate Growth Portfolio#	SA Allocation Moderate Portfolio#	SA Allocation Balanced Portfolio#
Investment Income:
Dividends (unaffiliated)	$7,312,833	$—	$—	$—	$—
Dividends (affiliated)	—	1,661,682	8,623,635	5,580,350	4,454,241
Interest (unaffiliated)	3,931	—	—	—	—
Total investment income*	7,316,764	1,661,682	8,623,635	5,580,350	4,454,241
Expenses:
Investment advisory and management fees	3,249,618	107,730	521,374	324,185	237,904
Service Fees:
Class 2	22,267	—	—	—	—
Class 3	28,199	269,022	1,303,135	810,184	594,492
Transfer agent fees and expenses	1,699	1,079	1,101	1,080	1,058
Custodian and accounting fees	46,652	12,000	12,000	12,000	12,000
Reports to shareholders	29,449	11,920	51,781	32,128	23,499
Audit and tax fees	35,932	27,113	27,113	27,113	27,113
Legal fees	9,379	6,975	10,467	8,695	7,942
Trustees' fees and expenses	8,731	2,710	13,313	8,319	6,176
Interest expense	214	—	—	—	—
Other expenses	11,804	6,422	11,121	8,584	7,678
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	3,443,944	444,971	1,951,405	1,232,288	917,862
Fees waived and expenses reimbursed by investment advisor (Note 3)	(1,045,940)	(10,773)	(52,138)	(32,419)	(95,130)
Fees paid indirectly (Note 5)	(12,111)	—	—	—	—
Net expenses	2,385,893	434,198	1,899,267	1,199,869	822,732
Net investment income (loss)	4,930,871	1,227,484	6,724,368	4,380,481	3,631,509
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	19,313,183	—	—	—	—
Investments (affiliated)**	—	8,090,588	43,015,792	24,823,726	13,949,455
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	3,283,827	12,761,487	7,080,633	3,886,224
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	19,313,183	11,374,415	55,777,279	31,904,359	17,835,679
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	15,540,404	—	—	—	—
Investments (affiliated)	—	(1,673,483)	(15,508,839)	(10,880,670)	(7,073,919)
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	15,540,404	(1,673,483)	(15,508,839)	(10,880,670)	(7,073,919)
Net realized and unrealized gain (loss) on investments and foreign currencies	34,853,587	9,700,932	40,268,440	21,023,689	10,761,760
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,784,458	$10,928,416	$46,992,808	$25,404,170	$14,393,269
* Net of foreign withholding taxes on interest and dividends of	$1,575	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Multi-Managed Growth#		SA Multi-Managed Moderate Growth#		SA Multi-Managed Income/Equity#
	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$133,727	$186,933	$599,022	$780,456	$784,473	$948,450
Net realized gain (loss) on investments and foreign currencies	4,812,386	3,727,190	6,111,595	4,297,273	2,951,352	1,583,027
Net unrealized gain (loss) on investments and foreign currencies	930,509	2,058,804	1,206,342	3,790,750	334,424	1,300,168
Net increase (decrease) in net assets resulting from operations	5,876,622	5,972,927	7,916,959	8,868,479	4,070,249	3,831,645
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(47,140)	(57,631)	(90,803)	(111,763)	(139,685)	(147,904)
Net investment income — Class 2	(65,113)	(82,402)	(339,045)	(425,650)	(501,793)	(519,239)
Net investment income — Class 3	(55,234)	(67,146)	(251,891)	(320,410)	(263,436)	(248,351)
Net realized gain on investments — Class 1	(678,837)	(641,365)	(473,212)	(706,846)	(255,134)	(379,071)
Net realized gain on investments — Class 2	(1,353,925)	(1,274,084)	(2,105,054)	(3,153,165)	(1,016,154)	(1,487,994)
Net realized gain on investments — Class 3	(1,723,144)	(1,621,165)	(1,830,810)	(2,917,111)	(579,934)	(861,874)
Total distributions to shareholders	(3,923,393)	(3,743,793)	(5,090,815)	(7,634,945)	(2,756,136)	(3,644,433)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,599,313)	(4,861,713)	(5,230,490)	(7,116,385)	(5,244,909)	(6,296,302)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,646,084)	(2,632,579)	(2,404,346)	(5,882,851)	(3,930,796)	(6,109,090)
NET ASSETS:
Beginning of period	55,628,589	58,261,168	90,350,210	96,233,061	64,567,903	70,676,993
End of period†	$52,982,505	$55,628,589	$87,945,864	$90,350,210	$60,637,107	$64,567,903
† Includes accumulated undistributed net investment income (loss)	$393,928	$174,124	$961,200	$687,202	$1,040,970	$920,537

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Income#		SA Putnam Asset Allocation: Diversified Growth#		SA T. Rowe Price Growth Stock#
	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$812,753	$974,913	$1,775,201	$1,540,933	$(80,380)	$(363,332)
Net realized gain (loss) on investments and foreign currencies	1,473,531	771,525	7,116,053	10,487,247	95,939,674	52,686,001
Net unrealized gain (loss) on investments and foreign currencies	(276,015)	634,613	6,152,167	3,888,561	3,383,815	24,036,637
Net increase (decrease) in net assets resulting from operations	2,010,269	2,381,051	15,043,421	15,916,741	99,243,109	76,359,306
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(108,409)	(131,767)	(247,682)	(150,628)	—	—
Net investment income — Class 2	(494,379)	(531,779)	(814,369)	(440,144)	—	—
Net investment income — Class 3	(288,283)	(282,330)	(967,861)	(303,199)	—	—
Net realized gain on investments — Class 1	(109,537)	(136,688)	(1,156,276)	(1,412,639)	(42,229,712)	(33,926,523)
Net realized gain on investments — Class 2	(544,692)	(603,214)	(4,211,004)	(5,041,395)	(5,508,566)	(4,728,985)
Net realized gain on investments — Class 3	(337,480)	(367,956)	(5,090,124)	(4,152,562)	(4,686,165)	(4,073,286)
Total distributions to shareholders	(1,882,780)	(2,053,734)	(12,487,316)	(11,500,567)	(52,424,443)	(42,728,794)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(3,484,613)	(5,804,210)	23,592,001	(10,862,142)	(75,721,148)	(69,466,367)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,357,124)	(5,476,893)	26,148,106	(6,445,968)	(28,902,482)	(35,835,855)
NET ASSETS:
Beginning of period	52,862,987	58,339,880	122,625,318	129,071,286	441,367,515	477,203,370
End of period†	$49,505,863	$52,862,987	$148,773,424	$122,625,318	$412,465,033	$441,367,515
† Includes accumulated undistributed net investment income (loss)	$967,912	$910,498	$2,680,946	$1,978,117	$(2)	$(2)

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Growth#		SA Multi-Managed Large Cap Value#		SA Multi-Managed Mid Cap Growth#
	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,577,216	$2,476,716	$16,621,607	$17,835,955	$(144,661)	$(200,209)
Net realized gain (loss) on investments and foreign currencies	75,998,601	30,767,131	85,051,729	66,422,713	24,378,292	19,207,902
Net unrealized gain (loss) on investments and foreign currencies	17,017,859	30,596,924	(40,830,939)	86,772,743	17,435,052	9,137,348
Net increase (decrease) in net assets resulting from operations	95,593,676	63,840,771	60,842,397	171,031,411	41,668,683	28,145,041
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,356,489)	(1,921,859)	(17,894,250)	(16,003,628)	—	—
Net investment income — Class 2	(130,076)	(93,478)	(581,718)	(431,512)	—	—
Net investment income — Class 3	(47,820)	(34,736)	(296,099)	(228,625)	—	—
Net realized gain on investments — Class 1	(27,776,840)	(13,587,091)	(63,574,076)	(31,213,239)	(15,475,813)	(8,295,756)
Net realized gain on investments — Class 2	(2,044,679)	(1,008,538)	(2,203,293)	(922,331)	(2,014,389)	(1,140,967)
Net realized gain on investments — Class 3	(1,103,867)	(560,219)	(1,198,254)	(524,754)	(1,395,287)	(811,154)
Total distributions to shareholders	(33,459,771)	(17,205,921)	(85,747,690)	(49,324,089)	(18,885,489)	(10,247,877)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(77,101,935)	1,149,086	(133,117,091)	(52,285,920)	3,278,212	(35,514,911)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,968,030)	47,783,936	(158,022,384)	69,421,402	26,061,406	(17,617,747)
NET ASSETS:
Beginning of period	526,882,975	479,099,039	1,025,824,739	956,403,337	203,863,292	221,481,039
End of period†	$511,914,945	$526,882,975	$867,802,355	$1,025,824,739	$229,924,698	$203,863,292
† Includes accumulated undistributed net investment income (loss)	$2,940,323	$2,484,204	$14,906,168	$18,629,508	$1,965	$10,462

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Mid Cap Value#		SA Multi-Managed Small Cap#		SA Multi-Managed International Equity#
	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,102,967	$2,991,224	$484,950	$740,901	$11,520,950	$13,925,429
Net realized gain (loss) on investments and foreign currencies	16,217,038	31,226,718	20,700,892	25,756,967	38,703,941	(11,464,870)
Net unrealized gain (loss) on investments and foreign currencies	(2,259,573)	16,235,248	8,613,340	32,659,608	55,237,293	68,234,721
Net increase (decrease) in net assets resulting from operations	16,060,432	50,453,190	29,799,182	59,157,476	105,462,184	70,695,280
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,594,232)	(2,754,064)	(918,885)	(597,387)	(12,521,978)	(12,419,142)
Net investment income — Class 2	(296,949)	(249,178)	(44,242)	(12,439)	(432,780)	(344,358)
Net investment income — Class 3	(177,672)	(151,822)	(17,981)	—	(318,610)	(275,577)
Net realized gain on investments — Class 1	(25,124,578)	(4,750,917)	(21,895,260)	(4,213,868)	—	—
Net realized gain on investments — Class 2	(3,220,882)	(502,562)	(1,618,164)	(281,993)	—	—
Net realized gain on investments — Class 3	(2,122,841)	(351,318)	(1,128,985)	(193,211)	—	—
Total distributions to shareholders	(33,537,154)	(8,759,861)	(25,623,517)	(5,298,898)	(13,273,368)	(13,039,077)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(15,009,851)	(68,641,891)	(16,219,792)	(69,628,102)	(144,836,267)	(142,652,165)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,486,573)	(26,948,562)	(12,044,127)	(15,769,524)	(52,647,451)	(84,995,962)
NET ASSETS:
Beginning of period	285,047,361	311,995,923	297,385,008	313,154,532	668,758,129	753,754,091
End of period†	$252,560,788	$285,047,361	$285,340,881	$297,385,008	$616,110,678	$668,758,129
† Includes accumulated undistributed net investment income (loss)	$2,082,911	$3,038,832	$472,494	$935,317	$11,138,065	$12,107,965

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Diversified Fixed Income#		SA Wellington Real Return#		SA Columbia Focused Growth
	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$25,254,079	$25,100,076	$6,082,035	$4,705,931	$(381,494)	$(716,931)
Net realized gain (loss) on investments and foreign currencies	9,375,290	6,672,246	(22,210,051)	10,506,203	11,878,332	(1,257,804)
Net unrealized gain (loss) on investments and foreign currencies	(16,729,409)	(14,608,921)	25,443,702	(4,032,891)	17,282,438	30,697,169
Net increase (decrease) in net assets resulting from operations	17,899,960	17,163,401	9,315,686	11,179,243	28,779,276	28,722,434
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(21,767,568)	(13,333,880)	(8,021,823)	—	—	—
Net investment income — Class 2	(539,386)	(311,624)	—	—	—	—
Net investment income — Class 3	(301,448)	(169,802)	(9,143,842)	—	—	—
Net realized gain on investments — Class 1	(1,970,059)	(8,744,847)	—	—	—	(12,640,920)
Net realized gain on investments — Class 2	(52,285)	(232,898)	—	—	—	(3,422,901)
Net realized gain on investments — Class 3	(31,635)	(139,402)	—	—	—	(2,879,159)
Total distributions to shareholders	(24,662,381)	(22,932,453)	(17,165,665)	—	—	(18,942,980)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(103,782,499)	(43,975,265)	91,051,046	86,479,071	(30,714,115)	(83,551,322)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(110,544,920)	(49,744,317)	83,201,067	97,658,314	(1,934,839)	(73,771,868)
NET ASSETS:
Beginning of period	1,173,090,543	1,222,834,860	694,244,399	596,586,085	131,738,155	205,510,023
End of period†	$1,062,545,623	$1,173,090,543	$777,445,466	$694,244,399	$129,803,316	$131,738,155
† Includes accumulated undistributed net investment income (loss)	$26,705,258	$22,501,230	$(19,875,739)	$12,691,211	$(150,249)	$(109,375)

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Columbia Focused Value		SA Allocation Growth#		SA Allocation Moderate Growth#
	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,930,871	$4,941,217	$1,227,484	$1,019,117	$6,724,368	$6,395,904
Net realized gain (loss) on investments and foreign currencies	19,313,183	9,018,963	11,374,415	5,401,197	55,777,279	29,694,972
Net unrealized gain (loss) on investments and foreign currencies	15,540,404	66,780,705	(1,673,483)	3,537,631	(15,508,839)	13,343,001
Net increase (decrease) in net assets resulting from operations	39,784,458	80,740,885	10,928,416	9,957,945	46,992,808	49,433,877
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(4,577,879)	(4,300,446)	(1,246)	—	(1,817)	—
Net investment income — Class 2	(212,077)	(157,766)	—	—	—	—
Net investment income — Class 3	(151,261)	(120,628)	(1,106,919)	(1,524,052)	(7,249,386)	(9,027,944)
Net realized gain on investments — Class 1	(8,278,697)	(31,269,897)	(2,631)	—	(3,821)	—
Net realized gain on investments — Class 2	(418,595)	(1,287,162)	—	—	—	—
Net realized gain on investments — Class 3	(321,671)	(1,068,214)	(2,578,625)	(2,089,038)	(16,626,862)	(68,945,877)
Total distributions to shareholders	(13,960,180)	(38,204,113)	(3,689,421)	(3,613,090)	(23,881,886)	(77,973,821)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(72,887,023)	(13,595,730)	20,843,164	(5,240,008)	(31,459,406)	21,322,483
TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,062,745)	28,941,042	28,082,159	1,104,847	(8,348,484)	(7,217,461)
NET ASSETS:
Beginning of period	359,956,020	331,014,978	93,356,257	92,251,410	516,108,905	523,326,366
End of period†	$312,893,275	$359,956,020	$121,438,416	$93,356,257	$507,760,421	$516,108,905
† Includes accumulated undistributed net investment income (loss)	$4,930,872	$4,941,218	$1,767,826	$1,108,165	$8,868,008	$7,251,203

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Moderate#		SA Allocation Balanced#
	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2018	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,380,481	$3,987,427	$3,631,509	$3,034,879
Net realized gain (loss) on investments and foreign currencies	31,904,359	12,716,291	17,835,679	9,933,877
Net unrealized gain (loss) on investments and foreign currencies	(10,880,670)	11,052,691	(7,073,919)	4,305,340
Net increase (decrease) in net assets resulting from operations	25,404,170	27,756,409	14,393,269	17,274,096
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,760)	—	(1,867)	—
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	(4,667,853)	(5,699,000)	(3,727,674)	(4,597,839)
Net realized gain on investments — Class 1	(2,407)	—	(3,570)	—
Net realized gain on investments — Class 2	—	—	—	—
Net realized gain on investments — Class 3	(6,951,317)	(33,441,168)	(7,730,428)	(22,831,891)
Total distributions to shareholders	(11,623,337)	(39,140,168)	(11,463,539)	(27,429,730)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(23,480,398)	12,309,128	(17,990,794)	(5,530,317)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,699,565)	925,369	(15,061,064)	(15,685,951)
NET ASSETS:
Beginning of period	324,106,862	323,181,493	240,919,383	256,605,334
End of period†	$314,407,297	$324,106,862	$225,858,319	$240,919,383
† Includes accumulated undistributed net investment income (loss)	$5,596,679	$4,669,613	$4,347,164	$3,729,541

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 20 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the "Board"), may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Fourteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust, SunAmerica Series Trust and Anchor Series Trust (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

Effective October 9, 2017, certain Portfolios' names changed as shown in the chart below to reflect the "New Portfolio Name." Each Portfolio will maintain its current investment adviser. In addition, there will be no changes in the Portfolios' investment goals, strategies, or portfolio managers in connection with the renaming.

Current Portfolio Name	New Portfolio Name
Allocation Balanced Portfolio	SA Allocation Balanced Portfolio
Allocation Growth Portfolio	SA Allocation Growth Portfolio
Allocation Moderate Growth Portfolio	SA Allocation Moderate Growth Portfolio
Allocation Moderate Portfolio	SA Allocation Moderate Portfolio
Diversified Fixed Income Portfolio	SA Multi-Managed Diversified Fixed Income Portfolio
Multi-Managed Growth Portfolio	SA Multi-Managed Growth Portfolio
Multi-Managed Income Portfolio	SA Multi-Managed Income Portfolio
Multi-Managed Income/Equity Portfolio	SA Multi-Managed Income/Equity Portfolio
International Equity Portfolio	SA Multi-Managed International Equity Portfolio
Large Cap Growth Portfolio	SA Multi-Managed Large Cap Growth Portfolio

Current Portfolio Name	New Portfolio Name
Large Cap Value Portfolio	SA Multi-Managed Large Cap Value Portfolio
Mid Cap Growth Portfolio	SA Multi-Managed Mid Cap Growth Portfolio
Mid Cap Value Portfolio	SA Multi-Managed Mid Cap Value Portfolio
Multi-Managed Moderate Growth Portfolio	SA Multi-Managed Moderate Growth Portfolio
Small Cap Portfolio	SA Multi-Managed Small Cap Portfolio
Asset Allocation: Diversified Growth Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
Stock Portfolio	SA T. Rowe Price Growth Stock Portfolio
Real Return Portfolio	SA Wellington Real Return Portfolio

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The SA Multi-Managed Growth Portfolio seeks long-term growth of capital.

The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The SA Multi-Managed Income Portfolio seeks capital preservation.

The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The SA Wellington Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

Seasons Focused Portfolios

The SA Columbia Focused Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria. The Portfolio invests primarily in common stock of large-cap companies.

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in common stock of large-cap companies.

Seasons Managed Allocation Portfolios

The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of March 31, 2018, is reported on a schedule following each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

On March 30, 2018, the New York Stock Exchange was closed for the Good Friday holiday, however, certain foreign markets were open. As a result, the Portfolios' priced securities that traded on the open foreign markets at the closing price of the applicable market and the remaining securities were valued at their applicable closing or fair value prices on March 29, 2018, the last day in the reporting period that the Portfolios were open.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter ("OTC") market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth and SA Multi-Managed Diversified Fixed Income Portfolio used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally clear swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or

(ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of March 31, 2018, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2018. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2018, please refer to a schedule following each Portfolio's Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Exchange Contracts(4)	Options Purchased(3)	Total
SA Multi-Managed Growth Portfolio	$4,134	$10,471	$—	$1,380	$—	$—	$—	$—	$—	$15,985
SA Multi-Managed Moderate Growth Portfolio	11,165	27,746	—	—	—	—	—	—	—	38,911
SA Multi-Managed Income/Equity Portfolio	10,792	32,520	—	—	—	—	—	816	—	44,128
SA Multi-Managed Income Portfolio	9,268	44,083	—	—	—	—	—	—	—	53,351
SA Putnam Asset Allocation Diversified Growth Portfolio	15,656	—	—	167,343	205,581	—	—	44,354	—	432,934
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	26,900	—	—	—	—	—	26,900
SA Multi-Managed Large Cap Value Portfolio	—	—	—	16,200	—	—	—	26,515	—	42,715
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	5,380	—	—	—	—	—	5,380
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	10,760	—	—	—	—	—	10,760
SA Multi-Managed Small Cap Portfolio	—	—	—	20,010	—	—	—	—	—	20,010
SA Multi-Managed International Equity Portfolio	—	—	—	34,740	—	—	—	—	—	34,740
SA Multi-Managed Diversified Fixed Income Portfolio	119,641	227,937	420,899	—	—	—	—	8,184	—	776,661
SA Wellington Real Return Portfolio	—	—	—	—	—	—	—	2,037,700	—	2,037,700

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Foreign Exchange Contracts(7)	Options Written(6)	Total
SA Multi-Managed Growth Portfolio	$5,724	$1,485	$—	$—	$—	$—	$—	$14,618	$—	$21,827
SA Multi-Managed Moderate Growth Portfolio	14,963	3,564	—	—	—	—	—	38,669	—	57,196
SA Multi-Managed Income/Equity Portfolio	16,980	3,779	—	—	—	—	—	45,028	—	65,787
SA Multi-Managed Income Portfolio	20,358	3,747	—	—	—	—	—	44,911	—	69,016
SA Putnam Asset Allocation Diversified Growth Portfolio	19,017	—	—	30,089	159,410	—	—	22,042	—	230,558
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	—	—	—	—	—	—	—	17,550	—	17,550
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	181,649	248,896	—	—	—	—	7,828	—	—	438,373
SA Wellington Real Return Portfolio	251,704	50,130	—	—	—	—	—	—	—	301,834

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments, at value

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Growth Portfolio	$(10,024)
SA Multi-Managed Moderate Growth Portfolio	(7,496)

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Income/Equity Portfolio	$(17,964)
SA Multi-Managed Income Portfolio	(38,375)
SA Putnam Asset Allocation Diversified Growth Portfolio	(198,956)
SA Multi-Managed Large Cap Growth Portfolio	(85,620)
SA Multi-Managed Large Cap Value Portfolio	(37,520)
SA Multi-Managed Mid Cap Growth Portfolio	(12,443)
SA Multi-Managed Mid Cap Value Portfolio	(24,887)
SA Multi-Managed Small Cap Portfolio	(87,147)
SA Multi-Managed International Equity Portfolio	(54,421)
SA Multi-Managed Diversified Fixed Income Portfolio	(317,429)
SA Wellington Real Return Portfolio	(1,014,083)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options*	Futures Contracts(1)	Swap Contracts(2)	Options*	Swap Contracts(2)	Foreign Exchange Contracts(3)	Options*	Total
SA Multi-Managed Growth Portfolio	$(41,684)	$(3,843)	$—	$17,864	$—	$—	$—	$14,041	$1,173	$(12,449)
SA Multi-Managed Moderate Growth Portfolio	(51,092)	(6,148)	—	2,624	—	—	(1,692)	42,404	3,078	(10,826)
SA Multi-Managed Income/Equity Portfolio	(100,951)	(6,811)	—	—	—	—	(1,692)	20,952	3,520	(84,982)
SA Multi-Managed Income Portfolio	(13,564)	(6,531)	—	—	—	—	(1,692)	48,253	3,516	29,982
SA Putnam Asset Allocation Diversified Growth Portfolio	5,326	—	—	972,507	(39,993)	(15,510)	—	309,624	—	1,231,954
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	307,154	—	—	—	—	—	307,154
SA Multi-Managed Large Cap Value Portfolio	—	—	—	70,204	—	—	—	(1,577,163)	—	(1,506,959)
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	91,075	—	—	—	—	—	91,075
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	83,485	—	—	—	—	—	83,485
SA Multi-Managed Small Cap Portfolio	—	—	—	425,740	—	—	—	—	—	425,740

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options*	Futures Contracts(1)	Swap Contracts(2)	Options*	Swap Contracts(2)	Foreign Exchange Contracts(3)	Options*	Total
SA Multi-Managed International Equity Portfolio	$—	$—	$—	$499,588	$—	$—	$—	$—	$—	$499,588
SA Multi-Managed Diversified Fixed Income Portfolio	(1,336,630)	80,587	—	—	—	—	(165,532)	297,423	47,063	(1,077,089)
SA Wellington Real Return Portfolio	(70,853)	120,088	—	—	—	—	—	(27,290,465)	—	(27,241,230)
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(5)	Options*	Futures Contracts(4)	Swap Contracts(5)	Options*	Swap Contracts(5)	Foreign Exchange Contracts(6)	Options*	Total
SA Multi-Managed Growth Portfolio	$(8,122)	$7,312	$—	$(7,961)	$—	$—	$—	$(7,916)	$—	$(16,687)
SA Multi-Managed Moderate Growth Portfolio	(14,933)	19,775	—	(4,012)	—	—	—	(30,825)	—	(29,995)
SA Multi-Managed Income/Equity Portfolio	(13,314)	23,383	—	—	—	—	—	(34,322)	—	(24,253)
SA Multi-Managed Income Portfolio	(51,221)	21,811	—	—	—	—	—	(34,061)	—	(63,471)
SA Putnam Asset Allocation Diversified Growth Portfolio	(4,484)	—	—	(273,164)	151,361	(1,394)	—	(54,245)	—	(181,926)
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	(80,014)	—	—	—	—	—	(80,014)
SA Multi-Managed Large Cap Value Portfolio	—	—	—	(21,114)	—	—	—	(134,819)	—	(155,933)
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	(8,036)	—	—	—	—	—	(8,036)
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	(20,480)	—	—	—	—	—	(20,480)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(5)	Options*	Futures Contracts(4)	Swap Contracts(5)	Options*	Swap Contracts(5)	Foreign Exchange Contracts(6)	Options*	Total
SA Multi-Managed Small Cap Portfolio	$—	$—	$—	$(134,986)	$—	$—	$—	$—	$—	$(134,986)
SA Multi-Managed International Equity Portfolio	—	—	—	(76,739)	—	—	—	—	—	(76,739)
SA Multi-Managed Diversified Fixed Income Portfolio	(580,681)	10,911	(203,015)	—	—	—	(1,048)	(168,303)	—	(942,136)
SA Wellington Real Return Portfolio	(898,909)	(50,130)	—	—	—	—	—	711,376	—	(237,663)

*  Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations						Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts		Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
	Options Purchased(7)	Options Written(8)	Options Purchased(7)	Options Written(8)	Options Purchased(7)	Options Written(8)	Options Purchased(9)	Options Written(10)	Options Purchased(9)	Options Written(10)	Options Purchased(9)	Options Written(10)
SA Multi-Managed Growth Portfolio	$—	$—	$—	$—	$1,173	$—	$—	$—	$—	$—	$—	$—
SA Multi Managed Moderate Growth Portfolio	—	—	—	—	3,078	—	—	—	—	—	—	—
SA Multi-Managed Income/Equity Portfolio	—	—	—	—	3,520	—	—	—	—	—	—	—
SA Multi-Managed Income Portfolio	—	—	—	—	3,516	—	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	—	—	(30,314)	14,804	—	—	—	—	—	(1,394)	—	—
SA Diversified Fixed Income Portfolio	—	—	—	—	47,063	—	(203,015)	—	—	—	—	—

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts

(2)  Net realized gain (loss) on swap contracts

(3)  Net realized gain (loss) on forward contracts

(4)  Change in unrealized appreciation (depreciation) on futures contracts

(5)  Change in unrealized appreciation (depreciation) on swap contracts

(6)  Change in unrealized appreciation (depreciation) on forward contracts

(7)  Net realized gain (loss) on investments

(8)  Net realized gain (loss) on written options contracts

(9)  Change in unrealized appreciation (depreciation) on investments

(10)  Change in unrealized appreciation (depreciation) on written options contracts

The following table represents the average monthly balances of derivatives held during the year ended March 31, 2018.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(1)	Purchased Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Total Return Swap Contracts(2)	Written Call Option Contracts(2)	Written Put Option Contracts(2)
SA Multi-Managed Growth Portfolio	$4,267,160	$568,107	$19,417	$311,495	$—	$—	$—	$—
SA Multi-Managed Moderate Growth Portfolio	11,200,875	1,507,793	50,333	837,597	17,000	—	—	—
SA Multi-Managed Income/ Equity Portfolio	9,680,966	1,999,312	59,167	973,818	17,000	—	—	—
SA Multi-Managed Income Portfolio	12,069,801	1,771,792	60,000	1,053,068	17,000	—	—	—
SA Putnam Asset Allocation: Diversified Growth Portfolio	41,124,142	5,884,350	—	—	—	12,429,508	223	15,941
SA Multi-Managed Large Cap Growth Portfolio	1,476,692	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	1,072,767	21,780,331	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	632,307	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	727,337	—	—	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	2,629,667	—	—	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	3,828,678	—	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	122,539,562	16,196,362	7,176,750	14,412,859	5,846,120	—	—	—
SA Wellington Real Return Portfolio	54,143,307	334,420,108	—	6,134,745	—	—	—	—

(1)  Amounts represent notional amounts in US dollars.

(2)  Amounts represent values in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of March 31, 2018. The repurchase agreements held by the Portfolios as of March 31, 2018, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$14,618	$—	$—	$14,618	$(14,618)	$—	$(14,618)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A	$—	$—	$—	$—	$38,669	$—	$—	$38,669	$(38,669)	$—	$(38,669)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$45,028	$—	$—	$45,028	$(45,028)	$—	$(45,028)
Morgan Stanley and Co., Inc.	816	—	—	816	—	—	—	—	816	—	816
Total	$816	$—	$—	$816	$45,028	$—	$—	$45,028	$(44,212)	$—	$(44,212)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$44,911	$—	$—	$44,911	$(44,911)	$—	$(44,911)
Total	$—	$—	$—	$—	$44,911	$—	$—	$44,911	$(44,911)	$—	$(44,911)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$11,818	$—	$—	$11,818	$549	$—	$—	$549	$11,269	$—	$11,269
Citibank N.A.	8,266	205,581	—	213,847	1,060	159,410	—	160,470	53,377	—	53,377
Goldman Sachs International	1,889	—	—	1,889	—	—	—	—	1,889	—	1,889
JPMorgan Chase Bank	16,867	—	—	16,867	12,923	—	—	12,923	3,944	—	3,944
State Street Bank and Trust Co.	5,514	—	—	5,514	238	—	—	238	5,276	—	5,276
UBS AG	—	—	—	—	7,272	—	—	7,272	(7,272)	—	(7,272)
Total	$44,354	$205,581	$—	$249,935	$22,042	$159,410	$—	$181,452	$68,483	$—	$68,483

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Credit Suisse AG	$12,984	$—	$—	$12,984	$1,589	$—	$—	$1,589	$11,395	$—	$11,395
Morgan Stanley and Co., Inc.	13,531	—	—	13,531	—	—	—	—	13,531	—	13,531
UBS AG	—	—	—	—	15,961	—	—	15,961	(15,961)	—	(15,961)
Total	$26,515	$—	$—	$26,515	$17,550	$—	$—	$17,550	$8,965	$—	$8,965

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$420,899	$420,899	$—	$—	$—	$—	$420,899	$—	$420,899
Morgan Stanley and Co., Inc.	6,914	—	—	6,914	—	—	—	—	6,914	—	6,914
State Street Bank and Trust Co.	1,270	—	—	1,270	—	—	—	—	1,270	—	1,270
Total	$8,184	$—	$420,899	$429,083	$—	$—	$—	$—	$429,083	$—	$429,083

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Wellington Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Australia and New Zealand Banking Group	$667,219	$—	$—	$667,219	$—	$—	$—	$—	$667,219	$—	$667,219
Bank of Montreal	31,434	—	—	31,434	—	—	—	—	31,434	—	31,434
Barclays Bank PLC Wholesale	852,482	—	—	852,482	—	—	—	—	852,482	—	852,482
Morgan Stanley and Co., Inc.	486,565	—	—	486,565	—	—	—	—	486,565	—	486,565
Total	$2,037,700	$—	$—	$2,037,700	$—	$—	$—	$—	$2,037,700	$—	$2,037,700

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of March 31, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.08%	$70,000
SA Multi-Managed Moderate Growth	0.04	30,000
SA Multi-Managed Income/Equity	0.07	60,000
SA Multi-Managed Income	0.18	150,000
SA Multi-Managed Large Cap Value	1.84	1,565,000
SA Multi-Managed Mid Cap Growth	1.29	1,100,000
SA Multi-Managed Diversified Fixed Income	1.57	1,335,000
SA Wellington Real Return	15.32	13,020,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 29, 2018, bearing interest at a rate of 1.78% per annum, with a principal amount of $85,000,000, a repurchase price of $85,016,811, and a maturity date of April 02, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	03/15/2021	$86,701,000	$86,703,650

As of March 31, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.06%	$30,000
SA Multi-Managed Moderate Growth	0.02	10,000
SA Multi-Managed Income/Equity	0.05	25,000
SA Multi-Managed Income	0.16	80,000
SA Multi-Managed Large Cap Value	1.83	915,000
SA Multi-Managed Mid Cap Growth	1.28	640,000
SA Multi-Managed Diversified Fixed Income	1.56	780,000
SA Wellington Real Return	15.29	7,645,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 29, 2018, bearing interest at a rate of 1.77% per annum, with a principal amount of $50,000,000, a repurchase price of $50,009,833, and a maturity date of April 02, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	05/15/2047	$50,496,000	$50,889,334

As of March 31, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.06%	$55,000
SA Multi-Managed Moderate Growth	0.02	15,000
SA Multi-Managed Income/Equity	0.05	45,000
SA Multi-Managed Income	0.16	135,000
SA Multi-Managed Large Cap Value	1.83	1,555,000
SA Multi-Managed Mid Cap Growth	1.28	1,090,000
SA Multi-Managed Diversified Fixed Income	1.56	1,325,000
SA Wellington Real Return	15.29	13,000,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 29, 2018, bearing interest at a rate of 1.77% per annum, with a principal amount of $85,000,000, a repurchase price of $85,016,717, and a maturity date of April 02, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$88,167,500	$86,769,979

As of March 31, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.06%	$40,000
SA Multi-Managed Moderate Growth	0.02	15,000
SA Multi-Managed Income/Equity	0.05	35,000
SA Multi-Managed Income	0.16	105,000
SA Multi-Managed Large Cap Value	1.83	1,215,000
SA Multi-Managed Mid Cap Growth	1.28	845,000
SA Multi-Managed Diversified Fixed Income	1.55	1,030,000
SA Wellington Real Return	15.30	10,135,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 29, 2018, bearing interest at a rate of 1.79% per annum, with a principal amount of $66,250,000, a repurchase price of $66,263,176, and a maturity date of April 02, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	08/15/2019	$66,364,000	$67,896,677

As of March 31, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.06%	$20,000
SA Multi-Managed Moderate Growth	0.02	5,000
SA Multi-Managed Income/Equity	0.05	15,000
SA Multi-Managed Income	0.15	50,000
SA Multi-Managed Large Cap Value	1.83	605,000
SA Multi-Managed Mid Cap Growth	1.27	420,000
SA Multi-Managed Diversified Fixed Income	1.56	515,000
SA Wellington Real Return	15.29	5,045,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 29, 2018, bearing interest at a rate of 1.75% per annum, with a principal amount of $33,000,000, a repurchase price of $33,006,417, and a maturity date of April 02, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	Zero Coupon	03/28/2019	$34,405,000	$33,664,797

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the

"interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: During the year ended March 31, 2018, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Asset Allocation Diversified Growth and SA Multi-Managed Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended March 31, 2018, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth and SA Multi-Managed Diversified Fixed Income Portfolios purchased and/or sold when-issued securities. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Loans: Certain Portfolios may invest in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016 or expected to be taken in each Portfolio's 2017 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

New Accounting Pronouncement: In October 2016, the SEC adopted amendments to rules under the 1940 Act ("final rules") intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X was August 1, 2017. All required changes have been made in accordance with Regulation S-X.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
SA Multi-Managed Growth(1)	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
SA Multi-Managed Moderate Growth(1)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Income/Equity	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
SA Multi-Managed Income	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
SA Putnam Asset Allocation Diversified Growth(2)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA T. Rowe Price Growth Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value,	0-$250 million	0.85%
SA Multi-Managed Small Cap(1)	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed International Equity(3)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
SA Multi-Managed Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
SA Wellington Real Return(4)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Growth(5)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Columbia Focused Value(6)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Allocation Growth(7), SA Allocation Moderate Growth(7),
SA Allocation Moderate(7), SA Allocation Balanced(7)	>0	0.10%

(1)  The Adviser has agreed to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees waived by the Portfolio's Subadviser, J.P. Morgan Investment Management, Inc., in connection with those shares of the Portfolio beneficially owned by qualified employer-sponsored retirement plans and IRAs (the "Plans") that are held through separate accounts of AGL and USL under variable insurance contracts sold to the Plans by an affiliated broker-dealer of the Subadviser, who is the broker-dealer of record for such shares. This arrangement will remain in effect so long as the JPM Portfolio Waiver is in effect. For the year ended March 31, 2018, the amount of advisory fees waived were $68, $103, and $223 for the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, and SA Multi-Managed Small Cap Portfolios, respectively.

(2)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of advisory fees for the SA Putnam Asset Allocation Diversified Growth Portfolio. For the year ended March 31, 2018, the amount of advisory fees waived was $135,750.

(3)  The Adviser contractually agreed to waive 0.04% of advisory fees for the SA Multi-Managed International Equity Portfolio. For the year ended March 31, 2018, the amount of advisory fees waived was $270,032.

(4)  The Adviser voluntarily agreed to waive 0.05% of advisory fees for the SA Wellington Real Return Portfolio. For the year ended March 31, 2018, the amount of advisory fees waived was $369,468.

(5)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Growth Portfolio so that the advisory fee payable to SAAMCo equals 0.69% of average daily net assets. For the year ended March 31, 2018, the amount of advisory fees waived was $413,051.

(6)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. For the year ended March 31, 2018, the amount of advisory fees waived was $1,045,940.

(7)  The Adviser contractually agreed to waive its advisory fee for the SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the year ended March 31, 2018, the amount of advisory fees waived was $10,773, $52,138, $32,419 and $23,791, respectively.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
SA Multi-Managed Growth	Janus J.P. Morgan WMC
SA Multi-Managed Moderate Growth	Janus J.P. Morgan WMC
SA Multi-Managed Income/Equity	Janus WMC
SA Multi-Managed Income	Janus WMC
SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus SAAMCo
SA Multi-Managed Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC
SA Multi-Managed Mid Cap Growth	SAAMCo T. Rowe Price WMC
SA Multi-Managed Mid Cap Value	T. Rowe Price Massachusetts Financial Services Company SAAMCo
SA Multi-Managed Small Cap	PNC Capital Advisors, LLC J.P. Morgan SAAMCo
SA Multi-Managed International Equity	Schroder Investment Management T. Rowe Price SAAMCo
SA Multi-Managed Diversified Fixed Income	PineBridge WMC

Portfolio	Subadviser/Adviser
SA Wellington Real Return	WMC
SA Columbia Focused Growth	Columbia Management Investment Advisers LLC ("Columbia")
SA Columbia Focused Value	Columbia
SA Allocation Growth	SAAMCo
SA Allocation Moderate Growth	SAAMCo
SA Allocation Moderate	SAAMCo
SA Allocation Balanced	SAAMCo

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolos' average net assets. Annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio's business.

Portfolio	Class 1	Class 2	Class 3
SA Multi-Managed Small Cap	1.15%	1.30%	1.40%
SA Multi-Managed International Equity	1.30	1.45	1.55
SA Columbia Focused Growth	1.30	1.45	1.55
SA Columbia Focused Value	1.30	1.45	1.55
SA Allocation Balanced	N/A	N/A	0.35

The Adviser may voluntarily waive additional fees or reimburse expenses to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Any voluntary waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. Effective April 1, 2018, the voluntary waiver for the SA Allocation Balanced Portfolio was terminated. As of March 31, 2018, none of the Portfolios listed above voluntarily reimbursed expenses and none of the Portfolios had balances subject to recoupment pursuant to the expense limitations listed above.

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the year ended March 31, 2018, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the year ended March 31, 2018, service fees were paid (see Statement of Operations) based on the aforementioned rates. For the year ended March 31, 2018, the Life Companies waived service fees in the amount of $71,339 for the Class 3 shares of the SA Allocation Balanced Portfolio.

On August 17, 2017, the International Equity Portfolio sold 46 shares of Gedi Gruppo Editoriale SPA, a security that the Portfolio did not own. The Portfolio has an investment restriction that prohibits it from engaging in short sales except to the extent the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short ("short sales against the box"). The short position was closed on August 23, 2017, resulting in a gain of $1 to the Portfolio.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2018
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$684,498	$4,230,941	$8,126,945	$514,991	$3,408,402
SA Multi-Managed Moderate Growth	1,309,877	5,277,063	10,532,777	1,293,194	3,797,621
SA Multi-Managed Income/Equity	1,096,652	2,528,786	3,659,675	1,519,779	1,236,357
SA Multi-Managed Income	1,069,552	1,173,445	1,309,680	1,345,161	537,619
SA Putnam Asset Allocation Diversified Growth	4,314,411	4,347,882	13,690,428	4,616,798	7,870,518
SA T. Rowe Price Growth Stock	4,586,404	91,202,977	104,332,196	195,863	52,228,580
SA Multi-Managed Large Cap Growth	6,479,465	71,166,524	127,241,822	4,607,346	28,852,425
SA Multi-Managed Large Cap Value	28,626,228	74,542,792	72,105,424	38,237,364	47,510,326
SA Multi-Managed Mid Cap Growth	6,085,193	17,875,668	51,479,966	1,199,515	17,685,974
SA Multi-Managed Mid Cap Value	6,834,271	11,578,176	26,773,664	15,227,040	18,310,114
SA Multi-Managed Small Cap	2,650,053	17,861,284	58,699,006	2,599,148	23,024,369
SA Multi-Managed International Equity	12,595,043	—	81,311,379	13,273,368	—
SA Multi-Managed Diversified Fixed Income	28,570,835	1,076,122	(9,576,054)	24,662,381	—
SA Wellington Real Return	5,207,182	(8,114,835)	6,972,702	17,165,665	—
SA Columbia Focused Growth	1,044,355	8,692,341	30,436,881	—	—
SA Columbia Focused Value	4,930,871	19,351,095	69,536,779	8,866,802	5,093,378
SA Allocation Growth	2,276,021	8,068,156	3,583,192	1,132,967	2,556,454
SA Allocation Moderate Growth	10,784,561	44,552,972	18,093,842	7,365,719	16,516,167
SA Allocation Moderate	6,643,043	25,466,001	6,127,995	4,669,613	6,953,724
SA Allocation Balanced	4,930,034	16,302,435	985,911	3,729,541	7,733,998

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2017
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$207,179	$3,536,614
SA Multi-Managed Moderate Growth	857,823	6,777,122
SA Multi-Managed Income/Equity	915,494	2,728,939
SA Multi-Managed Income	1,108,380	945,354
SA Putnam Asset Allocation Diversified Growth	1,026,670	10,473,897
SA T. Rowe Price Growth Stock	—	42,728,794
SA Multi-Managed Large Cap Growth	2,050,074	15,155,847
SA Multi-Managed Large Cap Value	16,663,765	32,660,324
SA Multi-Managed Mid Cap Growth	—	10,247,877
SA Multi-Managed Mid Cap Value	3,155,064	5,604,797
SA Multi-Managed Small Cap	609,826	4,689,072
SA Multi-Managed International Equity	13,039,077	—
SA Multi-Managed Diversified Fixed Income	20,803,038	2,129,415
SA Wellington Real Return	—	—
SA Columbia Focused Growth	557,949	18,385,031
SA Columbia Focused Value	4,586,558	33,617,555
SA Allocation Growth	1,524,052	2,089,038
SA Allocation Moderate Growth	9,027,944	68,945,877
SA Allocation Moderate	5,709,081	33,431,087
SA Allocation Balanced	4,602,450	22,827,280

As of March 31, 2018, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited†
Portfolio	ST	LT
SA Multi-Managed Growth	$—	$—
SA Multi-Managed Moderate Growth	—	—
SA Multi-Managed Income/Equity	—	—
SA Multi-Managed Income	—	—
SA Putnam Asset Allocation Diversified Growth	—	—
SA T. Rowe Price Growth Stock	—	—
SA Multi-Managed Large Cap Growth	—	—
SA Multi-Managed Large Cap Value	—	—
SA Multi-Managed Mid Cap Growth	—	—
SA Multi-Managed Mid Cap Value	—	—
SA Multi-Managed Small Cap	—	—
SA Multi-Managed International Equity	—	—
SA Multi-Managed Diversified Fixed Income	—	—
SA Wellington Real Return	2,529,435	5,585,400
SA Columbia Focused Growth	—	—
SA Columbia Focused Value	—	—
SA Allocation Growth	—	—
SA Allocation Moderate Growth	—	—
SA Allocation Moderate	—	—
SA Allocation Balanced	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Portfolios indicated below utilized or expired capital loss carryforwards which offset net taxable gains in the year ended March 31, 2018.

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
SA Multi-Managed Growth	$—	$—
SA Multi-Managed Moderate Growth	—	—
SA Multi-Managed Income/Equity	—	—
SA Multi-Managed Income	—	—
SA Putnam Asset Allocation Diversified Growth	—	—
SA T. Rowe Price Growth Stock	—	—
SA Multi-Managed Large Cap Growth	—	—
SA Multi-Managed Large Cap Value	—	—
SA Multi-Managed Mid Cap Growth	—	—
SA Multi-Managed Mid Cap Value	—	—
SA Multi-Managed Small Cap	—	—
SA Multi-Managed International Equity	33,519,837	39,304,601
SA Multi-Managed Diversified Fixed Income	—	—
SA Wellington Real Return	325,476	—
SA Columbia Focused Growth	1,229,518	—
SA Columbia Focused Value	—	—
SA Allocation Growth	—	—
SA Allocation Moderate Growth	—	—
SA Allocation Moderate	—	—
SA Allocation Balanced	—	—

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2018, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Growth	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—
SA Multi-Managed Income/Equity	—	—	—
SA Multi-Managed Income	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—
SA T. Rowe Price Growth Stock	—	—	—
SA Multi-Managed Large Cap Growth	—	—	—
SA Multi-Managed Large Cap Value	—	—	—
SA Multi-Managed Mid Cap Growth	—	—	—
SA Multi-Managed Mid Cap Value	—	—	—
SA Multi-Managed Small Cap	—	—	—
SA Multi-Managed International Equity	—	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—
SA Wellington Real Return	—	—	—
SA Columbia Focused Growth	150,249	—	—
SA Columbia Focused Value	—	—	—
SA Allocation Growth	—	—	—
SA Allocation Moderate Growth	—	—	—
SA Allocation Moderate	—	—	—
SA Allocation Balanced	—	—	—

For the period ended March 31, 2018, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, investments in real estate investment trusts, distributions from underlying funds, principal paydown adjustments, investments in partnerships, investments in regulated investment companies and investments in passive foreign investment companies, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA Multi-Managed Growth	$253,564	$(253,564)	$—
SA Multi-Managed Moderate Growth	356,715	(356,715)	—
SA Multi-Managed Income/Equity	240,874	(240,874)	—
SA Multi-Managed Income	135,732	(135,732)	—
SA Putnam Asset Allocation Diversified Growth	957,540	(957,540)	—
SA T. Rowe Price Growth Stock	80,380	(80,380)	—
SA Multi-Managed Large Cap Growth	413,288	(413,288)	—
SA Multi-Managed Large Cap Value	(1,572,880)	1,572,880	—
SA Multi-Managed Mid Cap Growth	136,164	(136,164)	—
SA Multi-Managed Mid Cap Value	9,965	(9,965)	—
SA Multi-Managed Small Cap	33,335	(33,335)	—
SA Multi-Managed International Equity	782,518	38,522,074	(39,304,592)
SA Multi-Managed Diversified Fixed Income	1,558,351	(1,558,351)	—
SA Wellington Real Return	(21,483,320)	21,483,320	—
SA Columbia Focused Growth	340,620	(340,620)	—
SA Columbia Focused Value	—	—	—
SA Allocation Growth	540,342	(540,342)	—
SA Allocation Moderate Growth	2,143,640	(2,143,640)	—
SA Allocation Moderate	1,216,198	(1,216,198)	—
SA Allocation Balanced	715,655	(715,655)	—

At March 31, 2018, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, repurchase agreements and derivatives, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Multi-Managed Growth	$9,514,758	$(1,387,697)	$8,127,061	$49,033,273
SA Multi-Managed Moderate Growth	12,715,798	(2,182,688)	10,533,110	89,285,677
SA Multi-Managed Income/Equity	4,829,604	(1,169,547)	3,660,057	69,991,251
SA Multi-Managed Income	2,279,230	(969,169)	1,310,061	62,420,535
SA Putnam Asset Allocation Diversified Growth	18,904,071	(5,208,681)	13,695,390	136,399,871
SA T. Rowe Price Growth Stock	111,906,038	(7,573,833)	104,332,205	309,046,520
SA Multi-Managed Large Cap Growth	133,772,968	(6,531,134)	127,241,834	384,815,223
SA Multi-Managed Large Cap Value	120,568,554	(48,463,006)	72,105,548	793,858,599
SA Multi-Managed Mid Cap Growth	58,560,309	(7,080,336)	51,479,973	178,460,167
SA Multi-Managed Mid Cap Value	39,955,571	(13,182,625)	26,772,946	225,508,329
SA Multi-Managed Small Cap	72,366,169	(13,667,163)	58,699,006	226,453,280
SA Multi-Managed International Equity	99,908,156	(18,643,456)	81,264,700	529,995,789
SA Multi-Managed Diversified Fixed Income	8,417,948	(17,987,419)	(9,569,471)	1,209,349,467
SA Wellington Real Return	22,249,044	(15,269,803)	6,979,241	730,211,910
SA Columbia Focused Growth	34,214,993	(3,778,112)	30,436,881	99,665,535
SA Columbia Focused Value	75,840,120	(6,303,341)	69,536,779	242,085,534
SA Allocation Growth	4,967,931	(1,384,739)	3,583,192	117,926,997
SA Allocation Moderate Growth	22,996,868	(4,903,026)	18,093,842	489,879,162
SA Allocation Moderate	11,084,380	(4,956,385)	6,127,995	308,421,819
SA Allocation Balanced	5,706,115	(4,720,204)	985,911	224,911,917

On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended March 31, 2018, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2018 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Multi-Managed Growth	$25,899,164	$31,666,990	$3,341,948	$4,681,061
SA Multi-Managed Moderate Growth	46,305,040	52,573,387	7,415,206	8,739,951
SA Multi-Managed Income/ Equity	36,616,749	39,564,938	9,101,692	11,732,142
SA Multi-Managed Income	32,264,307	33,310,184	6,478,519	8,861,878
SA Putnam Asset Allocation Diversified Growth	64,173,976	52,709,864	35,219,595	31,803,377
SA T. Rowe Price Growth Stock	221,678,262	347,263,014	—	—
SA Multi-Managed Large Cap Growth	194,287,739	301,303,049	—	—
SA Multi-Managed Large Cap Value	312,886,172	520,526,032	—	—
SA Multi-Managed Mid Cap Growth	98,058,586	115,158,580	—	—
SA Multi-Managed Mid Cap Value	75,702,671	115,406,594	—	—
SA Multi-Managed Small Cap	85,750,657	117,309,143	—	—
SA Multi-Managed International Equity	136,014,065	279,752,477	—	—
SA Multi-Managed Diversified Fixed Income	496,695,914	477,992,554	259,282,933	343,220,032
SA Wellington Real Return	91,667,577	38,350,357	136,478,585	115,730,182
SA Columbia Focused Growth Portfolio	45,509,324	73,260,023	—	—
SA Columbia Focused Value Portfolio	14,369,683	96,536,370	—	—
SA Allocation Growth	89,602,090	72,872,010	—	—
SA Allocation Moderate Growth	297,129,101	354,385,534	—	—
SA Allocation Moderate	196,140,283	232,453,847	—	—
SA Allocation Balanced	142,164,020	172,522,302	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	SA Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23,923	$411,195	15,759	$257,254	54,487	$933,667	47,864	$778,726
Reinvested dividends	42,943	725,977	43,922	698,996	83,966	1,419,038	85,259	1,356,486
Shares redeemed	(91,641)	(1,566,155)	(121,808)	(1,984,339)	(173,913)	(3,001,214)	(221,435)	(3,602,118)
Net increase (decrease)	(24,775)	$(428,983)	(62,127)	$(1,028,089)	(35,460)	$(648,509)	(88,312)	$(1,466,906)
	SA Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	74,588	$1,280,324	201,679	$3,281,687
Reinvested dividends	105,422	1,778,378	106,307	1,688,311
Shares redeemed	(382,459)	(6,580,523)	(450,043)	(7,336,716)
Net increase (decrease)	(202,449)	$(3,521,821)	(142,057)	$(2,366,718)
	SA Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29,916	$388,833	27,417	$340,951	141,264	$1,844,423	191,194	$2,387,655
Reinvested dividends	43,819	564,015	67,351	818,609	190,087	2,444,099	294,739	3,578,815
Shares redeemed	(106,065)	(1,385,280)	(177,944)	(2,272,156)	(436,967)	(5,673,054)	(690,718)	(8,724,148)
Net increase (decrease)	(32,330)	$(432,432)	(83,176)	$(1,112,596)	(105,616)	$(1,384,532)	(204,785)	$(2,757,678)
	SA Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	149,916	$1,942,031	234,278	$2,953,861
Reinvested dividends	162,142	2,082,701	266,921	3,237,521
Shares redeemed	(571,672)	(7,438,258)	(747,851)	(9,437,493)
Net increase (decrease)	(259,614)	$(3,413,526)	(246,652)	$(3,246,111)
	SA Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	62,970	$712,626	43,814	$480,670	273,512	$3,092,536	187,246	$2,051,810
Reinvested dividends	35,174	394,819	49,587	526,975	135,354	1,517,947	189,058	2,007,233
Shares redeemed	(124,701)	(1,422,532)	(182,515)	(2,010,405)	(655,871)	(7,416,972)	(612,557)	(6,783,722)
Net increase (decrease)	(26,557)	$(315,087)	(89,114)	$(1,002,760)	(247,005)	$(2,806,489)	(236,253)	$(2,724,679)

	SA Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	184,334	$2,078,266	170,079	$1,876,377
Reinvested dividends	75,151	843,370	104,521	1,110,225
Shares redeemed	(445,308)	(5,044,969)	(497,149)	(5,555,465)
Net increase (decrease)	(185,823)	$(2,123,333)	(222,549)	$(2,568,863)
	SA Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,998	$325,667	30,306	$334,382	192,414	$2,170,747	154,288	$1,703,580
Reinvested dividends	19,541	217,946	24,916	268,455	93,252	1,039,071	105,446	1,134,992
Shares redeemed	(100,282)	(1,133,798)	(123,415)	(1,359,504)	(469,340)	(5,281,226)	(422,791)	(4,717,172)
Net increase (decrease)	(51,743)	$(590,185)	(68,193)	$(756,667)	(183,674)	$(2,071,408)	(163,057)	$(1,878,600)
	SA Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	178,211	$2,006,383	148,292	$1,644,106
Reinvested dividends	56,150	625,763	60,407	650,287
Shares redeemed	(306,612)	(3,455,166)	(491,411)	(5,463,336)
Net increase (decrease)	(72,251)	$(823,020)	(282,712)	$(3,168,943)
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	66,816	$822,031	15,034	$175,933	212,616	$2,643,686	104,480	$1,226,711
Reinvested dividends	114,888	1,403,958	137,704	1,563,267	411,013	5,025,373	482,627	5,481,538
Shares redeemed	(228,767)	(2,856,980)	(323,843)	(3,782,688)	(879,101)	(10,951,490)	(1,020,965)	(11,928,964)
Net increase (decrease)	(47,063)	$(630,991)	(171,105)	$(2,043,488)	(255,472)	$(3,282,431)	(433,858)	$(5,220,715)
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	2,674,876	$33,454,153	493,385	$5,798,623
Reinvested dividends	496,632	6,057,985	392,848	4,455,762
Shares redeemed	(961,653)	(12,006,715)	(1,180,251)	(13,852,324)
Net increase (decrease)	2,209,855	$27,505,423	(294,018)	$(3,597,939)

	SA T. Rowe Price Growth Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	155,378	$4,280,626	92,834	$2,145,160	36,337	$1,001,184	57,075	$1,320,778
Reinvested dividends	1,605,712	42,229,712	1,499,001	33,926,523	215,185	5,508,566	213,672	4,728,985
Shares redeemed	(3,967,927)	(108,851,836)	(3,862,386)	(93,683,084)	(481,656)	(12,816,114)	(504,173)	(11,850,893)
Net increase (decrease)	(2,206,837)	$(62,341,498)	(2,270,551)	$(57,611,401)	(230,134)	$(6,306,364)	(233,426)	$(5,801,130)
	SA T. Rowe Price Growth Stock Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	47,633	$1,246,833	132,334	$3,069,100
Reinvested dividends	186,122	4,686,165	186,570	4,073,286
Shares redeemed	(494,727)	(13,006,284)	(565,888)	(13,196,222)
Net increase (decrease)	(260,972)	$(7,073,286)	(246,984)	$(6,053,836)
	SA Multi-Managed Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,656,976	$83,239,821	18,871,063	$247,156,869	89,166	$1,320,841	87,005	$1,112,506
Reinvested dividends	2,021,233	30,133,329	1,225,732	15,508,950	148,777	2,174,755	88,697	1,102,016
Shares redeemed	(12,459,273)	(186,041,023)	(5,034,207)	(65,968,720)	(414,853)	(6,101,050)	(563,584)	(7,148,476)
Net increase (decrease)	(4,781,064)	$(72,667,873)	15,062,588	$196,697,099	(176,910)	$(2,605,454)	(387,882)	$(4,933,954)
	SA Multi-Managed Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	71,362	$1,025,826	340,314	$4,259,748
Reinvested dividends	79,553	1,151,687	48,331	594,955
Shares redeemed	(276,177)	(4,006,121)	(15,465,014)	(195,468,762)
Net increase (decrease)	(125,262)	$(1,828,608)	(15,076,369)	$(190,614,059)
	SA Multi-Managed Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,379,575	$41,593,430	13,318,055	$218,746,645	28,793	$500,918	83,574	$1,377,839
Reinvested dividends	4,780,858	81,468,326	2,805,990	47,216,867	163,557	2,785,011	80,496	1,353,843
Shares redeemed	(14,400,785)	(253,523,230)	(9,670,301)	(162,571,515)	(288,712)	(5,085,722)	(351,938)	(5,774,806)
Net increase (decrease)	(7,240,352)	$(130,461,474)	6,453,744	$103,391,997	(96,362)	$(1,799,793)	(187,868)	$(3,043,124)

	SA Multi-Managed Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	51,676	$904,916	3,368,422	$52,998,625
Reinvested dividends	87,760	1,494,353	44,807	753,379
Shares redeemed	(185,078)	(3,255,093)	(12,642,127)	(206,386,797)
Net increase (decrease)	(45,642)	$(855,824)	(9,228,898)	$(152,634,793)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,127,173	$20,426,328	1,235,308	$20,691,547	46,660	$824,719	43,295	$695,837
Reinvested dividends	847,558	15,475,813	511,866	8,295,756	115,257	2,014,389	73,169	1,140,967
Shares redeemed	(1,652,651)	(30,220,795)	(756,836)	(12,483,647)	(214,888)	(3,819,674)	(259,464)	(4,090,880)
Net increase (decrease)	322,080	$5,681,346	990,338	$16,503,656	(52,971)	$(980,566)	(143,000)	$(2,254,076)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	43,879	$735,824	61,231	$936,356
Reinvested dividends	81,872	1,395,287	53,176	811,154
Shares redeemed	(205,820)	(3,553,679)	(3,362,255)	(51,512,001)
Net increase (decrease)	(80,069)	$(1,422,568)	(3,247,848)	$(49,764,491)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,166,991	$20,810,766	1,402,171	$23,812,555	22,107	$391,345	96,351	$1,656,437
Reinvested dividends	1,635,891	27,718,810	421,633	7,504,980	208,160	3,517,831	42,322	751,740
Shares redeemed	(3,429,926)	(61,692,352)	(3,382,991)	(59,447,901)	(251,164)	(4,471,434)	(351,393)	(5,967,285)
Net increase (decrease)	(627,044)	$(13,162,776)	(1,559,187)	$(28,130,366)	(20,897)	$(562,258)	(212,720)	$(3,559,108)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	54,713	$966,461	130,760	$2,181,581
Reinvested dividends	136,376	2,300,513	28,372	503,141
Shares redeemed	(255,190)	(4,551,791)	(2,361,886)	(39,637,139)
Net increase (decrease)	(64,101)	$(1,284,817)	(2,202,754)	$(36,952,417)

	SA Multi-Managed Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	339,786	$4,810,859	2,633,054	$33,638,462	44,694	$632,044	79,893	$1,105,916
Reinvested dividends	1,614,464	22,814,145	333,001	4,811,255	120,714	1,662,406	20,858	294,432
Shares redeemed	(2,986,185)	(42,227,086)	(4,476,571)	(62,326,819)	(251,182)	(3,526,143)	(294,507)	(3,828,929)
Net increase (decrease)	(1,031,935)	$(14,602,082)	(1,510,516)	$(23,877,102)	(85,774)	$(1,231,693)	(193,756)	$(2,428,581)
	SA Multi-Managed Small Cap Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	58,455	$803,463	92,774	$1,176,252
Reinvested dividends	84,609	1,146,966	13,885	193,211
Shares redeemed	(168,765)	(2,336,446)	(3,643,981)	(44,691,882)
Net increase (decrease)	(25,701)	$(386,017)	(3,537,322)	$(43,322,419)
	SA Multi-Managed International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,815,942	$17,002,884	27,148,372	$214,041,190	153,900	$1,446,242	142,906	$1,128,875
Reinvested dividends	1,303,851	12,521,978	1,573,115	12,419,142	44,973	432,780	43,522	344,358
Shares redeemed	(17,779,072)	(169,940,352)	(18,361,113)	(148,987,836)	(378,795)	(3,608,597)	(590,589)	(4,726,882)
Net increase (decrease)	(14,659,279)	$(140,415,490)	10,360,374	$77,472,496	(179,922)	$(1,729,575)	(404,161)	$(3,253,649)
	SA Multi-Managed International Equity Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	124,217	$1,141,505	303,702	$2,370,070
Reinvested dividends	33,209	318,610	34,939	275,577
Shares redeemed	(441,046)	(4,151,317)	(27,959,863)	(219,516,659)
Net increase (decrease)	(283,620)	$(2,691,202)	(27,621,222)	$(216,871,012)
	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,859,892	$173,898,970	43,558,132	$521,969,428	107,109	$1,269,079	133,491	$1,573,046
Reinvested dividends	2,031,030	23,737,627	1,922,585	22,078,727	50,662	591,671	47,451	544,522
Shares redeemed	(24,854,157)	(295,973,448)	(12,685,009)	(149,587,155)	(472,076)	(5,575,063)	(790,994)	(9,402,227)
Net increase (decrease)	(7,963,235)	$(98,336,851)	32,795,708	$394,461,000	(314,305)	$(3,714,313)	(610,052)	$(7,284,659)

	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	203,931	$2,383,117	1,224,849	$14,454,545
Reinvested dividends	28,653	333,083	27,084	309,204
Shares redeemed	(380,137)	(4,447,535)	(37,214,707)	(445,915,355)
Net increase (decrease)	(147,553)	$(1,731,335)	(35,962,774)	$(431,151,606)
	SA Wellington Real Return Portfolio
	Class 1				Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,411,819	$111,054,532	15,246,502	$147,565,139	5,144,242	$49,729,477	6,072,373	$58,522,730
Reinvested dividends	831,044	8,021,823	—	—	954,267	9,143,842	—	—
Shares redeemed	(2,701,807)	(26,317,213)	(3,296,265)	(31,695,529)	(6,266,709)	(60,581,415)	(9,134,674)	(87,913,269)
Net increase (decrease)	9,541,056	$92,759,142	11,950,237	$115,869,610	(168,200)	$(1,708,096)	(3,062,301)	$(29,390,539)
	SA Columbia Focused Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	103,955	$1,098,903	1,815,863	$17,458,025	99,776	$950,819	83,059	$618,627
Reinvested dividends	—	—	1,622,996	12,640,920	—	—	458,697	3,422,901
Shares redeemed	(2,555,405)	(25,489,519)	(10,413,840)	(94,453,066)	(407,183)	(3,902,367)	(601,826)	(5,171,254)
Net increase (decrease)	(2,451,450)	$(24,390,616)	(6,974,981)	$(64,354,121)	(307,407)	$(2,951,548)	(60,070)	$(1,129,726)
	SA Columbia Focused Growth Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	119,186	$1,068,551	164,570	$1,290,448
Reinvested dividends	—	—	395,720	2,879,159
Shares redeemed	(476,094)	(4,440,502)	(2,491,482)	(22,237,082)
Net increase (decrease)	(356,908)	$(3,371,951)	(1,931,192)	$(18,067,475)
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2018		For the year ended March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	138,503	$2,876,650	2,579,176	$44,803,799	30,929	$640,330	39,092	$714,891
Reinvested dividends	615,325	12,856,576	1,940,003	35,570,343	30,215	630,672	78,863	1,444,928
Shares redeemed	(4,367,370)	(85,973,760)	(3,799,520)	(70,708,877)	(111,491)	(2,216,264)	(162,631)	(2,952,882)
Net increase (decrease)	(3,613,542)	$(70,240,534)	719,659	$9,665,265	(50,347)	$(945,262)	(44,676)	$(793,063)

	SA Columbia Focused Value Portfolio
	Class 3
	For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	20,952	$419,647	29,945	$549,387
Reinvested dividends	22,709	472,932	65,026	1,188,842
Shares redeemed	(128,549)	(2,593,806)	(1,348,534)	(24,206,161)
Net increase (decrease)	(84,888)	$(1,701,227)	(1,253,563)	$(22,467,932)
	SA Allocation Growth Portfolio
	Class 1				Class 3
	For the year ended March 31, 2018		For the period September 26, 2016@ through March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,396	$35,885	7,930	$100,000	2,409,729	$34,518,413	781,556	$10,102,846
Reinvested dividends	269	3,877	—	—	256,542	3,685,544	287,410	3,613,090
Shares redeemed	(16)	(229)	—	—	(1,217,632)	(17,400,326)	(1,487,349)	(19,055,944)
Net increase (decrease)	2,649	$39,533	7,930	$100,000	1,448,639	$20,803,631	(418,383)	$(5,340,008)
	SA Allocation Moderate Growth Portfolio
	Class 1				Class 3
	For the year ended March 31, 2018		For the period September 26, 2016@ through March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,082	$48,626	9,346	$100,000	2,241,194	$26,389,464	2,013,622	$22,698,383
Reinvested dividends	480	5,638	—	—	2,038,184	23,876,248	7,310,179	77,973,821
Shares redeemed	(1,358)	(16,505)	—	—	(6,936,893)	(81,762,877)	(6,960,846)	(79,449,721)
Net increase (decrease)	3,204	$37,759	9,346	$100,000	(2,657,515)	$(31,497,165)	2,362,955	$21,222,483
	SA Allocation Moderate Portfolio
	Class 1				Class 3
	For the year ended March 31, 2018		For the period September 26, 2016@ through March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,712	$20,000	9,375	$100,000	2,029,171	$23,566,955	2,224,122	$25,227,411
Reinvested dividends	359	4,167	—	—	1,002,440	11,619,170	3,680,841	39,140,168
Shares redeemed	(1,711)	(20,463)	—	—	(5,063,115)	(58,670,227)	(4,651,719)	(52,158,451)
Net increase (decrease)	360	$3,704	9,375	$100,000	(2,031,504)	$(23,484,102)	1,253,244	$12,209,128

	SA Allocation Balanced Portfolio
	Class 1				Class 3
	For the year ended March 31, 2018		For the period September 26, 2016@ through March 31, 2017		For the year ended March 31, 2018		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	9,607	$100,000	2,624,362	$28,816,830	1,990,656	$21,376,824
Reinvested dividends	500	5,437	—	—	1,056,395	11,458,102	2,643,737	27,429,730
Shares redeemed	—	—	—	—	(5,306,727)	(58,271,163)	(5,021,413)	(54,436,871)
Net increase (decrease)	500	$5,437	9,607	$100,000	(1,625,970)	$(17,996,231)	(387,020)	$(5,630,317)

@  Commencement of operations

Note 8.  Transactions with Affiliates: As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Trust, SunAmerica Series Trust or Anchor Series Trust and securities issued by American International Group, Inc. ("AIG") or an affiliate thereof. For the year ended March 31, 2018, transactions in these securities were as follows:

SA Multi-Managed Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2018
American International Group, Inc.	$35,338	$—	$2,147,280	$53,364	$683,442	$171,665	$(377,182)	$1,311,685

SA Multi-Managed Mid Cap Value Portfolio

Security*	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2018
Allied World Assurance Co. Holdings AG	$9,225	$—	$123,670	$—	$114,006	$30,341	$(40,005)	$—

*  The Portfolio no longer owned 5% or more of the outstanding voting shares at March 31, 2018.

SA Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2018
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$28,784	$—	$—	$1,791,136	$53,637	$(1,333)	$(47,918)	$1,688,248
Seasons Series Trust
SA Columbia Focused Growth Portfolio, Class 1	—	—	1,590,993	110,180	1,856,330	(125,238)	280,395	—
SA Columbia Focused Value Portfolio, Class 1	—	—	1,827,907	104,215	1,976,775	527,734	(483,081)	—
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	107,679	9,745	13,699,092	4,868,973	13,822,629	274,992	(84,134)	4,936,294
SA Multi-Managed International Equity Portfolio, Class 1	238,420	—	17,033,497	5,552,489	12,523,057	2,115,214	224,663	12,402,806
SA Multi-Managed Large Cap Growth Portfolio, Class 1	67,133	791,318	21,451,817	4,732,544	15,127,365	1,619,751	593,018	13,269,765
SA Multi-Managed Large Cap Value Portfolio, Class 1	298,922	1,062,001	20,970,482	5,172,124	11,206,155	2,327,840	(2,771,697)	14,492,594
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	119,124	2,796,769	983,444	2,484,580	49,130	216,758	1,561,521
SA Multi-Managed Mid Cap Value Portfolio, Class 1	16,573	160,503	3,127,187	1,510,709	2,523,796	278,010	(388,871)	2,003,239
SA Multi-Managed Small Cap Portfolio, Class 1	6,369	151,756	3,978,993	1,222,636	3,290,103	612,830	(645,181)	1,879,175
SA Wellington Real Return Portfolio, Class 1	64,182	—	1,973,266	1,019,427	170,766	(1,698)	(30,111)	2,790,118
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	1,152	221,345	—	3,764,321	214,081	9,526	131,050	3,690,816
SA DFA Ultra Short Bond Portfolio, Class 1	1,769	—	929,948	1,049,109	1,380,796	6,563	(2,284)	602,540
SA Federated Corporate Bond Portfolio, Class 1	92,891	9,450	—	2,430,154	72,156	(3,024)	(116,053)	2,238,921
SA Fixed Income Index Portfolio, Class 1	—	—	—	3,470,105	74,217	(772)	(12,987)	3,382,129
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	3,134,151	64,485	(925)	(23,515)	3,045,226
SA Franklin Small Company Value Portfolio, Class 1	—	—	—	738,480	15,590	3	(19,483)	703,410
SA International Index Portfolio, Class 1	125,405	15,914	—	6,610,646	199,752	9,465	91,487	6,511,846
SA Invesco Growth Opportunities Portfolio, Class 1	—	25,266	—	854,058	25,814	2,131	64,886	895,261
SA JPMorgan Emerging Markets Portfolio, Class 1	49,779	—	2,155,270	811,229	394,337	77,289	528,809	3,178,260

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2018
SA JPMorgan Equity-Income Portfolio, Class 1	$110,509	$259,356	$—	$6,014,376	$180,815	$5,789	$53,994	$5,893,344
SA JPMorgan MFS Core Bond Portfolio, Class 1	59,481	—	—	2,829,129	468,803	(15,601)	(82,581)	2,262,144
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	87,731	—	1,832,370	55,139	4,197	132,939	1,914,367
SA Large Cap Index Portfolio, Class 1	109,012	80,045	—	10,355,159	2,689,467	203,724	332,524	8,201,940
SA Legg Mason BW Large Cap Value Portfolio, Class 1	38,616	75,287	—	2,485,688	73,370	3,686	26,774	2,442,778
SA MFS Blue Chip Growth, Class 1	28,906	88,394	—	4,830,100	146,738	12,347	316,155	5,011,864
SA Mid Cap Index Portfolio, Class 1	14,693	12,425	—	1,857,785	56,414	5,074	70,613	1,877,058
SA Morgan Stanley International Equities Portfolio, Class 1	37,051	—	—	3,749,755	110,323	4,336	61,381	3,705,149
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	40,715	94,249	—	4,560,240	137,635	2,691	(121,090)	4,304,206
SA PineBridge High-Yield Bond Portfolio, Class 1	76,451	—	1,882,274	359,728	1,310,619	72,930	(74,545)	929,768
SA Putnam International Growth and Income Portfolio, Class 1	27,630	—	—	2,096,506	64,265	3,140	28,613	2,063,994
SA Small Cap Index Portfolio, Class 1	19,560	19,918	—	3,646,633	102,001	10,787	75,989	3,631,408
	$1,661,682	$3,283,827	$93,417,495	$94,547,599	$72,872,010	$8,090,588	$(1,673,483)	$121,510,189

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2018
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$224,360	$—	$—	$14,002,199	$927,714	$(19,172)	$(355,919)	$12,699,394
Seasons Series Trust
SA Columbia Focused Growth Portfolio, Class 1	—	—	6,833,039	16,521	7,603,326	(387,897)	1,141,663	—
SA Columbia Focused Value Portfolio, Class 1	—	—	8,289,118	16,618	8,510,940	2,554,400	(2,349,196)	—
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,444,422	130,726	137,512,968	11,203,505	84,133,174	140,326	1,097,563	65,821,188
SA Multi-Managed International Equity Portfolio, Class 1	856,034	—	76,736,399	3,748,933	50,557,888	10,942,006	(1,031,451)	39,837,999

SA Allocation Moderate Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2018
SA Multi-Managed Large Cap Growth Portfolio, Class 1	$261,609	$3,083,681	$100,667,924	$3,949,265	$69,563,172	$9,188,899	$816,945	$45,059,861
SA Multi-Managed Large Cap Value Portfolio, Class 1	1,150,237	4,086,523	98,962,676	5,832,120	54,661,201	14,863,717	(16,000,759)	48,996,553
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	410,423	10,324,191	468,547	6,701,836	8,353	889,990	4,989,245
SA Multi-Managed Mid Cap Value Portfolio, Class 1	58,488	566,448	12,489,583	3,290,116	8,407,657	621,143	(976,206)	7,016,979
SA Multi-Managed Small Cap Portfolio, Class 1	23,010	548,276	15,888,705	644,430	10,227,377	2,873,819	(2,885,377)	6,294,200
SA Wellington Real Return Portfolio, Class 1	487,544	—	17,876,145	5,968,683	2,367,576	(75,810)	(138,616)	21,262,826
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	4,328	831,711	—	13,050,169	1,386,905	48,026	479,506	12,190,796
SA DFA Ultra Short Bond Portfolio, Class 1	16,354	—	9,257,508	5,793,345	10,187,254	55,237	(16,216)	4,902,620
SA Federated Corporate Bond Portfolio, Class 1	742,803	75,571	—	19,023,181	1,472,562	(47,530)	(884,330)	16,618,759
SA Fixed Income Index Portfolio, Class 1	—	—	—	14,461,310	664,896	(3,437)	(81,643)	13,711,334
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	13,303,397	573,001	(5,515)	(121,660)	12,603,221
SA Franklin Small Company Value Portfolio, Class 1	—	—	—	3,206,630	87,099	(1,311)	(87,186)	3,031,034
SA International Index Portfolio, Class 1	474,617	60,229	—	24,178,122	1,646,292	69,045	389,608	22,990,483
SA Invesco Growth Opportunities Portfolio, Class 1	—	107,300	—	3,326,603	226,466	13,319	257,353	3,370,809
SA JPMorgan Emerging Markets Portfolio, Class 1	173,778	—	7,197,377	2,256,983	2,282,113	493,338	1,673,202	9,338,787
SA JPMorgan Equity-Income Portfolio, Class 1	449,854	1,055,768	—	22,433,914	2,996,012	72,392	252,432	19,762,726
SA JPMorgan MFS Core Bond Portfolio, Class 1	478,090	—	—	23,203,527	1,396,466	(41,567)	(767,269)	20,998,225
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	317,087	—	6,103,114	937,443	53,034	424,573	5,643,278
SA Large Cap Index Portfolio, Class 1	438,788	322,190	—	38,234,889	10,136,882	709,017	1,433,491	30,240,515
SA Legg Mason BW Large Cap Value Portfolio, Class 1	165,579	322,820	—	9,783,651	1,404,657	60,234	110,108	8,549,336
SA MFS Blue Chip Growth, Class 1	122,656	375,080	—	18,760,001	2,709,314	200,505	1,218,150	17,469,342
SA Mid Cap Index Portfolio, Class 1	22,300	18,858	—	2,660,296	225,396	15,926	192,231	2,643,057
SA Morgan Stanley International Equities Portfolio, Class 1	148,860	—	—	13,027,431	916,035	30,551	264,347	12,406,294

SA Allocation Moderate Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2018
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	$159,117	$368,335	$—	$16,323,689	$1,122,615	$19,521	$(415,329)	$14,805,266
SA PineBridge High-Yield Bond Portfolio, Class 1	545,476	—	14,301,729	624,167	9,087,612	474,748	(455,214)	5,857,818
SA Putnam International Growth and Income Portfolio, Class 1	96,315	—	—	6,686,419	467,959	17,504	101,041	6,337,005
SA Small Cap Index Portfolio, Class 1	79,016	80,461	—	12,932,448	796,694	72,971	315,329	12,524,054
	$8,623,635	$12,761,487	$516,337,362	$318,514,223	$354,385,534	$43,015,792	$(15,508,839)	$507,973,004

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2018
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$174,664	$—	$—	$10,569,514	$727,690	$(16,147)	$(274,371)	$9,551,306
Seasons Series Trust
SA Columbia Focused Growth Portfolio, Class 1	—	—	3,721,295	9,454	4,136,469	(253,308)	659,028	—
SA Columbia Focused Value Portfolio, Class 1	—	—	4,426,925	6,030	4,536,260	1,224,369	(1,121,064)	—
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,143,684	103,508	111,953,159	10,669,392	72,666,111	657,505	333,700	50,947,645
SA Multi-Managed International Equity Portfolio, Class 1	429,661	—	38,201,594	2,962,194	26,008,194	4,883,760	78,269	20,117,623
SA Multi-Managed Large Cap Growth Portfolio, Class 1	141,924	1,672,909	54,625,908	2,376,153	37,540,247	6,849,177	(1,444,731)	24,866,260
SA Multi-Managed Large Cap Value Portfolio, Class 1	630,238	2,239,087	56,907,164	3,436,694	33,082,930	8,530,761	(9,131,997)	26,659,692
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	228,349	4,800,844	2,282,168	4,845,763	221,224	321,763	2,780,236
SA Multi-Managed Mid Cap Value Portfolio, Class 1	32,298	312,802	5,162,868	3,600,785	4,597,943	335,954	(564,576)	3,937,088
SA Multi-Managed Small Cap Portfolio, Class 1	12,844	306,048	8,721,242	1,383,671	6,554,738	1,077,137	(1,105,913)	3,521,399
SA Wellington Real Return Portfolio, Class 1	377,309	—	12,484,003	5,701,485	1,924,538	(5,281)	(172,514)	16,083,155

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2018
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$2,594	$498,403	$—	$7,812,108	$856,205	$28,213	$284,814	$7,268,930
SA DFA Ultra Short Bond Portfolio, Class 1	10,621	—	9,335,232	3,912,566	10,111,325	55,074	(14,793)	3,176,754
SA Federated Corporate Bond Portfolio, Class 1	572,732	58,268	—	14,228,862	990,201	(35,957)	(683,455)	12,519,249
SA Fixed Income Index Portfolio, Class 1	—	—	—	12,629,020	629,974	(4,630)	(76,327)	11,918,089
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	11,819,537	582,147	(6,448)	(122,568)	11,108,374
SA Franklin Small Company Value Portfolio, Class 1	—	—	—	1,305,741	41,159	(987)	(35,343)	1,228,252
SA International Index Portfolio, Class 1	229,647	29,142	—	11,656,460	801,192	29,473	185,133	11,069,874
SA Invesco Growth Opportunities Portfolio, Class 1	—	54,351	—	1,687,393	116,643	7,052	128,254	1,706,056
SA JPMorgan Emerging Markets Portfolio, Class 1	89,731	—	3,285,987	1,370,620	742,935	170,237	795,852	4,879,761
SA JPMorgan Equity-Income Portfolio, Class 1	246,226	577,872	—	12,285,397	1,616,501	33,221	137,652	10,839,769
SA JPMorgan MFS Core Bond Portfolio, Class 1	373,690	—	—	17,887,628	1,096,846	(36,550)	(596,241)	16,157,991
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	177,929	—	3,427,311	447,202	24,959	242,917	3,247,985
SA Large Cap Index Portfolio, Class 1	247,174	181,493	—	21,459,485	7,140,210	508,717	726,969	15,554,961
SA Legg Mason BW Large Cap Value Portfolio, Class 1	87,084	169,784	—	5,153,249	649,929	25,898	56,166	4,585,384
SA MFS Blue Chip Growth, Class 1	66,062	202,018	—	10,109,539	1,399,857	102,901	654,324	9,466,907
SA Mid Cap Index Portfolio, Class 1	11,331	9,582	—	1,340,667	98,881	6,775	97,190	1,345,751
SA Morgan Stanley International Equities Portfolio, Class 1	75,193	—	—	6,587,363	466,571	12,772	131,080	6,264,644
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	90,444	209,367	—	9,286,710	642,232	6,784	(238,182)	8,413,080
SA PineBridge High-Yield Bond Portfolio, Class 1	438,832	—	10,633,118	535,386	6,631,623	334,846	(347,616)	4,524,111
SA Putnam International Growth and Income Portfolio, Class 1	47,538	—	—	3,303,623	233,286	7,716	48,542	3,126,595
SA Small Cap Index Portfolio, Class 1	48,829	49,721	—	8,005,061	538,045	48,509	167,368	7,682,893
	$5,580,350	$7,080,633	$324,259,339	$208,801,266	$232,453,847	$24,823,726	$(10,880,670)	$314,549,814

†  Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2018
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$173,373	$—	$—	$10,434,172	$988,388	$(21,917)	$(263,227)	$9,160,640
Seasons Series Trust
SA Columbia Focused Growth Portfolio, Class 1	—	—	2,174,966	18,991	2,432,302	(128,407)	366,752	—
SA Columbia Focused Value Portfolio, Class 1	—	—	2,814,480	19,728	2,904,398	779,041	(708,851)	—
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,206,179	109,164	110,834,895	10,831,753	69,840,834	393,082	490,191	52,709,087
SA Multi-Managed International Equity Portfolio, Class 1	231,651	—	20,512,294	2,011,601	14,840,022	2,828,491	(158,422)	10,353,942
SA Multi-Managed Large Cap Growth Portfolio, Class 1	76,300	899,378	30,337,773	1,609,897	22,174,115	3,953,472	(972,844)	12,754,183
SA Multi-Managed Large Cap Value Portfolio, Class 1	335,758	1,192,870	33,123,510	2,157,634	21,315,783	4,631,621	(4,938,979)	13,658,003
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	112,569	1,347,884	1,166,243	1,364,670	129,356	71,513	1,350,326
SA Multi-Managed Mid Cap Value Portfolio, Class 1	18,108	175,373	1,556,652	1,752,316	1,235,968	209,213	(328,425)	1,953,788
SA Multi-Managed Small Cap Portfolio, Class 1	6,991	166,578	3,904,068	1,250,123	3,247,385	281,088	(290,802)	1,897,092
SA Wellington Real Return Portfolio, Class 1	370,762	—	14,268,428	3,742,950	2,442,732	(26,102)	(134,822)	15,407,722
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	1,437	276,201	—	4,366,391	866,332	29,745	143,152	3,672,956
SA DFA Ultra Short Bond Portfolio, Class 1	11,242	—	9,089,289	2,630,569	8,452,204	47,754	(12,647)	3,302,761
SA Federated Corporate Bond Portfolio, Class 1	549,078	55,862	—	13,987,335	1,324,693	(50,558)	(638,517)	11,973,567
SA Fixed Income Index Portfolio, Class 1	—	—	—	12,643,231	982,475	(6,980)	(99,634)	11,554,142
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	11,724,476	882,215	(9,734)	(134,413)	10,698,114
SA Franklin Small Company Value Portfolio, Class 1	—	—	—	608,781	36,726	(878)	(15,866)	555,311
SA International Index Portfolio, Class 1	120,139	15,246	—	6,207,873	573,326	20,969	94,134	5,749,650
SA Invesco Growth Opportunities Portfolio, Class 1	—	28,171	—	876,998	88,313	4,822	74,185	867,692
SA JPMorgan Emerging Markets Portfolio, Class 1	44,249	—	1,514,960	811,486	528,801	126,578	334,323	2,258,546

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2018
SA JPMorgan Equity-Income Portfolio, Class 1	$132,841	$311,766	$—	$6,672,690	$1,249,877	$23,276	$71,325	$5,517,414
SA JPMorgan MFS Core Bond Portfolio, Class 1	369,829	—	—	17,379,220	1,446,280	(50,674)	(573,720)	15,308,546
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	96,144	—	1,872,738	189,242	9,419	134,441	1,827,356
SA Large Cap Index Portfolio, Class 1	134,698	98,905	—	10,986,081	4,098,280	281,227	350,241	7,519,269
SA Legg Mason BW Large Cap Value Portfolio, Class 1	47,860	93,311	—	2,848,691	508,395	19,324	28,661	2,388,281
SA MFS Blue Chip Growth, Class 1	35,738	109,286	—	5,505,006	1,215,047	90,703	320,428	4,701,090
SA Mid Cap Index Portfolio, Class 1	6,183	5,229	—	747,549	75,697	4,863	52,311	729,026
SA Morgan Stanley International Equities Portfolio, Class 1	41,803	—	—	3,687,038	352,356	9,602	70,565	3,414,849
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	48,965	113,348	—	5,062,628	469,808	2,509	(129,175)	4,466,154
SA PineBridge High-Yield Bond Portfolio, Class 1	438,363	—	9,560,910	635,964	5,816,245	328,060	(375,901)	4,332,788
SA Putnam International Growth and Income Portfolio, Class 1	26,352	—	—	1,844,151	177,049	5,625	26,228	1,698,955
SA Small Cap Index Portfolio, Class 1	26,342	26,823	—	4,410,181	402,344	34,865	73,876	4,116,578
	$4,454,241	$3,886,224	$241,040,109	$150,504,485	$172,522,302	$13,949,455	$(7,073,919)	$225,897,828

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets.

At March 31, 2018, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Growth Portfolio	1.46%	98.54%	—%	—%	—%	—%	—%	—%	—%
SA Multi-Managed Moderate Growth Portfolio	0.89	99.11	—	—	—	—	—	—	—
SA Multi-Managed Income/Equity Portfolio	0.57	99.43	—	—	—	—	—	—	—
SA Multi-Managed Income Portfolio	0.93	99.07	—	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	2.36	97.13	0.51	—	—	—	—	—	—
SA T. Rowe Price Growth Stock Portfolio	0.23	22.63	—	—	—	—	—	77.14	—
SA Multi-Managed Large Cap Growth Portfolio	0.13	11.37	—	2.49	2.59	8.78	4.85	33.15	36.64
SA Multi-Managed Large Cap Value Portfolio	0.05	5.21	—	1.57	1.67	5.65	3.07	46.81	35.97
SA Multi-Managed Mid Cap Growth Portfolio	0.27	18.77	—	0.58	0.67	2.15	1.20	45.93	30.43
SA Multi-Managed Mid Cap Value Portfolio	0.26	17.32	—	0.77	0.79	2.78	1.56	57.87	18.65
SA Multi-Managed Small Cap Portfolio	0.20	11.26	—	0.66	0.66	2.20	1.23	37.09	46.70
SA Multi-Managed International Equity Portfolio	0.12	6.36	—	1.68	2.01	6.45	3.26	50.67	29.45
SA Multi-Managed Diversified Fixed Income Portfolio	0.08	3.82	—	4.96	0.46	6.19	4.79	66.88	12.82
SA Wellington Real Return Portfolio	2.80	50.32	0.16	1.97	0.36	2.72	2.06	28.88	10.73
SA Columbia Focused Growth Portfolio	0.62	40.38	—	—	—	—	—	59.00	—
SA Columbia Focused Value Portfolio	0.10	8.11	—	—	—	—	—	58.91	32.88
SA Allocation Growth Portfolio	6.38	92.29	1.33	—	—	—	—	—	—
SA Allocation Moderate Growth Portfolio	5.78	93.91	0.31	—	—	—	—	—	—
SA Allocation Moderate Portfolio	6.28	93.01	0.71	—	—	—	—	—	—
SA Allocation Balanced Portfolio	9.79	89.74	0.47	—	—	—	—	—	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2018, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Growth	26	$202	$106,469	2.50%
SA Multi-Managed Moderate Growth	8	60	104,920	2.59
SA Multi-Managed Income/Equity	11	87	114,692	2.44
SA Multi-Managed Income	3	26	105,720	2.94
SA Putnam Asset Allocation Diversified Growth	1	70	1,010,996	2.49
SA Multi-Managed Large Cap Growth	8	3,144	5,396,944	2.60
SA Multi-Managed Large Cap Value	64	2,262	521,088	2.54
SA Multi-Managed Mid Cap Growth	7	105	182,771	2.95
SA Multi-Managed Mid Cap Value	8	1,527	608,114	2.48
SA Multi-Managed International Equity	54	6,154	1,590,303	2.60
SA Multi-Managed Diversified Fixed Income	4	304	1,030,698	2.63
SA Columbia Focused Growth	6	477	1,152,586	2.48
SA Columbia Focused Value	5	214	662,035	2.32

As of March 31, 2018, there were no outstanding borrowings.

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2018, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
SA T. Rowe Price Growth Stock	$575,691	$1,043,291	$337,167
SA Multi-Managed Large Cap Value	3,272,557	3,547,339	97,810
SA Multi-Managed Mid Cap Growth	—	796,246	(19,295)
SA Multi-Managed Mid Cap Value	313,833	49,261	(1,947)

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2018, none of the Portfolios participated in this program.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Growth Portfolio## Class 1
03/31/14	$17.76	$0.09	$2.89	$2.98	$(0.13)	$(0.45)	$(0.58)	$20.16	16.90%	$13,202	1.28%		0.43%		80%
03/31/15	20.16	0.13	2.19	2.32	(0.10)	(3.07)	(3.17)	19.31	12.54	12,718	1.17		0.62		67
03/31/16	19.31	0.10	(0.64)	(0.54)	(0.12)	(2.76)	(2.88)	15.89	(2.79)	10,696	1.19		0.56		51
03/31/17	15.89	0.08	1.74	1.82	(0.10)	(1.13)	(1.23)	16.48	11.72	10,069	1.22		0.51		48
03/31/18	16.48	0.07	1.81	1.88	(0.09)	(1.25)	(1.34)	17.02	11.45	9,976	1.23	(2)	0.41	(2)	51
SA Multi-Managed Growth Portfolio## Class 2
03/31/14	17.75	0.06	2.89	2.95	(0.10)	(0.45)	(0.55)	20.15	16.73	24,035	1.43		0.28		80
03/31/15	20.15	0.10	2.18	2.28	(0.07)	(3.07)	(3.14)	19.29	12.31	23,033	1.32		0.47		67
03/31/16	19.29	0.07	(0.63)	(0.56)	(0.09)	(2.76)	(2.85)	15.88	(2.90)	19,939	1.34		0.40		51
03/31/17	15.88	0.06	1.73	1.79	(0.07)	(1.13)	(1.20)	16.47	11.54	19,227	1.37		0.36		48
03/31/18	16.47	0.05	1.80	1.85	(0.06)	(1.25)	(1.31)	17.01	11.29	19,251	1.38	(2)	0.26	(2)	51
SA Multi-Managed Growth Portfolio## Class 3
03/31/14	17.72	0.04	2.88	2.92	(0.09)	(0.45)	(0.54)	20.10	16.58	38,236	1.52		0.19		80
03/31/15	20.10	0.07	2.19	2.26	(0.05)	(3.07)	(3.12)	19.24	12.23	35,817	1.42		0.37		67
03/31/16	19.24	0.05	(0.63)	(0.58)	(0.06)	(2.76)	(2.82)	15.84	(3.00)	27,626	1.44		0.30		51
03/31/17	15.84	0.04	1.74	1.78	(0.05)	(1.13)	(1.18)	16.44	11.46	26,332	1.47		0.26		48
03/31/18	16.44	0.03	1.79	1.82	(0.04)	(1.25)	(1.29)	16.97	11.13	23,755	1.48	(2)	0.16	(2)	51

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  ##  See Note 1

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA Multi-Managed Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
SA Multi-Managed Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/18
SA Multi-Managed Growth Portfolio Class 1	0.00%
SA Multi-Managed Growth Portfolio Class 2	0.00
SA Multi-Managed Growth Portfolio Class 3	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Moderate Growth Portfolio## Class 1
03/31/14	$14.44	$0.12	$1.76	$1.88	$(0.15)	$(0.82)	$(0.97)	$15.35	13.24%	$13,622	1.09%		0.78%		74%
03/31/15	15.35	0.15	1.39	1.54	(0.13)	(1.71)	(1.84)	15.05	10.74	13,247	1.02		0.98		71
03/31/16	15.05	0.14	(0.46)	(0.32)	(0.20)	(2.10)	(2.30)	12.43	(2.00)	10,538	1.04		1.01		48
03/31/17	12.43	0.13	1.11	1.24	(0.16)	(0.98)	(1.14)	12.53	10.24	9,579	1.07		1.02		44
03/31/18	12.53	0.11	1.05	1.16	(0.13)	(0.66)	(0.79)	12.90	9.25	9,450	1.08	(2)	0.84	(2)	54
SA Multi-Managed Moderate Growth Portfolio## Class 2
03/31/14	14.42	0.10	1.76	1.86	(0.13)	(0.82)	(0.95)	15.33	13.08	55,102	1.24		0.63		74
03/31/15	15.33	0.13	1.38	1.51	(0.11)	(1.71)	(1.82)	15.02	10.51	52,837	1.17		0.83		71
03/31/16	15.02	0.12	(0.45)	(0.33)	(0.18)	(2.10)	(2.28)	12.41	(2.12)	44,942	1.19		0.86		48
03/31/17	12.41	0.11	1.10	1.21	(0.13)	(0.98)	(1.11)	12.51	10.06	42,741	1.22		0.86		44
03/31/18	12.51	0.09	1.05	1.14	(0.11)	(0.66)	(0.77)	12.88	9.10	42,662	1.23	(2)	0.69	(2)	54
SA Multi-Managed Moderate Growth Portfolio## Class 3
03/31/14	14.39	0.08	1.75	1.83	(0.12)	(0.82)	(0.94)	15.28	12.95	78,568	1.33		0.54		74
03/31/15	15.28	0.11	1.39	1.50	(0.10)	(1.71)	(1.81)	14.97	10.46	71,822	1.27		0.73		71
03/31/16	14.97	0.11	(0.46)	(0.35)	(0.14)	(2.10)	(2.24)	12.38	(2.25)	40,753	1.29		0.75		48
03/31/17	12.38	0.10	1.10	1.20	(0.11)	(0.98)	(1.09)	12.49	9.95	38,030	1.32		0.76		44
03/31/18	12.49	0.08	1.05	1.13	(0.09)	(0.66)	(0.75)	12.87	9.07	35,834	1.33	(2)	0.59	(2)	54

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  ##  See Note 1

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/18
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Income/Equity Portfolio## Class 1
03/31/14	$12.69	$0.17	$0.65	$0.82	$(0.22)	$(0.50)	$(0.72)	$12.79	6.65%	$12,165	1.05%	1.35%	77%
03/31/15	12.79	0.19	0.82	1.01	(0.19)	(1.00)	(1.19)	12.61	8.20	11,927	1.00	1.45	86
03/31/16	12.61	0.19	(0.22)	(0.03)	(0.27)	(1.30)	(1.57)	11.01	(0.11)	9,748	1.02	1.60	45
03/31/17	11.01	0.18	0.47	0.65	(0.19)	(0.48)	(0.67)	10.99	6.03	8,749	1.06	1.57	42
03/31/18	10.99	0.16	0.58	0.74	(0.19)	(0.35)	(0.54)	11.19	6.70	8,614	1.08	1.40	62
SA Multi-Managed Income/Equity Portfolio## Class 2
03/31/14	12.67	0.15	0.65	0.80	(0.20)	(0.50)	(0.70)	12.77	6.48	46,030	1.20	1.20	77
03/31/15	12.77	0.17	0.82	0.99	(0.17)	(1.00)	(1.17)	12.59	8.03	44,486	1.15	1.31	86
03/31/16	12.59	0.17	(0.22)	(0.05)	(0.25)	(1.30)	(1.55)	10.99	(0.28)	37,891	1.17	1.45	45
03/31/17	10.99	0.16	0.47	0.63	(0.17)	(0.48)	(0.65)	10.97	5.85	35,229	1.22	1.42	42
03/31/18	10.97	0.14	0.58	0.72	(0.17)	(0.35)	(0.52)	11.17	6.54	33,123	1.23	1.25	62
SA Multi-Managed Income/Equity Portfolio## Class 3
03/31/14	12.65	0.14	0.64	0.78	(0.20)	(0.50)	(0.70)	12.73	6.33	49,269	1.29	1.09	77
03/31/15	12.73	0.16	0.82	0.98	(0.16)	(1.00)	(1.16)	12.55	7.98	45,831	1.25	1.21	86
03/31/16	12.55	0.17	(0.23)	(0.06)	(0.21)	(1.30)	(1.51)	10.98	(0.35)	23,038	1.26	1.34	45
03/31/17	10.98	0.15	0.46	0.61	(0.14)	(0.48)	(0.62)	10.97	5.67	20,590	1.31	1.32	42
03/31/18	10.97	0.13	0.59	0.72	(0.16)	(0.35)	(0.51)	11.18	6.50	18,900	1.33	1.15	62

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  ##  See Note 1

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA Multi-Managed Income/Equity Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
SA Multi-Managed Income/Equity Portfolio Class 3	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Income Portfolio## Class 1
03/31/14	$12.39	$0.20	$0.18	$0.38	$(0.25)	$(0.42)	$(0.67)	$12.10	3.20%	$10,622	1.05%	1.59%	63%
03/31/15	12.10	0.22	0.53	0.75	(0.22)	(0.53)	(0.75)	12.10	6.30	9,975	1.00	1.81	87
03/31/16	12.10	0.24	(0.22)	0.02	(0.28)	(0.82)	(1.10)	11.02	0.29	6,841	1.01	2.01	46
03/31/17	11.02	0.22	0.27	0.49	(0.23)	(0.24)	(0.47)	11.04	4.50	6,106	1.08	1.95	41
03/31/18	11.04	0.20	0.25	0.45	(0.22)	(0.22)	(0.44)	11.05	4.08	5,538	1.09	1.74	62
SA Multi-Managed Income Portfolio## Class 2
03/31/14	12.37	0.18	0.18	0.36	(0.23)	(0.42)	(0.65)	12.08	3.02	37,405	1.21	1.44	63
03/31/15	12.08	0.20	0.53	0.73	(0.20)	(0.53)	(0.73)	12.08	6.13	36,076	1.15	1.65	87
03/31/16	12.08	0.22	(0.22)	0.00	(0.26)	(0.82)	(1.08)	11.00	0.11	30,780	1.17	1.87	46
03/31/17	11.00	0.20	0.28	0.48	(0.21)	(0.24)	(0.45)	11.03	4.41	29,068	1.23	1.80	41
03/31/18	11.03	0.18	0.25	0.43	(0.20)	(0.22)	(0.42)	11.04	3.92	27,062	1.24	1.59	62
SA Multi-Managed Income Portfolio## Class 3
03/31/14	12.35	0.16	0.18	0.34	(0.23)	(0.42)	(0.65)	12.04	2.84	38,707	1.29	1.32	63
03/31/15	12.04	0.19	0.52	0.71	(0.18)	(0.53)	(0.71)	12.04	6.06	36,255	1.25	1.55	87
03/31/16	12.04	0.21	(0.22)	(0.01)	(0.23)	(0.82)	(1.05)	10.98	0.01	20,719	1.26	1.75	46
03/31/17	10.98	0.19	0.28	0.47	(0.18)	(0.24)	(0.42)	11.03	4.35	17,689	1.33	1.70	41
03/31/18	11.03	0.17	0.25	0.42	(0.19)	(0.22)	(0.41)	11.04	3.81	16,906	1.34	1.49	62

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  ##  See Note 1

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Putnam Asset Allocation Diversified Growth Portfolio## Class 1
03/31/14	$11.25	$0.20	$1.86	$2.06	$(0.33)	$—	$(0.33)	$12.98	18.43%	$22,898	1.01%	1.63%	61%
03/31/15	12.98	0.18	1.17	1.35	(0.24)	(0.10)	(0.34)	13.99	10.56	21,958	0.99	1.36	79
03/31/16	13.99	0.19	(0.85)	(0.66)	(0.43)	(1.42)	(1.85)	11.48	(4.69)	17,363	0.98	1.46	94
03/31/17	11.48	0.17	1.38	1.55	(0.11)	(1.07)	(1.18)	11.85	13.98	15,897	1.04	1.41	106
03/31/18	11.85	0.19	1.29	1.48	(0.21)	(0.97)	(1.18)	12.15	12.43	15,727	0.96	1.49	69
SA Putnam Asset Allocation Diversified Growth Portfolio## Class 2
03/31/14	11.24	0.18	1.86	2.04	(0.31)	—	(0.31)	12.97	18.26	74,099	1.16	1.48	61
03/31/15	12.97	0.16	1.17	1.33	(0.22)	(0.10)	(0.32)	13.98	10.39	70,798	1.14	1.21	79
03/31/16	13.98	0.17	(0.85)	(0.68)	(0.41)	(1.42)	(1.83)	11.47	(4.88)	60,314	1.13	1.31	94
03/31/17	11.47	0.15	1.39	1.54	(0.09)	(1.07)	(1.16)	11.85	13.88	57,135	1.19	1.26	106
03/31/18	11.85	0.17	1.29	1.46	(0.19)	(0.97)	(1.16)	12.15	12.25	55,477	1.11	1.33	69
SA Putnam Asset Allocation Diversified Growth Portfolio## Class 3
03/31/14	11.22	0.17	1.86	2.03	(0.30)	—	(0.30)	12.95	18.18	65,734	1.26	1.38	61
03/31/15	12.95	0.15	1.17	1.32	(0.21)	(0.10)	(0.31)	13.96	10.28	61,850	1.24	1.11	79
03/31/16	13.96	0.16	(0.85)	(0.69)	(0.40)	(1.42)	(1.82)	11.45	(5.00)	51,394	1.23	1.21	94
03/31/17	11.45	0.14	1.39	1.53	(0.08)	(1.07)	(1.15)	11.83	13.77	49,593	1.29	1.16	106
03/31/18	11.83	0.15	1.28	1.43	(0.18)	(0.97)	(1.15)	12.11	12.07	77,570	1.21	1.24	69

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  ##  See Note 1

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA Multi-Managed Asset Allocation Diversified Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Asset Allocation Diversified Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Asset Allocation Diversified Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA Multi-Managed Asset Allocation Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
SA Multi-Managed Asset Allocation Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10
SA Multi-Managed Asset Allocation Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio## Class 1
03/31/14	$18.68	$(0.05)	$5.08	$5.03	$—	$(0.85)	$(0.85)	$22.86	27.01%	$237,515	0.91%	(0.23)%	36%
03/31/15	22.86	(0.03)	3.70	3.67	—	(1.25)	(1.25)	25.28	16.53	381,906	0.88	(0.15)	32
03/31/16	25.28	(0.05)	(0.22)	(0.27)	—	(1.80)	(1.80)	23.21	(1.32)	387,062	0.87	(0.19)	43
03/31/17	23.21	(0.01)	4.13	4.12	—	(2.54)	(2.54)	24.79	18.78	357,120	0.87	(0.04)	38
03/31/18	24.79	0.01	5.93	5.94	—	(3.42)	(3.42)	27.31	24.49	333,144	0.87	0.02	50
SA T. Rowe Price Growth Stock Portfolio## Class 2
03/31/14	18.46	(0.08)	5.02	4.94	—	(0.85)	(0.85)	22.55	26.84	58,280	1.06	(0.38)	36
03/31/15	22.55	(0.07)	3.65	3.58	—	(1.25)	(1.25)	24.88	16.36	55,803	1.03	(0.30)	32
03/31/16	24.88	(0.08)	(0.23)	(0.31)	—	(1.80)	(1.80)	22.77	(1.51)	47,757	1.02	(0.34)	43
03/31/17	22.77	(0.05)	4.05	4.00	—	(2.54)	(2.54)	24.23	18.61	45,160	1.02	(0.19)	38
03/31/18	24.23	(0.04)	5.80	5.76	—	(3.42)	(3.42)	26.57	24.31	43,404	1.02	(0.13)	50
SA T. Rowe Price Growth Stock Portfolio## Class 3
03/31/14	18.33	(0.10)	4.98	4.88	—	(0.85)	(0.85)	22.36	26.70	53,760	1.16	(0.48)	36
03/31/15	22.36	(0.09)	3.62	3.53	—	(1.25)	(1.25)	24.64	16.27	50,706	1.13	(0.40)	32
03/31/16	24.64	(0.11)	(0.22)	(0.33)	—	(1.80)	(1.80)	22.51	(1.61)	42,384	1.12	(0.44)	43
03/31/17	22.51	(0.07)	4.00	3.93	—	(2.54)	(2.54)	23.90	18.52	39,088	1.12	(0.29)	38
03/31/18	23.90	(0.06)	5.71	5.65	—	(3.42)	(3.42)	26.13	24.18	35,916	1.12	(0.23)	50

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  ##  See Note 1

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA T. Rowe Price Growth Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA T. Rowe Price Growth Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA T. Rowe Price Growth Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio## Class 1
03/31/14	$11.66	$0.06	$2.55	$2.61	$(0.08)	$(0.47)	$(0.55)	$13.72	22.60%	$158,516	0.85%	0.47%	69%
03/31/15	13.72	0.08	2.07	2.15	(0.06)	(2.01)	(2.07)	13.80	16.61	216,793	0.84	0.57	43
03/31/16	13.80	0.07	(0.07)	(0.00)	(0.07)	(1.28)	(1.35)	12.45	(0.04)	244,613	0.83	0.53	46
03/31/17	12.45	0.07	1.63	1.70	(0.06)	(0.40)	(0.46)	13.69	13.96	475,135	0.82	0.58	47
03/31/18	13.69	0.07	2.54	2.61	(0.08)	(0.90)	(0.98)	15.32	19.23	458,603	0.81	0.49	36
SA Multi-Managed Large Cap Growth Portfolio## Class 2
03/31/14	11.50	0.04	2.51	2.55	(0.06)	(0.47)	(0.53)	13.52	22.38	41,595	1.01	0.32	69
03/31/15	13.52	0.06	2.04	2.10	(0.03)	(2.01)	(2.04)	13.58	16.52	41,272	0.98	0.41	43
03/31/16	13.58	0.05	(0.07)	(0.02)	(0.05)	(1.28)	(1.33)	12.23	(0.20)	35,318	0.98	0.37	46
03/31/17	12.23	0.05	1.60	1.65	(0.04)	(0.40)	(0.44)	13.44	13.79	33,597	0.97	0.40	47
03/31/18	13.44	0.05	2.49	2.54	(0.06)	(0.90)	(0.96)	15.02	19.07	34,895	0.96	0.34	36
SA Multi-Managed Large Cap Growth Portfolio## Class 3
03/31/14	11.42	0.03	2.50	2.53	(0.05)	(0.47)	(0.52)	13.43	22.31	211,518	1.11	0.22	69
03/31/15	13.43	0.04	2.03	2.07	(0.02)	(2.01)	(2.03)	13.47	16.35	195,439	1.08	0.31	43
03/31/16	13.47	0.04	(0.08)	(0.04)	(0.04)	(1.28)	(1.32)	12.11	(0.35)	199,168	1.08	0.28	46
03/31/17	12.11	0.03	1.60	1.63	(0.03)	(0.40)	(0.43)	13.31	13.73	18,151	1.06	0.18	47
03/31/18	13.31	0.04	2.46	2.50	(0.04)	(0.90)	(0.94)	14.87	18.96	18,417	1.06	0.24	36

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  ##  See Note 1

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio## Class 1
03/31/14	$13.63	$0.27	$2.35	$2.62	$(0.15)	$—	$(0.15)	$16.10	19.27%	$392,153	0.82%	1.87%	31%
03/31/15	16.10	0.25	0.90	1.15	(0.19)	(0.02)	(0.21)	17.04	7.16	672,766	0.79	1.55	27
03/31/16	17.04	0.30	(0.87)	(0.57)	(0.23)	(0.87)	(1.10)	15.37	(3.19)	771,124	0.78	1.87	62
03/31/17	15.37	0.29	2.46	2.75	(0.28)	(0.54)	(0.82)	17.30	18.05	979,942	0.78	1.78	43
03/31/18	17.30	0.32	0.92	1.24	(0.40)	(1.42)	(1.82)	16.72	6.97	825,844	0.78	1.79	34
SA Multi-Managed Large Cap Value Portfolio## Class 2
03/31/14	13.62	0.24	2.35	2.59	(0.13)	—	(0.13)	16.08	19.04	39,393	0.98	1.59	31
03/31/15	16.08	0.23	0.89	1.12	(0.16)	(0.02)	(0.18)	17.02	7.00	36,827	0.94	1.39	27
03/31/16	17.02	0.27	(0.86)	(0.59)	(0.20)	(0.87)	(1.07)	15.36	(3.32)	29,350	0.93	1.69	62
03/31/17	15.36	0.27	2.45	2.72	(0.25)	(0.54)	(0.79)	17.29	17.90	29,795	0.93	1.61	43
03/31/18	17.29	0.29	0.92	1.21	(0.38)	(1.42)	(1.80)	16.70	6.77	27,174	0.93	1.63	34
SA Multi-Managed Large Cap Value Portfolio## Class 3
03/31/14	13.59	0.22	2.35	2.57	(0.11)	—	(0.11)	16.05	18.98	280,113	1.08	1.51	31
03/31/15	16.05	0.22	0.88	1.10	(0.14)	(0.02)	(0.16)	16.99	6.91	271,186	1.04	1.29	27
03/31/16	16.99	0.26	(0.87)	(0.61)	(0.16)	(0.87)	(1.03)	15.35	(3.42)	155,929	1.03	1.56	62
03/31/17	15.35	0.25	2.46	2.71	(0.24)	(0.54)	(0.78)	17.28	17.80	16,087	1.02	1.28	43
03/31/18	17.28	0.27	0.92	1.19	(0.35)	(1.42)	(1.77)	16.70	6.70	14,784	1.03	1.53	34
SA Multi-Managed Mid Cap Growth Portfolio## Class 1
03/31/14	14.16	(0.02)	3.38	3.36	—	(0.43)	(0.43)	17.09	23.88	82,505	0.99	(0.15)	55
03/31/15	17.09	(0.02)	2.21	2.19	—	(1.42)	(1.42)	17.86	13.56	140,381	0.94	(0.13)	48
03/31/16	17.86	(0.01)	(1.19)	(1.20)	—	(1.02)	(1.02)	15.64	(6.77)	137,158	0.94	(0.08)	47
03/31/17	15.64	(0.01)	2.33	2.32	—	(0.87)	(0.87)	17.09	15.14	166,759	0.94	(0.04)	47
03/31/18	17.09	(0.01)	3.55	3.54	—	(1.65)	(1.65)	18.98	21.07	191,355	0.93	(0.03)	45
SA Multi-Managed Mid Cap Growth Portfolio## Class 2
03/31/14	13.80	(0.05)	3.30	3.25	—	(0.43)	(0.43)	16.62	23.70	30,749	1.15	(0.33)	55
03/31/15	16.62	(0.05)	2.15	2.10	—	(1.42)	(1.42)	17.30	13.40	28,242	1.09	(0.29)	48
03/31/16	17.30	(0.04)	(1.14)	(1.18)	—	(1.02)	(1.02)	15.10	(6.87)	22,390	1.09	(0.23)	47
03/31/17	15.10	(0.03)	2.23	2.20	—	(0.87)	(0.87)	16.43	14.89	22,024	1.09	(0.20)	47
03/31/18	16.43	(0.03)	3.41	3.38	—	(1.65)	(1.65)	18.16	20.94	23,377	1.08	(0.18)	45
SA Multi-Managed Mid Cap Growth Portfolio## Class 3
03/31/14	13.61	(0.07)	3.26	3.19	—	(0.43)	(0.43)	16.37	23.59	50,088	1.25	(0.43)	55
03/31/15	16.37	(0.06)	2.11	2.05	—	(1.42)	(1.42)	17.00	13.30	53,768	1.19	(0.38)	48
03/31/16	17.00	(0.05)	(1.14)	(1.19)	—	(1.02)	(1.02)	14.79	(7.06)	61,932	1.19	(0.30)	47
03/31/17	14.79	(0.06)	2.21	2.15	—	(0.87)	(0.87)	16.07	14.86	15,080	1.18	(0.35)	47
03/31/18	16.07	(0.05)	3.33	3.28	—	(1.65)	(1.65)	17.70	20.79	15,193	1.18	(0.28)	45

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  ##  See Note 1

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA Multi-Managed Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio## Class 1
03/31/14	$16.81	$0.18	$3.35	$3.53	$(0.14)	$—	$(0.14)	$20.20	21.05%	$164,147	0.93%		0.98%		68%
03/31/15	20.20	0.13	1.99	2.12	(0.18)	(1.72)	(1.90)	20.42	11.09	193,319	0.91		0.64		95
03/31/16	20.42	0.19	(1.53)	(1.34)	(0.11)	(3.15)	(3.26)	15.82	(5.94)	233,605	0.91		1.05		67
03/31/17	15.82	0.17	2.61	2.78	(0.19)	(0.32)	(0.51)	18.09	17.65	238,924	0.91		1.02		84
03/31/18	18.09	0.15	1.11	1.26	(0.24)	(2.32)	(2.56)	16.79	6.82	211,203	0.93		0.85		30
SA Multi-Managed Mid Cap Value Portfolio## Class 2
03/31/14	16.78	0.13	3.36	3.49	(0.11)	—	(0.11)	20.16	20.86	36,743	1.08		0.72		68
03/31/15	20.16	0.09	1.99	2.08	(0.14)	(1.72)	(1.86)	20.38	10.93	34,526	1.06		0.45		95
03/31/16	20.38	0.15	(1.52)	(1.37)	(0.08)	(3.15)	(3.23)	15.78	(6.12)	27,278	1.06		0.84		67
03/31/17	15.78	0.15	2.60	2.75	(0.16)	(0.32)	(0.48)	18.05	17.52	27,352	1.06		0.86		84
03/31/18	18.05	0.13	1.09	1.22	(0.21)	(2.32)	(2.53)	16.74	6.63	25,021	1.08		0.70		30
SA Multi-Managed Mid Cap Value Portfolio## Class 3
03/31/14	16.74	0.11	3.35	3.46	(0.09)	—	(0.09)	20.11	20.71	133,694	1.18		0.60		68
03/31/15	20.11	0.07	1.99	2.06	(0.11)	(1.72)	(1.83)	20.34	10.83	114,177	1.16		0.34		95
03/31/16	20.34	0.13	(1.51)	(1.38)	(0.06)	(3.15)	(3.21)	15.75	(6.18)	51,112	1.15		0.65		67
03/31/17	15.75	0.12	2.60	2.72	(0.14)	(0.32)	(0.46)	18.01	17.35	18,771	1.16		0.65		84
03/31/18	18.01	0.11	1.09	1.20	(0.19)	(2.32)	(2.51)	16.70	6.53	16,337	1.18		0.60		30
SA Multi-Managed Small Cap Portfolio## Class 1
03/31/14	11.21	0.05	2.84	2.89	—	—	—	14.10	25.78	95,264	0.99		0.37		41
03/31/15	14.10	0.06	0.71	0.77	(0.03)	(0.56)	(0.59)	14.28	5.78	147,337	0.94		0.46		40
03/31/16	14.28	0.04	(1.38)	(1.34)	(0.05)	(0.95)	(1.00)	11.94	(9.43)	243,707	0.93		0.32		65
03/31/17	11.94	0.03	2.34	2.37	(0.03)	(0.20)	(0.23)	14.08	19.77	266,149	0.91		0.27		33
03/31/18	14.08	0.03	1.55	1.58	(0.06)	(1.32)	(1.38)	14.28	11.30	255,293	0.91	(2)	0.19	(2)	30
SA Multi-Managed Small Cap Portfolio## Class 2
03/31/14	10.99	0.02	2.79	2.81	—	—	—	13.80	25.57	27,478	1.15		0.14		41
03/31/15	13.80	0.03	0.71	0.74	(0.01)	(0.56)	(0.57)	13.97	5.65	23,823	1.09		0.25		40
03/31/16	13.97	0.02	(1.35)	(1.33)	(0.03)	(0.95)	(0.98)	11.66	(9.61)	18,131	1.08		0.13		65
03/31/17	11.66	0.01	2.29	2.30	(0.01)	(0.20)	(0.21)	13.75	19.65	18,708	1.06		0.11		33
03/31/18	13.75	0.01	1.51	1.52	(0.04)	(1.32)	(1.36)	13.91	11.13	17,739	1.06	(2)	0.04	(2)	30
SA Multi-Managed Small Cap Portfolio## Class 3
03/31/14	10.86	0.01	2.75	2.76	—	—	—	13.62	25.41	96,671	1.25		0.04		41
03/31/15	13.62	0.02	0.70	0.72	—	(0.56)	(0.56)	13.78	5.60	85,401	1.19		0.15		40
03/31/16	13.78	0.00	(1.33)	(1.33)	—	(0.95)	(0.95)	11.50	(9.70)	51,317	1.17		0.01		65
03/31/17	11.50	(0.01)	2.26	2.25	—	(0.20)	(0.20)	13.55	19.51	12,528	1.16		(0.09)		33
03/31/18	13.55	(0.01)	1.49	1.48	(0.02)	(1.32)	(1.34)	13.69	11.03	12,309	1.16	(2)	(0.06	)(2)	30

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  ##  See Note 1

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA Multi-Managed Mid Cap Value Class 1	0.00%	0.00%	0.01%	0.00%	0.00%
SA Multi-Managed Mid Cap Value Class 2	0.00	0.00	0.01	0.00	0.00
SA Multi-Managed Mid Cap Value Class 3	0.00	0.00	0.01	0.01	0.00
SA Multi-Managed Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/18
SA Multi-Managed Small Cap Portfolio Class 1	0.00%
SA Multi-Managed Small Cap Portfolio Class 2	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed International Equity Portfolio## Class 1
03/31/14	$7.97	$0.15	$0.99	$1.14	$(0.10)	$—	$(0.10)	$9.01	14.32%	$268,032	1.03	%(1)	1.84	%(1)	52%
03/31/15	9.01	0.14	(0.20)	(0.06)	(0.14)	—	(0.14)	8.81	(0.62)	421,202	0.99	(1)(2)	1.58	(1)(2)	64
03/31/16	8.81	0.13	(1.00)	(0.87)	(0.11)	—	(0.11)	7.83	(9.94)	500,027	0.92	(1)(2)	1.63	(1)(2)	28
03/31/17	7.83	0.14	0.68	0.82	(0.15)	—	(0.15)	8.50	10.65	630,997	0.93	(1)(2)	1.82	(1)(2)	50
03/31/18	8.50	0.16	1.23	1.39	(0.20)	—	(0.20)	9.69	16.37 (3)	577,544	0.95	(2)	1.72	(2)	20
SA Multi-Managed International Equity Portfolio## Class 2
03/31/14	7.98	0.14	0.98	1.12	(0.09)	—	(0.09)	9.01	14.00	30,386	1.18	(1)	1.65	(1)	52
03/31/15	9.01	0.13	(0.20)	(0.07)	(0.12)	—	(0.12)	8.82	(0.68)	28,805	1.13	(1)(2)	1.46	(1)(2)	64
03/31/16	8.82	0.13	(1.02)	(0.89)	(0.09)	—	(0.09)	7.84	(10.09)	22,223	1.08	(1)(2)	1.52	(1)(2)	28
03/31/17	7.84	0.15	0.66	0.81	(0.14)	—	(0.14)	8.51	10.46	20,693	1.08	(1)(2)	1.84	(1)(2)	50
03/31/18	8.51	0.15	1.24	1.39	(0.19)	—	(0.19)	9.71	16.33 (3)	21,848	1.10	(2)	1.54	(2)	20
SA Multi-Managed International Equity Portfolio## Class 3
03/31/14	7.95	0.14	0.97	1.11	(0.08)	—	(0.08)	8.98	13.95	266,042	1.29	(1)	1.56	(1)	52
03/31/15	8.98	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)	8.79	(0.80)	266,271	1.23	(1)(2)	1.35	(1)(2)	64
03/31/16	8.79	0.12	(1.02)	(0.90)	(0.08)	—	(0.08)	7.81	(10.21)	231,504	1.18	(1)(2)	1.40	(1)(2)	28
03/31/17	7.81	0.27	0.53	0.80	(0.13)	—	(0.13)	8.48	10.38	17,067	1.17	(1)(2)	2.85	(1)(2)	50
03/31/18	8.48	0.14	1.23	1.37	(0.18)	—	(0.18)	9.67	16.12 (3)	16,719	1.20	(2)	1.46	(2)	20
SA Multi-Managed Diversified Fixed Income Portfolio## Class 1
03/31/14	12.00	0.20	(0.31)	(0.11)	(0.20)	(0.11)	(0.31)	11.58	(0.87)	402,275	0.70		1.77		88
03/31/15	11.58	0.22	0.33	0.55	(0.21)	—	(0.21)	11.92	4.75	637,855	0.69		1.92		56
03/31/16	11.92	0.23	(0.10)	0.13	(0.23)	(0.08)	(0.31)	11.74	1.15	750,909	0.68		1.99		37
03/31/17	11.74	0.25	(0.10)	0.15	(0.14)	(0.09)	(0.23)	11.66	1.37	1,128,112	0.67		2.15		40
03/31/18	11.66	0.27	(0.11)	0.16	(0.27)	(0.02)	(0.29)	11.53	1.38	1,023,385	0.68		2.29		63
SA Multi-Managed Diversified Fixed Income Portfolio## Class 2
03/31/14	11.97	0.19	(0.31)	(0.12)	(0.18)	(0.11)	(0.29)	11.56	(0.98)	41,776	0.85		1.66		88
03/31/15	11.56	0.21	0.32	0.53	(0.19)	—	(0.19)	11.90	4.58	38,732	0.84		1.78		56
03/31/16	11.90	0.22	(0.10)	0.12	(0.21)	(0.08)	(0.29)	11.73	1.05	35,485	0.83		1.84		37
03/31/17	11.73	0.24	(0.10)	0.14	(0.13)	(0.09)	(0.22)	11.65	1.22	28,136	0.82		2.01		40
03/31/18	11.65	0.25	(0.12)	0.13	(0.25)	(0.02)	(0.27)	11.51	1.14	24,193	0.83		2.14		63
SA Multi-Managed Diversified Fixed Income Portfolio## Class 3
03/31/14	11.92	0.18	(0.31)	(0.13)	(0.17)	(0.11)	(0.28)	11.51	(1.07)	465,097	0.95		1.55		88
03/31/15	11.51	0.20	0.31	0.51	(0.17)	—	(0.17)	11.85	4.48	405,074	0.94		1.68		56
03/31/16	11.85	0.20	(0.11)	0.09	(0.20)	(0.08)	(0.28)	11.66	0.83	436,441	0.93		1.74		37
03/31/17	11.66	0.29	(0.17)	0.12	(0.11)	(0.09)	(0.20)	11.58	1.13	16,843	0.92		1.92		40
03/31/18	11.58	0.24	(0.12)	0.12	(0.23)	(0.02)	(0.25)	11.45	1.07	14,967	0.93		2.04		63

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  ##  See Note 1

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17
SA Multi-Managed International Equity Portfolio Class 1	0.01%	0.01%	0.00%	0.00%
SA Multi-Managed International Equity Portfolio Class 2	0.01	0.01	0.00	0.00
SA Multi-Managed International Equity Portfolio Class 3	0.01	0.01	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/15	03/31/16	03/31/17	03/31/18
SA Multi-Managed International Equity Portfolio Class 1	0.01%	0.04%	0.04%	0.04%
SA Multi-Managed International Equity Portfolio Class 2	0.01	0.04	0.04	0.04
SA Multi-Managed International Equity Portfolio Class 3	0.01	0.04	0.04	0.04

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets	Portfolio turnover
SA Wellington Real Return Portfolio## Class 1
03/31/14	$10.31	$(0.01)	$(0.46)	$(0.47)	$(0.10)	$—	$(0.10)	$9.74	(4.60)%	$169,055	0.64%		(0.08)%	39%
03/31/15	9.74	(0.09)	0.29	0.20	—	—	—	9.94	2.05	189,273	0.64		(0.95)	128
03/31/16	9.94	0.01	0.01	0.02	(0.41)	—	(0.41)	9.55	0.24	156,274	0.63		0.09	32
03/31/17	9.55	0.08	0.11	0.19	—	—	—	9.74	1.99	275,808	0.62	(1)	0.86 (1)	53
03/31/18	9.74	0.09	0.05	0.14	(0.24)	—	(0.24)	9.64	1.42	364,977	0.58	(1)	0.96 (1)	23
SA Wellington Real Return Portfolio## Class 3
03/31/14	10.28	(0.01)	(0.49)	(0.50)	(0.07)	—	(0.07)	9.71	(4.82)	466,940	0.90		(0.09)	39
03/31/15	9.71	(0.09)	0.26	0.17	—	—	—	9.88	1.75	499,722	0.89		(0.92)	128
03/31/16	9.88	(0.01)	0.01	(0.00)	(0.38)	—	(0.38)	9.50	0.07	440,312	0.88		(0.08)	32
03/31/17	9.50	0.07	0.09	0.16	—	—	—	9.66	1.68	418,436	0.87	(1)	0.75 (1)	53
03/31/18	9.66	0.07	0.04	0.11	(0.21)	—	(0.21)	9.56	1.18	412,469	0.83	(1)	0.72 (1)	23

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  ##  See Note 1

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/17	03/31/18
SA Wellington Real Return Portfolio Class 1	0.02%	0.05%
SA Wellington Real Return Portfolio Class 3	0.02	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Columbia Focused Growth Portfolio Class 1
03/31/14	$10.27	$(0.03)	$2.53	$2.50	$—	$(0.90)	$(0.90)	$11.87	24.53%	$69,895	1.08%		(0.31)%		88%
03/31/15	11.87	(0.04)	1.29	1.25	—	(2.37)	(2.37)	10.75	11.44	103,468	1.07		(0.36)		90
03/31/16	10.75	(0.04)	(1.10)	(1.14)	—	(1.00)	(1.00)	8.61	(11.42)	143,792	0.85	(2)	(0.42	)(2)	140
03/31/17	8.61	(0.04)	1.51	1.47	—	(1.28)	(1.28)	8.80	18.94	85,649	0.76	(2)	(0.40	)(2)	34
03/31/18	8.80	(0.02)	2.15	2.13	—	—	—	10.93	24.20	79,540	0.76	(2)	(0.22	)(2)	35
SA Columbia Focused Growth Portfolio Class 2
03/31/14	10.06	(0.05)	2.49	2.44	—	(0.90)	(0.90)	11.60	24.44	37,394	1.23		(0.46)		88
03/31/15	11.60	(0.06)	1.26	1.20	—	(2.37)	(2.37)	10.43	11.28	34,180	1.22		(0.52)		90
03/31/16	10.43	(0.06)	(1.06)	(1.12)	—	(1.00)	(1.00)	8.31	(11.59)	25,493	1.02	(2)	(0.59	)(2)	140
03/31/17	8.31	(0.05)	1.45	1.40	—	(1.28)	(1.28)	8.43	18.79	25,367	0.91	(2)	(0.53	)(2)	34
03/31/18	8.43	(0.04)	2.06	2.02	—	—	—	10.45	23.96	28,233	0.91	(2)	(0.38	)(2)	35
SA Columbia Focused Growth Portfolio Class 3
03/31/14	9.95	(0.06)	2.45	2.39	—	(0.90)	(0.90)	11.44	24.20	56,736	1.33		(0.56)		88
03/31/15	11.44	(0.07)	1.24	1.17	—	(2.37)	(2.37)	10.24	11.15	41,389	1.32		(0.62)		90
03/31/16	10.24	(0.06)	(1.04)	(1.10)	—	(1.00)	(1.00)	8.14	(11.61)	36,225	1.11	(2)	(0.69	)(2)	140
03/31/17	8.14	(0.06)	1.42	1.36	—	(1.28)	(1.28)	8.22	18.68	20,722	1.01	(2)	(0.66	)(2)	34
03/31/18	8.22	(0.04)	2.00	1.96	—	—	—	10.18	23.84	22,030	1.01	(2)	(0.48	)(2)	35

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA Columbia Focused Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.01%	0.01%
SA Columbia Focused Growth Portfolio Class 2	0.00	0.00	0.01	0.01	0.01
SA Columbia Focused Growth Portfolio Class 3	0.00	0.00	0.01	0.01	0.01

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/16	03/31/17	03/31/18
SA Columbia Focused Growth Portfolio Class 1	0.22%	0.31%	0.31%
SA Columbia Focused Growth Portfolio Class 2	0.20	0.31	0.31
SA Columbia Focused Growth Portfolio Class 3	0.21	0.31	0.31

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
03/31/14	$13.46	$0.16	$2.94	$3.10	$(0.11)	$—	$(0.11)	$16.45	23.06%	$177,811	1.05%	1.05%	73%
03/31/15	16.45	0.19	1.48	1.67	(0.11)	—	(0.11)	18.01	10.17	276,585	1.00	1.14	28
03/31/16	18.01	0.25	(1.12)	(0.87)	(0.17)	(0.16)	(0.33)	16.81	(4.81)	285,988	0.81	1.45	110
03/31/17	16.81	0.25	3.75	4.00	(0.24)	(1.74)	(1.98)	18.83	24.12	333,901	0.71	1.35	13
03/31/18	18.83	0.31	2.14	2.45	(0.33)	(0.59)	(0.92)	20.36	12.87	287,475	0.71	1.51	4
SA Columbia Focused Value Portfolio Class 2
03/31/14	13.44	0.14	2.92	3.06	(0.08)	—	(0.08)	16.42	22.83	18,979	1.21	0.90	73
03/31/15	16.42	0.17	1.48	1.65	(0.08)	—	(0.08)	17.99	10.06	17,357	1.15	0.97	28
03/31/16	17.99	0.22	(1.12)	(0.90)	(0.14)	(0.16)	(0.30)	16.79	(4.99)	13,865	0.97	1.28	110
03/31/17	16.79	0.22	3.74	3.96	(0.21)	(1.74)	(1.95)	18.80	23.92	14,687	0.86	1.20	13
03/31/18	18.80	0.27	2.15	2.42	(0.30)	(0.59)	(0.89)	20.33	12.74	14,853	0.86	1.35	4
SA Columbia Focused Value Portfolio Class 3
03/31/14	13.40	0.12	2.92	3.04	(0.06)	—	(0.06)	16.38	22.70	40,025	1.31	0.80	73
03/31/15	16.38	0.15	1.48	1.63	(0.06)	—	(0.06)	17.95	9.95	34,399	1.25	0.86	28
03/31/16	17.95	0.21	(1.12)	(0.91)	(0.12)	(0.16)	(0.28)	16.76	(5.07)	31,162	1.07	1.19	110
03/31/17	16.76	0.22	3.72	3.94	(0.20)	(1.74)	(1.94)	18.76	23.81	11,368	0.96	1.11	13
03/31/18	18.76	0.25	2.14	2.39	(0.28)	(0.59)	(0.87)	20.28	12.60	10,566	0.96	1.25	4

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA Columbia Focused Value Portfolio Class 1	0.01%	0.00%	0.01%	0.00%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.01	0.00	0.01	0.00	0.00
SA Columbia Focused Value Portfolio Class 3	0.01	0.00	0.01	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18
SA Columbia Focused Value Portfolio Class 1	0.03%	0.05%	0.23%	0.31%	0.32%
SA Columbia Focused Value Portfolio Class 2	0.02	0.05	0.22	0.31	0.32
SA Columbia Focused Value Portfolio Class 3	0.02	0.05	0.22	0.31	0.32

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Allocation Growth Portfolio† Class 1
09/26/16##- 03/31/17	$12.61	$0.10	$0.69	$0.79	$—	$—	$—	$13.40	6.26%	$106	0.18	%#(2)	1.53	%#(2)	34%
03/31/18	13.40	0.18	1.36	1.54	(0.16)	(0.33)	(0.49)	14.45	11.50	153	0.15	(2)	1.27	(2)	68
SA Allocation Growth Portfolio† Class 3
03/31/14	10.82	0.06	1.73	1.79	(0.09)	—	(0.09)	12.52	16.57	119,271	0.16		0.50		12
03/31/15	12.52	0.07	0.80	0.87	(0.08)	—	(0.08)	13.31	6.99	110,769	0.17		0.56		10
03/31/16	13.31	0.09	(0.73)	(0.64)	(0.18)	—	(0.18)	12.49	(4.78)	92,251	0.16	(2)	0.72	(2)	28
03/31/17	12.49	0.15	1.28	1.43	(0.23)	(0.31)	(0.54)	13.38	11.67	93,250	0.34	(2)	1.13	(2)	34
03/31/18	13.38	0.16	1.34	1.50	(0.14)	(0.33)	(0.47)	14.41	11.25	121,286	0.40	(2)	1.14	(2)	68
SA Allocation Moderate Growth Portfolio† Class 1
09/26/16##- 03/31/17	10.70	0.09	0.45	0.54	—	—	—	11.24	5.05	105	0.13	#(2)	1.61	#(2)	25
03/31/18	11.24	0.18	0.90	1.08	(0.18)	(0.39)	(0.57)	11.75	9.64	147	0.11	(2)	1.51	(2)	57
SA Allocation Moderate Growth Portfolio† Class 3
03/31/14	11.80	0.09	1.37	1.46	(0.17)	—	(0.17)	13.09	12.39	652,267	0.13		0.69		9
03/31/15	13.09	0.09	0.74	0.83	(0.14)	—	(0.14)	13.78	6.35	605,233	0.13		0.70		6
03/31/16	13.78	0.12	(0.65)	(0.53)	(0.18)	(1.07)	(1.25)	12.00	(3.72)	523,326	0.12	(2)	0.93	(2)	22
03/31/17	12.00	0.14	0.97	1.11	(0.22)	(1.67)	(1.89)	11.22	10.01	516,004	0.29	(2)	1.24	(2)	25
03/31/18	11.22	0.15	0.91	1.06	(0.17)	(0.39)	(0.56)	11.72	9.43	507,613	0.36	(2)	1.29	(2)	57
SA Allocation Moderate Portfolio† Class 1
09/26/16##- 03/31/17	10.67	0.09	0.36	0.45	—	—	—	11.12	4.22	104	0.13	#(2)	1.64	#(2)	26
03/31/18	11.12	0.19	0.75	0.94	(0.19)	(0.26)	(0.45)	11.61	8.40	113	0.12	(2)	1.61	(2)	60
SA Allocation Moderate Portfolio† Class 3
03/31/14	11.67	0.09	1.12	1.21	(0.18)	—	(0.18)	12.70	10.41	392,796	0.13		0.78		13
03/31/15	12.70	0.10	0.66	0.76	(0.14)	(0.31)	(0.45)	13.01	6.15	373,985	0.14		0.74		7
03/31/16	13.01	0.13	(0.54)	(0.41)	(0.16)	(0.87)	(1.03)	11.57	(3.02)	323,181	0.12	(2)	1.03	(2)	24
03/31/17	11.57	0.14	0.83	0.97	(0.21)	(1.23)	(1.44)	11.10	8.97	324,003	0.29	(2)	1.23	(2)	26
03/31/18	11.10	0.16	0.75	0.91	(0.17)	(0.26)	(0.43)	11.58	8.19	314,294	0.37	(2)	1.35	(2)	60
SA Allocation Balanced Portfolio† Class 1
09/26/16##- 03/31/17	10.41	0.09	0.21	0.30	—	—	—	10.71	2.88	103	0.13	#(2)	1.72	#(2)	22
03/31/18	10.71	0.20	0.48	0.68	(0.19)	(0.37)	(0.56)	10.83	6.39	109	0.12	(2)	1.77	(2)	60
SA Allocation Balanced Portfolio† Class 3
03/31/14	11.98	0.10	0.90	1.00	(0.22)	(0.08)	(0.30)	12.68	8.37	314,279	0.13		0.83		14
03/31/15	12.68	0.10	0.62	0.72	(0.15)	(0.81)	(0.96)	12.44	5.93	299,059	0.14		0.77		8
03/31/16	12.44	0.14	(0.39)	(0.25)	(0.16)	(0.83)	(0.99)	11.20	(1.90)	256,605	0.13	(2)	1.18	(2)	28
03/31/17	11.20	0.13	0.63	0.76	(0.21)	(1.06)	(1.27)	10.69	7.14	240,817	0.30	(2)	1.21	(2)	22
03/31/18	10.69	0.17	0.49	0.66	(0.18)	(0.37)	(0.55)	10.80	6.16	225,749	0.35	(2)	1.53	(2)	60

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  †  See Note 1

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/16	03/31/17		03/31/18
SA Allocation Growth Portfolio Class 1	N/A	0.01	%#	0.01%
SA Allocation Growth Portfolio Class 3	0.01%	0.01		0.01
SA Allocation Moderate Growth Portfolio Class 1	N/A	0.01	#	0.01
SA Allocation Moderate Growth Portfolio Class 3	0.01	0.01		0.01
SA Allocation Moderate Portfolio Class 1	N/A	0.01	#	0.01
SA Allocation Moderate Portfolio Class 3	0.01	0.01		0.01
SA Allocation Balanced Portfolio Class 1	N/A	0.01	#	0.01
SA Allocation Balanced Portfolio Class 3	0.01	0.01		0.04

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Seasons Series Trust and Shareholders of each of the funds listed in the table below

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the funds listed in the table below (twenty funds constituting Seasons Series Trust, hereafter collectively referred to as the "Funds") as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

SA Allocation Balanced Portfolio (formerly Allocation Balanced Portfolio) (2)

SA Allocation Growth Portfolio (formerly Allocation Growth Portfolio) (2)

SA Allocation Moderate Growth Portfolio (formerly Allocation Moderate Growth Portfolio) (2)

SA Allocation Moderate Portfolio (formerly Allocation Moderate Portfolio) (2)

SA Columbia Focused Growth Portfolio (1)

SA Columbia Focused Value Portfolio (1)

SA Multi-Managed Diversified Fixed Income Portfolio (formerly Diversified Fixed Income Portfolio) (1)

SA Multi-Managed Growth Portfolio (formerly Multi-Managed Growth Portfolio) (1)

SA Multi-Managed Income/Equity Portfolio (formerly Multi-Managed Income/Equity Portfolio) (1)

SA Multi-Managed Income Portfolio (formerly Multi-Managed Income Portfolio) (1)

SA Multi-Managed International Equity Portfolio (formerly International Equity Portfolio) (1)

SA Multi-Managed Large Cap Growth Portfolio (formerly Large Cap Growth Portfolio) (1)

SA Multi-Managed Large Cap Value Portfolio (formerly Large Cap Value Portfolio) (1)

SA Multi-Managed Mid Cap Growth Portfolio (formerly Mid Cap Growth Portfolio) (1)

SA Multi-Managed Mid Cap Value Portfolio (formerly Mid Cap Value Portfolio) (1)

SA Multi-Managed Moderate Growth Portfolio (formerly Multi-Managed Moderate Growth Portfolio) (1)

SA Multi-Managed Small Cap Portfolio (formerly Small Cap Portfolio) (1)

SA Putnam Asset Allocation Diversified Growth Portfolio (formerly Asset Allocation: Diversified Growth Portfolio) (1)

SA T. Rowe Price Growth Stock Portfolio (formerly Stock Portfolio) (1)

SA Wellington Real Return Portfolio (formerly Real Return Portfolio) (1)

(1)  The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018

(2)  The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
May 25, 2018

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust, Seasons Series Trust and Anchor Series Trust) since at least 1986.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2018 (unaudited)

At a meeting held on October 11, 2017, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC ("SAAMCo" or the "Adviser") and the Trust (the "Advisory Agreement") and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the "Subadvisory Agreements"): American Century Investment Management, Inc. ("American Century"), Columbia Management Investment Advisers, LLC ("Columbia"), Goldman Sachs Asset Management, L.P. ("GSAM"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Massachusetts Financial Services Company ("MFS"), PineBridge Investments, LLC ("PineBridge"), PNC Capital Advisors, LLC ("PNC"), Putnam Investment Management, LLC ("Putnam"), T. Rowe Price Associates, Inc. ("T. Rowe Price") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1) the requirements of the Trust in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3) the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4) the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5) the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6) the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7) the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the "Expense Group/Universe" and the "Subadvised Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2018 (unaudited) (continued)

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios' assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios' assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers' styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo's investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board considered each Subadviser's personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo's experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo's code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' registration statement.

The Board also reviewed and considered SAAMCo's and each Subadviser's compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo's and the Subadvisers' risk

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2018 (unaudited) (continued)

assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo's or the Subadvisers' ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm's length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. ("Broadridge") as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are "Expense Groups" and "Performance Groups" that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2017 from Broadridge and performance information as of June 30, 2017 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio's overall performance, performance relative to each Portfolio's relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser's performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio's most recent fiscal year end, which may vary among the Portfolio's Expense Group/Universe. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio's investment objectives/strategies.

•  SA Allocation Balanced Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group and that its total expenses were above the median of its Expense Group. The Board noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee. The Board also noted that the voluntary expense limitation of 0.35% for Class 3 Shares would continue for another year.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2018 (unaudited) (continued)

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods but performed below that index for the ten-year period. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and at the median for the ten-year period. It was noted that SAAMCo assumed full control of the Portfolio in July 2015.

•  SA Allocation Growth Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees were below the median of its Expense Group and that its total expenses were above the median of its Expense Group. The Board took into consideration management's discussion of the Portfolio's expenses and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio underperformed relative to the medians of its Performance Group for the same periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that SAAMCo assumed full control of the Portfolio in July 2015.

•  SA Allocation Moderate Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees were at the median of its Expense Group. It was also noted that the Portfolio's total expenses were above the median of its Expense Group. The Board took into consideration management's discussion of the Portfolio's expenses and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and five-year periods but below the medians for the three- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that SAAMCo assumed full control of the Portfolio in July 2015.

•  SA Allocation Moderate Growth Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees were below the median of its Expense Group and that its total expenses were above the median of its Expense Group. The Board took into consideration management's discussion of the Portfolio's expenses and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

  The Board considered that the Portfolio underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that SAAMCo assumed full control of the Portfolio in July 2015.

•  SA Putnam Asset Allocation Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo and Putnam were each voluntarily waiving 10 basis points of the advisory and subadvisory fees, respectively.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and performed below the median for the ten-year period.

•  SA Multi-Managed Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board also considered that the Portfolio outperformed its benchmark index for the one-year period but performed below that index for the three-, five- and ten-year periods. The Board noted that the Portfolio performed above the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2018 (unaudited) (continued)

The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management's discussion of the Portfolio's performance and noted that the Adviser reallocated the directly managed component of the Portfolio among the Subadvisers in 2013 as part of a restructuring of the Portfolio.

•  SA Multi-Managed International Equity Portfolio (advised/subadvised by SAAMCo, Janus Capital Management LLC ("Janus"), and T. Rowe Price). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo agreed to waive 4 basis points of the advisory fee. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

  The Board considered that the Portfolio outperformed its benchmark index for the one-year period but performed below that index for the three-, five- and ten-year periods. The Board noted that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management's discussion of the Portfolio's performance and noted that management replaced one of the Subadvisers in October 2014.

•  SA Multi-Managed Large Cap Growth Portfolio (advised/subadvised by SAAMCo, GSAM and Janus). The Board considered that the Portfolio's actual management fees were above and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the medians of its Performance Group for the same periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that the Portfolio is managed by multiple Subadvisers.

•  SA Multi-Managed Large Cap Value Portfolio (advised/subadvised by SAAMCo, American Century and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and performed above that index for the ten-year period. The Board also considered that performance was below the medians of its Performance Group for the one-, three- and five-year periods and at the median for the ten-year period. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management's discussion of the Portfolio's performance and noted that management has subjected the Portfolio to heightened monitoring and added American Century to replace a Subadviser in October 2015.

•  SA Multi-Managed Mid Cap Growth Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the median of the Portfolio's Performance Group for the one-year period but above the medians for the three-, five- and ten-year periods.

•  SA Multi-Managed Mid Cap Value Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and MFS). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the medians of the Portfolio's Performance Group for the

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2018 (unaudited) (continued)

same periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that T. Rowe Price had replaced one of the Subadvisers in February 2017.

•  SA Multi-Managed Growth Portfolio (components subadvised by Janus, J.P. Morgan, and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that the Portfolio is a multi-fund strategy and its costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for the same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance.

•  SA Multi-Managed Income Portfolio (components subadvised by Janus and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board also noted that performance was at or above the medians of its Performance Group for the one-, three-, and five-year periods but below the median for the ten-year period. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance.

•  SA Multi-Managed Income/Equity Portfolio (components subadvised by Janus and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio performed above its benchmark index and the medians of its Performance Universe for the one-, three-, five- and ten-year periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance.

•  SA Multi-Managed Moderate Growth Portfolio (components subadvised by Janus, J.P. Morgan and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was at or above the medians of the Portfolio's Performance Group for the one-, three-, five- and ten-year periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance.

•  SA Wellington Real Return Portfolio (subadvised by Wellington). The Board considered that the Portfolio's actual management fees were above and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio outperformed its benchmark index for the one- and three-year periods but performed below that index for the five-year period. The Board also considered that the Portfolio performed below the medians of the Portfolio's Performance Group for the one- and ten-year periods but above the medians for the three- and five-year periods. The Board took into consideration management's discussion of the Portfolio's performance.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2018 (unaudited) (continued)

•  SA Columbia Focused Growth Portfolio (subadvised by Columbia). The Board considered that the Portfolio's actual management fees were slightly above the median of its Expense Group and total expenses were below the median of its Expense Group. The Board noted that SAAMCo has contractually agreed to waive 31 basis points of the advisory fees. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for the Portfolio's Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

  The Board considered that the Portfolio outperformed its benchmark index for the one-year period but performed below that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that management replaced the Subadvisers in July 2015.

•  SA Columbia Focused Value Portfolio (subadvised by Columbia). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board noted that SAAMCo has contractually agreed to waive 32 basis points of the advisory fees. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

  The Board also considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods and performed below that index for the ten-year period. The Board noted that the Portfolio performed at or above the medians of the Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board also noted that management replaced the Subadvisers in July 2015.

•  SA Multi-Managed Small Cap Portfolio (advised/subadvised by SAAMCo, J.P. Morgan, and PNC). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that the voluntary expense limitations of 1.15%, 1.30% and 1.40% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

  The Board considered that the Portfolio underperformed its benchmark index and that the Portfolio's performance was below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that PNC replaced one of the Subadvisers in December 2015.

•  SA T. Rowe Price Growth Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio's performance was above the medians of its Performance Group for the one-, three- and five-year period but slightly below the median for the ten-year period.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2018 (unaudited) (continued)

SAAMCo and certain affiliated life insurance companies (the "Life Companies"). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the "Variable Contracts"), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company's ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo's profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust's Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company ("AGL") that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York ("U.S. Life") wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer's participants owning interest in shares of the Trust. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) provide services pursuant to certain agreements with the Trust and the Portfolios' Rule 12b-1 Plans. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager's prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2018 (unaudited) (continued)

assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton Age: 73	Trustee	2007-	Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	75	Chairman/Director, The LECG Company (consulting services) (2006-2010).
Carl D. Covitz Age: 79	Trustee	2001-	Present	Owner and President, Landmark Capital, Inc. (1973-Present).	75	Director, Arden Realty, Inc. (real estate) (1995-2006).
Jane Jelenko Age: 69	Trustee	2006-	Present	Retired Partner, KPMG, LLP and Managing Director, Bearingpoint, Inc. (formerly KPMG Consulting) (2003-Present).	75	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-Present).
Gilbert T. Ray Age: 73	Trustee	2001-	Present	Retired Partner, O'Melveny & Myers LLP (law firm) (2000-Present).	75

Director, Advance Auto Parts, Inc. (retail-auto & home supply stores) (2002-Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director, DineEquity (services — restaurant) (2004-Present); Director, Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-Present).

Allan L. Sher Age: 86	Trustee	1997-	Present	Retired, Brokerage Executive (1992-Present).	75	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison Age: 69	Trustee and Chairman	2001-	Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	75

Director , GrandPoint Bank (banking) (2011-Present); Director Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. ( internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).

Interested Trustee
Peter A. Harbeck(4) Age: 64	Trustee	2014-	Present	President, CEO and Director, SAAMCo (1995-Present); Director, AIG Capital Services, Inc. ("ACS") (1993-Present).	152	None.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name, Address and Age†	Position Held With Trust	Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer(2)	Other Directorship(s) Held by Officer(3)
Officers
John T. Genoy Age: 49	President	2007-	Present	Chief Financial Officer and Director, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A
Gregory R. Kingston Age: 52	Treasurer	2014-	Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present).	N/A	N/A
Christopher C. Joe Age: 49	Chief Compliance Officer	2017-	Present

Chief Compliance Officer, AIG Funds, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).

					N/A	N/A
Kathleen D. Fuentes Age: 49	Chief Legal Officer, Vice President and Secretary	2015-	Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A
Gregory N. Bressler Age: 51	Vice President and Assistant Secretary	2005-	Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Shawn Parry Age: 45	Vice President and Assistant Treasurer	2014-	Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present)	N/A	N/A
Donna McManus Age: 57	Vice President and Assistant Treasurer	2014-	Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
Matthew J. Hackethal Age: 46	Anti-Money Laundering Compliance Officer	2006-	Present	Acting Chief Compliance Officer (2016-2017); Chief Compliance Officer, SAAMCo (2007-Present) and Vice President, SAAMCo (2011-Present).	N/A	N/A

†  The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Fl. Woodland Hills, CA 91367-4901.

(1)  Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualified.

(2)  The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the Trust (20 portfolios), SunAmerica Specialty Series (7 funds), SunAmerica Series Trust (55 portfolios), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (34 funds), VALIC Company II (15 funds).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President, CEO and Director of SAAMCo, and Director of ACS.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended March 31, 2018.

During the year ended March 31, 2018, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deduction for corporations:

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deduction
SA Multi-Managed Growth Portfolio Class 1	$1.34	$0.09	$0.11	$1.14	80.27%
SA Multi-Managed Growth Portfolio Class 2	1.31	0.06	0.11	1.14	80.27
SA Multi-Managed Growth Portfolio Class 3	1.29	0.04	0.11	1.14	80.27
SA Multi-Managed Moderate Growth Portfolio Class 1	0.79	0.13	0.09	0.57	44.81
SA Multi-Managed Moderate Growth Portfolio Class 2	0.77	0.11	0.09	0.57	44.81
SA Multi-Managed Moderate Growth Portfolio Class 3	0.75	0.09	0.09	0.57	44.81
SA Multi-Managed Income/Equity Portfolio Class 1	0.54	0.19	0.12	0.23	14.76
SA Multi-Managed Income/Equity Portfolio Class 2	0.52	0.17	0.12	0.23	14.76
SA Multi-Managed Income/Equity Portfolio Class 3	0.51	0.16	0.12	0.23	14.76
SA Multi-Managed Income Portfolio Class 1	0.44	0.22	0.10	0.12	7.01
SA Multi-Managed Income Portfolio Class 2	0.42	0.20	0.10	0.12	7.01
SA Multi-Managed Income Portfolio Class 3	0.41	0.19	0.10	0.12	7.01
SA Putnam Diversified Growth Portfolio Class 1	1.18	0.21	0.24	0.73	27.93
SA Putnam Diversified Growth Portfolio Class 2	1.16	0.19	0.24	0.73	27.93
SA Putnam Diversified Growth Portfolio Class 3	1.15	0.18	0.24	0.73	27.93
SA T. Rowe Price Growth Stock Portfolio Class 1	3.42	—	0.01	3.41	100.00
SA T. Rowe Price Growth Stock Portfolio Class 2	3.42	—	0.01	3.41	100.00
SA T. Rowe Price Growth Stock Portfolio Class 3	3.42	—	0.01	3.41	100.00
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.98	0.08	0.06	0.84	100.00
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.96	0.06	0.06	0.84	100.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.94	0.04	0.06	0.84	100.00
SA Multi-Managed Large Cap Value Portfolio - Class 1	1.82	0.40	0.41	1.01	53.28
SA Multi-Managed Large Cap Value Portfolio - Class 2	1.80	0.38	0.41	1.01	53.28
SA Multi-Managed Large Cap Value Portfolio - Class 3	1.77	0.35	0.41	1.01	53.28

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deduction
SA Multi-Managed Mid Cap Growth Portfolio Class 1	$1.65	$—	$0.11	$1.54	100.00%
SA Multi-Managed Mid Cap Growth Portfolio Class 2	1.65	—	0.11	1.54	100.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	1.65	—	0.11	1.54	100.00
SA Multi-Managed Mid Cap Value Portfolio Class 1	2.56	0.24	0.93	1.39	26.46
SA Multi-Managed Mid Cap Value Portfolio Class 2	2.53	0.21	0.93	1.39	26.46
SA Multi-Managed Mid Cap Value Portfolio Class 3	2.51	0.19	0.93	1.39	26.46
SA Multi-Managed Small Cap Portfolio Class 1	1.38	0.06	0.09	1.23	100.00
SA Multi-Managed Small Cap Portfolio Class 2	1.36	0.04	0.09	1.23	100.00
SA Multi-Managed Small Cap Portfolio Class 3	1.34	0.02	0.09	1.23	100.00
SA Multi-Managed International Equity Portfolio Class 1	0.20	0.20	—	—	0.19
SA Multi-Managed International Equity Portfolio Class 2	0.19	0.19	—	—	0.19
SA Multi-Managed International Equity Portfolio Class 3	0.18	0.18	—	—	0.19
SA Multi-Managed Diversified Fixed Income Portfolio Class 1	0.29	0.27	0.02	—	0.02
SA Multi-Managed Diversified Fixed Income Portfolio Class 2	0.27	0.25	0.02	—	0.02
SA Multi-Managed Diversified Fixed Income Portfolio Class 3	0.25	0.23	0.02	—	0.02
SA Wellington Real Return Portfolio Class 1	0.24	0.24	—	—	—
SA Wellington Real Return Portfolio Class 3	0.21	0.21	—	—	—
SA Columbia Focused Growth Portfolio Class 1	—	—	—	—	—
SA Columbia Focused Growth Portfolio Class 2	—	—	—	—	—
SA Columbia Focused Growth Portfolio Class 3	—	—	—	—	—
SA Columbia Focused Value Class 1	0.92	0.33	0.26	0.33	87.03
SA Columbia Focused Value Class 2	0.89	0.30	0.26	0.33	87.03
SA Columbia Focused Value Class 3	0.87	0.28	0.26	0.33	87.03
SA Allocation Growth Portfolio Class 1	0.49	0.16	0.00	0.33	36.94
SA Allocation Growth Portfolio Class 3	0.47	0.14	0.00	0.33	36.94
SA Allocation Moderate Growth Portfolio Class 1	0.57	0.18	0.00	0.39	28.08
SA Allocation Moderate Growth Portfolio Class 3	0.56	0.17	0.00	0.39	28.08
SA Allocation Moderate Portfolio Class 1	0.45	0.19	—	0.26	25.06
SA Allocation Moderate Portfolio Class 3	0.43	0.17	—	0.26	25.06
SA Allocation Balanced Portfolio Class 1	0.56	0.19	—	0.37	18.22
SA Allocation Balanced Portfolio Class 3	0.55	0.18	—	0.37	18.22

*  Short-Term capital gains are treated as ordinary income for tax purposes.

The SA Multi-Managed International Equity, SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolios to its shareholders. The total amounts of foreign taxes passed through to the shareholders and gross foreign source income for fiscal year ended March 31, 2018 were $1,580,240, $52,522, $191,558, $95,904 and $51,069 respectively. The foreign source income information reporting is $19,919,917, $538,263, $1,969,709, $981,417 and $522,428 respectively.

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SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Portfolios, we have included on the following pages investment comments regarding the 20 investment portfolios of the Seasons Series Trust:

Seasons Strategies

1.  SA Multi-Managed Growth Portfolio

2.  SA Multi-Managed Moderate Growth Portfolio

3.  SA Multi-Managed Income/Equity Portfolio

4.  SA Multi-Managed Income Portfolio

5.  SA Putnam Asset Allocation Diversified Growth Portfolio

6.  SA T. Rowe Price Stock Portfolio

Seasons Select Portfolios

7.  SA Multi-Managed Large Cap Growth Portfolio

8.  SA Multi-Managed Large Cap Value Portfolio

9.  SA Multi-Managed Mid Cap Growth Portfolio

10.  SA Multi-Managed Mid Cap Value Portfolio

11.  SA Multi-Managed Small Cap Portfolio

12.  SA Multi-Managed International Equity Portfolio

13.  SA Multi-Managed Diversified Fixed Income Portfolio

14.  SA Wellington Real Return Portfolio

Seasons Focused Portfolios

15.  SA Columbia Focused Growth Portfolio

16.  SA Columbia Focused Value Portfolio

Seasons Managed Allocation Portfolios

17.  SA Allocation Growth Portfolio

18.  SA Allocation Moderate Growth Portfolio

19.  SA Allocation Moderate Portfolio

20.  SA Allocation Balanced Portfolio

Asset allocations for each Portfolio, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus.

Seasons Select Portfolios are two-thirds actively managed, one-third passively managed. The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a concentrated group of securities hand-picked by a leading money manager from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2018. Importantly, such indices represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

SA Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	11.45%	11.29%	11.13%
5-Year	9.75%	9.58%	9.48%
10-Year	7.82%	7.66%	7.55%
Since Inception	8.13%	4.29%	8.34%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 51% Russell 1000® Index, 27% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% Citigroup Treasury Bill 3 month Index.

7 The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Growth Portfolio — Class 1

The SA Multi-Managed Growth Portfolio — Class 1 shares posted a return of 11.45% for the 12-month period ending March 31, 2018, compared to a 13.99% return for the S&P 500® Index and a 9.82% return for the blended benchmark, which is comprised of 71% equity and 29% fixed income and short-term bond indexes.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance was driven primarily by the Portfolio's allocation to the securitized sectors (high quality collateralized loan obligations, non-agency residential mortgage backed securities, commercial mortgage backed securities, and agency mortgage backed securities) as well as an allocation to the high yield sector. Investment grade credit positioning also contributed to performance. Duration positioning had a negative impact on relative performance overall. U.S. interest rate positioning had an overall negative impact on performance while developed non-U.S. dollar duration trades were a modest contributor.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was concentrated in the Portfolio's selection of health care and industrial stocks. However, the Portfolio's stock selection in financials and energy contributed to results. Puma Biotechnology, Inc. was the top detractor. Celgene Corp. was another detractor. Amazon, Inc. was a top contributor for the period. Microsoft Corp. was another positive contributor to performance.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. underperformed its benchmark for the period, largely due to stock selection in the software & services and health services & systems sectors. Stock selection in the pharmaceutical and energy sectors contributed to performance. The Portfolio's sector allocations added to performance, driven by the overweight positions in the pharmaceutical and software & services sectors. Alternatively, the Portfolio's overweight positioning in the energy and systems hardware sectors hurt performance. At the individual stock level, overweight positions in Wright Medical Group NV, Versartis and Windstream Holdings, Inc. weighed on results. Overweight positions in Take-Two Interactive, Nektar Therapeutics and MyoKardia, Inc. contributed to performance. As of March 31, 2018, the Portfolio's largest overweight exposures are in the pharmaceutical and health services & systems sectors. The largest underweight exposures are in the consumer cyclical and real estate investment trusts (REITs) sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital, with capital preservation as a secondary objective
Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management, LLC Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	9.25%	9.10%	9.07%
5-Year	8.16%	8.01%	7.90%
10-Year	7.18%	7.01%	6.91%
Since Inception	7.49%	4.38%	7.36%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 37.9% Russell 1000® Index, 42.3% Bloomberg Barclays U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% Citigroup Treasury Bill 3 months Index.

7 The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Moderate Growth Portfolio — Class 1

The SA Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of 9.25% for the 12-month period ending March 31, 2018, compared to a 13.99% return for the S&P 500® Index and a 7.92% return for the blended benchmark, which is comprised of 56% equity and 44% fixed income and short-term bond indexes.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among three distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance was driven primarily by the Portfolio's allocation to the securitized sectors (high quality collateralized loan obligations, non-agency residential mortgage backed securities, commercial mortgage backed securities, and agency mortgage backed securities) as well as an allocation to the high yield sector. Investment grade credit positioning also contributed to performance. Duration positioning had a negative impact on relative performance overall. U.S. interest rate positioning had an overall negative impact on performance while developed non-U.S. dollar duration trades were a modest contributor.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was concentrated in the Portfolio's selection of health care and industrial stocks. However, the Portfolio's stock selection in financials and energy contributed to results. Puma Biotechnology, Inc. was the top detractor. Celgene Corp. was another detractor. Amazon.com was a top contributor for the period. Microsoft Corp. was another positive contributor to performance.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. underperformed its benchmark for the period, largely due to stock selection in the software & services and health services & systems sectors. Stock selection in the pharmaceutical and energy sectors contributed to performance. The Portfolio's sector allocations added to performance, driven by the overweight positions in the pharmaceutical and software & services sectors. Alternatively, the Portfolio's overweight positioning in the energy and systems hardware sectors hurt performance. At the individual stock level, overweight positions in Wright Medical Group NV, Versartis, Inc. and Windstream Holdings, Inc. weighed on results. Overweight positions in Take-Two Interactive Software, Inc., Nektar Therapeutics and MyoKardia, Inc. contributed to performance. As of March 31, 2018, the Portfolio's largest overweight exposures are in the pharmaceutical and health services & systems sectors. The largest underweight exposures are in the consumer cyclical and finance sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Goal:	Conservation of principal while maintaining some potential for long-term growth of capital
Managers:	Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	6.70%	6.54%	6.50%
5-Year	5.45%	5.28%	5.19%
10-Year	5.92%	5.76%	5.66%
Since Inception	6.49%	4.67%	6.04%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.8% Citigroup Treasury Bill 3 month Index.

6 The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income/Equity Portfolio — Class 1

The SA Multi-Managed Income/Equity Portfolio — Class 1 shares posted a return of 6.70% for the 12-month period ending March 31, 2018, compared to a 13.99% return for the S&P 500® Index and a 1.20% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark, comprising approximately 33% equity and 67% fixed income and short-term bonds, returned 5.40%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company, LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income/Equity Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance was driven primarily by the Portfolio's allocation to the securitized sectors (high quality collateralized loan obligations, non-agency residential mortgage backed securities, commercial mortgage backed securities, and agency mortgage backed securities) as well as an allocation to the high yield sector. Investment grade credit positioning also contributed to performance. Duration positioning had a negative impact on relative performance overall. U.S. interest rate positioning had an overall negative impact on performance while developed non-U.S. dollar duration trades were a modest contributor.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was concentrated in the Portfolio's selection of health care and industrial stocks. However, the Portfolio's stock selection in financials and energy contributed to results. Puma Biotechnology, Inc. was the top detractor. Celgene Corp. was another detractor. Amazon, Inc. was a top contributor for the period. Microsoft Corp. was another positive contributor to performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Goal:	Capital preservation
Managers:	Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	4.08%	3.92%	3.81%
5-Year	3.65%	3.50%	3.39%
10-Year	5.14%	4.98%	4.89%
Since Inception	5.76%	4.62%	5.05%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 17.3% Russell 1000® Index, 81.0% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.7% Citigroup Treasury Bill 3 month Index.

6 The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income Portfolio — Class 1

The SA Multi-Managed Income Portfolio — Class 1 shares posted a return of 4.08% for the 12-month period ending March 31, 2018, compared to a 13.99% return for the S&P 500® Index and a 1.20% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned 3.37%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance was driven primarily by the Portfolio's allocation to the securitized sectors (high quality collateralized loan obligations, non-agency residential mortgage backed securities, commercial mortgage backed securities, and agency mortgage backed securities) as well as an allocation to the high yield sector. Investment grade credit positioning also contributed to performance. Duration positioning had a negative impact on relative performance overall. U.S. interest rate positioning had an overall negative impact on performance while developed non-U.S. dollar duration trades were a modest contributor.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was concentrated in the Portfolio's selection of health care and industrial stocks. However, the Portfolio's stock selection in financials and energy contributed to results. Puma Biotechnology, Inc. was the top detractor. Celgene Corp. was another detractor. Amazon.com, Inc. was a top contributor for the period. Microsoft Corp. was another positive contributor to performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (unaudited)

Investment Goal:	Capital appreciation
Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Asset Allocation Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	12.43%	12.25%	12.07%
5-Year	9.85%	9.68%	9.58%
10-Year	7.51%	7.35%	7.24%
Since Inception	6.21%	5.10%	7.75%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 MSCI EAFE Index (net)8 (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

5 The Blended Index consists of 60% Russell 3000 Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index (net).

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 MSCI Emerging Markets Index (net)8 captures large and mid cap representation across 21 emerging market countries. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

8 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Asset Allocation Diversified Growth Portfolio — Class 1

The SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1 shares posted a return of 12.43% for the 12-month period ending March 31, 2018, compared to an 13.81% return for the Russell 3000 Index and a 12.09% return for the Blended Index of 60% Russell 3000 Index, 15% MSCI EAFE Index (net), 15% Bloomberg Barclays U.S. Aggregate Bond Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Index (net).

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio produced positive returns on an absolute basis and outperformed the Blended Index for the period. All asset classes delivered positive returns. Emerging markets equities, U.S. equities, and international equities were the best performers, while high yield and core fixed income holdings lagged other asset classes.

Overall, asset allocation decisions added value over the past 12 months. Being slightly underweight core bond holdings was a notable contributor from asset allocation decisions. An underweight to international equities was a notable detractor for the period. Most allocations were kept relatively close to benchmark.

Security selection was overall positive during the year. Security selection within U.S. large cap equities, emerging market equities and core fixed income holdings were all positive contributors to performance. Selection within high yield was one notable detractor.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA T. Rowe Price Growth Stock Portfolio Class 1 (unaudited)

Investment Goal:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

SA T. Rowe Price Growth Stock Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	24.49%	24.31%	24.18%
5-Year	16.65%	16.47%	16.36%
10-Year	11.49%	11.32%	11.22%
Since Inception	9.59%	6.98%	10.57%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA T. Rowe Price Growth Stock Portfolio — Class 1

The SA T. Rowe Price Growth Stock Portfolio — Class 1 shares returned 24.49% for the 12-month period ending March 31, 2018, compared to a return of 21.25% for the Russell 1000 Growth Index.

The Portfolio outperformed the Russell 1000 Growth Index for the 12-month period ended March 31, 2018. Both the Portfolio and Index generated positive absolute returns.

Stock selection drove relative outperformance during the period. Amazon.com, Inc., Alibaba Group Holding, Ltd., PayPal Holdings, Inc., Boeing Co., and Booking Holdings, Inc. (formerly Priceline) contributed the most to relative results. On the contrary, of the securities held in the Portfolio during the period, NVIDIA Corp. (underweight), O'Reilly Automotive, Inc., Texas Instruments, Inc., Home Depot, Inc. (underweight), and Acuity Brands, Inc. were among the significant detractors from relative performance.

Sector allocation also contributed to relative outperformance during the period. Most notably, an underweight to the consumer staples sector and an overweight to the utilities sector contributed to relative returns. On the negative side, overweight positions in the health care and real estate sectors detracted from relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	Goldman Sachs Asset Management, L.P. Janus Capital Management LLC SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	19.23%	19.07%	18.96%
5-Year	14.19%	14.03%	13.92%
10-Year	9.56%	9.39%	9.28%
Since Inception	5.79%	4.65%	9.35%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

2 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Growth Portfolio — Class 1

The SA Multi-Managed Large Cap Growth Portfolio — Class 1 shares returned 19.23% for the 12-month period ending March 31, 2018, compared to a 19.69% return for the S&P 500 Growth Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of U.S. large cap growth stocks.

The Portfolio component managed by Janus Capital Management LLC, trailed its benchmark, the Russell 1000® Growth Index, for the period. Relative underperformance was concentrated in the Portfolio's selection of health care and industrial stocks. However, the Portfolio's stock selection in the financials and energy sectors contributed positively to results. Puma Biotechnology, Inc. was the top detractor from performance during the period. Celgene Corp. was another detractor. Amazon.com, Inc. was a top contributor to performance during the period. Microsoft Corp. was another positive contributor.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Goldman Sachs Asset Management, L.P. outperformed its benchmark, the S&P 500® Index, for the period. Stock selection in the industrials and energy sectors contributed to returns, while an overweight in the consumer staples sector and stock selection in the financials sector detracted from performance. Key contributors to performance in the industrials sector included Xylem, Inc. and Northrop Grumman Corp., while contributors to performance in the energy sector were Diamondback Energy, Inc. and EOG Resources, Inc. Key detractors from performance in the consumer staples sector included Kraft Heinz Co. and Costco Wholesale Corp. and key detractors in the financials sector included S&P Global, Inc. and SLM Corp.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	American Century Investment Management, Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	6.97%	6.77%	6.70%
5-Year	9.34%	9.16%	9.08%
10-Year	7.32%	7.15%	7.05%
Since Inception	6.62%	6.40%	8.32%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Value Portfolio — Class 1

The SA Multi-Managed Large Cap Value Portfolio — Class 1 shares returned 6.97% for the 12-month period ending March 31, 2018, compared to a 7.69% return for the S&P 500 Value Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of U.S. large cap value stocks.

The Portfolio component managed by American Century Investment Management, Inc. trailed its benchmark, the Russell 1000® Value Index, for the period. Holdings in the industrials sector detracted from performance. General Electric Co. (GE) was among the Portfolio's top individual detractors. GE's stock fell sharply in the fourth quarter of 2017 on news of a 50% dividend cut. Stocks in the health care sector also weighed on relative returns, particularly those in the pharmaceuticals industry. Among individual holdings, oilfield services company Schlumberger, Ltd. detracted significantly. Despite a rebound in oil prices in 2017, the company's stock declined as investors became concerned that the company's oil production business will raise the overall risk profile of the company.

Conversely, investments in the information technology sector boosted relative returns. Companies in the semiconductor and semiconductor equipment industry, such as Applied Materials, Inc. and Lam Research Corp., were among the top individual contributors. Strong demand for chip equipment propelled the shares of both companies. Stock selection in the consumer staples and telecommunication services sectors was beneficial as well. Not owning AT&T, Inc. was a significant individual contributor to relative performance. AT&T's stock declined both from its attempted acquisition of Time Warner, Inc. and ongoing competitive pressures.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Value Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company, LLP outperformed its benchmark, the S&P 500® Value Index, for the period. Sector allocation, which is a result of the bottom-up stock selection process, drove relative outperformance during the period. The Portfolio's overweight to information technology and an underweight to both telecommunication services and consumer staples contributed to relative performance, while an underweight to energy detracted from relative performance.

Security selection also contributed to relative outperformance performance during the period. This was mainly driven by strong selection within the industrials, information technology, and financials sectors. These results were partially offset by weak security selection within the energy, health care and consumer discretionary sectors. Top relative contributors during the period included not owning General Electric Co. (industrials), and overweight positions in NetApp, Inc. (information technology) and Intel Corp. (information technology). Top detractors from relative performance included positions in Viacom, Inc. (consumer discretionary), not holding Berkshire Hathaway, Inc. (financials), and an overweight position in Marathon Oil Corp. (energy).

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	21.07%	20.94%	20.79%
5-Year	12.83%	12.66%	12.54%
10-Year	9.97%	9.81%	9.69%
Since Inception	9.14%	6.96%	11.16%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Growth Portfolio — Class 1

The SA Multi-Managed Mid Cap Growth Portfolio — Class 1 shares returned 21.07% for the 12-month period ending March 31, 2018, compared to a 19.74% return for the Russell Midcap Growth Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of U.S. mid cap growth stocks.

The Portfolio component managed by T. Rowe Price Associates, Inc. trailed its benchmark, the Russell Midcap® Growth Index, for the period. Stock picks in health care weighed on returns. Within the sector, names in health care equipment and supplies lagged. An overweight position and stock selection in industrials & business services, particularly within airlines, also held back returns. Conversely, stock selection in the consumer discretionary sector, notably within automobiles, led relative results. An underweight position in the sector also proved beneficial. The consumer staples sector also contributed due to stock choices. Within the sector, names in food products were among the top contributors to performance. Stock selection and an underweight position in real estate also added value. Of the securities held during the period, Newell Brands, Inc., Aptiv PLC, Rockwell Automation, Inc., Align Technology, Inc. (underweight), and TESARO, Inc. detracted most from relative returns. On the positive side, Atlassian Corp. PLC, Match Group, Inc., Harris Corp., Dollar General Corp., and Fidelity National Financial were the most significant contributors to relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Security selection was the primary driver of relative outperformance. Stock selection was strongest within the information technology, health care, and consumer staples sectors. Weaker selection within the industrials, energy, and materials sectors partially offset positive performance. Sector allocation, a fall out of the bottom-up security selection process, contributed to relative returns during the period. The most significant contribution to relative results came from the Portfolio's overweight to information technology, while underweight allocations to consumer discretionary and materials also proved favorable. In contrast, the Portfolio's overweight exposure to energy, the worst performing sector over the period, detracted from relative returns, as did the Portfolio's underweight to financials.

Top contributors to relative performance included ServiceNow, Inc. (information technology), Insulet Corp. (health care), and Arista Networks, Inc. (information technology). The top relative detractors in the Portfolio during the period were Ulta Beauty, Inc. (consumer discretionary), Advanced Micro Devices, Inc. (information technology), and Uber Technologies, Inc. (information technology).

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Massachusetts Financial Services Company SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	6.82%	6.63%	6.53%
5-Year	9.71%	9.54%	9.43%
10-Year	8.40%	8.24%	8.13%
Since Inception	9.57%	9.11%	9.70%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Value Portfolio — Class 1

The SA Multi-Managed Mid Cap Value Portfolio — Class 1 shares returned 6.82% for the 12-month period ending March 31, 2018, compared to a 6.50% return for the Russell Midcap Value Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of U.S. mid cap value equities.

The Portfolio component managed by Massachusetts Financial Services Company outperformed the benchmark for the period. Stock selection in the financial services, utilities & communications and industrial goods & services sectors contributed to performance. Within the financial services sector, overweight positions in XL Group, Ltd., TD Ameritrade Holding Corp., and Comerica, Inc. boosted relative returns. Within the utilities & communications sector, avoiding poor-performing PPLCorp. aided relative performance. Within the industrial goods & services sector, the Portfolio's holdings Deere & Co. and Rockwell Automation, Inc. further bolstered relative performance as both stocks outpaced the benchmark during the period. Stocks in other sectors that were among the Portfolio's top relative contributors included holdings Maxim Integrated Products, Inc. and Aptiv PLC. The Portfolio's avoidance of poor-performing Baker Hughes a GE Co., LLC also benefited relative results. An overweight position in STERIS PLC further helped relative returns.

An overweight allocation and unfavorable stock selection within the consumer staples sector detracted from relative performance. Within this sector, the Portfolio's overweight to Treehouse Foods, Inc. hampered relative results. Stocks in other sectors that were among the Portfolio's top relative detractors included holdings Element Fleet Management Corp., NCR Corp., Forum Energy Technologies, Inc., and Altice USA, Inc. The Portfolio's overweight positions in Frank's International NV, Alaska Air Group, Inc., Harley-Davidson, Inc., and Lifepoint Health, Inc. also hurt relative performance. Not owning strong-performing Marathon Oil Corp. further detracted from relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Value Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by T. Rowe Price Associates, Inc. outperformed its benchmark, the Russell Midcap® Value Index, for the period. Stock selection was mainly responsible for excess returns. The effect of sector allocation was also positive. Utilities led relative results due to stock choices. An underweight position in real estate, along with favorable stock selection, also boosted returns. Stock picks in the industrials & business services sector also added value. Conversely, the consumer discretionary sector detracted due to stock selection. Within the sector, holdings in leisure products and media lagged. Of the securities held during the period, NRG Energy, Inc., C.H. Robinson Worldwide, Inc., Textron, Inc., Rayonier, Inc., and Zoetis, Inc. were the most significant contributors to relative results. On the negative side, Viacom, Inc., Mattel, Inc., EQT Corp., Patterson-UTI Energy, Inc., and Edgewell Personal Care Co. detracted the most from relative returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Small Cap Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	SunAmerica Asset Management, LLC PNC Capital Advisors, LLC J.P. Morgan Investment Management Inc.

Growth of a $10,000 Investment

SA Multi-Managed Small Cap Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	11.30%	11.13%	11.03%
5-Year	9.94%	9.78%	9.67%
10-Year	8.53%	8.37%	8.26%
Since Inception	5.48%	4.37%	8.27%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

2 The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. Companies in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Small Cap Portfolio — Class 1

The SA Multi-Managed Small Cap Portfolio — Class 1 shares returned 11.30% for the 12-months ended March 31, 2018, compared to a 11.79% return for the Russell 2000 Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of broad U.S. small cap equities.

Within the Portfolio component managed by J.P. Morgan Investment Management, Inc., the Portfolio trailed its benchmark, the Russell 2000® Index, for the period largely due to stock selection in the software & services and health services & systems sectors. Stock selection in the pharmaceutical and energy sectors contributed to performance. The Portfolio's sector allocations added to performance, driven by overweight positions in the pharmaceutical and software & services sectors. Alternatively, the Portfolio's overweight positioning in the energy and systems hardware sectors hurt performance. At the individual stock level, overweight positions in Wright Medical Group NV and Versartis, Inc. weighed on results. Overweight positions in Take-Two Interactive Software, Inc., Nektar Therapeutics and MyoKardia, Inc. contributed to performance. As of March 31, 2018, the Portfolio's largest overweight exposures are in the pharmaceutical and health services & systems sectors. The largest underweight exposures are in the consumer cyclical and finance sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Small Cap Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by PNC Capital Advisors, LLC, the Portfolio outperformed its benchmark, the Russell 2000® Index, for the period. Stock selection overall was positive with holdings in the industrials, real estate, health care, and information technology sectors contributing to relative performance. Holdings in the consumer discretionary, financials, and materials sectors detracted from relative performance. Sector allocation was also a contributor to relative performance primarily from the Portfolio's overweight to the industrials sector and underweight to the real estate sector and consumer staples sectors, as well as no exposure to the energy and utilities sectors. This was partially offset by the Portfolio's underweight to the health care and information technology sectors. From an individual stock level perspective, the largest contributors to performance were Credit Acceptance Corp., On Assignment, Inc., HEICO Corp., Insperity, Inc., and Neogen Corp. The largest detractors were WageWorks, Inc., Dorman Products, Inc., REV Group, Inc., EnerSys, and Home BancShares, Inc. As of March 31, 2018, the Portfolio's largest overweight was to the industrials sector followed by the financials and consumer discretionary sectors and the largest underweight was to the health care sector, followed by the information technology and materials sectors. The Portfolio does not currently have any exposure to the energy, consumer staples, telecom, or utilities sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed International Equity Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Schroder Investment Management SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed International Equity Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	16.37%	16.33%	16.12%
5-Year	5.71%	5.54%	5.45%
10-Year	2.01%	1.87%	1.77%
Since Inception	2.63%	2.13%	6.29%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/10/02

1 The MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid-cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The Index covers approximately 84% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed International Equity Portfolio — Class 1

The SA Multi-Managed International Equity Portfolio — Class 1 shares returned 16.37% for the 12-month period ending March 31, 2018, compared to a 14.80% return for the MSCI EAFE Index (net).

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of the broad non-U.S. equity market.

The Portfolio component managed by T. Rowe Price Associates, Inc. outperformed its benchmark, the MSCI EAFE Index (net), for the period. Stock selection was positive and drove relative outperformance for the period. Of securities held by the Portfolio during the period, Taiwan Semiconductor Manufacturing Co., Ltd., Tokyo Electron, Ltd., Tencent Holdings, Ltd., and THK Co., Ltd. were the most significant contributors to relative performance. Conversely, WPP, PLC was the largest relative detractor. Country selection also supported relative performance for the period. China, Japan, Australia, and Denmark holdings contributed the most to relative returns. Conversely, Germany, France, Canada, and Sweden holdings hampered relative results. Sector allocation had a modestly negative effect on relative performance. Most notably, the Portfolio's overweight to the telecommunication services and health care sectors proved detrimental. On the positive side, the Portfolio's overweight to the information technology sector and underweight to consumer staples supported relative returns.

The Portfolio component managed by Schroder Investment Management North America Inc. outperformed its benchmark MSCI EAFE Index (net) for the period. Stock selection drove outperformance. Positions within the financials, consumer staples and information technology sectors were particularly strong. Conversely holdings in industrials and consumer discretionary sectors detracted somewhat. The Portfolio also benefitted from an overweight to the information technology sector. By region, Asia (particularly Japan) and emerging markets positions benefitted the Portfolio. At the stock level, Tencent Holdings, Ltd. was the strongest performer. Shares in Reckitt Benckiser Group PLC detracted over the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Goal:	Relatively high current income and secondarily capital appreciation
Managers:	PineBridge Investments LLC Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	1.38%	1.14%	1.07%
5-Year	1.54%	1.39%	1.27%
10-Year	3.38%	3.22%	3.12%
Since Inception	3.88%	3.85%	3.35%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Bloomberg Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

3 The Bloomberg Barclays U.S. Corporate IG Index measures publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

4 The Bloomberg Barclays U.S. Agency Fixed Rate MBS Index covers agency fixed-rate mortgage-backed pass-through securities (MBS) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

5 The Bloomberg Barclays CMBS ERISA Eligible Index has been designed to measure the performance of the commercial mortgage-backed securities (CMBS) market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Diversified Fixed Income Portfolio — Class 1

The SA Multi-Managed Diversified Fixed Income Portfolio — Class 1 shares returned 1.38% for the 12-month period ending March 31, 2018, compared to a 1.20% return for the Bloomberg Barclays U.S. Aggregate Bond Index.

Approximately a third of the Portfolio is passively managed by PineBridge Investments, LLC to match the performance of the broad U.S. government bond market.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Diversified Fixed Income Portfolio Class 1 (unaudited) (continued)

The Portfolio component actively managed by PineBridge Investments, LLC, outperformed its benchmark for the period. The Portfolio's allocation to high yield over the course of the year positively impacted performance. An overweight allocation to investment grade corporate credit versus that of the benchmark also contributed to performance. Security selection within investment grade corporate credit contributed to performance as well, particularly selections within the financial and utility sectors. Within the securitized sector, security selection contributed to performance over the year.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark 50% Bloomberg Barclays U.S. Corporate IG Index, 40% Bloomberg Barclays U.S. Agency Fixed Rate MBS Index, 10% Bloomberg Barclays CMBS ERISA Eligible Index for the period. Outperformance during the period was driven by investment grade credit positioning, particularly security selection within industrials, and an exposure to the high yield sector and bank loans. Allocations to non-agency residential mortgage-backed securities and high quality collateralized loan obligations also contributed to outperformance. The Portfolio's position in Treasury Inflation Protected Securities contributed to results. During the period, the Portfolio used interest rate futures to manage duration and yield curve exposure. The Portfolio's use of interest rate futures detracted from absolute returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Wellington Real Return Portfolio Class 3 (unaudited)

Investment Goal:	Total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.
Manager:	Wellington Management Company LLP

Growth of a $10,000 Investment

SA Wellington Real Return Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 3*
1-Year	1.42%	1.18%
5-Year	0.19%	–0.06%
10-Year	N/A	2.09%
Since Inception	0.82%	2.46%

* Inception date for Class 1: 01/23/12; Class 3: 02/14/05

1 The Bloomberg Barclays World Government Inflation Linked 1-10 year Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.

2 The Bloomberg Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Wellington Real Return Portfolio — Class 3

The SA Wellington Real Return Portfolio — Class 3 shares returned 1.18% for the 12-month period ending March 31, 2018, compared to a 1.86% return for the Bloomberg Barclays World Government Inflation Linked 1-10 Year Index (Hedged), and a 0.43% return for the Bloomberg Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index.

The Portfolio's overweight positions to Canadian, New Zealand, and Japanese linkers were additive to relative performance during the year. Within the Portfolio's exposure to the United States, performance relative to its benchmark, the Bloomberg Barclays World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD), was negative overall. Negative contribution from U.S. duration positioning was only partially offset by the benefit of security selection within U.S. Treasury Inflation Protected Securities. Overall, the Portfolio's interest rate positioning contributed positively to benchmark-relative results.

The Portfolio hedges foreign currency exposure through the use of currency forwards. Overall, the Portfolio's currency hedges detracted from absolute returns. The Portfolio also utilized Treasury futures which had a negative impact on absolute returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Columbia Focused Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Manager:	Columbia Management Investment Advisers, LLC

Growth of a $10,000 Investment

SA Columbia Focused Growth Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	24.20%	23.96%	23.84%
5-Year	12.67%	12.51%	12.39%
10-Year	8.71%	8.54%	8.43%
Since Inception	4.47%	5.06%	8.79%

* Inception date for Class 1: 07/05/00; Class 2: 10/16/00; Class 3: 11/11/02

1 The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Columbia Focused Growth Portfolio — Class 1

The SA Columbia Focused Growth Portfolio — Class 1 shares returned 24.20% for the 12-month period ending March 31, 2018, compared to a 21.25% return for the Russell 1000 Growth Index.

U.S. equity markets, as represented by the S&P 500® Index, performed strongly throughout the majority of the period, repeatedly hitting record highs along the way. As investor enthusiasm waned after a prolonged period of low volatility, U.S. equity markets pulled back to close the period. Growth stocks outpaced value oriented names as the Russell 1000 Growth Index delivered a 21.25% return versus the Russell 1000 Value Index's 6.95% for the period, which proved beneficial as the Portfolio focuses on high-quality, high-growth equities.

Overall, the Portfolio delivered a strong year outperforming its benchmark the Russell 1000 Growth Index for the period. Positioning in the information technology sector accounted for the bulk of the relative outperformance. The strategy also fared well on a relative basis in the consumer staples sector. Selection in the consumer discretionary sector was mixed for the year and relative results were generally flat. The Portfolio did not keep pace in the health care sector as holdings in the biotechnology and equipment industries held back relative returns. Positioning and an underweight in the rallying industrials sector also proved to be a headwind for the year.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Columbia Focused Value Portfolio Class 2 (unaudited)

Investment Goal:	Long-term growth of capital
Manager:	Columbia Management Investment Advisers, LLC

Growth of a $10,000 Investment

SA Columbia Focused Value Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 2*	Class 3*
1-Year	12.87%	12.74%	12.60%
5-Year	12.57%	12.41%	12.29%
10-Year	N/A	7.39%	7.29%
Since Inception	12.87%	8.84%	9.98%

* Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Columbia Focused Value Portfolio — Class 2

The SA Columbia Focused Value Portfolio — Class 2 shares returned 12.74% for the 12-month period ending March 31, 2018, compared to a return of 6.95% for the Russell 1000 Value Index.

Equity markets delivered robust performance for the first three quarters of the period, with all sectors of the S&P 500® Index delivering positive returns. Growth-oriented stocks outperformed value-oriented stocks throughout the period. Technology outperformed during the period, which helped the Portfolio as a result of its overweight to the sector. Lack of exposure to real estate also helped, as did an underweight to the health care sector.

As would be expected given the Portfolio's bottom-up approach, broad-based security selection accounted for the bulk of outperformance. Strong selection in the industrials, health care, and energy sectors drove results. Selection within the utilities and consumer staples sectors also contributed to outperformance. Stocks making the greatest contribution included semiconductor equipment maker Applied Materials, Inc., Tyson Foods, Inc., and data manager Teradata Corp. Not holding General Electric Co. was also a top contributor to relative performance as the stock lagged significantly over the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 3*
1-Year	11.50%	11.25%
5-Year	N/A	8.09%
10-Year	N/A	5.54%
Since Inception	11.87%	5.69%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 57% Russell 3000® Index, 23% MSCI EAFE Index (net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Growth Portfolio — Class 3

The SA Allocation Growth Portfolio — Class 3 shares posted a return of 11.25% for the 12-month period ending March 31, 2018, compared to a 13.81% return for the Russell 3000 Index, a 14.80% return for the MSCI EAFE Index, a 1.20% return for the Bloomberg Barclays U.S. Aggregate Bond Index (net), and a 11.48% return for the Blended Index (57% Russell 3000 Index, 23% MSCI EAFE Index (net), and 20% Bloomberg Barclays U.S. Aggregate Bond Index).

The Portfolio increased its universe of underlying funds during the period to broaden its investments in both actively and passively-managed funds. The Portfolio increased its average exposure to equities during the last half of the Period. This benefited performance as equity returns were substantially higher than fixed income returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Growth Portfolio Class 3 (unaudited) (continued)

Within equities, exposure to small cap U.S. equities detracted from relative performance. The Portfolio was slightly overweight growth equity funds during the period but this did not have a significant impact on performance. Overall, U.S. equity managers within the fund-of-funds underperformed their respective benchmarks during the period while international equity managers outperformed. Exposure to international equities boosted performance as the MSCI EAFE Index outperformed the Russell 3000 Index during the period. In addition, strong performance of the SA Multi-Managed International Equity Portfolio and exposure to emerging markets helped relative returns. Exposure to small-cap U.S. equities detracted from relative performance. The Portfolio was slightly overweight growth equity funds during the period but this did not have a significant impact on performance. U.S. equity managers within the fund-of-funds underperformed their respective benchmarks during the period while international equity managers within the fund-of-funds outperformed.

The Portfolio increased its average exposure to equities during the last half of the period. This benefited performance as equity returns were substantially higher than fixed income returns.

Fixed income managers within the fund-of-funds slightly outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. The SA PineBridge High-Yield Bond Portfolio contributed to relative performance as high-yield bonds outperformed the broader fixed income market. Exposure to the SA PineBridge High-Yield Bond Portfolio was reduced during the period as the extra interest rates paid by these bonds relative to U.S. Treasuries fell.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 3*
1-Year	9.64%	9.43%
5-Year	N/A	6.74%
10-Year	N/A	4.98%
Since Inception	9.79%	5.18%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 47% Russell 3000® Index, 18% MSCI EAFE Index (net) and 35% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Growth Portfolio — Class 3

The SA Allocation Moderate Growth Portfolio — Class 3 shares posted a return of 9.43% for the 12-month period ending March 31, 2018, compared to a 13.81% return for the Russell 3000 Index, a 14.80% return for the MSCI EAFE Index, a 1.20% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 9.51% return for the Blended Index (47% Russell 3000 Index, 18% MSCI EAFE Index (net), and 35% Bloomberg Barclays U.S. Aggregate Bond Index).

The Portfolio increased its universe of underlying funds during the period to broaden its investments in both actively and passively-managed funds.

Within equities, exposure to small cap U.S. equities detracted from relative performance. The Portfolio was slightly overweight growth equity funds during the period but this did not have a significant impact on performance. U.S. equity managers within the fund-of-funds underperformed their respective benchmarks during the period while international equity managers within the fund-of-funds outperformed. Exposure to international equities boosted performance as the MSCI EAFE Index outperformed the Russell 3000 Index during the period. In addition, strong performance of the SA Multi-Managed International Equity Portfolio and investments in emerging markets helped relative returns.

The Portfolio increased its average exposure to equities during the last half of the period. This benefited performance as equity returns were substantially higher than fixed income returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Growth Portfolio Class 3 (unaudited) (continued)

Fixed income managers within the fund-of-funds slightly outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. The SA PineBridge High-Yield Bond Portfolio contributed to relative performance as high-yield bonds outperformed the broader fixed income market. Exposure to the SA PineBridge High-Yield Bond Portfolio was reduced during the period as the extra interest rates paid by these bonds relative to U.S. Treasuries fell. Investments in inflation-protected securities were increased during the period to help protect against any increase in inflation.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and moderate current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 3*
1-Year	8.40%	8.19%
5-Year	N/A	6.03%
10-Year	N/A	5.00%
Since Inception	8.40%	5.11%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of (41% Russell 3000® Index, 14% MSCI EAFE Index (net)) and 45% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Portfolio — Class 3

The SA Allocation Moderate Portfolio — Class 3 shares posted a return of 8.19% for the 12-month period ending March 31, 2018, compared to a 13.81% return for the Russell 3000 Index, a 14.80% return for the MSCI EAFE Index, a 1.20% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 8.20% return for the Blended Index (41% Russell 3000 Index, 14% MSCI EAFE Index (net), and 45% Bloomberg Barclays U.S. Aggregate Bond Index).

The Portfolio increased its universe of underlying funds during the period to broaden its investments in both actively and passively-managed funds.

Within equities, exposure to small cap U.S. equities detracted from relative performance. The Portfolio was slightly overweight growth equity funds during the period but this did not have a significant impact on performance. U.S. equity managers within the fund-of-funds underperformed their respective benchmarks during the period while international equity managers within the fund-of-funds outperformed. Exposure to international equities boosted performance as the MSCI EAFE Index outperformed the Russell 3000 Index during the period. In addition, strong performance of the SA Multi-Managed International Equity Portfolio and investments in emerging markets helped relative returns.

The Portfolio increased its average exposure to equities during the last half of the period. This benefited performance as equity returns were substantially higher than fixed income returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Portfolio Class 3 (unaudited) (continued)

Fixed income managers within the fund-of-funds slightly outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. The SA PineBridge High-Yield Bond Portfolio contributed to relative performance as high-yield bonds outperformed the broader fixed income market. Exposure to the SA PineBridge High-Yield Bond Portfolio was reduced during the period as the extra interest rates paid by these bonds relative to U.S. Treasuries fell. Investments in inflation-protected securities were increased during the period to help protect against any increase in inflation.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Balanced Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/18

	Class 1*	Class 3*
1-Year	6.39%	6.16%
5-Year	N/A	5.07%
10-Year	N/A	4.80%
Since Inception	6.15%	4.84%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) & 60% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Balanced Portfolio — Class 3

The SA Allocation Balanced Portfolio — Class 3 shares posted a return of 6.16% for the 12-month period ending March 31, 2018, compared to a 13.81% return for the Russell 3000 Index, a 14.80% return for the MSCI EAFE Index, a 1.20% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 6.27% return for the Blended Index (30% Russell 3000 Index, 10% MSCI EAFE Index (net), and 60% Bloomberg Barclays U.S. Aggregate Bond Index).

The Portfolio increased its universe of underlying funds during the period to broaden its investments in both actively and passively-managed funds.

Within equities, exposure to small cap U.S. equities detracted from relative performance. The Portfolio was slightly overweight growth equity funds during the period but this did not have a significant impact on performance. U.S. equity managers within the fund-of-funds underperformed their respective benchmarks during the period while international equity managers within the fund-of-funds outperformed. Exposure to international equities boosted performance as the MSCI EAFE Index outperformed the Russell 3000 Index during the period. In addition, strong performance of the SA Multi-Managed International Equity Portfolio and investments in emerging markets helped relative returns.

The Portfolio increased its average exposure to equities during the last half of the period. This benefited performance as equity returns were substantially higher than fixed income returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Balanced Portfolio Class 3 (unaudited) (continued)

Fixed income managers within the fund-of-funds slightly outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. The SA PineBridge High-Yield Bond Portfolio contributed to relative performance as high-yield bonds outperformed the broader fixed income market. Exposure to the SA PineBridge High-Yield Bond Portfolio was reduced during the period as the extra interest rates paid by these bonds relative to U.S. Treasuries fell. Investments in inflation-protected securities were increased during the period to help protect against any increase in inflation.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

PRESORTED STD
U.S. POSTAGE PAID
MERRILL
CORPORATION
ZIP CODE 10105

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906AR.14 (5/18)

Item 2. Code of Ethics.

Seasons Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”).  During the fiscal year ended March 31, 2018, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Sher, Ms. Jelenko and Mr. Bouton are considered to be “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2017	2018
(a) Audit Fees	$731,889	$753,845
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$117,960	$163,910
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.  Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2017	2018
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$296,820	$269,506

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2017 and 2018 were $460,465 and $459,871, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: June 8, 2018